UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2016

Rydex Funds Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
BANKING FUND	9
BASIC MATERIALS FUND	16
BIOTECHNOLOGY FUND	23
CONSUMER PRODUCTS FUND	30
ELECTRONICS FUND	38
ENERGY FUND	45
ENERGY SERVICES FUND	54
FINANCIAL SERVICES FUND	60
HEALTH CARE FUND	70
INTERNET FUND	78
LEISURE FUND	85
PRECIOUS METALS FUND	93
REAL ESTATE FUND	99
RETAILING FUND	107
TECHNOLOGY FUND	114
TELECOMMUNICATIONS FUND	122
TRANSPORTATION FUND	129
UTILITIES FUND	136
NOTES TO FINANCIAL STATEMENTS	143
OTHER INFORMATION	152
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	155
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	159

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for 18 of our Sector Funds (the “Funds”) for the six-month period ended September 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2016

Economic growth continues to rebound, even though the rise in U.S. Gross Domestic Product (“GDP”) disappointed in the first half of 2016. There was a large headwind from inventory drawdowns, which should soon reverse after five quarters of dragging on growth. Real GDP growth is expected to be around 2.5 percent in the second half of the year, driven by consumption, housing, and a fading trade drag, and supporting the view that U.S. economic growth remains resilient to global weakness.

The euro zone economy is slowly improving, but inflation will likely persist well below the European Central Bank’s (“ECB”) target in the coming quarters due to substantial slack. The ECB has indicated that more quantitative easing is possible, but will soon need to alter the quantitative easing program in order to keep up their purchase pace. Both China and Japan need weaker currencies. Chinese growth and capital flows have stabilized for now, but surging construction and a credit boom raise the prospect of future instability. Japan’s economic prospects are weak, and inflation remains far from the Bank of Japan’s (“BOJ”) target. The surging yen could drive further policy easing, including an increase in fiscal stimulus.

It appears the U.S. Federal Reserve (the “Fed”) will move forward with raising rates in December, absent any economic or geopolitical surprise or a meaningful tightening of financial conditions over the fourth quarter. But key events could influence risk asset performance for the balance of the year: A continued recovery in oil prices following the Organization of Petroleum Exporting Countries (“OPEC”) agreement to keep production between 32.5 to 33 million barrels per day would help sustain the rally (although we are skeptical that they will adhere to any quota based on historical production levels). Global oil inventories remain high, but supply and demand are moving toward balance. A rebound in GDP growth would also lift U.S. equity and corporate bond prices higher.

The macroeconomic picture remains the same; we are not on the verge of a recession. But despite our positive outlook on the U.S. economy, valuations across risk assets argue for caution. Ongoing accommodation from central bankers across the globe has alleviated much of the initial macroeconomic tail risk posed by Brexit but may not be enough to dampen the seasonal volatility typically observed in the fourth quarter. Ongoing troubles in the banking sector, such as the woes afflicting Deutsche Bank and Wells Fargo, coupled with uncertainty surrounding upcoming political events, which include the new Trump administration, the Italian constitutional referendum, and key European elections, may create volatility for risk assets for the balance of the year.

For the six months ended September 30, 2016, the Standard & Poor’s 500® (“S&P 500®”) Index* returned 6.40%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.88%. The return of the MSCI Emerging Markets Index* was 9.75%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.68% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 11.38%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.17% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or (“MBS”) (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2016 and ending September 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.36%	10.42%	$ 1,000.00	$ 1,104.20	$ 7.17
A-Class	1.61%	10.32%	1,000.00	1,103.20	8.49
C-Class	2.36%	9.89%	1,000.00	1,098.90	12.42
H-Class	1.61%	10.33%	1,000.00	1,103.30	8.49
Basic Materials Fund
Investor Class	1.37%	13.59%	1,000.00	1,135.90	7.34
A-Class	1.61%	13.46%	1,000.00	1,134.60	8.62
C-Class	2.36%	13.03%	1,000.00	1,130.30	12.60
H-Class	1.61%	13.49%	1,000.00	1,134.90	8.62
Biotechnology Fund
Investor Class	1.36%	14.35%	1,000.00	1,143.50	7.31
A-Class	1.60%	14.21%	1,000.00	1,142.10	8.59
C-Class	2.35%	13.76%	1,000.00	1,137.60	12.59
H-Class	1.60%	14.16%	1,000.00	1,141.60	8.59
Consumer Products Fund
Investor Class	1.36%	3.18%	1,000.00	1,031.80	6.93
A-Class	1.61%	3.06%	1,000.00	1,030.60	8.20
C-Class	2.35%	2.67%	1,000.00	1,026.70	11.94
H-Class	1.61%	3.06%	1,000.00	1,030.60	8.20
Electronics Fund
Investor Class	1.37%	17.69%	1,000.00	1,176.90	7.48
A-Class	1.62%	17.59%	1,000.00	1,175.90	8.84
C-Class	2.36%	17.12%	1,000.00	1,171.20	12.85
H-Class	1.61%	17.46%	1,000.00	1,174.60	8.78
Energy Fund
Investor Class	1.36%	19.34%	1,000.00	1,193.40	7.48
A-Class	1.61%	19.14%	1,000.00	1,191.40	8.84
C-Class	2.36%	18.74%	1,000.00	1,187.40	12.94
H-Class	1.61%	19.12%	1,000.00	1,191.20	8.84
Energy Services Fund
Investor Class	1.36%	7.92%	1,000.00	1,079.20	7.09
A-Class	1.61%	7.71%	1,000.00	1,077.10	8.38
C-Class	2.36%	7.32%	1,000.00	1,073.20	12.27
H-Class	1.61%	7.67%	1,000.00	1,076.70	8.38
Financial Services Fund
Investor Class	1.37%	7.24%	1,000.00	1,072.40	7.12
A-Class	1.61%	7.11%	1,000.00	1,071.10	8.36
C-Class	2.36%	6.70%	1,000.00	1,067.00	12.23
H-Class	1.61%	7.11%	1,000.00	1,071.10	8.36
Health Care Fund
Investor Class	1.36%	7.57%	1,000.00	1,075.70	7.08
A-Class	1.61%	7.38%	1,000.00	1,073.80	8.37
C-Class	2.36%	7.00%	1,000.00	1,070.00	12.25
H-Class	1.61%	7.41%	1,000.00	1,074.10	8.37

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.37%	14.91%	$ 1,000.00	$ 1,149.10	$ 7.38
A-Class	1.61%	14.77%	1,000.00	1,147.70	8.67
C-Class	2.36%	14.33%	1,000.00	1,143.30	12.68
H-Class	1.61%	14.79%	1,000.00	1,147.90	8.67
Leisure Fund
Investor Class	1.36%	1.73%	1,000.00	1,017.30	6.88
A-Class	1.61%	1.61%	1,000.00	1,016.10	8.14
C-Class	2.36%	1.22%	1,000.00	1,012.20	11.90
H-Class	1.61%	1.59%	1,000.00	1,015.90	8.14
Precious Metals Fund
Investor Class	1.26%	34.53%	1,000.00	1,345.30	7.41
A-Class	1.51%	34.33%	1,000.00	1,343.30	8.87
C-Class	2.26%	33.88%	1,000.00	1,338.80	13.25
H-Class	1.51%	34.40%	1,000.00	1,344.00	8.87
Real Estate Fund
A-Class	1.62%	6.49%	1,000.00	1,064.90	8.39
C-Class	2.37%	6.11%	1,000.00	1,061.10	12.25
H-Class	1.62%	6.50%	1,000.00	1,065.00	8.39
Retailing Fund
Investor Class	1.37%	(2.26%)	1,000.00	977.40	6.79
A-Class	1.62%	(2.37%)	1,000.00	976.30	8.03
C-Class	2.36%	(2.76%)	1,000.00	972.40	11.67
H-Class	1.61%	(2.39%)	1,000.00	976.10	7.98
Technology Fund
Investor Class	1.37%	12.67%	1,000.00	1,126.70	7.30
A-Class	1.62%	12.55%	1,000.00	1,125.50	8.63
C-Class	2.36%	12.11%	1,000.00	1,121.10	12.55
H-Class	1.61%	12.49%	1,000.00	1,124.90	8.58
Telecommunications Fund
Investor Class	1.37%	9.81%	1,000.00	1,098.10	7.21
A-Class	1.61%	9.63%	1,000.00	1,096.30	8.46
C-Class	2.36%	9.25%	1,000.00	1,092.50	12.38
H-Class	1.61%	9.65%	1,000.00	1,096.50	8.46
Transportation Fund
Investor Class	1.37%	2.18%	1,000.00	1,021.80	6.94
A-Class	1.61%	2.08%	1,000.00	1,020.80	8.16
C-Class	2.36%	1.70%	1,000.00	1,017.00	11.93
H-Class	1.62%	2.06%	1,000.00	1,020.60	8.21
Utilities Fund
Investor Class	1.39%	1.74%	1,000.00	1,017.40	7.03
A-Class	1.64%	1.59%	1,000.00	1,015.90	8.29
C-Class	2.38%	1.21%	1,000.00	1,012.10	12.00
H-Class	1.62%	1.62%	1,000.00	1,016.20	8.19

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.36%	5.00%	$ 1,000.00	$ 1,018.25	$ 6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Basic Materials Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Biotechnology Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Consumer Products Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Electronics Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Energy Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Energy Services Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Financial Services Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Health Care Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.37%	5.00%	$ 1,000.00	$ 1,018.20	$ 6.93
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Leisure Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Precious Metals Fund
Investor Class	1.26%	5.00%	1,000.00	1,018.75	6.38
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
Real Estate Fund
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
Retailing Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Technology Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Telecommunications Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Transportation Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
Utilities Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.10	7.03
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2016 to September 30, 2016.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2016

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class*	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
Citigroup, Inc.	4.1%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	4.0%
Wells Fargo & Co.	3.9%
U.S. Bancorp	3.0%
PNC Financial Services Group, Inc.	2.3%
Bank of New York Mellon Corp.	2.3%
Capital One Financial Corp.	2.1%
BB&T Corp.	1.9%
State Street Corp.	1.8%
Top Ten Total	29.5%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
BANKING FUND

	Shares	Value

COMMON STOCKS† - 98.5%

Banks - 93.1%
Citigroup, Inc.	25,081	$1,184,576
JPMorgan Chase & Co.	17,701	1,178,710
Bank of America Corp.	73,873	1,156,112
Wells Fargo & Co.	25,605	1,133,789
U.S. Bancorp	20,041	859,558
PNC Financial Services Group, Inc.	7,432	669,549
Bank of New York Mellon Corp.	16,327	651,120
Capital One Financial Corp.	8,578	616,158
BB&T Corp.	14,681	553,767
State Street Corp.	7,520	523,618
SunTrust Banks, Inc.	10,659	466,864
M&T Bank Corp.	3,715	431,312
Fifth Third Bancorp	19,484	398,643
Northern Trust Corp.	5,765	391,962
Citizens Financial Group, Inc.	14,697	363,163
KeyCorp	29,749	362,045
Regions Financial Corp.	35,619	351,560
First Republic Bank	4,439	342,291
Huntington Bancshares, Inc.	32,945	324,840
Banco Bradesco S.A. ADR	34,507	312,978
Comerica, Inc.	6,152	291,113
Credicorp Ltd.	1,780	270,952
ICICI Bank Ltd. ADR	35,850	267,799
Toronto-Dominion Bank	6,028	267,643
Signature Bank*	2,250	266,513
HDFC Bank Ltd. ADR	3,657	262,902
HSBC Holdings plc ADR	6,971	262,179
Royal Bank of Canada	4,210	260,852
Zions Bancorporation	8,285	257,001
SVB Financial Group*	2,302	254,463
Bank of Montreal	3,783	248,051
Canadian Imperial Bank of Commerce	3,175	246,158
Bank of Nova Scotia	4,570	242,164
Popular, Inc.	6,292	240,480
Barclays plc ADR	27,642	240,209
Credit Suisse Group AG ADR	17,886	235,022
East West Bancorp, Inc.	6,384	234,357
ING Groep N.V. ADR	18,904	233,275
PacWest Bancorp	5,323	228,410
Deutsche Bank AG*	17,280	226,195
Banco Santander Chile ADR	10,910	225,728
Grupo Financiero Santander Mexico SAB de CV ADR	25,645	225,676
Banco Santander Brasil S.A. ADR	33,510	224,517
UBS Group AG	16,464	224,240
Bancolombia S.A. ADR	5,718	223,231
Sumitomo Mitsui Financial Group, Inc. ADR	33,032	222,966
Banco Santander S.A. ADR	50,338	221,991
Commerce Bancshares, Inc.	4,492	221,277
Banco Bilbao Vizcaya Argentaria S.A. ADR	36,751	219,036
BOK Financial Corp.	3,163	218,152
Cullen/Frost Bankers, Inc.	3,023	217,475
Bank of the Ozarks, Inc.	5,658	217,267
Western Alliance Bancorporation*	5,430	203,842
First Citizens BancShares, Inc. — Class A	685	201,315
Synovus Financial Corp.	6,177	200,938
Prosperity Bancshares, Inc.	3,652	200,458
PrivateBancorp, Inc. — Class A	4,236	194,517
First Horizon National Corp.	12,460	189,766
Webster Financial Corp.	4,949	188,111
Umpqua Holdings Corp.	12,125	182,481
Chemical Financial Corp.	3,988	175,990
BankUnited, Inc.	5,820	175,764
UMB Financial Corp.	2,928	174,070
Associated Banc-Corp.	8,875	173,861
United Bankshares, Inc.	4,554	171,549
Wintrust Financial Corp.	3,073	170,767
MB Financial, Inc.	4,447	169,164
Home BancShares, Inc.	7,958	165,606
Texas Capital Bancshares, Inc.*	2,995	164,485
FNB Corp.	13,271	163,233
Valley National Bancorp	16,678	162,277
Hancock Holding Co.	4,964	160,983
Fulton Financial Corp.	11,010	159,865
TCF Financial Corp.	10,948	158,855
First Financial Bankshares, Inc.	4,316	157,275
Cathay General Bancorp	5,106	157,163
Pinnacle Financial Partners, Inc.	2,904	157,048
Hope Bancorp, Inc.	8,987	156,104
Hilltop Holdings, Inc.*	6,716	150,841
Community Bank System, Inc.	3,093	148,804
Glacier Bancorp, Inc.	5,217	148,789
BancorpSouth, Inc.	6,317	146,554
Great Western Bancorp, Inc.	4,249	141,577
CVB Financial Corp.	8,039	141,567
Bank of Hawaii Corp.	1,949	141,536
South State Corp.	1,880	141,075
Old National Bancorp	9,988	140,431
Columbia Banking System, Inc.	4,240	138,733
Trustmark Corp.	4,995	137,662
IBERIABANK Corp.	1,966	131,958
First Midwest Bancorp, Inc.	6,570	127,195
United Community Banks, Inc.	5,943	124,922
LegacyTexas Financial Group, Inc.	3,935	124,464
Westamerica Bancorporation	2,405	122,366
Boston Private Financial Holdings, Inc.	8,220	105,463
Total Banks		26,819,333

Savings & Loans - 3.2%
New York Community Bancorp, Inc.	18,396	261,775
People’s United Financial, Inc.	14,101	223,078
Investors Bancorp, Inc.	16,285	195,583
Sterling Bancorp	8,792	153,860
Banc of California, Inc.	4,987	87,073
Total Savings & Loans		921,369

Diversified Financial Services - 1.0%
CIT Group, Inc.	7,619	276,570

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
BANKING FUND

	Shares	Value

Insurance - 0.8%
Voya Financial, Inc.	8,304	$239,321

Real Estate - 0.4%
HFF, Inc. — Class A	3,829	106,025

Total Common Stocks
(Cost $24,760,053)		28,362,618

PREFERRED STOCKS†† - 1.1%
Financial - 1.1%
Itau Unibanco Holding S.A. ADR due	29,415	321,800
Total Preferred Stocks
(Cost $273,052)		321,800

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$119,708	119,708
Total Repurchase Agreement
(Cost $119,708)		119,708

Total Investments - 100.0%
(Cost $25,152,813)		$28,804,126
Other Assets & Liabilities, net - 0.0%		4,058
Total Net Assets - 100.0%		$28,808,184

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$28,362,618	$—	$—	$28,362,618
Preferred Stocks	321,800	—	—	321,800
Repurchase Agreement	—	119,708	—	119,708
Total	$28,684,418	$119,708	$—	$28,804,126

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $25,033,105)	$28,684,418
Repurchase agreements, at value (cost $119,708)	119,708
Total investments (cost $25,152,813)	28,804,126
Receivables:
Securities sold	159,096
Fund shares sold	34,270
Dividends	58,606
Foreign taxes reclaim	3,873
Total assets	29,059,971

Liabilities:
Payable for:
Fund shares redeemed	213,990
Management fees	21,303
Transfer agent and administrative fees	6,266
Distribution and service fees	3,897
Portfolio accounting fees	2,506
Miscellaneous	3,825
Total liabilities	251,787
Commitments and contingent liabilities (Note 9)	—
Net assets	$28,808,184

Net assets consist of:
Paid in capital	$52,249,802
Undistributed net investment income	362,505
Accumulated net realized loss on investments	(27,455,436)
Net unrealized appreciation on investments	3,651,313
Net assets	$28,808,184

Investor Class:
Net assets	$19,651,626
Capital shares outstanding	317,023
Net asset value per share	$61.99

A-Class:
Net assets	$1,838,674
Capital shares outstanding	32,330
Net asset value per share	$56.87
Maximum offering price per share (Net asset value divided by 95.25%)	$59.71

C-Class:
Net assets	$3,208,712
Capital shares outstanding	61,827
Net asset value per share	$51.90

H-Class:
Net assets	$4,109,172
Capital shares outstanding	74,157
Net asset value per share	$55.41

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $4,847)	$238,706
Interest	201
Total investment income	238,907

Expenses:
Management fees	76,869
Transfer agent and administrative fees	22,609
Distribution and service fees:
A-Class	1,366
C-Class	16,027
H-Class	4,553
Portfolio accounting fees	9,043
Custodian fees	1,066
Trustees’ fees*	775
Line of credit fees	38
Miscellaneous	13,104
Total expenses	145,450
Net investment income	93,457

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	747,843
Net realized gain	747,843
Net change in unrealized appreciation (depreciation) on:
Investments	(68,711)
Net change in unrealized appreciation (depreciation)	(68,711)
Net realized and unrealized gain	679,132
Net increase in net assets resulting from operations	$772,589

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$93,457	$269,048
Net realized gain (loss) on investments	747,843	(3,164,939)
Net change in unrealized appreciation (depreciation) on investments	(68,711)	(31,048)
Net increase (decrease) in net assets resulting from operations	772,589	(2,926,939)

Distributions to shareholders from:
Net investment income
Investor Class	—	(51,827)
A-Class	—	(8,948)
C-Class	—	(21,332)
H-Class	—	(2,387)*
Total distributions to shareholders	—	(84,494)

Capital share transactions:
Proceeds from sale of shares
Investor Class	111,747,789	87,235,741
A-Class	1,521,136	10,514,018
C-Class	2,422,746	17,189,341
H-Class	133,844,228	112,516,867 *
Distributions reinvested
Investor Class	—	49,679
A-Class	—	8,716
C-Class	—	21,120
H-Class	—	2,376 *
Cost of shares redeemed
Investor Class	(99,916,325)	(123,610,616)
A-Class	(626,210)	(9,638,810)
C-Class	(2,690,294)	(16,568,748)
H-Class	(130,897,396)	(111,099,432)*
Net increase (decrease) from capital share transactions	15,405,674	(33,379,748)
Net increase (decrease) in net assets	16,178,263	(36,391,181)

Net assets:
Beginning of period	12,629,921	49,021,102
End of period	$28,808,184	$12,629,921
Undistributed net investment income at end of period	$362,505	$269,048

Capital share activity:
Shares sold
Investor Class	1,858,484	1,376,130
A-Class	26,975	175,337
C-Class	48,725	320,598
H-Class	2,651,848	2,045,614 *
Shares issued from reinvestment of distributions
Investor Class	—	788
A-Class	—	150
C-Class	—	396
H-Class	—	42 *
Shares redeemed
Investor Class	(1,669,838)	(1,949,956)
A-Class	(11,645)	(176,727)
C-Class	(54,413)	(312,183)
H-Class	(2,604,769)	(2,033,623)*
Net increase (decrease) in shares	245,367	(553,434)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$56.13	$62.71	$63.60	$52.58	$46.75	$49.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.40	.68	.51	.54	.54	.44
Net gain (loss) on investments (realized and unrealized)	5.46	(6.97)	(.98)	11.09	5.44	(3.39)
Total from investment operations	5.86	(6.29)	(.47)	11.63	5.98	(2.95)
Less distributions from:
Net investment income	—	(.29)	(.42)	(.61)	(.15)	(.05)
Total distributions	—	(.29)	(.42)	(.61)	(.15)	(.05)
Net asset value, end of period	$61.99	$56.13	$62.71	$63.60	$52.58	$46.75

Total Return[c]	10.42%	(10.10%)	(0.73%)	22.17%	12.84%	(5.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,652	$7,206	$43,989	$11,241	$8,915	$29,061
Ratios to average net assets:
Net investment income (loss)	1.33%	1.07%	0.82%	0.92%	1.16%	1.02%
Total expenses	1.36%	1.34%	1.34%	1.37%	1.35%	1.34%
Portfolio turnover rate	1,080%	514%	583%	481%	382%	544%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$51.55	$57.76	$58.75	$48.74	$43.45	$46.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.40	.26	.39	.36	.30
Net gain (loss) on investments (realized and unrealized)	5.02	(6.32)	(.83)	10.23	5.08	(3.18)
Total from investment operations	5.32	(5.92)	(.57)	10.62	5.44	(2.88)
Less distributions from:
Net investment income	—	(.29)	(.42)	(.61)	(.15)	(.05)
Total distributions	—	(.29)	(.42)	(.61)	(.15)	(.05)
Net asset value, end of period	$56.87	$51.55	$57.76	$58.75	$48.74	$43.45

Total Return[c]	10.32%	(10.31%)	(0.98%)	21.84%	12.60%	(6.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,839	$876	$1,054	$8,305	$2,103	$3,088
Ratios to average net assets:
Net investment income (loss)	1.08%	0.69%	0.45%	0.71%	0.88%	0.73%
Total expenses	1.61%	1.59%	1.60%	1.62%	1.59%	1.61%
Portfolio turnover rate	1,080%	514%	583%	481%	382%	544%

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$47.22	$53.34	$54.69	$45.74	$41.09	$44.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.03	(.14)	(.05)	.01	(.01)
Net gain (loss) on investments (realized and unrealized)	4.59	(5.86)	(.79)	9.61	4.79	(3.05)
Total from investment operations	4.68	(5.83)	(.93)	9.56	4.80	(3.06)
Less distributions from:
Net investment income	—	(.29)	(.42)	(.61)	(.15)	(.05)
Total distributions	—	(.29)	(.42)	(.61)	(.15)	(.05)
Net asset value, end of period	$51.90	$47.22	$53.34	$54.69	$45.74	$41.09

Total Return[c]	9.89%	(10.99%)	(1.71%)	20.95%	11.74%	(6.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,209	$3,188	$3,131	$4,307	$4,036	$3,841
Ratios to average net assets:
Net investment income (loss)	0.36%	0.05%	(0.26%)	(0.10%)	0.02%	(0.03%)
Total expenses	2.36%	2.35%	2.35%	2.37%	2.35%	2.35%
Portfolio turnover rate	1,080%	514%	583%	481%	382%	544%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$50.22	$56.30	$57.40	$47.71	$42.63	$45.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.33	(.01)	.23	.17	.12
Net gain (loss) on investments (realized and unrealized)	4.99	(6.12)	(.67)	10.07	5.06	(3.07)
Total from investment operations	5.19	(5.79)	(.68)	10.30	5.23	(2.95)
Less distributions from:
Net investment income	—	(.29)	(.42)	(.61)	(.15)	(.05)
Total distributions	—	(.29)	(.42)	(.61)	(.15)	(.05)
Net asset value, end of period	$55.41	$50.22	$56.30	$57.40	$47.71	$42.63

Total Return[c]	10.33%	(10.34%)	(1.19%)	21.64%	12.32%	(6.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,109	$1,360	$847	$540	$4,235	$1,105
Ratios to average net assets:
Net investment income (loss)	0.78%	0.57%	(0.02%)	0.44%	0.38%	0.30%
Total expenses	1.61%	1.68%	1.85%	1.87%	1.86%	1.83%
Portfolio turnover rate	1,080%	514%	583%	481%	382%	544%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	September 30, 2016

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001
H-Class*	April 14, 1998

Ten Largest Holdings (% of Total Net Assets)
EI du Pont de Nemours & Co.	2.8%
Dow Chemical Co.	2.8%
Monsanto Co.	2.4%
Ecolab, Inc.	2.2%
LyondellBasell Industries N.V. — Class A	2.2%
Praxair, Inc.	2.2%
Air Products & Chemicals, Inc.	2.1%
PPG Industries, Inc.	1.9%
Sherwin-Williams Co.	1.9%
Newmont Mining Corp.	1.7%
Top Ten Total	22.2%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 100.1%

Chemicals - 42.7%
EI du Pont de Nemours & Co.	48,828	$3,270,011
Dow Chemical Co.	62,674	3,248,393
Monsanto Co.	28,026	2,864,256
LyondellBasell Industries N.V. — Class A	31,666	2,554,180
Praxair, Inc.	21,052	2,543,713
Air Products & Chemicals, Inc.	16,518	2,483,316
PPG Industries, Inc.	22,070	2,281,155
Sherwin-Williams Co.	7,916	2,190,040
International Flavors & Fragrances, Inc.	10,461	1,495,609
Albemarle Corp.	16,379	1,400,241
Eastman Chemical Co.	20,568	1,392,042
Celanese Corp. — Class A	20,762	1,381,919
Potash Corporation of Saskatchewan, Inc.	81,830	1,335,466
Valspar Corp.	11,824	1,254,172
Mosaic Co.	50,013	1,223,318
RPM International, Inc.	21,797	1,170,935
Westlake Chemical Corp.	21,740	1,163,090
Axalta Coating Systems Ltd.*	40,090	1,133,344
Ashland Global Holdings, Inc.	9,772	1,133,063
FMC Corp.	22,570	1,091,034
CF Industries Holdings, Inc.	42,270	1,029,275
NewMarket Corp.	2,326	998,598
WR Grace & Co.	13,286	980,507
Agrium, Inc.	10,033	909,893
Huntsman Corp.	55,698	906,206
Methanex Corp.	23,980	855,606
Olin Corp.	40,034	821,498
Sensient Technologies Corp.	10,520	797,416
Chemours Co.	49,700	795,200
Cabot Corp.	15,158	794,431
PolyOne Corp.	21,942	741,859
Syngenta AG ADR	8,120	711,312
Minerals Technologies, Inc.	9,905	700,184
Chemtura Corp.*	20,660	677,855
HB Fuller Co.	14,030	651,974
Ingevity Corp.*	12,956	597,272
Platform Specialty Products Corp.*	70,800	574,188
Total Chemicals		50,152,571

Mining - 24.3%
Newmont Mining Corp.	50,067	1,967,133
Barrick Gold Corp.	106,544	1,887,960
Freeport-McMoRan, Inc.	159,006	1,726,805
Alcoa, Inc.	159,839	1,620,767
Goldcorp, Inc.	85,088	1,405,654
Silver Wheaton Corp.	50,618	1,368,204
BHP Billiton Ltd. ADR	37,915	1,313,755
Rio Tinto plc ADR	38,345	1,280,723
Teck Resources Ltd. — Class B	61,961	1,117,157
Agnico Eagle Mines Ltd.	20,580	1,115,024
Randgold Resources Ltd. ADR	10,404	1,041,128
AngloGold Ashanti Ltd. ADR*	64,001	1,018,896
Royal Gold, Inc.	12,729	985,606
Kinross Gold Corp.*	219,649	924,722
Franco-Nevada Corp.	12,422	867,925
Pan American Silver Corp.	48,487	854,341
Tahoe Resources, Inc.	66,118	848,294
First Majestic Silver Corp.*	82,192	846,578
Southern Copper Corp.	29,750	782,425
Eldorado Gold Corp.*	192,445	756,309
Cia de Minas Buenaventura S.A.A. ADR*	50,803	703,114
Silver Standard Resources, Inc.*	58,200	701,892
Compass Minerals International, Inc.	9,358	689,685
Hecla Mining Co.	113,100	644,670
Coeur Mining, Inc.*	49,667	587,561
Stillwater Mining Co.*	42,998	574,453
Kaiser Aluminum Corp.	6,350	549,212
Century Aluminum Co.*	52,702	366,279
Total Mining		28,546,272

Packaging & Containers - 10.3%
Ball Corp.	20,144	1,650,801
WestRock Co.	31,619	1,532,888
Sealed Air Corp.	27,863	1,276,683
Crown Holdings, Inc.*	21,734	1,240,794
Packaging Corporation of America	14,684	1,193,222
Sonoco Products Co.	18,730	989,506
Berry Plastics Group, Inc.*	22,346	979,872
Bemis Company, Inc.	18,422	939,706
Graphic Packaging Holding Co.	64,329	899,963
Owens-Illinois, Inc.*	40,300	741,117
KapStone Paper and Packaging Corp.	31,700	599,764
Total Packaging & Containers		12,044,316

Iron & Steel - 8.9%
Nucor Corp.	35,981	1,779,261
Vale S.A. ADR	279,392	1,536,656
Steel Dynamics, Inc.	43,415	1,084,941
ArcelorMittal*	176,954	1,068,802
Reliance Steel & Aluminum Co.	14,018	1,009,717
United States Steel Corp.	44,108	831,877
POSCO ADR	14,090	719,717
Allegheny Technologies, Inc.	35,659	644,358
Carpenter Technology Corp.	15,558	641,923
Commercial Metals Co.	37,381	605,198
Cliffs Natural Resources, Inc.*	87,900	514,215
Total Iron & Steel		10,436,665

Building Materials - 6.3%
Vulcan Materials Co.	14,894	1,693,894
Martin Marietta Materials, Inc.	8,109	1,452,403
Cemex SAB de CV ADR*	165,354	1,312,911
Eagle Materials, Inc.	10,861	839,555
Louisiana-Pacific Corp.*	36,963	696,013
Summit Materials, Inc. — Class A*	31,370	581,914
Boise Cascade Co.*	17,090	434,086
US Concrete, Inc.*	7,500	345,488
Total Building Materials		7,356,264

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
BASIC MATERIALS FUND

	Shares	Value

Commercial Services - 2.2%
Ecolab, Inc.	21,349	$2,598,600

Forest Products & Paper - 2.2%
International Paper Co.	39,673	1,903,510
Domtar Corp.	18,021	669,120
Total Forest Products & Paper		2,572,630

Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	12,194	943,938
Trinseo S.A.	12,490	706,434
Total Miscellaneous Manufacturing		1,650,372

Household Products & Housewares - 1.0%
Avery Dennison Corp.	14,525	1,129,900

Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	11,780	980,921

Total Common Stocks
(Cost $99,687,607)		117,468,511

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$528,312	528,312
Total Repurchase Agreement
(Cost $528,312)		528,312

Total Investments - 100.5%
(Cost $100,215,919)		$117,996,823
Other Assets & Liabilities, net - (0.5)%		(535,432)
Total Net Assets - 100.0%		$117,461,391

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$117,468,511	$—	$—	$117,468,511
Repurchase Agreement	—	528,312	—	528,312
Total	$117,468,511	$528,312	$—	$117,996,823

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $99,687,607)	$117,468,511
Repurchase agreements, at value (cost $528,312)	528,312
Total investments (cost $100,215,919)	117,996,823
Receivables:
Fund shares sold	54,990
Dividends	124,450
Interest	5
Total assets	118,176,268

Liabilities:
Overdraft due to custodian bank	7,792
Payable for:
Fund shares redeemed	548,337
Management fees	87,208
Transfer agent and administrative fees	25,650
Distribution and service fees	10,859
Portfolio accounting fees	10,260
Miscellaneous	24,771
Total liabilities	714,877
Commitments and contingent liabilities (Note 9)	—
Net assets	$117,461,391

Net assets consist of:
Paid in capital	$124,110,611
Undistributed net investment income	163,675
Accumulated net realized loss on investments	(24,593,799)
Net unrealized appreciation on investments	17,780,904
Net assets	$117,461,391

Investor Class:
Net assets	$80,427,134
Capital shares outstanding	1,566,950
Net asset value per share	$51.33

A-Class:
Net assets	$28,603,847
Capital shares outstanding	591,078
Net asset value per share	$48.39
Maximum offering price per share (Net asset value divided by 95.25%)	$50.80

C-Class:
Net assets	$4,408,235
Capital shares outstanding	101,231
Net asset value per share	$43.55

H-Class:
Net assets	$4,022,175
Capital shares outstanding	85,659
Net asset value per share	$46.96

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $13,826)	$903,537
Interest	863
Total investment income	904,400

Expenses:
Management fees	457,127
Transfer agent and administrative fees	134,449
Distribution and service fees:
A-Class	29,177
C-Class	20,856
H-Class	16,018
Portfolio accounting fees	53,779
Custodian fees	6,376
Trustees’ fees*	5,111
Line of credit fees	45
Miscellaneous	79,413
Total expenses	802,351
Net investment income	102,049

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,425,366
Net realized gain	2,425,366
Net change in unrealized appreciation (depreciation) on:
Investments	7,922,916
Net change in unrealized appreciation (depreciation)	7,922,916
Net realized and unrealized gain	10,348,282
Net increase in net assets resulting from operations	$10,450,331

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$102,049	$117,635
Net realized gain on investments	2,425,366	884,104
Net change in unrealized appreciation (depreciation) on investments	7,922,916	(5,935,320)
Net increase (decrease) in net assets resulting from operations	10,450,331	(4,933,581)

Distributions to shareholders from:
Net investment income
Investor Class	—	(195,078)
A-Class	—	(71,772)
C-Class	—	(53,293)
H-Class	—	(28,410)*
Total distributions to shareholders	—	(348,553)

Capital share transactions:
Proceeds from sale of shares
Investor Class	182,467,644	80,427,494
A-Class	39,480,076	14,088,359
C-Class	3,799,940	6,344,599
H-Class	25,966,620	83,252,748 *
Distributions reinvested
Investor Class	—	192,206
A-Class	—	67,673
C-Class	—	51,084
H-Class	—	28,316 *
Cost of shares redeemed
Investor Class	(138,360,540)	(95,728,062)
A-Class	(17,331,261)	(15,228,557)
C-Class	(2,274,066)	(6,757,601)
H-Class	(26,583,669)	(79,518,030)*
Net increase (decrease) from capital share transactions	67,164,744	(12,779,771)
Net increase (decrease) in net assets	77,615,075	(18,061,905)

Net assets:
Beginning of period	39,846,316	57,908,221
End of period	$117,461,391	$39,846,316
Undistributed net investment income at end of period	$163,675	$61,626

Capital share activity:
Shares sold
Investor Class	3,684,098	1,809,760
A-Class	863,967	314,160
C-Class	92,153	159,907
H-Class	596,136	1,979,353 *
Shares issued from reinvestment of distributions
Investor Class	—	4,625
A-Class	—	1,725
C-Class	—	1,437
H-Class	—	744 *
Shares redeemed
Investor Class	(2,795,637)	(2,062,804)
A-Class	(370,242)	(348,813)
C-Class	(53,997)	(170,516)
H-Class	(573,604)	(1,961,860)*
Net increase (decrease) in shares	1,442,874	(272,282)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$45.18	$50.18	$52.53	$49.94	$49.80	$56.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.26	.29	.32	.46	.09
Net gain (loss) on investments (realized and unrealized)	6.07	(4.39)	(2.26)	2.58	(.15)	(6.65)
Total from investment operations	6.15	(4.13)	(1.97)	2.90	.31	(6.56)
Less distributions from:
Net investment income	—	(.87)	(.38)	(.31)	(.17)	—
Total distributions	—	(.87)	(.38)	(.31)	(.17)	—
Net asset value, end of period	$51.33	$45.18	$50.18	$52.53	$49.94	$49.80

Total Return[c]	13.59%	(8.07%)	(3.77%)	5.84%	0.65%	(11.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,427	$30,653	$46,509	$33,687	$36,012	$36,847
Ratios to average net assets:
Net investment income (loss)	0.33%	0.55%	0.56%	0.66%	0.95%	0.17%
Total expenses	1.37%	1.35%	1.34%	1.38%	1.36%	1.36%
Portfolio turnover rate	121%	471%	358%	349%	251%	217%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$42.65	$47.54	$49.93	$47.60	$47.58	$53.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.10	.13	.22	.32	(.01)
Net gain (loss) on investments (realized and unrealized)	5.73	(4.12)	(2.14)	2.42	(.13)	(6.40)
Total from investment operations	5.74	(4.02)	(2.01)	2.64	.19	(6.41)
Less distributions from:
Net investment income	—	(.87)	(.38)	(.31)	(.17)	—
Total distributions	—	(.87)	(.38)	(.31)	(.17)	—
Net asset value, end of period	$48.39	$42.65	$47.54	$49.93	$47.60	$47.58

Total Return[c]	13.46%	(8.29%)	(4.05%)	5.58%	0.41%	(11.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,604	$4,152	$6,194	$13,347	$11,104	$9,410
Ratios to average net assets:
Net investment income (loss)	0.05%	0.24%	0.27%	0.47%	0.69%	(0.03%)
Total expenses	1.61%	1.60%	1.60%	1.63%	1.61%	1.61%
Portfolio turnover rate	121%	471%	358%	349%	251%	217%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$38.52	$43.36	$45.91	$44.12	$44.45	$50.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.17)	(.23)	(.15)	(.03)	(.33)
Net gain (loss) on investments (realized and unrealized)	5.18	(3.80)	(1.94)	2.25	(.13)	(6.02)
Total from investment operations	5.03	(3.97)	(2.17)	2.10	(.16)	(6.35)
Less distributions from:
Net investment income	—	(.87)	(.38)	(.31)	(.17)	—
Total distributions	—	(.87)	(.38)	(.31)	(.17)	—
Net asset value, end of period	$43.55	$38.52	$43.36	$45.91	$44.12	$44.45

Total Return[c]	13.03%	(8.98%)	(4.76%)	4.80%	(0.35%)	(12.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,408	$2,430	$3,133	$5,150	$6,666	$8,317
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.43%)	(0.49%)	(0.34%)	(0.07%)	(0.73%)
Total expenses	2.36%	2.35%	2.35%	2.38%	2.36%	2.36%
Portfolio turnover rate	121%	471%	358%	349%	251%	217%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$41.37	$46.19	$48.64	$46.50	$46.61	$53.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.09	— [d]	.08	.19	.08
Net gain (loss) on investments (realized and unrealized)	5.60	(4.04)	(2.07)	2.37	(.13)	(6.47)
Total from investment operations	5.59	(3.95)	(2.07)	2.45	.06	(6.39)
Less distributions from:
Net investment income	—	(.87)	(.38)	(.31)	(.17)	—
Total distributions	—	(.87)	(.38)	(.31)	(.17)	—
Net asset value, end of period	$46.96	$41.37	$46.19	$48.64	$46.50	$46.61

Total Return[c]	13.49%	(8.36%)	(4.30%)	5.31%	0.16%	(12.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,022	$2,612	$2,073	$2,678	$3,616	$5,287
Ratios to average net assets:
Net investment income (loss)	(0.03%)	0.24%	0.00%[e]	0.18%	0.43%	0.17%
Total expenses	1.61%	1.64%	1.85%	1.88%	1.86%	1.86%
Portfolio turnover rate	121%	471%	358%	349%	251%	217%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net investment income is less than $0.01 per share.
[e]	Less than 0.01%.
[f]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class*	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	5.6%
AbbVie, Inc.	5.6%
Celgene Corp.	4.9%
Biogen, Inc.	4.6%
Shire plc ADR	4.2%
Regeneron Pharmaceuticals, Inc.	3.6%
Illumina, Inc.	2.9%
Alexion Pharmaceuticals, Inc.	2.8%
Incyte Corp.	2.5%
Top Ten Total	42.7%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Biotechnology - 62.3%
Amgen, Inc.	126,999	$21,184,704
Gilead Sciences, Inc.	249,792	19,763,544
Celgene Corp.*	163,925	17,135,081
Biogen, Inc.*	51,881	16,240,309
Regeneron Pharmaceuticals, Inc.*	31,310	12,587,246
Illumina, Inc.*	56,100	10,191,126
Alexion Pharmaceuticals, Inc.*	80,317	9,842,045
Incyte Corp.*	92,962	8,765,387
Vertex Pharmaceuticals, Inc.*	99,464	8,674,255
BioMarin Pharmaceutical, Inc.*	81,782	7,566,471
Seattle Genetics, Inc.*	99,187	5,357,090
Ionis Pharmaceuticals, Inc.*	121,157	4,439,192
Alnylam Pharmaceuticals, Inc.*	65,341	4,428,813
Bio-Rad Laboratories, Inc. — Class A*	26,372	4,319,997
United Therapeutics Corp.*	36,316	4,288,193
Intercept Pharmaceuticals, Inc.*	24,535	4,038,216
Charles River Laboratories International, Inc.*	46,715	3,893,228
Prothena Corporation plc*	63,280	3,794,902
Intrexon Corp.*	126,210	3,536,404
Juno Therapeutics, Inc.*	114,970	3,450,250
ARIAD Pharmaceuticals, Inc.*	245,041	3,354,611
Exelixis, Inc.*	255,300	3,265,287
Kite Pharma, Inc.*	57,400	3,206,364
Medicines Co.*	83,668	3,157,630
Ultragenyx Pharmaceutical, Inc.*	44,000	3,121,360
Puma Biotechnology, Inc.*	44,800	3,003,840
Bluebird Bio, Inc.*	43,500	2,948,430
Exact Sciences Corp.*	143,794	2,670,255
Ligand Pharmaceuticals, Inc. — Class B*	26,120	2,665,807
Sage Therapeutics, Inc.*	55,600	2,560,380
Halozyme Therapeutics, Inc.*	208,655	2,520,552
Alder Biopharmaceuticals, Inc.*	74,960	2,456,439
Five Prime Therapeutics, Inc.*	45,900	2,409,291
Myriad Genetics, Inc.*	107,387	2,210,024
Achillion Pharmaceuticals, Inc.*	254,700	2,063,070
AMAG Pharmaceuticals, Inc.*	71,106	1,742,808
Acorda Therapeutics, Inc.*	81,338	1,698,337
Novavax, Inc.*	347,062	721,889
Total Biotechnology		219,272,827

Pharmaceuticals - 33.1%
AbbVie, Inc.	310,034	19,553,843
Shire plc ADR	75,395	14,616,075
Mylan N.V.*	220,003	8,386,515
Quintiles IMS Holdings, Inc.*	75,804	6,144,672
OPKO Health, Inc.*	453,079	4,798,107
Sarepta Therapeutics, Inc.*	76,100	4,673,301
Jazz Pharmaceuticals plc*	37,900	4,604,092
TESARO, Inc.*	43,803	4,390,813
Alkermes plc*	88,458	4,160,180
Neurocrine Biosciences, Inc.*	77,581	3,928,702
PRA Health Sciences, Inc.*	65,360	3,693,494
ACADIA Pharmaceuticals, Inc.*	113,854	3,621,696
Akorn, Inc.*	129,091	3,519,021
Horizon Pharma plc*	175,624	3,184,063
Agios Pharmaceuticals, Inc.*	58,704	3,100,745
Ironwood Pharmaceuticals, Inc. — Class A*	188,096	2,986,964
Radius Health, Inc.*	54,200	2,931,678
Depomed, Inc.*	115,258	2,880,298
Nektar Therapeutics*	163,260	2,804,807
Impax Laboratories, Inc.*	103,499	2,452,926
Ophthotech Corp.*	47,500	2,191,175
Portola Pharmaceuticals, Inc.*	94,950	2,156,315
Eagle Pharmaceuticals, Inc.*	30,500	2,135,000
Pacira Pharmaceuticals, Inc.*	58,800	2,012,136
Heron Therapeutics, Inc.*	85,480	1,472,820
Total Pharmaceuticals		116,399,438

Healthcare-Products - 3.3%
Bio-Techne Corp.	35,757	3,915,392
QIAGEN N.V.*	140,800	3,863,552
Cepheid*	72,118	3,799,897
Total Healthcare-Products		11,578,841

Commercial Services - 0.9%
Incorporated Research Holdings, Inc. — Class A*	68,300	3,044,814

Total Common Stocks
(Cost $175,660,696)		350,295,920

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*	231,107	—
Dyax Corp.
Expires 01/25/17*	167,165	—
Clinical Data, Inc.
Expires 12/31/20*	24,000	—
Total Rights
(Cost $17,304)		—

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$426	426
Total Repurchase Agreement
(Cost $426)		426

Total Investments - 99.6%
(Cost $175,678,426)		$350,296,346
Other Assets & Liabilities, net - 0.4%		1,365,359
Total Net Assets - 100.0%		$351,661,705

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
BIOTECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$350,295,920	$—	$—	$350,295,920
Repurchase Agreement	—	426	—	426
Rights	—	—	—	—
Total	$350,295,920	$426	$—	$350,296,346

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $175,678,000)	$350,295,920
Repurchase agreements, at value (cost $426)	426
Total investments (cost $175,678,426)	350,296,346
Cash	2,673,290
Receivables:
Securities sold	37,147,985
Fund shares sold	812,286
Dividends	11,278
Total assets	390,941,185

Liabilities:
Payable for:
Fund shares redeemed	38,802,263
Management fees	258,009
Transfer agent and administrative fees	75,885
Distribution and service fees	35,021
Portfolio accounting fees	27,888
Miscellaneous	80,414
Total liabilities	39,279,480
Commitments and contingent liabilities (Note 9)	—
Net assets	$351,661,705

Net assets consist of:
Paid in capital	$201,942,381
Accumulated net investment loss	(2,824,844)
Accumulated net realized loss on investments	(22,073,752)
Net unrealized appreciation on investments	174,617,920
Net assets	$351,661,705

Investor Class:
Net assets	$257,552,893
Capital shares outstanding	3,297,673
Net asset value per share	$78.10

A-Class:
Net assets	$43,492,800
Capital shares outstanding	597,905
Net asset value per share	$72.74
Maximum offering price per share (Net asset value divided by 95.25%)	$76.37

C-Class:
Net assets	$25,632,232
Capital shares outstanding	386,600
Net asset value per share	$66.30

H-Class:
Net assets	$24,983,780
Capital shares outstanding	352,948
Net asset value per share	$70.79

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends	$912,992
Interest	2,057
Total investment income	915,049

Expenses:
Management fees	1,558,568
Transfer agent and administrative fees	458,403
Distribution and service fees:
A-Class	56,673
C-Class	131,061
H-Class	33,768
Portfolio accounting fees	168,769
Custodian fees	21,608
Trustees’ fees*	14,694
Line of credit fees	1,033
Miscellaneous	268,884
Total expenses	2,713,461
Net investment loss	(1,798,412)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,142,004
Net realized gain	1,142,004
Net change in unrealized appreciation (depreciation) on:
Investments	46,246,492
Net change in unrealized appreciation (depreciation)	46,246,492
Net realized and unrealized gain	47,388,496
Net increase in net assets resulting from operations	$45,590,084

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,798,412)	$(6,270,830)
Net realized gain on investments	1,142,004	7,692,022
Net change in unrealized appreciation (depreciation) on investments	46,246,492	(184,506,116)
Net increase (decrease) in net assets resulting from operations	45,590,084	(183,084,924)

Distributions to shareholders from:
Net realized gains
Investor Class	—	(6,254,804)
A-Class	—	(1,249,744)
C-Class	—	(670,534)
H-Class	—	(945,732)*
Total distributions to shareholders	—	(9,120,814)

Capital share transactions:
Proceeds from sale of shares
Investor Class	244,822,779	417,939,980
A-Class	4,770,236	49,892,327
C-Class	3,636,773	25,666,356
H-Class	139,950,179	179,430,634 *
Distributions reinvested
Investor Class	—	6,001,463
A-Class	—	1,177,072
C-Class	—	654,350
H-Class	—	945,257 *
Cost of shares redeemed
Investor Class	(281,455,201)	(524,242,886)
A-Class	(16,114,270)	(66,310,633)
C-Class	(7,531,656)	(29,104,862)
H-Class	(144,685,769)	(199,112,976)*
Net decrease from capital share transactions	(56,606,929)	(137,063,918)
Net decrease in net assets	(11,016,845)	(329,269,656)

Net assets:
Beginning of period	362,678,550	691,948,206
End of period	$351,661,705	$362,678,550
Accumulated net investment loss at end of period	$(2,824,844)	$(1,026,432)

Capital share activity:
Shares sold
Investor Class	3,255,313	4,464,545
A-Class	68,449	581,344
C-Class	58,011	323,436
H-Class	2,195,969	2,176,992 *
Shares issued from reinvestment of distributions
Investor Class	—	69,159
A-Class	—	14,537
C-Class	—	8,806
H-Class	—	11,990 *
Shares redeemed
Investor Class	(3,771,307)	(6,039,629)
A-Class	(234,683)	(850,368)
C-Class	(120,759)	(395,078)
H-Class	(2,284,108)	(2,488,023)*
Net decrease in shares	(833,115)	(2,122,289)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$68.30	$93.63	$68.47	$48.97	$36.90	$29.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.75)	(.27)	(.51)	(.40)	(.34)
Net gain (loss) on investments (realized and unrealized)	10.12	(23.30)	28.59	20.01	12.47	8.08
Total from investment operations	9.80	(24.05)	28.32	19.50	12.07	7.74
Less distributions from:
Net realized gains	—	(1.28)	(3.16)	—	—	—
Total distributions	—	(1.28)	(3.16)	—	—	—
Net asset value, end of period	$78.10	$68.30	$93.63	$68.47	$48.97	$36.90

Total Return[c]	14.35%	(25.98%)	42.19%	39.82%	32.71%	26.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$257,553	$260,476	$498,068	$313,324	$171,844	$89,027
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(0.84%)	(0.34%)	(0.82%)	(0.98%)	(1.09%)
Total expenses	1.36%	1.32%	1.33%	1.36%	1.35%	1.36%
Portfolio turnover rate	88%	83%	107%	119%	197%	333%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$63.69	$87.63	$64.41	$46.18	$34.88	$27.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.91)	(.44)	(.62)	(.48)	(.37)
Net gain (loss) on investments (realized and unrealized)	9.43	(21.75)	26.82	18.85	11.78	7.61
Total from investment operations	9.05	(22.66)	26.38	18.23	11.30	7.24
Less distributions from:
Net realized gains	—	(1.28)	(3.16)	—	—	—
Total distributions	—	(1.28)	(3.16)	—	—	—
Net asset value, end of period	$72.74	$63.69	$87.63	$64.41	$46.18	$34.88

Total Return[c]	14.21%	(26.17%)	41.83%	39.48%	32.40%	26.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,493	$48,672	$89,260	$51,270	$26,391	$4,741
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(1.09%)	(0.59%)	(1.07%)	(1.21%)	(1.30%)
Total expenses	1.60%	1.57%	1.58%	1.61%	1.61%	1.61%
Portfolio turnover rate	88%	83%	107%	119%	197%	333%

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$58.27	$80.88	$60.10	$43.41	$33.04	$26.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	(1.40)	(.92)	(.99)	(.73)	(.58)
Net gain (loss) on investments (realized and unrealized)	8.61	(19.93)	24.86	17.68	11.10	7.24
Total from investment operations	8.03	(21.33)	23.94	16.69	10.37	6.66
Less distributions from:
Net realized gains	—	(1.28)	(3.16)	—	—	—
Total distributions	—	(1.28)	(3.16)	—	—	—
Net asset value, end of period	$66.30	$58.27	$80.88	$60.10	$43.41	$33.04

Total Return[c]	13.76%	(26.72%)	40.75%	38.45%	31.39%	25.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,632	$26,185	$41,424	$27,170	$13,677	$6,969
Ratios to average net assets:
Net investment income (loss)	(1.85%)	(1.84%)	(1.34%)	(1.82%)	(1.96%)	(2.06%)
Total expenses	2.35%	2.33%	2.33%	2.36%	2.36%	2.36%
Portfolio turnover rate	88%	83%	107%	119%	197%	333%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$62.00	$85.38	$62.98	$45.27	$34.27	$27.22
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.96)	(.61)	(.74)	(.56)	(.48)
Net gain (loss) on investments (realized and unrealized)	9.17	(21.14)	26.17	18.45	11.56	7.53
Total from investment operations	8.79	(22.10)	25.56	17.71	11.00	7.05
Less distributions from:
Net realized gains	—	(1.28)	(3.16)	—	—	—
Total distributions	—	(1.28)	(3.16)	—	—	—
Net asset value, end of period	$70.79	$62.00	$85.38	$62.98	$45.27	$34.27

Total Return[c]	14.16%	(26.22%)	41.49%	39.12%	32.10%	25.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,984	$27,346	$63,196	$37,978	$22,486	$8,313
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(1.17%)	(0.84%)	(1.32%)	(1.46%)	(1.65%)
Total expenses	1.60%	1.65%	1.83%	1.86%	1.86%	1.87%
Portfolio turnover rate	88%	83%	107%	119%	197%	333%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

FUND PROFILE (Unaudited)	September 30, 2016

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001
H-Class*	August 17, 1998

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.2%
Coca-Cola Co.	4.5%
PepsiCo, Inc.	4.3%
Philip Morris International, Inc.	4.1%
Altria Group, Inc.	3.7%
Kraft Heinz Co.	3.5%
Mondelez International, Inc. — Class A	2.8%
Colgate-Palmolive Co.	2.8%
Reynolds American, Inc.	2.8%
Kimberly-Clark Corp.	2.3%
Top Ten Total	36.0%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Food - 38.3%
Kraft Heinz Co.	182,721	$16,355,356
Mondelez International, Inc. — Class A	297,536	13,061,830
General Mills, Inc.	150,227	9,596,501
Tyson Foods, Inc. — Class A	115,469	8,622,070
Sysco Corp.	166,464	8,158,401
Kellogg Co.	105,056	8,138,688
Kroger Co.	272,094	8,075,750
ConAgra Foods, Inc.	157,732	7,430,755
Hormel Foods Corp.	188,016	7,131,447
Hershey Co.	73,992	7,073,635
Campbell Soup Co.	116,607	6,378,403
JM Smucker Co.	45,531	6,171,272
McCormick & Company, Inc.	56,350	5,630,492
Ingredion, Inc.	36,730	4,887,294
WhiteWave Foods Co. — Class A*	88,881	4,837,793
Whole Foods Market, Inc.	164,797	4,671,995
Pinnacle Foods, Inc.	76,200	3,822,954
BRF S.A. ADR	222,000	3,787,320
Pilgrim’s Pride Corp.	171,889	3,630,296
Post Holdings, Inc.*	46,200	3,565,254
TreeHouse Foods, Inc.*	39,801	3,470,249
Blue Buffalo Pet Products, Inc.*	138,700	3,295,512
Hain Celestial Group, Inc.*	84,745	3,015,227
Lancaster Colony Corp.	22,652	2,992,103
B&G Foods, Inc.	58,031	2,853,965
Snyder’s-Lance, Inc.	83,800	2,814,004
Fresh Del Monte Produce, Inc.	46,800	2,803,320
Sprouts Farmers Market, Inc.*	134,800	2,783,620
Flowers Foods, Inc.	182,592	2,760,791
Darling Ingredients, Inc.*	175,564	2,371,870
Sanderson Farms, Inc.	24,098	2,321,360
United Natural Foods, Inc.*	55,930	2,239,437
Cal-Maine Foods, Inc.	53,200	2,050,328
Dean Foods Co.	115,163	1,888,673
Total Food		178,687,965

Beverages - 22.9%
Coca-Cola Co.	500,240	21,170,157
PepsiCo, Inc.	183,405	19,948,962
Constellation Brands, Inc. — Class A	54,319	9,043,570
Monster Beverage Corp.*	56,486	8,292,710
Molson Coors Brewing Co. — Class B	71,540	7,855,091
Brown-Forman Corp. — Class B	147,970	7,019,697
Dr Pepper Snapple Group, Inc.	71,219	6,503,007
Anheuser-Busch InBev S.A. ADR	44,780	5,884,540
Coca-Cola European Partners plc	134,094	5,350,351
Ambev S.A. ADR	870,552	5,301,662
Fomento Economico Mexicano SAB de CV ADR	47,983	4,416,355
Diageo plc ADR	33,000	3,829,320
Boston Beer Company, Inc. — Class A*	13,700	2,127,062
Total Beverages		106,742,484

Agriculture - 14.9%
Philip Morris International, Inc.	195,814	19,037,037
Altria Group, Inc.	275,701	17,432,574
Reynolds American, Inc.	272,777	12,861,436
Archer-Daniels-Midland Co.	183,916	7,755,738
Bunge Ltd.	75,400	4,465,942
British American Tobacco plc ADR	25,500	3,255,075
Vector Group Ltd.	121,192	2,609,264
Universal Corp.	31,484	1,832,998
Total Agriculture		69,250,064

Cosmetics & Personal Care - 13.0%
Procter & Gamble Co.	272,274	24,436,592
Colgate-Palmolive Co.	174,599	12,944,770
Estee Lauder Companies, Inc. — Class A	101,156	8,958,375
Coty, Inc. — Class A*	184,202	4,328,747
Unilever N.V. — Class Y	82,751	3,814,821
Edgewell Personal Care Co.*	43,788	3,482,022
Avon Products, Inc.	452,600	2,561,716
Total Cosmetics & Personal Care		60,527,043

Household Products & Housewares - 5.9%
Kimberly-Clark Corp.	85,109	10,735,649
Clorox Co.	51,067	6,392,567
Church & Dwight Company, Inc.	116,032	5,560,253
Spectrum Brands Holdings, Inc.	33,300	4,585,077
Total Household Products & Housewares		27,273,546

Pharmaceuticals - 2.1%
Mead Johnson Nutrition Co. — Class A	76,879	6,074,210
Herbalife Ltd.*	60,159	3,729,256
Total Pharmaceuticals		9,803,466

Retail - 1.4%
Casey’s General Stores, Inc.	28,423	3,415,024
Nu Skin Enterprises, Inc. — Class A	48,930	3,169,685
Total Retail		6,584,709

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	57,735	2,884,441

Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	178,600	2,804,020

Total Common Stocks
(Cost $354,884,359)		464,557,738

RIGHTS††† - 0.0%
PDC
Expires 01/17/17*	93,765	—
Casa Ley
Expires 01/17/19*	93,765	—
Total Rights
(Cost $23,055)		—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
CONSUMER PRODUCTS FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.2%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$1,056,385	$1,056,385
Total Repurchase Agreement
(Cost $1,056,385)		1,056,385

Total Investments - 99.9%
(Cost $355,963,799)		$465,614,123
Other Assets & Liabilities, net - 0.1%		505,980
Total Net Assets - 100.0%		$466,120,103

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$464,557,738	$—	$—	$464,557,738
Repurchase Agreement	—	1,056,385	—	1,056,385
Rights	—	—	—	—
Total	$464,557,738	$1,056,385	$—	$465,614,123

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $354,907,414)	$464,557,738
Repurchase agreements, at value (cost $1,056,385)	1,056,385
Total investments (cost $355,963,799)	465,614,123
Receivables:
Fund shares sold	332,353
Dividends	1,212,252
Foreign taxes reclaim	30,323
Interest	11
Total assets	467,189,062

Liabilities:
Overdraft due to custodian bank	140,156
Payable for:
Management fees	331,360
Fund shares redeemed	328,039
Transfer agent and administrative fees	97,459
Distribution and service fees	51,347
Portfolio accounting fees	34,361
Miscellaneous	86,237
Total liabilities	1,068,959
Commitments and contingent liabilities (Note 9)	—
Net assets	$466,120,103

Net assets consist of:
Paid in capital	$362,190,432
Undistributed net investment income	4,927,805
Accumulated net realized loss on investments	(10,648,458)
Net unrealized appreciation on investments	109,650,324
Net assets	$466,120,103

Investor Class:
Net assets	$311,318,936
Capital shares outstanding	4,800,790
Net asset value per share	$64.85

A-Class:
Net assets	$53,123,204
Capital shares outstanding	882,106
Net asset value per share	$60.22
Maximum offering price per share (Net asset value divided by 95.25%)	$63.23

C-Class:
Net assets	$32,346,441
Capital shares outstanding	605,358
Net asset value per share	$53.43

H-Class:
Net assets	$69,331,522
Capital shares outstanding	1,190,599
Net asset value per share	$58.23

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $15,952)	$5,596,658
Interest	3,025
Total investment income	5,599,683

Expenses:
Management fees	2,015,777
Transfer agent and administrative fees	592,877
Distribution and service fees:
A-Class	68,967
C-Class	144,869
H-Class	89,102
Portfolio accounting fees	208,899
Custodian fees	28,004
Trustees’ fees*	24,378
Line of credit fees	131
Miscellaneous	358,650
Total expenses	3,531,654
Net investment income	2,068,029

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,454,733
Net realized gain	8,454,733
Net change in unrealized appreciation (depreciation) on:
Investments	2,391,945
Net change in unrealized appreciation (depreciation)	2,391,945
Net realized and unrealized gain	10,846,678
Net increase in net assets resulting from operations	$12,914,707

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,068,029	$2,837,658
Net realized gain on investments	8,454,733	973,509
Net change in unrealized appreciation (depreciation) on investments	2,391,945	24,512,809
Net increase in net assets resulting from operations	12,914,707	28,323,976

Distributions to shareholders from:
Net investment income
Investor Class	—	(1,910,579)
A-Class	—	(334,945)
C-Class	—	(184,219)
H-Class	—	(391,960)*
Net realized gains
Investor Class	—	(2,901,894)
A-Class	—	(508,733)
C-Class	—	(279,802)
H-Class	—	(595,331)*
Total distributions to shareholders	—	(7,107,463)

Capital share transactions:
Proceeds from sale of shares
Investor Class	189,942,688	350,581,088
A-Class	26,374,851	60,872,986
C-Class	11,420,730	20,783,158
H-Class	99,671,685	167,016,501 *
Distributions reinvested
Investor Class	—	4,699,482
A-Class	—	687,164
C-Class	—	448,009
H-Class	—	985,550 *
Cost of shares redeemed
Investor Class	(163,738,250)	(316,067,877)
A-Class	(28,320,730)	(43,169,090)
C-Class	(3,492,293)	(16,365,257)
H-Class	(98,292,204)	(155,233,554)*
Net increase from capital share transactions	33,566,477	75,238,160
Net increase in net assets	46,481,184	96,454,673

Net assets:
Beginning of period	419,638,919	323,184,246
End of period	$466,120,103	$419,638,919
Undistributed net investment income at end of period	$4,927,805	$2,859,776

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Capital share activity:
Shares sold
Investor Class	2,933,625	5,896,971
A-Class	440,484	1,101,512
C-Class	213,149	420,631
H-Class	1,759,338	3,121,495	*
Shares issued from reinvestment of distributions
Investor Class	—	81,887
A-Class	—	12,863
C-Class	—	9,390
H-Class	—	19,078	*
Shares redeemed
Investor Class	(2,534,212)	(5,385,440)
A-Class	(475,033)	(797,084)
C-Class	(65,118)	(332,936)
H-Class	(1,731,536)	(2,917,566	)*
Net increase in shares	540,697	1,230,801

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$62.84	$58.55	$52.08	$47.79	$40.19	$36.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.61	.71	.46	.57	.49
Net gain (loss) on investments (realized and unrealized)	1.69	4.92	6.44	5.81	7.14	4.82
Total from investment operations	2.01	5.53	7.15	6.27	7.71	5.31
Less distributions from:
Net investment income	—	(.49)	(.24)	(.46)	(.11)	(.57)
Net realized gains	—	(.75)	(.44)	(1.52)	—	(.92)
Total distributions	—	(1.24)	(.68)	(1.98)	(.11)	(1.49)
Net asset value, end of period	$64.85	$62.84	$58.55	$52.08	$47.79	$40.19

Total Return[c]	3.18%	9.65%	13.77%	13.24%	19.26%	15.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$311,319	$276,578	$222,954	$102,231	$181,945	$155,432
Ratios to average net assets:
Net investment income (loss)	1.00%	1.03%	1.27%	0.91%	1.38%	1.29%
Total expenses	1.36%	1.34%	1.34%	1.37%	1.35%	1.35%
Portfolio turnover rate	42%	104%	87%	112%	230%	402%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$58.43	$54.66	$48.79	$45.00	$37.93	$34.49
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.45	.48	.33	.44	.40
Net gain (loss) on investments (realized and unrealized)	1.56	4.56	6.07	5.44	6.74	4.53
Total from investment operations	1.79	5.01	6.55	5.77	7.18	4.93
Less distributions from:
Net investment income	—	(.49)	(.24)	(.46)	(.11)	(.57)
Net realized gains	—	(.75)	(.44)	(1.52)	—	(.92)
Total distributions	—	(1.24)	(.68)	(1.98)	(.11)	(1.49)
Net asset value, end of period	$60.22	$58.43	$54.66	$48.79	$45.00	$37.93

Total Return[c]	3.06%	9.38%	13.47%	12.95%	18.98%	14.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,123	$53,560	$32,762	$25,538	$21,604	$21,021
Ratios to average net assets:
Net investment income (loss)	0.76%	0.82%	0.92%	0.70%	1.12%	1.11%
Total expenses	1.61%	1.60%	1.60%	1.62%	1.60%	1.60%
Portfolio turnover rate	42%	104%	87%	112%	230%	402%

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$52.04	$49.18	$44.29	$41.32	$35.11	$32.28
Income (loss) from investment operations:
Net investment income (loss)[b]	— [d]	.03	.09	(.01)	.13	.12
Net gain (loss) on investments (realized and unrealized)	1.39	4.07	5.48	4.96	6.19	4.20
Total from investment operations	1.39	4.10	5.57	4.95	6.32	4.32
Less distributions from:
Net investment income	—	(.49)	(.24)	(.46)	(.11)	(.57)
Net realized gains	—	(.75)	(.44)	(1.52)	—	(.92)
Total distributions	—	(1.24)	(.68)	(1.98)	(.11)	(1.49)
Net asset value, end of period	$53.43	$52.04	$49.18	$44.29	$41.32	$35.11

Total Return[c]	2.67%	8.57%	12.62%	12.11%	18.06%	13.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,346	$23,799	$17,717	$14,125	$11,699	$9,712
Ratios to average net assets:
Net investment income (loss)	0.01%	0.05%	0.20%	(0.02%)	0.37%	0.36%
Total expenses	2.35%	2.35%	2.35%	2.37%	2.35%	2.35%
Portfolio turnover rate	42%	104%	87%	112%	230%	402%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$56.50	$52.94	$47.39	$43.87	$37.08	$33.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.39	.37	.24	.35	.24
Net gain (loss) on investments (realized and unrealized)	1.51	4.41	5.86	5.26	6.55	4.49
Total from investment operations	1.73	4.80	6.23	5.50	6.90	4.73
Less distributions from:
Net investment income	—	(.49)	(.24)	(.46)	(.11)	(.57)
Net realized gains	—	(.75)	(.44)	(1.52)	—	(.92)
Total distributions	—	(1.24)	(.68)	(1.98)	(.11)	(1.49)
Net asset value, end of period	$58.23	$56.50	$52.94	$47.39	$43.87	$37.08

Total Return[c]	3.06%	9.29%	13.19%	12.66%	18.66%	14.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,332	$65,702	$49,751	$27,162	$10,148	$16,975
Ratios to average net assets:
Net investment income (loss)	0.74%	0.72%	0.74%	0.51%	0.93%	0.68%
Total expenses	1.61%	1.66%	1.85%	1.87%	1.85%	1.84%
Portfolio turnover rate	42%	104%	87%	112%	230%	402%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net investment income is less than $0.01 per share.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

FUND PROFILE (Unaudited)	September 30, 2016

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001
H-Class*	April 2, 1998

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	8.6%
QUALCOMM, Inc.	6.7%
Texas Instruments, Inc.	5.4%
NVIDIA Corp.	4.0%
Broadcom Ltd.	3.9%
Applied Materials, Inc.	3.6%
NXP Semiconductor N.V.	3.3%
Analog Devices, Inc.	2.9%
Micron Technology, Inc.	2.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2.5%
Top Ten Total	43.6%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 99.3%

Semiconductors - 90.8%
Intel Corp.	89,257	$3,369,451
QUALCOMM, Inc.	38,275	2,621,837
Texas Instruments, Inc.	29,947	2,101,679
NVIDIA Corp.	22,918	1,570,341
Broadcom Ltd.	8,904	1,536,117
Applied Materials, Inc.	47,391	1,428,839
NXP Semiconductor N.V.*	12,514	1,276,553
Analog Devices, Inc.	17,399	1,121,366
Micron Technology, Inc.*	60,284	1,071,850
Taiwan Semiconductor Manufacturing Company Ltd. ADR	32,508	994,420
Lam Research Corp.	10,448	989,530
Linear Technology Corp.	15,955	945,972
Skyworks Solutions, Inc.	12,271	934,314
Xilinx, Inc.	17,175	933,290
Microchip Technology, Inc.	14,896	925,637
Maxim Integrated Products, Inc.	21,299	850,469
KLA-Tencor Corp.	11,720	817,001
Marvell Technology Group Ltd.	51,407	682,171
Advanced Micro Devices, Inc.*	97,070	670,754
Qorvo, Inc.*	11,886	662,526
ON Semiconductor Corp.*	48,761	600,736
Microsemi Corp.*	13,036	547,251
Teradyne, Inc.	24,442	527,458
ASML Holding N.V. — Class G	4,602	504,287
Cypress Semiconductor Corp.	40,440	491,750
Monolithic Power Systems, Inc.	5,863	471,972
Cavium, Inc.*	8,017	466,589
Integrated Device Technology, Inc.*	19,988	461,723
Cirrus Logic, Inc.*	8,481	450,765
Mellanox Technologies Ltd.*	10,268	444,091
Silicon Motion Technology Corp. ADR	8,340	431,929
Intersil Corp. — Class A	19,690	431,802
MKS Instruments, Inc.	8,422	418,826
Silicon Laboratories, Inc.*	6,892	405,250
Ambarella, Inc.*	5,495	404,487
MACOM Technology Solutions Holdings, Inc.*	8,926	377,927
Tessera Technologies, Inc.	9,640	370,562
Synaptics, Inc.*	6,119	358,451
Power Integrations, Inc.	5,599	352,905
Inphi Corp.*	8,019	348,907
Semtech Corp.*	12,259	339,942
Himax Technologies, Inc. ADR	37,285	320,278
MaxLinear, Inc. — Class A*	14,321	290,287
Rambus, Inc.*	23,114	288,925
Total Semiconductors		35,611,217

Energy-Alternate Sources - 4.6%
First Solar, Inc.*	13,447	531,022
Canadian Solar, Inc.*	33,666	462,571
SolarEdge Technologies, Inc.*	24,947	429,837
Trina Solar Ltd. ADR*	37,150	380,416
Total Energy-Alternate Sources		1,803,846

Electrical Components & Equipment - 1.6%
Advanced Energy Industries, Inc.*	7,520	355,847
SunPower Corp. — Class A*	32,677	291,479
Total Electrical Components & Equipment		647,326

Telecommunications - 1.2%
Acacia Communications, Inc.*	4,650	480,252

Building Materials - 1.1%
Cree, Inc.*	16,106	414,246

Total Common Stocks
(Cost $34,384,356)		38,956,887

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$445	445
Total Repurchase Agreement
(Cost $445)		445

Total Investments - 99.3%
(Cost $34,384,801)		$38,957,332
Other Assets & Liabilities, net - 0.7%		276,697
Total Net Assets - 100.0%		$39,234,029

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
ELECTRONICS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$38,956,887	$—	$—	$38,956,887
Repurchase Agreement	—	445	—	445
Total	$38,956,887	$445	$—	$38,957,332

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $34,384,356)	$38,956,887
Repurchase agreements, at value (cost $445)	445
Total investments (cost $34,384,801)	38,957,332
Receivables:
Fund shares sold	480,508
Dividends	9,612
Total assets	39,447,452

Liabilities:
Overdraft due to custodian bank	39,025
Payable for:
Fund shares redeemed	127,169
Management fees	27,138
Transfer agent and administrative fees	7,982
Portfolio accounting fees	3,192
Distribution and service fees	2,095
Miscellaneous	6,822
Total liabilities	213,423
Commitments and contingent liabilities (Note 9)	—
Net assets	$39,234,029

Net assets consist of:
Paid in capital	$48,749,738
Undistributed net investment income	57,101
Accumulated net realized loss on investments	(14,145,341)
Net unrealized appreciation on investments	4,572,531
Net assets	$39,234,029

Investor Class:
Net assets	$31,107,346
Capital shares outstanding	325,464
Net asset value per share	$95.58

A-Class:
Net assets	$3,477,105
Capital shares outstanding	38,791
Net asset value per share	$89.64
Maximum offering price per share (Net asset value divided by 95.25%)	$94.11

C-Class:
Net assets	$963,965
Capital shares outstanding	11,756
Net asset value per share	$82.00

H-Class:
Net assets	$3,685,613
Capital shares outstanding	42,224
Net asset value per share	$87.29

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $374)	$271,858
Interest	160
Total investment income	272,018

Expenses:
Management fees	124,778
Transfer agent and administrative fees	36,700
Distribution and service fees:
A-Class	1,741
C-Class	4,172
H-Class	7,789
Portfolio accounting fees	14,680
Custodian fees	1,730
Trustees’ fees*	1,326
Line of credit fees	469
Miscellaneous	21,532
Total expenses	214,917
Net investment income	57,101

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,758,409
Net realized gain	1,758,409
Net change in unrealized appreciation (depreciation) on:
Investments	(594,083)
Net change in unrealized appreciation (depreciation)	(594,083)
Net realized and unrealized gain	1,164,326
Net increase in net assets resulting from operations	$1,221,427

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$57,101	$(48,472)
Net realized gain (loss) on investments	1,758,409	(613,224)
Net change in unrealized appreciation (depreciation) on investments	(594,083)	(2,220,822)
Net increase (decrease) in net assets resulting from operations	1,221,427	(2,882,518)

Distributions to shareholders from:
Net investment income
Investor Class	—	(18,251)
A-Class	—	(3,858)
C-Class	—	(1,389)
H-Class	—	(18,915)*
Total distributions to shareholders	—	(42,413)

Capital share transactions:
Proceeds from sale of shares
Investor Class	137,131,997	83,406,696
A-Class	5,712,878	14,991,695
C-Class	1,761,907	13,427,149
H-Class	83,941,860	136,348,968 *
Distributions reinvested
Investor Class	—	16,547
A-Class	—	925
C-Class	—	1,387
H-Class	—	18,915 *
Cost of shares redeemed
Investor Class	(116,059,476)	(91,725,809)
A-Class	(4,257,278)	(14,864,321)
C-Class	(1,626,414)	(13,783,514)
H-Class	(90,548,112)	(130,346,155)*
Net increase (decrease) from capital share transactions	16,057,362	(2,507,517)
Net increase (decrease) in net assets	17,278,789	(5,432,448)

Net assets:
Beginning of period	21,955,240	27,387,688
End of period	$39,234,029	$21,955,240
Undistributed net investment income at end of period	$57,101	$—

Capital share activity:
Shares sold
Investor Class	1,602,212	1,040,573
A-Class	68,830	198,666
C-Class	24,055	195,375
H-Class	1,165,066	1,832,769 *
Shares issued from reinvestment of distributions
Investor Class	—	213
A-Class	—	13
C-Class	—	21
H-Class	—	266 *
Shares redeemed
Investor Class	(1,377,901)	(1,156,806)
A-Class	(53,152)	(196,930)
C-Class	(22,574)	(202,714)
H-Class	(1,274,300)	(1,763,553)*
Net increase (decrease) in shares	132,236	(52,107)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$81.23	$83.54	$69.82	$52.11	$55.09	$60.57
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.02	.29	(.04)	.22	(.12)
Net gain (loss) on investments (realized and unrealized)	14.15	(2.20)	13.43	17.79	(3.20)	(5.36)
Total from investment operations	14.35	(2.18)	13.72	17.75	(2.98)	(5.48)
Less distributions from:
Net investment income	—	(.13)	—	(.04)	—	—
Total distributions	—	(.13)	—	(.04)	—	—
Net asset value, end of period	$95.58	$81.23	$83.54	$69.82	$52.11	$55.09

Total Return[c]	17.69%	(2.61%)	19.65%	34.07%	(5.41%)	(9.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,116	$8,217	$18,144	$9,655	$2,942	$5,453
Ratios to average net assets:
Net investment income (loss)	0.46%	0.02%	0.38%	(0.07%)	0.45%	(0.22%)
Total expenses	1.37%	1.34%	1.35%	1.37%	1.35%	1.35%
Portfolio turnover rate	666%	769%	562%	1,436%	1,640%	1,329%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$76.25	$78.62	$65.87	$49.29	$52.23	$57.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	(.20)	(.17)	(.33)	.24	(.19)
Net gain (loss) on investments (realized and unrealized)	13.33	(2.04)	12.92	16.95	(3.18)	(5.17)
Total from investment operations	13.39	(2.24)	12.75	16.62	(2.94)	(5.36)
Less distributions from:
Net investment income	—	(.13)	—	(.04)	—	—
Total distributions	—	(.13)	—	(.04)	—	—
Net asset value, end of period	$89.64	$76.25	$78.62	$65.87	$49.29	$52.23

Total Return[c]	17.59%	(2.84%)	19.36%	33.72%	(5.63%)	(9.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,478	$1,762	$1,680	$5,329	$299	$659
Ratios to average net assets:
Net investment income (loss)	0.14%	(0.26%)	(0.24%)	(0.59%)	0.51%	(0.36%)
Total expenses	1.62%	1.60%	1.61%	1.62%	1.60%	1.62%
Portfolio turnover rate	666%	769%	562%	1,436%	1,640%	1,329%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$70.02	$72.76	$61.40	$46.32	$49.50	$55.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.63)	(.35)	(.54)	(.18)	(.70)
Net gain (loss) on investments (realized and unrealized)	12.20	(1.98)	11.71	15.66	(3.00)	(4.83)
Total from investment operations	11.98	(2.61)	11.36	15.12	(3.18)	(5.53)
Less distributions from:
Net investment income	—	(.13)	—	(.04)	—	—
Total distributions	—	(.13)	—	(.04)	—	—
Net asset value, end of period	$82.00	$70.02	$72.76	$61.40	$46.32	$49.50

Total Return[c]	17.12%	(3.58%)	18.50%	32.65%	(6.44%)	(10.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$964	$719	$1,280	$1,043	$667	$263
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.91%)	(0.55%)	(1.03%)	(0.41%)	(1.42%)
Total expenses	2.36%	2.35%	2.35%	2.37%	2.35%	2.36%
Portfolio turnover rate	666%	769%	562%	1,436%	1,640%	1,329%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$74.32	$76.66	$64.40	$48.33	$51.40	$56.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	(.30)	.06	(.17)	(.12)	(.34)
Net gain (loss) on investments (realized and unrealized)	12.85	(1.91)	12.20	16.28	(2.95)	(5.03)
Total from investment operations	12.97	(2.21)	12.26	16.11	(3.07)	(5.37)
Less distributions from:
Net investment income	—	(.13)	—	(.04)	—	—
Total distributions	—	(.13)	—	(.04)	—	—
Net asset value, end of period	$87.29	$74.32	$76.66	$64.40	$48.33	$51.40

Total Return[c]	17.46%	(2.88%)	19.04%	33.34%	(5.97%)	(9.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,687	$11,257	$6,285	$3,577	$1,288	$1,271
Ratios to average net assets:
Net investment income (loss)	0.33%	(0.40%)	0.09%	(0.29%)	(0.26%)	(0.67%)
Total expenses	1.61%	1.74%	1.85%	1.87%	1.85%	1.86%
Portfolio turnover rate	666%	769%	562%	1,436%	1,640%	1,329%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class*	May 5, 1998

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	6.0%
Chevron Corp.	4.4%
Schlumberger Ltd.	3.3%
ConocoPhillips	2.4%
Occidental Petroleum Corp.	2.3%
EOG Resources, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.0%
Halliburton Co.	2.0%
Anadarko Petroleum Corp.	1.9%
Top Ten Total	28.9%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 99.4%

Oil & Gas - 71.8%
Exxon Mobil Corp.	34,742	$3,032,282
Chevron Corp.	21,705	2,233,879
ConocoPhillips	27,701	1,204,163
Occidental Petroleum Corp.	16,172	1,179,262
EOG Resources, Inc.	12,169	1,176,864
Phillips 66	12,745	1,026,609
Anadarko Petroleum Corp.	15,451	978,975
Pioneer Natural Resources Co.	4,824	895,576
Apache Corp.	12,480	797,098
Devon Energy Corp.	17,715	781,409
Valero Energy Corp.	14,320	758,960
Continental Resources, Inc.*	14,279	741,937
Concho Resources, Inc.*	5,223	717,379
Marathon Petroleum Corp.	17,158	696,443
Hess Corp.	12,949	694,325
Range Resources Corp.	17,277	669,484
Noble Energy, Inc.	17,837	637,494
Marathon Oil Corp.	38,385	606,866
Cimarex Energy Co.	4,270	573,760
Equities Corp.	7,697	558,956
Cabot Oil & Gas Corp. — Class A	21,500	554,700
Royal Dutch Shell plc — Class A ADR	11,000	550,770
Transocean Ltd.*	51,636	550,440
BP plc ADR	15,553	546,843
Petroleo Brasileiro S.A. ADR*	54,658	509,959
Tesoro Corp.	6,082	483,884
Newfield Exploration Co.*	11,017	478,799
Helmerich & Payne, Inc.	6,831	459,726
Antero Resources Corp.*	16,782	452,275
Diamondback Energy, Inc.*	4,602	444,277
Ensco plc — Class A	52,146	443,241
Suncor Energy, Inc.	15,441	428,951
Parsley Energy, Inc. — Class A*	12,556	420,752
Southwestern Energy Co.*	29,435	407,380
Noble Corporation plc	63,903	405,145
Encana Corp.	38,674	404,917
Canadian Natural Resources Ltd.	12,296	393,964
Energen Corp.	6,802	392,611
Murphy Oil Corp.	12,775	388,360
QEP Resources, Inc.	18,844	368,023
WPX Energy, Inc.*	26,723	352,476
Nabors Industries Ltd.	26,917	327,311
Chesapeake Energy Corp.*	51,368	322,077
HollyFrontier Corp.	13,122	321,489
Statoil ASA ADR	19,060	320,208
Patterson-UTI Energy, Inc.	13,881	310,518
Rice Energy, Inc.*	11,891	310,474
RSP Permian, Inc.*	7,979	309,426
SM Energy Co.	7,969	307,444
PDC Energy, Inc.*	4,547	304,922
Gulfport Energy Corp.*	10,548	297,981
Laredo Petroleum, Inc.*	23,046	297,293
Cenovus Energy, Inc.	20,100	288,837
YPF S.A. ADR	15,229	277,472
Whiting Petroleum Corp.*	31,381	274,270
Carrizo Oil & Gas, Inc.*	6,564	266,630
Western Refining, Inc.	9,970	263,806
CNOOC Ltd. ADR	2,080	263,099
Callon Petroleum Co.*	16,560	259,992
Diamond Offshore Drilling, Inc.	14,559	256,384
Oasis Petroleum, Inc.*	22,350	256,355
Matador Resources Co.*	10,454	254,450
Rowan Companies plc — Class A	15,549	235,723
PBF Energy, Inc. — Class A	10,318	233,600
Synergy Resources Corp.*	28,133	194,962
Delek US Holdings, Inc.	9,161	158,394
Atwood Oceanics, Inc.	15,216	132,227
Total Oil & Gas		36,444,558

Oil & Gas Services - 13.7%
Schlumberger Ltd.	21,134	1,661,977
Halliburton Co.	22,583	1,013,524
Baker Hughes, Inc.	14,666	740,193
National Oilwell Varco, Inc.	16,793	616,975
Targa Resources Corp.	9,350	459,179
FMC Technologies, Inc.*	14,172	420,483
Weatherford International plc*	69,987	393,327
Core Laboratories N.V.	3,129	351,481
RPC, Inc.*	19,260	323,568
Superior Energy Services, Inc.	15,632	279,813
Oceaneering International, Inc.	9,750	268,223
Dril-Quip, Inc.*	4,210	234,665
Oil States International, Inc.*	6,609	208,646
Total Oil & Gas Services		6,972,054

Pipelines - 10.3%
Kinder Morgan, Inc.	50,810	1,175,235
Spectra Energy Corp.	20,238	865,175
Williams Companies, Inc.	25,004	768,373
ONEOK, Inc.	10,577	543,552
Cheniere Energy, Inc.*	11,582	504,975
Plains GP Holdings, LP — Class A	37,225	481,692
TransCanada Corp.	6,878	327,118
Enbridge, Inc.	7,357	325,400
SemGroup Corp. — Class A	6,330	223,829
Total Pipelines		5,215,349

Mining - 1.1%
U.S. Silica Holdings, Inc.	6,111	284,528
Cameco Corp.	30,062	257,331
Total Mining		541,859

Coal - 0.7%
CONSOL Energy, Inc.	18,598	357,082

Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	11,635	330,434

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
ENERGY FUND

	Shares	Value

Retail - 0.6%
World Fuel Services Corp.	6,223	$287,876

Transportation - 0.6%
Golar LNG Ltd.	13,419	284,483

Total Common Stocks
(Cost $31,062,967)		50,433,695

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.2%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$94,940	$94,940
Total Repurchase Agreement
(Cost $94,940)		94,940

Total Investments - 99.6%
(Cost $31,157,907)		$50,528,635
Other Assets & Liabilities, net - 0.4%		192,003
Total Net Assets - 100.0%		$50,720,638

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$50,433,695	$—	$—	$50,433,695
Repurchase Agreement	—	94,940	—	94,940
Total	$50,433,695	$94,940	$—	$50,528,635

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $31,062,967)	$50,433,695
Repurchase agreements, at value (cost $94,940)	94,940
Total investments (cost $31,157,907)	50,528,635
Receivables:
Fund shares sold	1,542,289
Dividends	40,253
Total assets	52,111,177

Liabilities:
Overdraft due to custodian bank	5,702
Payable for:
Securities purchased	1,271,343
Fund shares redeemed	41,908
Management fees	40,243
Transfer agent and administrative fees	11,836
Distribution and service fees	5,950
Portfolio accounting fees	4,735
Miscellaneous	8,822
Total liabilities	1,390,539
Commitments and contingent liabilities (Note 9)	—
Net assets	$50,720,638

Net assets consist of:
Paid in capital	$55,843,446
Undistributed net investment income	642,901
Accumulated net realized loss on investments	(25,136,437)
Net unrealized appreciation on investments	19,370,728
Net assets	$50,720,638

Investor Class:
Net assets	$34,378,732
Capital shares outstanding*	432,470
Net asset value per share*	$79.49

A-Class:
Net assets	$5,964,264
Capital shares outstanding*	79,842
Net asset value per share*	$74.70
Maximum offering price per share (Net asset value divided by 95.25%)*	$78.43

C-Class:
Net assets	$5,031,422
Capital shares outstanding*	74,924
Net asset value per share*	$67.15

H-Class:
Net assets	$5,346,220
Capital shares outstanding*	73,714
Net asset value per share*	$72.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $7,032)	$573,620
Interest	338
Total investment income	573,958

Expenses:
Management fees	229,443
Transfer agent and administrative fees	67,483
Distribution and service fees:
A-Class	10,274
C-Class	24,368
H-Class	4,693
Portfolio accounting fees	26,993
Custodian fees	3,190
Trustees’ fees**	2,558
Line of credit fees	219
Miscellaneous	38,634
Total expenses	407,855
Net investment income	166,103

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	471,761
Net realized gain	471,761
Net change in unrealized appreciation (depreciation) on:
Investments	7,109,735
Net change in unrealized appreciation (depreciation)	7,109,735
Net realized and unrealized gain	7,581,496
Net increase in net assets resulting from operations	$7,747,599

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:4 reverse share split effective November 7, 2016. See Note 10.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$166,103	$476,798
Net realized gain (loss) on investments	471,761	(15,081,328)
Net change in unrealized appreciation (depreciation) on investments	7,109,735	(4,158,406)
Net increase (decrease) in net assets resulting from operations	7,747,599	(18,762,936)

Distributions to shareholders from:
Net investment income
Investor Class	—	(242,198)
A-Class	—	(32,840)
C-Class	—	(41,958)
H-Class	—	(17,380)**
Net realized gains
Investor Class	—	(267,745)
A-Class	—	(36,304)
C-Class	—	(46,384)
H-Class	—	(19,214)**
Total distributions to shareholders	—	(704,023)

Capital share transactions:
Proceeds from sale of shares
Investor Class	270,879,717	150,597,823
A-Class	10,624,385	36,665,768
C-Class	1,856,647	10,483,191
H-Class	53,719,094	121,269,635 **
Distributions reinvested
Investor Class	—	504,502
A-Class	—	63,735
C-Class	—	86,557
H-Class	—	36,578 **
Cost of shares redeemed
Investor Class	(263,702,968)	(144,378,187)
A-Class	(11,860,717)	(32,806,713)
C-Class	(1,822,194)	(11,203,791)
H-Class	(52,204,573)	(122,368,423)**
Net increase from capital share transactions	7,489,391	8,950,675
Net increase (decrease) in net assets	15,236,990	(10,516,284)

Net assets:
Beginning of period	35,483,648	45,999,932
End of period	$50,720,638	$35,483,648
Undistributed net investment income at end of period	$642,901	$476,798

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Capital share activity:*
Shares sold
Investor Class	$3,621,815	$1,809,980
A-Class	152,345	486,100
C-Class	29,943	151,465
H-Class	828,150	1,772,212	**
Shares issued from reinvestment of distributions
Investor Class	—	6,687
A-Class	—	898
C-Class	—	1,348
H-Class	—	530	**
Shares redeemed
Investor Class	(3,522,888)	(1,785,596)
A-Class	(172,615)	(440,104)
C-Class	(29,264)	(163,063)
H-Class	(800,336)	(1,802,431	)**
Net increase in shares	107,150	38,026

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 1:4 reverse share split effective November 7, 2016. See Note 10.
**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$66.61	$92.98	$118.79	$104.48	$98.30	$114.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	1.12	.84	.60	.48	.28
Net gain (loss) on investments (realized and unrealized)	12.60	(26.37)	(26.21)	13.71	7.58	(16.79)
Total from investment operations	12.88	(25.25)	(25.37)	14.31	8.06	(16.51)
Less distributions from:
Net investment income	—	(.52)	(.44)	—	(.28)	—
Net realized gains	—	(.60)	—	—	—	—
Return of capital	—	—	—	—	(1.60)	—
Total distributions	—	(1.12)	(.44)	—	(1.88)	—
Net asset value, end of period	$79.49	$66.61	$92.98	$118.79	$104.48	$98.30

Total Return[c]	19.34%	(27.30%)	(21.42%)	13.71%	8.50%	(14.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,379	$22,216	$28,123	$35,546	$49,160	$40,947
Ratios to average net assets:
Net investment income (loss)	0.78%	1.38%	0.72%	0.55%	0.52%	0.27%
Total expenses	1.36%	1.35%	1.35%	1.37%	1.35%	1.36%
Portfolio turnover rate	550%	595%	463%	231%	248%	288%

A-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$62.67	$87.76	$112.30	$99.06	$93.54	$109.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.76	.48	.32	.32	(.04)
Net gain (loss) on investments (realized and unrealized)	11.83	(24.73)	(24.58)	12.92	7.08	(16.02)
Total from investment operations	12.03	(23.97)	(24.10)	13.24	7.40	(16.06)
Less distributions from:
Net investment income	—	(.52)	(.44)	—	(.28)	—
Net realized gains	—	(.60)	—	—	—	—
Return of capital	—	—	—	—	(1.60)	—
Total distributions	—	(1.12)	(.44)	—	(1.88)	—
Net asset value, end of period	$74.70	$62.67	$87.76	$112.30	$99.06	$93.54

Total Return[c]	19.14%	(27.46%)	(21.49%)	13.37%	8.20%	(14.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,964	$6,274	$4,671	$6,624	$5,586	$5,622
Ratios to average net assets:
Net investment income (loss)	0.55%	1.02%	0.43%	0.30%	0.38%	(0.05%)
Total expenses	1.61%	1.60%	1.60%	1.62%	1.60%	1.61%
Portfolio turnover rate	550%	595%	463%	231%	248%	288%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

ENERGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$56.55	$79.93	$103.21	$91.72	$87.40	$103.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	.08	(.20)	(.48)	(.36)	(.76)
Net gain (loss) on investments (realized and unrealized)	10.68	(22.34)	(22.64)	11.97	6.56	(14.96)
Total from investment operations	10.60	(22.26)	(22.84)	11.49	6.20	(15.72)
Less distributions from:
Net investment income	—	(.52)	(.44)	—	(.28)	—
Net realized gains	—	(.60)	—	—	—	—
Return of capital	—	—	—	—	(1.60)	—
Total distributions	—	(1.12)	(.44)	—	(1.88)	—
Net asset value, end of period	$67.15	$56.55	$79.93	$103.21	$91.72	$87.40

Total Return[c]	18.74%	(28.01%)	(22.18%)	12.52%	7.40%	(15.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,031	$4,198	$6,754	$8,357	$9,693	$13,153
Ratios to average net assets:
Net investment income (loss)	(0.20%)	0.15%	(0.20%)	(0.52%)	(0.45%)	(0.84%)
Total expenses	2.36%	2.35%	2.35%	2.37%	2.35%	2.36%
Portfolio turnover rate	550%	595%	463%	231%	248%	288%

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[d,e]	Year Ended March 31, 2015[d,e]	Year Ended March 31, 2014[d,e]	Year Ended March 28, 2013[d,e]	Year Ended March 31, 2012[d,e]
Per Share Data
Net asset value, beginning of period	$60.90	$85.36	$109.61	$96.92	$91.78	$107.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.40	.28	(.08)	.04	(.32)
Net gain (loss) on investments (realized and unrealized)	11.59	(23.74)	(24.09)	12.77	6.98	(15.64)
Total from investment operations	11.63	(23.34)	(23.81)	12.69	7.02	(15.96)
Less distributions from:
Net investment income	—	(.52)	(.44)	—	(.28)	—
Net realized gains	—	(.60)	—	—	—	—
Return of capital	—	—	—	—	(1.60)	—
Total distributions	—	(1.12)	(.44)	—	(1.88)	—
Net asset value, end of period	$72.53	$60.90	$85.36	$109.61	$96.92	$91.78

Total Return[c]	19.12%	(27.53%)	(21.76%)	13.08%	7.92%	(14.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,346	$2,795	$6,452	$4,764	$5,272	$11,080
Ratios to average net assets:
Net investment income (loss)	0.17%	0.55%	0.27%	(0.09%)	0.06%	(0.33%)
Total expenses	1.61%	1.70%	1.85%	1.87%	1.85%	1.86%
Portfolio turnover rate	550%	595%	463%	231%	248%	288%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

[e]	Reverse share split — Per share amounts for the periods presented through September 30, 2016 have been restated to reflect a 1:4 reverse share split effective November 7, 2016. See Note 10.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FUND PROFILE (Unaudited)	September 30, 2016

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class*	April 2, 1998

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	14.9%
Halliburton Co.	9.0%
Baker Hughes, Inc.	6.6%
National Oilwell Varco, Inc.	5.5%
Transocean Ltd.	4.2%
Helmerich & Payne, Inc.	4.1%
FMC Technologies, Inc.	3.8%
Nabors Industries Ltd.	2.9%
Ensco plc — Class A	2.9%
Patterson-UTI Energy, Inc.	2.8%
Top Ten Total	56.7%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Oil & Gas Services - 65.8%
Schlumberger Ltd.	29,349	$2,308,004
Halliburton Co.	31,103	1,395,903
Baker Hughes, Inc.	20,316	1,025,349
National Oilwell Varco, Inc.	23,320	856,777
FMC Technologies, Inc.*	19,580	580,939
Weatherford International plc*	76,009	427,171
RPC, Inc.*	23,944	402,259
Superior Energy Services, Inc.	21,604	386,712
Core Laboratories N.V.	3,149	353,727
Oceaneering International, Inc.	12,063	331,853
Dril-Quip, Inc.*	5,830	324,964
Forum Energy Technologies, Inc.*	15,971	317,184
Oil States International, Inc.*	9,133	288,329
McDermott International, Inc.*	48,239	241,677
SEACOR Holdings, Inc.*	3,831	227,906
Helix Energy Solutions Group, Inc.*	27,850	226,421
Frank’s International N.V.	15,351	199,563
Bristow Group, Inc.	11,960	167,679
CARBO Ceramics, Inc.	9,622	105,265
Total Oil & Gas Services		10,167,682

Oil & Gas - 26.6%
Transocean Ltd.*	60,764	647,744
Helmerich & Payne, Inc.	9,445	635,649
Nabors Industries Ltd.	37,152	451,768
Ensco plc — Class A	52,691	447,874
Patterson-UTI Energy, Inc.	19,190	429,280
Noble Corporation plc	62,496	396,225
Diamond Offshore Drilling, Inc.	20,145	354,753
Rowan Companies plc — Class A	21,577	327,107
Unit Corp.*	12,289	228,575
Atwood Oceanics, Inc.	21,090	183,272
Total Oil & Gas		4,102,247

Mining - 4.5%
U.S. Silica Holdings, Inc.	8,424	392,222
Fairmount Santrol Holdings, Inc.*	35,690	302,651
Total Mining		694,873

Metal Fabricate & Hardware - 1.9%
Tenaris S.A. ADR	10,386	294,962

Transportation - 0.7%
Hornbeck Offshore Services, Inc.*	18,567	102,119

Total Common Stocks
(Cost $8,768,210)		15,361,883

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$354	354
Total Repurchase Agreement
(Cost $354)		354

Total Investments - 99.5%
(Cost $8,768,564)		$15,362,237
Other Assets & Liabilities, net - 0.5%		80,722
Total Net Assets - 100.0%		$15,442,959

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$15,361,883	$—	$—	$15,361,883
Repurchase Agreement	—	354	—	354
Total	$15,361,883	$354	$—	$15,362,237

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $8,768,210)	$15,361,883
Repurchase agreements, at value (cost $354)	354
Total investments (cost $8,768,564)	15,362,237
Receivables:
Securities sold	168,379
Fund shares sold	104,892
Dividends	46,785
Total assets	15,682,293

Liabilities:
Overdraft due to custodian bank	98,000
Payable for:
Fund shares redeemed	115,756
Management fees	14,252
Transfer agent and administrative fees	4,192
Distribution and service fees	2,527
Portfolio accounting fees	1,677
Miscellaneous	2,930
Total liabilities	239,334
Commitments and contingent liabilities (Note 9)	—
Net assets	$15,442,959

Net assets consist of:
Paid in capital	$49,815,753
Undistributed net investment income	113,247
Accumulated net realized loss on investments	(41,079,714)
Net unrealized appreciation on investments	6,593,673
Net assets	$15,442,959

Investor Class:
Net assets	$10,193,199
Capital shares outstanding	332,396
Net asset value per share	$30.67

A-Class:
Net assets	$1,254,140
Capital shares outstanding	43,342
Net asset value per share	$28.94
Maximum offering price per share (Net asset value divided by 95.25%)	$30.38

C-Class:
Net assets	$2,554,064
Capital shares outstanding	97,302
Net asset value per share	$26.25

H-Class:
Net assets	$1,441,556
Capital shares outstanding	51,343
Net asset value per share	$28.08

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $1,581)	$176,628
Interest	155
Total investment income	176,783

Expenses:
Management fees	102,707
Transfer agent and administrative fees	30,208
Distribution and service fees:
A-Class	2,445
C-Class	13,174
H-Class	8,199
Portfolio accounting fees	12,083
Custodian fees	1,427
Trustees’ fees*	1,204
Line of credit fees	185
Miscellaneous	17,179
Total expenses	188,811
Net investment loss	(12,028)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,357,998)
Net realized loss	(2,357,998)
Net change in unrealized appreciation (depreciation) on:
Investments	(818,536)
Net change in unrealized appreciation (depreciation)	(818,536)
Net realized and unrealized loss	(3,176,534)
Net decrease in net assets resulting from operations	$(3,188,562)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(12,028)	$125,275
Net realized loss on investments	(2,357,998)	(4,376,432)
Net change in unrealized appreciation (depreciation) on investments	(818,536)	(3,821,798)
Net decrease in net assets resulting from operations	(3,188,562)	(8,072,955)

Distributions to shareholders from:
Net investment income
Investor Class	—	(130,036)
A-Class	—	(22,719)
C-Class	—	(36,447)
H-Class	—	(42,281)*
Total distributions to shareholders	—	(231,483)

Capital share transactions:
Proceeds from sale of shares
Investor Class	164,230,305	88,241,476
A-Class	4,887,513	22,986,249
C-Class	930,928	7,557,655
H-Class	109,387,586	206,028,733 *
Distributions reinvested
Investor Class	—	126,359
A-Class	—	22,184
C-Class	—	36,117
H-Class	—	42,273 *
Cost of shares redeemed
Investor Class	(163,085,960)	(90,245,009)
A-Class	(6,404,393)	(22,683,979)
C-Class	(1,081,395)	(7,871,938)
H-Class	(106,846,688)	(204,714,157)*
Net increase (decrease) from capital share transactions	2,017,896	(474,037)
Net decrease in net assets	(1,170,666)	(8,778,475)

Net assets:
Beginning of period	16,613,625	25,392,100
End of period	$15,442,959	$16,613,625
Undistributed net investment income at end of period	$113,247	$125,275

Capital share activity:
Shares sold
Investor Class	5,643,641	2,540,657
A-Class	168,308	622,276
C-Class	35,752	251,887
H-Class	3,958,222	6,776,423 *
Shares issued from reinvestment of distributions
Investor Class	—	3,947
A-Class	—	733
C-Class	—	1,305
H-Class	—	1,438 *
Shares redeemed
Investor Class	(5,646,361)	(2,619,654)
A-Class	(231,054)	(611,902)
C-Class	(42,460)	(262,624)
H-Class	(3,972,100)	(6,762,627)*
Net decrease in shares	(86,052)	(58,141)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$28.41	$39.36	$62.43	$54.43	$50.87	$62.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.29	.48	.02	(.05)	(.14)
Net gain (loss) on investments (realized and unrealized)	2.19	(10.90)	(23.55)	7.98	3.61	(11.65)
Total from investment operations	2.26	(10.61)	(23.07)	8.00	3.56	(11.79)
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Total distributions	—	(.34)	—	—	—	—
Net asset value, end of period	$30.67	$28.41	$39.36	$62.43	$54.43	$50.87

Total Return[c]	7.92%	(27.05%)	(36.95%)	14.70%	7.00%	(18.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,193	$9,521	$16,144	$33,244	$26,097	$34,353
Ratios to average net assets:
Net investment income (loss)	0.46%	0.83%	0.86%	0.03%	(0.10%)	(0.25%)
Total expenses	1.36%	1.35%	1.36%	1.37%	1.35%	1.36%
Portfolio turnover rate	1,143%	1,241%	494%	350%	275%	162%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$26.86	$37.32	$59.34	$51.86	$48.59	$60.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	.24	.25	(.13)	(.17)	(.25)
Net gain (loss) on investments (realized and unrealized)	2.13	(10.36)	(22.27)	7.61	3.44	(11.17)
Total from investment operations	2.08	(10.12)	(22.02)	7.48	3.27	(11.42)
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Total distributions	—	(.34)	—	—	—	—
Net asset value, end of period	$28.94	$26.86	$37.32	$59.34	$51.86	$48.59

Total Return[c]	7.71%	(27.22%)	(37.11%)	14.42%	6.73%	(19.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,254	$2,849	$3,545	$7,557	$5,535	$7,115
Ratios to average net assets:
Net investment income (loss)	(0.36%)	0.73%	0.47%	(0.23%)	(0.37%)	(0.47%)
Total expenses	1.61%	1.59%	1.60%	1.62%	1.60%	1.61%
Portfolio turnover rate	1,143%	1,241%	494%	350%	275%	162%

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$24.46	$34.28	$54.92	$48.37	$45.66	$56.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.05)	(.12)	(.50)	(.49)	(.54)
Net gain (loss) on investments (realized and unrealized)	1.93	(9.43)	(20.52)	7.05	3.20	(10.61)
Total from investment operations	1.79	(9.48)	(20.64)	6.55	2.71	(11.15)
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Total distributions	—	(.34)	—	—	—	—
Net asset value, end of period	$26.25	$24.46	$34.28	$54.92	$48.37	$45.66

Total Return[c]	7.32%	(27.76%)	(37.58%)	13.54%	5.94%	(19.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,554	$2,544	$3,889	$8,616	$8,654	$10,144
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(0.16%)	(0.24%)	(0.97%)	(1.11%)	(1.13%)
Total expenses	2.36%	2.35%	2.36%	2.37%	2.35%	2.36%
Portfolio turnover rate	1,143%	1,241%	494%	350%	275%	162%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$26.07	$36.29	$57.89	$50.72	$47.64	$58.97
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	.05	.07	(.27)	(.25)	(.34)
Net gain (loss) on investments (realized and unrealized)	2.11	(9.93)	(21.67)	7.44	3.33	(10.99)
Total from investment operations	2.01	(9.88)	(21.60)	7.17	3.08	(11.33)
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Total distributions	—	(.34)	—	—	—	—
Net asset value, end of period	$28.08	$26.07	$36.29	$57.89	$50.72	$47.64

Total Return[c]	7.67%	(27.31%)	(37.33%)	14.14%	6.47%	(19.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,442	$1,700	$1,814	$4,933	$9,685	$8,025
Ratios to average net assets:
Net investment income (loss)	(0.75%)	0.15%	0.13%	(0.50%)	(0.54%)	(0.66%)
Total expenses	1.61%	1.67%	1.86%	1.87%	1.85%	1.86%
Portfolio turnover rate	1,143%	1,241%	494%	350%	275%	162%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	September 30, 2016

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class*	April 6, 1998

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.4%
JPMorgan Chase & Co.	2.0%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.6%
Citigroup, Inc.	1.5%
U.S. Bancorp	1.1%
Goldman Sachs Group, Inc.	1.0%
American International Group, Inc.	1.0%
Simon Property Group, Inc.	1.0%
BlackRock, Inc. — Class A	1.0%
Top Ten Total	14.5%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 98.6%

REITs - 32.7%
Simon Property Group, Inc.	2,419	$500,757
American Tower Corp. — Class A	3,913	443,461
Public Storage	1,776	396,297
Equinix, Inc.	955	344,039
Crown Castle International Corp.	3,637	342,642
Welltower, Inc.	4,431	331,305
Prologis, Inc.	6,171	330,395
Ventas, Inc.	4,510	318,541
Weyerhaeuser Co.	9,893	315,982
General Growth Properties, Inc.	11,117	306,829
Equity Residential	4,720	303,637
Boston Properties, Inc.	2,112	287,845
AvalonBay Communities, Inc.	1,589	282,588
Vornado Realty Trust	2,735	276,809
HCP, Inc.	7,069	268,269
Realty Income Corp.	3,791	253,731
Essex Property Trust, Inc.	1,114	248,088
Digital Realty Trust, Inc.	2,480	240,858
Kimco Realty Corp.	7,610	220,310
Federal Realty Investment Trust	1,412	217,349
SL Green Realty Corp.	2,003	216,525
Host Hotels & Resorts, Inc.	13,561	211,145
Annaly Capital Management, Inc.	19,601	205,810
Extra Space Storage, Inc.	2,589	205,592
VEREIT, Inc.	19,675	204,030
Iron Mountain, Inc.	5,436	204,013
Macerich Co.	2,488	201,205
UDR, Inc.	5,491	197,621
Duke Realty Corp.	7,225	197,459
Alexandria Real Estate Equities, Inc.	1,690	183,821
Regency Centers Corp.	2,307	178,769
Brixmor Property Group, Inc.	6,397	177,773
National Retail Properties, Inc.	3,482	177,060
Apartment Investment & Management Co. — Class A	3,808	174,825
Camden Property Trust	2,076	173,844
Omega Healthcare Investors, Inc.	4,789	169,770
Mid-America Apartment Communities, Inc.	1,787	167,960
American Campus Communities, Inc.	3,296	167,668
Lamar Advertising Co. — Class A	2,566	167,585
Equity LifeStyle Properties, Inc.	2,169	167,403
WP Carey, Inc.	2,529	163,196
Spirit Realty Capital, Inc.	12,063	160,800
AGNC Investment Corp.	8,227	160,756
Kilroy Realty Corp.	2,289	158,742
DDR Corp.	9,036	157,497
Forest City Realty Trust, Inc. — Class A	6,755	156,243
Liberty Property Trust	3,861	155,791
Sun Communities, Inc.	1,925	151,074
Senior Housing Properties Trust	6,591	149,682
Douglas Emmett, Inc.	4,067	148,974
Highwoods Properties, Inc.	2,842	148,125
Starwood Property Trust, Inc.	6,492	146,200
American Homes 4 Rent — Class A	6,650	143,906
Hospitality Properties Trust	4,826	143,429
CubeSmart	5,157	140,580
Weingarten Realty Investors	3,600	140,328
STORE Capital Corp.	4,684	138,037
Taubman Centers, Inc.	1,833	136,394
Healthcare Trust of America, Inc. — Class A	4,170	136,025
Equity One, Inc.	4,424	135,419
Life Storage, Inc.	1,519	135,100
DCT Industrial Trust, Inc.	2,738	132,930
Healthcare Realty Trust, Inc.	3,727	126,942
CyrusOne, Inc.	2,661	126,584
Hudson Pacific Properties, Inc.	3,830	125,892
CoreSite Realty Corp.	1,700	125,868
Post Properties, Inc.	1,875	123,994
Tanger Factory Outlet Centers, Inc.	3,149	122,685
Medical Properties Trust, Inc.	8,276	122,237
First Industrial Realty Trust, Inc.	4,154	117,226
Equity Commonwealth*	3,864	116,770
New Residential Investment Corp.	8,322	114,927
Education Realty Trust, Inc.	2,601	112,207
Physicians Realty Trust	5,144	110,802
DuPont Fabros Technology, Inc.	2,631	108,529
Corporate Office Properties Trust	3,807	107,928
Two Harbors Investment Corp.	12,462	106,301
Sunstone Hotel Investors, Inc.	8,279	105,888
Brandywine Realty Trust	6,723	105,013
LaSalle Hotel Properties	4,317	103,047
RLJ Lodging Trust	4,865	102,311
Mack-Cali Realty Corp.	3,658	99,571
NorthStar Realty Finance Corp.	7,439	97,972
Washington Prime Group, Inc.	7,843	97,096
CBL & Associates Properties, Inc.	7,280	88,379
Pebblebrook Hotel Trust	3,235	86,051
DiamondRock Hospitality Co.	9,232	84,011
Corrections Corporation of America	5,142	71,320
EPR Properties	537	42,283
Total REITs		16,070,672

Banks - 26.9%
JPMorgan Chase & Co.	14,604	972,481
Wells Fargo & Co.	20,679	915,667
Bank of America Corp.	50,462	789,730
Citigroup, Inc.	15,633	738,347
U.S. Bancorp	12,491	535,740
Goldman Sachs Group, Inc.	3,145	507,194
Morgan Stanley	15,364	492,570
PNC Financial Services Group, Inc.	4,616	415,856
Bank of New York Mellon Corp.	10,178	405,900
Capital One Financial Corp.	5,402	388,026
BB&T Corp.	9,153	345,250
State Street Corp.	4,748	330,603
SunTrust Banks, Inc.	6,643	290,963
M&T Bank Corp.	2,300	267,030
Banco Bradesco S.A. ADR	29,292	265,678
Fifth Third Bancorp	12,138	248,343
Northern Trust Corp.	3,579	243,336

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
FINANCIAL SERVICES FUND

	Shares	Value

Toronto-Dominion Bank	5,133	$227,906
ICICI Bank Ltd. ADR	30,489	227,752
Citizens Financial Group, Inc.	9,157	226,269
KeyCorp	18,542	225,656
Credicorp Ltd.	1,479	225,133
Regions Financial Corp.	22,655	223,605
HSBC Holdings plc ADR	5,855	220,207
HDFC Bank Ltd. ADR	3,059	219,912
Royal Bank of Canada	3,528	218,595
Bank of Montreal	3,270	214,414
Huntington Bancshares, Inc.	20,934	206,409
First Republic Bank	2,587	199,484
Bank of Nova Scotia	3,671	194,526
Deutsche Bank AG*	14,538	190,302
Comerica, Inc.	3,826	181,046
Signature Bank*	1,403	166,185
Zions Bancorporation	5,162	160,125
SVB Financial Group*	1,419	156,856
East West Bancorp, Inc.	4,030	147,941
PacWest Bancorp	3,302	141,689
Bank of the Ozarks, Inc.	3,615	138,816
Cullen/Frost Bankers, Inc.	1,869	134,455
Synovus Financial Corp.	3,837	124,818
PrivateBancorp, Inc. — Class A	2,718	124,811
Prosperity Bancshares, Inc.	2,264	124,271
First Horizon National Corp.	7,773	118,383
Webster Financial Corp.	3,074	116,843
Umpqua Holdings Corp.	7,560	113,778
Texas Capital Bancshares, Inc.*	1,849	101,547
Total Banks		13,224,448

Insurance - 21.3%
Berkshire Hathaway, Inc. — Class B*	8,157	1,178,441
American International Group, Inc.	8,506	504,746
MetLife, Inc.	9,908	440,212
Prudential Financial, Inc.	4,718	385,225
Marsh & McLennan Companies, Inc.	5,550	373,237
Chubb Ltd.	2,885	362,500
Travelers Companies, Inc.	3,132	358,770
Aflac, Inc.	4,783	343,754
Allstate Corp.	4,443	307,367
Aon plc	2,651	298,211
Progressive Corp.	8,600	270,900
XL Group Ltd.	7,754	260,767
Hartford Financial Services Group, Inc.	6,018	257,691
Principal Financial Group, Inc.	4,879	251,317
Arch Capital Group Ltd.*	3,081	244,200
Willis Towers Watson plc	1,793	238,057
Markel Corp.*	255	236,836
Loews Corp.	5,697	234,432
Everest Re Group Ltd.	1,214	230,624
RenaissanceRe Holdings Ltd.	1,835	220,494
Cincinnati Financial Corp.	2,917	220,000
Axis Capital Holdings Ltd.	3,930	213,517
Lincoln National Corp.	4,454	209,249
Manulife Financial Corp.	14,687	207,234
Assured Guaranty Ltd.	7,319	203,102
Endurance Specialty Holdings Ltd.	3,078	201,455
Arthur J Gallagher & Co.	3,722	189,338
Unum Group	5,170	182,553
Torchmark Corp.	2,696	172,247
Reinsurance Group of America, Inc. — Class A	1,582	170,761
WR Berkley Corp.	2,892	167,042
Alleghany Corp.*	315	165,381
American Financial Group, Inc.	2,128	159,600
Assurant, Inc.	1,712	157,932
Brown & Brown, Inc.	3,834	144,580
Voya Financial, Inc.	5,004	144,215
Old Republic International Corp.	7,537	132,802
First American Financial Corp.	3,209	126,050
Radian Group, Inc.	7,914	107,235
MGIC Investment Corp.*	12,983	103,864
Genworth Financial, Inc. — Class A*	19,738	97,900
Total Insurance		10,473,838

Diversified Financial Services - 12.6%
BlackRock, Inc. — Class A	1,376	498,744
American Express Co.	7,567	484,591
Charles Schwab Corp.	12,963	409,241
CME Group, Inc. — Class A	3,479	363,625
Intercontinental Exchange, Inc.	1,346	362,559
Synchrony Financial	11,021	308,589
Discover Financial Services	5,251	296,944
Franklin Resources, Inc.	7,982	283,920
TD Ameritrade Holding Corp.	7,873	277,445
T. Rowe Price Group, Inc.	3,823	254,230
Ameriprise Financial, Inc.	2,325	231,965
Invesco Ltd.	7,265	227,177
Nasdaq, Inc.	3,065	207,010
Ally Financial, Inc.	9,921	193,162
Raymond James Financial, Inc.	3,113	181,208
E*TRADE Financial Corp.*	6,199	180,515
Affiliated Managers Group, Inc.*	1,229	177,836
CIT Group, Inc.	4,805	174,422
SEI Investments Co.	3,753	171,174
CBOE Holdings, Inc.	2,250	145,913
Navient Corp.	9,524	137,812
Eaton Vance Corp.	3,505	136,870
Legg Mason, Inc.	3,440	115,171
SLM Corp.*	14,918	111,437
Janus Capital Group, Inc.	7,216	101,096
LendingClub Corp.*	15,652	96,729
WisdomTree Investments, Inc.	7,050	72,545
Total Diversified Financial Services		6,201,930

Commercial Services - 1.8%
S&P Global, Inc.	2,877	364,113
Moody’s Corp.	2,627	284,452
MarketAxess Holdings, Inc.	973	161,119
LendingTree, Inc.*	754	73,070
Total Commercial Services		882,754

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
FINANCIAL SERVICES FUND

	Shares	Value

Real Estate - 1.4%
Brookfield Asset Management, Inc. — Class A	6,063	$213,296
CBRE Group, Inc. — Class A*	6,852	191,718
Jones Lang LaSalle, Inc.	1,273	144,855
Realogy Holdings Corp.	4,774	123,456
Total Real Estate		673,325

Savings & Loans - 1.0%
New York Community Bancorp, Inc.	11,488	163,475
People’s United Financial, Inc.	8,789	139,042
Investors Bancorp, Inc.	10,149	121,889
BofI Holding, Inc.*	3,165	70,896
Total Savings & Loans		495,302

Software - 0.4%
MSCI, Inc. — Class A	2,070	173,756

Entertainment - 0.3%
Gaming and Leisure Properties, Inc.	4,974	166,380

Holding Companies-Diversified - 0.3%
Leucadia National Corp.	8,603	163,801

Media - 0.3%
FactSet Research Systems, Inc.	957	155,130

Investment Companies - 0.1%
American Capital Ltd.*	3,000	50,730

Total Common Stocks
(Cost $43,046,198)		48,732,066

PREFERRED STOCKS† - 0.6%
Financial – 0.6%
Itau Unibanco Holding S.A. ADR	24,884	272,232
Total Preferred Stocks
(Cost $227,832)		272,232

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.2%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$122,182	122,182
Total Repurchase Agreement
(Cost $122,182)		122,182

Total Investments - 99.9%
(Cost $43,396,212)		$49,126,480
Other Assets & Liabilities, net - 0.1%		27,686
Total Net Assets - 100.0%		$49,154,166

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$48,732,066	$—	$—	$48,732,066
Preferred Stocks	272,232	—	—	272,232
Repurchase Agreement	—	122,182	—	122,182
Total	$49,004,298	$122,182	$—	$49,126,480

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $43,274,030)	$49,004,298
Repurchase agreements, at value (cost $122,182)	122,182
Total investments (cost $43,396,212)	49,126,480
Receivables:
Securities sold	298,766
Fund shares sold	31,701
Dividends	116,955
Foreign taxes reclaim	35
Total assets	49,573,937

Liabilities:
Overdraft due to custodian bank	5,453
Payable for:
Fund shares redeemed	348,555
Management fees	36,442
Transfer agent and administrative fees	10,718
Portfolio accounting fees	4,287
Distribution and service fees	2,544
Miscellaneous	11,772
Total liabilities	419,771
Commitments and contingent liabilities (Note 9)	—
Net assets	$49,154,166

Net assets consist of:
Paid in capital	$52,935,945
Undistributed net investment income	738,635
Accumulated net realized loss on investments	(10,250,682)
Net unrealized appreciation on investments	5,730,268
Net assets	$49,154,166

Investor Class:
Net assets	$40,136,372
Capital shares outstanding*	694,270
Net asset value per share*	$57.81

A-Class:
Net assets	$3,543,026
Capital shares outstanding*	64,858
Net asset value per share*	$54.63
Maximum offering price per share (Net asset value divided by 95.25%)*	$57.35

C-Class:
Net assets	$1,268,743
Capital shares outstanding*	25,708
Net asset value per share*	$49.35

H-Class:
Net assets	$4,206,025
Capital shares outstanding*	79,278
Net asset value per share*	$53.05

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $2,481)	$374,188
Interest	172
Total investment income	374,360

Expenses:
Management fees	120,308
Transfer agent and administrative fees	35,385
Distribution and service fees:
A-Class	2,441
C-Class	5,506
H-Class	4,248
Portfolio accounting fees	14,154
Custodian fees	1,675
Trustees’ fees**	709
Line of credit fees	146
Miscellaneous	21,406
Total expenses	205,978
Net investment income	168,382

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,179,019
Net realized gain	1,179,019
Net change in unrealized appreciation (depreciation) on:
Investments	(731,992)
Net change in unrealized appreciation (depreciation)	(731,992)
Net realized and unrealized gain	447,027
Net increase in net assets resulting from operations	$615,409

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 2:1 share split effective October 31, 2016. See Note 10.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$168,382	$570,268
Net realized gain (loss) on investments	1,179,019	(6,440,895)
Net change in unrealized appreciation (depreciation) on investments	(731,992)	(2,679,547)
Net increase (decrease) in net assets resulting from operations	615,409	(8,550,174)

Distributions to shareholders from:
Net investment income
Investor Class	—	(197,056)
A-Class	—	(34,956)
C-Class	—	(9,406)
H-Class	—	(36,355)**
Net realized gains
Investor Class	—	(100,426)
A-Class	—	(17,815)
C-Class	—	(4,794)
H-Class	—	(18,528)**
Total distributions to shareholders	—	(419,336)

Capital share transactions:
Proceeds from sale of shares
Investor Class	60,070,897	81,929,333
A-Class	7,685,597	19,166,428
C-Class	1,757,810	15,134,609
H-Class	4,616,496	39,630,649 **
Distributions reinvested
Investor Class	—	230,452
A-Class	—	52,090
C-Class	—	14,200
H-Class	—	54,808 **
Cost of shares redeemed
Investor Class	(35,512,391)	(111,107,892)
A-Class	(5,128,621)	(19,489,521)
C-Class	(1,611,785)	(15,116,335)
H-Class	(3,580,204)	(39,652,502)**
Net increase (decrease) from capital share transactions	28,297,799	(29,153,681)
Net increase (decrease) in net assets	28,913,208	(38,123,191)

Net assets:
Beginning of period	20,240,958	58,364,149
End of period	$49,154,166	$20,240,958
Undistributed net investment income at end of period	$738,635	$570,253

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Capital share activity:*
Shares sold
Investor Class	$1,046,424	$1,449,078
A-Class	142,590	356,434
C-Class	36,268	308,394
H-Class	88,348	758,632 **
Shares issued from reinvestment of distributions
Investor Class	—	4,140
A-Class	—	988
C-Class	—	296
H-Class	—	1,070 **
Shares redeemed
Investor Class	(632,460)	(2,036,418)
A-Class	(98,106)	(386,912)
C-Class	(33,580)	(310,694)
H-Class	(70,198)	(782,598)**
Net increase (decrease) in shares	479,286	(637,590)

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 2:1 share split effective October 31, 2016. See Note 10.
**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$53.90	$57.78	$53.05	$45.33	$39.23	$40.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.77	.46	.39	.38	.31
Net gain (loss) on investments (realized and unrealized)	3.54	(4.19)	4.40	7.61	6.00	(1.65)
Total from investment operations	3.91	(3.42)	4.86	8.00	6.38	(1.34)
Less distributions from:
Net investment income	—	(.30)	(.13)	(.28)	(.28)	(.02)
Net realized gains	—	(.16)	—	—	—	—
Total distributions	—	(.46)	(.13)	(.28)	(.28)	(.02)
Net asset value, end of period	$57.81	$53.90	$57.78	$53.05	$45.33	$39.23

Total Return[c]	7.24%	(5.95%)	9.17%	17.67%	16.37%	(3.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,136	$15,110	$49,897	$17,688	$17,007	$19,973
Ratios to average net assets:
Net investment income (loss)	1.30%	1.36%	0.82%	0.81%	0.95%	0.86%
Total expenses	1.37%	1.34%	1.34%	1.37%	1.36%	1.34%
Portfolio turnover rate	133%	268%	326%	414%	590%	970%

A-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$51.00	$54.83	$50.47	$43.24	$37.53	$38.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.46	.21	.29	.26	.23
Net gain (loss) on investments (realized and unrealized)	3.29	(3.83)	4.28	7.22	5.73	(1.61)
Total from investment operations	3.63	(3.37)	4.49	7.51	5.99	(1.38)
Less distributions from:
Net investment income	—	(.30)	(.13)	(.28)	(.28)	(.02)
Net realized gains	—	(.16)	—	—	—	—
Total distributions	—	(.46)	(.13)	(.28)	(.28)	(.02)
Net asset value, end of period	$54.63	$51.00	$54.83	$50.47	$43.24	$37.53

Total Return[c]	7.11%	(6.17%)	8.89%	17.41%	16.06%	(3.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,543	$1,039	$2,734	$7,698	$1,826	$632
Ratios to average net assets:
Net investment income (loss)	1.26%	0.87%	0.41%	0.62%	0.66%	0.64%
Total expenses	1.61%	1.60%	1.59%	1.62%	1.61%	1.61%
Portfolio turnover rate	133%	268%	326%	414%	590%	970%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$46.24	$50.14	$46.51	$40.15	$35.13	$36.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.11	(.11)	(.08)	.02	(.06)
Net gain (loss) on investments (realized and unrealized)	3.09	(3.55)	3.87	6.72	5.28	(1.50)
Total from investment operations	3.11	(3.44)	3.76	6.64	5.30	(1.56)
Less distributions from:
Net investment income	—	(.30)	(.13)	(.28)	(.28)	(.02)
Net realized gains	—	(.16)	—	—	—	—
Total distributions	—	(.46)	(.13)	(.28)	(.28)	(.02)
Net asset value, end of period	$49.35	$46.24	$50.14	$46.51	$40.15	$35.13

Total Return[c]	6.70%	(6.89%)	8.08%	16.58%	15.21%	(4.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,269	$1,065	$1,255	$1,051	$1,440	$817
Ratios to average net assets:
Net investment income (loss)	0.07%	0.22%	(0.23%)	(0.18%)	0.04%	(0.18%)
Total expenses	2.36%	2.35%	2.35%	2.37%	2.36%	2.36%
Portfolio turnover rate	133%	268%	326%	414%	590%	970%

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[d,e]	Year Ended March 31, 2015[d,e]	Year Ended March 31, 2014[d,e]	Year Ended March 28, 2013[d,e]	Year Ended March 31, 2012[d,e]
Per Share Data
Net asset value, beginning of period	$49.53	$53.30	$49.18	$42.25	$36.77	$38.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.43	.15	.12	.11	.13
Net gain (loss) on investments (realized and unrealized)	3.30	(3.74)	4.10	7.09	5.65	(1.58)
Total from investment operations	3.52	(3.31)	4.25	7.21	5.76	(1.45)
Less distributions from:
Net investment income	—	(.30)	(.13)	(.28)	(.28)	(.02)
Net realized gains	—	(.16)	—	—	—	—
Total distributions	—	(.46)	(.13)	(.28)	(.28)	(.02)
Net asset value, end of period	$53.05	$49.53	$53.30	$49.18	$42.25	$36.77

Total Return[c]	7.11%	(6.25%)	8.63%	17.10%	15.80%	(3.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,206	$3,028	$4,479	$4,583	$7,103	$4,243
Ratios to average net assets:
Net investment income (loss)	0.83%	0.83%	0.28%	0.26%	0.29%	0.37%
Total expenses	1.61%	1.65%	1.85%	1.87%	1.85%	1.85%
Portfolio turnover rate	133%	268%	326%	414%	590%	970%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

[e]	Share split — Per share amounts for the periods presented through September 30 , 2016 have been restated to reflect a 2:1 share split effective October 31, 2016. See Note 10.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

FUND PROFILE (Unaudited)	September 30, 2016

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 17, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class*	May 11, 1998

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.3%
Pfizer, Inc.	2.6%
Merck & Company, Inc.	2.4%
UnitedHealth Group, Inc.	2.2%
Amgen, Inc.	2.0%
Gilead Sciences, Inc.	1.9%
AbbVie, Inc.	1.8%
Eli Lilly & Co.	1.7%
Allergan plc	1.7%
Bristol-Myers Squibb Co.	1.7%
Top Ten Total	21.3%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Pharmaceuticals - 35.5%
Johnson & Johnson	13,826	$1,633,264
Pfizer, Inc.	38,281	1,296,576
Merck & Company, Inc.	19,070	1,190,158
AbbVie, Inc.	14,603	921,011
Eli Lilly & Co.	10,785	865,604
Allergan plc*	3,719	856,523
Bristol-Myers Squibb Co.	15,696	846,328
Shire plc ADR	3,617	701,192
Express Scripts Holding Co.*	8,566	604,160
McKesson Corp.	3,287	548,107
Zoetis, Inc.	9,040	470,170
Cardinal Health, Inc.	5,922	460,139
Teva Pharmaceutical Industries Ltd. ADR	9,557	439,718
Mylan N.V.*	10,342	394,237
AmerisourceBergen Corp. — Class A	4,860	392,591
AstraZeneca plc ADR	10,286	337,998
GlaxoSmithKline plc ADR	7,597	327,659
Jazz Pharmaceuticals plc*	2,470	300,056
Novartis AG ADR	3,731	294,600
Quintiles IMS Holdings, Inc.*	3,629	294,167
Alkermes plc*	6,098	286,789
Novo Nordisk A/S ADR	6,380	265,344
Valeant Pharmaceuticals International, Inc.*	10,144	249,035
DexCom, Inc.*	2,830	248,078
Mallinckrodt plc*	3,374	235,438
OPKO Health, Inc.*	21,407	226,700
Sarepta Therapeutics, Inc.*	3,650	224,147
VCA, Inc.*	3,095	216,588
Perrigo Company plc	2,270	209,589
TESARO, Inc.*	2,090	209,502
Neurocrine Biosciences, Inc.*	3,720	188,381
PRA Health Sciences, Inc.*	3,150	178,007
ACADIA Pharmaceuticals, Inc.*	5,365	170,661
Akorn, Inc.*	6,135	167,240
Endo International plc*	8,110	163,417
Catalent, Inc.*	6,254	161,603
Prestige Brands Holdings, Inc.*	3,160	152,533
Agios Pharmaceuticals, Inc.*	2,860	151,065
Horizon Pharma plc*	8,300	150,479
Radius Health, Inc.*	2,560	138,470
Owens & Minor, Inc.	3,951	137,218
Depomed, Inc.*	5,090	127,199
Impax Laboratories, Inc.*	4,840	114,708
Ophthotech Corp.*	2,250	103,793
Pacira Pharmaceuticals, Inc.*	2,830	96,843
Total Pharmaceuticals		17,747,085

HealthCare-Products - 24.2%
Thermo Fisher Scientific, Inc.	4,699	747,424
Medtronic plc	8,647	747,100
Abbott Laboratories	17,225	728,445
Stryker Corp.	5,220	607,659
Becton Dickinson and Co.	3,149	565,970
Boston Scientific Corp.*	21,736	517,317
Zimmer Biomet Holdings, Inc.	3,711	482,504
Intuitive Surgical, Inc.*	658	476,938
Edwards Lifesciences Corp.*	3,948	475,971
Baxter International, Inc.	9,764	464,766
St. Jude Medical, Inc.	5,478	436,925
CR Bard, Inc.	1,588	356,157
Danaher Corp.	4,360	341,780
Dentsply Sirona, Inc.	5,654	336,017
Henry Schein, Inc.*	2,060	335,739
IDEXX Laboratories, Inc.*	2,704	304,822
Hologic, Inc.*	7,820	303,651
STERIS plc	4,110	300,441
Varian Medical Systems, Inc.*	2,927	291,324
ResMed, Inc.	4,302	278,727
LivaNova plc*	4,381	263,342
Cooper Companies, Inc.	1,400	250,964
Align Technology, Inc.*	2,674	250,687
Teleflex, Inc.	1,390	233,590
ABIOMED, Inc.*	1,720	221,158
West Pharmaceutical Services, Inc.	2,790	207,855
Patterson Companies, Inc.	4,267	196,026
Hill-Rom Holdings, Inc.	3,020	187,180
Cepheid*	3,467	182,676
Alere, Inc.*	4,140	179,014
Bio-Techne Corp.	1,610	176,295
Bruker Corp.	7,770	175,991
NuVasive, Inc.*	2,500	166,650
Nevro Corp.*	1,510	157,629
Wright Medical Group N.V.*	5,960	146,199
Total Healthcare-Products		12,094,933

Biotechnology - 18.8%
Amgen, Inc.	6,053	1,009,700
Gilead Sciences, Inc.	11,778	931,875
Celgene Corp.*	7,829	818,365
Biogen, Inc.*	2,458	769,428
Regeneron Pharmaceuticals, Inc.*	1,424	572,476
Illumina, Inc.*	2,624	476,676
Alexion Pharmaceuticals, Inc.*	3,844	471,044
Incyte Corp.*	4,417	416,479
Vertex Pharmaceuticals, Inc.*	4,705	410,323
BioMarin Pharmaceutical, Inc.*	3,912	361,938
Seattle Genetics, Inc.*	4,697	253,685
Ionis Pharmaceuticals, Inc.*	5,700	208,848
Alnylam Pharmaceuticals, Inc.*	3,065	207,746
United Therapeutics Corp.*	1,746	206,168
Charles River Laboratories International, Inc.*	2,205	183,765
Intercept Pharmaceuticals, Inc.*	1,110	182,695
Intrexon Corp.*	6,020	168,680
Juno Therapeutics, Inc.*	5,420	162,654
ARIAD Pharmaceuticals, Inc.*	11,555	158,188
Kite Pharma, Inc.*	2,800	156,408
Exelixis, Inc.*	12,030	153,864
Medicines Co.*	3,975	150,017
Ultragenyx Pharmaceutical, Inc.*	2,100	148,974

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
HEALTH CARE FUND

	Shares	Value

Puma Biotechnology, Inc.*	2,130	$142,817
Bluebird Bio, Inc.*	2,070	140,305
Exact Sciences Corp.*	6,720	124,790
Ligand Pharmaceuticals, Inc. — Class B*	1,180	120,431
Myriad Genetics, Inc.*	5,070	104,341
AMAG Pharmaceuticals, Inc.*	3,320	81,373
Acorda Therapeutics, Inc.*	3,880	81,014
Novavax, Inc.*	16,345	33,998
Total Biotechnology		9,409,065

HealthCare-Services - 14.5%
UnitedHealth Group, Inc.	7,725	1,081,499
Aetna, Inc.	5,039	581,753
Cigna Corp.	4,110	535,615
Anthem, Inc.	4,254	533,069
HCA Holdings, Inc.*	6,424	485,846
Humana, Inc.	2,672	472,650
Laboratory Corporation of America Holdings*	2,512	345,349
DaVita, Inc.*	5,171	341,648
Quest Diagnostics, Inc.	3,774	319,394
Universal Health Services, Inc. — Class B	2,576	317,415
Centene Corp.*	4,607	308,485
MEDNAX, Inc.*	3,506	232,273
WellCare Health Plans, Inc.*	1,850	216,617
Acadia Healthcare Company, Inc.*	3,890	192,750
Envision Healthcare Holdings, Inc.*	8,430	187,736
Amsurg Corp. — Class A*	2,640	177,012
HealthSouth Corp.	4,330	175,668
Molina Healthcare, Inc.*	2,996	174,727
Brookdale Senior Living, Inc. — Class A*	9,464	165,147
LifePoint Health, Inc.*	2,501	148,134
Tenet Healthcare Corp.*	6,110	138,453
Community Health Systems, Inc.*	9,481	109,411
Total Healthcare-Services		7,240,651

Software - 2.9%
Cerner Corp.*	6,627	409,218
IMS Health Holdings, Inc.*	9,510	298,043
Veeva Systems, Inc. — Class A*	5,290	218,371
athenahealth, Inc.*	1,560	196,747
Medidata Solutions, Inc.*	2,989	166,667
Allscripts Healthcare Solutions, Inc.*	10,860	143,026
Total Software		1,432,072

Electronics - 2.5%
Agilent Technologies, Inc.	7,813	367,914
Waters Corp.*	2,097	332,354
Mettler-Toledo International, Inc.*	710	298,079
PerkinElmer, Inc.	4,159	233,361
Total Electronics		1,231,708

Commercial Services - 1.1%
PAREXEL International Corp.*	2,570	178,487
Incorporated Research Holdings, Inc. — Class A*	3,180	141,764
Team Health Holdings, Inc.*	4,338	141,245
AMN Healthcare Services, Inc.*	3,340	106,446
Total Commercial Services		567,942

Total Common Stocks
(Cost $32,284,007)		49,723,456

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/17*	5,700	—
Total Rights
(Cost $—)		—

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$132	132
Total Repurchase Agreement
(Cost $132)		132

Total Investments - 99.5%
(Cost $32,284,139)		$49,723,588
Other Assets & Liabilities, net - 0.5%		241,970
Total Net Assets - 100.0%		$49,965,558

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$49,723,456	$—	$—	$49,723,456
Repurchase Agreement	—	132	—	132
Rights	—	—	—	—
Total	$49,723,456	$132	$—	$49,723,588

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $32,284,007)	$49,723,456
Repurchase agreements, at value (cost $132)	132
Total investments (cost $32,284,139)	49,723,588
Cash	255,794
Receivables:
Securities sold	1,105,015
Fund shares sold	209,559
Dividends	33,309
Foreign taxes reclaim	401
Total assets	51,327,666

Liabilities:
Payable for:
Fund shares redeemed	1,292,636
Management fees	35,118
Transfer agent and administrative fees	10,329
Distribution and service fees	8,398
Portfolio accounting fees	4,131
Miscellaneous	11,496
Total liabilities	1,362,108
Commitments and contingent liabilities (Note 9)	—
Net assets	$49,965,558

Net assets consist of:
Paid in capital	$26,026,689
Accumulated net investment loss	(217,197)
Accumulated net realized gain on investments	6,716,617
Net unrealized appreciation on investments	17,439,449
Net assets	$49,965,558

Investor Class:
Net assets	$28,942,640
Capital shares outstanding	939,115
Net asset value per share	$30.82

A-Class:
Net assets	$5,201,684
Capital shares outstanding	181,514
Net asset value per share	$28.66
Maximum offering price per share (Net asset value divided by 95.25%)	$30.09

C-Class:
Net assets	$6,770,201
Capital shares outstanding	262,183
Net asset value per share	$25.82

H-Class:
Net assets	$9,051,033
Capital shares outstanding	325,187
Net asset value per share	$27.83

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $502)	$249,326
Interest	267
Total investment income	249,593

Expenses:
Management fees	222,284
Transfer agent and administrative fees	65,378
Distribution and service fees:
A-Class	8,289
C-Class	37,428
H-Class	8,735
Portfolio accounting fees	26,151
Custodian fees	3,074
Trustees’ fees*	2,105
Line of credit fees	34
Miscellaneous	38,700
Total expenses	412,178
Net investment loss	(162,585)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,123,948
Net realized gain	8,123,948
Net change in unrealized appreciation (depreciation) on:
Investments	(5,124,613)
Net change in unrealized appreciation (depreciation)	(5,124,613)
Net realized and unrealized gain	2,999,335
Net increase in net assets resulting from operations	$2,836,750

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(162,585)	$(518,753)
Net realized gain on investments	8,123,948	28,773,483
Net change in unrealized appreciation (depreciation) on investments	(5,124,613)	(55,109,991)
Net increase (decrease) in net assets resulting from operations	2,836,750	(26,855,261)

Distributions to shareholders from:
Net realized gains
Investor Class	—	(2,551,979)
A-Class	—	(751,373)
C-Class	—	(771,085)
H-Class	—	(2,499,031)*
Total distributions to shareholders	—	(6,573,468)

Capital share transactions:
Proceeds from sale of shares
Investor Class	105,620,505	288,312,509
A-Class	7,540,160	51,799,265
C-Class	2,114,902	20,161,059
H-Class	8,374,395	245,917,636 *
Distributions reinvested
Investor Class	—	2,527,332
A-Class	—	734,523
C-Class	—	758,819
H-Class	—	2,496,935 *
Cost of shares redeemed
Investor Class	(122,882,912)	(402,516,466)
A-Class	(9,230,694)	(68,969,564)
C-Class	(4,150,694)	(21,424,094)
H-Class	(4,856,934)	(287,555,879)*
Net decrease from capital share transactions	(17,471,272)	(167,757,925)
Net decrease in net assets	(14,634,522)	(201,186,654)

Net assets:
Beginning of period	64,600,080	265,786,734
End of period	$49,965,558	$64,600,080
Accumulated net investment loss at end of period	$(217,197)	$(54,612)

Capital share activity:
Shares sold
Investor Class	3,445,839	8,380,890
A-Class	267,488	1,575,077
C-Class	82,489	680,967
H-Class	301,112	7,391,856 *
Shares issued from reinvestment of distributions
Investor Class	—	81,233
A-Class	—	25,356
C-Class	—	28,863
H-Class	—	88,733 *
Shares redeemed
Investor Class	(4,065,386)	(11,798,319)
A-Class	(326,223)	(2,214,540)
C-Class	(163,591)	(741,300)
H-Class	(178,303)	(8,810,947)*
Net decrease in shares	(636,575)	(5,312,131)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$28.65	$35.83	$27.76	$22.35	$18.83	$17.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.04)	(.07)	(.03)	.09	.01
Net gain (loss) on investments (realized and unrealized)	2.23	(5.11)	8.50	7.00	3.48	1.68
Total from investment operations	2.17	(5.15)	8.43	6.97	3.57	1.69
Less distributions from:
Net investment income	—	—	—	(.03)	(.05)	—
Net realized gains	—	(2.03)	(.36)	(1.53)	—	—
Total distributions	—	(2.03)	(.36)	(1.56)	(.05)	—
Net asset value, end of period	$30.82	$28.65	$35.83	$27.76	$22.35	$18.83

Total Return[c]	7.57%	(14.82%)	30.51%	31.70%	18.98%	9.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,943	$44,663	$175,397	$98,209	$104,525	$39,036
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.11%)	(0.23%)	(0.12%)	0.45%	0.08%
Total expenses	1.36%	1.34%	1.34%	1.37%	1.35%	1.36%
Portfolio turnover rate	187%	249%	176%	277%	266%	582%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$26.68	$33.60	$26.11	$21.15	$17.87	$16.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.13)	(.14)	(.09)	.04	(.02)
Net gain (loss) on investments (realized and unrealized)	2.07	(4.76)	7.99	6.61	3.29	1.59
Total from investment operations	1.98	(4.89)	7.85	6.52	3.33	1.57
Less distributions from:
Net investment income	—	—	—	(.03)	(.05)	—
Net realized gains	—	(2.03)	(.36)	(1.53)	—	—
Total distributions	—	(2.03)	(.36)	(1.56)	(.05)	—
Net asset value, end of period	$28.66	$26.68	$33.60	$26.11	$21.15	$17.87

Total Return[c]	7.38%	(15.04%)	30.21%	31.36%	18.65%	9.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,202	$6,410	$28,704	$7,909	$3,660	$2,964
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.42%)	(0.47%)	(0.37%)	0.20%	(0.13%)
Total expenses	1.61%	1.59%	1.59%	1.62%	1.60%	1.60%
Portfolio turnover rate	187%	249%	176%	277%	266%	582%

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$24.13	$30.82	$24.16	$19.81	$16.86	$15.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.33)	(.33)	(.26)	(.09)	(.14)
Net gain (loss) on investments (realized and unrealized)	1.87	(4.33)	7.35	6.17	3.09	1.50
Total from investment operations	1.69	(4.66)	7.02	5.91	3.00	1.36
Less distributions from:
Net investment income	—	—	—	(.03)	(.05)	—
Net realized gains	—	(2.03)	(.36)	(1.53)	—	—
Total distributions	—	(2.03)	(.36)	(1.56)	(.05)	—
Net asset value, end of period	$25.82	$24.13	$30.82	$24.16	$19.81	$16.86

Total Return[c]	7.00%	(15.67%)	29.21%	30.38%	17.81%	8.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,770	$8,284	$11,551	$7,318	$4,589	$3,468
Ratios to average net assets:
Net investment income (loss)	(1.41%)	(1.17%)	(1.24%)	(1.14%)	(0.53%)	(0.91%)
Total expenses	2.36%	2.35%	2.34%	2.37%	2.35%	2.36%
Portfolio turnover rate	187%	249%	176%	277%	266%	582%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$25.91	$32.71	$25.49	$20.73	$17.55	$16.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.14)	(.21)	(.15)	(.06)	(.07)
Net gain (loss) on investments (realized and unrealized)	2.01	(4.63)	7.79	6.47	3.29	1.58
Total from investment operations	1.92	(4.77)	7.58	6.32	3.23	1.51
Less distributions from:
Net investment income	—	—	—	(.03)	(.05)	—
Net realized gains	—	(2.03)	(.36)	(1.53)	—	—
Total distributions	—	(2.03)	(.36)	(1.56)	(.05)	—
Net asset value, end of period	$27.83	$25.91	$32.71	$25.49	$20.73	$17.55

Total Return[c]	7.41%	(15.08%)	29.89%	31.03%	18.43%	9.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,051	$5,244	$50,135	$38,480	$3,605	$4,275
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.44%)	(0.73%)	(0.62%)	(0.31%)	(0.44%)
Total expenses	1.61%	1.71%	1.85%	1.87%	1.86%	1.85%
Portfolio turnover rate	187%	249%	176%	277%	266%	582%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

FUND PROFILE (Unaudited)	September 30, 2016

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class*	April 6, 2000

Ten Largest Holdings (% of Total Net Assets)
Alphabet, Inc. — Class A	6.2%
Amazon.com, Inc.	5.6%
Facebook, Inc. — Class A	5.2%
Cisco Systems, Inc.	3.4%
QUALCOMM, Inc.	2.8%
Alibaba Group Holding Ltd. ADR	2.6%
Priceline Group, Inc.	2.2%
Time Warner, Inc.	2.2%
Broadcom Ltd.	2.0%
PayPal Holdings, Inc.	1.9%
Top Ten Total	34.1%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Internet - 52.7%
Alphabet, Inc. — Class A*	3,509	$2,821,446
Amazon.com, Inc.*	3,020	2,528,675
Facebook, Inc. — Class A*	18,237	2,339,259
Alibaba Group Holding Ltd. ADR*	11,340	1,199,659
Priceline Group, Inc.*	668	982,956
Netflix, Inc.*	8,079	796,186
Yahoo!, Inc.*	17,848	769,249
eBay, Inc.*	22,822	750,844
Baidu, Inc. ADR*	4,081	743,028
LinkedIn Corp. — Class A*	3,216	614,642
JD.com, Inc. ADR*	21,809	568,997
Twitter, Inc.*	23,894	550,757
Ctrip.com International Ltd. ADR*	11,234	523,167
Expedia, Inc.	4,434	517,536
Symantec Corp.	19,252	483,225
TripAdvisor, Inc.*	5,882	371,625
Vipshop Holdings Ltd. ADR*	24,645	361,542
58.com, Inc. ADR*	7,413	353,304
VeriSign, Inc.*	4,507	352,628
F5 Networks, Inc.*	2,768	345,004
MercadoLibre, Inc.	1,760	325,547
Zillow Group, Inc. — Class A*	8,998	309,981
Zillow Group, Inc. — Class C*	8,885	307,865
SINA Corp.*	4,163	307,354
Weibo Corp. ADR*	6,052	303,462
YY, Inc. ADR*	5,671	302,151
Shopify, Inc. — Class A*	6,920	297,006
GoDaddy, Inc. — Class A*	8,510	293,850
Bitauto Holdings Ltd. ADR*	10,057	292,458
Liberty Ventures*	7,256	289,297
Autohome, Inc. ADR*	11,583	280,888
IAC/InterActiveCorp	4,477	279,678
Fang Holdings Ltd. ADR*	59,182	265,727
GrubHub, Inc.*	5,555	238,809
Pandora Media, Inc.*	16,140	231,286
Yelp, Inc. — Class A*	5,448	227,182
Wayfair, Inc. — Class A*	5,564	219,055
Groupon, Inc. — Class A*	38,765	199,640
Shutterstock, Inc.*	2,788	177,596
WebMD Health Corp. — Class A*	3,306	164,308
comScore, Inc.*	5,297	162,406
Cogent Communications Holdings, Inc.	4,345	159,939
Stamps.com, Inc.*	1,648	155,752
Shutterfly, Inc.*	3,097	138,250
Total Internet		23,903,216

Telecommunications - 14.1%
Cisco Systems, Inc.	48,586	1,541,148
Palo Alto Networks, Inc.*	3,026	482,133
Motorola Solutions, Inc.	5,696	434,491
Juniper Networks, Inc.	15,669	376,996
Nokia Oyj ADR	52,825	305,857
Arista Networks, Inc.*	3,482	296,249
CommScope Holding Company, Inc.*	9,670	291,164
Telefonaktiebolaget LM Ericsson ADR	39,862	287,405
ARRIS International plc*	9,905	280,609
Ubiquiti Networks, Inc.*	4,800	256,800
Finisar Corp.*	7,687	229,073
ViaSat, Inc.*	3,016	225,144
Ciena Corp.*	9,880	215,384
InterDigital, Inc.	2,481	196,495
LogMeIn, Inc.	1,939	175,266
NETGEAR, Inc.*	2,784	168,404
Plantronics, Inc.	3,124	162,323
Viavi Solutions, Inc.*	21,630	159,846
Infinera Corp.*	15,470	139,694
Oclaro, Inc.*	15,740	134,577
Gogo, Inc.*	8,123	89,678
Total Telecommunications		6,448,736

Software - 12.1%
salesforce.com, Inc.*	11,707	835,059
Intuit, Inc.	5,897	648,729
Red Hat, Inc.*	6,028	487,243
NetEase, Inc. ADR	1,895	456,278
Citrix Systems, Inc.*	5,244	446,894
Check Point Software Technologies Ltd.*	5,576	432,753
Akamai Technologies, Inc.*	7,077	375,011
NetSuite, Inc.*	3,308	366,163
Veeva Systems, Inc. — Class A*	7,060	291,437
Twilio, Inc. — Class A*	4,510	290,264
Rackspace Hosting, Inc.*	7,709	244,298
j2 Global, Inc.	3,220	214,484
Cornerstone OnDemand, Inc.*	4,340	199,423
Allscripts Healthcare Solutions, Inc.*	14,370	189,253
Total Software		5,477,289

Semiconductors - 4.9%
QUALCOMM, Inc.	18,678	1,279,443
Broadcom Ltd.	5,214	899,519
Total Semiconductors		2,178,962

Diversified Financial Services - 4.5%
Charles Schwab Corp.	25,167	794,521
TD Ameritrade Holding Corp.	15,270	538,115
E*TRADE Financial Corp.*	11,958	348,217
LendingClub Corp.*	30,635	189,324
BGC Partners, Inc. — Class A	21,366	186,953
Total Diversified Financial Services		2,057,130

Commercial Services - 3.8%
PayPal Holdings, Inc.*	20,918	857,011
CoStar Group, Inc.*	1,412	305,740
Live Nation Entertainment, Inc.*	10,700	294,036
Cimpress N.V.*	2,660	269,139
Total Commercial Services		1,725,926

Media - 2.2%
Time Warner, Inc.	12,341	982,467

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INTERNET FUND

	Shares	Value

Computers - 1.9%
BlackBerry Ltd.*	36,267	$289,411
Brocade Communications Systems, Inc.	25,358	234,054
NetScout Systems, Inc.*	6,801	198,929
Lumentum Holdings, Inc.*	4,750	198,408
Total Computers		920,802

REITs - 1.3%
Equinix, Inc.	1,642	591,531

Aerospace & Defense - 0.9%
Harris Corp.	4,482	410,596

Retail - 0.9%
Liberty Interactive Corporation QVC Group — Class A*	19,273	385,652

Leisure Time - 0.3%
Liberty TripAdvisor Holdings, Inc. — Class A*	7,190	157,102

Total Common Stocks
(Cost $36,143,713)		45,239,409

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$209,870	209,870
Total Repurchase Agreement
(Cost $209,870)		209,870

Total Investments - 100.1%
(Cost $36,353,583)		$45,449,279
Other Assets & Liabilities, net - (0.1)%		(45,485)
Total Net Assets - 100.0%		$45,403,794

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$45,239,409	$—	$—	$45,239,409
Repurchase Agreement	—	209,870	—	209,870
Total	$45,239,409	$209,870	$—	$45,449,279

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $36,143,713)	$45,239,409
Repurchase agreements, at value (cost $209,870)	209,870
Total investments (cost $36,353,583)	45,449,279
Cash	1,710
Receivables:
Fund shares sold	46,752
Dividends	3,954
Interest	2
Total assets	45,501,697

Liabilities:
Payable for:
Fund shares redeemed	47,429
Management fees	28,550
Transfer agent and administrative fees	8,397
Portfolio accounting fees	3,359
Distribution and service fees	3,252
Miscellaneous	6,916
Total liabilities	97,903
Commitments and contingent liabilities (Note 9)	—
Net assets	$45,403,794

Net assets consist of:
Paid in capital	$43,275,566
Accumulated net investment loss	(166,009)
Accumulated net realized loss on investments	(6,801,459)
Net unrealized appreciation on investments	9,095,696
Net assets	$45,403,794

Investor Class:
Net assets	$37,634,140
Capital shares outstanding	420,336
Net asset value per share	$89.53

A-Class:
Net assets	$3,787,581
Capital shares outstanding	44,874
Net asset value per share	$84.40
Maximum offering price per share (Net asset value divided by 95.25%)	$88.61

C-Class:
Net assets	$2,774,645
Capital shares outstanding	36,496
Net asset value per share	$76.03

H-Class:
Net assets	$1,207,428
Capital shares outstanding	14,731
Net asset value per share	$81.97

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $6,619)	$113,607
Interest	187
Total investment income	113,794

Expenses:
Management fees	127,206
Transfer agent and administrative fees	37,414
Distribution and service fees:
A-Class	3,872
C-Class	12,650
H-Class	6,073
Portfolio accounting fees	14,965
Custodian fees	1,760
Trustees’ fees*	1,180
Line of credit fees	48
Miscellaneous	22,244
Total expenses	227,412
Net investment loss	(113,618)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,774,515
Net realized gain	3,774,515
Net change in unrealized appreciation (depreciation) on:
Investments	285,305
Net change in unrealized appreciation (depreciation)	285,305
Net realized and unrealized gain	4,059,820
Net increase in net assets resulting from operations	$3,946,202

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(113,618)	$(292,593)
Net realized gain (loss) on investments	3,774,515	(8,402,113)
Net change in unrealized appreciation (depreciation) on investments	285,305	2,939,491
Net increase (decrease) in net assets resulting from operations	3,946,202	(5,755,215)

Distributions to shareholders from:
Net realized gains
Investor Class	—	(131,247)
A-Class	—	(27,718)
C-Class	—	(14,060)
H-Class	—	(57,824)*
Total distributions to shareholders	—	(230,849)

Capital share transactions:
Proceeds from sale of shares
Investor Class	60,030,189	97,142,398
A-Class	11,641,648	19,084,067
C-Class	1,331,334	7,825,210
H-Class	15,754,033	181,150,735 *
Distributions reinvested
Investor Class	—	130,284
A-Class	—	27,197
C-Class	—	13,853
H-Class	—	57,824 *
Cost of shares redeemed
Investor Class	(49,718,713)	(78,468,395)
A-Class	(9,879,257)	(19,052,730)
C-Class	(1,693,018)	(7,377,638)
H-Class	(22,176,330)	(172,995,235)*
Net increase from capital share transactions	5,289,886	27,537,570
Net increase in net assets	9,236,088	21,551,506

Net assets:
Beginning of period	36,167,706	14,616,200
End of period	$45,403,794	$36,167,706
Accumulated net investment loss at end of period	$(166,009)	$(52,391)

Capital share activity:
Shares sold
Investor Class	716,383	1,219,475
A-Class	152,414	253,474
C-Class	18,865	114,412
H-Class	217,466	2,463,941 *
Shares issued from reinvestment of distributions
Investor Class	—	1,607
A-Class	—	355
C-Class	—	199
H-Class	—	777 *
Shares redeemed
Investor Class	(609,666)	(1,014,411)
A-Class	(132,054)	(256,742)
C-Class	(24,447)	(108,804)
H-Class	(302,618)	(2,390,380)*
Net increase in shares	36,343	283,903

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$77.91	$77.87	$75.05	$55.46	$51.90	$52.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.41)	(.49)	(.62)	(.44)	(.51)
Net gain (loss) on investments (realized and unrealized)	11.86	.78	5.27	20.53	5.26	.13
Total from investment operations	11.62	.37	4.78	19.91	4.82	(.38)
Less distributions from:
Net realized gains	—	(.33)	(1.96)	(.32)	(1.26)	—
Total distributions	—	(.33)	(1.96)	(.32)	(1.26)	—
Net asset value, end of period	$89.53	$77.91	$77.87	$75.05	$55.46	$51.90

Total Return[c]	14.91%	0.46%	6.40%	35.93%	9.65%	(0.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,634	$24,435	$8,328	$26,828	$6,109	$6,206
Ratios to average net assets:
Net investment income (loss)	(0.58%)	(0.52%)	(0.64%)	(0.87%)	(0.87%)	(1.05%)
Total expenses	1.37%	1.35%	1.35%	1.37%	1.35%	1.36%
Portfolio turnover rate	207%	520%	495%	472%	442%	380%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$73.54	$73.71	$71.32	$52.85	$49.63	$50.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.69)	(.61)	(.79)	(.52)	(.64)
Net gain (loss) on investments (realized and unrealized)	11.18	.85	4.96	19.58	5.00	.14
Total from investment operations	10.86	.16	4.35	18.79	4.48	(.50)
Less distributions from:
Net realized gains	—	(.33)	(1.96)	(.32)	(1.26)	—
Total distributions	—	(.33)	(1.96)	(.32)	(1.26)	—
Net asset value, end of period	$84.40	$73.54	$73.71	$71.32	$52.85	$49.63

Total Return[c]	14.77%	0.20%	6.12%	35.58%	9.41%	(1.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,788	$1,803	$2,022	$12,566	$1,192	$828
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.92%)	(0.86%)	(1.12%)	(1.08%)	(1.39%)
Total expenses	1.61%	1.60%	1.61%	1.62%	1.60%	1.61%
Portfolio turnover rate	207%	520%	495%	472%	442%	380%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$66.49	$67.17	$65.64	$49.03	$46.50	$47.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.55)	(1.03)	(1.11)	(1.16)	(.85)	(.94)
Net gain (loss) on investments (realized and unrealized)	10.09	.68	4.60	18.09	4.64	.14
Total from investment operations	9.54	(.35)	3.49	16.93	3.79	(.80)
Less distributions from:
Net realized gains	—	(.33)	(1.96)	(.32)	(1.26)	—
Total distributions	—	(.33)	(1.96)	(.32)	(1.26)	—
Net asset value, end of period	$76.03	$66.49	$67.17	$65.64	$49.03	$46.50

Total Return[c]	14.33%	(0.54%)	5.34%	34.56%	8.55%	(1.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,775	$2,798	$2,436	$4,655	$1,111	$643
Ratios to average net assets:
Net investment income (loss)	(1.59%)	(1.53%)	(1.68%)	(1.85%)	(1.91%)	(2.17%)
Total expenses	2.36%	2.35%	2.35%	2.37%	2.35%	2.36%
Portfolio turnover rate	207%	520%	495%	472%	442%	380%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$71.40	$71.64	$69.58	$51.70	$48.71	$49.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.72)	(.78)	(1.07)	(.64)	(.71)
Net gain (loss) on investments (realized and unrealized)	10.93	.81	4.80	19.27	4.89	.11
Total from investment operations	10.57	.09	4.02	18.20	4.25	(.60)
Less distributions from:
Net realized gains	—	(.33)	(1.96)	(.32)	(1.26)	—
Total distributions	—	(.33)	(1.96)	(.32)	(1.26)	—
Net asset value, end of period	$81.97	$71.40	$71.64	$69.58	$51.70	$48.71

Total Return[c]	14.79%	0.11%	5.80%	35.23%	9.13%	(1.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,207	$7,132	$1,830	$11,814	$552	$719
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(0.97%)	(1.12%)	(1.53%)	(1.36%)	(1.58%)
Total expenses	1.61%	1.67%	1.85%	1.87%	1.85%	1.86%
Portfolio turnover rate	207%	520%	495%	472%	442%	380%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001
H-Class*	June 3, 1998

Ten Largest Holdings (% of Total Net Assets)
Comcast Corp. — Class A	3.8%
Walt Disney Co.	3.7%
Philip Morris International, Inc.	3.7%
Altria Group, Inc.	3.4%
McDonald’s Corp.	3.0%
Charter Communications, Inc. — Class A	2.8%
Starbucks Corp.	2.7%
Reynolds American, Inc.	2.5%
Time Warner, Inc.	2.5%
Twenty-First Century Fox, Inc. — Class A	2.1%
Top Ten Total	30.2%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.9%

Media - 31.6%
Comcast Corp. — Class A	11,205	$743,340
Walt Disney Co.	7,737	718,457
Charter Communications, Inc. — Class A*	2,016	544,260
Time Warner, Inc.	5,962	474,635
Twenty-First Century Fox, Inc. — Class A	16,509	399,848
DISH Network Corp. — Class A*	5,526	302,714
CBS Corp. — Class B	5,435	297,512
Discovery Communications, Inc. — Class A*	9,341	251,461
Viacom, Inc. — Class B	6,122	233,248
Liberty Broadband Corp. — Class C*	2,970	212,296
Liberty Media Corporation-Liberty SiriusXM — Class A*	5,840	198,443
News Corp. — Class A	12,232	171,003
Scripps Networks Interactive, Inc. — Class A	2,674	169,772
Liberty Global plc*	4,809	158,889
Tribune Media Co. — Class A	3,900	142,428
Grupo Televisa SAB ADR	5,170	132,817
TEGNA, Inc.	5,939	129,827
AMC Networks, Inc. — Class A*	2,220	115,129
Liberty Global plc LiLAC — Class C*	3,701	103,813
Starz — Class A*	3,297	102,833
Sinclair Broadcast Group, Inc. — Class A	3,380	97,614
Media General, Inc.*	5,000	92,150
Meredith Corp.	1,740	90,463
Gannett Company, Inc.	7,333	85,356
Nexstar Broadcasting Group, Inc. — Class A	1,410	81,371
Time, Inc.	4,845	70,156
Total Media		6,119,835

Retail - 18.1%
McDonald’s Corp.	5,039	581,299
Starbucks Corp.	9,684	524,292
Yum! Brands, Inc.	3,911	355,158
Chipotle Mexican Grill, Inc. — Class A*	499	211,327
Darden Restaurants, Inc.	2,643	162,069
Domino’s Pizza, Inc.	1,044	158,531
Dunkin’ Brands Group, Inc.	2,570	133,846
Panera Bread Co. — Class A*	638	124,231
Restaurant Brands International, Inc.	2,531	112,832
Jack in the Box, Inc.	1,080	103,615
Cracker Barrel Old Country Store, Inc.	770	101,809
Papa John’s International, Inc.	1,284	101,243
Wendy’s Co.	9,092	98,194
Brinker International, Inc.	1,944	98,036
Texas Roadhouse, Inc. — Class A	2,374	92,657
Cheesecake Factory, Inc.	1,840	92,110
Buffalo Wild Wings, Inc.*	637	89,651
Bloomin’ Brands, Inc.	4,762	82,097
Dave & Buster’s Entertainment, Inc.*	1,880	73,658
DineEquity, Inc.	910	72,063
Shake Shack, Inc. — Class A*	1,920	66,566
Sonic Corp.	2,509	65,686
Total Retail		3,500,970

Lodging - 10.7%
Las Vegas Sands Corp.	6,867	395,126
Marriott International, Inc. — Class A	5,798	390,366
Hilton Worldwide Holdings, Inc.	12,230	280,434
MGM Resorts International*	8,750	227,763
Wynn Resorts Ltd.	1,811	176,428
Wyndham Worldwide Corp.	2,361	158,966
Hyatt Hotels Corp. — Class A*	2,990	147,168
Melco Crown Entertainment Ltd. ADR	7,623	122,807
Boyd Gaming Corp.*	4,573	90,454
Interval Leisure Group, Inc.	5,114	87,807
Total Lodging		2,077,319

Agriculture - 10.1%
Philip Morris International, Inc.	7,341	713,691
Altria Group, Inc.	10,342	653,925
Reynolds American, Inc.	10,226	482,156
Vector Group Ltd.	4,645	100,013
Total Agriculture		1,949,785

Beverages - 7.5%
Constellation Brands, Inc. — Class A	2,046	340,639
Molson Coors Brewing Co. — Class B	2,685	294,813
Brown-Forman Corp. — Class B	5,548	263,197
Anheuser-Busch InBev S.A. ADR	1,443	189,625
Ambev S.A. ADR	27,788	169,229
Diageo plc ADR	1,000	116,040
Boston Beer Company, Inc. — Class A*	520	80,735
Total Beverages		1,454,278

Leisure Time - 6.9%
Carnival Corp.	7,430	362,733
Royal Caribbean Cruises Ltd.	3,342	250,483
Harley-Davidson, Inc.	3,467	182,330
Norwegian Cruise Line Holdings Ltd.*	4,670	176,059
Polaris Industries, Inc.	1,770	137,069
Brunswick Corp.	2,605	127,072
Vista Outdoor, Inc.*	2,318	92,395
Total Leisure Time		1,328,141

Entertainment - 6.6%
Gaming and Leisure Properties, Inc.	4,662	155,944
Vail Resorts, Inc.	880	138,054
Six Flags Entertainment Corp.	2,480	132,953
International Game Technology plc	5,380	131,164
Cinemark Holdings, Inc.	3,226	123,491
Madison Square Garden Co. — Class A*	703	119,095
Regal Entertainment Group — Class A	4,980	108,315
Lions Gate Entertainment Corp.	5,017	100,290
Marriott Vacations Worldwide Corp.	1,121	82,192
SeaWorld Entertainment, Inc.	4,970	66,996
Penn National Gaming, Inc.*	4,647	63,060

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
LEISURE FUND

	Shares	Value

Pinnacle Entertainment, Inc.*	4,126	$50,915
Total Entertainment		1,272,469

Software - 3.9%
Activision Blizzard, Inc.	7,579	335,750
Electronic Arts, Inc.*	3,510	299,754
Take-Two Interactive Software, Inc.*	2,562	115,495
Total Software		750,999

Toys, Games & Hobbies - 1.9%
Hasbro, Inc.	2,372	188,170
Mattel, Inc.	6,159	186,495
Total Toys, Games & Hobbies		374,665

Commercial Services - 1.7%
Aramark	4,746	180,490
Live Nation Entertainment, Inc.*	5,164	141,907
Total Commercial Services		322,397

Electronics - 0.5%
IMAX Corp.*	3,508	101,626

Miscellaneous Manufacturing - 0.4%
Smith & Wesson Holding Corp.*	2,650	70,464

Total Common Stocks
(Cost $15,274,382)		19,322,948

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$299	299
Total Repurchase Agreement
(Cost $299)		299

Total Investments - 99.9%
(Cost $15,274,681)		$19,323,247
Other Assets & Liabilities, net - 0.1%		20,046
Total Net Assets - 100.0%		$19,343,293

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$19,322,948	$—	$—	$19,322,948
Repurchase Agreement	—	299	—	299
Total	$19,322,948	$299	$—	$19,323,247

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $15,274,382)	$19,322,948
Repurchase agreements, at value (cost $299)	299
Total investments (cost $15,274,681)	19,323,247
Receivables:
Fund shares sold	15,591
Dividends	34,835
Foreign taxes reclaim	3,881
Total assets	19,377,554

Liabilities:
Overdraft due to custodian bank	2,244
Payable for:
Management fees	14,582
Transfer agent and administrative fees	4,289
Fund shares redeemed	4,284
Distribution and service fees	2,639
Portfolio accounting fees	1,716
Miscellaneous	4,507
Total liabilities	34,261
Commitments and contingent liabilities (Note 9)	—
Net assets	$19,343,293

Net assets consist of:
Paid in capital	$16,580,137
Undistributed net investment income	181,841
Accumulated net realized loss on investments	(1,467,251)
Net unrealized appreciation on investments	4,048,566
Net assets	$19,343,293

Investor Class:
Net assets	$9,285,890
Capital shares outstanding	148,755
Net asset value per share	$62.42

A-Class:
Net assets	$6,199,697
Capital shares outstanding	106,541
Net asset value per share	$58.19
Maximum offering price per share (Net asset value divided by 95.25%)	$61.09

C-Class:
Net assets	$1,160,503
Capital shares outstanding	21,776
Net asset value per share	$53.29

H-Class:
Net assets	$2,697,203
Capital shares outstanding	47,531
Net asset value per share	$56.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $2,154)	$232,496
Interest	110
Total investment income	232,607

Expenses:
Management fees	100,779
Transfer agent and administrative fees	29,641
Distribution and service fees:
A-Class	9,340
C-Class	6,434
H-Class	4,780
Portfolio accounting fees	11,856
Custodian fees	1,393
Trustees’ fees*	943
Line of credit fees	45
Miscellaneous	17,310
Total expenses	182,521
Net investment income	50,086

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,871,041
Net realized gain	3,871,041
Net change in unrealized appreciation (depreciation) on:
Investments	(3,555,477)
Net change in unrealized appreciation (depreciation)	(3,555,477)
Net realized and unrealized gain	315,564
Net increase in net assets resulting from operations	$365,650

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$50,086	$131,755
Net realized gain (loss) on investments	3,871,041	(3,323,030)
Net change in unrealized appreciation (depreciation) on investments	(3,555,477)	84,303
Net increase (decrease) in net assets resulting from operations	365,650	(3,106,972)

Distributions to shareholders from:
Net investment income
Investor Class	—	(136,576)
A-Class	—	(73,115)
C-Class	—	(10,686)
H-Class	—	(65,152)*
Net realized gains
Investor Class	—	(46,005)
A-Class	—	(24,629)
C-Class	—	(3,600)
H-Class	—	(21,946)*
Total distributions to shareholders	—	(381,709)

Capital share transactions:
Proceeds from sale of shares
Investor Class	20,816,026	71,375,657
A-Class	5,782,299	23,772,534
C-Class	37,202	946,866
H-Class	15,304,191	98,127,231 *
Distributions reinvested
Investor Class	—	178,912
A-Class	—	83,611
C-Class	—	13,503
H-Class	—	87,017 *
Cost of shares redeemed
Investor Class	(26,925,902)	(102,869,164)
A-Class	(7,702,844)	(26,178,067)
C-Class	(244,668)	(1,158,823)
H-Class	(25,817,050)	(91,022,759)*
Net decrease from capital share transactions	(18,750,746)	(26,643,482)
Net decrease in net assets	(18,385,096)	(30,132,163)

Net assets:
Beginning of period	37,728,389	67,860,552
End of period	$19,343,293	$37,728,389
Undistributed net investment income at end of period	$181,841	$131,755

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Capital share activity:
Shares sold
Investor Class	336,226	1,162,945
A-Class	100,541	421,600
C-Class	710	18,122
H-Class	275,036	1,771,250 *
Shares issued from reinvestment of distributions
Investor Class	—	2,989
A-Class	—	1,495
C-Class	—	262
H-Class	—	1,596 *
Shares redeemed
Investor Class	(434,743)	(1,716,917)
A-Class	(133,502)	(471,745)
C-Class	(4,628)	(22,844)
H-Class	(464,078)	(1,663,736)*
Net decrease in shares	(324,438)	(494,983)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$61.36	$60.75	$55.81	$44.93	$36.94	$33.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.22	.52	.20	.36	.17
Net gain (loss) on investments (realized and unrealized)	.86	.82	5.64	10.95	7.66	3.27
Total from investment operations	1.06	1.04	6.16	11.15	8.02	3.44
Less distributions from:
Net investment income	—	(.32)	(.12)	(.27)	(.03)	—
Net realized gains	—	(.11)	(1.10)	—	—	—
Total distributions	—	(.43)	(1.22)	(.27)	(.03)	—
Net asset value, end of period	$62.42	$61.36	$60.75	$55.81	$44.93	$36.94

Total Return[c]	1.73%	1.72%	11.15%	24.83%	21.74%	10.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,286	$15,173	$48,494	$24,139	$22,005	$12,687
Ratios to average net assets:
Net investment income (loss)	0.64%	0.35%	0.89%	0.39%	0.92%	0.49%
Total expenses	1.36%	1.34%	1.34%	1.37%	1.35%	1.35%
Portfolio turnover rate	141%	339%	343%	265%	517%	797%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$57.27	$56.88	$52.46	$42.35	$34.91	$31.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.08	.38	.04	.29	.07
Net gain (loss) on investments (realized and unrealized)	.82	.74	5.26	10.34	7.18	3.09
Total from investment operations	.92	.82	5.64	10.38	7.47	3.16
Less distributions from:
Net investment income	—	(.32)	(.12)	(.27)	(.03)	—
Net realized gains	—	(.11)	(1.10)	—	—	—
Total distributions	—	(.43)	(1.22)	(.27)	(.03)	—
Net asset value, end of period	$58.19	$57.27	$56.88	$52.46	$42.35	$34.91

Total Return[c]	1.61%	1.45%	10.86%	24.53%	21.42%	9.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,200	$7,990	$10,703	$1,778	$1,409	$448
Ratios to average net assets:
Net investment income (loss)	0.35%	0.15%	0.69%	0.09%	0.80%	0.23%
Total expenses	1.61%	1.60%	1.58%	1.62%	1.60%	1.60%
Portfolio turnover rate	141%	339%	343%	265%	517%	797%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$52.65	$52.72	$49.07	$39.92	$33.16	$30.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.28)	(.19)	(.27)	.01	(.15)
Net gain (loss) on investments (realized and unrealized)	.74	.64	5.06	9.69	6.78	2.95
Total from investment operations	.64	.36	4.87	9.42	6.79	2.80
Less distributions from:
Net investment income	—	(.32)	(.12)	(.27)	(.03)	—
Net realized gains	—	(.11)	(1.10)	—	—	—
Total distributions	—	(.43)	(1.22)	(.27)	(.03)	—
Net asset value, end of period	$53.29	$52.65	$52.72	$49.07	$39.92	$33.16

Total Return[c]	1.22%	0.69%	10.04%	23.61%	20.54%	9.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,161	$1,353	$1,590	$1,460	$928	$1,345
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.54%)	(0.37%)	(0.59%)	0.03%	(0.50%)
Total expenses	2.36%	2.35%	2.35%	2.37%	2.35%	2.35%
Portfolio turnover rate	141%	339%	343%	265%	517%	797%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$55.85	$55.50	$51.31	$41.54	$34.33	$31.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.27	.30	(.11)	.29	(.01)
Net gain (loss) on investments (realized and unrealized)	.84	.51	5.11	10.15	6.95	3.05
Total from investment operations	.90	.78	5.41	10.04	7.24	3.04
Less distributions from:
Net investment income	—	(.32)	(.12)	(.27)	(.03)	—
Net realized gains	—	(.11)	(1.10)	—	—	—
Total distributions	—	(.43)	(1.22)	(.27)	(.03)	—
Net asset value, end of period	$56.75	$55.85	$55.50	$51.31	$41.54	$34.33

Total Return[c]	1.59%	1.41%	10.66%	24.18%	21.12%	9.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,697	$13,212	$7,074	$3,115	$1,241	$1,379
Ratios to average net assets:
Net investment income (loss)	0.21%	0.49%	0.55%	(0.23%)	0.80%	(0.03%)
Total expenses	1.61%	1.64%	1.83%	1.87%	1.85%	1.86%
Portfolio turnover rate	141%	339%	343%	265%	517%	797%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	December 1, 1993
A-Class	September 1, 2004
C-Class	April 27, 2001
H-Class*	August 1, 2003

Ten Largest Holdings (% of Total Net Assets)
Newmont Mining Corp.	6.2%
Barrick Gold Corp.	6.1%
Freeport-McMoRan, Inc.	5.4%
Goldcorp, Inc.	5.2%
Agnico Eagle Mines Ltd.	4.8%
Franco-Nevada Corp.	4.7%
Silver Wheaton Corp.	4.7%
Randgold Resources Ltd. ADR	4.2%
VanEck Vectors Junior Gold Miners ETF	3.9%
AngloGold Ashanti Ltd. ADR	3.5%
Top Ten Total	48.7%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 95.6%

Mining - 95.6%
Newmont Mining Corp.	176,139	$6,920,500
Barrick Gold Corp.	387,461	6,865,808
Freeport-McMoRan, Inc.	557,619	6,055,742
Goldcorp, Inc.	351,233	5,802,369
Agnico Eagle Mines Ltd.	99,641	5,398,549
Franco-Nevada Corp.	75,350	5,264,705
Silver Wheaton Corp.	193,432	5,228,467
Randgold Resources Ltd. ADR	46,825	4,685,778
AngloGold Ashanti Ltd. ADR*	244,085	3,885,833
Kinross Gold Corp.*	830,362	3,495,824
Royal Gold, Inc.	44,453	3,441,996
Gold Fields Ltd. ADR	621,859	3,016,016
Yamana Gold, Inc.	694,875	2,994,911
Tahoe Resources, Inc.	232,502	2,983,001
Cia de Minas Buenaventura S.A.A. ADR*	210,862	2,918,330
Sibanye Gold Ltd. ADR	192,526	2,720,392
Eldorado Gold Corp.*	658,684	2,588,628
Pan American Silver Corp.	142,111	2,503,996
B2Gold Corp.*	910,204	2,393,837
Hecla Mining Co.	397,924	2,268,167
New Gold, Inc.*	514,919	2,239,898
Alamos Gold, Inc. — Class A	268,455	2,201,331
Novagold Resources, Inc.*	374,001	2,094,406
Coeur Mining, Inc.*	173,783	2,055,853
IAMGOLD Corp.*	506,154	2,049,924
Pretium Resources, Inc.*	197,317	2,026,446
Stillwater Mining Co.*	151,374	2,022,357
Harmony Gold Mining Company Ltd. ADR	547,046	1,909,191
First Majestic Silver Corp.*	178,911	1,842,783
Silver Standard Resources, Inc.*	148,774	1,794,214
Sandstorm Gold Ltd.*	248,585	1,250,383
Seabridge Gold, Inc.*	105,979	1,168,948
McEwen Mining, Inc.	216,660	795,142
Fortuna Silver Mines, Inc.*	104,320	755,277
Richmont Mines, Inc.*	61,870	621,794
Endeavour Silver Corp.*	120,500	618,165
AuRico Metals, Inc.*	5	4
Total Mining		106,878,965

Total Common Stocks
(Cost $63,588,526)		106,878,965

EXCHANGE-TRADED FUND† - 3.9%
VanEck Vectors Junior Gold Miners ETF	98,923	4,381,300
Total Exchange-Traded Fund
(Cost $2,228,620)		4,381,300

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$47	47
Total Repurchase Agreement
(Cost $47)		47

Total Investments - 99.5%
(Cost $65,817,193)		$111,260,312
Other Assets & Liabilities, net - 0.5%		529,860
Total Net Assets - 100.0%		$111,790,172

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$106,878,965	$—	$—	$106,878,965
Exchange-Traded Fund	4,381,300	—	—	4,381,300
Repurchase Agreement	—	47	—	47
Total	$111,260,265	$47	$—	$111,260,312

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $65,817,146)	$111,260,265
Repurchase agreements, at value (cost $47)	47
Total investments (cost $65,817,193)	111,260,312
Receivables:
Securities sold	28,647,499
Fund shares sold	1,247,505
Dividends	58,834
Total assets	141,214,150

Liabilities:
Overdraft due to custodian bank	274,000
Payable for:
Fund shares redeemed	28,986,890
Management fees	80,518
Transfer agent and administrative fees	26,839
Distribution and service fees	11,334
Portfolio accounting fees	10,736
Miscellaneous	33,661
Total liabilities	29,423,978
Commitments and contingent liabilities (Note 9)	—
Net assets	$111,790,172

Net assets consist of:
Paid in capital	$124,077,392
Accumulated net investment loss	(486,573)
Accumulated net realized loss on investments	(57,243,766)
Net unrealized appreciation on investments	45,443,119
Net assets	$111,790,172

Investor Class:
Net assets	$85,948,160
Capital shares outstanding	2,333,919
Net asset value per share	$36.83

A-Class:
Net assets	$12,210,128
Capital shares outstanding	344,379
Net asset value per share	$35.46
Maximum offering price per share (Net asset value divided by 95.25%)	$37.22

C-Class:
Net assets	$8,826,473
Capital shares outstanding	281,982
Net asset value per share	$31.30

H-Class:
Net assets	$4,805,411
Capital shares outstanding	139,427
Net asset value per share	$34.47

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $22,744)	$243,139
Interest	944
Total investment income	244,083

Expenses:
Management fees	436,357
Transfer agent and administrative fees	145,453
Distribution and service fees:
A-Class	15,739
C-Class	45,418
H-Class	8,575
Portfolio accounting fees	58,180
Custodian fees	6,900
Trustees’ fees*	4,459
Line of credit fees	81
Miscellaneous	85,217
Total expenses	806,379
Net investment loss	(562,296)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,708,279
Net realized gain	4,708,279
Net change in unrealized appreciation (depreciation) on:
Investments	22,679,643
Net change in unrealized appreciation (depreciation)	22,679,643
Net realized and unrealized gain	27,387,922
Net increase in net assets resulting from operations	$26,825,626

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(562,296)	$(184,033)
Net realized gain (loss) on investments	4,708,279	(7,581,988)
Net change in unrealized appreciation (depreciation) on investments	22,679,643	12,729,730
Net increase in net assets resulting from operations	26,825,626	4,963,709

Distributions to shareholders from:
Net investment income
Investor Class	—	(126,920)
A-Class	—	(12,863)
C-Class	—	(26,376)
H-Class	—	(17,754)*
Total distributions to shareholders	—	(183,913)

Capital share transactions:
Proceeds from sale of shares
Investor Class	324,961,954	253,246,357
A-Class	23,074,451	32,975,820
C-Class	6,480,585	11,345,908
H-Class	40,034,903	219,344,787 *
Distributions reinvested
Investor Class	—	121,222
A-Class	—	9,017
C-Class	—	26,086
H-Class	—	17,751 *
Cost of shares redeemed
Investor Class	(309,709,964)	(238,675,293)
A-Class	(16,939,813)	(34,545,272)
C-Class	(6,540,930)	(10,512,858)
H-Class	(38,809,349)	(225,166,382)*
Net increase from capital share transactions	22,551,837	8,187,143
Net increase in net assets	49,377,463	12,966,939

Net assets:
Beginning of period	62,412,709	49,445,770
End of period	$111,790,172	$62,412,709
Accumulated net investment loss/Undistributed net investment income at end of period	$(486,573)	$75,723

Capital share activity:
Shares sold
Investor Class	8,753,241	11,832,927
A-Class	668,340	1,496,099
C-Class	206,851	599,391
H-Class	1,252,819	10,896,192 *
Shares issued from reinvestment of distributions
Investor Class	—	6,994
A-Class	—	540
C-Class	—	1,755
H-Class	—	1,092 *
Shares redeemed
Investor Class	(8,221,281)	(11,253,817)
A-Class	(464,591)	(1,558,936)
C-Class	(216,773)	(567,160)
H-Class	(1,213,048)	(11,153,001)*
Net increase in shares	765,558	302,076

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$27.37	$25.11	$35.78	$51.65	$65.73	$86.74
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.07)	.01	.36	.34	(.02)
Net gain (loss) on investments (realized and unrealized)	9.62	2.44	(9.88)	(16.06)	(12.12)	(20.70)
Total from investment operations	9.46	2.37	(9.87)	(15.70)	(11.78)	(20.72)
Less distributions from:
Net investment income	—	(.11)	(.80)	(.17)	(.10)	(.29)
Net realized gains	—	—	—	—	(2.20)	—
Total distributions	—	(.11)	(.80)	(.17)	(2.30)	(.29)
Net asset value, end of period	$36.83	$27.37	$25.11	$35.78	$51.65	$65.73

Total Return[c]	34.53%	9.67%	(27.88%)	(30.37%)	(18.60%)	(23.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$85,948	$49,321	$30,528	$42,846	$71,386	$79,637
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.31%)	0.04%	0.96%	0.55%	(0.03%)
Total expenses[d]	1.26%	1.25%	1.25%	1.27%	1.25%	1.26%
Portfolio turnover rate	217%	797%	371%	348%	206%	235%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$26.39	$24.28	$34.75	$50.28	$64.21	$84.97
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.12)	(.10)	.16	.21	(.22)
Net gain (loss) on investments (realized and unrealized)	9.27	2.34	(9.57)	(15.52)	(11.84)	(20.25)
Total from investment operations	9.07	2.22	(9.67)	(15.36)	(11.63)	(20.47)
Less distributions from:
Net investment income	—	(.11)	(.80)	(.17)	(.10)	(.29)
Net realized gains	—	—	—	—	(2.20)	—
Total distributions	—	(.11)	(.80)	(.17)	(2.30)	(.29)
Net asset value, end of period	$35.46	$26.39	$24.28	$34.75	$50.28	$64.21

Total Return[c]	34.33%	9.38%	(28.13%)	(30.52%)	(18.80%)	(24.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,210	$3,711	$4,928	$5,235	$5,988	$6,412
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(0.54%)	(0.29%)	0.45%	0.35%	(0.30%)
Total expenses[d]	1.51%	1.50%	1.50%	1.52%	1.50%	1.51%
Portfolio turnover rate	217%	797%	371%	348%	206%	235%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$23.38	$21.67	$31.34	$45.72	$59.02	$78.70
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.26)	(.29)	(.07)	(.23)	(.72)
Net gain (loss) on investments (realized and unrealized)	8.21	2.08	(8.58)	(14.14)	(10.77)	(18.67)
Total from investment operations	7.92	1.82	(8.87)	(14.21)	(11.00)	(19.39)
Less distributions from:
Net investment income	—	(.11)	(.80)	(.17)	(.10)	(.29)
Net realized gains	—	—	—	—	(2.20)	—
Total distributions	—	(.11)	(.80)	(.17)	(2.30)	(.29)
Net asset value, end of period	$31.30	$23.38	$21.67	$31.34	$45.72	$59.02

Total Return[c]	33.88%	8.66%	(28.64%)	(31.05%)	(19.39%)	(24.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,826	$6,825	$5,590	$9,250	$18,608	$26,533
Ratios to average net assets:
Net investment income (loss)	(1.86%)	(1.34%)	(0.99%)	(0.22%)	(0.42%)	(1.04%)
Total expenses[d]	2.26%	2.25%	2.25%	2.27%	2.25%	2.26%
Portfolio turnover rate	217%	797%	371%	348%	206%	235%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$25.64	$23.64	$33.92	$49.20	$63.02	$83.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.11)	(.14)	.12	(.02)	(.44)
Net gain (loss) on investments (realized and unrealized)	9.03	2.22	(9.34)	(15.23)	(11.50)	(19.84)
Total from investment operations	8.83	2.11	(9.48)	(15.11)	(11.52)	(20.28)
Less distributions from:
Net investment income	—	(.11)	(.80)	(.17)	(.10)	(.29)
Net realized gains	—	—	—	—	(2.20)	—
Total distributions	—	(.11)	(.80)	(.17)	(2.30)	(.29)
Net asset value, end of period	$34.47	$25.64	$23.64	$33.92	$49.20	$63.02

Total Return[c]	34.40%	9.17%	(28.24%)	(30.71%)	(18.99%)	(24.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,805	$2,556	$8,400	$4,009	$3,148	$9,610
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(0.53%)	(0.45%)	0.34%	(0.04%)	(0.59%)
Total expenses[d]	1.51%	1.59%	1.75%	1.77%	1.75%	1.76%
Portfolio turnover rate	217%	797%	371%	348%	206%	235%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	2.2%
American Tower Corp. — Class A	1.9%
Public Storage	1.7%
Crown Castle International Corp.	1.6%
EPR Properties	1.5%
Prologis, Inc.	1.5%
Equinix, Inc.	1.5%
Welltower, Inc.	1.4%
Ventas, Inc.	1.4%
Weyerhaeuser Co.	1.4%
Top Ten Total	16.1%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 99.6%

REITs - 93.9%
REITs-Diversified - 21.8%
American Tower Corp. — Class A	5,853	$663,319
Crown Castle International Corp.	5,705	537,468
EPR Properties	6,660	524,408
Equinix, Inc.	1,394	502,189
Weyerhaeuser Co.	14,722	470,221
Vornado Realty Trust	4,050	409,901
Digital Realty Trust, Inc.	3,680	357,402
Duke Realty Corp.	10,748	293,743
WP Carey, Inc.	3,740	241,342
Lamar Advertising Co. — Class A	3,683	240,537
Forest City Realty Trust, Inc. — Class A	10,056	232,595
Liberty Property Trust	5,702	230,076
Communications Sales & Leasing, Inc.	6,555	205,893
STORE Capital Corp.	6,865	202,312
Retail Properties of America, Inc. — Class A	11,279	189,487
CoreSite Realty Corp.	2,409	178,362
Outfront Media, Inc.	7,287	172,338
New Residential Investment Corp.	12,365	170,761
Rayonier, Inc.	6,418	170,334
PS Business Parks, Inc.	1,473	167,289
DuPont Fabros Technology, Inc.	3,888	160,380
Lexington Realty Trust	14,418	148,505
NorthStar Realty Finance Corp.	11,070	145,792
Washington Real Estate Investment Trust	4,562	141,969
Cousins Properties, Inc.	13,016	135,887
American Assets Trust, Inc.	3,031	131,485
STAG Industrial, Inc.	5,358	131,325
GEO Group, Inc.	5,457	129,767
Potlatch Corp.	3,060	119,003
Corrections Corporation of America	7,926	109,934
Total REITs-Diversified		7,514,024

REITs-Office Property - 11.7%
Boston Properties, Inc.	3,130	426,588
SL Green Realty Corp.	2,842	307,220
VEREIT, Inc.	29,273	303,561
Alexandria Real Estate Equities, Inc.	2,511	273,121
Kilroy Realty Corp.	3,378	234,264
Douglas Emmett, Inc.	6,082	222,784
Highwoods Properties, Inc.	4,072	212,233
Gramercy Property Trust	19,806	190,930
Hudson Pacific Properties, Inc.	5,709	187,655
Equity Commonwealth*	6,044	182,650
Paramount Group, Inc.	10,676	174,980
Piedmont Office Realty Trust, Inc. — Class A	7,881	171,569
Empire State Realty Trust, Inc. — Class A	8,090	169,486
Corporate Office Properties Trust	5,532	156,832
Brandywine Realty Trust	9,998	156,169
Columbia Property Trust, Inc.	6,892	154,312
Mack-Cali Realty Corp.	5,458	148,567
Parkway Properties, Inc.	7,448	126,690
Government Properties Income Trust	5,300	119,886
New York REIT, Inc.	12,629	115,555
Total REITs-Office Property		4,035,052

REITs-Apartments - 9.9%
AvalonBay Communities, Inc.	2,596	461,672
Equity Residential	7,054	453,784
Essex Property Trust, Inc.	1,589	353,870
UDR, Inc.	8,184	294,542
Apartment Investment & Management Co. — Class A	5,595	256,866
Camden Property Trust	2,981	249,629
American Campus Communities, Inc.	4,895	249,009
Mid-America Apartment Communities, Inc.	2,643	248,416
American Homes 4 Rent — Class A	9,891	214,041
Post Properties, Inc.	2,659	175,840
Education Realty Trust, Inc.	3,837	165,528
Colony Starwood Homes	5,388	154,636
Monogram Residential Trust, Inc.	12,233	130,159
Total REITs-Apartments		3,407,992

REITs-Health Care - 9.4%
Welltower, Inc.	6,522	487,649
Ventas, Inc.	6,728	475,199
HCP, Inc.	10,506	398,703
Omega Healthcare Investors, Inc.	7,013	248,611
Senior Housing Properties Trust	9,810	222,785
Healthcare Trust of America, Inc. — Class A	6,234	203,353
Healthcare Realty Trust, Inc.	5,511	187,705
Medical Properties Trust, Inc.	12,326	182,055
Physicians Realty Trust	7,662	165,039
National Health Investors, Inc.	2,079	163,160
Care Capital Properties, Inc.	5,083	144,866
LTC Properties, Inc.	2,576	133,926
Sabra Health Care REIT, Inc.	4,951	124,666
New Senior Investment Group, Inc.	8,048	92,874
Total REITs-Health Care		3,230,591

REITs-Shopping Centers - 7.7%
Kimco Realty Corp.	11,310	327,425
Federal Realty Investment Trust	1,985	305,551
Brixmor Property Group, Inc.	9,861	274,037
Regency Centers Corp.	3,416	264,706
DDR Corp.	13,461	234,625
Weingarten Realty Investors	5,384	209,868
Equity One, Inc.	6,499	198,934
Acadia Realty Trust	4,440	160,906
Urban Edge Properties	5,642	158,766
Retail Opportunity Investments Corp.	6,692	146,956
Kite Realty Group Trust	5,162	143,091
Seritage Growth Properties	2,410	122,139
Ramco-Gershenson Properties Trust	6,219	116,544
Total REITs-Shopping Centers		2,663,548

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
REAL ESTATE FUND

	Shares	Value

REITs-Mortgage - 6.7%
Annaly Capital Management, Inc.	29,134	$305,907
AGNC Investment Corp.	12,245	239,267
Starwood Property Trust, Inc.	9,642	217,138
Chimera Investment Corp.	10,087	160,888
Two Harbors Investment Corp.	18,568	158,385
Blackstone Mortgage Trust, Inc. — Class A	5,345	157,410
MFA Financial, Inc.	20,753	155,232
Colony Capital, Inc. — Class A	7,438	135,595
Invesco Mortgage Capital, Inc.	7,918	120,591
Apollo Commercial Real Estate Finance, Inc.	6,512	106,601
CYS Investments, Inc.	12,203	106,410
Redwood Trust, Inc.	7,082	100,281
PennyMac Mortgage Investment Trust	6,241	97,235
Capstead Mortgage Corp.	9,227	87,011
ARMOUR Residential REIT, Inc.	3,783	85,269
iStar, Inc.*	7,683	82,439
Total REITs-Mortgage		2,315,659

REITs-Regional Malls - 6.6%
Simon Property Group, Inc.	3,603	745,856
General Growth Properties, Inc.	16,535	456,366
Macerich Co.	3,919	316,930
Taubman Centers, Inc.	2,638	196,294
Tanger Factory Outlet Centers, Inc.	4,616	179,839
Washington Prime Group, Inc.	11,661	144,363
CBL & Associates Properties, Inc.	10,833	131,513
Pennsylvania Real Estate Investment Trust	5,137	118,305
Total REITs-Regional Malls		2,289,466

REITs-Hotels - 6.7%
Host Hotels & Resorts, Inc.	20,176	314,139
MGM Growth Properties LLC — Class A	8,605	224,332
Hospitality Properties Trust	7,068	210,061
Apple Hospitality REIT, Inc.	10,288	190,431
Sunstone Hotel Investors, Inc.	12,320	157,573
LaSalle Hotel Properties	6,323	150,930
RLJ Lodging Trust	7,141	150,175
Ryman Hospitality Properties, Inc.	2,931	141,157
Pebblebrook Hotel Trust	4,816	128,106
DiamondRock Hospitality Co.	13,749	125,116
Xenia Hotels & Resorts, Inc.	7,816	118,647
Chesapeake Lodging Trust	4,714	107,951
Summit Hotel Properties, Inc.	7,485	98,503
FelCor Lodging Trust, Inc.	13,580	87,319
Hersha Hospitality Trust	4,413	79,522
Total REITs-Hotels		2,283,962

REITs-Storage - 4.8%
Public Storage	2,629	586,634
Iron Mountain, Inc.	7,967	299,002
Extra Space Storage, Inc.	3,717	295,167
CubeSmart	7,684	209,466
Life Storage, Inc.	2,118	188,375
National Storage Affiliates Trust	3,970	83,132
Total REITs-Storage		1,661,776

REITs-Warehouse/Industries - 4.3%
Prologis, Inc.	9,463	506,649
DCT Industrial Trust, Inc.	4,048	196,530
CyrusOne, Inc.	3,820	181,717
First Industrial Realty Trust, Inc.	6,116	172,594
EastGroup Properties, Inc.	2,019	148,518
QTS Realty Trust, Inc. — Class A	2,741	144,862
Rexford Industrial Realty, Inc.	5,223	119,554
Total REITs-Warehouse/Industries		1,470,424

REITs-Single Tenant - 3.0%
Realty Income Corp.	5,930	396,895
National Retail Properties, Inc.	5,151	261,928
Spirit Realty Capital, Inc.	17,959	239,393
Select Income REIT	5,453	146,686
Total REITs-Single Tenant		1,044,902

REITs-Manufactured Homes - 1.3%
Equity LifeStyle Properties, Inc.	3,092	238,641
Sun Communities, Inc.	2,855	224,060
Total REITs-Manufactured Homes		462,701

Total REITs		32,380,097

Real Estate - 4.5%
Real Estate Management/Services - 2.7%
CBRE Group, Inc. — Class A*	10,207	285,593
Jones Lang LaSalle, Inc.	1,843	209,715
Realogy Holdings Corp.	7,113	183,942
Kennedy-Wilson Holdings, Inc.	6,717	151,468
Four Corners Property Trust, Inc.	5,122	109,252
Total Real Estate Management/Services		939,970

Real Estate Operations/Development - 1.8%
Howard Hughes Corp.*	1,742	199,459
Brookfield Asset Management, Inc. — Class A	5,542	194,968
Alexander & Baldwin, Inc.	3,339	128,284
St. Joe Co.*	6,086	111,861
Total Real Estate Operations/Development		634,572

Total Real Estate		1,574,542

Entertainment - 0.7%
Casino Services - 0.7%
Gaming and Leisure Properties, Inc.	7,402	247,597

Diversified Financial Services - 0.5%
Investment Management/Advisory Services - 0.5%
Altisource Portfolio Solutions S.A.*	4,913	159,181

Total Common Stocks
(Cost $30,271,493)		34,361,417

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
REAL ESTATE FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.1%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$35,928	$35,928
Total Repurchase Agreement
(Cost $35,928)		35,928

Total Investments - 99.7%
(Cost $30,307,421)		$34,397,345
Other Assets & Liabilities, net - 0.3%		98,868
Total Net Assets - 100.0%		$34,496,213

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$34,361,417	$—	$—	$34,361,417
Repurchase Agreement	—	35,928	—	35,928
Total	$34,361,417	$35,928	$—	$34,397,345

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $30,271,493)	$34,361,417
Repurchase agreements, at value (cost $35,928)	35,928
Total investments (cost $30,307,421)	34,397,345
Cash	1,307
Receivables:
Securities sold	1,714,920
Fund shares sold	76,624
Dividends	179,673
Total assets	36,369,869

Liabilities:
Payable for:
Fund shares redeemed	1,817,100
Management fees	27,794
Distribution and service fees	9,731
Transfer agent and administrative fees	8,175
Portfolio accounting fees	3,270
Miscellaneous	7,586
Total liabilities	1,873,656
Commitments and contingent liabilities (Note 9)	—
Net assets	$34,496,213

Net assets consist of:
Paid in capital	$40,700,512
Undistributed net investment income	771,747
Accumulated net realized loss on investments	(11,065,970)
Net unrealized appreciation on investments	4,089,924
Net assets	$34,496,213

A-Class:
Net assets	$5,163,128
Capital shares outstanding	129,930
Net asset value per share	$39.74
Maximum offering price per share (Net asset value divided by 95.25%)	$41.71

C-Class:
Net assets	$2,296,916
Capital shares outstanding	64,497
Net asset value per share	$35.61

H-Class:
Net assets	$27,036,169
Capital shares outstanding	682,229
Net asset value per share	$39.63

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $1,149)	$883,503
Interest	363
Total investment income	883,866

Expenses:
Management fees	261,334
Transfer agent and administrative fees	76,863
Distribution and service fees:
A-Class	11,775
C-Class	11,483
H-Class	62,217
Portfolio accounting fees	30,745
Trustees’ fees*	3,682
Custodian fees	3,639
Line of credit fees	55
Miscellaneous	46,604
Total expenses	508,397
Net investment income	375,469

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,401,986
Net realized gain	7,401,986
Net change in unrealized appreciation (depreciation) on:
Investments	(2,433,266)
Net change in unrealized appreciation (depreciation)	(2,433,266)
Net realized and unrealized gain	4,968,720
Net increase in net assets resulting from operations	$5,344,189

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$375,469	$476,009
Net realized gain (loss) on investments	7,401,986	(225,778)
Net change in unrealized appreciation (depreciation) on investments	(2,433,266)	(1,899,319)
Net increase (decrease) in net assets resulting from operations	5,344,189	(1,649,088)

Distributions to shareholders from:
Net investment income
A-Class	—	(72,600)
C-Class	—	(24,943)
H-Class	—	(335,675)
Total distributions to shareholders	—	(433,218)

Capital share transactions:
Proceeds from sale of shares
A-Class	8,364,671	37,206,021
C-Class	5,234,219	18,768,804
H-Class	269,524,719	281,436,754
Distributions reinvested
A-Class	—	66,044
C-Class	—	24,184
H-Class	—	335,273
Cost of shares redeemed
A-Class	(13,266,631)	(34,288,463)
C-Class	(5,028,462)	(19,545,538)
H-Class	(281,350,707)	(283,137,988)
Net increase (decrease) from capital share transactions	(16,522,191)	865,091
Net decrease in net assets	(11,178,002)	(1,217,215)

Net assets:
Beginning of period	45,674,215	46,891,430
End of period	$34,496,213	$45,674,215
Undistributed net investment income at end of period	$771,747	$396,278

Capital share activity:
Shares sold
A-Class	213,645	1,043,014
C-Class	148,168	581,211
H-Class	6,954,264	7,922,736
Shares issued from reinvestment of distributions
A-Class	—	1,903
C-Class	—	772
H-Class	—	9,684
Shares redeemed
A-Class	(330,931)	(962,786)
C-Class	(141,690)	(608,356)
H-Class	(7,199,220)	(7,988,853)
Net decrease in shares	(355,764)	(675)

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$37.31	$38.34	$33.47	$34.43	$30.27	$29.06
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.65	.42	.65	.58	.45
Net gain (loss) on investments (realized and unrealized)	2.16	(1.24)	4.77	(.14)	4.18	1.07
Total from investment operations	2.43	(.59)	5.19	.51	4.76	1.52
Less distributions from:
Net investment income	—	(.44)	(.32)	(1.47)	(.60)	(.31)
Total distributions	—	(.44)	(.32)	(1.47)	(.60)	(.31)
Net asset value, end of period	$39.74	$37.31	$38.34	$33.47	$34.43	$30.27

Total Return[c]	6.49%	(1.46%)	15.58%	1.86%	16.03%	5.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,163	$9,223	$6,329	$4,124	$12,495	$2,364
Ratios to average net assets:
Net investment income (loss)	1.36%	1.82%	1.13%	1.92%	1.82%	1.59%
Total expenses	1.62%	1.62%	1.60%	1.65%	1.61%	1.61%
Portfolio turnover rate	363%	880%	599%	788%	699%	974%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$33.56	$34.81	$30.64	$31.89	$28.29	$27.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.22	.23	.29	.27	.22
Net gain (loss) on investments (realized and unrealized)	1.84	(1.03)	4.26	(.07)	3.93	.97
Total from investment operations	2.05	(.81)	4.49	.22	4.20	1.19
Less distributions from:
Net investment income	—	(.44)	(.32)	(1.47)	(.60)	(.31)
Total distributions	—	(.44)	(.32)	(1.47)	(.60)	(.31)
Net asset value, end of period	$35.61	$33.56	$34.81	$30.64	$31.89	$28.29

Total Return[c]	6.11%	(2.25%)	14.73%	1.09%	15.12%	4.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,297	$1,947	$2,937	$2,497	$2,910	$1,798
Ratios to average net assets:
Net investment income (loss)	1.16%	0.69%	0.70%	0.93%	0.92%	0.83%
Total expenses	2.37%	2.36%	2.35%	2.38%	2.35%	2.36%
Portfolio turnover rate	363%	880%	599%	788%	699%	974%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$37.21	$38.25	$33.40	$34.38	$30.23	$29.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.71	.48	.52	.46	.42
Net gain (loss) on investments (realized and unrealized)	2.19	(1.31)	4.69	(.03)	4.29	1.10
Total from investment operations	2.42	(.60)	5.17	.49	4.75	1.52
Less distributions from:
Net investment income	—	(.44)	(.32)	(1.47)	(.60)	(.31)
Total distributions	—	(.44)	(.32)	(1.47)	(.60)	(.31)
Net asset value, end of period	$39.63	$37.21	$38.25	$33.40	$34.38	$30.23

Total Return[c]	6.50%	(1.49%)	15.55%	1.84%	15.95%	5.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,036	$34,504	$37,625	$19,753	$10,273	$13,511
Ratios to average net assets:
Net investment income (loss)	1.19%	1.97%	1.32%	1.52%	1.45%	1.48%
Total expenses	1.62%	1.62%	1.60%	1.64%	1.60%	1.61%
Portfolio turnover rate	363%	880%	599%	788%	699%	974%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001
H-Class*	April 21, 1998

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	7.1%
Wal-Mart Stores, Inc.	5.1%
Home Depot, Inc.	4.3%
CVS Health Corp.	3.3%
Walgreens Boots Alliance, Inc.	3.2%
Priceline Group, Inc.	2.9%
Costco Wholesale Corp.	2.8%
Lowe’s Companies, Inc.	2.7%
TJX Companies, Inc.	2.4%
Netflix, Inc.	2.2%
Top Ten Total	36.0%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 98.9%

Retail - 73.7%
Wal-Mart Stores, Inc.	7,684	$554,169
Home Depot, Inc.	3,663	471,355
CVS Health Corp.	4,031	358,719
Walgreens Boots Alliance, Inc.	4,286	345,537
Costco Wholesale Corp.	1,987	303,037
Lowe’s Companies, Inc.	4,121	297,577
TJX Companies, Inc.	3,482	260,384
Target Corp.	3,378	232,001
O’Reilly Automotive, Inc.*	693	194,117
Ross Stores, Inc.	2,965	190,650
AutoZone, Inc.*	226	173,645
L Brands, Inc.	2,347	166,097
Dollar General Corp.	2,305	161,327
Dollar Tree, Inc.*	1,986	156,755
Genuine Parts Co.	1,463	146,958
Ulta Salon Cosmetics & Fragrance, Inc.*	605	143,978
Best Buy Company, Inc.	3,425	130,767
Macy’s, Inc.	3,470	128,563
Advance Auto Parts, Inc.	836	124,664
Liberty Interactive Corporation QVC Group — Class A*	5,903	118,119
CarMax, Inc.*	2,160	115,237
Foot Locker, Inc.	1,677	113,566
Nordstrom, Inc.	2,145	111,283
Tiffany & Co.	1,525	110,760
Tractor Supply Co.	1,642	110,589
The Gap, Inc.	4,811	106,997
Kohl’s Corp.	2,413	105,569
Rite Aid Corp.*	13,442	103,369
Bed Bath & Beyond, Inc.	2,233	96,265
Dick’s Sporting Goods, Inc.	1,607	91,149
Burlington Stores, Inc.*	1,087	88,069
Staples, Inc.	10,238	87,534
Signet Jewelers Ltd.	1,152	85,859
Michaels Companies, Inc.*	3,440	83,145
AutoNation, Inc.*	1,694	82,515
Williams-Sonoma, Inc.	1,572	80,298
Cabela’s, Inc.*	1,395	76,627
Penske Automotive Group, Inc.	1,540	74,197
Urban Outfitters, Inc.*	2,099	72,457
CST Brands, Inc.	1,483	71,317
Sally Beauty Holdings, Inc.*	2,762	70,928
American Eagle Outfitters, Inc.	3,660	65,368
GameStop Corp. — Class A	2,288	63,126
PriceSmart, Inc.	717	60,056
Lithia Motors, Inc. — Class A	620	59,222
J.C. Penney Company, Inc.*	6,399	58,999
Dillard’s, Inc. — Class A	919	57,906
Five Below, Inc.*	1,350	54,392
Big Lots, Inc.	1,128	53,862
HSN, Inc.	1,327	52,815
Office Depot, Inc.	14,650	52,301
Chico’s FAS, Inc.	3,860	45,934
DSW, Inc. — Class A	2,200	45,056
Group 1 Automotive, Inc.	697	44,524
Children’s Place, Inc.	551	44,008
Restoration Hardware Holdings, Inc.*	1,267	43,813
GNC Holdings, Inc. — Class A	2,101	42,903
Asbury Automotive Group, Inc.*	740	41,196
Genesco, Inc.*	747	40,682
Guess?, Inc.	2,757	40,280
Sears Holdings Corp.*	3,496	40,064
Buckle, Inc.	1,646	39,553
Caleres, Inc.	1,530	38,694
Abercrombie & Fitch Co. — Class A	2,306	36,642
Finish Line, Inc. — Class A	1,586	36,605
Express, Inc.*	3,000	35,370
Hibbett Sports, Inc.*	870	34,713
Barnes & Noble, Inc.	3,048	34,442
Ascena Retail Group, Inc.*	5,876	32,847
Tailored Brands, Inc.	2,009	31,541
Lumber Liquidators Holdings, Inc.*	1,530	30,095
Vitamin Shoppe, Inc.*	1,111	29,830
Francesca’s Holdings Corp.*	1,830	28,237
Pier 1 Imports, Inc.	5,387	22,841
Total Retail		8,034,066

Internet - 20.5%
Amazon.com, Inc.*	922	771,999
Priceline Group, Inc.*	217	319,313
Netflix, Inc.*	2,480	244,404
JD.com, Inc. ADR*	6,320	164,889
Expedia, Inc.	1,355	158,156
Ctrip.com International Ltd. ADR*	3,160	147,161
TripAdvisor, Inc.*	1,804	113,977
Vipshop Holdings Ltd. ADR*	6,328	92,832
Wayfair, Inc. — Class A*	1,700	66,929
Groupon, Inc. — Class A*	12,240	63,036
Etsy, Inc.*	3,400	48,552
Shutterfly, Inc.*	951	42,453
Total Internet		2,233,701

Distribution & Wholesale - 2.2%
LKQ Corp.*	3,452	122,408
Pool Corp.	786	74,293
Core-Mark Holding Company, Inc.	1,333	47,721
Total Distribution & Wholesale		244,422

Commercial Services - 1.2%
Monro Muffler Brake, Inc.	870	53,218
Aaron’s, Inc.	2,001	50,866
Rent-A-Center, Inc.	2,399	30,323
Total Commercial Services		134,407

Oil & Gas - 0.6%
Murphy USA, Inc.*	861	61,441

Leisure Time - 0.4%
Liberty TripAdvisor Holdings, Inc. — Class A*	2,197	48,004

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
RETAILING FUND

	Shares	Value

Home Furnishings - 0.3%
Select Comfort Corp.*	1,602	$34,603

Total Common Stocks
(Cost $7,407,002)		10,790,644

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$51,294	51,294
Total Repurchase Agreement
(Cost $51,294)		51,294

Total Investments - 99.4%
(Cost $7,458,296)		$10,841,938
Other Assets & Liabilities, net - 0.6%		64,005
Total Net Assets - 100.0%		$10,905,943

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,790,644	$—	$—	$10,790,644
Repurchase Agreement	—	51,294	—	51,294
Total	$10,790,644	$51,294	$—	$10,841,938

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $7,407,002)	$10,790,644
Repurchase agreements, at value (cost $51,294)	51,294
Total investments (cost $7,458,296)	10,841,938
Receivables:
Fund shares sold	320,998
Dividends	7,107
Total assets	11,170,043

Liabilities:
Overdraft due to custodian bank	7,012
Payable for:
Securities purchased	234,898
Management fees	11,761
Transfer agent and administrative fees	3,459
Distribution and service fees	2,181
Portfolio accounting fees	1,384
Miscellaneous	3,405
Total liabilities	264,100
Commitments and contingent liabilities (Note 9)	—
Net assets	$10,905,943

Net assets consist of:
Paid in capital	$10,853,629
Accumulated net investment loss	(19,724)
Accumulated net realized loss on investments	(3,311,604)
Net unrealized appreciation on investments	3,383,642
Net assets	$10,905,943

Investor Class:
Net assets	$6,801,811
Capital shares outstanding	257,939
Net asset value per share	$26.37

A-Class:
Net assets	$1,380,612
Capital shares outstanding	55,040
Net asset value per share	$25.08
Maximum offering price per share (Net asset value divided by 95.25%)	$26.33

C-Class:
Net assets	$2,161,066
Capital shares outstanding	95,670
Net asset value per share	$22.59

H-Class:
Net assets	$562,454
Capital shares outstanding	22,980
Net asset value per share	$24.48

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $1,271)	$113,586
Interest	97
Total investment income	113,683

Expenses:
Management fees	72,617
Transfer agent and administrative fees	21,358
Distribution and service fees:
A-Class	2,323
C-Class	11,514
H-Class	2,671
Portfolio accounting fees	8,543
Custodian fees	1,004
Trustees’ fees*	679
Line of credit fees	142
Miscellaneous	12,556
Total expenses	133,407
Net investment loss	(19,724)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,489,348
Net realized gain	4,489,348
Net change in unrealized appreciation (depreciation) on:
Investments	(4,990,539)
Net change in unrealized appreciation (depreciation)	(4,990,539)
Net realized and unrealized loss	(501,191)
Net decrease in net assets resulting from operations	$(520,915)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(19,724)	$(136,470)
Net realized gain (loss) on investments	4,489,348	(1,114,146)
Net change in unrealized appreciation (depreciation) on investments	(4,990,539)	(4,279,916)
Net decrease in net assets resulting from operations	(520,915)	(5,530,532)

Distributions to shareholders from:
Net investment income
Investor Class	—	(14,287)
A-Class	—	(4,835)
C-Class	—	(3,881)
H-Class	—	(9,230)*
Total distributions to shareholders	—	(32,233)

Capital share transactions:
Proceeds from sale of shares
Investor Class	49,765,174	58,531,964
A-Class	537,412	26,869,075
C-Class	869,284	21,109,377
H-Class	39,783,156	75,174,384 *
Distributions reinvested
Investor Class	—	14,238
A-Class	—	4,654
C-Class	—	2,509
H-Class	—	9,207 *
Cost of shares redeemed
Investor Class	(52,994,896)	(91,432,944)
A-Class	(5,261,304)	(39,196,534)
C-Class	(1,168,445)	(21,796,959)
H-Class	(42,620,498)	(79,319,706)*
Net decrease from capital share transactions	(11,090,117)	(50,030,735)
Net decrease in net assets	(11,611,032)	(55,593,500)

Net assets:
Beginning of period	22,516,975	78,110,475
End of period	$10,905,943	$22,516,975
Accumulated net investment loss at end of period	$(19,724)	$—

Capital share activity:
Shares sold
Investor Class	1,886,827	2,149,723
A-Class	21,408	1,066,330
C-Class	38,773	896,154
H-Class	1,691,155	2,910,370 *
Shares issued from reinvestment of distributions
Investor Class	—	555
A-Class	—	190
C-Class	—	113
H-Class	—	386 *
Shares redeemed
Investor Class	(2,009,372)	(3,415,362)
A-Class	(212,090)	(1,547,153)
C-Class	(52,094)	(928,517)
H-Class	(1,804,078)	(3,113,107)*
Net decrease in shares	(439,471)	(1,980,318)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$26.98	$28.13	$23.54	$19.62	$17.45	$14.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.03)	.11	— [c]	.09	.01
Net gain (loss) on investments (realized and unrealized)	(.60)	(1.10)	4.48	3.92	2.08	2.79
Total from investment operations	(.61)	(1.13)	4.59	3.92	2.17	2.80
Less distributions from:
Net investment income	—	(.02)	—	—	—	(.01)
Total distributions	—	(.02)	—	—	—	(.01)
Net asset value, end of period	$26.37	$26.98	$28.13	$23.54	$19.62	$17.45

Total Return[d]	(2.26%)	(4.01%)	19.50%	19.98%	12.44%	19.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,802	$10,265	$46,283	$65,195	$14,671	$34,802
Ratios to average net assets:
Net investment income (loss)	(0.04%)	(0.10%)	0.42%	0.01%	0.51%	0.04%
Total expenses	1.37%	1.34%	1.33%	1.37%	1.35%	1.34%
Portfolio turnover rate	517%	238%	395%	671%	472%	822%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$25.69	$26.85	$22.48	$18.79	$16.77	$14.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.09)	.06	(.09)	.03	(.03)
Net gain (loss) on investments (realized and unrealized)	(.56)	(1.05)	4.31	3.78	1.99	2.67
Total from investment operations	(.61)	(1.14)	4.37	3.69	2.02	2.64
Less distributions from:
Net investment income	—	(.02)	—	—	—	(.01)
Total distributions	—	(.02)	—	—	—	(.01)
Net asset value, end of period	$25.08	$25.69	$26.85	$22.48	$18.79	$16.77

Total Return[d]	(2.37%)	(4.24%)	19.44%	19.64%	12.05%	18.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,381	$6,313	$19,502	$2,049	$1,500	$5,697
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.36%)	0.25%	(0.42%)	0.20%	(0.18%)
Total expenses	1.62%	1.60%	1.58%	1.62%	1.59%	1.58%
Portfolio turnover rate	517%	238%	395%	671%	472%	822%

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$23.23	$24.46	$20.64	$17.40	$15.62	$13.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.24)	(.19)	(.23)	(.06)	(.13)
Net gain (loss) on investments (realized and unrealized)	(.52)	(.97)	4.01	3.47	1.84	2.49
Total from investment operations	(.64)	(1.21)	3.82	3.24	1.78	2.36
Less distributions from:
Net investment income	—	(.02)	—	—	—	(.01)
Total distributions	—	(.02)	—	—	—	(.01)
Net asset value, end of period	$22.59	$23.23	$24.46	$20.64	$17.40	$15.62

Total Return[d]	(2.76%)	(4.94%)	18.51%	18.62%	11.40%	17.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,161	$2,532	$3,455	$2,503	$1,831	$2,603
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(1.04%)	(0.88%)	(1.16%)	(0.39%)	(0.96%)
Total expenses	2.36%	2.35%	2.34%	2.37%	2.35%	2.35%
Portfolio turnover rate	517%	238%	395%	671%	472%	822%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$25.07	$26.22	$22.00	$18.45	$16.45	$13.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.11)	.01	(.14)	(.01)	(.09)
Net gain (loss) on investments (realized and unrealized)	(.57)	(1.02)	4.21	3.69	2.01	2.64
Total from investment operations	(.59)	(1.13)	4.22	3.55	2.00	2.55
Less distributions from:
Net investment income	—	(.02)	—	—	—	(.01)
Total distributions	—	(.02)	—	—	—	(.01)
Net asset value, end of period	$24.48	$25.07	$26.22	$22.00	$18.45	$16.45

Total Return[d]	(2.39%)	(4.31%)	19.18%	19.24%	12.16%	18.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$562	$3,407	$8,871	$5,391	$2,454	$3,979
Ratios to average net assets:
Net investment income (loss)	(0.13%)	(0.44%)	0.05%	(0.64%)	(0.05%)	(0.66%)
Total expenses	1.61%	1.71%	1.83%	1.87%	1.85%	1.84%
Portfolio turnover rate	517%	238%	395%	671%	472%	822%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

FUND PROFILE (Unaudited)	September 30, 2016

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001
H-Class*	April 29, 1998

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.4%
Alphabet, Inc. — Class A	3.2%
Microsoft Corp.	3.0%
Facebook, Inc. — Class A	2.7%
Visa, Inc. — Class A	2.0%
Intel Corp.	1.9%
Cisco Systems, Inc.	1.8%
Oracle Corp.	1.7%
International Business Machines Corp.	1.7%
Alibaba Group Holding Ltd. ADR	1.6%
Top Ten Total	23.0%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 100.3%

Software - 23.4%
Microsoft Corp.	25,615	$1,475,425
Oracle Corp.	22,048	866,046
Adobe Systems, Inc.*	4,908	532,714
salesforce.com, Inc.*	6,692	477,340
Activision Blizzard, Inc.	8,949	396,441
VMware, Inc. — Class A*	5,288	387,875
Intuit, Inc.	3,436	377,994
Electronic Arts, Inc.*	4,141	353,641
Fidelity National Information Services, Inc.	4,533	349,177
Fiserv, Inc.*	3,326	330,837
NetEase, Inc. ADR	1,320	317,830
Paychex, Inc.	5,424	313,887
Workday, Inc. — Class A*	3,370	308,995
Check Point Software Technologies Ltd.*	3,790	294,142
Autodesk, Inc.*	3,967	286,933
Red Hat, Inc.*	3,527	285,087
Citrix Systems, Inc.*	3,081	262,563
CA, Inc.	7,883	260,770
SAP SE ADR	2,818	257,593
ServiceNow, Inc.*	3,230	255,655
First Data Corp. — Class A*	18,005	236,945
Akamai Technologies, Inc.*	4,045	214,345
NetSuite, Inc.*	1,880	208,097
CDK Global, Inc.	3,584	205,579
Broadridge Financial Solutions, Inc.	2,970	201,336
ANSYS, Inc.*	2,110	195,407
Twilio, Inc. — Class A*	2,840	182,782
Jack Henry & Associates, Inc.	2,090	178,800
SS&C Technologies Holdings, Inc.	5,520	177,468
Tyler Technologies, Inc.*	1,010	172,942
Ultimate Software Group, Inc.*	814	166,373
PTC, Inc.*	3,653	161,864
Tableau Software, Inc. — Class A*	2,560	141,491
Aspen Technology, Inc.*	3,000	140,370
Nuance Communications, Inc.*	9,680	140,360
Take-Two Interactive Software, Inc.*	3,110	140,199
Rackspace Hosting, Inc.*	4,403	139,531
j2 Global, Inc.	1,830	121,896
Proofpoint, Inc.*	1,620	121,257
Total Software		11,637,987

Internet - 18.3%
Alphabet, Inc. — Class A*	2,001	1,608,924
Facebook, Inc. — Class A*	10,423	1,336,959
Alibaba Group Holding Ltd. ADR*	7,370	779,672
Yahoo!, Inc.*	10,202	439,706
Baidu, Inc. ADR*	2,386	434,419
eBay, Inc.*	13,054	429,477
LinkedIn Corp. — Class A*	1,835	350,706
Twitter, Inc.*	13,662	314,909
Symantec Corp.	11,021	276,627
58.com, Inc. ADR*	5,730	273,092
MercadoLibre, Inc.	1,423	263,212
SINA Corp.*	3,337	246,371
Weibo Corp. ADR*	4,889	245,119
YY, Inc. ADR*	4,500	239,760
F5 Networks, Inc.*	1,638	204,160
VeriSign, Inc.*	2,563	200,529
Splunk, Inc.*	3,390	198,925
CDW Corp.	4,198	191,975
Zillow Group, Inc. — Class C*	5,080	176,022
IAC/InterActiveCorp	2,550	159,299
GrubHub, Inc.*	3,260	140,147
Yelp, Inc. — Class A*	3,202	133,523
Pandora Media, Inc.*	9,219	132,108
FireEye, Inc.*	7,660	112,832
WebMD Health Corp. — Class A*	1,880	93,436
Stamps.com, Inc.*	970	91,675
Total Internet		9,073,584

Semiconductors - 18.2%
Intel Corp.	24,909	940,316
QUALCOMM, Inc.	10,670	730,894
Texas Instruments, Inc.	8,350	586,003
Broadcom Ltd.	2,766	477,190
NXP Semiconductor N.V.*	4,307	439,357
NVIDIA Corp.	6,395	438,185
Applied Materials, Inc.	13,223	398,674
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,767	359,953
Analog Devices, Inc.	4,850	312,583
Micron Technology, Inc.*	16,819	299,042
Marvell Technology Group Ltd.	22,312	296,080
Lam Research Corp.	2,964	280,720
Skyworks Solutions, Inc.	3,503	266,718
Linear Technology Corp.	4,446	263,603
Xilinx, Inc.	4,785	260,017
Microchip Technology, Inc.	4,153	258,067
ASML Holding N.V. — Class G	2,338	256,198
Maxim Integrated Products, Inc.	5,941	237,224
KLA-Tencor Corp.	3,348	233,389
Qorvo, Inc.*	3,397	189,349
Advanced Micro Devices, Inc.*	27,090	187,192
ON Semiconductor Corp.*	13,609	167,663
Microsemi Corp.*	3,631	152,429
Teradyne, Inc.	6,818	147,132
IPG Photonics Corp.*	1,760	144,936
Cypress Semiconductor Corp.	11,282	137,189
Integrated Device Technology, Inc.*	5,567	128,598
Cavium, Inc.*	2,200	128,040
Cirrus Logic, Inc.*	2,327	123,680
Ambarella, Inc.*	1,510	111,151
Synaptics, Inc.*	1,682	98,532
Total Semiconductors		9,050,104

Computers - 16.9%
Apple, Inc.	15,032	1,699,367
International Business Machines Corp.	5,438	863,826
Accenture plc — Class A	3,787	462,658
Hewlett Packard Enterprise Co.	18,945	430,999
HP, Inc.	23,905	371,245

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
TECHNOLOGY FUND

	Shares	Value

Cognizant Technology Solutions Corp. — Class A*	7,376	$351,909
Western Digital Corp.	5,074	296,677
Infosys Ltd. ADR	16,850	265,893
BlackBerry Ltd.*	32,003	255,384
Seagate Technology plc	6,313	243,366
FleetMatics Group plc*	4,030	241,719
Dell Technologies Incorporated - VMware Inc — Class V*	4,695	224,416
NetApp, Inc.	6,216	222,657
Synopsys, Inc.*	3,620	214,847
Amdocs Ltd.	3,570	206,525
Cadence Design Systems, Inc.*	7,518	191,935
Computer Sciences Corp.	3,676	191,924
Leidos Holdings, Inc.	4,140	179,179
Fortinet, Inc.*	4,838	178,667
CSRA, Inc.	5,570	149,833
Teradata Corp.*	4,575	141,825
NCR Corp.*	4,320	139,061
Manhattan Associates, Inc.*	2,400	138,288
DST Systems, Inc.	1,140	134,429
Brocade Communications Systems, Inc.	14,498	133,817
MAXIMUS, Inc.	2,340	132,350
EPAM Systems, Inc.*	1,890	130,996
3D Systems Corp.*	5,807	104,236
VeriFone Systems, Inc.*	5,150	81,061
Total Computers		8,379,089

Commercial Services - 5.9%
PayPal Holdings, Inc.*	11,919	488,321
Automatic Data Processing, Inc.	4,999	440,913
FleetCor Technologies, Inc.*	1,650	286,655
Global Payments, Inc.	3,221	247,244
Vantiv, Inc. — Class A*	4,130	232,395
Western Union Co.	10,794	224,731
Total System Services, Inc.	4,283	201,943
Sabre Corp.	7,007	197,457
Gartner, Inc.*	2,080	183,976
Booz Allen Hamilton Holding Corp.	4,869	153,909
WEX, Inc.*	1,390	150,245
Square, Inc. — Class A*	11,980	139,687
Total Commercial Services		2,947,476

Telecommunications - 5.3%
Cisco Systems, Inc.	27,792	881,562
Palo Alto Networks, Inc.*	1,720	274,048
Motorola Solutions, Inc.	3,337	254,546
Nokia Oyj ADR	42,807	247,853
Juniper Networks, Inc.	8,953	215,409
Arista Networks, Inc.*	1,980	168,458
CommScope Holding Company, Inc.*	5,528	166,448
ARRIS International plc*	5,655	160,206
Acacia Communications, Inc.*	1,280	132,198
Ciena Corp.*	5,645	123,061
Total Telecommunications		2,623,789

Electronics - 4.8%
Corning, Inc.	14,899	352,361
Amphenol Corp. — Class A	4,871	316,225
TE Connectivity Ltd.	4,781	307,801
Flextronics International Ltd.*	14,257	194,180
Trimble, Inc.*	6,734	192,324
Arrow Electronics, Inc.*	2,656	169,904
Keysight Technologies, Inc.*	5,218	165,358
Avnet, Inc.	3,934	161,530
FLIR Systems, Inc.	4,610	144,846
Jabil Circuit, Inc.	6,352	138,601
Tech Data Corp.*	1,553	131,555
Fitbit, Inc. — Class A*	8,090	120,056
Total Electronics		2,394,741

Diversified Financial Services - 4.3%
Visa, Inc. — Class A	12,051	996,618
Mastercard, Inc. — Class A	7,516	764,903
Alliance Data Systems Corp.*	1,139	244,350
Ellie Mae, Inc.*	1,280	134,784
Total Diversified Financial Services		2,140,655

Auto Parts & Equipment - 0.6%
Mobileye N.V.*	6,576	279,940

Aerospace & Defense - 0.5%
Harris Corp.	2,550	233,606

Electrical Components & Equipment - 0.5%
Belden, Inc.	1,761	121,491
Universal Display Corp.*	1,950	108,245
Total Electrical Components & Equipment		229,736

Office & Business Equipment - 0.5%
Xerox Corp.	22,331	226,213

Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A	4,562	162,681

Energy-Alternate Sources - 0.3%
First Solar, Inc.*	3,834	151,405

Machinery-Diversified - 0.3%
Zebra Technologies Corp. — Class A*	1,940	135,043

Building Materials - 0.2%
Cree, Inc.*	4,485	115,354

Total Common Stocks
(Cost $42,032,092)		49,781,403

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
TECHNOLOGY FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$216,866	216,866
Total Repurchase Agreement
(Cost $216,866)		216,866

Total Investments - 100.7%
(Cost $42,248,958)		$49,998,269
Other Assets & Liabilities, net - (0.7)%		(327,761)
Total Net Assets - 100.0%		$49,670,508

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$49,781,403	$—	$—	$49,781,403
Repurchase Agreement	—	216,866	—	216,866
Total	$49,781,403	$216,866	$—	$49,998,269

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $42,032,092)	$49,781,403
Repurchase agreements, at value (cost $216,866)	216,866
Total investments (cost $42,248,958)	49,998,269
Cash	7,988
Receivables:
Fund shares sold	1,154,066
Dividends	22,887
Foreign taxes reclaim	1,105
Interest	2
Total assets	51,184,317

Liabilities:
Payable for:
Fund shares redeemed	1,450,264
Management fees	34,232
Transfer agent and administrative fees	10,068
Portfolio accounting fees	4,027
Distribution and service fees	3,709
Miscellaneous	11,509
Total liabilities	1,513,809
Commitments and contingent liabilities (Note 9)	—
Net assets	$49,670,508

Net assets consist of:
Paid in capital	$44,290,571
Accumulated net investment loss	(28,722)
Accumulated net realized loss on investments	(2,340,652)
Net unrealized appreciation on investments	7,749,311
Net assets	$49,670,508

Investor Class:
Net assets	$37,181,101
Capital shares outstanding	545,172
Net asset value per share	$68.20

A-Class:
Net assets	$5,203,599
Capital shares outstanding	81,278
Net asset value per share	$64.02
Maximum offering price per share (Net asset value divided by 95.25%)	$67.21

C-Class:
Net assets	$2,208,825
Capital shares outstanding	37,619
Net asset value per share	$58.72

H-Class:
Net assets	$5,076,983
Capital shares outstanding	80,992
Net asset value per share	$62.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $3,086)	$244,938
Interest	206
Total investment income	245,144

Expenses:
Management fees	140,071
Transfer agent and administrative fees	41,197
Distribution and service fees:
A-Class	4,033
C-Class	9,162
H-Class	3,582
Portfolio accounting fees	16,479
Custodian fees	1,947
Trustees’ fees*	1,046
Line of credit fees	135
Miscellaneous	24,686
Total expenses	242,338
Net investment income	2,806

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,060,140
Net realized gain	5,060,140
Net change in unrealized appreciation (depreciation) on:
Investments	(1,122,913)
Net change in unrealized appreciation (depreciation)	(1,122,913)
Net realized and unrealized gain	3,937,227
Net increase in net assets resulting from operations	$3,940,033

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,806	$(90,295)
Net realized gain on investments	5,060,140	123,656
Net change in unrealized appreciation (depreciation) on investments	(1,122,913)	(4,049,840)
Net increase (decrease) in net assets resulting from operations	3,940,033	(4,016,479)

Capital share transactions:
Proceeds from sale of shares
Investor Class	52,612,985	99,486,819
A-Class	3,563,375	20,272,499
C-Class	2,254,285	17,598,381
H-Class	23,346,790	60,138,342 *
Cost of shares redeemed
Investor Class	(40,805,745)	(94,488,616)
A-Class	(6,899,227)	(21,811,056)
C-Class	(2,470,469)	(18,142,641)
H-Class	(20,428,191)	(60,639,611)*
Net increase from capital share transactions	11,173,803	2,414,117
Net increase (decrease) in net assets	15,113,836	(1,602,362)

Net assets:
Beginning of period	34,556,672	36,159,034
End of period	$49,670,508	$34,556,672
Accumulated net investment loss at end of period	$(28,722)	$(31,528)

Capital share activity:
Shares sold
Investor Class	832,341	1,642,615
A-Class	57,770	358,240
C-Class	41,305	332,333
H-Class	417,915	1,063,419 *
Shares redeemed
Investor Class	(653,390)	(1,610,504)
A-Class	(122,878)	(384,505)
C-Class	(46,337)	(344,075)
H-Class	(369,751)	(1,080,659)*
Net increase (decrease) in shares	156,975	(23,136)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$60.53	$61.23	$55.90	$43.58	$42.92	$41.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	(.06)	(.10)	(.09)	.03	(.03)
Net gain (loss) on investments (realized and unrealized)	7.63	(.64)	5.43	12.41	.63	1.14
Total from investment operations	7.67	(.70)	5.33	12.32	.66	1.11
Net asset value, end of period	$68.20	$60.53	$61.23	$55.90	$43.58	$42.92

Total Return[c]	12.67%	(1.14%)	9.53%	28.24%	1.54%	2.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,181	$22,167	$20,458	$32,858	$8,325	$19,985
Ratios to average net assets:
Net investment income (loss)	0.13%	(0.10%)	(0.17%)	(0.18%)	0.10%	(0.10%)
Total expenses	1.37%	1.35%	1.35%	1.37%	1.35%	1.36%
Portfolio turnover rate	166%	388%	280%	321%	324%	487%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$56.88	$57.69	$52.79	$41.30	$40.76	$39.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.14)	(.21)	(.23)	(.09)	(.30)
Net gain (loss) on investments (realized and unrealized)	7.20	(.67)	5.11	11.72	.63	1.23
Total from investment operations	7.14	(.81)	4.90	11.49	.54	.93
Net asset value, end of period	$64.02	$56.88	$57.69	$52.79	$41.30	$40.76

Total Return[c]	12.55%	(1.40%)	9.28%	27.79%	1.32%	2.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,204	$8,327	$9,960	$5,873	$1,998	$7,367
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.25%)	(0.39%)	(0.47%)	(0.27%)	(0.76%)
Total expenses	1.62%	1.60%	1.59%	1.62%	1.59%	1.59%
Portfolio turnover rate	166%	388%	280%	321%	324%	487%

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$52.37	$53.50	$49.30	$38.84	$38.65	$38.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.59)	(.58)	(.50)	(.33)	(.51)
Net gain (loss) on investments (realized and unrealized)	6.60	(.54)	4.78	10.96	.52	1.09
Total from investment operations	6.35	(1.13)	4.20	10.46	.19	.58
Net asset value, end of period	$58.72	$52.37	$53.50	$49.30	$38.84	$38.65

Total Return[c]	12.11%	(2.11%)	8.52%	26.90%	0.54%	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,209	$2,234	$2,910	$2,827	$1,715	$2,743
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(1.12%)	(1.13%)	(1.13%)	(0.90%)	(1.45%)
Total expenses	2.36%	2.35%	2.35%	2.37%	2.35%	2.36%
Portfolio turnover rate	166%	388%	280%	321%	324%	487%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[d,e]	Year Ended March 28, 2013[d,e]	Year Ended March 31, 2012[d,e]
Per Share Data
Net asset value, beginning of period	$55.72	$56.54	$51.87	$40.65	$40.22	$39.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.23)	(.37)	(.27)	(.12)	(.33)
Net gain (loss) on investments (realized and unrealized)	7.02	(.59)	5.04	11.49	.55	1.16
Total from investment operations	6.97	(.82)	4.67	11.22	.43	.83
Net asset value, end of period	$62.69	$55.72	$56.54	$51.87	$40.65	$40.22

Total Return[c]	12.49%	(1.45%)	9.00%	27.60%	1.04%	2.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,077	$1,829	$2,831	$6,915	$1,286	$2,361
Ratios to average net assets:
Net investment income (loss)	(0.16%)	(0.42%)	(0.69%)	(0.54%)	(0.33%)	(0.87%)
Total expenses	1.61%	1.68%	1.85%	1.87%	1.85%	1.85%
Portfolio turnover rate	166%	388%	280%	321%	324%	487%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

FUND PROFILE (Unaudited)	September 30, 2016

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001
H-Class*	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	8.9%
Verizon Communications, Inc.	8.1%
Cisco Systems, Inc.	7.1%
QUALCOMM, Inc.	5.9%
T-Mobile US, Inc.	3.4%
Crown Castle International Corp.	3.2%
Sprint Corp.	2.8%
Level 3 Communications, Inc.	2.2%
Palo Alto Networks, Inc.	2.2%
CenturyLink, Inc.	2.2%
Top Ten Total	46.0%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 98.1%

Telecommunications – 77.8%
AT&T, Inc.	37,630	$1,528,155
Verizon Communications, Inc.	27,021	1,404,552
Cisco Systems, Inc.	38,719	1,228,167
T-Mobile US, Inc.*	12,726	594,559
Sprint Corp.*	73,256	485,687
Level 3 Communications, Inc.*	8,300	384,954
Palo Alto Networks, Inc.*	2,411	384,145
CenturyLink, Inc.	13,934	382,210
Motorola Solutions, Inc.	4,538	346,159
Juniper Networks, Inc.	12,489	300,486
Vodafone Group plc ADR	9,744	284,038
Zayo Group Holdings, Inc.*	8,838	262,577
Arista Networks, Inc.*	2,766	235,331
America Movil SAB de CV — Class L ADR	20,319	232,449
CommScope Holding Company, Inc.*	7,708	232,088
ARRIS International plc*	7,887	223,439
Nokia Oyj ADR	37,185	215,301
Frontier Communications Corp.	50,753	211,132
EchoStar Corp. — Class A*	4,796	210,209
China Mobile Ltd. ADR	3,409	209,722
Ubiquiti Networks, Inc.*	3,820	204,370
BCE, Inc.	4,304	198,759
KT Corp. ADR	12,360	198,378
Telefonaktiebolaget LM Ericsson ADR	27,320	196,977
SK Telecom Company Ltd. ADR	8,570	193,682
Telekomunikasi Indonesia Persero Tbk PT ADR	2,850	188,327
ViaSat, Inc.*	2,494	186,177
Nippon Telegraph & Telephone Corp. ADR	4,042	185,164
Finisar Corp.*	6,126	182,555
TIM Participacoes S.A. ADR	14,635	179,132
Rogers Communications, Inc. — Class B	4,184	177,485
Chunghwa Telecom Company Ltd. ADR	5,020	175,851
Telefonica S.A. ADR	17,266	174,041
Ciena Corp.*	7,876	171,697
Telephone & Data Systems, Inc.	6,123	166,423
InterDigital, Inc.	2,046	162,043
NETGEAR, Inc.*	2,301	139,187
Plantronics, Inc.	2,493	129,536
Viavi Solutions, Inc.*	17,234	127,359
Infinera Corp.*	12,660	114,320
Shenandoah Telecommunications Co.	4,140	112,649
Consolidated Communications Holdings, Inc.	4,413	111,384
Windstream Holdings, Inc.	9,988	100,379
ADTRAN, Inc.	4,995	95,604
Iridium Communications, Inc.*	10,911	88,488
Vonage Holdings Corp.*	8,955	59,193
Oclaro, Inc.*	6,260	53,523
Total Telecommunications		13,428,043

Semiconductors - 5.9%
QUALCOMM, Inc.	14,889	1,019,896

Computers - 4.1%
BlackBerry Ltd.*	25,862	206,379
Brocade Communications Systems, Inc.	20,201	186,455
NetScout Systems, Inc.*	5,407	158,155
Lumentum Holdings, Inc.*	3,784	158,058
Total Computers		709,047

REITs - 3.2%
Crown Castle International Corp.	5,881	554,049

Internet - 3.1%
F5 Networks, Inc.*	2,284	284,678
Cogent Communications Holdings, Inc.	3,467	127,620
8x8, Inc.*	7,562	116,682
Total Internet		528,980

Engineering & Construction - 2.1%
SBA Communications Corp. — Class A*	3,275	367,324

Aerospace & Defense - 1.9%
Harris Corp.	3,579	327,872

Total Common Stocks
(Cost $14,878,194)		16,935,211

PREFERRED STOCKS†† - 1.3%
Communications - 1.3%
Telefonica Brasil S.A. ADR	14,971	216,630
Total Preferred Stocks
(Cost $172,326)		216,630

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 03/06/17	1,848	—
Total Rights
(Cost $4,327)		—

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$103,877	103,877
Total Repurchase Agreement
(Cost $103,877)		103,877

Total Investments - 100.0%
(Cost $15,158,724)		$17,255,718
Other Assets & Liabilities, net - 0.0%		972
Total Net Assets - 100.0%		$17,256,690

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
TELECOMMUNICATIONS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$16,935,211	$—	$—	$16,935,211
Preferred Stocks	216,630	—	—	216,630
Repurchase Agreement	—	103,877	—	103,877
Rights	—	—	—	—
Total	$17,151,841	$103,877	$—	$17,255,718

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $15,054,847)	$17,151,841
Repurchase agreements, at value (cost $103,877)	103,877
Total investments (cost $15,158,724)	17,255,718
Cash	10,320
Receivables:
Fund shares sold	122,881
Dividends	10,822
Foreign taxes reclaim	920
Total assets	17,400,661

Liabilities:
Payable for:
Fund shares redeemed	125,581
Management fees	9,580
Transfer agent and administrative fees	2,818
Portfolio accounting fees	1,127
Distribution and service fees	710
Miscellaneous	4,155
Total liabilities	143,971
Commitments and contingent liabilities (Note 9)	—
Net assets	$17,256,690

Net assets consist of:
Paid in capital	$17,117,849
Undistributed net investment income	299,396
Accumulated net realized loss on investments	(2,257,549)
Net unrealized appreciation on investments	2,096,994
Net assets	$17,256,690

Investor Class:
Net assets	$13,090,261
Capital shares outstanding	277,766
Net asset value per share	$47.13

A-Class:
Net assets	$948,060
Capital shares outstanding	21,682
Net asset value per share	$43.73
Maximum offering price per share (Net asset value divided by 95.25%)	$45.90

C-Class:
Net assets	$438,580
Capital shares outstanding	11,019
Net asset value per share	$39.80

H-Class:
Net assets	$2,779,789
Capital shares outstanding	65,248
Net asset value per share	$42.60

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $11,301)	$464,858
Interest	168
Total investment income	465,026

Expenses:
Management fees	138,379
Transfer agent and administrative fees	40,700
Distribution and service fees:
A-Class	9,471
C-Class	2,171
H-Class	11,481
Portfolio accounting fees	16,279
Custodian fees	1,924
Trustees’ fees*	1,653
Line of credit fees	108
Miscellaneous	23,209
Total expenses	245,375
Net investment income	219,651

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,732,785
Net realized gain	3,732,785
Net change in unrealized appreciation (depreciation) on:
Investments	(475,370)
Net change in unrealized appreciation (depreciation)	(475,370)
Net realized and unrealized gain	3,257,415
Net increase in net assets resulting from operations	$3,477,066

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$219,651	$96,347
Net realized gain (loss) on investments	3,732,785	(1,013,651)
Net change in unrealized appreciation (depreciation) on investments	(475,370)	1,646,482
Net increase in net assets resulting from operations	3,477,066	729,178

Distributions to shareholders from:
Net investment income
Investor Class	—	(53,710)
A-Class	—	(14,192)
C-Class	—	(14,927)
H-Class	—	(14,554)*
Total distributions to shareholders	—	(97,383)

Capital share transactions:
Proceeds from sale of shares
Investor Class	48,277,799	74,044,688
A-Class	36,214,349	10,919,225
C-Class	2,546,568	11,849,862
H-Class	13,184,683	19,440,257 *
Distributions reinvested
Investor Class	—	52,983
A-Class	—	14,149
C-Class	—	14,893
H-Class	—	14,553 *
Cost of shares redeemed
Investor Class	(54,954,399)	(55,976,185)
A-Class	(38,521,726)	(9,651,492)
C-Class	(2,406,250)	(12,071,566)
H-Class	(21,903,957)	(10,361,614)*
Net increase (decrease) from capital share transactions	(17,562,933)	28,289,753
Net increase (decrease) in net assets	(14,085,867)	28,921,548

Net assets:
Beginning of period	31,342,557	2,421,009
End of period	$17,256,690	$31,342,557
Undistributed net investment income at end of period	$299,396	$79,745

Capital share activity:
Shares sold
Investor Class	1,082,922	1,679,168
A-Class	901,623	264,455
C-Class	68,092	312,004
H-Class	330,057	531,126 *
Shares issued from reinvestment of distributions
Investor Class	—	1,285
A-Class	—	370
C-Class	—	424
H-Class	—	390 *
Shares redeemed
Investor Class	(1,252,573)	(1,261,930)
A-Class	(918,652)	(236,776)
C-Class	(63,878)	(318,305)
H-Class	(531,256)	(268,701)*
Net increase (decrease) in shares	(383,665)	703,510

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$42.91	$45.56	$45.51	$40.76	$41.52	$47.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.44	.72	1.06	.81	1.23
Net gain (loss) on investments (realized and unrealized)	3.97	(1.64)	.63	4.26	(.67)	(5.52)
Total from investment operations	4.22	(1.20)	1.35	5.32	.14	(4.29)
Less distributions from:
Net investment income	—	(1.45)	(1.30)	(.57)	(.90)	(1.32)
Total distributions	—	(1.45)	(1.30)	(.57)	(.90)	(1.32)
Net asset value, end of period	$47.13	$42.91	$45.56	$45.51	$40.76	$41.52

Total Return[c]	9.81%	(2.49%)	2.93%	13.12%	0.50%	(8.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,090	$19,198	$1,316	$2,497	$2,970	$7,028
Ratios to average net assets:
Net investment income (loss)	1.12%	0.97%	1.55%	2.47%	2.06%	2.86%
Total expenses	1.37%	1.34%	1.36%	1.38%	1.35%	1.36%
Portfolio turnover rate	212%	660%	804%	1,271%	1,550%	793%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$39.88	$42.63	$42.74	$38.44	$39.27	$44.72
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.58	.58	.72	.72	.54
Net gain (loss) on investments (realized and unrealized)	3.54	(1.88)	.61	4.15	(.65)	(4.67)
Total from investment operations	3.85	(1.30)	1.19	4.87	.07	(4.13)
Less distributions from:
Net investment income	—	(1.45)	(1.30)	(.57)	(.90)	(1.32)
Total distributions	—	(1.45)	(1.30)	(.57)	(.90)	(1.32)
Net asset value, end of period	$43.73	$39.88	$42.63	$42.74	$38.44	$39.27

Total Return[c]	9.63%	(2.90%)	2.75%	12.80%	0.30%	(8.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$948	$1,544	$454	$2,631	$553	$1,566
Ratios to average net assets:
Net investment income (loss)	1.50%	1.41%	1.35%	1.79%	1.98%	1.41%
Total expenses	1.61%	1.59%	1.60%	1.63%	1.61%	1.60%
Portfolio turnover rate	212%	660%	804%	1,271%	1,550%	793%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$36.43	$39.35	$39.89	$36.00	$37.04	$42.57
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	(.01)	.06	.54	.48	.15
Net gain (loss) on investments (realized and unrealized)	3.30	(1.46)	.70	3.92	(.62)	(4.36)
Total from investment operations	3.37	(1.47)	.76	4.46	(.14)	(4.21)
Less distributions from:
Net investment income	—	(1.45)	(1.30)	(.57)	(.90)	(1.32)
Total distributions	—	(1.45)	(1.30)	(.57)	(.90)	(1.32)
Net asset value, end of period	$39.80	$36.43	$39.35	$39.89	$36.00	$37.04

Total Return[c]	9.25%	(3.59%)	1.86%	12.49%	(0.24%)	(9.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$439	$248	$499	$271	$784	$672
Ratios to average net assets:
Net investment income (loss)	0.36%	(0.03%)	0.14%	1.42%	1.41%	0.39%
Total expenses	2.36%	2.35%	2.35%	2.38%	2.36%	2.36%
Portfolio turnover rate	212%	660%	804%	1,271%	1,550%	793%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014d,[e]	Year Ended March 28, 2013d,[e]	Year Ended March 31, 2012d,[e]
Per Share Data
Net asset value, beginning of period	$38.85	$41.59	$41.86	$37.75	$38.69	$44.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.17	.60	.29	.57	.66
Net gain (loss) on investments (realized and unrealized)	3.43	(1.46)	.43	4.39	(.61)	(4.86)
Total from investment operations	3.75	(1.29)	1.03	4.68	(.04)	(4.20)
Less distributions from:
Net investment income	—	(1.45)	(1.30)	(.57)	(.90)	(1.32)
Total distributions	—	(1.45)	(1.30)	(.57)	(.90)	(1.32)
Net asset value, end of period	$42.60	$38.85	$41.59	$41.86	$37.75	$38.69

Total Return[c]	9.65%	(2.95%)	2.42%	12.53%	(0.01%)	(9.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,780	$10,353	$151	$316	$133	$200
Ratios to average net assets:
Net investment income (loss)	1.65%	0.44%	1.40%	0.74%	1.59%	1.65%
Total expenses	1.61%	1.64%	1.86%	1.88%	1.86%	1.85%
Portfolio turnover rate	212%	660%	804%	1,271%	1,550%	793%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

[e]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001
H-Class*	June 9, 1998

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	5.0%
Union Pacific Corp.	4.7%
General Motors Co.	3.6%
FedEx Corp.	3.6%
Ford Motor Co.	3.5%
Johnson Controls International plc	3.5%
Delta Air Lines, Inc.	2.8%
Tesla Motors, Inc.	2.8%
Norfolk Southern Corp.	2.8%
CSX Corp.	2.8%
Top Ten Total	35.1%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.3%

Transportation - 39.5%
United Parcel Service, Inc. — Class B	10,848	$1,186,337
Union Pacific Corp.	11,319	1,103,943
FedEx Corp.	4,866	849,993
Norfolk Southern Corp.	6,756	655,737
CSX Corp.	21,483	655,232
CH Robinson Worldwide, Inc.	5,616	395,703
Kansas City Southern	4,103	382,892
Canadian Pacific Railway Ltd.	2,457	375,184
Expeditors International of Washington, Inc.	7,169	369,347
J.B. Hunt Transport Services, Inc.	4,429	359,368
Canadian National Railway Co.	4,360	285,144
Old Dominion Freight Line, Inc.*	4,138	283,908
XPO Logistics, Inc.*	6,692	245,396
Genesee & Wyoming, Inc. — Class A*	3,511	242,083
Kirby Corp.*	3,720	231,235
Ryder System, Inc.	3,390	223,571
Landstar System, Inc.	2,986	203,287
Swift Transportation Co. — Class A*	9,402	201,861
Knight Transportation, Inc.	6,279	180,145
Matson, Inc.	4,005	159,719
Werner Enterprises, Inc.	6,657	154,908
Heartland Express, Inc.	7,752	146,358
Hub Group, Inc. — Class A*	3,454	140,785
Forward Air Corp.	3,080	133,241
Atlas Air Worldwide Holdings, Inc.*	3,013	129,017
Total Transportation		9,294,394

Airlines - 17.6%
Delta Air Lines, Inc.	16,974	668,096
Southwest Airlines Co.	15,486	602,251
American Airlines Group, Inc.	14,411	527,587
United Continental Holdings, Inc.*	9,408	493,638
Alaska Air Group, Inc.	5,137	338,323
JetBlue Airways Corp.*	16,205	279,374
Copa Holdings S.A. — Class A	2,727	239,785
Ryanair Holdings plc ADR	2,916	218,787
Spirit Airlines, Inc.*	5,144	218,774
Hawaiian Holdings, Inc.*	4,041	196,393
Allegiant Travel Co. — Class A	1,393	183,974
Virgin America, Inc.*	3,391	181,452
Total Airlines		4,148,434

Auto Manufacturers - 15.1%
General Motors Co.	26,788	851,054
Ford Motor Co.	68,759	829,921
Tesla Motors, Inc.*	3,251	663,302
Tata Motors Ltd. ADR	6,736	269,305
Toyota Motor Corp. ADR	2,163	251,038
Ferrari N.V.	4,508	233,830
Fiat Chrysler Automobiles N.V.	36,152	231,373
Honda Motor Company Ltd. ADR	7,598	219,734
Total Auto Manufacturers		3,549,557

Auto Parts & Equipment - 14.7%
Delphi Automotive plc	6,936	494,675
Lear Corp.	2,948	357,357
Goodyear Tire & Rubber Co.	10,797	348,743
BorgWarner, Inc.	9,383	330,094
Magna International, Inc.	6,620	284,329
Autoliv, Inc.	2,455	262,194
Tenneco, Inc.*	3,748	218,396
Visteon Corp.	2,581	184,954
Dana, Inc.	11,702	182,434
Cooper Tire & Rubber Co.	4,695	178,504
Dorman Products, Inc.*	2,771	177,067
Cooper-Standard Holding, Inc.*	1,640	162,032
American Axle & Manufacturing Holdings, Inc.*	8,116	139,758
Gentherm, Inc.*	4,130	129,765
Total Auto Parts & Equipment		3,450,302

Electronics - 4.6%
Johnson Controls International plc	17,500	814,273
Gentex Corp.	15,348	269,511
Total Electronics		1,083,784

Commercial Services - 3.1%
Macquarie Infrastructure Corp.	3,782	314,814
Avis Budget Group, Inc.*	6,184	211,554
Hertz Global Holdings, Inc.*	5,018	201,523
Total Commercial Services		727,891

Leisure Time - 1.6%
Harley-Davidson, Inc.	7,048	370,654

Trucking & Leasing - 1.2%
AMERCO	900	291,807

Home Builders - 1.1%
Thor Industries, Inc.	3,063	259,436

Building Materials - 0.8%
Drew Industries, Inc.	2,000	196,040

Total Common Stocks
(Cost $15,122,229)		23,372,299

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
TRANSPORTATION FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$135,358	$135,358
Total Repurchase Agreement
(Cost $135,358)		135,358

Total Investments - 99.9%
(Cost $15,257,587)		$23,507,657
Other Assets & Liabilities, net - 0.1%		18,779
Total Net Assets - 100.0%		$23,526,436

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,372,299	$—	$—	$23,372,299
Repurchase Agreement	—	135,358	—	135,358
Total	$23,372,299	$135,358	$—	$23,507,657

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $15,122,229)	$23,372,299
Repurchase agreements, at value (cost $135,358)	135,358
Total investments (cost $15,257,587)	23,507,657
Cash	993
Receivables:
Fund shares sold	256,721
Dividends	4,253
Foreign taxes reclaim	191
Total assets	23,769,815

Liabilities:
Payable for:
Fund shares redeemed	215,719
Management fees	15,674
Transfer agent and administrative fees	4,610
Distribution and service fees	2,602
Portfolio accounting fees	1,844
Miscellaneous	2,930
Total liabilities	243,379
Commitments and contingent liabilities (Note 9)	—
Net assets	$23,526,436

Net assets consist of:
Paid in capital	$22,088,297
Undistributed net investment income	53,832
Accumulated net realized loss on investments	(6,865,763)
Net unrealized appreciation on investments	8,250,070
Net assets	$23,526,436

Investor Class:
Net assets	$16,654,340
Capital shares outstanding	352,491
Net asset value per share	$47.25

A-Class:
Net assets	$4,077,156
Capital shares outstanding	93,158
Net asset value per share	$43.77
Maximum offering price per share (Net asset value divided by 95.25%)	$45.94

C-Class:
Net assets	$1,927,540
Capital shares outstanding	47,275
Net asset value per share	$40.77

H-Class:
Net assets	$867,400
Capital shares outstanding	20,373
Net asset value per share	$42.58

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $2,129)	$188,132
Interest	119
Total investment income	188,251

Expenses:
Management fees	98,592
Transfer agent and administrative fees	28,998
Distribution and service fees:
A-Class	6,085
C-Class	10,870
H-Class	4,180
Portfolio accounting fees	11,599
Custodian fees	1,364
Trustees’ fees*	1,200
Line of credit fees	176
Tax expense	85
Miscellaneous	16,883
Total expenses	180,032
Net investment income	8,219

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,691,663
Net realized gain	1,691,663
Net change in unrealized appreciation (depreciation) on:
Investments	(772,323)
Net change in unrealized appreciation (depreciation)	(772,323)
Net realized and unrealized gain	919,340
Net increase in net assets resulting from operations	$927,559

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,219	$45,613
Net realized gain on investments	1,691,663	12,642,987
Net change in unrealized appreciation (depreciation) on investments	(772,323)	(19,150,904)
Net increase (decrease) in net assets resulting from operations	927,559	(6,462,304)

Distributions to shareholders from:
Net investment income
Investor Class	—	(68,541)
A-Class	—	(39,806)
C-Class	—	(17,180)
H-Class	—	(6,812)*
Total distributions to shareholders	—	(132,339)

Capital share transactions:
Proceeds from sale of shares
Investor Class	35,959,747	59,874,682
A-Class	6,627,858	9,344,709
C-Class	1,973,523	13,489,052
H-Class	54,086,156	25,514,022 *
Distributions reinvested
Investor Class	—	66,183
A-Class	—	37,973
C-Class	—	16,835
H-Class	—	6,762 *
Cost of shares redeemed
Investor Class	(33,213,791)	(85,095,507)
A-Class	(7,697,468)	(18,030,528)
C-Class	(3,008,840)	(16,300,469)
H-Class	(63,113,668)	(22,304,004)*
Net decrease from capital share transactions	(8,386,483)	(33,380,290)
Net decrease in net assets	(7,458,924)	(39,974,933)

Net assets:
Beginning of period	30,985,360	70,960,293
End of period	$23,526,436	$30,985,360
Undistributed net investment income at end of period	$53,832	$45,613

Capital share activity:
Shares sold
Investor Class	791,051	1,248,273
A-Class	154,101	212,086
C-Class	50,232	323,931
H-Class	1,417,111	585,638 *
Shares issued from reinvestment of distributions
Investor Class	—	1,414
A-Class	—	874
C-Class	—	413
H-Class	—	160 *
Shares redeemed
Investor Class	(733,587)	(1,779,677)
A-Class	(185,500)	(405,659)
C-Class	(77,216)	(390,453)
H-Class	(1,613,255)	(501,890)*
Net decrease in shares	(197,063)	(704,890)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$46.23	$52.06	$44.63	$32.07	$26.96	$27.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.16	.18	(.04)	(.07)	(.06)
Net gain (loss) on investments (realized and unrealized)	.95	(5.78)	7.25	12.60	5.18	(.83)
Total from investment operations	1.02	(5.62)	7.43	12.56	5.11	(.89)
Less distributions from:
Net investment income	—	(.21)	—	—	—	—
Total distributions	—	(.21)	—	—	—	—
Net asset value, end of period	$47.25	$46.23	$52.06	$44.63	$32.07	$26.96

Total Return[c]	2.18%	(10.80%)	16.65%	39.16%	18.95%	(3.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,654	$13,638	$42,947	$44,021	$78,644	$8,031
Ratios to average net assets:
Net investment income (loss)	0.31%	0.33%	0.37%	(0.09%)	(0.25%)	(0.22%)
Total expenses	1.37%	1.34%	1.35%	1.37%	1.37%	1.35%
Portfolio turnover rate	351%	219%	247%	593%	737%	1,082%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$42.87	$48.41	$41.61	$29.96	$25.25	$26.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	.05	(.11)	(.01)	(.12)
Net gain (loss) on investments (realized and unrealized)	.88	(5.37)	6.75	11.76	4.72	(.78)
Total from investment operations	.90	(5.33)	6.80	11.65	4.71	(.90)
Less distributions from:
Net investment income	—	(.21)	—	—	—	—
Total distributions	—	(.21)	—	—	—	—
Net asset value, end of period	$43.77	$42.87	$48.41	$41.61	$29.96	$25.25

Total Return[c]	2.08%	(11.01%)	16.34%	38.89%	18.70%	(3.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,077	$5,340	$15,359	$12,938	$4,558	$1,600
Ratios to average net assets:
Net investment income (loss)	0.09%	0.08%	0.12%	(0.28%)	(0.05%)	(0.51%)
Total expenses	1.61%	1.60%	1.60%	1.62%	1.60%	1.61%
Portfolio turnover rate	351%	219%	247%	593%	737%	1,082%

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$40.09	$45.63	$39.52	$28.67	$24.34	$25.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.24)	(.27)	(.37)	(.26)	(.29)
Net gain (loss) on investments (realized and unrealized)	.81	(5.09)	6.38	11.22	4.59	(.75)
Total from investment operations	.68	(5.33)	6.11	10.85	4.33	(1.04)
Less distributions from:
Net investment income	—	(.21)	—	—	—	—
Total distributions	—	(.21)	—	—	—	—
Net asset value, end of period	$40.77	$40.09	$45.63	$39.52	$28.67	$24.34

Total Return[c]	1.70%	(11.69%)	15.46%	37.84%	17.79%	(4.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,928	$2,977	$6,405	$3,734	$2,727	$2,729
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.57%)	(0.62%)	(1.07%)	(1.06%)	(1.24%)
Total expenses	2.36%	2.35%	2.35%	2.37%	2.35%	2.35%
Portfolio turnover rate	351%	219%	247%	593%	737%	1,082%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$41.71	$47.12	$40.61	$29.32	$24.76	$25.70
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.09)	(.10)	(.18)	(.15)	(.14)
Net gain (loss) on investments (realized and unrealized)	.95	(5.11)	6.61	11.47	4.71	(.80)
Total from investment operations	.87	(5.20)	6.51	11.29	4.56	(.94)
Less distributions from:
Net investment income	—	(.21)	—	—	—	—
Total distributions	—	(.21)	—	—	—	—
Net asset value, end of period	$42.58	$41.71	$47.12	$40.61	$29.32	$24.76

Total Return[c]	2.06%	(11.04%)	16.03%	38.51%	18.42%	(3.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$867	$9,031	$6,249	$2,583	$4,483	$2,355
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.20%)	(0.22%)	(0.50%)	(0.57%)	(0.55%)
Total expenses	1.62%	1.72%	1.85%	1.87%	1.86%	1.86%
Portfolio turnover rate	351%	219%	247%	593%	737%	1,082%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

FUND PROFILE (Unaudited)	September 30, 2016

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001
H-Class*	April 3, 2000

Ten Largest Holdings (% of Total Net Assets)
NextEra Energy, Inc.	3.7%
Duke Energy Corp.	3.6%
Southern Co.	3.5%
Dominion Resources, Inc.	3.3%
American Electric Power Company, Inc.	2.7%
PG&E Corp.	2.7%
Exelon Corp.	2.7%
Sempra Energy	2.5%
Edison International	2.4%
PPL Corp.	2.3%
Top Ten Total	29.4%

“Ten Largest Holdings” excludes any temporary cash investments.

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.9%

Electric - 75.4%
NextEra Energy, Inc.	19,719	$2,412,027
Duke Energy Corp.	30,041	2,404,482
Southern Co.	44,415	2,278,490
Dominion Resources, Inc.	29,482	2,189,628
American Electric Power Company, Inc.	28,145	1,807,190
PG&E Corp.	28,995	1,773,624
Exelon Corp.	53,007	1,764,603
Edison International	21,640	1,563,490
PPL Corp.	44,838	1,550,050
Consolidated Edison, Inc.	20,548	1,547,264
Xcel Energy, Inc.	35,843	1,474,581
Public Service Enterprise Group, Inc.	35,196	1,473,657
WEC Energy Group, Inc.	23,236	1,391,372
Eversource Energy	24,703	1,338,409
DTE Energy Co.	14,143	1,324,775
FirstEnergy Corp.	36,511	1,207,784
Entergy Corp.	15,540	1,192,384
Avangrid, Inc.	27,875	1,164,618
Ameren Corp.	22,693	1,116,042
CMS Energy Corp.	26,224	1,101,670
SCANA Corp.	14,401	1,042,200
Alliant Energy Corp.	24,790	949,705
AES Corp.	73,207	940,710
Pinnacle West Capital Corp.	12,340	937,717
Westar Energy, Inc.	16,214	920,145
ITC Holdings Corp.	18,728	870,477
OGE Energy Corp.	25,696	812,508
MDU Resources Group, Inc.	29,166	741,983
Calpine Corp.*	53,128	671,538
Great Plains Energy, Inc.	24,434	666,804
IDACORP, Inc.	8,270	647,376
Portland General Electric Co.	14,647	623,816
NRG Energy, Inc.	53,268	597,134
Black Hills Corp.	9,661	591,446
Atlantica Yield plc	30,994	589,195
Hawaiian Electric Industries, Inc.	19,397	579,000
Korea Electric Power Corp. ADR	23,640	576,343
Enersis Americas S.A. ADR	68,675	562,448
NRG Yield, Inc. — Class C	32,612	553,100
ALLETE, Inc.	9,254	551,723
NorthWestern Corp.	9,451	543,716
Avista Corp.	12,745	532,614
PNM Resources, Inc.	15,953	521,982
El Paso Electric Co.	9,747	455,867
Talen Energy Corp.*	31,004	429,405
Empire District Electric Co.	11,661	398,107
Dynegy, Inc.*	31,102	385,354
Total Electric		49,768,553

Gas - 18.0%
Sempra Energy	15,646	1,677,096
CenterPoint Energy, Inc.	44,288	1,028,810
NiSource, Inc.	37,435	902,558
Atmos Energy Corp.	12,117	902,353
UGI Corp.	19,800	895,752
Piedmont Natural Gas Company, Inc.	11,978	719,159
National Fuel Gas Co.	12,541	678,092
Vectren Corp.	13,311	668,212
National Grid plc ADR	9,146	650,372
Southwest Gas Corp.	8,566	598,421
ONE Gas, Inc.	9,529	589,273
WGL Holdings, Inc.	9,333	585,179
Spire, Inc.	8,722	555,940
New Jersey Resources Corp.	16,383	538,345
South Jersey Industries, Inc.	17,024	503,059
Northwest Natural Gas Co.	6,974	419,207
Total Gas		11,911,828

Water - 5.1%
American Water Works Company, Inc.	15,796	1,182,172
Aqua America, Inc.	24,742	754,136
Cia de Saneamento Basico do Estado de Sao Paulo ADR	69,979	648,006
California Water Service Group	12,700	407,543
American States Water Co.	9,970	399,299
Total Water		3,391,156

Energy-Alternate Sources - 1.4%
TerraForm Power, Inc. — Class A*	33,143	461,020
Pattern Energy Group, Inc.	19,607	440,961
Total Energy-Alternate Sources		901,981

Pipelines - 0.0%
Kinder Morgan, Inc.	1	23

Total Common Stocks
(Cost $54,187,760)		65,973,541

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	$254,582	254,582
Total Repurchase Agreement
(Cost $254,582)		254,582

Total Investments - 100.3%
(Cost $54,442,342)		$66,228,123
Other Assets & Liabilities, net - (0.3)%		(203,912)
Total Net Assets - 100.0%		$66,024,211

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
UTILITIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$65,973,541	$—	$—	$65,973,541
Repurchase Agreement	—	254,582	—	254,582
Total	$65,973,541	$254,582	$—	$66,228,123

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $54,187,760)	$65,973,541
Repurchase agreements, at value (cost $254,582)	254,582
Total investments (cost $54,442,342)	66,228,123
Receivables:
Securities sold	615,666
Fund shares sold	246,186
Dividends	142,553
Interest	3
Total assets	67,232,531

Liabilities:
Payable for:
Fund shares redeemed	1,128,711
Management fees	44,020
Transfer agent and administrative fees	12,947
Distribution and service fees	11,372
Portfolio accounting fees	5,179
Miscellaneous	6,091
Total liabilities	1,208,320
Commitments and contingent liabilities (Note 9)	—
Net assets	$66,024,211

Net assets consist of:
Paid in capital	$51,046,418
Undistributed net investment income	634,385
Accumulated net realized gain on investments	2,557,627
Net unrealized appreciation on investments	11,785,781
Net assets	$66,024,211

Investor Class:
Net assets	$46,294,073
Capital shares outstanding	1,131,055
Net asset value per share	$40.93

A-Class:
Net assets	$6,505,517
Capital shares outstanding	170,131
Net asset value per share	$38.24
Maximum offering price per share (Net asset value divided by 95.25%)	$40.14

C-Class:
Net assets	$11,003,015
Capital shares outstanding	329,780
Net asset value per share	$33.36

H-Class:
Net assets	$2,221,606
Capital shares outstanding	60,053
Net asset value per share	$36.99

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $9,481)	$1,376,101
Interest	488
Total investment income	1,376,589

Expenses:
Management fees	394,712
Transfer agent and administrative fees	116,092
Distribution and service fees:
A-Class	26,971
C-Class	58,643
H-Class	11,359
Portfolio accounting fees	46,436
Trustees’ fees*	6,848
Custodian fees	5,484
Line of credit fees	251
Miscellaneous	75,408
Total expenses	742,204
Net investment income	634,385

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,337,287
Net realized gain	9,337,287
Net change in unrealized appreciation (depreciation) on:
Investments	(8,323,113)
Net change in unrealized appreciation (depreciation)	(8,323,113)
Net realized and unrealized gain	1,014,174
Net increase in net assets resulting from operations	$1,648,559

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$634,385	$957,252
Net realized gain on investments	9,337,287	376,530
Net change in unrealized appreciation (depreciation) on investments	(8,323,113)	4,295,317
Net increase in net assets resulting from operations	1,648,559	5,629,099

Distributions to shareholders from:
Net investment income
Investor Class	—	(406,169)
A-Class	—	(268,532)
C-Class	—	(122,718)
H-Class	—	(173,650)*
Total distributions to shareholders	—	(971,069)

Capital share transactions:
Proceeds from sale of shares
Investor Class	157,815,337	150,469,741
A-Class	25,158,141	48,138,913
C-Class	5,589,626	22,853,937
H-Class	89,734,743	142,307,243 *
Distributions reinvested
Investor Class	—	394,790
A-Class	—	260,843
C-Class	—	121,826
H-Class	—	173,410 *
Cost of shares redeemed
Investor Class	(162,445,140)	(157,218,282)
A-Class	(41,773,799)	(37,759,601)
C-Class	(5,161,907)	(21,684,803)
H-Class	(94,628,598)	(149,530,278)*
Net decrease from capital share transactions	(25,711,597)	(1,472,261)
Net increase (decrease) in net assets	(24,063,038)	3,185,769

Net assets:
Beginning of period	90,087,249	86,901,480
End of period	$66,024,211	$90,087,249
Undistributed net investment income at end of period	$634,385	$—

Capital share activity:
Shares sold
Investor Class	3,798,655	4,123,058
A-Class	641,674	1,422,806
C-Class	166,009	771,627
H-Class	2,461,009	4,366,895 *
Shares issued from reinvestment of distributions
Investor Class	—	11,581
A-Class	—	8,172
C-Class	—	4,346
H-Class	—	5,619 *
Shares redeemed
Investor Class	(3,929,163)	(4,364,735)
A-Class	(1,068,069)	(1,116,343)
C-Class	(152,976)	(733,416)
H-Class	(2,578,093)	(4,598,364)*
Net decrease in shares	(660,954)	(98,754)

*	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares — See Note 8.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$40.23	$36.98	$34.01	$32.71	$29.13	$27.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.73	.84	.78	.74	.73
Net gain (loss) on investments (realized and unrealized)	.37	3.09	2.26	1.98	3.96	1.80
Total from investment operations	.70	3.82	3.10	2.76	4.70	2.53
Less distributions from:
Net investment income	—	(.57)	(.13)	(1.46)	(1.12)	(.40)
Total distributions	—	(.57)	(.13)	(1.46)	(1.12)	(.40)
Net asset value, end of period	$40.93	$40.23	$36.98	$34.01	$32.71	$29.13

Total Return[c]	1.74%	10.61%	9.12%	8.88%	16.75%	9.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,294	$50,753	$55,156	$95,854	$42,907	$37,469
Ratios to average net assets:
Net investment income (loss)	1.58%	2.00%	2.31%	2.38%	2.45%	2.59%
Total expenses	1.39%	1.35%	1.35%	1.40%	1.35%	1.35%
Portfolio turnover rate	241%	475%	384%	508%	534%	549%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$37.63	$34.70	$32.02	$30.95	$27.69	$25.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.63	.66	.63	.65	.67
Net gain (loss) on investments (realized and unrealized)	.36	2.87	2.15	1.90	3.73	1.67
Total from investment operations	.61	3.50	2.81	2.53	4.38	2.34
Less distributions from:
Net investment income	—	(.57)	(.13)	(1.46)	(1.12)	(.40)
Total distributions	—	(.57)	(.13)	(1.46)	(1.12)	(.40)
Net asset value, end of period	$38.24	$37.63	$34.70	$32.02	$30.95	$27.69

Total Return[c]	1.59%	10.38%	8.78%	8.64%	16.46%	9.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,506	$22,448	$9,782	$11	$6,938	$7,912
Ratios to average net assets:
Net investment income (loss)	1.29%	1.85%	1.93%	2.05%	2.26%	2.47%
Total expenses	1.64%	1.60%	1.60%	1.63%	1.61%	1.60%
Portfolio turnover rate	241%	475%	384%	508%	534%	549%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$32.96	$30.70	$28.55	$27.96	$25.31	$23.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.28	.36	.34	.42	.42
Net gain (loss) on investments (realized and unrealized)	.27	2.55	1.92	1.71	3.35	1.53
Total from investment operations	.40	2.83	2.28	2.05	3.77	1.95
Less distributions from:
Net investment income	—	(.57)	(.13)	(1.46)	(1.12)	(.40)
Total distributions	—	(.57)	(.13)	(1.46)	(1.12)	(.40)
Net asset value, end of period	$33.36	$32.96	$30.70	$28.55	$27.96	$25.31

Total Return[c]	1.21%	9.55%	7.99%	7.83%	15.58%	8.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,003	$10,439	$8,417	$8,387	$7,001	$6,961
Ratios to average net assets:
Net investment income (loss)	0.78%	0.94%	1.18%	1.22%	1.62%	1.70%
Total expenses	2.38%	2.35%	2.35%	2.38%	2.36%	2.35%
Portfolio turnover rate	241%	475%	384%	508%	534%	549%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$36.40	$33.61	$31.09	$30.19	$27.10	$25.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.54	.60	.69	.48	.56
Net gain (loss) on investments (realized and unrealized)	.39	2.82	2.05	1.67	3.73	1.68
Total from investment operations	.59	3.36	2.65	2.36	4.21	2.24
Less distributions from:
Net investment income	—	(.57)	(.13)	(1.46)	(1.12)	(.40)
Total distributions	—	(.57)	(.13)	(1.46)	(1.12)	(.40)
Net asset value, end of period	$36.99	$36.40	$33.61	$31.09	$30.19	$27.10

Total Return[c]	1.62%	10.31%	8.53%	8.29%	16.23%	8.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,222	$6,448	$13,546	$2,269	$4,812	$8,036
Ratios to average net assets:
Net investment income (loss)	1.06%	1.65%	1.79%	2.32%	1.70%	2.11%
Total expenses	1.62%	1.68%	1.84%	1.88%	1.85%	1.84%
Portfolio turnover rate	241%	475%	384%	508%	534%	549%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class — See Note 8.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2016, the Trust consisted of fifty-three funds.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (the “Funds”), each a non-diversified investment company. Only Investor Class, A-Class, C-Class and H-Class had been issued by the Funds.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities; RFS ceased to be an affiliate of GI as of October 4, 2016, when it was acquired by MUFG Investor Services. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change has no impact on the financial statements of the Funds.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

F. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.29% at September 30, 2016.

G. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provided transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provided accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund:

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2016, GFD retained sales charges of $145,031 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$28,529,494	$351,889	$(77,258)	$274,631
Basic Materials Fund	110,242,034	8,680,420	(925,631)	7,754,789
Biotechnology Fund	202,925,223	152,577,509	(5,206,386)	147,371,123
Consumer Products Fund	376,330,868	94,047,990	(4,764,735)	89,283,255
Electronics Fund	39,860,817	—	(903,485)	(903,485)
Energy Fund	46,881,184	3,664,892	(17,441)	3,647,451
Energy Services Fund	15,730,009	—	(367,772)	(367,772)
Financial Services Fund	47,232,189	2,868,323	(974,032)	1,894,291
Health Care Fund	37,842,162	12,392,190	(510,764)	11,881,426
Internet Fund	40,442,007	5,360,120	(352,848)	5,007,272
Leisure Fund	17,995,188	1,519,366	(191,307)	1,328,059
Precious Metals Fund	98,178,538	13,226,686	(144,913)	13,081,773
Real Estate Fund	34,141,502	388,814	(132,971)	255,843
Retailing Fund	10,340,283	581,775	(80,120)	501,655
Technology Fund	45,574,226	4,949,912	(525,868)	4,424,044
Telecommunications Fund	16,027,966	1,316,125	(88,374)	1,227,751
Transportation Fund	17,367,443	6,204,340	(64,126)	6,140,214
Utilities Fund	60,126,279	6,574,049	(472,205)	6,101,844

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Royal Bank of Canada			U.S. TIP Notes
0.36%			0.63%
Due 10/03/16	$3,446,119	$3,446,222	07/15/21	$3,127,500	$3,515,043

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Securities Transactions

For the period ended September 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$231,851,852	$216,437,499
Basic Materials Fund	185,878,703	118,364,021
Biotechnology Fund	322,443,284	381,739,931
Consumer Products Fund	233,919,273	196,672,531
Electronics Fund	205,398,741	189,556,066
Energy Fund	291,895,168	284,446,095
Energy Services Fund	257,648,515	255,695,759
Financial Services Fund	67,286,590	38,822,474
Health Care Fund	97,983,201	115,790,213
Internet Fund	71,639,801	66,375,032
Leisure Fund	36,049,391	54,594,830
Precious Metals Fund	250,501,315	228,589,152
Real Estate Fund	213,797,115	229,507,731
Retailing Fund	79,477,624	90,617,959
Technology Fund	67,529,622	56,077,698
Telecommunications Fund	70,935,347	88,355,522
Transportation Fund	82,860,502	91,270,552
Utilities Fund	217,404,006	242,019,674

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$7,463,395	$9,196,752	$325,001
Basic Materials Fund	15,497,951	10,414,627	226,555
Biotechnology Fund	12,788,137	23,792,916	1,220,238
Consumer Products Fund	19,526,134	5,081,797	74,500
Electronics Fund	7,042,168	10,038,101	108,337
Energy Fund	21,315,447	13,171,680	3,816
Energy Services Fund	9,156,168	8,169,156	(31,010)
Financial Services Fund	11,814,879	9,641,087	38,932
Health Care Fund	15,638,266	12,765,727	(105,600)
Internet Fund	16,089,136	10,310,639	344,529
Leisure Fund	3,648,496	6,946,532	532,597
Precious Metals Fund	20,060,490	16,654,089	1,122,305
Real Estate Fund	14,821,195	19,003,518	450,828
Retailing Fund	4,133,750	7,430,731	379,676
Technology Fund	10,486,116	6,956,791	414,386
Telecommunications Fund	4,886,653	7,110,186	866,127
Transportation Fund	1,754,835	2,039,474	175,075
Utilities Fund	13,158,003	10,644,285	553,866

7. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2016. The Funds did not have any borrowings outstanding under this agreement at September 30, 2016.

The average daily balances borrowed for the period ended September 30, 2016, were as follows:

Fund	Average Daily Balance
Banking Fund	$5,960
Basic Materials Fund	7,156
Biotechnology Fund	192,494
Consumer Products Fund	20,642
Electronics Fund	74,049
Energy Fund	34,469
Energy Services Fund	29,698
Financial Services Fund	22,956
Health Care Fund	5,880
Internet Fund	7,510
Leisure Fund	7,137
Precious Metals Fund	14,590
Real Estate Fund	8,664
Retailing Fund	22,375
Technology Fund	21,315
Telecommunications Fund	17,086
Transportation Fund	27,644
Utilities Fund	39,567

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Conversion of Advisor Class Shares to H-Class Shares

Effective upon the close of business on September 30, 2015, the Funds converted their existing Advisor Class shares to H-Class shares, which effectively reduced the distribution and shareholder services fees paid by the Funds.

9. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff appealed the dismissal to the U.S. District Court for the Southern District of New York.

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

10. Subsequent Event

Share Splits.

Share splits occurred for the following Funds at the close of business:

Fund	Effective Date	Split Type
Energy Fund	November 7, 2016	One-for-Four Reverse Split
Financial Services Fund	October 31, 2016	Two-for-One Share Split

The effect of the reverse share split was to divide the number of outstanding shares of the Energy Fund by its split ratio, resulting in a corresponding increase in the NAV. The effect of the share split was to multiply the number of outstanding shares of the Financial Services Fund by its split ratio, resulting in a corresponding decrease in the NAV. The share transactions presented in the Statements of Changes in net assets and the per share data in the Financial Highlights for each of the periods presented through September 30, 2016, have been restated to reflect these respective share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Portfolio Securities Loaned

Effective October 6, 2016, each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans would be collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of securities loaned as determined at the close of business on the preceding business day. The cash collateral received would be held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts will invest in short-term investments valued at amortized cost, which approximates market value. Each Fund will receive compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation will be accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned will be accounted for in the same manner as other dividend and interest income. The borrower will pay to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds would retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 19, 2016, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from Fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance

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OTHER INFORMATION (Unaudited)(continued)

policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

OTHER INFORMATION (Unaudited)(concluded)

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	232

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); AML Officer, certain funds in the Fund Complex (2016-present). Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Managing Director of Transparent Value, LLC (2015-present); Managing Director of Guggenheim Investments (2015-present).

Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 157

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Some of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

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9.30.2016

Rydex Funds Semi-Annual Report

Domestic Equity Funds
Nova Fund
S&P 500® Fund
Inverse S&P 500® Strategy Fund
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 1.5x Strategy Fund
Russell 2000® Fund
Inverse Russell 2000® Strategy Fund
Dow Jones Industrial Average® Fund
Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund
Inverse High Yield Strategy Fund
Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RBENF-SEMI-0916x0317

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
NOVA FUND	10
S&P 500® FUND	24
INVERSE S&P 500® STRATEGY FUND	36
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND	44
INVERSE NASDAQ-100® STRATEGY FUND	52
MID-CAP 1.5x STRATEGY FUND	60
INVERSE MID-CAP STRATEGY FUND	71
RUSSELL 2000® 1.5x STRATEGY FUND	78
RUSSELL 2000® FUND	103
INVERSE RUSSELL 2000® STRATEGY FUND	129
DOW JONES INDUSTRIAL AVERAGE® FUND	136
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	143
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	152
HIGH YIELD STRATEGY FUND	160
INVERSE HIGH YIELD STRATEGY FUND	168
U.S. GOVERNMENT MONEY MARKET FUND	175
NOTES TO FINANCIAL STATEMENTS	181
OTHER INFORMATION	200
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	203
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	207

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for 16 of our Target Beta 1 Funds (the “Funds”) for the six-month period ended September 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC, is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2016

Economic growth continues to rebound, even though the rise in U.S. Gross Domestic Product (“GDP”) disappointed in the first half of 2016. There was a large headwind from inventory drawdowns, which should soon reverse after five quarters of dragging on growth. Real GDP growth is expected to be around 2.5 percent in the second half of the year, driven by consumption, housing, and a fading trade drag, and supporting the view that U.S. economic growth remains resilient to global weakness.

The euro zone economy is slowly improving, but inflation will likely persist well below the European Central Bank’s (“ECB”) target in the coming quarters due to substantial slack. The ECB has indicated that more quantitative easing is possible, but will soon need to alter the quantitative easing program in order to keep up their purchase pace. Both China and Japan need weaker currencies. Chinese growth and capital flows have stabilized for now, but surging construction and a credit boom raise the prospect of future instability. Japan’s economic prospects are weak, and inflation remains far from the Bank of Japan’s (“BOJ”) target. The surging yen could drive further policy easing, including an increase in fiscal stimulus.

It appears the U.S. Federal Reserve (the “Fed”) will move forward with raising rates in December, absent any economic or geopolitical surprise or a meaningful tightening of financial conditions over the fourth quarter. But key events could influence risk asset performance for the balance of the year. A continued recovery in oil prices following the Organization of Petroleum Exporting Countries (“OPEC”) agreement to keep production between 32.5 to 33 million barrels per day would help sustain the rally (although we are skeptical that they will adhere to any quota based on historical production levels). Global oil inventories remain high, but supply and demand are moving toward balance. A rebound in GDP growth would also lift U.S. equity and corporate bond prices higher.

The macroeconomic picture remains the same; we are not on the verge of a recession. But despite our positive outlook on the U.S. economy, valuations across risk assets argue for caution. Ongoing accommodation from central bankers across the globe has alleviated much of the initial macroeconomic tail risk posed by Brexit but may not be enough to dampen the seasonal volatility typically observed in the fourth quarter. Ongoing troubles in the banking sector, such as the woes afflicting Deutsche Bank and Wells Fargo, coupled with uncertainty surrounding upcoming political events, which include the new Trump administration, the Italian constitutional referendum, and key European elections, may create volatility for risk assets for the balance of the year.

For the six months ended September 30, 2016, the Standard & Poor’s 500® (“S&P 500®”) Index* returned 6.40%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.88%. The return of the MSCI Emerging Markets Index* was 9.75%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.68% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 11.38%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.17% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indicies are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (“MBS”) (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2016 and ending September 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.27%	8.50%	$ 1,000.00	$ 1,085.00	$ 6.64
A-Class	1.52%	8.42%	1,000.00	1,084.20	7.94
C-Class	2.27%	7.98%	1,000.00	1,079.80	11.84
H-Class	1.52%	8.36%	1,000.00	1,083.60	7.94
S&P 500® Fund
A-Class	1.57%	5.50%	1,000.00	1,055.00	8.09
C-Class	2.32%	5.09%	1,000.00	1,050.90	11.93
H-Class	1.57%	5.50%	1,000.00	1,055.00	8.09
Inverse S&P 500® Strategy Fund
Investor Class	1.42%	(6.64%)	1,000.00	933.60	6.88
A-Class	1.67%	(6.76%)	1,000.00	932.40	8.09
C-Class	2.42%	(7.12%)	1,000.00	928.80	11.70
H-Class	1.67%	(6.61%)	1,000.00	933.90	8.10
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.35%	17.63%	1,000.00	1,176.30	7.37
C-Class	2.10%	17.19%	1,000.00	1,171.90	11.38
H-Class	1.35%	17.66%	1,000.00	1,176.60	7.37
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.46%	(9.50%)	1,000.00	905.00	6.92
A-Class	1.70%	(9.49%)	1,000.00	905.10	8.12
C-Class	2.46%	(9.98%)	1,000.00	900.20	11.67
H-Class	1.70%	(9.66%)	1,000.00	903.40	8.11
Mid-Cap 1.5x Strategy Fund
A-Class	1.67%	11.21%	1,000.00	1,112.10	8.84
C-Class	2.42%	10.78%	1,000.00	1,107.80	12.73
H-Class	1.67%	11.20%	1,000.00	1,112.00	8.84
Inverse Mid-Cap Strategy Fund
A-Class	1.67%	(8.86%)	1,000.00	911.40	8.00
C-Class	2.41%	(9.21%)	1,000.00	907.90	11.53
H-Class	1.66%	(8.83%)	1,000.00	911.70	7.96
Russell 2000® 1.5x Strategy Fund
A-Class	1.71%	18.83%	1,000.00	1,188.30	9.38
C-Class	2.46%	18.38%	1,000.00	1,183.80	13.47
H-Class	1.71%	18.77%	1,000.00	1,187.70	9.38
Russell 2000® Fund
A-Class	1.61%	12.13%	1,000.00	1,121.30	8.56
C-Class	2.36%	11.70%	1,000.00	1,117.00	12.52
H-Class	1.61%	12.10%	1,000.00	1,121.00	8.56
Inverse Russell 2000® Strategy Fund
A-Class	1.71%	(13.13%)	1,000.00	868.70	8.01
C-Class	2.46%	(13.47%)	1,000.00	865.30	11.50
H-Class	1.71%	(13.10%)	1,000.00	869.00	8.01

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Dow Jones Industrial Average® Fund
A-Class	1.55%	4.13%	$ 1,000.00	$ 1,041.30	$ 7.93
C-Class	2.30%	3.74%	1,000.00	1,037.40	11.75
H-Class	1.55%	4.21%	1,000.00	1,042.10	7.93
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	8.91%	1,000.00	1,089.10	5.08
A-Class	1.22%	8.78%	1,000.00	1,087.80	6.39
C-Class	1.97%	8.36%	1,000.00	1,083.60	10.29
H-Class	1.22%	8.82%	1,000.00	1,088.20	6.33
Inverse Government Long Bond Strategy Fund
Investor Class	3.04%	(7.79%)	1,000.00	922.10	14.60
A-Class	3.32%	(7.91%)	1,000.00	920.90	15.94
C-Class	4.08%	(8.25%)	1,000.00	917.50	19.56
H-Class	3.36%	(7.64%)	1,000.00	923.60	16.20
High Yield Strategy Fund
A-Class	1.50%	5.81%	1,000.00	1,058.10	7.74
C-Class	2.25%	5.38%	1,000.00	1,053.80	11.53
H-Class	1.50%	5.77%	1,000.00	1,057.70	7.74
Inverse High Yield Strategy Fund
A-Class	1.51%	(5.41%)	1,000.00	945.90	7.37
C-Class	2.27%	(5.85%)	1,000.00	941.50	11.00
H-Class	1.51%	(4.79%)	1,000.00	952.10	7.39
U.S. Government Money Market Fund
Money Market Class	0.30%	0.00%	1,000.00	1,000.00	1.50

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.27%	5.00%	$ 1,000.00	$ 1,018.70	$ 6.43
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P 500® Fund
A-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
C-Class	2.32%	5.00%	1,000.00	1,013.44	11.71
H-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
Inverse S&P 500® Strategy Fund
Investor Class	1.42%	5.00%	1,000.00	1,017.95	7.18
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.35%	5.00%	1,000.00	1,018.30	6.83
C-Class	2.10%	5.00%	1,000.00	1,014.59	10.56
H-Class	1.35%	5.00%	1,000.00	1,018.30	6.83
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.80	7.33
A-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
C-Class	2.46%	5.00%	1,000.00	1,012.78	12.36
H-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
Mid-Cap 1.5x Strategy Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.42%	5.00%	1,000.00	1,012.99	12.16
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
Inverse Mid-Cap Strategy Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.41%	5.00%	1,000.00	1,012.99	12.16
H-Class	1.66%	5.00%	1,000.00	1,016.75	8.39
Russell 2000® 1.5x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Russell 2000® Fund
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Inverse Russell 2000® Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Dow Jones Industrial Average® Fund
A-Class	1.55%	5.00%	$ 1,000.00	$ 1,017.30	$ 7.84
C-Class	2.30%	5.00%	1,000.00	1,013.54	11.61
H-Class	1.55%	5.00%	1,000.00	1,017.30	7.84
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	5.00%	1,000.00	1,020.21	4.91
A-Class	1.22%	5.00%	1,000.00	1,018.95	6.17
C-Class	1.97%	5.00%	1,000.00	1,015.19	9.95
H-Class	1.22%	5.00%	1,000.00	1,019.00	6.12
Inverse Government Long Bond Strategy Fund
Investor Class	3.04%	5.00%	1,000.00	1,009.88	15.27
A-Class	3.32%	5.00%	1,000.00	1,008.47	16.67
C-Class	4.08%	5.00%	1,000.00	1,004.66	20.45
H-Class	3.36%	5.00%	1,000.00	1,008.22	16.92
High Yield Strategy Fund
A-Class	1.50%	5.00%	1,000.00	1,017.55	7.59
C-Class	2.25%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.50%	5.00%	1,000.00	1,017.55	7.59
Inverse High Yield Strategy Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.27%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
U.S. Government Money Market Fund
Money Market Class	0.30%	5.00%	1,000.00	1,023.56	1.52

[1]

This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.41%, 1.66%, 2.41% and 1.67% for the Investor Class, A-Class, C-Class and H-Class, respectively. Excludes expenses of the underlying funds in which the Funds invest.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2016 to September 30, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

FUND PROFILE (Unaudited)	September 30, 2016

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	July 12, 1993
A-Class	March 31, 2004
C-Class	March 14, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	4.4%
Guggenheim Strategy Fund II	3.9%
Federal Farm Credit Bank	3.7%
Apple, Inc.	2.0%
Microsoft Corp.	1.4%
Exxon Mobil Corp.	1.2%
Amazon.com, Inc.	1.1%
Johnson & Johnson	1.0%
Facebook, Inc. — Class A	1.0%
Berkshire Hathaway, Inc. — Class B	0.9%
Top Ten Total	20.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
NOVA FUND

	Shares	Value

COMMON STOCKS† - 59.8%

Consumer, Non-cyclical - 14.3%
Johnson & Johnson	23,650	$2,793,774
Procter & Gamble Co.	23,070	2,070,532
Pfizer, Inc.	52,434	1,775,939
Merck & Company, Inc.	23,904	1,491,849
Coca-Cola Co.	33,579	1,421,063
PepsiCo, Inc.	12,441	1,353,208
Philip Morris International, Inc.	13,410	1,303,720
UnitedHealth Group, Inc.	8,233	1,152,621
Amgen, Inc.	6,469	1,079,093
Altria Group, Inc.	16,890	1,067,955
Medtronic plc	11,946	1,032,134
Gilead Sciences, Inc.	11,407	902,521
AbbVie, Inc.	14,078	887,899
Allergan plc*	3,423	788,351
Bristol-Myers Squibb Co.	14,444	778,820
Celgene Corp.*	6,700	700,351
Eli Lilly & Co.	8,396	673,863
Biogen, Inc.*	1,894	592,879
Mondelez International, Inc. — Class A	13,447	590,322
Colgate-Palmolive Co.	7,706	571,323
Thermo Fisher Scientific, Inc.	3,408	542,077
Abbott Laboratories	12,707	537,379
Kraft Heinz Co.	5,150	460,977
Danaher Corp.	5,253	411,783
PayPal Holdings, Inc.*	9,702	397,491
Kimberly-Clark Corp.	3,109	392,169
Express Scripts Holding Co.*	5,448	384,248
Aetna, Inc.	3,032	350,044
Automatic Data Processing, Inc.	3,943	347,773
Reynolds American, Inc.	7,156	337,405
Becton Dickinson and Co.	1,841	330,883
General Mills, Inc.	5,160	329,621
McKesson Corp.	1,951	325,329
Stryker Corp.	2,686	312,677
Cigna Corp.	2,218	289,050
S&P Global, Inc.	2,281	288,683
Anthem, Inc.	2,275	285,080
Boston Scientific Corp.*	11,763	279,959
Ecolab, Inc.	2,269	276,183
Regeneron Pharmaceuticals, Inc.*	652	262,117
Constellation Brands, Inc. — Class A	1,531	254,897
Kroger Co.	8,203	243,465
Intuitive Surgical, Inc.*	333	241,368
Alexion Pharmaceuticals, Inc.*	1,938	237,483
Illumina, Inc.*	1,267	230,163
Humana, Inc.	1,289	228,011
Zimmer Biomet Holdings, Inc.	1,729	224,805
Zoetis, Inc.	4,279	222,551
Edwards Lifesciences Corp.*	1,840	221,830
Sysco Corp.	4,415	216,379
Cardinal Health, Inc.	2,753	213,908
Archer-Daniels-Midland Co.	5,029	212,073
Baxter International, Inc.	4,231	201,396
St. Jude Medical, Inc.	2,463	196,449
HCA Holdings, Inc.*	2,553	193,084
Tyson Foods, Inc. — Class A	2,571	191,977
Vertex Pharmaceuticals, Inc.*	2,142	186,804
Molson Coors Brewing Co. — Class B	1,592	174,802
Monster Beverage Corp.*	1,168	171,474
ConAgra Foods, Inc.	3,603	169,737
Estee Lauder Companies, Inc. — Class A	1,909	169,061
Kellogg Co.	2,180	168,885
Moody’s Corp.	1,446	156,573
Nielsen Holdings plc	2,903	155,514
Mylan N.V.*	3,977	151,603
Dr Pepper Snapple Group, Inc.	1,602	146,279
CR Bard, Inc.	635	142,418
Clorox Co.	1,118	139,951
Equifax, Inc.	1,032	138,887
JM Smucker Co.	1,006	136,353
AmerisourceBergen Corp. — Class A	1,563	126,259
Mead Johnson Nutrition Co. — Class A	1,596	126,100
Laboratory Corporation of America Holdings*	884	121,532
DENTSPLY SIRONA, Inc.	2,013	119,633
Hershey Co.	1,213	115,963
Henry Schein, Inc.*	707	115,227
Perrigo Company plc	1,238	114,305
Verisk Analytics, Inc. — Class A*	1,358	110,378
Church & Dwight Company, Inc.	2,227	106,718
Global Payments, Inc.	1,328	101,937
Quest Diagnostics, Inc.	1,202	101,725
McCormick & Company, Inc.	994	99,320
Centene Corp.*	1,476	98,833
Universal Health Services, Inc. — Class B	779	95,988
DaVita, Inc.*	1,431	94,546
Hologic, Inc.*	2,398	93,114
Campbell Soup Co.	1,681	91,951
Hormel Foods Corp.	2,335	88,567
Western Union Co.	4,216	87,777
Cintas Corp.	739	83,211
Varian Medical Systems, Inc.*	807	80,321
Whole Foods Market, Inc.	2,755	78,104
Cooper Companies, Inc.	421	75,468
Brown-Forman Corp. — Class B	1,576	74,765
Total System Services, Inc.	1,430	67,425
Mallinckrodt plc*	931	64,965
Avery Dennison Corp.	768	59,743
United Rentals, Inc.*	745	58,475
H&R Block, Inc.	1,894	43,846
Robert Half International, Inc.	1,125	42,593
Quanta Services, Inc.*	1,305	36,527
Endo International plc*	1,713	34,517
Patterson Companies, Inc.	719	33,031
Coty, Inc. — Class A*	599	14,077
Total Consumer, Non-cyclical		38,764,266

Financial - 10.1%
Berkshire Hathaway, Inc. — Class B*	16,413	2,371,186
JPMorgan Chase & Co.	31,223	2,079,139
Wells Fargo & Co.	39,254	1,738,167

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NOVA FUND

	Shares	Value

Bank of America Corp.	88,214	$1,380,549
Visa, Inc. — Class A	16,307	1,348,589
Citigroup, Inc.	25,115	1,186,181
Mastercard, Inc. — Class A	8,289	843,572
U.S. Bancorp	13,907	596,471
Simon Property Group, Inc.	2,715	562,032
Goldman Sachs Group, Inc.	3,260	525,740
American International Group, Inc.	8,792	521,716
Chubb Ltd.	4,020	505,113
American Express Co.	6,708	429,580
MetLife, Inc.	9,498	421,995
American Tower Corp. — Class A	3,678	416,827
Morgan Stanley	12,725	407,964
PNC Financial Services Group, Inc.	4,248	382,702
BlackRock, Inc. — Class A	1,055	382,395
Bank of New York Mellon Corp.	9,229	368,053
Charles Schwab Corp.	10,407	328,549
Capital One Financial Corp.	4,375	314,256
Prudential Financial, Inc.	3,778	308,474
CME Group, Inc. — Class A	2,928	306,035
Marsh & McLennan Companies, Inc.	4,480	301,280
Public Storage	1,289	287,628
Travelers Companies, Inc.	2,492	285,459
Intercontinental Exchange, Inc.	1,029	277,171
Crown Castle International Corp.	2,918	274,905
BB&T Corp.	7,041	265,587
Aon plc	2,296	258,277
Aflac, Inc.	3,540	254,420
Prologis, Inc.	4,554	243,821
Welltower, Inc.	3,094	231,338
Allstate Corp.	3,211	222,137
Equinix, Inc.	614	221,194
State Street Corp.	3,169	220,657
Ventas, Inc.	3,036	214,433
AvalonBay Communities, Inc.	1,187	211,096
Weyerhaeuser Co.	6,472	206,716
Equity Residential	3,160	203,283
Discover Financial Services	3,489	197,303
Synchrony Financial	6,848	191,744
SunTrust Banks, Inc.	4,334	189,829
Boston Properties, Inc.	1,329	181,129
Progressive Corp.	5,030	158,445
M&T Bank Corp.	1,355	157,316
HCP, Inc.	4,041	153,356
Vornado Realty Trust	1,485	150,297
Realty Income Corp.	2,235	149,589
Willis Towers Watson plc	1,121	148,835
T. Rowe Price Group, Inc.	2,149	142,909
Hartford Financial Services Group, Inc.	3,335	142,805
General Growth Properties, Inc.	5,047	139,297
Ameriprise Financial, Inc.	1,395	139,179
Fifth Third Bancorp	6,625	135,548
Essex Property Trust, Inc.	566	126,048
Northern Trust Corp.	1,841	125,170
Digital Realty Trust, Inc.	1,269	123,245
Principal Financial Group, Inc.	2,312	119,091
KeyCorp	9,355	113,850
Citizens Financial Group, Inc.	4,490	110,948
Invesco Ltd.	3,543	110,790
Alliance Data Systems Corp.*	506	108,552
Franklin Resources, Inc.	3,037	108,026
Regions Financial Corp.	10,850	107,090
Kimco Realty Corp.	3,631	105,118
Host Hotels & Resorts, Inc.	6,418	99,928
Loews Corp.	2,390	98,349
Cincinnati Financial Corp.	1,295	97,669
Lincoln National Corp.	2,012	94,524
Federal Realty Investment Trust	613	94,359
SL Green Realty Corp.	867	93,723
Huntington Bancshares, Inc.	9,383	92,516
Extra Space Storage, Inc.	1,087	86,319
Macerich Co.	1,042	84,267
UDR, Inc.	2,309	83,101
XL Group Ltd.	2,377	79,939
Iron Mountain, Inc.	2,116	79,413
Arthur J Gallagher & Co.	1,530	77,831
CBRE Group, Inc. — Class A*	2,582	72,244
Unum Group	2,028	71,609
Comerica, Inc.	1,503	71,122
E*TRADE Financial Corp.*	2,366	68,898
Affiliated Managers Group, Inc.*	466	67,430
Nasdaq, Inc.	987	66,662
Apartment Investment & Management Co. — Class A	1,354	62,162
Torchmark Corp.	963	61,526
Zions Bancorporation	1,773	54,998
Assurant, Inc.	520	47,970
People’s United Financial, Inc.	2,688	42,524
Navient Corp.	2,740	39,648
Legg Mason, Inc.	796	26,650
Total Financial		27,455,577

Communications - 8.2%
Amazon.com, Inc.*	3,401	2,847,692
Facebook, Inc. — Class A*	20,081	2,575,791
AT&T, Inc.	53,180	2,159,640
Alphabet, Inc. — Class A*	2,548	2,048,745
Alphabet, Inc. — Class C*	2,554	1,985,199
Verizon Communications, Inc.	35,237	1,831,619
Cisco Systems, Inc.	43,479	1,379,154
Comcast Corp. — Class A	20,767	1,377,682
Walt Disney Co.	12,781	1,186,843
Priceline Group, Inc.*	429	631,269
Time Warner, Inc.	6,724	535,298
Charter Communications, Inc. — Class A*	1,874	505,924
Netflix, Inc.*	3,706	365,226
Yahoo!, Inc.*	7,569	326,224
eBay, Inc.*	9,077	298,633
Twenty-First Century Fox, Inc. — Class A	9,198	222,776
CBS Corp. — Class B	3,517	192,520
Omnicom Group, Inc.	2,045	173,825
Symantec Corp.	5,321	133,557
CenturyLink, Inc.	4,720	129,470

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NOVA FUND

	Shares	Value

Expedia, Inc.	1,042	$121,622
Level 3 Communications, Inc.*	2,517	116,738
Viacom, Inc. — Class B	3,002	114,376
Motorola Solutions, Inc.	1,441	109,919
Twenty-First Century Fox, Inc. — Class B	4,211	104,180
Juniper Networks, Inc.	3,310	79,639
Interpublic Group of Companies, Inc.	3,464	77,420
F5 Networks, Inc.*	572	71,294
VeriSign, Inc.*	802	62,748
TripAdvisor, Inc.*	988	62,422
Scripps Networks Interactive, Inc. — Class A	822	52,189
Discovery Communications, Inc. — Class C*	1,938	50,989
News Corp. — Class A	3,290	45,994
Frontier Communications Corp.	10,140	42,182
TEGNA, Inc.	1,852	40,485
Discovery Communications, Inc. — Class A*	1,304	35,104
News Corp. — Class B	1,035	14,718
Total Communications		22,109,106

Technology – 8.0%
Apple, Inc.	46,580	5,265,868
Microsoft Corp.	67,362	3,880,051
Intel Corp.	40,897	1,543,861
International Business Machines Corp.	7,519	1,194,393
Oracle Corp.	26,016	1,021,908
QUALCOMM, Inc.	12,739	872,622
Accenture plc — Class A	5,382	657,519
Texas Instruments, Inc.	8,672	608,600
Broadcom Ltd.	3,419	589,846
Adobe Systems, Inc.*	4,307	467,481
salesforce.com, Inc.*	5,566	397,023
Hewlett Packard Enterprise Co.	14,365	326,804
NVIDIA Corp.	4,625	316,905
Applied Materials, Inc.	9,344	281,722
Activision Blizzard, Inc.	5,897	261,237
Cognizant Technology Solutions Corp. — Class A*	5,246	250,287
Intuit, Inc.	2,118	233,001
HP, Inc.	14,789	229,673
Electronic Arts, Inc.*	2,600	222,040
Fidelity National Information Services, Inc.	2,834	218,304
Fiserv, Inc.*	1,900	188,993
Analog Devices, Inc.	2,657	171,244
Paychex, Inc.	2,774	160,531
Cerner Corp.*	2,598	160,427
Micron Technology, Inc.*	8,976	159,593
Western Digital Corp.	2,457	143,660
Lam Research Corp.	1,385	131,173
Red Hat, Inc.*	1,565	126,499
Skyworks Solutions, Inc.	1,621	123,423
Linear Technology Corp.	2,072	122,849
Autodesk, Inc.*	1,687	122,021
Xilinx, Inc.	2,191	119,059
Microchip Technology, Inc.	1,861	115,643
Citrix Systems, Inc.*	1,346	114,706
Seagate Technology plc	2,581	99,498
KLA-Tencor Corp.	1,348	93,969
CA, Inc.	2,716	89,845
NetApp, Inc.	2,408	86,255
Akamai Technologies, Inc.*	1,510	80,015
Xerox Corp.	7,358	74,537
Qorvo, Inc.*	1,105	61,593
Dun & Bradstreet Corp.	313	42,762
Teradata Corp.*	1,127	34,937
CSRA, Inc.	1,259	33,867
Pitney Bowes, Inc.	1,604	29,129
Total Technology		21,525,373

Industrial - 5.7%
General Electric Co.	77,464	2,294,483
3M Co.	5,224	920,625
Honeywell International, Inc.	6,577	766,811
Union Pacific Corp.	7,199	702,118
United Technologies Corp.	6,728	683,565
Boeing Co.	5,015	660,676
United Parcel Service, Inc. — Class B	5,976	653,535
Lockheed Martin Corp.	2,182	523,069
Caterpillar, Inc.	5,050	448,289
General Dynamics Corp.	2,480	384,797
FedEx Corp.	2,112	368,924
Raytheon Co.	2,551	347,268
Illinois Tool Works, Inc.	2,762	330,998
Northrop Grumman Corp.	1,544	330,339
Emerson Electric Co.	5,563	303,240
Eaton Corporation plc	3,931	258,306
CSX Corp.	8,178	249,429
Norfolk Southern Corp.	2,537	246,241
Waste Management, Inc.	3,517	224,244
Deere & Co.	2,501	213,460
Corning, Inc.	8,963	211,975
TE Connectivity Ltd.	3,073	197,840
Amphenol Corp. — Class A	2,668	173,207
Cummins, Inc.	1,341	171,849
Stanley Black & Decker, Inc.	1,300	159,874
Roper Technologies, Inc.	875	159,661
Ingersoll-Rand plc	2,230	151,506
Parker-Hannifin Corp.	1,157	145,238
Rockwell Automation, Inc.	1,119	136,898
Agilent Technologies, Inc.	2,814	132,511
Vulcan Materials Co.	1,150	130,790
TransDigm Group, Inc.*	433	125,189
Ball Corp.	1,506	123,417
Waters Corp.*	697	110,468
WestRock Co.	2,174	105,396
Republic Services, Inc. — Class A	2,015	101,657
L-3 Communications Holdings, Inc.	668	100,688
Acuity Brands, Inc.	379	100,283
Dover Corp.	1,342	98,825
Harris Corp.	1,074	98,389
Martin Marietta Materials, Inc.	548	98,152

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NOVA FUND

	Shares	Value

Masco Corp.	2,854	$97,921
AMETEK, Inc.	2,009	95,990
Mettler-Toledo International, Inc.*	228	95,721
Rockwell Collins, Inc.	1,122	94,629
Textron, Inc.	2,329	92,578
Pentair plc	1,440	92,506
Kansas City Southern	933	87,068
CH Robinson Worldwide, Inc.	1,234	86,948
Xylem, Inc.	1,549	81,245
Expeditors International of Washington, Inc.	1,565	80,629
Sealed Air Corp.	1,700	77,894
Fortune Brands Home & Security, Inc.	1,330	77,273
Snap-on, Inc.	502	76,284
Fluor Corp.	1,204	61,790
J.B. Hunt Transport Services, Inc.	760	61,666
Stericycle, Inc.*	735	58,903
Allegion plc	829	57,126
Flowserve Corp.	1,127	54,366
Jacobs Engineering Group, Inc.*	1,049	54,254
PerkinElmer, Inc.	946	53,080
Garmin Ltd.	996	47,918
FLIR Systems, Inc.	1,187	37,296
Ryder System, Inc.	462	30,469
Owens-Illinois, Inc.*	1,401	25,764
Total Industrial		15,423,548

Consumer, Cyclical - 5.6%
Home Depot, Inc.	10,681	1,374,432
Wal-Mart Stores, Inc.	13,102	944,917
McDonald’s Corp.	7,377	851,011
CVS Health Corp.	9,217	820,221
Starbucks Corp.	12,678	686,387
NIKE, Inc. — Class B	11,656	613,688
Walgreens Boots Alliance, Inc.	7,391	595,862
Costco Wholesale Corp.	3,787	577,556
Lowe’s Companies, Inc.	7,561	545,980
TJX Companies, Inc.	5,676	424,452
Ford Motor Co.	33,734	407,169
General Motors Co.	12,287	390,358
Target Corp.	4,969	341,271
Yum! Brands, Inc.	3,202	290,774
Delta Air Lines, Inc.	6,474	254,817
O’Reilly Automotive, Inc.*	820	229,690
Ross Stores, Inc.	3,428	220,420
Newell Brands, Inc.	4,168	219,487
Southwest Airlines Co.	5,362	208,528
AutoZone, Inc.*	252	193,622
Marriott International, Inc. — Class A	2,765	186,181
Carnival Corp.	3,742	182,684
PACCAR, Inc.	3,030	178,103
Delphi Automotive plc	2,358	168,173
American Airlines Group, Inc.	4,581	167,710
Dollar Tree, Inc.*	2,038	160,859
VF Corp.	2,868	160,751
Dollar General Corp.	2,241	156,848
L Brands, Inc.	2,077	146,989
United Continental Holdings, Inc.*	2,536	133,064
Genuine Parts Co.	1,287	129,279
Ulta Salon Cosmetics & Fragrance, Inc.*	507	120,656
Mohawk Industries, Inc.*	545	109,186
Royal Caribbean Cruises Ltd.	1,451	108,752
WW Grainger, Inc.	481	108,148
Chipotle Mexican Grill, Inc. — Class A*	252	106,722
Whirlpool Corp.	652	105,728
Fastenal Co.	2,498	104,366
Macy’s, Inc.	2,667	98,813
Advance Auto Parts, Inc.	636	94,840
LKQ Corp.*	2,655	94,146
Best Buy Company, Inc.	2,386	91,097
Mattel, Inc.	2,944	89,144
DR Horton, Inc.	2,929	88,456
CarMax, Inc.*	1,655	88,294
Coach, Inc.	2,411	88,146
Hanesbrands, Inc.	3,266	82,467
Harley-Davidson, Inc.	1,546	81,304
Foot Locker, Inc.	1,170	79,232
Tractor Supply Co.	1,155	77,789
Hasbro, Inc.	976	77,426
PVH Corp.	694	76,687
Goodyear Tire & Rubber Co.	2,269	73,289
Alaska Air Group, Inc.	1,064	70,075
Lennar Corp. — Class A	1,624	68,760
Michael Kors Holdings Ltd.*	1,461	68,360
Kohl’s Corp.	1,552	67,900
Tiffany & Co.	928	67,401
Darden Restaurants, Inc.	1,091	66,900
Wynn Resorts Ltd.	686	66,830
Wyndham Worldwide Corp.	950	63,964
Under Armour, Inc. — Class A*	1,585	61,308
BorgWarner, Inc.	1,741	61,248
Bed Bath & Beyond, Inc.	1,334	57,509
Under Armour, Inc. — Class C*	1,594	53,973
PulteGroup, Inc.	2,673	53,567
Leggett & Platt, Inc.	1,156	52,690
Nordstrom, Inc.	1,005	52,139
Harman International Industries, Inc.	603	50,923
Ralph Lauren Corp. — Class A	487	49,255
Signet Jewelers Ltd.	652	48,594
Staples, Inc.	5,622	48,068
The Gap, Inc.	1,894	42,123
AutoNation, Inc.*	574	27,960
Urban Outfitters, Inc.*	770	26,580
Total Consumer, Cyclical		15,232,098

Energy - 4.4%
Exxon Mobil Corp.	35,845	3,128,551
Chevron Corp.	16,307	1,678,316
Schlumberger Ltd.	12,022	945,410
Occidental Petroleum Corp.	6,604	481,564
ConocoPhillips	10,706	465,390
EOG Resources, Inc.	4,759	460,243
Kinder Morgan, Inc.	16,595	383,842
Halliburton Co.	7,444	334,087

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NOVA FUND

	Shares	Value

Phillips 66	3,842	$309,473
Anadarko Petroleum Corp.	4,716	298,806
Pioneer Natural Resources Co.	1,465	271,977
Spectra Energy Corp.	6,061	259,108
Valero Energy Corp.	3,988	211,364
Apache Corp.	3,280	209,494
Devon Energy Corp.	4,526	199,642
Baker Hughes, Inc.	3,698	186,638
Marathon Petroleum Corp.	4,570	185,496
Williams Companies, Inc.	5,904	181,430
Concho Resources, Inc.*	1,228	168,666
Noble Energy, Inc.	3,714	132,738
Hess Corp.	2,327	124,774
National Oilwell Varco, Inc.	3,264	119,919
Marathon Oil Corp.	7,324	115,792
Cimarex Energy Co.	820	110,183
Equities Corp.	1,493	108,422
Cabot Oil & Gas Corp. — Class A	4,020	103,716
ONEOK, Inc.	1,819	93,478
Tesoro Corp.	1,027	81,708
Newfield Exploration Co.*	1,717	74,621
Range Resources Corp.	1,625	62,969
Helmerich & Payne, Inc.	934	62,858
Southwestern Energy Co.*	4,266	59,041
FMC Technologies, Inc.*	1,950	57,857
Murphy Oil Corp.	1,399	42,530
Chesapeake Energy Corp.*	5,641	35,369
Transocean Ltd.*	2,969	31,650
First Solar, Inc.*	663	26,182
Total Energy		11,803,304

Utilities - 2.0%
NextEra Energy, Inc.	4,037	493,805
Duke Energy Corp.	5,954	476,558
Southern Co.	8,460	433,998
Dominion Resources, Inc.	5,409	401,727
American Electric Power Company, Inc.	4,250	272,893
Exelon Corp.	7,978	265,588
PG&E Corp.	4,309	263,582
Sempra Energy	2,159	231,423
Edison International	2,816	203,456
PPL Corp.	5,861	202,615
Consolidated Edison, Inc.	2,631	198,114
Public Service Enterprise Group, Inc.	4,373	183,098
Xcel Energy, Inc.	4,391	180,646
WEC Energy Group, Inc.	2,728	163,353
Eversource Energy	2,742	148,562
DTE Energy Co.	1,551	145,282
FirstEnergy Corp.	3,676	121,602
Entergy Corp.	1,547	118,701
American Water Works Company, Inc.	1,537	115,029
Ameren Corp.	2,097	103,130
CMS Energy Corp.	2,411	101,286
SCANA Corp.	1,235	89,377
CenterPoint Energy, Inc.	3,723	86,485
Alliant Energy Corp.	1,965	75,279
AES Corp.	5,697	73,207
Pinnacle West Capital Corp.	960	72,950
NiSource, Inc.	2,785	67,146
NRG Energy, Inc.	2,725	30,547
Total Utilities		5,319,439

Basic Materials - 1.4%
EI du Pont de Nemours & Co.	7,558	506,160
Dow Chemical Co.	9,741	504,876
Monsanto Co.	3,783	386,623
Praxair, Inc.	2,465	297,846
Air Products & Chemicals, Inc.	1,871	281,286
PPG Industries, Inc.	2,302	237,935
LyondellBasell Industries N.V. — Class A	2,947	237,706
Sherwin-Williams Co.	694	192,002
Newmont Mining Corp.	4,586	180,184
International Paper Co.	3,554	170,521
Nucor Corp.	2,752	136,086
Alcoa, Inc.	11,371	115,302
Freeport-McMoRan, Inc.	10,563	114,714
International Flavors & Fragrances, Inc.	688	98,363
Eastman Chemical Co.	1,277	86,427
Albemarle Corp.	972	83,096
Mosaic Co.	3,027	74,040
FMC Corp.	1,157	55,929
CF Industries Holdings, Inc.	2,014	49,041
Total Basic Materials		3,808,137

Consumer Discretionary - 0.1%
Johnson Controls International plc	8,161	379,711

Information Technology - 0.0%
Fortive Corp.	2,599	132,289
Dell Technologies Incorporated - VMware Inc — Class V*	1	39
Total Information Technology		132,328

Diversified - 0.0%
Leucadia National Corp.	2,804	53,388

Total Common Stocks
(Cost $152,334,222)		162,006,275

MUTUAL FUNDS† - 8.3%
Guggenheim Strategy Fund I1	481,979	12,044,643
Guggenheim Strategy Fund II1	422,407	10,534,842
Total Mutual Funds
(Cost $22,468,825)		22,579,485

	Face Amount

FEDERAL AGENCY NOTES†† - 3.7%
Federal Farm Credit Bank[2]
0.73% due 09/14/17[3]	$10,000,000	10,015,380
Total Federal Agency Notes
(Cost $10,012,530)		10,015,380

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NOVA FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 3.0%
Farmer Mac[2]
0.66% due 12/09/16	$8,000,000	$7,996,128
Total Federal Agency Discount Notes
(Cost $7,989,880)		7,996,128

U.S. TREASURY BILLS† - 0.2%
United States Treasury Bill
0.00% due 10/13/16††,4,5	500,000	499,977
Total U.S. Treasury Bills
(Cost $499,987)		499,977

REPURCHASE AGREEMENTS††,6 - 23.1%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[7]	37,550,042	37,550,042
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	24,984,144	24,984,144
Total Repurchase Agreements
(Cost $62,534,186)		62,534,186

Total Investments - 98.1%
(Cost $255,839,630)		$265,631,431
Other Assets & Liabilities, net - 1.9%		5,159,225
Total Net Assets - 100.0%		$270,790,656

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $25,490,950)	236	$490,032

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2016 S&P 500 Index Swap 0.95%[8], Terminating 10/27/16 (Notional Value $91,166,334)	42,046	$926,186
BNP Paribas November 2016 S&P 500 Index Swap 0.78%[8], Terminating 11/01/16 (Notional Value $83,179,822)	38,362	652,780
Barclays Bank plc October 2016 S&P 500 Index Swap 0.80%[8], Terminating 10/27/16 (Notional Value $44,424,870)	20,489	(54,685)
(Total Notional Value $218,771,026)		$1,524,281

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 5.
[7]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[8]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$162,006,275	$—	$—	$—	$—	$162,006,275
Equity Futures Contracts	—	490,032	—	—	—	490,032
Equity Index Swap Agreements	—	—	—	1,578,966	—	1,578,966
Federal Agency Discount Notes	—	—	7,996,128	—	—	7,996,128
Federal Agency Notes	—	—	10,015,380	—	—	10,015,380
Mutual Funds	22,579,485	—	—	—	—	22,579,485
Repurchase Agreements	—	—	62,534,186	—	—	62,534,186
U.S. Treasury Bills	—	—	499,977	—	—	499,977
Total	$184,585,760	$490,032	$81,045,671	$1,578,966	$—	$267,700,429

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$54,685	$—	$54,685

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $170,836,619)	$180,517,760
Investments in affiliated issuers, at value (cost $22,468,825)	22,579,485
Repurchase agreements, at value (cost $62,534,186)	62,534,186
Total investments (cost $255,839,630)	265,631,431
Segregated cash with broker	5,374,710
Unrealized appreciation on swap agreements	1,578,966
Cash	2,583
Receivables:
Swap settlement	111
Variation margin	141,707
Securities sold	9,685
Fund shares sold	967,971
Dividends	199,642
Interest	4,086
Total assets	273,910,892

Liabilities:
Unrealized depreciation on swap agreements	54,685
Payable for:
Securities purchased	1,996,609
Fund shares redeemed	735,526
Management fees	141,074
Transfer agent and administrative fees	47,025
Portfolio accounting fees	18,652
Distribution and service fees	12,784
Miscellaneous	113,881
Total liabilities	3,120,236
Commitments and contingent liabilities (Note 13)	—
Net assets	$270,790,656

Net assets consist of:
Paid in capital	$234,460,793
Undistributed net investment income	272,166
Accumulated net realized gain on investments	24,251,583
Net unrealized appreciation on investments	11,806,114
Net assets	$270,790,656

Investor Class:
Net assets	$228,820,226
Capital shares outstanding	4,288,036
Net asset value per share	$53.36

A-Class:
Net assets	$15,383,991
Capital shares outstanding	307,915
Net asset value per share	$49.96
Maximum offering price per share (Net asset value divided by 95.25%)	$52.45

C-Class:
Net assets	$9,723,748
Capital shares outstanding	215,113
Net asset value per share	$45.20

H-Class:
Net assets	$16,862,691
Capital shares outstanding	337,845
Net asset value per share	$49.91

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $50)	$1,353,894
Dividends from securities of affiliated issuers	179,116
Interest	98,888
Total investment income	1,631,898

Expenses:
Management fees	771,949
Transfer agent and administrative fees	257,316
Distribution and service fees:
A-Class	13,714
C-Class	47,468
H-Class	23,439
Portfolio accounting fees	102,714
Custodian fees	12,161
Trustees’ fees*	8,157
Line of credit fees	634
Miscellaneous	158,202
Total expenses	1,395,754
Net investment income	236,144

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$19,484,368
Investments in affiliated issuers	54,712
Swap agreements	7,288,690
Futures contracts	709,524
Net realized gain	27,537,294
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(12,187,959)
Investments in affiliated issuers	109,759
Swap agreements	912,532
Futures contracts	325,968
Net change in unrealized appreciation (depreciation)	(10,839,700)
Net realized and unrealized gain	16,697,594
Net increase in net assets resulting from operations	$16,933,738

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$236,144	$36,022
Net realized gain on investments	27,537,294	8,569,413
Net change in unrealized appreciation (depreciation) on investments	(10,839,700)	(9,602,834)
Net increase (decrease) in net assets resulting from operations	16,933,738	(997,399)

Distributions to shareholders from:
Net investment income
Investor Class	—	(220,226)
Advisor Class	—	— *
A-Class	—	(16,296)
C-Class	—	(17,646)
H-Class	—	(6,865)
Total distributions to shareholders	—	(261,033)

Capital share transactions:
Proceeds from sale of shares
Investor Class	851,695,893	1,146,890,963
Advisor Class	—	42,136,814 *
A-Class	69,517,891	97,617,577
C-Class	1,449,020	5,328,959
H-Class	213,401,789	338,809,074
Distributions reinvested
Investor Class	—	211,470
Advisor Class	—	— *
A-Class	—	16,174
C-Class	—	17,443
H-Class	—	6,864
Cost of shares redeemed
Investor Class	(801,226,103)	(1,116,506,927)
Advisor Class	—	(40,531,593)*
A-Class	(68,526,456)	(88,372,143)
C-Class	(3,502,799)	(6,024,829)
H-Class	(212,426,470)	(333,139,118)
Conversion activity*
Advisor Class	—	(4,895,263)
H-Class	—	4,895,263
Net increase from capital share transactions	50,382,765	46,460,728
Net increase in net assets	67,316,503	45,202,296

Net assets:
Beginning of period	203,474,153	158,271,857
End of period	$270,790,656	$203,474,153
Undistributed net investment income at end of period	$272,166	$36,022

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Capital share activity:
Shares sold
Investor Class	16,699,756	24,114,641
Advisor Class	—	945,322 *
A-Class	1,463,916	2,237,941
C-Class	33,437	129,164
H-Class	4,487,942	7,584,301
Shares issued from reinvestment of distributions
Investor Class	—	4,228
Advisor Class	—	— *
A-Class	—	345
C-Class	—	408
H-Class	—	146
Shares redeemed
Investor Class	(15,763,180)	(23,535,529)
Advisor Class	—	(909,434)*
A-Class	(1,451,696)	(2,027,298)
C-Class	(83,237)	(146,842)
H-Class	(4,452,696)	(7,436,202)
Conversion activity*
Advisor Class	—	(121,453)
H-Class	—	117,885
Net increase in shares	934,242	957,623

*	Effective September 30, 2015, all outstanding Advisor Class shares converted into H-Class shares — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$49.18	$49.42	$42.15	$32.05	$26.82	$24.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.07	.14	.14	.05	.08
Net gain (loss) on investments (realized and unrealized)	4.10	(.25)	7.18	9.96	5.21	2.15
Total from investment operations	4.18	(.18)	7.32	10.10	5.26	2.23
Less distributions from:
Net investment income	—	(.06)	(.05)	—	(.03)	—
Total distributions	—	(.06)	(.05)	—	(.03)	—
Net asset value, end of period	$53.36	$49.18	$49.42	$42.15	$32.05	$26.82

Total Return[c]	8.50%	(0.36%)	17.36%	31.51%	19.62%	9.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$228,820	$164,820	$136,800	$103,254	$52,785	$54,598
Ratios to average net assets:
Net investment income (loss)	0.32%	0.14%	0.31%	0.37%	0.20%	0.36%
Total expenses[d]	1.27%	1.25%	1.27%	1.28%	1.26%	1.26%
Portfolio turnover rate	427%	619%	403%	259%	137%	116%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$46.08	$46.40	$39.67	$30.23	$25.38	$23.32
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.05)	.02	.05	(.01)	.01
Net gain (loss) on investments (realized and unrealized)	3.85	(.21)	6.76	9.39	4.89	2.05
Total from investment operations	3.88	(.26)	6.78	9.44	4.88	2.06
Less distributions from:
Net investment income	—	(.06)	(.05)	—	(.03)	—
Total distributions	—	(.06)	(.05)	—	(.03)	—
Net asset value, end of period	$49.96	$46.08	$46.40	$39.67	$30.23	$25.38

Total Return[c]	8.42%	(0.56%)	17.09%	31.23%	19.28%	8.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,384	$13,626	$3,930	$1,237	$1,189	$1,472
Ratios to average net assets:
Net investment income (loss)	0.10%	(0.11%)	0.05%	0.14%	(0.04%)	0.06%
Total expenses[d]	1.52%	1.51%	1.52%	1.53%	1.50%	1.51%
Portfolio turnover rate	427%	619%	403%	259%	137%	116%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$41.86	$42.50	$36.62	$28.11	$23.77	$22.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.34)	(.28)	(.20)	(.19)	(.13)
Net gain (loss) on investments (realized and unrealized)	3.50	(.24)	6.21	8.71	4.56	1.89
Total from investment operations	3.34	(.58)	5.93	8.51	4.37	1.76
Less distributions from:
Net investment income	—	(.06)	(.05)	—	(.03)	—
Total distributions	—	(.06)	(.05)	—	(.03)	—
Net asset value, end of period	$45.20	$41.86	$42.50	$36.62	$28.11	$23.77

Total Return[c]	7.98%	(1.36%)	16.19%	30.27%	18.39%	8.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,724	$11,090	$11,993	$10,394	$8,705	$8,829
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.83%)	(0.70%)	(0.62%)	(0.79%)	(0.62%)
Total expenses[d]	2.27%	2.26%	2.27%	2.28%	2.25%	2.26%
Portfolio turnover rate	427%	619%	403%	259%	137%	116%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Period Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$46.06	$46.40	$44.40
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	(.06)	.02
Net gain (loss) on investments (realized and unrealized)	3.85	(.22)	2.03
Total from investment operations	3.85	(.28)	2.05
Less distributions from:
Net investment income	—	(.06)	(.05)
Total distributions	—	(.06)	(.05)
Net asset value, end of period	$49.91	$46.06	$46.40

Total Return[c]	8.36%	(0.60%)	4.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,863	$13,938	$1,692
Ratios to average net assets:
Net investment income (loss)	(0.02%)	(0.14%)	0.08%
Total expenses[d]	1.52%	1.51%	1.51%
Portfolio turnover rate	427%	619%	403%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since the commencement of operations of the Class.

[f]	Net investment income is less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

FUND PROFILE (Unaudited)	September 30, 2016

S&P 500® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.6%
Alphabet, Inc.	2.0%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.6%
Amazon.com, Inc.	1.4%
Johnson & Johnson	1.4%
Facebook, Inc. — Class A	1.3%
Berkshire Hathaway, Inc. — Class B	1.2%
General Electric Co.	1.1%
AT&T, Inc.	1.1%
Top Ten Total	15.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
S&P 500® FUND

	Shares	Value

COMMON STOCKS† - 80.6%

Consumer, Non-cyclical - 19.3%
Johnson & Johnson	25,369	$2,996,840
Procter & Gamble Co.	24,745	2,220,864
Pfizer, Inc.	56,242	1,904,917
Merck & Company, Inc.	25,639	1,600,130
Coca-Cola Co.	36,017	1,524,239
PepsiCo, Inc.	13,345	1,451,536
Philip Morris International, Inc.	14,384	1,398,412
UnitedHealth Group, Inc.	8,833	1,236,620
Amgen, Inc.	6,940	1,157,662
Altria Group, Inc.	18,118	1,145,601
Medtronic plc	12,814	1,107,129
Gilead Sciences, Inc.	12,236	968,112
AbbVie, Inc.	15,100	952,357
Allergan plc*	3,672	845,698
Bristol-Myers Squibb Co.	15,492	835,329
Celgene Corp.*	7,187	751,257
Eli Lilly & Co.	9,007	722,902
Biogen, Inc.*	2,033	636,390
Mondelez International, Inc. — Class A	14,423	633,169
Colgate-Palmolive Co.	8,267	612,915
Thermo Fisher Scientific, Inc.	3,656	581,523
Abbott Laboratories	13,631	576,455
Kraft Heinz Co.	5,525	494,542
Danaher Corp.	5,634	441,649
PayPal Holdings, Inc.*	10,407	426,375
Kimberly-Clark Corp.	3,335	420,677
Express Scripts Holding Co.*	5,844	412,177
Aetna, Inc.	3,253	375,559
Automatic Data Processing, Inc.	4,231	373,174
Reynolds American, Inc.	7,677	361,971
Becton Dickinson and Co.	1,974	354,787
General Mills, Inc.	5,536	353,640
McKesson Corp.	2,093	349,007
Stryker Corp.	2,881	335,377
Cigna Corp.	2,379	310,031
S&P Global, Inc.	2,448	309,819
Anthem, Inc.	2,440	305,756
Boston Scientific Corp.*	12,617	300,285
Ecolab, Inc.	2,433	296,145
Regeneron Pharmaceuticals, Inc.*	700	281,414
Constellation Brands, Inc. — Class A	1,643	273,543
Kroger Co.	8,800	261,184
Intuitive Surgical, Inc.*	357	258,764
Alexion Pharmaceuticals, Inc.*	2,081	255,006
Illumina, Inc.*	1,359	246,876
Humana, Inc.	1,382	244,462
Zimmer Biomet Holdings, Inc.	1,855	241,187
Zoetis, Inc.	4,592	238,830
Edwards Lifesciences Corp.*	1,975	238,106
Sysco Corp.	4,735	232,062
Cardinal Health, Inc.	2,954	229,526
Archer-Daniels-Midland Co.	5,396	227,549
Baxter International, Inc.	4,539	216,056
St. Jude Medical, Inc.	2,642	210,726
HCA Holdings, Inc.*	2,739	207,150
Tyson Foods, Inc. — Class A	2,759	206,015
Vertex Pharmaceuticals, Inc.*	2,297	200,321
Molson Coors Brewing Co. — Class B	1,709	187,648
Monster Beverage Corp.*	1,254	184,100
ConAgra Foods, Inc.	3,865	182,080
Estee Lauder Companies, Inc. — Class A	2,049	181,459
Kellogg Co.	2,339	181,202
Moody’s Corp.	1,551	167,942
Nielsen Holdings plc	3,115	166,871
Mylan N.V.*	4,266	162,620
Dr Pepper Snapple Group, Inc.	1,719	156,962
CR Bard, Inc.	681	152,735
Clorox Co.	1,200	150,216
Equifax, Inc.	1,106	148,845
JM Smucker Co.	1,080	146,383
AmerisourceBergen Corp. — Class A	1,678	135,549
Mead Johnson Nutrition Co. — Class A	1,712	135,265
Laboratory Corporation of America Holdings*	949	130,469
DENTSPLY SIRONA, Inc.	2,161	128,428
Hershey Co.	1,301	124,376
Henry Schein, Inc.*	758	123,539
Perrigo Company plc	1,329	122,707
Verisk Analytics, Inc. — Class A*	1,458	118,506
Church & Dwight Company, Inc.	2,389	114,481
Global Payments, Inc.	1,426	109,460
Quest Diagnostics, Inc.	1,289	109,088
McCormick & Company, Inc.	1,068	106,715
Centene Corp.*	1,583	105,998
Universal Health Services, Inc. — Class B	835	102,889
DaVita, Inc.*	1,535	101,417
Hologic, Inc.*	2,573	99,910
Campbell Soup Co.	1,803	98,624
Hormel Foods Corp.	2,506	95,053
Western Union Co.	4,522	94,148
Cintas Corp.	793	89,292
Varian Medical Systems, Inc.*	866	86,193
Whole Foods Market, Inc.	2,956	83,803
Cooper Companies, Inc.	452	81,026
Brown-Forman Corp. — Class B	1,691	80,221
Total System Services, Inc.	1,535	72,375
Mallinckrodt plc*	999	69,710
Avery Dennison Corp.	825	64,177
United Rentals, Inc.*	799	62,714
H&R Block, Inc.	2,032	47,041
Robert Half International, Inc.	1,207	45,697
Quanta Services, Inc.*	1,401	39,214
Endo International plc*	1,838	37,036
Patterson Companies, Inc.	773	35,512
Coty, Inc. — Class A*	644	15,134
Total Consumer, Non-cyclical		41,584,635

Financial - 13.6%
Berkshire Hathaway, Inc. — Class B*	17,604	2,543,250
JPMorgan Chase & Co.	33,492	2,230,231
Wells Fargo & Co.	42,105	1,864,410

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® FUND

	Shares	Value

Bank of America Corp.	94,624	$1,480,866
Visa, Inc. — Class A	17,492	1,446,589
Citigroup, Inc.	26,940	1,272,376
Mastercard, Inc. — Class A	8,892	904,939
U.S. Bancorp	14,917	639,790
Simon Property Group, Inc.	2,914	603,227
Goldman Sachs Group, Inc.	3,497	563,961
American International Group, Inc.	9,431	559,636
Chubb Ltd.	4,312	541,803
American Express Co.	7,195	460,768
MetLife, Inc.	10,189	452,697
American Tower Corp. — Class A	3,945	447,088
Morgan Stanley	13,650	437,619
PNC Financial Services Group, Inc.	4,557	410,541
BlackRock, Inc. — Class A	1,132	410,304
Bank of New York Mellon Corp.	9,900	394,812
Charles Schwab Corp.	11,163	352,416
Capital One Financial Corp.	4,692	337,026
Prudential Financial, Inc.	4,052	330,846
CME Group, Inc. — Class A	3,142	328,402
Marsh & McLennan Companies, Inc.	4,806	323,204
Public Storage	1,383	308,602
Travelers Companies, Inc.	2,674	306,307
Intercontinental Exchange, Inc.	1,105	297,643
Crown Castle International Corp.	3,130	294,877
BB&T Corp.	7,552	284,861
Aon plc	2,464	277,175
Aflac, Inc.	3,798	272,962
Prologis, Inc.	4,886	261,596
Welltower, Inc.	3,319	248,161
Allstate Corp.	3,445	238,325
Equinix, Inc.	660	237,765
State Street Corp.	3,399	236,672
Ventas, Inc.	3,258	230,113
AvalonBay Communities, Inc.	1,274	226,568
Weyerhaeuser Co.	6,943	221,759
Equity Residential	3,390	218,079
Discover Financial Services	3,743	211,667
Synchrony Financial	7,346	205,688
SunTrust Banks, Inc.	4,650	203,670
Boston Properties, Inc.	1,425	194,213
Progressive Corp.	5,396	169,974
M&T Bank Corp.	1,454	168,809
HCP, Inc.	4,335	164,513
Vornado Realty Trust	1,593	161,228
Realty Income Corp.	2,397	160,431
Willis Towers Watson plc	1,203	159,722
T. Rowe Price Group, Inc.	2,305	153,283
Hartford Financial Services Group, Inc.	3,579	153,253
General Growth Properties, Inc.	5,414	149,426
Ameriprise Financial, Inc.	1,497	149,356
Fifth Third Bancorp	7,106	145,389
Essex Property Trust, Inc.	607	135,179
Northern Trust Corp.	1,976	134,348
Digital Realty Trust, Inc.	1,362	132,277
Principal Financial Group, Inc.	2,481	127,796
KeyCorp	10,035	122,126
Citizens Financial Group, Inc.	4,817	119,028
Invesco Ltd.	3,802	118,889
Alliance Data Systems Corp.*	544	116,704
Franklin Resources, Inc.	3,259	115,923
Regions Financial Corp.	11,639	114,877
Kimco Realty Corp.	3,895	112,760
Host Hotels & Resorts, Inc.	6,885	107,199
Loews Corp.	2,563	105,467
Cincinnati Financial Corp.	1,389	104,758
Lincoln National Corp.	2,158	101,383
Federal Realty Investment Trust	657	101,132
SL Green Realty Corp.	932	100,749
Huntington Bancshares, Inc.	10,065	99,241
Extra Space Storage, Inc.	1,166	92,592
Macerich Co.	1,119	90,494
UDR, Inc.	2,476	89,111
XL Group Ltd.	2,550	85,757
Iron Mountain, Inc.	2,271	85,231
Arthur J Gallagher & Co.	1,641	83,478
CBRE Group, Inc. — Class A*	2,770	77,505
Unum Group	2,176	76,835
Comerica, Inc.	1,613	76,327
E*TRADE Financial Corp.*	2,538	73,907
Affiliated Managers Group, Inc.*	500	72,350
Nasdaq, Inc.	1,059	71,525
Apartment Investment & Management Co. — Class A	1,452	66,661
Torchmark Corp.	1,033	65,998
Zions Bancorporation	1,902	59,000
Assurant, Inc.	559	51,568
People’s United Financial, Inc.	2,884	45,625
Navient Corp.	2,940	42,542
Legg Mason, Inc.	855	28,625
Total Financial		29,453,855

Communications - 11.0%
Amazon.com, Inc.*	3,651	3,057,019
Facebook, Inc. — Class A*	21,539	2,762,807
AT&T, Inc.	57,045	2,316,598
Alphabet, Inc. — Class A*	2,734	2,198,300
Alphabet, Inc. — Class C*	2,740	2,129,775
Verizon Communications, Inc.	37,798	1,964,740
Cisco Systems, Inc.	46,637	1,479,326
Comcast Corp. — Class A	22,276	1,477,789
Walt Disney Co.	13,709	1,273,017
Priceline Group, Inc.*	461	678,357
Time Warner, Inc.	7,212	574,147
Charter Communications, Inc. — Class A*	2,010	542,640
Netflix, Inc.*	3,977	391,933
Yahoo!, Inc.*	8,120	349,972
eBay, Inc.*	9,736	320,314
Twenty-First Century Fox, Inc. — Class A	9,866	238,955
CBS Corp. — Class B	3,774	206,589
Omnicom Group, Inc.	2,193	186,405
Symantec Corp.	5,708	143,271
CenturyLink, Inc.	5,062	138,851

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® FUND

	Shares	Value

Expedia, Inc.	1,118	$130,493
Level 3 Communications, Inc.*	2,700	125,226
Viacom, Inc. — Class B	3,219	122,644
Motorola Solutions, Inc.	1,547	118,005
Twenty-First Century Fox, Inc. — Class B	4,516	111,726
Juniper Networks, Inc.	3,553	85,485
Interpublic Group of Companies, Inc.	3,715	83,030
F5 Networks, Inc.*	614	76,529
VeriSign, Inc.*	861	67,365
TripAdvisor, Inc.*	1,059	66,908
Scripps Networks Interactive, Inc. — Class A	883	56,062
Discovery Communications, Inc. — Class C*	2,080	54,725
News Corp. — Class A	3,528	49,321
Frontier Communications Corp.	10,878	45,252
TEGNA, Inc.	1,987	43,436
Discovery Communications, Inc. — Class A*	1,399	37,661
News Corp. — Class B	1,112	15,813
Total Communications		23,720,486

Technology - 10.7%
Apple, Inc.	49,965	5,648,544
Microsoft Corp.	72,254	4,161,831
Intel Corp.	43,867	1,655,980
International Business Machines Corp.	8,066	1,281,284
Oracle Corp.	27,906	1,096,148
QUALCOMM, Inc.	13,664	935,984
Accenture plc — Class A	5,772	705,165
Texas Instruments, Inc.	9,302	652,814
Broadcom Ltd.	3,668	632,803
Adobe Systems, Inc.*	4,620	501,454
salesforce.com, Inc.*	5,971	425,911
Hewlett Packard Enterprise Co.	15,408	350,532
NVIDIA Corp.	4,961	339,928
Applied Materials, Inc.	10,023	302,193
Activision Blizzard, Inc.	6,325	280,197
Cognizant Technology Solutions Corp. — Class A*	5,628	268,512
Intuit, Inc.	2,273	250,053
HP, Inc.	15,865	246,383
Electronic Arts, Inc.*	2,789	238,181
Fidelity National Information Services, Inc.	3,040	234,172
Fiserv, Inc.*	2,039	202,819
Analog Devices, Inc.	2,851	183,747
Paychex, Inc.	2,975	172,163
Cerner Corp.*	2,787	172,097
Micron Technology, Inc.*	9,629	171,204
Western Digital Corp.	2,636	154,126
Lam Research Corp.	1,486	140,739
Red Hat, Inc.*	1,680	135,794
Skyworks Solutions, Inc.	1,738	132,331
Linear Technology Corp.	2,223	131,802
Autodesk, Inc.*	1,811	130,990
Xilinx, Inc.	2,350	127,699
Microchip Technology, Inc.	1,996	124,031
Citrix Systems, Inc.*	1,445	123,143
Seagate Technology plc	2,770	106,784
KLA-Tencor Corp.	1,446	100,801
CA, Inc.	2,913	96,362
NetApp, Inc.	2,584	92,559
Akamai Technologies, Inc.*	1,622	85,950
Xerox Corp.	7,892	79,946
Qorvo, Inc.*	1,186	66,108
Dun & Bradstreet Corp.	337	46,041
Teradata Corp.*	1,209	37,479
CSRA, Inc.	1,350	36,315
Pitney Bowes, Inc.	1,721	31,253
Total Technology		23,090,352

Industrial - 7.7%
General Electric Co.	83,092	2,461,186
3M Co.	5,604	987,593
Honeywell International, Inc.	7,055	822,542
Union Pacific Corp.	7,723	753,224
United Technologies Corp.	7,217	733,247
Boeing Co.	5,380	708,761
United Parcel Service, Inc. — Class B	6,410	700,997
Lockheed Martin Corp.	2,341	561,185
Caterpillar, Inc.	5,418	480,955
General Dynamics Corp.	2,661	412,881
FedEx Corp.	2,265	395,650
Raytheon Co.	2,736	372,452
Illinois Tool Works, Inc.	2,963	355,087
Northrop Grumman Corp.	1,656	354,301
Emerson Electric Co.	5,969	325,369
Eaton Corporation plc	4,216	277,034
CSX Corp.	8,772	267,546
Norfolk Southern Corp.	2,722	264,197
Waste Management, Inc.	3,774	240,631
Deere & Co.	2,682	228,909
Corning, Inc.	9,615	227,395
TE Connectivity Ltd.	3,297	212,261
Amphenol Corp. — Class A	2,863	185,866
Cummins, Inc.	1,439	184,408
Stanley Black & Decker, Inc.	1,395	171,557
Roper Technologies, Inc.	940	171,522
Ingersoll-Rand plc	2,393	162,580
Parker-Hannifin Corp.	1,242	155,908
Rockwell Automation, Inc.	1,200	146,808
Agilent Technologies, Inc.	3,018	142,117
Vulcan Materials Co.	1,235	140,456
TransDigm Group, Inc.*	465	134,441
Ball Corp.	1,617	132,513
Waters Corp.*	747	118,392
WestRock Co.	2,332	113,055
Republic Services, Inc. — Class A	2,162	109,073
Acuity Brands, Inc.	408	107,957
L-3 Communications Holdings, Inc.	716	107,923
Dover Corp.	1,439	105,968
Harris Corp.	1,153	105,626
Martin Marietta Materials, Inc.	589	105,496

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® FUND

	Shares	Value

Masco Corp.	3,062	$105,057
Mettler-Toledo International, Inc.*	246	103,278
AMETEK, Inc.	2,156	103,014
Rockwell Collins, Inc.	1,205	101,630
Textron, Inc.	2,500	99,375
Pentair plc	1,545	99,251
Kansas City Southern	1,002	93,507
CH Robinson Worldwide, Inc.	1,323	93,219
Xylem, Inc.	1,661	87,119
Expeditors International of Washington, Inc.	1,679	86,502
Sealed Air Corp.	1,824	83,576
Fortune Brands Home & Security, Inc.	1,427	82,909
Snap-on, Inc.	540	82,058
Fluor Corp.	1,292	66,305
J.B. Hunt Transport Services, Inc.	815	66,129
Stericycle, Inc.*	789	63,230
Allegion plc	889	61,261
Flowserve Corp.	1,210	58,370
Jacobs Engineering Group, Inc.*	1,126	58,237
PerkinElmer, Inc.	1,014	56,896
Garmin Ltd.	1,068	51,381
FLIR Systems, Inc.	1,273	39,998
Ryder System, Inc.	496	32,711
Owens-Illinois, Inc.*	1,504	27,659
Total Industrial		16,547,741

Consumer, Cyclical - 7.6%
Home Depot, Inc.	11,456	1,474,158
Wal-Mart Stores, Inc.	14,054	1,013,574
McDonald’s Corp.	7,913	912,843
CVS Health Corp.	9,886	879,755
Starbucks Corp.	13,598	736,195
NIKE, Inc. — Class B	12,502	658,230
Walgreens Boots Alliance, Inc.	7,929	639,236
Costco Wholesale Corp.	4,062	619,496
Lowe’s Companies, Inc.	8,110	585,623
TJX Companies, Inc.	6,090	455,409
Ford Motor Co.	36,185	436,753
General Motors Co.	13,180	418,729
Target Corp.	5,330	366,064
Yum! Brands, Inc.	3,434	311,842
Delta Air Lines, Inc.	6,944	273,316
O’Reilly Automotive, Inc.*	880	246,497
Ross Stores, Inc.	3,677	236,431
Newell Brands, Inc.	4,472	235,496
Southwest Airlines Co.	5,751	223,656
AutoZone, Inc.*	271	208,220
Marriott International, Inc. — Class A	2,999	201,923
Carnival Corp.	4,015	196,012
PACCAR, Inc.	3,252	191,153
Delphi Automotive plc	2,529	180,368
American Airlines Group, Inc.	4,914	179,902
Dollar Tree, Inc.*	2,187	172,620
VF Corp.	3,077	172,465
Dollar General Corp.	2,403	168,186
L Brands, Inc.	2,228	157,676
United Continental Holdings, Inc.*	2,720	142,718
Genuine Parts Co.	1,381	138,722
Ulta Salon Cosmetics & Fragrance, Inc.*	544	129,462
Mohawk Industries, Inc.*	584	116,998
Royal Caribbean Cruises Ltd.	1,559	116,847
WW Grainger, Inc.	515	115,792
Chipotle Mexican Grill, Inc. — Class A*	270	114,345
Whirlpool Corp.	700	113,512
Fastenal Co.	2,679	111,929
Macy’s, Inc.	2,860	105,963
Advance Auto Parts, Inc.	683	101,849
LKQ Corp.*	2,848	100,990
Best Buy Company, Inc.	2,560	97,741
Mattel, Inc.	3,158	95,624
DR Horton, Inc.	3,142	94,888
CarMax, Inc.*	1,775	94,696
Coach, Inc.	2,587	94,581
Hanesbrands, Inc.	3,503	88,451
Harley-Davidson, Inc.	1,659	87,247
Foot Locker, Inc.	1,255	84,989
Tractor Supply Co.	1,240	83,514
Hasbro, Inc.	1,047	83,059
PVH Corp.	744	82,212
Goodyear Tire & Rubber Co.	2,433	78,586
Alaska Air Group, Inc.	1,142	75,212
Lennar Corp. — Class A	1,742	73,756
Michael Kors Holdings Ltd.*	1,567	73,320
Kohl’s Corp.	1,665	72,844
Tiffany & Co.	996	72,339
Darden Restaurants, Inc.	1,171	71,806
Wynn Resorts Ltd.	737	71,799
Wyndham Worldwide Corp.	1,019	68,609
Under Armour, Inc. — Class A*	1,701	65,795
BorgWarner, Inc.	1,868	65,716
Bed Bath & Beyond, Inc.	1,431	61,690
Under Armour, Inc. — Class C*	1,709	57,867
PulteGroup, Inc.	2,869	57,495
Leggett & Platt, Inc.	1,239	56,474
Nordstrom, Inc.	1,077	55,875
Harman International Industries, Inc.	647	54,639
Ralph Lauren Corp. — Class A	523	52,896
Signet Jewelers Ltd.	701	52,246
Staples, Inc.	6,031	51,565
The Gap, Inc.	2,032	45,192
AutoNation, Inc.*	615	29,957
Urban Outfitters, Inc.*	825	28,479
Total Consumer, Cyclical		16,342,114

Energy - 5.9%
Exxon Mobil Corp.	38,449	3,355,828
Chevron Corp.	17,492	1,800,277
Schlumberger Ltd.	12,896	1,014,141
Occidental Petroleum Corp.	7,084	516,565
ConocoPhillips	11,484	499,209
EOG Resources, Inc.	5,106	493,802
Kinder Morgan, Inc.	17,801	411,737
Halliburton Co.	7,984	358,322

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® FUND

	Shares	Value

Phillips 66	4,121	$331,947
Anadarko Petroleum Corp.	5,060	320,602
Pioneer Natural Resources Co.	1,573	292,027
Spectra Energy Corp.	6,501	277,918
Valero Energy Corp.	4,278	226,734
Apache Corp.	3,519	224,759
Devon Energy Corp.	4,855	214,154
Baker Hughes, Inc.	3,968	200,265
Marathon Petroleum Corp.	4,903	199,013
Williams Companies, Inc.	6,334	194,644
Concho Resources, Inc.*	1,318	181,027
Noble Energy, Inc.	3,985	142,424
Hess Corp.	2,496	133,836
National Oilwell Varco, Inc.	3,501	128,627
Marathon Oil Corp.	7,856	124,203
Cimarex Energy Co.	881	118,380
Equities Corp.	1,603	116,410
Cabot Oil & Gas Corp. — Class A	4,313	111,275
ONEOK, Inc.	1,952	100,313
Tesoro Corp.	1,102	87,675
Newfield Exploration Co.*	1,842	80,053
Range Resources Corp.	1,743	67,541
Helmerich & Payne, Inc.	1,002	67,434
Southwestern Energy Co.*	4,575	63,318
FMC Technologies, Inc.*	2,092	62,070
Murphy Oil Corp.	1,501	45,630
Chesapeake Energy Corp.*	6,051	37,940
Transocean Ltd.*	3,186	33,963
First Solar, Inc.*	712	28,117
Total Energy		12,662,180

Utilities - 2.6%
NextEra Energy, Inc.	4,331	529,767
Duke Energy Corp.	6,388	511,295
Southern Co.	9,076	465,599
Dominion Resources, Inc.	5,804	431,063
American Electric Power Company, Inc.	4,559	292,733
Exelon Corp.	8,558	284,896
PG&E Corp.	4,623	282,789
Sempra Energy	2,317	248,359
Edison International	3,023	218,412
PPL Corp.	6,287	217,342
Consolidated Edison, Inc.	2,823	212,572
Public Service Enterprise Group, Inc.	4,692	196,454
Xcel Energy, Inc.	4,710	193,769
WEC Energy Group, Inc.	2,926	175,209
Eversource Energy	2,942	159,398
DTE Energy Co.	1,664	155,867
FirstEnergy Corp.	3,942	130,401
Entergy Corp.	1,660	127,372
American Water Works Company, Inc.	1,650	123,486
Ameren Corp.	2,251	110,704
CMS Energy Corp.	2,587	108,680
SCANA Corp.	1,325	95,890
CenterPoint Energy, Inc.	3,994	92,781
Alliant Energy Corp.	2,109	80,796
AES Corp.	6,111	78,526
Pinnacle West Capital Corp.	1,031	78,346
NiSource, Inc.	2,987	72,017
NRG Energy, Inc.	2,924	32,778
Total Utilities		5,707,301

Basic Materials - 1.9%
EI du Pont de Nemours & Co.	8,107	542,926
Dow Chemical Co.	10,448	541,520
Monsanto Co.	4,058	414,727
Praxair, Inc.	2,645	319,595
Air Products & Chemicals, Inc.	2,008	301,883
PPG Industries, Inc.	2,470	255,299
LyondellBasell Industries N.V. — Class A	3,162	255,046
Sherwin-Williams Co.	744	205,835
Newmont Mining Corp.	4,920	193,307
International Paper Co.	3,813	182,948
Nucor Corp.	2,952	145,976
Alcoa, Inc.	12,196	123,667
Freeport-McMoRan, Inc.	11,331	123,055
International Flavors & Fragrances, Inc.	739	105,655
Eastman Chemical Co.	1,370	92,722
Albemarle Corp.	1,042	89,081
Mosaic Co.	3,247	79,422
FMC Corp.	1,241	59,990
CF Industries Holdings, Inc.	2,162	52,645
Total Basic Materials		4,085,299

Consumer Discretionary - 0.2%
Johnson Controls International plc	8,752	407,240

Information Technology - 0.1%
Fortive Corp.	2,788	141,924
Total Information Technology		141,924

Diversified - 0.0%
Leucadia National Corp.	3,007	57,253

Total Common Stocks
(Cost $130,824,926)		173,800,380

	Face Amount

FEDERAL AGENCY NOTES†† - 4.6%
Federal Farm Credit Bank[1]
0.73% due 09/14/17[2]	$10,000,000	10,015,380
Total Federal Agency Notes
(Cost $10,012,530)		10,015,380

FEDERAL AGENCY DISCOUNT NOTES†† - 3.7%
Farmer Mac[1]
0.66% due 12/09/16	8,000,000	7,996,128
Total Federal Agency Discount Notes
(Cost $7,989,880)		7,996,128

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,3 - 13.3%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[4]	$14,700,866	$14,700,866
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	14,100,388	14,100,388
Total Repurchase Agreements
(Cost $28,801,254)		28,801,254

Total Investments - 102.2%
(Cost $177,628,590)		$220,613,142
Other Assets & Liabilities, net - (2.2)%		(4,646,673)
Total Net Assets - 100.0%		$215,966,469

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,728,200)	16	$14,225

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2016 S&P 500 Index Swap 0.95%[5], Terminating 10/27/16 (Notional Value $14,888,124)	6,866	$156,638
BNP Paribas November 2016 S&P 500 Index Swap 0.78%[5], Terminating 11/01/16 (Notional Value $15,155,507)	6,990	118,938
Barclays Bank plc October 2016 S&P 500 Index Swap 0.80%[5], Terminating 10/27/16 (Notional Value $10,139,498)	4,676	(10,380)
(Total Notional Value $40,183,129)		$265,196

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
S&P 500® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$173,800,380	$—	$—	$—	$—	$173,800,380
Equity Futures Contracts	—	14,225	—	—	—	14,225
Equity Index Swap Agreements	—	—	—	275,576	—	275,576
Federal Agency Discount Notes	—	—	7,996,128	—	—	7,996,128
Federal Agency Notes	—	—	10,015,380	—	—	10,015,380
Repurchase Agreements	—	—	28,801,254	—	—	28,801,254
Total	$173,800,380	$14,225	$46,812,762	$275,576	$—	$220,902,943

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$10,380	$—	$10,380

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

S&P 500® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $148,827,336)	$191,811,888
Repurchase agreements, at value (cost $28,801,254)	28,801,254
Total investments (cost $177,628,590)	220,613,142
Segregated cash with broker	1,429,200
Unrealized appreciation on swap agreements	275,576
Cash	3,195
Receivables:
Swap settlement	44,123
Variation margin	15,513
Securities sold	6,976,937
Fund shares sold	816,601
Dividends	192,672
Interest	3,743
Total assets	230,370,702

Liabilities:
Unrealized depreciation on swap agreements	10,380
Payable for:
Fund shares redeemed	13,905,873
Management fees	132,679
Distribution and service fees	53,973
Transfer agent and administrative fees	44,226
Portfolio accounting fees	26,536
Securities purchased	15,718
Miscellaneous	214,848
Total liabilities	14,404,233
Commitments and contingent liabilities (Note 13)	—
Net assets	$215,966,469

Net assets consist of:
Paid in capital	$169,623,939
Undistributed net investment income	83,300
Accumulated net realized gain on investments	2,995,257
Net unrealized appreciation on investments	43,263,973
Net assets	$215,966,469

A-Class:
Net assets	$26,889,480
Capital shares outstanding	639,635
Net asset value per share	$42.04
Maximum offering price per share (Net asset value divided by 95.25%)	$44.14

C-Class:
Net assets	$15,902,651
Capital shares outstanding	411,838
Net asset value per share	$38.61

H-Class:
Net assets	$173,174,338
Capital shares outstanding	4,119,787
Net asset value per share	$42.03

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $136)	$1,984,778
Interest	110,762
Total investment income	2,095,540

Expenses:
Management fees	932,132
Transfer agent and administrative fees	310,711
Distribution and service fees:
A-Class	38,950
C-Class	78,633
H-Class	252,105
Portfolio accounting fees	186,429
Custodian fees	14,664
Trustees’ fees*	11,966
Miscellaneous	186,650
Total expenses	2,012,240
Net investment income	83,300

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,496,338
Swap agreements	1,796,786
Futures contracts	848,586
Net realized gain	28,141,710
Net change in unrealized appreciation (depreciation) on:
Investments	(15,772,116)
Swap agreements	(166,449)
Futures contracts	(260,103)
Net change in unrealized appreciation (depreciation)	(16,198,668)
Net realized and unrealized gain	11,943,042
Net increase in net assets resulting from operations	$12,026,342

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$83,300	$(65,779)
Net realized gain on investments	28,141,710	24,739,527
Net change in unrealized appreciation (depreciation) on investments	(16,198,668)	(38,842,371)
Net increase (decrease) in net assets resulting from operations	12,026,342	(14,168,623)

Distributions to shareholders from:
Net investment income
A-Class	—	(6,128)
C-Class	—	(5,127)
H-Class	—	(73,343)
Net realized gains
A-Class	—	(964,527)
C-Class	—	(806,970)
H-Class	—	(11,544,030)
Total distributions to shareholders	—	(13,400,125)

Capital share transactions:
Proceeds from sale of shares
A-Class	32,634,261	164,205,961
C-Class	11,194,225	36,973,427
H-Class	667,789,577	1,458,575,350
Distributions reinvested
A-Class	—	885,581
C-Class	—	784,294
H-Class	—	11,569,754
Cost of shares redeemed
A-Class	(46,903,492)	(153,213,908)
C-Class	(11,787,562)	(41,974,574)
H-Class	(733,866,928)	(1,468,966,601)
Net increase (decrease) from capital share transactions	(80,939,919)	8,839,284
Net decrease in net assets	(68,913,577)	(18,729,464)

Net assets:
Beginning of period	284,880,046	303,609,510
End of period	$215,966,469	$284,880,046
Undistributed net investment income at end of period	$83,300	$—

Capital share activity:
Shares sold
A-Class	811,811	4,121,399
C-Class	298,012	995,592
H-Class	16,326,536	36,101,253
Shares issued from reinvestment of distributions
A-Class	—	22,217
C-Class	—	21,289
H-Class	—	290,260
Shares redeemed
A-Class	(1,170,812)	(3,821,927)
C-Class	(312,633)	(1,134,175)
H-Class	(17,964,906)	(36,783,666)
Net decrease in shares	(2,011,992)	(187,758)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$39.85	$41.40	$37.78	$31.55	$28.20	$26.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.03	.04	.07	.06	.01
Net gain (loss) on investments (realized and unrealized)	2.16	—	4.08	6.20	3.36	1.78
Total from investment operations	2.19	.03	4.12	6.27	3.42	1.79
Less distributions from:
Net investment income	—	(.01)	(.02)	(.04)	(.07)	—
Net realized gains	—	(1.57)	(.48)	—	—	—
Total distributions	—	(1.58)	(.50)	(.04)	(.07)	—
Net asset value, end of period	$42.04	$39.85	$41.40	$37.78	$31.55	$28.20

Total Return[c]	5.50%	0.08%	10.90%	19.87%	12.16%	6.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,889	$39,793	$28,022	$28,028	$12,014	$13,413
Ratios to average net assets:
Net investment income (loss)	0.14%	0.02%	0.11%	0.19%	0.22%	0.05%
Total expenses	1.57%	1.55%	1.59%	1.57%	1.50%	1.51%
Portfolio turnover rate	68%	181%	256%	157%	76%	196%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$36.74	$38.58	$35.51	$29.87	$26.91	$25.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.26)	(.23)	(.19)	(.14)	(.20)
Net gain (loss) on investments (realized and unrealized)	1.99	—	3.80	5.87	3.17	1.70
Total from investment operations	1.87	(.26)	3.57	5.68	3.03	1.50
Less distributions from:
Net investment income	—	(.01)	(.02)	(.04)	(.07)	—
Net realized gains	—	(1.57)	(.48)	—	—	—
Total distributions	—	(1.58)	(.50)	(.04)	(.07)	—
Net asset value, end of period	$38.61	$36.74	$38.58	$35.51	$29.87	$26.91

Total Return[c]	5.09%	(0.67%)	10.04%	19.01%	11.29%	5.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,903	$15,667	$20,977	$16,182	$10,231	$10,110
Ratios to average net assets:
Net investment income (loss)	(0.64%)	(0.70%)	(0.62%)	(0.59%)	(0.52%)	(0.80%)
Total expenses	2.32%	2.31%	2.34%	2.32%	2.28%	2.26%
Portfolio turnover rate	68%	181%	256%	157%	76%	196%

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$39.84	$41.40	$37.78	$31.55	$28.20	$26.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.03	.05	.05	.07	(.02)
Net gain (loss) on investments (realized and unrealized)	2.17	(.01)	4.07	6.22	3.35	1.83
Total from investment operations	2.19	.02	4.12	6.27	3.42	1.81
Less distributions from:
Net investment income	—	(.01)	(.02)	(.04)	(.07)	—
Net realized gains	—	(1.57)	(.48)	—	—	—
Total distributions	—	(1.58)	(.50)	(.04)	(.07)	—
Net asset value, end of period	$42.03	$39.84	$41.40	$37.78	$31.55	$28.20

Total Return[c]	5.50%	0.06%	10.90%	19.87%	12.16%	6.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,174	$229,420	$254,610	$255,912	$265,358	$240,847
Ratios to average net assets:
Net investment income (loss)	0.11%	0.07%	0.12%	0.15%	0.24%	(0.07%)
Total expenses	1.57%	1.55%	1.58%	1.56%	1.50%	1.50%
Portfolio turnover rate	68%	181%	256%	157%	76%	196%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 7, 1994
A-Class	March 31, 2004
C-Class	March 15, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	6.7%
Guggenheim Strategy Fund I	6.4%
Total	13.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE S&P 500® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 13.0%
Guggenheim Strategy Fund II1	356,875	$8,900,469
Guggenheim Strategy Fund I1	338,146	8,450,262
Total Mutual Funds
(Cost $17,244,306)		17,350,731

	Face Amount

FEDERAL AGENCY NOTES†† - 55.2%
Federal Farm Credit Bank[2]
0.65% due 08/10/18[3]	$35,000,000	34,977,601
0.55% due 12/08/17[3]	600,000	600,120
Total Federal Farm Credit Bank		35,577,721
Federal Home Loan Bank[2]
0.56% due 12/20/17[3]	15,000,000	14,989,155
0.63% due 05/17/18[3]	7,000,000	6,994,862
Total Federal Home Loan Bank		21,984,017
Farmer Mac
5.13% due 04/19/17[2]	8,000,000	8,193,600
Freddie Mac[4]
0.80% due 10/27/17	7,500,000	7,497,345
Total Federal Agency Notes
(Cost $73,277,046)		73,252,683

FEDERAL AGENCY DISCOUNT NOTES†† - 7.5%
Federal Home Loan Bank[2]
0.53% due 03/10/17	10,000,000	9,982,880
Total Federal Agency Discount Notes
(Cost $9,976,533)		9,982,880

REPURCHASE AGREEMENTS††,5 - 23.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[6]	24,306,857	24,306,857
HSBC Group issued 09/30/16 at 0.38% due 10/03/16	7,110,336	7,110,336
Total Repurchase Agreements
(Cost $31,417,193)		31,417,193

Total Investments - 99.3%
(Cost $131,915,078)		$132,003,487
Other Assets & Liabilities, net - 0.7%		955,575
Total Net Assets - 100.0%		$132,959,062

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,268,263)	21	$(10,776)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 S&P 500 Index Swap 0.65%[7], Terminating 10/27/16 (Notional Value $7,138,444)	3,292	$(12,510)
BNP Paribas November 2016 S&P 500 Index Swap 0.28%[7], Terminating 11/01/16 (Notional Value $2,329,212)	1,074	(18,331)
Goldman Sachs International October 2016 S&P 500 Index Swap 0.85%[7], Terminating 10/27/16 (Notional Value $119,366,933)	55,052	(1,247,274)
(Total Notional Value $128,834,589)		$(1,278,115)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreements — See Note 5.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[7]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE S&P 500® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$9,982,880	$—	$—	$9,982,880
Federal Agency Notes	—	—	73,252,683	—	—	73,252,683
Mutual Funds	17,350,731	—	—	—	—	17,350,731
Repurchase Agreements	—	—	31,417,193	—	—	31,417,193
Total	$17,350,731	$—	$114,652,756	$—	$—	$132,003,487

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$10,776	$—	$—	$—	$10,776
Equity Index Swap Agreements	—	—	—	1,278,115	—	1,278,115
Total	$—	$10,776	$—	$1,278,115	$—	$1,288,891

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $83,253,579)	$83,235,563
Investments in affiliated issuers, at value (cost $17,244,306)	17,350,731
Repurchase agreements, at value (cost $31,417,193)	31,417,193
Total investments (cost $131,915,078)	132,003,487
Segregated cash with broker	638,200
Receivables:
Fund shares sold	1,810,740
Dividends	26,914
Interest	251,636
Total assets	134,730,977

Liabilities:
Unrealized depreciation on swap agreements	1,278,115
Payable for:
Fund shares redeemed	247,933
Management fees	100,159
Swap settlement	35,526
Transfer agent and administrative fees	27,822
Variation margin	12,337
Portfolio accounting fees	11,129
Distribution and service fees	10,544
Miscellaneous	48,350
Total liabilities	1,771,915
Commitments and contingent liabilities (Note 13)	—
Net assets	$132,959,062

Net assets consist of:
Paid in capital	$484,690,035
Accumulated net investment loss	(1,053,306)
Accumulated net realized loss on investments	(349,477,185)
Net unrealized depreciation on investments	(1,200,482)
Net assets	$132,959,062

Investor Class:
Net assets	$107,907,097
Capital shares outstanding*	1,390,382
Net asset value per share*	$77.60

A-Class:
Net assets	$12,033,871
Capital shares outstanding*	167,070
Net asset value per share*	$72.03
Maximum offering price per share (Net asset value divided by 95.25%)*	$75.62

C-Class:
Net assets	$8,582,297
Capital shares outstanding*	130,470
Net asset value per share*	$65.78

H-Class:
Net assets	$4,435,797
Capital shares outstanding*	61,567
Net asset value per share*	$72.04

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$289,950
Dividends from securities of affiliated issuers	282,411
Total investment income	572,361

Expenses:
Management fees	765,012
Transfer agent and administrative fees	212,503
Distribution and service fees:
A-Class	16,695
C-Class	42,808
H-Class	7,968
Portfolio accounting fees	85,000
Custodian fees	9,997
Trustees’ fees*	8,221
Miscellaneous	126,756
Total expenses	1,274,960
Net investment loss	(702,599)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$32,042
Investments in affiliated issuers	69,777
Swap agreements	(10,664,125)
Futures contracts	(1,807,306)
Net realized loss	(12,369,612)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10,224
Investments in affiliated issuers	225,138
Swap agreements	(98,977)
Futures contracts	(12,114)
Net change in unrealized appreciation (depreciation)	124,271
Net realized and unrealized loss	(12,245,341)
Net decrease in net assets resulting from operations	$(12,947,940)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(702,599)	$(1,289,467)
Net realized loss on investments	(12,369,612)	(16,589,035)
Net change in unrealized appreciation (depreciation) on investments	124,271	(1,016,491)
Net decrease in net assets resulting from operations	(12,947,940)	(18,894,993)

Capital share transactions:
Proceeds from sale of shares
Investor Class	125,766,661	437,076,905
Advisor Class	—	17,264,802
A-Class	27,898,445	56,820,759
C-Class	6,636,001	16,209,864
H-Class	36,589,737	93,034,530
Cost of shares redeemed
Investor Class	(161,003,405)	(328,788,115)
Advisor Class	—	(8,791,665)
A-Class	(23,892,363)	(51,421,612)
C-Class	(6,769,711)	(11,608,019)
H-Class	(38,680,876)	(107,318,749)
Conversion activity*
Advisor Class	—	(10,823,213)
H-Class	—	10,823,213
Net increase (decrease) from capital share transactions	(33,455,511)	112,478,700
Net increase (decrease) in net assets	(46,403,451)	93,583,707

Net assets:
Beginning of period	179,362,513	85,778,806
End of period	$132,959,062	$179,362,513
Accumulated net investment loss at end of period	$(1,053,306)	$(350,707)

Capital share activity:**
Shares sold
Investor Class	1,561,673	4,893,922
Advisor Class	—	211,392
A-Class	365,809	685,595
C-Class	99,607	217,622
H-Class	482,896	1,134,310
Shares redeemed
Investor Class	(2,019,257)	(3,739,882)
Advisor Class	—	(107,453)
A-Class	(318,607)	(624,084)
C-Class	(99,723)	(155,015)
H-Class	(516,165)	(1,326,748)
Conversion activity*
Advisor Class	—	(129,908)
H-Class	—	126,804
Net increase (decrease) in shares	(2,662,603)	7,119,325

*	Effective September 30, 2015, all outstanding Advisor Class shares converted into H-Class shares — See Note 11.
**	Capital share activity for the periods presented through September 30, 2016 has been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$83.09	$87.54	$100.90	$126.16	$147.65	$171.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	(.78)	(1.02)	(1.50)	(1.80)	(2.28)
Net gain (loss) on investments (realized and unrealized)	(5.79)	(3.67)	(12.34)	(23.76)	(19.69)	(21.07)
Total from investment operations	(5.49)	(4.45)	(13.36)	(25.26)	(21.49)	(23.35)
Net asset value, end of period	$77.60	$83.09	$87.54	$100.90	$126.16	$147.65

Total Return[c]	(6.64%)	(5.07%)	(13.26%)	(20.02%)	(14.55%)	(13.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$107,907	$153,544	$60,745	$79,172	$106,158	$112,334
Ratios to average net assets:
Net investment income (loss)	(0.75%)	(0.91%)	(1.07%)	(1.35%)	(1.27%)	(1.31%)
Total expenses[d]	1.42%	1.41%	1.41%	1.42%	1.41%	1.41%
Portfolio turnover rate	42%	63%	103%	—	—	—

A-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$77.21	$81.54	$94.27	$118.13	$138.59	$160.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	(.96)	(1.14)	(1.68)	(2.04)	(2.52)
Net gain (loss) on investments (realized and unrealized)	(5.54)	(3.37)	(11.59)	(22.18)	(18.42)	(19.81)
Total from investment operations	(5.18)	(4.33)	(12.73)	(23.86)	(20.46)	(22.33)
Net asset value, end of period	$72.03	$77.21	$81.54	$94.27	$118.13	$138.59

Total Return[c]	(6.76%)	(5.30%)	(13.49%)	(20.21%)	(14.76%)	(13.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,034	$9,256	$4,758	$5,468	$5,912	$7,915
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.18%)	(1.32%)	(1.58%)	(1.52%)	(1.56%)
Total expenses[d]	1.67%	1.66%	1.66%	1.68%	1.65%	1.66%
Portfolio turnover rate	42%	63%	103%	—	—	—

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$70.79	$75.34	$87.73	$110.78	$130.97	$153.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	(1.44)	(1.68)	(2.28)	(2.88)	(3.54)
Net gain (loss) on investments (realized and unrealized)	(5.61)	(3.11)	(10.71)	(20.77)	(17.31)	(18.69)
Total from investment operations	(5.01)	(4.55)	(12.39)	(23.05)	(20.19)	(22.23)
Net asset value, end of period	$65.78	$70.79	$75.34	$87.73	$110.78	$130.97

Total Return[c]	(7.12%)	(6.05%)	(14.09%)	(20.80%)	(15.44%)	(14.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,582	$9,244	$5,121	$6,177	$7,041	$7,870
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.93%)	(2.07%)	(2.34%)	(2.27%)	(2.31%)
Total expenses[d]	2.42%	2.41%	2.41%	2.42%	2.40%	2.42%
Portfolio turnover rate	42%	63%	103%	—	—	—

H-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Period Ended March 31, 2015[e,f]
Per Share Data
Net asset value, beginning of period	$77.17	$81.54	$86.10
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	(.90)	(.54)
Net gain (loss) on investments (realized and unrealized)	(5.49)	(3.47)	(4.02)
Total from investment operations	(5.13)	(4.37)	(4.56)
Net asset value, end of period	$72.04	$77.17	$81.54

Total Return[c]	(6.61%)	(5.37%)	(5.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,436	$7,319	$13,085
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(1.08%)	(1.27%)
Total expenses[d]	1.67%	1.67%	1.60%
Portfolio turnover rate	42%	63%	103%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover table rate stated is for the entire period of the Fund, not since the commencement of operations of the Class.

[f]	Reverse share split — Per share amounts for the periods presented through September 30, 2016 have been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

FUND PROFILE (Unaudited)	September 30, 2016

MONTHLY REBALANCE NASDAQ-100 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a calendar month basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time different than a full calendar month.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	November 28, 2014
C-Class	November 28, 2014
H-Class	November 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	8.2%
Microsoft Corp.	6.1%
Guggenheim Strategy Fund II	5.8%
Guggenheim Strategy Fund I	5.7%
Amazon.com, Inc.	5.4%
Facebook, Inc. — Class A	4.0%
Alphabet, Inc. — Class C	3.6%
Alphabet, Inc. — Class A	3.2%
Intel Corp.	2.4%
Cisco Systems, Inc.	2.2%
Top Ten Total	46.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 76.3%

Communications - 28.4%
Amazon.com, Inc.*	3,460	$2,897,092
Facebook, Inc. — Class A*	16,955	2,174,818
Alphabet, Inc. — Class C*	2,508	1,949,442
Alphabet, Inc. — Class A*	2,152	1,730,337
Cisco Systems, Inc.	36,711	1,164,473
Comcast Corp. — Class A	17,534	1,163,206
Charter Communications, Inc. — Class A*	1,977	533,731
Priceline Group, Inc.*	361	531,207
Baidu, Inc. ADR*	2,000	364,140
Netflix, Inc.*	3,129	308,363
Yahoo!, Inc.*	6,947	299,416
T-Mobile US, Inc.*	6,005	280,554
eBay, Inc.*	8,240	271,095
Twenty-First Century Fox, Inc. — Class A	7,766	188,093
JD.com, Inc. ADR*	6,685	174,412
Liberty Global plc*	4,706	155,486
Sirius XM Holdings, Inc.*	35,603	148,465
Twenty-First Century Fox, Inc. — Class B	5,828	144,185
Ctrip.com International Ltd. ADR*	2,731	127,183
Expedia, Inc.	1,001	116,837
Symantec Corp.	4,493	112,774
Viacom, Inc. — Class B	2,534	96,545
DISH Network Corp. — Class A*	1,653	90,551
Vodafone Group plc ADR	2,920	85,118
Liberty Global plc — Class A*	1,930	65,967
TripAdvisor, Inc.*	970	61,285
Discovery Communications, Inc. — Class C*	1,741	45,806
Liberty Ventures*	987	39,352
Discovery Communications, Inc. — Class A*	1,101	29,639
Liberty Global plc LiLAC — Class C*	63	1,767
Liberty Global plc LiLAC — Class A*	42	1,159
Total Communications		15,352,498

Technology - 27.8%
Apple, Inc.	39,329	4,446,144
Microsoft Corp.	56,876	3,276,057
Intel Corp.	34,531	1,303,544
QUALCOMM, Inc.	10,756	736,785
Texas Instruments, Inc.	7,322	513,858
Broadcom Ltd.	2,887	498,065
Adobe Systems, Inc.*	3,637	394,760
NVIDIA Corp.	3,905	267,571
NXP Semiconductor N.V.*	2,476	252,577
Activision Blizzard, Inc.	5,412	239,752
Applied Materials, Inc.	7,889	237,853
Cognizant Technology Solutions Corp. — Class A*	4,430	211,355
Intuit, Inc.	1,868	205,499
Electronic Arts, Inc.*	2,195	187,453
Fiserv, Inc.*	1,604	159,550
Paychex, Inc.	2,631	152,256
Cerner Corp.*	2,465	152,214
Analog Devices, Inc.	2,244	144,626
Micron Technology, Inc.*	7,579	134,755
NetEase, Inc. ADR	557	134,114
Western Digital Corp.	2,075	121,326
Autodesk, Inc.*	1,620	117,175
Lam Research Corp.	1,170	110,811
Skyworks Solutions, Inc.	1,368	104,160
Linear Technology Corp.	1,750	103,758
CA, Inc.	3,058	101,159
Xilinx, Inc.	1,850	100,529
Microchip Technology, Inc.	1,571	97,622
Check Point Software Technologies Ltd.*	1,252	97,168
Citrix Systems, Inc.*	1,137	96,895
Seagate Technology plc	2,188	84,347
Maxim Integrated Products, Inc.	2,069	82,615
NetApp, Inc.	2,031	72,750
Akamai Technologies, Inc.*	1,275	67,562
Total Technology		15,006,665

Consumer, Non-cyclical - 13.1%
Amgen, Inc.	5,462	911,117
Kraft Heinz Co.	8,887	795,475
Gilead Sciences, Inc.	9,632	762,085
Celgene Corp.*	5,657	591,326
Biogen, Inc.*	1,599	500,535
Mondelez International, Inc. — Class A	11,354	498,441
PayPal Holdings, Inc.*	8,809	360,905
Express Scripts Holding Co.*	4,600	324,438
Regeneron Pharmaceuticals, Inc.*	755	303,525
Automatic Data Processing, Inc.	3,330	293,706
Monster Beverage Corp.*	1,389	203,919
Intuitive Surgical, Inc.*	281	203,677
Alexion Pharmaceuticals, Inc.*	1,637	200,598
Illumina, Inc.*	1,070	194,376
Vertex Pharmaceuticals, Inc.*	1,808	157,676
Mylan N.V.*	3,904	148,820
Incyte Corp.*	1,372	129,366
BioMarin Pharmaceutical, Inc.*	1,249	115,557
DENTSPLY SIRONA, Inc.	1,701	101,090
Verisk Analytics, Inc. — Class A*	1,233	100,218
Henry Schein, Inc.*	597	97,299
Whole Foods Market, Inc.	2,327	65,970
Total Consumer, Non-cyclical		7,060,119

Consumer, Cyclical - 6.3%
Walgreens Boots Alliance, Inc.	7,900	636,897
Starbucks Corp.	10,704	579,515
Costco Wholesale Corp.	3,197	487,574
Tesla Motors, Inc.*	1,089	222,189
O’Reilly Automotive, Inc.*	693	194,116
Ross Stores, Inc.	2,916	187,499
PACCAR, Inc.	2,558	150,359
American Airlines Group, Inc.	3,868	141,607
Dollar Tree, Inc.*	1,720	135,760
Marriott International, Inc. — Class A	1,857	125,032
Ulta Salon Cosmetics & Fragrance, Inc.*	455	108,281
Fastenal Co.	2,109	88,114

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Mattel, Inc.	2,486	$75,276
Tractor Supply Co.	976	65,734
Liberty Interactive Corporation QVC Group — Class A*	3,260	65,233
Norwegian Cruise Line Holdings Ltd.*	1,658	62,507
Bed Bath & Beyond, Inc.	1,127	48,585
Total Consumer, Cyclical		3,374,278

Industrial - 0.7%
CSX Corp.	6,905	210,602
SBA Communications Corp. — Class A*	910	102,066
Stericycle, Inc.*	621	49,767
Total Industrial		362,435

Total Common Stocks
(Cost $40,209,598)		41,155,995

MUTUAL FUNDS† - 11.5%
Guggenheim Strategy Fund II1	124,896	3,114,907
Guggenheim Strategy Fund I1	124,631	3,114,537
Total Mutual Funds
(Cost $6,219,870)		6,229,444

	Face Amount

REPURCHASE AGREEMENTS††,2 - 4.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$1,624,121	1,624,121
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	545,385	545,385
Total Repurchase Agreements
(Cost $2,169,506)		2,169,506

Total Investments - 91.8%
(Cost $48,598,974)		$49,554,945
Other Assets & Liabilities, net - 8.2%		4,407,565
Total Net Assets - 100.0%		$53,962,510

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,532,010)	26	$104,661

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 NASDAQ-100 Index Swap 0.78%[4], Terminating 11/01/16 (Notional Value $22,231,404)	4,560	$169,115
Goldman Sachs International October 2016 NASDAQ-100 Index Swap 1.05%[4], Terminating 10/27/16 (Notional Value $646,358)	133	7,760
Barclays Bank plc October 2016 NASDAQ-100 Index Swap 0.75%[4], Terminating 10/27/16 (Notional Value $41,375,733)	8,486	500
(Total Notional Value $64,253,495)		$177,375

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$41,155,995	$—	$—	$—	$—	$41,155,995
Equity Futures Contracts	—	104,661	—	—	—	104,661
Equity Index Swap Agreements	—	—	—	177,375	—	177,375
Mutual Funds	6,229,444	—	—	—	—	6,229,444
Repurchase Agreements	—	—	2,169,506	—	—	2,169,506
Total	$47,385,439	$104,661	$2,169,506	$177,375	$—	$49,836,981

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $40,209,598)	$41,155,995
Investments in affiliated issuers, at value (cost $6,219,870)	6,229,444
Repurchase agreements, at value (cost $2,169,506)	2,169,506
Total investments (cost $48,598,974)	49,554,945
Segregated cash with broker	4,358,400
Unrealized appreciation on swap agreements	177,375
Cash	1,449
Receivables:
Variation margin	13,000
Fund shares sold	16,002
Dividends	26,415
Interest	22
Investment adviser	17,444
Total assets	54,165,052

Liabilities:
Payable for:
Licensing fees	82,323
Management fees	42,777
Fund shares redeemed	38,836
Distribution and service fees	11,899
Transfer agent and administrative fees	11,882
Portfolio accounting fees	4,753
Miscellaneous	10,072
Total liabilities	202,542
Commitments and contingent liabilities (Note 13)	—
Net assets	$53,962,510

Net assets consist of:
Paid in capital	$148,873,903
Accumulated net investment loss	(39,105)
Accumulated net realized loss on investments	(96,110,294)
Net unrealized appreciation on investments	1,238,006
Net assets	$53,962,510

A-Class:
Net assets	$326,757
Capital shares outstanding	5,100
Net asset value per share	$64.07
Maximum offering price per share (Net asset value divided by 95.25%)	$67.25

C-Class:
Net assets	$32,098
Capital shares outstanding	509
Net asset value per share	$63.06

H-Class:
Net assets	$53,603,655
Capital shares outstanding	816,583
Net asset value per share	$65.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $687)	$52,328
Dividends from securities of affiliated issuers	16,132
Interest	1,399
Total investment income	69,859

Expenses:
Management fees	72,536
Transfer agent and administrative fees	20,149
Distribution and service fees:
A-Class	472
C-Class	138
H-Class	19,642
Portfolio accounting fees	8,059
Miscellaneous - Move to Misc	7,675
Custodian fees	958
Trustees’ fees*	137
Line of credit fees	66
Miscellaneous	8,467
Total expenses	138,299
Less:
Expenses waived by Adviser	(29,335)
Net expenses	108,964
Net investment loss	(39,105)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(189,662)
Investments in affiliated issuers	756
Swap agreements	865,472
Futures contracts	(13,742)
Net realized gain	662,824
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	835,156
Investments in affiliated issuers	10,395
Swap agreements	147,847
Futures contracts	81,300
Net change in unrealized appreciation (depreciation)	1,074,698
Net realized and unrealized gain	1,737,522
Net increase in net assets resulting from operations	$1,698,417

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(39,105)	$(427,077)
Net realized gain (loss) on investments	662,824	(79,531,367)
Net change in unrealized appreciation (depreciation) on investments	1,074,698	2,435,917
Net increase (decrease) in net assets resulting from operations	1,698,417	(77,522,527)

Capital share transactions:
Proceeds from sale of shares
A-Class	410,462	4,791,065
C-Class	39,566	60,141
H-Class	63,767,806	722,965,697
Cost of shares redeemed
A-Class	(397,894)	(4,159,012)
C-Class	(33,782)	(44,714)
H-Class	(16,010,981)	(984,738,898)
Net increase (decrease) from capital share transactions	47,775,177	(261,125,721)
Net increase (decrease) in net assets	49,473,594	(338,648,248)

Net assets:
Beginning of period	4,488,916	343,137,164
End of period	$53,962,510	$4,488,916
Accumulated net investment loss at end of period	$(39,105)	$—

Capital share activity:
Shares sold
A-Class	6,970	82,637
C-Class	690	1,072
H-Class	997,757	12,184,515
Shares redeemed
A-Class	(6,390)	(87,115)
C-Class	(606)	(920)
H-Class	(256,812)	(18,752,891)
Net increase (decrease) in shares	741,609	(6,572,702)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$54.45	$51.68	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.07)	(.27)	(.07)
Net gain (loss) on investments (realized and unrealized)	9.69	3.04	1.75
Total from investment operations	9.62	2.77	1.68
Net asset value, end of period	$64.07	$54.45	$51.68

Total Return[f]	17.63%	5.38%	3.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$327	$246	$465
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.48%)	(0.38%)
Total expenses[d]	1.71%	1.70%	1.63%
Net expenses[e]	1.35%	1.37%	1.35%
Portfolio turnover rate	66%	551%	84%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$53.80	$51.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.30)	(.56)	(.19)
Net gain (loss) on investments (realized and unrealized)	9.56	2.81	1.74
Total from investment operations	9.26	2.25	1.55
Net asset value, end of period	$63.06	$53.80	$51.55

Total Return[f]	17.19%	4.40%	3.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32	$23	$14
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(1.04%)	(1.13%)
Total expenses[d]	2.46%	2.51%	2.43%
Net expenses[e]	2.10%	2.17%	2.13%
Portfolio turnover rate	66%	551%	84%

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$55.79	$51.57	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.15)	(.17)	(.11)
Net gain (loss) on investments (realized and unrealized)	10.00	4.39	1.67
Total from investment operations	9.85	4.22	1.57
Net asset value, end of period	$65.64	$55.79	$51.57

Total Return[f]	17.66%	8.18%	3.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,604	$4,220	$342,658
Ratios to average net assets:
Net investment income (loss)	(0.49%)	(0.30%)	(0.60%)
Total expenses[d]	1.71%	1.67%	1.64%
Net expenses[e]	1.35%	1.35%	1.35%
Portfolio turnover rate	66%	551%	84%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 28, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods ended would be:

	9/30/16	3/31/16	3/31/15
A-Class	1.35%	1.35%	1.35%
C-Class	2.10%	2.10%	2.10%
H-Class	1.35%	1.35%	1.35%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	September 3, 1998
A-Class	March 31, 2004
C-Class	March 7, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	22.3%
Guggenheim Strategy Fund I	22.3%
Federal Farm Credit Bank	21.3%
Total	65.9%

“Largest Holdings” excludes any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 44.7%
Guggenheim Strategy Fund II1	104,998	$2,618,643
Guggenheim Strategy Fund I1	104,616	2,614,361
Total Mutual Funds
(Cost $5,211,633)		5,233,004

	Face Amount

FEDERAL AGENCY NOTES†† - 21.3%
Federal Farm Credit Bank[2]
0.65% due 08/10/18[3]	$2,500,000	2,498,400
Total Federal Agency Notes
(Cost $2,498,595)		2,498,400

REPURCHASE AGREEMENTS††,4 - 32.6%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	2,519,708	2,519,708
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	1,305,130	1,305,130
Total Repurchase Agreements
(Cost $3,824,838)		3,824,838

Total Investments - 98.6%
(Cost $11,535,066)		$11,556,242
Other Assets & Liabilities, net - 1.4%		164,656
Total Net Assets - 100.0%		$11,720,898

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $97,385)	1	$(406)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 NASDAQ-100 Index Swap 0.60%[6], Terminating 10/27/16 (Notional Value $1,803,462)	370	$(62)
BNP Paribas November 2016 NASDAQ-100 Index Swap 0.28% [6], Terminating 11/01/16 (Notional Value $2,736,492)	561	(20,880)
Goldman Sachs International October 2016 NASDAQ-100 Index Swap 0.75%[6], Terminating 10/27/16 (Notional Value $7,112,410)	1,459	(85,449)
(Total Notional Value $11,652,364)		$(106,391)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE NASDAQ-100® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Notes	$—	$—	$2,498,400	$—	$—	$2,498,400
Mutual Funds	5,233,004	—	—	—	—	5,233,004
Repurchase Agreements	—	—	3,824,838	—	—	3,824,838
Total	$5,233,004	$—	$6,323,238	$—	$—	$11,556,242

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$406	$—	$—	$—	$406
Equity Index Swap Agreements	—	—	—	106,391	—	106,391
Total	$—	$406	$—	$106,391	$—	$106,797

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $2,498,595)	$2,498,400
Investments in affiliated issuers, at value (cost $5,211,633)	5,233,004
Repurchase agreements, at value (cost $3,824,838)	3,824,838
Total investments (cost $11,535,066)	11,556,242
Segregated cash with broker	282,400
Receivables:
Swap settlement	813
Fund shares sold	27,559
Dividends	8,082
Interest	2,386
Total assets	11,877,482

Liabilities:
Unrealized depreciation on swap agreements	106,391
Payable for:
Fund shares redeemed	28,479
Management fees	9,827
Variation margin	4,530
Transfer agent and administrative fees	2,730
Distribution and service fees	1,992
Portfolio accounting fees	1,092
Miscellaneous	1,543
Total liabilities	156,584
Commitments and contingent liabilities (Note 13)	—
Net assets	$11,720,898

Net assets consist of:
Paid in capital	$64,375,199
Accumulated net investment loss	(286,898)
Accumulated net realized loss on investments	(52,281,782)
Net unrealized depreciation on investments	(85,621)
Net assets	$11,720,898

Investor Class:
Net assets	$7,642,796
Capital shares outstanding*	87,601
Net asset value per share*	$87.24

A-Class:
Net assets	$2,148,260
Capital shares outstanding*	25,254
Net asset value per share*	$85.06
Maximum offering price per share (Net asset value divided by 95.25%)*	$89.30

C-Class:
Net assets	$1,640,666
Capital shares outstanding*	22,275
Net asset value per share*	$73.65

H-Class:
Net assets	$289,176
Capital shares outstanding*	3,448
Net asset value per share*	$83.87

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:4 reverse share split, effective November 4, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$55,650
Interest	33,160
Total investment income	88,810

Expenses:
Management fees	130,822
Transfer agent and administrative fees	36,339
Distribution and service fees:
A-Class	18,336
C-Class	8,685
H-Class	2,338
Portfolio accounting fees	14,536
Registration fees	13,900
Custodian fees	1,965
Trustees’ fees*	1,709
Line of credit fees	76
Miscellaneous	12,244
Total expenses	240,950
Net investment loss	(152,140)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(821)
Investments in affiliated issuers	16,107
Swap agreements	(4,354,267)
Futures contracts	(780,104)
Net realized loss	(5,119,085)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,450
Investments in affiliated issuers	18,956
Swap agreements	965,015
Futures contracts	246,930
Net change in unrealized appreciation (depreciation)	1,236,351
Net realized and unrealized loss	(3,882,734)
Net decrease in net assets resulting from operations	$(4,034,874)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(152,140)	$(432,506)
Net realized loss on investments	(5,119,085)	(3,792,495)
Net change in unrealized appreciation (depreciation) on investments	1,236,351	(1,299,301)
Net decrease in net assets resulting from operations	(4,034,874)	(5,524,302)

Capital share transactions:
Proceeds from sale of shares
Investor Class	26,831,101	259,319,436
Advisor Class*	—	20,257,419
A-Class	194,094,379	751,596,238
C-Class	1,527,461	6,855,284
H-Class	25,547,151	298,858,706
Cost of shares redeemed
Investor Class	(29,880,435)	(250,066,675)
Advisor Class*	—	(18,148,285)
A-Class	(244,871,505)	(697,029,713)
C-Class	(1,173,025)	(6,200,636)
H-Class	(24,832,672)	(300,183,230)
Conversion activity*
Advisor Class	—	(2,231,827)
H-Class	—	2,231,827
Net increase (decrease) from capital share transactions	(52,757,545)	65,258,544
Net increase (decrease) in net assets	(56,792,419)	59,734,242

Net assets:
Beginning of period	68,513,317	8,779,075
End of period	$11,720,898	$68,513,317
Accumulated net investment loss at end of period	$(286,898)	$(134,758)

Capital share activity:**
Shares sold
Investor Class	287,635	1,681,015
Advisor Class*	—	140,061
A-Class	2,105,263	5,088,141
C-Class	19,423	53,909
H-Class	269,727	2,008,582
Shares redeemed
Investor Class	(323,011)	(1,642,144)
Advisor Class*	—	(125,569)
A-Class	(2,664,508)	(4,702,210)
C-Class	(14,956)	(49,400)
H-Class	(268,993)	(2,023,436)
Conversion activity*
Advisor Class	—	(14,868)
H-Class	—	14,469
Net increase (decrease) in shares	(589,420)	2,571,297

*	Effective September 30,2015, all outstanding Advisor Class shares converted into H-Class shares — See Note 11.
**	Capital share activity for the periods presented through September 30, 2016 has been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a,g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Year Ended March 28, 2013[f,g]	Year Ended March 31, 2012[f,g]
Per Share Data
Net asset value, beginning of period	$96.42	$105.47	$132.37	$175.63	$187.81	$187.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	(1.08)	(1.32)	(2.16)	(2.40)	(3.20)
Net gain (loss) on investments (realized and unrealized)	(9.54)	(7.97)	(25.58)	(41.10)	(9.78)	3.67
Total from investment operations	(9.18)	(9.05)	(26.90)	(43.26)	(12.18)	(.47)
Net asset value, end of period	$87.24	$96.42	$105.47	$132.37	$175.63	$187.81

Total Return[c]	(9.50%)	(8.61%)	(20.31%)	(24.62%)	(6.50%)	(21.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,643	$11,857	$6,821	$6,865	$7,709	$8,792
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(1.04%)	(1.14%)	(1.44%)	(1.32%)	(1.38%)
Total expenses[d]	1.46%	1.44%	1.46%	1.46%	1.44%	1.45%
Portfolio turnover rate	453%	1,674%	149%	—	—	—

A-Class	Period Ended September 30, 2016[a,g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Year Ended March 28, 2013[f,g]	Year Ended March 31, 2012[f,g]
Per Share Data
Net asset value, beginning of period	$94.01	$101.76	$127.98	$170.45	$183.06	$233.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.56	(1.32)	(1.48)	(2.40)	(2.80)	(3.60)
Net gain (loss) on investments (realized and unrealized)	(9.51)	(6.43)	(24.74)	(40.07)	(9.81)	(46.54)
Total from investment operations	(8.95)	(7.75)	(26.22)	(42.47)	(12.61)	(50.14)
Net asset value, end of period	$85.06	$94.01	$101.76	$127.98	$170.45	$183.06

Total Return[c]	(9.49%)	(7.63%)	(20.50%)	(24.88%)	(6.89%)	(21.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,148	$54,948	$570	$372	$183	$474
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.36%)	(1.35%)	(1.69%)	(1.56%)	(1.62%)
Total expenses[d]	1.70%	1.69%	1.71%	1.71%	1.68%	1.69%
Portfolio turnover rate	453%	1,674%	149%	—	—	—

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Year Ended March 28, 2013[f,g]	Year Ended March 31, 2012[f,g]
Per Share Data
Net asset value, beginning of period	$81.79	$90.32	$114.51	$153.69	$166.31	$213.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.68	(1.80)	(2.12)	(3.20)	(3.80)	(4.80)
Net gain (loss) on investments (realized and unrealized)	(8.82)	(6.73)	(22.07)	(35.98)	(8.82)	(42.25)
Total from investment operations	(8.14)	(8.53)	(24.19)	(39.18)	(12.62)	(47.05)
Net asset value, end of period	$73.65	$81.79	$90.32	$114.51	$153.69	$166.31

Total Return[c]	(9.98%)	(9.43%)	(21.13%)	(25.44%)	(7.58%)	(22.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,641	$1,457	$998	$561	$678	$752
Ratios to average net assets:
Net investment income (loss)	(1.72%)	(2.09%)	(2.12%)	(2.44%)	(2.32%)	(2.37%)
Total expenses[d]	2.46%	2.44%	2.46%	2.46%	2.44%	2.45%
Portfolio turnover rate	453%	1,674%	149%	—	—	—

H-Class	Period Ended September 30, 2016[a,g]	Year Ended March 31, 2016[g]	Period Ended March 31, 2015[e,g]
Per Share Data
Net asset value, beginning of period	$92.82	$101.76	$110.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.52	(1.16)	(.80)
Net gain (loss) on investments (realized and unrealized)	(9.47)	(7.78)	(7.44)
Total from investment operations	(8.95)	(8.94)	(8.24)
Net asset value, end of period	$83.87	$92.82	$101.76

Total Return[c]	(9.66%)	(8.80%)	(7.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$289	$252	$335
Ratios to average net assets:
Net investment income (loss)	(1.08%)	(1.18%)	(1.35%)
Total expenses[d]	1.70%	1.70%	1.68%
Portfolio turnover rate	453%	1,674%	149%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Reverse share split — Per share amounts for the periods presented through February 21, 2014, have been restated to reflect a 1:5 reverse share split effective February 21, 2014.
[g]	Reverse share split — Per share amounts for the periods presented through September 30, 2016 have been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	September 30, 2016

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	10.6%
Guggenheim Strategy Fund I	10.5%
IDEXX Laboratories, Inc.	0.5%
WhiteWave Foods Co. — Class A	0.4%
Ingredion, Inc.	0.4%
Duke Realty Corp.	0.4%
ResMed, Inc.	0.4%
Synopsys, Inc.	0.4%
CDK Global, Inc.	0.4%
Alexandria Real Estate Equities, Inc.	0.4%
Top Ten Total	24.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 69.8%

Financial - 17.7%
Duke Realty Corp.	3,271	$89,396
Alexandria Real Estate Equities, Inc.	727	79,077
Alleghany Corp.*	144	75,604
Regency Centers Corp.	974	75,476
Everest Re Group Ltd.	391	74,278
National Retail Properties, Inc.	1,371	69,715
Raymond James Financial, Inc.	1,176	68,455
Camden Property Trust	815	68,248
Mid-America Apartment Communities, Inc.	704	66,169
New York Community Bancorp, Inc.	4,542	64,633
Reinsurance Group of America, Inc. — Class A	597	64,440
Omega Healthcare Investors, Inc.	1,803	63,915
American Campus Communities, Inc.	1,217	61,909
Kilroy Realty Corp.	860	59,641
Signature Bank*	501	59,343
SEI Investments Co.	1,264	57,651
Liberty Property Trust	1,368	55,199
SVB Financial Group*	485	53,612
WR Berkley Corp.	916	52,908
American Financial Group, Inc.	681	51,075
Lamar Advertising Co. — Class A	773	50,485
Senior Housing Properties Trust	2,214	50,280
East West Bancorp, Inc.	1,344	49,338
CBOE Holdings, Inc.	758	49,156
Douglas Emmett, Inc.	1,338	49,011
PacWest Bancorp	1,123	48,188
Highwoods Properties, Inc.	920	47,950
Jones Lang LaSalle, Inc.	421	47,906
EPR Properties	593	46,693
RenaissanceRe Holdings Ltd.	384	46,141
Hospitality Properties Trust	1,531	45,501
Weingarten Realty Investors	1,097	42,761
Taubman Centers, Inc.	563	41,893
Eaton Vance Corp.	1,058	41,315
DCT Industrial Trust, Inc.	841	40,830
Medical Properties Trust, Inc.	2,731	40,337
Brown & Brown, Inc.	1,069	40,312
First American Financial Corp.	1,023	40,183
Old Republic International Corp.	2,276	40,103
Communications Sales & Leasing, Inc.	1,268	39,828
Endurance Specialty Holdings Ltd.	599	39,205
Life Storage, Inc.	433	38,511
Commerce Bancshares, Inc.	774	38,127
Synovus Financial Corp.	1,146	37,279
Cullen/Frost Bankers, Inc.	515	37,049
Healthcare Realty Trust, Inc.	1,080	36,785
Prosperity Bancshares, Inc.	648	35,569
Tanger Factory Outlet Centers, Inc.	896	34,908
PrivateBancorp, Inc. — Class A	741	34,027
Post Properties, Inc.	499	32,999
First Horizon National Corp.	2,164	32,958
Bank of the Ozarks, Inc.	847	32,525
Webster Financial Corp.	855	32,499
Umpqua Holdings Corp.	2,053	30,898
First Industrial Realty Trust, Inc.	1,090	30,760
Rayonier, Inc.	1,146	30,415
Hanover Insurance Group, Inc.	399	30,093
SLM Corp.*	3,990	29,805
Education Realty Trust, Inc.	681	29,378
Bank of Hawaii Corp.	400	29,048
Chemical Financial Corp.	652	28,773
Associated Banc-Corp.	1,386	27,152
Equity One, Inc.	858	26,263
Aspen Insurance Holdings Ltd.	561	26,137
Federated Investors, Inc. — Class B	875	25,926
MB Financial, Inc.	665	25,297
LaSalle Hotel Properties	1,054	25,159
Corporate Office Properties Trust	884	25,061
CNO Financial Group, Inc.	1,633	24,936
FNB Corp.	1,959	24,096
Urban Edge Properties	853	24,003
Stifel Financial Corp.*	617	23,724
Hancock Holding Co.	723	23,447
Fulton Financial Corp.	1,614	23,435
TCF Financial Corp.	1,595	23,143
Valley National Bancorp	2,372	23,080
Genworth Financial, Inc. — Class A*	4,647	23,049
Primerica, Inc.	433	22,962
Mack-Cali Realty Corp.	836	22,756
Washington Federal, Inc.	844	22,518
Care Capital Properties, Inc.	783	22,316
Cathay General Bancorp	691	21,269
Janus Capital Group, Inc.	1,335	18,703
Mercury General Corp.	340	18,649
BancorpSouth, Inc.	802	18,606
Kemper Corp.	453	17,812
Trustmark Corp.	631	17,390
Alexander & Baldwin, Inc.	429	16,482
International Bancshares Corp.	541	16,111
Corrections Corporation of America	1,096	15,202
Potlatch Corp.	378	14,700
Waddell & Reed Financial, Inc. — Class A	772	14,020
WisdomTree Investments, Inc.	1,070	11,010
Total Financial		3,594,980

Industrial - 12.0%
Packaging Corporation of America	879	71,427
Wabtec Corp.	840	68,586
AO Smith Corp.	691	68,264
Huntington Ingalls Industries, Inc.	436	66,891
IDEX Corp.	710	66,435
Trimble, Inc.*	2,324	66,374
Carlisle Companies, Inc.	603	61,850
Lennox International, Inc.	365	57,316
Arrow Electronics, Inc.*	851	54,439
Hubbell, Inc.	480	51,715
Keysight Technologies, Inc.*	1,585	50,229
Nordson Corp.	496	49,416
Sonoco Products Co.	935	49,396
B/E Aerospace, Inc.	948	48,973

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Avnet, Inc.	1,188	$48,779
Gentex Corp.	2,674	46,955
Donaldson Company, Inc.	1,241	46,327
AptarGroup, Inc.	587	45,439
Bemis Company, Inc.	883	45,042
Old Dominion Freight Line, Inc.*	649	44,528
AECOM*	1,433	42,602
Cognex Corp.	794	41,971
Orbital ATK, Inc.	546	41,622
Jabil Circuit, Inc.	1,782	38,883
Graco, Inc.	519	38,406
Oshkosh Corp.	685	38,360
Curtiss-Wright Corp.	414	37,720
Lincoln Electric Holdings, Inc.	590	36,946
Genesee & Wyoming, Inc. — Class A*	534	36,819
Teledyne Technologies, Inc.*	323	34,861
Eagle Materials, Inc.	450	34,785
Trinity Industries, Inc.	1,421	34,360
Zebra Technologies Corp. — Class A*	492	34,248
EMCOR Group, Inc.	567	33,805
Woodward, Inc.	516	32,240
AGCO Corp.	635	31,318
Kirby Corp.*	502	31,204
ITT, Inc.	836	29,962
CLARCOR, Inc.	455	29,575
Crane Co.	463	29,174
Energizer Holdings, Inc.	577	28,827
Valmont Industries, Inc.	211	28,394
EnerSys	405	28,022
National Instruments Corp.	983	27,917
Tech Data Corp.*	328	27,785
Belden, Inc.	393	27,113
Landstar System, Inc.	393	26,755
Terex Corp.	1,013	25,740
Joy Global, Inc.	915	25,382
Louisiana-Pacific Corp.*	1,326	24,969
Regal Beloit Corp.	417	24,807
Cree, Inc.*	940	24,177
Dycom Industries, Inc.*	293	23,962
Clean Harbors, Inc.*	488	23,414
Timken Co.	657	23,087
Kennametal, Inc.	743	21,562
Esterline Technologies Corp.*	274	20,835
KBR, Inc.	1,329	20,108
Silgan Holdings, Inc.	383	19,376
Granite Construction, Inc.	369	18,354
Vishay Intertechnology, Inc.	1,257	17,711
KLX, Inc.*	491	17,283
MSA Safety, Inc.	290	16,832
GATX Corp.	377	16,795
Triumph Group, Inc.	462	12,881
Greif, Inc. — Class A	240	11,902
Knowles Corp.*	827	11,619
Werner Enterprises, Inc.	417	9,704
Total Industrial		2,422,555

Consumer, Non-cyclical - 10.8%
IDEXX Laboratories, Inc.*	835	94,129
WhiteWave Foods Co. — Class A*	1,652	89,918
Ingredion, Inc.	673	89,549
ResMed, Inc.	1,312	85,005
Teleflex, Inc.	411	69,069
Gartner, Inc.*	770	68,107
Align Technology, Inc.*	702	65,812
STERIS plc	803	58,699
MarketAxess Holdings, Inc.	351	58,122
MEDNAX, Inc.*	858	56,843
VCA, Inc.*	754	52,764
West Pharmaceutical Services, Inc.	683	50,884
WellCare Health Plans, Inc.*	413	48,358
ABIOMED, Inc.*	373	47,960
Service Corporation International	1,806	47,931
United Therapeutics Corp.*	405	47,822
Post Holdings, Inc.*	603	46,534
ManpowerGroup, Inc.	639	46,174
TreeHouse Foods, Inc.*	529	46,124
Edgewell Personal Care Co.*	550	43,736
WEX, Inc.*	359	38,804
Bio-Techne Corp.	348	38,106
Charles River Laboratories International, Inc.*	441	36,753
Hill-Rom Holdings, Inc.	556	34,461
Hain Celestial Group, Inc.*	965	34,335
Amsurg Corp. — Class A*	511	34,263
PAREXEL International Corp.*	493	34,239
Live Nation Entertainment, Inc.*	1,231	33,828
CoreLogic, Inc.*	823	32,278
Bio-Rad Laboratories, Inc. — Class A*	193	31,615
NuVasive, Inc.*	469	31,264
Deluxe Corp.	455	30,403
Avis Budget Group, Inc.*	879	30,071
Catalent, Inc.*	1,162	30,026
Sprouts Farmers Market, Inc.*	1,301	26,866
Snyder’s-Lance, Inc.	797	26,763
Rollins, Inc.	896	26,235
Flowers Foods, Inc.	1,698	25,674
LivaNova plc*	412	24,765
Lancaster Colony Corp.	182	24,040
Prestige Brands Holdings, Inc.*	493	23,797
LifePoint Health, Inc.*	398	23,574
Molina Healthcare, Inc.*	397	23,153
Avon Products, Inc.*	4,075	23,065
Akorn, Inc.*	823	22,435
Helen of Troy Ltd.*	260	22,404
Graham Holdings Co. — Class B	43	20,699
Owens & Minor, Inc.	582	20,213
United Natural Foods, Inc.*	470	18,819
FTI Consulting, Inc.*	393	17,512
Sotheby’s	447	16,995
Tenet Healthcare Corp.*	742	16,814
CEB, Inc.	300	16,341
Aaron’s, Inc.	604	15,354

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Halyard Health, Inc.*	435	$15,077
Dean Foods Co.	843	13,825
Boston Beer Company, Inc. — Class A*	84	13,042
Community Health Systems, Inc.*	1,060	12,232
DeVry Education Group, Inc.	529	12,199
Tootsie Roll Industries, Inc.	164	6,040
Total Consumer, Non-cyclical		2,191,919

Technology - 8.8%
Synopsys, Inc.*	1,411	83,744
CDK Global, Inc.	1,400	80,304
ANSYS, Inc.*	813	75,292
Broadridge Financial Solutions, Inc.	1,103	74,772
MSCI, Inc. — Class A	882	74,035
Cadence Design Systems, Inc.*	2,726	69,595
Computer Sciences Corp.	1,309	68,343
Jack Henry & Associates, Inc.	732	62,623
Leidos Holdings, Inc.	1,326	57,389
Ultimate Software Group, Inc.*	270	55,185
Tyler Technologies, Inc.*	308	52,739
Fortinet, Inc.*	1,369	50,557
PTC, Inc.*	1,072	47,500
Advanced Micro Devices, Inc.*	6,843	47,286
Microsemi Corp.*	1,055	44,289
Teradyne, Inc.	1,887	40,721
Manhattan Associates, Inc.*	668	38,490
NCR Corp.*	1,154	37,147
Cypress Semiconductor Corp.	2,995	36,419
Fair Isaac Corp.	288	35,882
DST Systems, Inc.	304	35,848
Brocade Communications Systems, Inc.	3,738	34,502
MAXIMUS, Inc.	605	34,219
Rackspace Hosting, Inc.*	997	31,595
SYNNEX Corp.	271	30,924
Cirrus Logic, Inc.*	581	30,880
j2 Global, Inc.	448	29,841
Science Applications International Corp.	418	28,997
Integrated Device Technology, Inc.*	1,253	28,944
IPG Photonics Corp.*	347	28,575
Monolithic Power Systems, Inc.	347	27,934
Intersil Corp. — Class A	1,263	27,698
Convergys Corp.	894	27,195
Mentor Graphics Corp.	1,009	26,678
NetScout Systems, Inc.*	858	25,097
Lexmark International, Inc. — Class A	584	23,336
Allscripts Healthcare Solutions, Inc.*	1,740	22,916
Silicon Laboratories, Inc.*	388	22,814
ACI Worldwide, Inc.*	1,093	21,182
CommVault Systems, Inc.*	385	20,455
Acxiom Corp.*	722	19,241
Synaptics, Inc.*	325	19,039
3D Systems Corp.*	994	17,842
Diebold, Inc.	700	17,353
VeriFone Systems, Inc.*	1,035	16,291
Total Technology		1,781,708

Consumer, Cyclical - 8.3%
Domino’s Pizza, Inc.	450	68,332
NVR, Inc.*	34	55,755
JetBlue Airways Corp.*	3,018	52,030
Ingram Micro, Inc. — Class A	1,396	49,781
Copart, Inc.*	908	48,632
Toro Co.	1,023	47,917
Dick’s Sporting Goods, Inc.	821	46,568
Dunkin’ Brands Group, Inc.	855	44,528
Casey’s General Stores, Inc.	365	43,855
Polaris Industries, Inc.	556	43,056
Toll Brothers, Inc.*	1,407	42,013
Brunswick Corp.	841	41,024
Panera Bread Co. — Class A*	208	40,501
Carter’s, Inc.	467	40,494
Williams-Sonoma, Inc.	765	39,077
Cinemark Holdings, Inc.	986	37,744
Thor Industries, Inc.	445	37,692
Pool Corp.	392	37,052
Scotts Miracle-Gro Co. — Class A	422	35,140
Sally Beauty Holdings, Inc.*	1,364	35,028
CST Brands, Inc.	706	33,952
Watsco, Inc.	240	33,816
Tupperware Brands Corp.	471	30,789
MSC Industrial Direct Company, Inc. — Class A	415	30,465
World Fuel Services Corp.	657	30,393
Cracker Barrel Old Country Store, Inc.	223	29,485
Jack in the Box, Inc.	305	29,262
Skechers U.S.A., Inc. — Class A*	1,243	28,465
American Eagle Outfitters, Inc.	1,593	28,451
Tempur Sealy International, Inc.*	474	26,895
GameStop Corp. — Class A	969	26,735
J.C. Penney Company, Inc.*	2,870	26,461
Cabela’s, Inc.*	479	26,311
Brinker International, Inc.	512	25,820
Buffalo Wild Wings, Inc.*	171	24,067
Texas Roadhouse, Inc. — Class A	598	23,340
CalAtlantic Group, Inc.	696	23,274
Vista Outdoor, Inc.*	563	22,441
Cheesecake Factory, Inc.	417	20,875
Dana, Inc.	1,337	20,844
Wendy’s Co.	1,900	20,520
Kate Spade & Co.*	1,194	20,453
Big Lots, Inc.	414	19,769
Office Depot, Inc.	5,071	18,103
TRI Pointe Group, Inc.*	1,363	17,964
Deckers Outdoor Corp.*	299	17,805
Churchill Downs, Inc.	116	16,977
HNI Corp.	415	16,517
Herman Miller, Inc.	558	15,959
Chico’s FAS, Inc.	1,231	14,649
KB Home	771	12,429
Restoration Hardware Holdings, Inc.*	356	12,310
HSN, Inc.	297	11,821
Fossil Group, Inc.*	390	10,830

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Abercrombie & Fitch Co. — Class A	631	$10,027
Ascena Retail Group, Inc.*	1,556	8,698
Guess?, Inc.	574	8,386
International Speedway Corp. — Class A	243	8,121
Total Consumer, Cyclical		1,689,698

Utilities - 3.9%
Westar Energy, Inc.	1,322	75,023
UGI Corp.	1,615	73,063
Atmos Energy Corp.	968	72,087
OGE Energy Corp.	1,862	58,877
Great Plains Energy, Inc.	1,932	52,724
Aqua America, Inc.	1,654	50,414
MDU Resources Group, Inc.	1,821	46,326
National Fuel Gas Co.	792	42,823
Vectren Corp.	772	38,754
IDACORP, Inc.	470	36,792
Southwest Gas Corp.	443	30,948
Hawaiian Electric Industries, Inc.	1,009	30,119
ONE Gas, Inc.	487	30,116
Black Hills Corp.	488	29,875
WGL Holdings, Inc.	476	29,845
New Jersey Resources Corp.	803	26,387
NorthWestern Corp.	451	25,946
PNM Resources, Inc.	743	24,311
Talen Energy Corp.*	802	11,108
Total Utilities		785,538

Basic Materials - 3.1%
Valspar Corp.	680	72,127
RPM International, Inc.	1,241	66,667
Steel Dynamics, Inc.	2,273	56,803
Reliance Steel & Aluminum Co.	676	48,692
Royal Gold, Inc.	609	47,155
NewMarket Corp.	86	36,922
Sensient Technologies Corp.	418	31,684
Olin Corp.	1,540	31,600
Cabot Corp.	582	30,503
United States Steel Corp.	1,571	29,629
PolyOne Corp.	784	26,507
Compass Minerals International, Inc.	315	23,216
Minerals Technologies, Inc.	325	22,974
Domtar Corp.	584	21,684
Worthington Industries, Inc.	411	19,740
Allegheny Technologies, Inc.	1,016	18,359
Carpenter Technology Corp.	435	17,948
Commercial Metals Co.	1,069	17,307
Total Basic Materials		619,517

Energy - 2.8%
Energen Corp.	905	52,237
QEP Resources, Inc.	2,234	43,630
WPX Energy, Inc.*	3,210	42,340
HollyFrontier Corp.	1,646	40,327
Gulfport Energy Corp.*	1,169	33,024
Nabors Industries Ltd.	2,642	32,127
CONSOL Energy, Inc.	1,647	31,622
SM Energy Co.	810	31,250
Patterson-UTI Energy, Inc.	1,378	30,826
Superior Energy Services, Inc.	1,415	25,329
Oceaneering International, Inc.	914	25,144
Murphy USA, Inc.*	343	24,476
Ensco plc — Class A	2,810	23,885
NOW, Inc.*	1,002	21,473
Western Refining, Inc.	738	19,527
Dril-Quip, Inc.*	350	19,509
Rowan Companies plc — Class A	1,170	17,737
Oil States International, Inc.*	479	15,122
Noble Corporation plc	2,268	14,379
Denbury Resources, Inc.*	3,714	11,996
Diamond Offshore Drilling, Inc.	601	10,584
Total Energy		566,544

Communications - 2.0%
FactSet Research Systems, Inc.	379	61,436
ARRIS International plc*	1,778	50,370
ViaSat, Inc.*	423	31,577
AMC Networks, Inc. — Class A*	559	28,990
Ciena Corp.*	1,288	28,078
Cable One, Inc.	44	25,696
InterDigital, Inc.	319	25,265
Telephone & Data Systems, Inc.	867	23,565
John Wiley & Sons, Inc. — Class A	417	21,521
WebMD Health Corp. — Class A*	364	18,091
Meredith Corp.	341	17,729
Plantronics, Inc.	309	16,056
New York Times Co. — Class A	1,135	13,563
Time, Inc.	933	13,510
NeuStar, Inc. — Class A*	508	13,508
comScore, Inc.*	417	12,785
Total Communications		401,740

Materials - 0.3%
Ashland Global Holdings, Inc.	579	67,135

Financials - 0.1%
Washington Prime Group, Inc.	1,728	21,393

Total Common Stocks
(Cost $12,363,258)		14,142,727

MUTUAL FUNDS† - 21.1%
Guggenheim Strategy Fund II1	85,758	2,138,806
Guggenheim Strategy Fund I1	85,481	2,136,164
Total Mutual Funds
(Cost $4,260,498)		4,274,970

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 15.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$1,975,028	$1,975,028
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	1,144,709	1,144,709
Total Repurchase Agreements
(Cost $3,119,737)		3,119,737

Total Investments - 106.3%
(Cost $19,743,493)		$21,537,434
Other Assets & Liabilities, net - (6.3)%		(1,284,020)
Total Net Assets - 100.0%		$20,253,413

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $464,580)	3	$9,455

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 S&P MidCap 400 Index Swap 0.63% [4], Terminating 11/01/16 (Notional Value $9,567,237)	6,163	$77,807
Goldman Sachs International October 2016 S&P MidCap 400 Index Swap 0.80%[4], Terminating 10/27/16 (Notional Value $748,731)	482	6,636
Barclays Bank plc October 2016 S&P MidCap 400 Index Swap 0.70%[4], Terminating 10/27/16 (Notional Value $5,500,643)	3,544	(16,127)
(Total Notional Value $15,816,611)		$68,316

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$14,142,727	$—	$—	$—	$—	$14,142,727
Equity Futures Contracts	—	9,455	—	—	—	9,455
Equity Index Swap Agreements	—	—	—	84,443	—	84,443
Mutual Funds	4,274,970	—	—	—	—	4,274,970
Repurchase Agreements	—	—	3,119,737	—	—	3,119,737
Total	$18,417,697	$9,455	$3,119,737	$84,443	$—	$21,631,332

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$16,127	$—	$16,127

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $12,363,258)	$14,142,727
Investments in affiliated issuers, at value (cost $4,260,498)	4,274,970
Repurchase agreements, at value (cost $3,119,737)	3,119,737
Total investments (cost $19,743,493)	21,537,434
Segregated cash with broker	735,331
Unrealized appreciation on swap agreements	84,443
Receivables:
Swap settlement	18,137
Variation margin	3,750
Fund shares sold	300,124
Dividends	24,577
Interest	32
Total assets	22,703,828

Liabilities:
Unrealized depreciation on swap agreements	16,127
Payable for:
Fund shares redeemed	2,373,669
Management fees	18,286
Securities purchased	10,581
Distribution and service fees	9,149
Transfer agent and administrative fees	5,079
Portfolio accounting fees	2,032
Miscellaneous	15,492
Total liabilities	2,450,415
Commitments and contingent liabilities (Note 13)	—
Net assets	$20,253,413

Net assets consist of:
Paid in capital	$16,960,102
Accumulated net investment loss	(129,707)
Accumulated net realized gain on investments	1,551,306
Net unrealized appreciation on investments	1,871,712
Net assets	$20,253,413

A-Class:
Net assets	$1,139,386
Capital shares outstanding	16,621
Net asset value per share	$68.55
Maximum offering price per share (Net asset value divided by 95.25%)	$71.97

C-Class:
Net assets	$6,598,331
Capital shares outstanding	108,811
Net asset value per share	$60.64

H-Class:
Net assets	$12,515,696
Capital shares outstanding	181,954
Net asset value per share	$68.78

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$125,028
Dividends from securities of affiliated issuers	20,393
Interest	5,407
Total investment income	150,828

Expenses:
Management fees	95,149
Transfer agent and administrative fees	26,430
Distribution and service fees:
A-Class	2,376
C-Class	30,179
H-Class	16,510
Portfolio accounting fees	10,572
Custodian fees	1,248
Trustees’ fees*	570
Line of credit fees	3
Miscellaneous	16,408
Total expenses	199,445
Net investment loss	(48,617)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	401,711
Investments in affiliated issuers	3,554
Swap agreements	977,070
Futures contracts	206,385
Net realized gain	1,588,720
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	277,380
Investments in affiliated issuers	15,659
Swap agreements	(14,768)
Futures contracts	(139,984)
Net change in unrealized appreciation (depreciation)	138,287
Net realized and unrealized gain	1,727,007
Net increase in net assets resulting from operations	$1,678,390

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(48,617)	$(522,399)
Net realized gain on investments	1,588,720	3,651,862
Net change in unrealized appreciation (depreciation) on investments	138,287	(3,723,276)
Net increase (decrease) in net assets resulting from operations	1,678,390	(593,813)

Distributions to shareholders from:
Net realized gains
A-Class	—	(39,098)
C-Class	—	(32,393)
H-Class	—	(1,799,216)
Total distributions to shareholders	—	(1,870,707)

Capital share transactions:
Proceeds from sale of shares
A-Class	29,115,167	12,111,577
C-Class	1,779,909	2,908,743
H-Class	60,105,606	867,760,588
Distributions reinvested
A-Class	—	30,028
C-Class	—	31,941
H-Class	—	573,424
Cost of shares redeemed
A-Class	(29,549,685)	(14,445,041)
C-Class	(574,501)	(2,169,886)
H-Class	(62,585,308)	(870,431,834)
Net decrease from capital share transactions	(1,708,812)	(3,630,460)
Net decrease in net assets	(30,422)	(6,094,980)

Net assets:
Beginning of period	20,283,835	26,378,815
End of period	$20,253,413	$20,283,835
Accumulated net investment loss at end of period	$(129,707)	$(81,090)

Capital share activity:
Shares sold
A-Class	429,554	201,123
C-Class	31,346	51,115
H-Class	913,486	14,189,381
Shares issued from reinvestment of distributions
A-Class	—	473
C-Class	—	566
H-Class	—	9,018
Shares redeemed
A-Class	(443,412)	(250,294)
C-Class	(10,117)	(40,676)
H-Class	(951,599)	(14,221,967)
Net decrease in shares	(30,742)	(61,261)

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$61.64	$67.32	$58.48	$45.07	$36.23	$37.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	(.47)	(.41)	(.35)	(.16)	(.23)
Net gain (loss) on investments (realized and unrealized)	6.79	(4.81)	9.45	13.76	9.00	(.68)
Total from investment operations	6.91	(5.28)	9.04	13.41	8.84	(.91)
Less distributions from:
Net realized gains	—	(.40)	(.20)	—	—	—
Total distributions	—	(.40)	(.20)	—	—	—
Net asset value, end of period	$68.55	$61.64	$67.32	$58.48	$45.07	$36.23

Total Return[c]	11.21%	(7.86%)	15.50%	29.75%	24.40%	(2.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,139	$1,879	$5,331	$2,632	$2,199	$1,997
Ratios to average net assets:
Net investment income (loss)	0.38%	(0.75%)	(0.66%)	(0.68%)	(0.43%)	(0.68%)
Total expenses[d]	1.67%	1.65%	1.64%	1.67%	1.66%	1.66%
Portfolio turnover rate	191%	1,506%	598%	563%	447%	141%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$54.73	$60.27	$52.77	$40.97	$33.18	$34.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.78)	(.76)	(.64)	(.41)	(.43)
Net gain (loss) on investments (realized and unrealized)	6.22	(4.36)	8.46	12.44	8.20	(.65)
Total from investment operations	5.91	(5.14)	7.70	11.80	7.79	(1.08)
Less distributions from:
Net realized gains	—	(.40)	(.20)	—	—	—
Total distributions	—	(.40)	(.20)	—	—	—
Net asset value, end of period	$60.64	$54.73	$60.27	$52.77	$40.97	$33.18

Total Return[c]	10.78%	(8.55%)	14.63%	28.80%	23.48%	(3.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,598	$4,794	$4,615	$4,549	$5,107	$4,815
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(1.41%)	(1.39%)	(1.40%)	(1.23%)	(1.42%)
Total expenses[d]	2.42%	2.40%	2.40%	2.42%	2.40%	2.41%
Portfolio turnover rate	191%	1,506%	598%	563%	447%	141%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$61.85	$67.45	$58.56	$45.13	$36.27	$37.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.57)	(.29)	(.34)	(.15)	(.24)
Net gain (loss) on investments (realized and unrealized)	7.03	(4.63)	9.38	13.77	9.01	(.61)
Total from investment operations	6.93	(5.20)	9.09	13.43	8.86	(.85)
Less distributions from:
Net realized gains	—	(.40)	(.20)	—	—	—
Total distributions	—	(.40)	(.20)	—	—	—
Net asset value, end of period	$68.78	$61.85	$67.45	$58.56	$45.13	$36.27

Total Return[c]	11.20%	(7.73%)	15.56%	29.76%	24.43%	(2.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,516	$13,611	$16,433	$19,413	$57,067	$16,974
Ratios to average net assets:
Net investment income (loss)	(0.31%)	(0.93%)	(0.47%)	(0.66%)	(0.41%)	(0.72%)
Total expenses[d]	1.67%	1.66%	1.66%	1.68%	1.67%	1.66%
Portfolio turnover rate	191%	1,506%	598%	563%	447%	141%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	11.8%
Guggenheim Strategy Fund II	11.8%
Total	23.6%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE MID-CAP STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 23.6%
Guggenheim Strategy Fund I1	5,440	$135,946
Guggenheim Strategy Fund II1	5,446	135,813
Total Mutual Funds
(Cost $270,358)		271,759

	Face Amount

REPURCHASE AGREEMENTS††,2 - 55.7%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	$399,887	399,887
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	239,421	239,421
Total Repurchase Agreements
(Cost $639,308)		639,308

Total Investments - 79.3%
(Cost $909,666)		$911,067
Other Assets & Liabilities, net - 20.7%		237,671
Total Net Assets - 100.0%		$1,148,738

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 S&P MidCap 400 Index Swap 0.55%[4], Terminating 10/31/16 (Notional Value $52,424)	34	$152
BNP Paribas November 2016 S&P MidCap 400 Index Swap 0.13%[4], Terminating 11/01/16 (Notional Value $404,422)	261	(3,299)
Goldman Sachs International September 2016 S&P MidCap 400 Index Swap 0.50%[4], Terminating 10/26/16 (Notional Value $687,559)	443	(4,705)
(Total Notional Value $1,144,405)		$(7,852)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$152	$—	$152
Mutual Funds	271,759	—	—	—	271,759
Repurchase Agreements	—	639,308	—	—	639,308
Total	$271,759	$639,308	$152	$—	$911,219

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$8,004	$—	$8,004

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in affiliated issuers, at value (cost $270,358)	$271,759
Repurchase agreements, at value (cost $639,308)	639,308
Total investments (cost $909,666)	911,067
Segregated cash with broker	250,000
Unrealized appreciation on swap agreements	152
Receivables:
Fund shares sold	90
Dividends	420
Interest	7
Total assets	1,161,736

Liabilities:
Unrealized depreciation on swap agreements	8,004
Payable for:
Fund shares redeemed	2,020
Management fees	904
Licensing fees	858
Distribution and service fees	427
Transfer agent and administrative fees	251
Swap settlement	159
Portfolio accounting fees	101
Miscellaneous	274
Total liabilities	12,998
Commitments and contingent liabilities (Note 13)	—
Net assets	$1,148,738

Net assets consist of:
Paid in capital	$13,480,775
Accumulated net investment loss	(26,650)
Accumulated net realized loss on investments	(12,298,936)
Net unrealized depreciation on investments	(6,451)
Net assets	$1,148,738

A-Class:
Net assets	$116,325
Capital shares outstanding	4,155
Net asset value per share	$28.00
Maximum offering price per share (Net asset value divided by 95.25%)	$29.40

C-Class:
Net assets	$310,156
Capital shares outstanding	12,247
Net asset value per share	$25.33

H-Class:
Net assets	$722,257
Capital shares outstanding	25,815
Net asset value per share	$27.98

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$4,320
Interest	2,216
Total investment income	6,536

Expenses:
Management fees	10,866
Transfer agent and administrative fees	3,019
Distribution and service fees:
A-Class	149
C-Class	1,360
H-Class	2,529
Portfolio accounting fees	1,207
Custodian fees	141
Trustees’ fees*	103
Miscellaneous	1,800
Total expenses	21,174
Net investment loss	(14,638)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	477
Swap agreements	(265,179)
Futures contracts	(39,702)
Net realized loss	(304,404)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	3,576
Swap agreements	26,752
Futures contracts	24,045
Net change in unrealized appreciation (depreciation)	54,373
Net realized and unrealized loss	(250,031)
Net decrease in net assets resulting from operations	$(264,669)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(14,638)	$(60,272)
Net realized gain (loss) on investments	(304,404)	555,698
Net change in unrealized appreciation (depreciation) on investments	54,373	(15,222)
Net increase (decrease) in net assets resulting from operations	(264,669)	480,204

Capital share transactions:
Proceeds from sale of shares
A-Class	63,859	2,309,572
C-Class	90,828	572,876
H-Class	10,220,900	102,675,850
Cost of shares redeemed
A-Class	(47,120)	(2,246,291)
C-Class	(26,928)	(364,765)
H-Class	(11,952,269)	(103,514,443)
Net decrease from capital share transactions	(1,650,730)	(567,201)
Net decrease in net assets	(1,915,399)	(86,997)

Net assets:
Beginning of period	3,064,137	3,151,134
End of period	$1,148,738	$3,064,137
Accumulated net investment loss at end of period	$(26,650)	$(12,012)

Capital share activity:
Shares sold
A-Class	2,189	69,625
C-Class	3,443	18,922
H-Class	352,554	3,247,874
Shares redeemed
A-Class	(1,646)	(67,547)
C-Class	(988)	(12,293)
H-Class	(414,077)	(3,258,727)
Net decrease in shares	(58,525)	(2,146)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$30.70	$30.76	$35.55	$44.64	$54.64	$61.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.38)	(.48)	(.64)	(.84)	(1.02)
Net gain (loss) on investments (realized and unrealized)	(2.54)	.32	(4.31)	(8.45)	(9.16)	(5.48)
Total from investment operations	(2.70)	(.06)	(4.79)	(9.09)	(10.00)	(6.50)
Net asset value, end of period	$28.00	$30.70	$30.76	$35.55	$44.64	$54.64

Total Return[c]	(8.86%)	(0.16%)	(13.47%)	(20.36%)	(18.29%)	(10.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116	$111	$47	$93	$26	$115
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(1.18%)	(1.40%)	(1.65%)	(1.52%)	(1.63%)
Total expenses[d]	1.67%	1.65%	1.66%	1.67%	1.64%	1.66%
Portfolio turnover rate	91%	199%	38%	—	—	—

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$27.89	$28.16	$32.78	$41.49	$51.18	$57.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.59)	(.67)	(.90)	(1.14)	(1.44)
Net gain (loss) on investments (realized and unrealized)	(2.31)	.32	(3.95)	(7.81)	(8.55)	(5.10)
Total from investment operations	(2.56)	(.27)	(4.62)	(8.71)	(9.69)	(6.54)
Net asset value, end of period	$25.33	$27.89	$28.16	$32.78	$41.49	$51.18

Total Return[c]	(9.21%)	(0.96%)	(14.09%)	(20.99%)	(18.93%)	(11.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$310	$273	$89	$131	$216	$121
Ratios to average net assets:
Net investment income (loss)	(1.87%)	(2.00%)	(2.13%)	(2.40%)	(2.29%)	(2.39%)
Total expenses[d]	2.41%	2.41%	2.41%	2.42%	2.40%	2.42%
Portfolio turnover rate	91%	199%	38%	—	—	—

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$30.69	$30.70	$35.49	$44.59	$54.57	$61.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.42)	(.47)	(.66)	(.81)	(1.05)
Net gain (loss) on investments (realized and unrealized)	(2.54)	.41	(4.32)	(8.44)	(9.17)	(5.46)
Total from investment operations	(2.71)	(.01)	(4.79)	(9.10)	(9.98)	(6.51)
Net asset value, end of period	$27.98	$30.69	$30.70	$35.49	$44.59	$54.57

Total Return[c]	(8.83%)	(0.07%)	(13.47%)	(20.39%)	(18.31%)	(10.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$722	$2,680	$3,015	$3,825	$1,409	$1,578
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(1.32%)	(1.38%)	(1.65%)	(1.53%)	(1.64%)
Total expenses[d]	1.66%	1.65%	1.65%	1.67%	1.65%	1.67%
Portfolio turnover rate	91%	199%	38%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

FUND PROFILE (Unaudited)	September 30, 2016

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	4.8%
Guggenheim Strategy Fund I	4.8%
Microsemi Corp.	0.2%
Advanced Micro Devices, Inc.	0.2%
Gramercy Property Trust	0.2%
Curtiss-Wright Corp.	0.2%
IDACORP, Inc.	0.2%
Healthcare Realty Trust, Inc.	0.1%
Fair Isaac Corp.	0.1%
Aspen Technology, Inc.	0.1%
Top Ten Total	10.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 63.9%

Financial - 16.6%
Gramercy Property Trust	1,641	$15,820
Healthcare Realty Trust, Inc.	443	15,088
Prosperity Bancshares, Inc.	259	14,216
PrivateBancorp, Inc. — Class A	304	13,959
Investors Bancorp, Inc.	1,154	13,859
Medical Properties Trust, Inc.	921	13,603
Webster Financial Corp.	357	13,569
Ellie Mae, Inc.*	127	13,373
Bank of the Ozarks, Inc.	344	13,210
New Residential Investment Corp.	942	13,008
Umpqua Holdings Corp.	859	12,928
First Industrial Realty Trust, Inc.	452	12,755
Education Realty Trust, Inc.	285	12,296
DuPont Fabros Technology, Inc.	290	11,963
Hudson Pacific Properties, Inc.	363	11,932
Radian Group, Inc.	836	11,327
Physicians Realty Trust	525	11,309
National Health Investors, Inc.	144	11,301
Chemical Financial Corp.	255	11,253
Acadia Realty Trust	310	11,235
Wintrust Financial Corp.	200	11,114
Sunstone Hotel Investors, Inc.	845	10,808
IBERIABANK Corp.	159	10,672
CNO Financial Group, Inc.	697	10,644
MGIC Investment Corp.*	1,325	10,599
MB Financial, Inc.	272	10,347
UMB Financial Corp.	174	10,344
FNB Corp.	817	10,049
RLI Corp.	147	10,048
RLJ Lodging Trust	474	9,968
LaSalle Hotel Properties	415	9,906
Texas Capital Bancshares, Inc.*	179	9,831
Urban Edge Properties	349	9,821
Home BancShares, Inc.	471	9,802
Hancock Holding Co.	301	9,761
Fulton Financial Corp.	669	9,714
Genworth Financial, Inc. — Class A*	1,951	9,677
Primerica, Inc.	182	9,651
CoreSite Realty Corp.	130	9,625
Stifel Financial Corp.*	250	9,612
United Bankshares, Inc.	255	9,606
QTS Realty Trust, Inc. — Class A	181	9,566
Mack-Cali Realty Corp.	347	9,445
Washington Federal, Inc.	352	9,390
Valley National Bancorp	962	9,360
Lexington Realty Trust	893	9,198
Retail Opportunity Investments Corp.	417	9,157
Pinnacle Financial Partners, Inc.	168	9,085
EastGroup Properties, Inc.	123	9,048
First Financial Bankshares, Inc.	247	9,001
Washington Prime Group, Inc.	720	8,914
Kite Realty Group Trust	320	8,870
Washington Real Estate Investment Trust	285	8,869
Cathay General Bancorp	288	8,865
Selective Insurance Group, Inc.	220	8,769
FirstCash, Inc.	185	8,709
Hope Bancorp, Inc.	498	8,650
PS Business Parks, Inc.	76	8,631
Sterling Bancorp	492	8,609
WageWorks, Inc.*	141	8,588
First Citizens BancShares, Inc. — Class A	29	8,523
Cousins Properties, Inc.	807	8,425
Glacier Bancorp, Inc.	295	8,413
Ryman Hospitality Properties, Inc.	168	8,091
Community Bank System, Inc.	167	8,034
Colony Capital, Inc. — Class A	437	7,966
CBL & Associates Properties, Inc.	654	7,940
LendingClub Corp.*	1,275	7,880
Janus Capital Group, Inc.	562	7,875
BancorpSouth, Inc.	336	7,795
Evercore Partners, Inc. — Class A	151	7,778
EverBank Financial Corp.	400	7,743
Essent Group Ltd.*	289	7,690
Great Western Bancorp, Inc.	229	7,630
LTC Properties, Inc.	146	7,591
BGC Partners, Inc. — Class A	846	7,403
Enstar Group Ltd.*	45	7,401
Pebblebrook Hotel Trust	277	7,368
Columbia Banking System, Inc.	225	7,362
Old National Bancorp	515	7,241
Kennedy-Wilson Holdings, Inc.	321	7,239
Colony Starwood Homes	252	7,232
Trustmark Corp.	261	7,193
DiamondRock Hospitality Co.	780	7,098
Alexander & Baldwin, Inc.	182	6,993
Monogram Residential Trust, Inc.	655	6,969
Capitol Federal Financial, Inc.	495	6,965
CVB Financial Corp.	393	6,921
South State Corp.	92	6,904
GEO Group, Inc.	288	6,849
Invesco Mortgage Capital, Inc.	437	6,656
American Assets Trust, Inc.	153	6,637
Select Income REIT	246	6,617
Hilltop Holdings, Inc.*	291	6,536
STAG Industrial, Inc.	266	6,520
Blackhawk Network Holdings, Inc.*	213	6,427
Argo Group International Holdings Ltd.	113	6,375
International Bancshares Corp.	212	6,313
Sabra Health Care REIT, Inc.	250	6,295
PRA Group, Inc.*	179	6,183
Government Properties Income Trust	273	6,175
Financial Engines, Inc.	207	6,150
Potlatch Corp.	157	6,106
Pennsylvania Real Estate Investment Trust	265	6,103
Xenia Hotels & Resorts, Inc.	401	6,087
Kemper Corp.	154	6,055
First Midwest Bancorp, Inc.	312	6,040
American Equity Investment Life Holding Co.	332	5,886
Northwest Bancshares, Inc.	374	5,876

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

New York REIT, Inc.	642	$5,874
Eagle Bancorp, Inc.*	119	5,870
TowneBank	242	5,815
Rexford Industrial Realty, Inc.	254	5,814
Horace Mann Educators Corp.	157	5,754
United Community Banks, Inc.	272	5,717
Ramco-Gershenson Properties Trust	305	5,716
Simmons First National Corp. — Class A	114	5,689
Waddell & Reed Financial, Inc. — Class A	308	5,593
LegacyTexas Financial Group, Inc.	172	5,440
NBT Bancorp, Inc.	165	5,424
Independent Bank Corp.	100	5,409
Global Net Lease, Inc.	661	5,393
Renasant Corp.	158	5,314
Parkway Properties, Inc.	312	5,307
Chesapeake Lodging Trust	230	5,267
Astoria Financial Corp.	358	5,227
BofI Holding, Inc.*	232	5,197
First Financial Bancorp	237	5,176
WesBanco, Inc.	157	5,162
CYS Investments, Inc.	588	5,127
Banner Corp.	117	5,118
Franklin Street Properties Corp.	405	5,103
Yadkin Financial Corp.	193	5,074
Provident Financial Services, Inc.	237	5,032
Park National Corp.	52	4,992
Four Corners Property Trust, Inc.	234	4,991
Seritage Growth Properties	97	4,916
Kearny Financial Corp.	359	4,886
Westamerica Bancorporation	96	4,884
Terreno Realty Corp.	175	4,814
ServisFirst Bancshares, Inc.	89	4,620
Ameris Bancorp	132	4,613
WisdomTree Investments, Inc.	447	4,600
Apollo Commercial Real Estate Finance, Inc.	281	4,597
Union Bankshares Corp.	168	4,497
FCB Financial Holdings, Inc. — Class A*	117	4,496
Summit Hotel Properties, Inc.	335	4,409
Agree Realty Corp.	88	4,351
AMERISAFE, Inc.	74	4,350
Tompkins Financial Corp.	56	4,279
First Merchants Corp.	158	4,227
Redwood Trust, Inc.	297	4,206
National General Holdings Corp.	188	4,181
Navigators Group, Inc.	43	4,168
PennyMac Mortgage Investment Trust	264	4,113
Boston Private Financial Holdings, Inc.	317	4,067
WSFS Financial Corp.	111	4,050
Beneficial Bancorp, Inc.	272	4,001
MBIA, Inc.*	510	3,973
Stewart Information Services Corp.	89	3,956
HFF, Inc. — Class A	140	3,877
S&T Bancorp, Inc.	132	3,827
BNC Bancorp	157	3,818
Alexander’s, Inc.	9	3,776
Safety Insurance Group, Inc.	56	3,764
Employers Holdings, Inc.	124	3,699
Aircastle Ltd.	186	3,694
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	158	3,692
St. Joe Co.*	196	3,602
United Fire Group, Inc.	84	3,555
Capstead Mortgage Corp.	371	3,499
Monmouth Real Estate Investment Corp.	244	3,482
First Commonwealth Financial Corp.	344	3,471
Infinity Property & Casualty Corp.	42	3,470
Cohen & Steers, Inc.	81	3,463
New Senior Investment Group, Inc.	296	3,416
FelCor Lodging Trust, Inc.	530	3,408
CareTrust REIT, Inc.	224	3,310
Banc of California, Inc.	189	3,300
Berkshire Hills Bancorp, Inc.	119	3,297
Lakeland Financial Corp.	93	3,294
Brookline Bancorp, Inc.	269	3,279
Hanmi Financial Corp.	123	3,240
Ambac Financial Group, Inc.*	175	3,218
iStar, Inc.*	299	3,208
ARMOUR Residential REIT, Inc.	142	3,201
Universal Insurance Holdings, Inc.	127	3,200
CenterState Banks, Inc.	180	3,191
Cardinal Financial Corp.	122	3,183
FNFV Group*	255	3,182
KCG Holdings, Inc. — Class A*	203	3,153
Nelnet, Inc. — Class A	78	3,149
Southside Bancshares, Inc.	97	3,121
State Bank Financial Corp.	136	3,104
Third Point Reinsurance Ltd.*	256	3,072
Heartland Financial USA, Inc.	85	3,066
MTGE Investment Corp.	178	3,060
Piper Jaffray Cos.*	63	3,043
Universal Health Realty Income Trust	48	3,024
RE/MAX Holdings, Inc. — Class A	69	3,021
PHH Corp.*	205	2,962
Central Pacific Financial Corp.	117	2,947
City Holding Co.	58	2,917
Meridian Bancorp, Inc.	187	2,912
Maiden Holdings Ltd.	229	2,906
Hersha Hospitality Trust	160	2,883
Tier REIT, Inc.	185	2,856
National Storage Affiliates Trust	136	2,848
InfraREIT, Inc.	155	2,812
Chatham Lodging Trust	146	2,811
Investors Real Estate Trust	471	2,802
Sandy Spring Bancorp, Inc.	91	2,783
Pacific Premier Bancorp, Inc.*	105	2,778
First Busey Corp.	120	2,712
Walker & Dunlop, Inc.*	107	2,703
Stock Yards Bancorp, Inc.	82	2,703
United Financial Bancorp, Inc.	194	2,685
Northfield Bancorp, Inc.	163	2,624
New York Mortgage Trust, Inc. REIT	427	2,571

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Flushing Financial Corp.	108	$2,562
Greenhill & Company, Inc.	108	2,546
Virtus Investment Partners, Inc.	26	2,544
Saul Centers, Inc.	38	2,531
NorthStar Realty Europe Corp.	231	2,529
National Bank Holdings Corp. — Class A	108	2,524
Urstadt Biddle Properties, Inc. — Class A	113	2,511
TrustCo Bank Corp. NY	354	2,510
Capital Bank Financial Corp. — Class A	77	2,472
Getty Realty Corp.	103	2,465
FBL Financial Group, Inc. — Class A	38	2,431
First Interstate BancSystem, Inc. — Class A	77	2,426
Easterly Government Properties, Inc.	126	2,404
First BanCorp*	462	2,402
Cass Information Systems, Inc.	42	2,379
Opus Bank	67	2,370
Customers Bancorp, Inc.*	94	2,365
Oritani Financial Corp.	150	2,358
Greenlight Capital Re Ltd. — Class A*	115	2,351
Washington Trust Bancorp, Inc.	58	2,333
Enterprise Financial Services Corp.	74	2,313
Cedar Realty Trust, Inc.	321	2,311
HomeStreet, Inc.*	92	2,306
Silver Bay Realty Trust Corp.	130	2,279
International. FCStone, Inc.*	58	2,253
Flagstar Bancorp, Inc.*	81	2,248
Univest Corporation of Pennsylvania	96	2,243
Community Trust Bancorp, Inc.	60	2,227
MainSource Financial Group, Inc.	89	2,221
Diamond Hill Investment Group, Inc.	12	2,217
Altisource Residential Corp.	203	2,213
Investment Technology Group, Inc.	129	2,211
1st Source Corp.	61	2,177
BancFirst Corp.	30	2,175
OM Asset Management plc	155	2,156
German American Bancorp, Inc.	55	2,141
TriCo Bancshares	79	2,115
Lakeland Bancorp, Inc.	150	2,106
Nationstar Mortgage Holdings, Inc.*	141	2,088
Bryn Mawr Bank Corp.	65	2,079
Encore Capital Group, Inc.*	92	2,068
First Potomac Realty Trust	225	2,059
Heritage Financial Corp.	114	2,046
Dime Community Bancshares, Inc.	122	2,045
James River Group Holdings Ltd.	55	1,991
ConnectOne Bancorp, Inc.	110	1,987
Ladder Capital Corp. — Class A	149	1,973
Moelis & Co. — Class A	73	1,963
Meta Financial Group, Inc.	32	1,940
CoBiz Financial, Inc.	145	1,930
Independent Bank Group, Inc.	43	1,899
Bridge Bancorp, Inc.	66	1,887
PJT Partners, Inc. — Class A	69	1,882
Camden National Corp.	39	1,862
First of Long Island Corp.	56	1,856
Seacoast Banking Corporation of Florida*	115	1,850
National Western Life Group, Inc. — Class A	9	1,848
WMIH Corp.*	787	1,842
Anworth Mortgage Asset Corp.	372	1,830
Ashford Hospitality Trust, Inc.	303	1,785
CatchMark Timber Trust, Inc. — Class A	150	1,754
Armada Hoffler Properties, Inc.	129	1,729
AG Mortgage Investment Trust, Inc.	109	1,717
Great Southern Bancorp, Inc.	42	1,709
OFG Bancorp	168	1,698
Citizens, Inc.*	181	1,694
Waterstone Financial, Inc.	99	1,682
Preferred Bank/Los Angeles CA	47	1,680
Mercantile Bank Corp.	62	1,665
Western Asset Mortgage Capital Corp. REIT	159	1,657
Westwood Holdings Group, Inc.	31	1,646
Park Sterling Corp.	200	1,624
Gladstone Commercial Corp.	87	1,621
First Financial Corp.	39	1,587
Forestar Group, Inc.*	132	1,546
Suffolk Bancorp	44	1,530
Peoples Bancorp, Inc.	62	1,525
OceanFirst Financial Corp.	79	1,522
First Defiance Financial Corp.	34	1,518
First Community Bancshares, Inc.	61	1,513
Resource Capital Corp.	118	1,512
First Bancorp	76	1,504
Horizon Bancorp	51	1,498
Ashford Hospitality Prime, Inc.	106	1,495
QCR Holdings, Inc.	47	1,492
Arrow Financial Corp.	45	1,488
Stonegate Bank	44	1,485
Heritage Insurance Holdings, Inc.	103	1,484
Fidelity Southern Corp.	80	1,471
Virtu Financial, Inc. — Class A	98	1,467
Marcus & Millichap, Inc.*	56	1,464
Financial Institutions, Inc.	54	1,464
Altisource Portfolio Solutions S.A.*	45	1,458
NMI Holdings, Inc. — Class A*	191	1,455
Blue Hills Bancorp, Inc.	96	1,442
Cowen Group, Inc. — Class A*	397	1,441
CU Bancorp*	63	1,437
Ocwen Financial Corp.*	390	1,431
State Auto Financial Corp.	60	1,429
Whitestone REIT — Class B	102	1,416
Independence Realty Trust, Inc.	157	1,413
TriState Capital Holdings, Inc.*	86	1,389
Franklin Financial Network, Inc.*	37	1,384
CorEnergy Infrastructure Trust, Inc.	47	1,379
NexPoint Residential Trust, Inc.	70	1,376
Peapack Gladstone Financial Corp.	61	1,367
Independent Bank Corp.	79	1,330
Southwest Bancorp, Inc.	70	1,329
State National Companies, Inc.	118	1,312
Ares Commercial Real Estate Corp.	104	1,310
Farmer Mac — Class C	33	1,304

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Clifton Bancorp, Inc.	85	$1,300
Dynex Capital, Inc.	174	1,291
United Community Financial Corp.	181	1,287
Arlington Asset Investment Corp. — Class A	87	1,287
Acacia Research Corp.	194	1,265
First Foundation, Inc.*	51	1,258
Pacific Continental Corp.	74	1,245
One Liberty Properties, Inc.	51	1,232
Bank Mutual Corp.	159	1,221
Triumph Bancorp, Inc.*	61	1,210
RAIT Financial Trust	357	1,207
West Bancorporation, Inc.	61	1,196
Preferred Apartment Communities, Inc. — Class A	88	1,189
HomeTrust Bancshares, Inc.*	64	1,184
Houlihan Lokey, Inc.	47	1,177
Allegiance Bancshares, Inc.*	43	1,161
Republic Bancorp, Inc. — Class A	37	1,150
Bank of Marin Bancorp	23	1,144
CNB Financial Corp.	54	1,143
United Insurance Holdings Corp.	67	1,138
World Acceptance Corp.*	23	1,128
UMH Properties, Inc.	94	1,120
Nicolet Bankshares, Inc.*	29	1,112
Heritage Commerce Corp.	101	1,105
Peoples Financial Services Corp.	27	1,101
OneBeacon Insurance Group Ltd. — Class A	77	1,100
Live Oak Bancshares, Inc.	76	1,096
Community Healthcare Trust, Inc.	49	1,074
City Office REIT, Inc.	84	1,069
Fidelity & Guaranty Life	46	1,067
On Deck Capital, Inc.*	186	1,060
Guaranty Bancorp	59	1,053
Farmers National Banc Corp.	96	1,035
RMR Group, Inc. — Class A	27	1,024
Safeguard Scientifics, Inc.*	79	1,024
People’s Utah Bancorp	50	1,018
Atlantic Capital Bancshares, Inc.*	67	1,004
HCI Group, Inc.	33	1,002
Enova International, Inc.*	103	997
Citizens & Northern Corp.	45	989
Global Indemnity plc — Class A*	33	980
Enterprise Bancorp, Inc.	35	980
MidWestOne Financial Group, Inc.	32	972
Sun Bancorp, Inc.	42	969
First Connecticut Bancorp, Inc.	54	961
National Bankshares, Inc.	26	956
Bluerock Residential Growth REIT, Inc.	73	949
Trupanion, Inc.*	56	946
National Interstate Corp.	29	943
First Bancorp, Inc.	39	935
NewStar Financial, Inc.*	96	932
Old Second Bancorp, Inc.	111	922
Federated National Holding Co.	49	916
Ames National Corp.	33	913
Ladenburg Thalmann Financial Services, Inc.*	393	908
PennyMac Financial Services, Inc. — Class A*	53	902
Baldwin & Lyons, Inc. — Class B	35	897
American National Bankshares, Inc.	32	894
Carolina Financial Corp.	40	894
National Commerce Corp.*	33	893
GAIN Capital Holdings, Inc.	144	890
EMC Insurance Group, Inc.	33	889
Regional Management Corp.*	41	888
Green Bancorp, Inc.*	80	874
Bancorp, Inc.*	136	873
Farmers Capital Bank Corp.	29	860
Bar Harbor Bankshares	23	845
Sierra Bancorp	45	844
Territorial Bancorp, Inc.	29	831
Orchid Island Capital, Inc.	79	823
Consolidated-Tomoka Land Co.	16	819
Macatawa Bank Corp.	102	815
Penns Woods Bancorp, Inc.	18	800
Great Ajax Corp.	58	792
eHealth, Inc.*	70	785
Heritage Oaks Bancorp	94	771
Access National Corp.	32	765
WashingtonFirst Bankshares, Inc.	31	763
BankFinancial Corp.	60	762
FRP Holdings, Inc.*	24	746
Cascade Bancorp*	122	739
Trinity Place Holdings, Inc.*	75	734
First Business Financial Services, Inc.	31	729
BSB Bancorp, Inc.*	31	726
Merchants Bancshares, Inc.	22	713
Hingham Institution for Savings	5	693
Charter Financial Corp.	53	683
CommunityOne Bancorp*	49	678
Owens Realty Mortgage, Inc.	39	675
Northrim BanCorp, Inc.	26	670
Codorus Valley Bancorp, Inc.	30	656
Atlas Financial Holdings, Inc.*	41	647
Bear State Financial, Inc.	70	643
Capital City Bank Group, Inc.	43	635
Old Line Bancshares, Inc.	32	631
First Mid-Illinois Bancshares, Inc.	23	627
MBT Financial Corp.	69	624
Real Industry, Inc.*	102	624
Marlin Business Services Corp.	32	620
LCNB Corp.	34	619
Home Bancorp, Inc.	22	616
Summit Financial Group, Inc.	32	613
ACNB Corp.	23	611
Southern First Bancshares, Inc.*	22	607
Associated Capital Group, Inc. — Class A	17	603
Tiptree Financial, Inc. — Class A	101	600
Investors Title Co.	6	597

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Stratus Properties, Inc.*	24	$586
MutualFirst Financial, Inc.	21	582
First Northwest Bancorp*	43	580
Shore Bancshares, Inc.	49	577
First NBC Bank Holding Co.*	61	576
Orrstown Financial Services, Inc.	29	573
Southern Missouri Bancorp, Inc.	23	573
SI Financial Group, Inc.	43	568
Premier Financial Bancorp, Inc.	33	566
Southern National Bancorp of Virginia, Inc.	43	561
Veritex Holdings, Inc.*	32	556
Hallmark Financial Services, Inc.*	54	556
Equity Bancshares, Inc. — Class A*	21	545
Century Bancorp, Inc. — Class A	12	544
Oppenheimer Holdings, Inc. — Class A	38	543
Lake Sunapee Bank Group	30	542
Central Valley Community Bancorp	34	539
Republic First Bancorp, Inc.*	130	534
Crawford & Co. — Class B	46	522
Bankwell Financial Group, Inc.	22	521
C&F Financial Corp.	12	517
Donegal Group, Inc. — Class A	32	516
Union Bankshares, Inc.	15	511
Middleburg Financial Corp.	18	509
Provident Financial Holdings, Inc.	26	509
First Community Financial Partners, Inc.*	53	505
Farmland Partners, Inc.	45	504
First Financial Northwest, Inc.	35	496
GAMCO Investors, Inc. — Class A	17	484
Independence Holding Co.	28	481
Westfield Financial, Inc.	62	474
First Internet Bancorp	20	462
Calamos Asset Management, Inc. — Class A	66	450
ESSA Bancorp, Inc.	32	443
Pzena Investment Management, Inc. — Class A	57	439
Pacific Mercantile Bancorp*	59	435
Blue Capital Reinsurance Holdings Ltd.	23	421
Manning & Napier, Inc. — Class A	58	411
Impac Mortgage Holdings, Inc.*	31	409
Hennessy Advisors, Inc.	11	390
Xenith Bankshares, Inc.*	168	388
County Bancorp, Inc.	19	380
Midland States Bancorp, Inc.	14	355
Chemung Financial Corp.	12	348
FBR & Co.	26	344
Silvercrest Asset Management Group, Inc. — Class A	27	320
Walter Investment Management Corp.*	72	292
Provident Bancorp, Inc.*	17	265
BBX Capital Corp. — Class A*	12	248
Greene County Bancorp, Inc.	12	200
Medley Management, Inc. — Class A	23	193
Griffin Industrial Realty, Inc.	4	127
California First National Bancorp	9	126
Fifth Street Asset Management, Inc.	20	110
Huntington Bancshares, Inc.	1	8
United Development Funding IV†††	150	—
Total Financial		1,755,234

Consumer, Non-cyclical - 13.1%
Cepheid*	283	14,910
PAREXEL International Corp.*	204	14,167
HealthSouth Corp.	344	13,956
NuVasive, Inc.*	192	12,799
Deluxe Corp.	190	12,696
B&G Foods, Inc.	255	12,540
Bright Horizons Family Solutions, Inc.*	170	11,370
Horizon Pharma plc*	625	11,330
Exelixis, Inc.*	883	11,293
Cantel Medical Corp.	140	10,917
Healthcare Services Group, Inc.	274	10,844
Snyder’s-Lance, Inc.	312	10,476
TESARO, Inc.*	104	10,424
Sarepta Therapeutics, Inc.*	166	10,193
Ultragenyx Pharmaceutical, Inc.*	141	10,002
Catalent, Inc.*	386	9,973
Prestige Brands Holdings, Inc.*	206	9,944
Medicines Co.*	262	9,888
Cimpress N.V.*	97	9,815
Wright Medical Group N.V.*	400	9,812
Molina Healthcare, Inc.*	168	9,797
Bluebird Bio, Inc.*	144	9,759
Integra LifeSciences Holdings Corp.*	118	9,741
Nevro Corp.*	93	9,708
Avon Products, Inc.*	1,707	9,662
Lancaster Colony Corp.	73	9,643
ARIAD Pharmaceuticals, Inc.*	687	9,404
Masimo Corp.*	158	9,399
Helen of Troy Ltd.*	109	9,393
Insulet Corp.*	224	9,171
Chemed Corp.	63	8,886
Nektar Therapeutics*	503	8,642
Darling Ingredients, Inc.*	639	8,633
Team Health Holdings, Inc.*	264	8,596
ABM Industries, Inc.	216	8,575
Kite Pharma, Inc.*	152	8,491
Owens & Minor, Inc.	242	8,405
Sotheby’s	215	8,175
Prothena Corporation plc*	135	8,096
Ironwood Pharmaceuticals, Inc. — Class A*	502	7,972
Neogen Corp.*	141	7,887
Cardtronics plc — Class A*	175	7,805
Vector Group Ltd.	361	7,776
United Natural Foods, Inc.*	193	7,727
Exact Sciences Corp.*	410	7,614
Ligand Pharmaceuticals, Inc. — Class B*	74	7,552
Matthews International Corp. — Class A	124	7,534
Monro Muffler Brake, Inc.	123	7,524
Penumbra, Inc.*	99	7,523
Sanderson Farms, Inc.	78	7,514

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Fresh Del Monte Produce, Inc.	125	$7,488
HMS Holdings Corp.*	328	7,272
ICU Medical, Inc.*	57	7,204
FTI Consulting, Inc.*	161	7,175
Haemonetics Corp.*	198	7,170
On Assignment, Inc.*	197	7,149
Incorporated Research Holdings, Inc. — Class A*	160	7,132
Advisory Board Co.*	159	7,114
Grand Canyon Education, Inc.*	174	7,028
J&J Snack Foods Corp.	58	6,909
CEB, Inc.	125	6,809
Travelport Worldwide Ltd.	450	6,763
Impax Laboratories, Inc.*	284	6,731
Radius Health, Inc.*	122	6,599
Brink’s Co.	175	6,489
Aaron’s, Inc.	255	6,482
Puma Biotechnology, Inc.*	96	6,437
HealthEquity, Inc.*	167	6,321
Halyard Health, Inc.*	181	6,273
WD-40 Co.	55	6,184
NxStage Medical, Inc.*	247	6,173
Globus Medical, Inc. — Class A*	272	6,139
Alder Biopharmaceuticals, Inc.*	182	5,964
Depomed, Inc.*	237	5,923
AMN Healthcare Services, Inc.*	183	5,832
Dean Foods Co.	355	5,822
Select Medical Holdings Corp.*	414	5,589
DeVry Education Group, Inc.	242	5,581
Five Prime Therapeutics, Inc.*	106	5,564
LifeLock, Inc.*	328	5,550
Ophthotech Corp.*	119	5,489
Cambrex Corp.*	123	5,469
Myriad Genetics, Inc.*	263	5,413
Zeltiq Aesthetics, Inc.*	138	5,412
PRA Health Sciences, Inc.*	94	5,312
Boston Beer Company, Inc. — Class A*	34	5,279
Magellan Health, Inc.*	97	5,212
SUPERVALU, Inc.*	1,033	5,155
Theravance Biopharma, Inc.*	142	5,146
Amedisys, Inc.*	108	5,124
Halozyme Therapeutics, Inc.*	423	5,110
Surgical Care Affiliates, Inc.*	104	5,071
Huron Consulting Group, Inc.*	84	5,020
Universal Corp.	86	5,007
Diplomat Pharmacy, Inc.*	177	4,958
Natus Medical, Inc.*	126	4,951
Community Health Systems, Inc.*	428	4,939
Pacira Pharmaceuticals, Inc.*	141	4,825
Sage Therapeutics, Inc.*	103	4,743
Cynosure, Inc. — Class A*	92	4,686
Korn/Ferry International	222	4,662
Cal-Maine Foods, Inc.	120	4,625
Supernus Pharmaceuticals, Inc.*	182	4,501
Clovis Oncology, Inc.*	124	4,470
Spark Therapeutics, Inc.*	74	4,444
Abaxis, Inc.	86	4,439
Insperity, Inc.	61	4,431
Air Methods Corp.*	138	4,346
Portola Pharmaceuticals, Inc.*	191	4,338
CONMED Corp.	108	4,326
Analogic Corp.	48	4,253
FibroGen, Inc.*	203	4,202
Cempra, Inc.*	173	4,187
Spectranetics Corp.*	166	4,165
SpartanNash Co.	143	4,136
EVERTEC, Inc.	246	4,127
Amicus Therapeutics, Inc.*	552	4,085
Merit Medical Systems, Inc.*	167	4,056
Endologix, Inc.*	314	4,019
Emergent BioSolutions, Inc.*	126	3,973
ACCO Brands Corp.*	412	3,971
TherapeuticsMD, Inc.*	583	3,970
Repligen Corp.*	131	3,955
Calavo Growers, Inc.	60	3,926
Synergy Pharmaceuticals, Inc.*	704	3,879
Acceleron Pharma, Inc.*	107	3,872
Green Dot Corp. — Class A*	165	3,805
Array BioPharma, Inc.*	561	3,787
Inogen, Inc.*	63	3,774
Andersons, Inc.	104	3,763
Paylocity Holding Corp.*	84	3,735
Ensign Group, Inc.	185	3,724
Navigant Consulting, Inc.*	184	3,720
MacroGenics, Inc.*	124	3,709
Achillion Pharmaceuticals, Inc.*	456	3,694
TrueBlue, Inc.*	163	3,694
Team, Inc.*	112	3,664
Performance Food Group Co.*	145	3,596
TriNet Group, Inc.*	163	3,526
Aerie Pharmaceuticals, Inc.*	93	3,510
Luminex Corp.*	154	3,499
Acorda Therapeutics, Inc.*	167	3,487
Insmed, Inc.*	240	3,485
Innoviva, Inc.*	314	3,451
Seaboard Corp.*	1	3,440
MiMedx Group, Inc.*	397	3,406
NutriSystem, Inc.	113	3,355
Kindred Healthcare, Inc.	328	3,352
AMAG Pharmaceuticals, Inc.*	135	3,309
Healthways, Inc.*	123	3,255
Central Garden & Pet Co. — Class A*	130	3,224
Dermira, Inc.*	95	3,213
PharMerica Corp.*	114	3,200
Vascular Solutions, Inc.*	65	3,135
Retrophin, Inc.*	140	3,133
Meridian Bioscience, Inc.	162	3,125
ICF International, Inc.*	70	3,102
Coherus Biosciences, Inc.*	115	3,080
Xencor, Inc.*	125	3,061
Merrimack Pharmaceuticals, Inc.*	475	3,016
Quad/Graphics, Inc.	112	2,993

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Raptor Pharmaceutical Corp.*	331	$2,969
Lexicon Pharmaceuticals, Inc.*	164	2,963
Momenta Pharmaceuticals, Inc.*	253	2,958
US Physical Therapy, Inc.	47	2,947
Cardiovascular Systems, Inc.*	123	2,920
Orthofix International N.V.*	68	2,908
McGrath RentCorp	91	2,886
Viad Corp.	78	2,876
Lannett Company, Inc.*	107	2,843
National Healthcare Corp.	43	2,838
Pacific Biosciences of California, Inc.*	311	2,787
USANA Health Sciences, Inc.*	20	2,767
Coca-Cola Bottling Company Consolidated	18	2,667
ZIOPHARM Oncology, Inc.*	472	2,657
Apollo Education Group, Inc. — Class A*	332	2,639
Amphastar Pharmaceuticals, Inc.*	139	2,637
Anika Therapeutics, Inc.*	55	2,632
Capella Education Co.	45	2,612
Atrion Corp.	6	2,560
Rent-A-Center, Inc.	201	2,541
Providence Service Corp.*	51	2,480
Tootsie Roll Industries, Inc.	67	2,468
Glaukos Corp.*	65	2,453
Cerus Corp.*	393	2,441
Accelerate Diagnostics, Inc.*	89	2,426
LendingTree, Inc.*	25	2,423
Inovio Pharmaceuticals, Inc.*	257	2,395
Eagle Pharmaceuticals, Inc.*	34	2,380
Vanda Pharmaceuticals, Inc.*	142	2,363
Adeptus Health, Inc. — Class A*	54	2,325
Blueprint Medicines Corp.*	78	2,317
Quidel Corp.*	104	2,297
Inter Parfums, Inc.	68	2,194
Kelly Services, Inc. — Class A	114	2,191
Novavax, Inc.*	1,048	2,180
PDL BioPharma, Inc.	642	2,151
CryoLife, Inc.	122	2,144
LHC Group, Inc.*	58	2,139
CBIZ, Inc.*	191	2,137
Heron Therapeutics, Inc.*	124	2,137
Ingles Markets, Inc. — Class A	54	2,135
Vitae Pharmaceuticals, Inc.*	102	2,134
Genomic Health, Inc.*	72	2,082
Resources Connection, Inc.	138	2,062
ANI Pharmaceuticals, Inc.*	31	2,057
RPX Corp.*	192	2,052
Intra-Cellular Therapies, Inc.*	134	2,042
Agenus, Inc.*	284	2,039
SciClone Pharmaceuticals, Inc.*	194	1,989
Omega Protein Corp.*	85	1,986
MGP Ingredients, Inc.	49	1,985
Phibro Animal Health Corp. — Class A	73	1,984
National Beverage Corp.*	45	1,982
Triple-S Management Corp. — Class B*	90	1,974
BioTelemetry, Inc.*	106	1,968
Accuray, Inc.*	309	1,968
Kforce, Inc.	96	1,967
Weis Markets, Inc.	37	1,961
Atara Biotherapeutics, Inc.*	91	1,946
AtriCure, Inc.*	122	1,930
Strayer Education, Inc.*	41	1,914
Corcept Therapeutics, Inc.*	290	1,885
K12, Inc.*	131	1,880
Universal American Corp.	245	1,874
AngioDynamics, Inc.*	106	1,859
GenMark Diagnostics, Inc.*	156	1,841
Capital Senior Living Corp.*	109	1,831
Amplify Snack Brands, Inc.*	113	1,831
PTC Therapeutics, Inc.*	130	1,821
K2M Group Holdings, Inc.*	100	1,778
Career Education Corp.*	259	1,759
Flexion Therapeutics, Inc.*	90	1,759
Omeros Corp.*	157	1,752
Arrowhead Pharmaceuticals, Inc.*	234	1,720
SP Plus Corp.*	67	1,713
Progenics Pharmaceuticals, Inc.*	270	1,709
Aduro Biotech, Inc.*	137	1,703
Lion Biotechnologies, Inc.*	206	1,695
John B Sanfilippo & Son, Inc.	33	1,694
Otonomy, Inc.*	93	1,692
NeoGenomics, Inc.*	205	1,685
Novocure Ltd.*	196	1,674
OraSure Technologies, Inc.*	210	1,674
Ennis, Inc.	99	1,668
Albany Molecular Research, Inc.*	101	1,668
Arena Pharmaceuticals, Inc.*	950	1,663
Revlon, Inc. — Class A*	45	1,655
Landauer, Inc.	37	1,646
Cotiviti Holdings, Inc.*	49	1,642
Keryx Biopharmaceuticals, Inc.*	306	1,625
Bellicum Pharmaceuticals, Inc.*	81	1,612
Enanta Pharmaceuticals, Inc.*	60	1,597
Dynavax Technologies Corp.*	151	1,584
Intersect ENT, Inc.*	99	1,568
Ardelyx, Inc.*	121	1,566
Medifast, Inc.	41	1,549
Epizyme, Inc.*	156	1,535
Aimmune Therapeutics, Inc.*	102	1,530
Surmodics, Inc.*	50	1,505
Celldex Therapeutics, Inc.*	371	1,499
Advaxis, Inc.*	139	1,486
Teladoc, Inc.*	81	1,483
Forrester Research, Inc.	38	1,478
Global Blood Therapeutics, Inc.*	64	1,475
Cross Country Healthcare, Inc.*	125	1,473
CorVel Corp.*	38	1,459
Surgery Partners, Inc.*	72	1,457
STAAR Surgical Co.*	155	1,457
Hackett Group, Inc.	87	1,437
Spectrum Pharmaceuticals, Inc.*	300	1,401
ConforMIS, Inc.*	139	1,379
Invacare Corp.	123	1,374

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Loxo Oncology, Inc.*	52	$1,361
Tobira Therapeutics, Inc.*	34	1,351
Carriage Services, Inc. — Class A	57	1,348
Barrett Business Services, Inc.	27	1,339
Axovant Sciences Ltd.*	95	1,330
Geron Corp.*	587	1,327
Rigel Pharmaceuticals, Inc.*	361	1,325
Heidrick & Struggles International, Inc.	71	1,317
Tejon Ranch Co.*	54	1,313
Heska Corp.*	24	1,306
Versartis, Inc.*	106	1,299
La Jolla Pharmaceutical Co.*	54	1,285
Revance Therapeutics, Inc.*	79	1,281
Organovo Holdings, Inc.*	334	1,266
NewLink Genetics Corp.*	84	1,262
Akebia Therapeutics, Inc.*	139	1,258
BioCryst Pharmaceuticals, Inc.*	285	1,257
Rockwell Medical, Inc.*	186	1,246
Sangamo BioSciences, Inc.*	269	1,245
CytomX Therapeutics, Inc.*	79	1,239
Foundation Medicine, Inc.*	53	1,238
Monster Worldwide, Inc.*	340	1,227
Teligent, Inc.*	160	1,216
Aratana Therapeutics, Inc.*	129	1,207
Cytokinetics, Inc.*	131	1,203
American Public Education, Inc.*	60	1,189
Trevena, Inc.*	173	1,168
Alarm.com Holdings, Inc.*	40	1,154
ServiceSource International, Inc.*	236	1,152
Smart & Final Stores, Inc.*	90	1,149
Almost Family, Inc.*	31	1,140
NanoString Technologies, Inc.*	57	1,139
Farmer Brothers Co.*	32	1,138
Curis, Inc.*	433	1,130
Natera, Inc.*	101	1,122
Sucampo Pharmaceuticals, Inc. — Class A*	91	1,120
Weight Watchers International, Inc.*	108	1,115
Exactech, Inc.*	41	1,108
TG Therapeutics, Inc.*	143	1,107
Immunomedics, Inc.*	339	1,102
Zogenix, Inc.*	96	1,097
REGENXBIO, Inc.*	78	1,093
Oxford Immunotec Global plc*	86	1,080
Civitas Solutions, Inc.*	59	1,077
RadNet, Inc.*	145	1,073
Insys Therapeutics, Inc.*	91	1,073
Adamas Pharmaceuticals, Inc.*	65	1,067
BioTime, Inc.*	269	1,049
Minerva Neurosciences, Inc.*	74	1,045
LeMaitre Vascular, Inc.	52	1,032
Collegium Pharmaceutical, Inc.*	53	1,021
Central Garden & Pet Co.*	39	1,014
Nutraceutical International Corp.*	32	1,000
Primo Water Corp.*	82	995
BioSpecifics Technologies Corp.*	21	959
CRA International, Inc.*	36	957
Aclaris Therapeutics, Inc.*	37	948
BioScrip, Inc.*	327	945
WaVe Life Sciences Ltd.*	29	942
OncoMed Pharmaceuticals, Inc.*	82	937
Ascent Capital Group, Inc. — Class A*	40	927
Paratek Pharmaceuticals, Inc.*	71	924
Craft Brew Alliance, Inc.*	49	923
Sorrento Therapeutics, Inc.*	119	921
XBiotech, Inc.*	68	915
Chimerix, Inc.*	165	914
Village Super Market, Inc. — Class A	28	896
Karyopharm Therapeutics, Inc.*	92	895
Idera Pharmaceuticals, Inc.*	345	883
ImmunoGen, Inc.*	327	876
OvaScience, Inc.*	122	874
Limoneira Co.	46	869
MediciNova, Inc.*	115	861
InVivo Therapeutics Holdings Corp.*	125	850
Seres Therapeutics, Inc.*	69	848
CSS Industries, Inc.	33	844
AxoGen, Inc.*	93	840
TerraVia Holdings, Inc.*	304	836
Chefs’ Warehouse, Inc.*	75	836
Natural Health Trends Corp.	29	820
MoneyGram International, Inc.*	115	817
Great Lakes Dredge & Dock Corp.*	229	802
Enzo Biochem, Inc.*	154	784
Avexis, Inc.*	19	783
MannKind Corp.*	1,258	780
Utah Medical Products, Inc.	13	777
Invitae Corp.*	88	771
Esperion Therapeutics, Inc.*	55	762
Addus HomeCare Corp.*	29	759
Quorum Health Corp.*	115	721
Nobilis Health Corp.*	215	720
MyoKardia, Inc.*	44	719
Ignyta, Inc.*	114	717
Franklin Covey Co.*	40	712
Seneca Foods Corp. — Class A*	25	706
Stemline Therapeutics, Inc.*	65	704
PharmAthene, Inc.*	241	699
RTI Surgical, Inc.*	223	698
Inventure Foods, Inc.*	74	696
Cellular Biomedicine Group, Inc.*	47	682
Durect Corp.*	490	681
Cara Therapeutics, Inc.*	81	676
Care.com, Inc.*	67	667
AAC Holdings, Inc.*	38	661
Textainer Group Holdings Ltd.	88	659
Edge Therapeutics, Inc.*	63	656
Egalet Corp.*	86	654
Concert Pharmaceuticals, Inc.*	64	647
Inotek Pharmaceuticals Corp.*	68	645
Entellus Medical, Inc.*	29	643
Pfenex, Inc.*	71	635

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Athersys, Inc.*	295	$628
Vectrus, Inc.*	41	624
American Renal Associates Holdings, Inc.*	34	621
Alliance One International, Inc.*	32	612
ARC Document Solutions, Inc.*	159	595
Medgenics, Inc.*	105	585
Reata Pharmaceuticals, Inc. — Class A*	22	580
Vital Therapies, Inc.*	92	563
Tandem Diabetes Care, Inc.*	72	552
Cutera, Inc.*	46	548
Voyager Therapeutics, Inc.*	45	540
Tetraphase Pharmaceuticals, Inc.*	141	540
ChemoCentryx, Inc.*	89	538
Collectors Universe, Inc.	29	537
AcelRx Pharmaceuticals, Inc.*	137	533
Nature’s Sunshine Products, Inc.	33	528
National Research Corp. — Class A	32	521
PFSweb, Inc.*	57	509
NantKwest, Inc.*	65	506
CAI International, Inc.*	61	504
Synthetic Biologics, Inc.*	293	504
Lifevantage Corp.*	53	501
CPI Card Group, Inc.	82	495
Regulus Therapeutics, Inc.*	150	495
Trovagene, Inc.*	109	489
Flex Pharma, Inc.*	41	483
B. Riley Financial, Inc.	36	481
Cidara Therapeutics, Inc.*	42	481
Bridgepoint Education, Inc.*	70	481
Bio-Path Holdings, Inc.*	343	480
Applied Genetic Technologies Corp.*	49	479
Anthera Pharmaceuticals, Inc.*	152	479
Information Services Group, Inc.*	120	479
Ocular Therapeutix, Inc.*	69	474
Anavex Life Sciences Corp.*	127	461
Intellia Therapeutics, Inc.*	27	460
TransEnterix, Inc.*	270	456
Endocyte, Inc.*	147	454
Titan Pharmaceuticals, Inc.*	73	429
Senseonics Holdings, Inc.*	108	421
Iridex Corp.*	29	420
T2 Biosystems, Inc.*	57	413
Veracyte, Inc.*	54	411
Fortress Biotech, Inc.*	132	392
Natural Grocers by Vitamin Cottage, Inc.*	35	391
Genesis Healthcare, Inc.*	146	390
Proteostasis Therapeutics, Inc.*	25	390
Osiris Therapeutics, Inc.	77	382
Patriot National, Inc.*	42	378
Dimension Therapeutics, Inc.*	47	376
Asterias Biotherapeutics, Inc.*	88	373
Adverum Biotechnologies, Inc.*	89	366
Editas Medicine, Inc.*	27	364
Agile Therapeutics, Inc.*	51	356
Neff Corp. — Class A*	37	352
Synutra International, Inc.*	82	349
Neos Therapeutics, Inc.*	53	349
Axsome Therapeutics, Inc.*	43	339
Immune Design Corp.*	44	334
Liberty Tax, Inc.	26	332
ChromaDex Corp.*	111	331
GlycoMimetics, Inc.*	46	329
Mirati Therapeutics, Inc.*	49	324
Alico, Inc.	12	322
Lifeway Foods, Inc.*	18	305
Infinity Pharmaceuticals, Inc.*	191	298
Zafgen, Inc.*	89	295
Galena Biopharma, Inc.*	820	287
Lipocine, Inc.*	64	285
Cambium Learning Group, Inc.*	52	282
Argos Therapeutics, Inc.*	56	278
Avinger, Inc.*	58	277
Turning Point Brands, Inc.*	23	276
Syndax Pharmaceuticals, Inc.*	18	273
iRadimed Corp.*	16	272
vTv Therapeutics, Inc. — Class A*	30	216
Eiger BioPharmaceuticals, Inc.*	16	214
Corvus Pharmaceuticals, Inc.*	13	214
CytRx Corp.*	359	211
USMD Holdings, Inc.*	9	204
Second Sight Medical Products, Inc.*	55	194
Ampio Pharmaceuticals, Inc.*	170	126
ViewRay, Inc.*	26	118
Tokai Pharmaceuticals, Inc.*	39	60
Total Consumer, Non-cyclical		1,380,787

Industrial - 8.6%
Curtiss-Wright Corp.	172	15,671
Teledyne Technologies, Inc.*	133	14,355
EMCOR Group, Inc.	235	14,010
XPO Logistics, Inc.*	381	13,970
Woodward, Inc.	206	12,872
CLARCOR, Inc.	185	12,024
EnerSys	169	11,693
Tech Data Corp.*	136	11,521
Belden, Inc.	163	11,245
Littelfuse, Inc.	86	11,077
Joy Global, Inc.	382	10,596
Louisiana-Pacific Corp.*	561	10,564
Coherent, Inc.*	94	10,392
Dycom Industries, Inc.*	118	9,649
Generac Holdings, Inc.*	254	9,220
Drew Industries, Inc.	92	9,017
Universal Display Corp.*	161	8,937
Kennametal, Inc.	306	8,880
Esterline Technologies Corp.*	115	8,745
Sanmina Corp.*	286	8,142
John Bean Technologies Corp.	113	7,972
Tetra Tech, Inc.	224	7,945
Barnes Group, Inc.	195	7,907
MasTec, Inc.*	257	7,643
Granite Construction, Inc.	153	7,610
Mueller Water Products, Inc. — Class A	606	7,605

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Universal Forest Products, Inc.	77	$7,583
Vishay Intertechnology, Inc.	529	7,454
Knight Transportation, Inc.	259	7,430
Moog, Inc. — Class A*	124	7,383
Masonite International Corp.*	118	7,335
Golar LNG Ltd.	345	7,314
Itron, Inc.*	130	7,249
Franklin Electric Company, Inc.	178	7,246
Hillenbrand, Inc.	229	7,246
Advanced Energy Industries, Inc.*	153	7,240
KLX, Inc.*	205	7,216
Mueller Industries, Inc.	220	7,132
GATX Corp.	159	7,083
Simpson Manufacturing Company, Inc.	161	7,076
MSA Safety, Inc.	121	7,022
Watts Water Technologies, Inc. — Class A	108	7,003
Rexnord Corp.*	322	6,894
Trex Company, Inc.*	115	6,753
RBC Bearings, Inc.*	88	6,730
Matson, Inc.	168	6,700
IMAX Corp.*	228	6,605
AZZ, Inc.	101	6,592
Applied Industrial Technologies, Inc.	141	6,590
GoPro, Inc. — Class A*	392	6,539
KapStone Paper and Packaging Corp.	335	6,338
Trinseo S.A.	111	6,278
Swift Transportation Co. — Class A*	291	6,247
Brady Corp. — Class A	178	6,161
Plexus Corp.*	129	6,035
Fabrinet*	135	6,020
Proto Labs, Inc.*	97	5,811
TASER International, Inc.*	202	5,779
Smith & Wesson Holding Corp.*	212	5,637
II-VI, Inc.*	231	5,620
Summit Materials, Inc. — Class A*	295	5,473
Triumph Group, Inc.	191	5,325
Actuant Corp. — Class A	229	5,322
Hub Group, Inc. — Class A*	130	5,299
Exponent, Inc.	100	5,106
Forward Air Corp.	115	4,975
Methode Electronics, Inc.	142	4,966
Apogee Enterprises, Inc.	111	4,961
TopBuild Corp.*	149	4,947
Greif, Inc. — Class A	99	4,909
Knowles Corp.*	343	4,819
Benchmark Electronics, Inc.*	193	4,815
Headwaters, Inc.*	283	4,788
EnPro Industries, Inc.	84	4,773
Albany International Corp. — Class A	111	4,704
Cubic Corp.	98	4,587
Kaman Corp.	104	4,568
Standex International Corp.	49	4,551
ESCO Technologies, Inc.	98	4,549
Gibraltar Industries, Inc.*	122	4,532
AAON, Inc.	157	4,525
Astec Industries, Inc.	75	4,490
OSI Systems, Inc.*	68	4,446
Tennant Co.	68	4,406
Rogers Corp.*	70	4,276
SPX FLOW, Inc.*	137	4,236
Comfort Systems USA, Inc.	144	4,221
Sturm Ruger & Company, Inc.	72	4,159
Atlas Air Worldwide Holdings, Inc.*	96	4,111
Aerojet Rocketdyne Holdings, Inc.*	231	4,061
Werner Enterprises, Inc.	173	4,026
AAR Corp.	128	4,009
Chart Industries, Inc.*	119	3,907
Boise Cascade Co.*	151	3,835
CIRCOR International, Inc.	64	3,812
US Ecology, Inc.	85	3,811
Greenbrier Companies, Inc.	106	3,742
Builders FirstSource, Inc.*	325	3,741
Badger Meter, Inc.	109	3,653
Multi-Color Corp.	53	3,498
Caesarstone Ltd.*	92	3,469
Patrick Industries, Inc.*	56	3,468
Astronics Corp.*	76	3,424
Ship Finance International Ltd.	232	3,417
Nordic American Tankers Ltd.	337	3,407
Heartland Express, Inc.	179	3,380
Rofin-Sinar Technologies, Inc.*	105	3,379
Lydall, Inc.*	64	3,272
TriMas Corp.*	175	3,257
Advanced Drainage Systems, Inc.	135	3,248
Raven Industries, Inc.	141	3,247
SPX Corp.*	161	3,243
TTM Technologies, Inc.*	281	3,217
Primoris Services Corp.	156	3,214
Tutor Perini Corp.*	146	3,135
Harsco Corp.	313	3,108
Federal Signal Corp.	233	3,090
Argan, Inc.	52	3,078
Briggs & Stratton Corp.	165	3,077
Air Transport Services Group, Inc.*	213	3,057
Lindsay Corp.	41	3,033
Sun Hydraulics Corp.	91	2,937
Saia, Inc.*	98	2,936
Scorpio Tankers, Inc.	634	2,935
Babcock & Wilcox Enterprises, Inc.*	177	2,921
Continental Building Products, Inc.*	137	2,876
Encore Wire Corp.	78	2,868
Altra Industrial Motion Corp.	98	2,839
General Cable Corp.	188	2,816
Aegion Corp. — Class A*	136	2,594
Echo Global Logistics, Inc.*	111	2,560
US Concrete, Inc.*	55	2,534
AVX Corp.	181	2,496
Insteel Industries, Inc.	68	2,464
Alamo Group, Inc.	37	2,438
Global Brass & Copper Holdings, Inc.	82	2,369
Manitowoc Company, Inc.	493	2,361
GasLog Ltd.	159	2,313

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

FARO Technologies, Inc.*	64	$2,301
Quanex Building Products Corp.	133	2,296
Hyster-Yale Materials Handling, Inc.	38	2,285
CTS Corp.	122	2,269
Kadant, Inc.	42	2,189
Novanta, Inc.*	124	2,151
Energy Recovery, Inc.*	133	2,125
MYR Group, Inc.*	70	2,107
Triton International Ltd.	155	2,044
Griffon Corp.	117	1,990
PGT, Inc.*	185	1,974
Chase Corp.	28	1,935
Aerovironment, Inc.*	79	1,928
Stoneridge, Inc.*	104	1,914
Marten Transport Ltd.	90	1,890
NN, Inc.	102	1,862
Tredegar Corp.	99	1,840
ArcBest Corp.	95	1,807
Frontline Ltd.	252	1,807
Haynes International, Inc.	48	1,781
AEP Industries, Inc.	16	1,750
Gorman-Rupp Co.	68	1,741
Armstrong Flooring, Inc.*	91	1,718
National Presto Industries, Inc.	19	1,668
TimkenSteel Corp.*	153	1,599
Overseas Shipholding Group, Inc. — Class A	150	1,587
YRC Worldwide, Inc.*	127	1,565
Mistras Group, Inc.*	66	1,549
NCI Building Systems, Inc.*	106	1,547
Casella Waste Systems, Inc. — Class A*	150	1,545
Kimball Electronics, Inc.*	110	1,525
DHT Holdings, Inc.	356	1,492
Applied Optoelectronics, Inc.*	66	1,466
DXP Enterprises, Inc.*	50	1,410
Mesa Laboratories, Inc.	12	1,372
Powell Industries, Inc.	34	1,362
Columbus McKinnon Corp.	75	1,338
Greif, Inc. — Class B	22	1,333
Teekay Corp.	170	1,311
Park Electrochemical Corp.	75	1,303
American Railcar Industries, Inc.	31	1,286
CECO Environmental Corp.	113	1,275
Kratos Defense & Security Solutions, Inc.*	180	1,240
GP Strategies Corp.*	50	1,231
Park-Ohio Holdings Corp.	33	1,203
Multi Packaging Solutions International Ltd.*	82	1,182
Ply Gem Holdings, Inc.*	86	1,149
Teekay Tankers Ltd. — Class A	452	1,144
VSE Corp.	33	1,122
NVE Corp.	19	1,120
Energous Corp.*	57	1,118
Myers Industries, Inc.	84	1,091
LSI Industries, Inc.	92	1,033
Control4 Corp.*	78	958
Roadrunner Transportation Systems, Inc.*	119	950
Sparton Corp.*	36	945
Costamare, Inc.	103	941
Ducommun, Inc.*	41	936
Celadon Group, Inc.	106	926
Covenant Transportation Group, Inc. — Class A*	47	909
Fluidigm Corp.*	113	905
NV5 Global, Inc.*	28	905
Milacron Holdings Corp.*	56	894
Bel Fuse, Inc. — Class B	37	893
ZAGG, Inc.*	107	867
Olympic Steel, Inc.	36	796
Gener8 Maritime, Inc.*	152	778
Ardmore Shipping Corp.	109	767
Vishay Precision Group, Inc.*	47	753
Vicor Corp.*	64	742
Orion Group Holdings, Inc.*	104	712
Graham Corp.	37	707
Hurco Companies, Inc.	25	702
Hornbeck Offshore Services, Inc.*	126	693
LSB Industries, Inc.*	80	686
FreightCar America, Inc.	47	676
UFP Technologies, Inc.*	25	663
Heritage-Crystal Clean, Inc.*	49	651
Scorpio Bulkers, Inc.*	187	647
TRC Companies, Inc.*	73	633
Electro Scientific Industries, Inc.*	107	603
Layne Christensen Co.*	70	596
Hill International, Inc.*	125	576
Dynamic Materials Corp.	54	576
Dorian LPG Ltd.*	94	564
IES Holdings, Inc.*	30	534
Tidewater, Inc.	183	516
Hardinge, Inc.	45	501
Allied Motion Technologies, Inc.	24	454
Universal Logistics Holdings, Inc.	32	429
Lawson Products, Inc.*	24	426
Omega Flex, Inc.	11	424
Navios Maritime Acquisition Corp.	313	423
Radiant Logistics, Inc.*	146	415
Willis Lease Finance Corp.*	17	404
USA Truck, Inc.*	37	379
Aqua Metals, Inc.*	42	372
Ampco-Pittsburgh Corp.	33	366
Gencor Industries, Inc.*	30	359
American Superconductor Corp.*	45	315
Handy & Harman Ltd.*	11	231
Power Solutions International, Inc.*	19	195
PAM Transportation Services, Inc.*	9	180
NL Industries, Inc.*	32	126
Total Industrial		908,483

Consumer, Cyclical - 7.3%
Tenneco, Inc.*	219	12,761
Jack in the Box, Inc.	127	12,183
American Eagle Outfitters, Inc.	648	11,573

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Buffalo Wild Wings, Inc.*	73	$10,273
Texas Roadhouse, Inc. — Class A	257	10,031
Hawaiian Holdings, Inc.*	205	9,963
Cracker Barrel Old Country Store, Inc.	74	9,784
Beacon Roofing Supply, Inc.*	232	9,760
Dana, Inc.	580	9,042
Big Lots, Inc.	186	8,882
TiVo Corp.*	454	8,848
Cheesecake Factory, Inc.	176	8,811
Lithia Motors, Inc. — Class A	92	8,788
Wolverine World Wide, Inc.	376	8,659
Five Below, Inc.*	208	8,380
Steven Madden Ltd.*	240	8,294
Papa John’s International, Inc.	105	8,279
Cooper Tire & Rubber Co.	215	8,174
UniFirst Corp.	59	7,780
Office Depot, Inc.	2,145	7,658
Bloomin’ Brands, Inc.	442	7,620
TRI Pointe Group, Inc.*	578	7,619
Churchill Downs, Inc.	52	7,610
Interval Leisure Group, Inc.	440	7,555
Deckers Outdoor Corp.*	126	7,503
G&K Services, Inc. — Class A	76	7,258
Anixter International, Inc.*	112	7,224
HNI Corp.	176	7,006
Allegiant Travel Co. — Class A	51	6,736
Herman Miller, Inc.	233	6,664
Dorman Products, Inc.*	103	6,582
PriceSmart, Inc.	78	6,533
Marriott Vacations Worldwide Corp.	87	6,379
Boyd Gaming Corp.*	321	6,349
Core-Mark Holding Company, Inc.	177	6,337
Liberty TripAdvisor Holdings, Inc. — Class A*	281	6,140
Chico’s FAS, Inc.	506	6,021
Columbia Sportswear Co.	106	6,014
Children’s Place, Inc.	73	5,831
Dave & Buster’s Entertainment, Inc.*	147	5,759
Cooper-Standard Holding, Inc.*	57	5,632
GNC Holdings, Inc. — Class A	266	5,432
DineEquity, Inc.	68	5,385
DSW, Inc. — Class A	261	5,345
KB Home	323	5,207
Mobile Mini, Inc.	172	5,194
Restoration Hardware Holdings, Inc.*	150	5,188
Group 1 Automotive, Inc.	81	5,174
Meritage Homes Corp.*	149	5,170
SkyWest, Inc.	195	5,150
American Axle & Manufacturing Holdings, Inc.*	297	5,114
G-III Apparel Group Ltd.*	167	4,868
HSN, Inc.	121	4,816
Sonic Corp.	182	4,765
La-Z-Boy, Inc.	191	4,691
Steelcase, Inc. — Class A	335	4,653
iRobot Corp.*	104	4,574
Fossil Group, Inc.*	163	4,527
Popeyes Louisiana Kitchen, Inc.*	84	4,464
Gentherm, Inc.*	142	4,462
Navistar International Corp.*	192	4,395
Genesco, Inc.*	80	4,357
American Woodmark Corp.*	54	4,351
Asbury Automotive Group, Inc.*	77	4,287
Knoll, Inc.	186	4,250
Callaway Golf Co.	366	4,249
Abercrombie & Fitch Co. — Class A	265	4,211
Interface, Inc. — Class A	252	4,206
Caleres, Inc.	166	4,198
Belmond Ltd. — Class A*	324	4,118
Universal Electronics, Inc.*	55	4,095
Virgin America, Inc.*	75	4,013
Oxford Industries, Inc.	59	3,994
Meritor, Inc.*	357	3,973
Standard Motor Products, Inc.	83	3,964
MDC Holdings, Inc.	153	3,947
Penn National Gaming, Inc.*	289	3,922
Select Comfort Corp.*	180	3,888
BMC Stock Holdings, Inc.*	214	3,794
Ascena Retail Group, Inc.*	672	3,756
Finish Line, Inc. — Class A	162	3,739
La Quinta Holdings, Inc.*	330	3,689
ClubCorp Holdings, Inc.	249	3,602
Hibbett Sports, Inc.*	90	3,591
Wabash National Corp.*	251	3,574
ScanSource, Inc.*	97	3,541
National CineMedia, Inc.	239	3,518
SeaWorld Entertainment, Inc.	259	3,491
Guess?, Inc.	237	3,463
International Speedway Corp. — Class A	102	3,409
Express, Inc.*	289	3,407
Cavco Industries, Inc.*	33	3,269
Cato Corp. — Class A	99	3,256
BJ’s Restaurants, Inc.*	90	3,200
Denny’s Corp.*	294	3,143
Carmike Cinemas, Inc.*	94	3,072
Ethan Allen Interiors, Inc.	97	3,033
Tailored Brands, Inc.	189	2,967
Essendant, Inc.	144	2,955
Pinnacle Entertainment, Inc.*	239	2,949
Bob Evans Farms, Inc.	77	2,949
Wesco Aircraft Holdings, Inc.*	216	2,901
DTS, Inc.	68	2,893
Superior Industries International, Inc.	97	2,829
Installed Building Products, Inc.*	78	2,798
Rush Enterprises, Inc. — Class A*	114	2,791
Barnes & Noble, Inc.	245	2,769
Douglas Dynamics, Inc.	86	2,747
Red Rock Resorts, Inc. — Class A	116	2,736
Nautilus, Inc.*	119	2,704
Buckle, Inc.	111	2,667
AMC Entertainment Holdings, Inc. — Class A	84	2,612

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Vitamin Shoppe, Inc.*	95	$2,551
Fiesta Restaurant Group, Inc.*	103	2,472
Winnebago Industries, Inc.	104	2,451
Francesca’s Holdings Corp.*	156	2,407
Red Robin Gourmet Burgers, Inc.*	53	2,382
Crocs, Inc.*	286	2,374
Caesars Acquisition Co. — Class A*	185	2,298
Scientific Games Corp. — Class A*	201	2,265
LGI Homes, Inc.*	60	2,210
M/I Homes, Inc.*	92	2,168
EZCORP, Inc. — Class A*	196	2,168
Isle of Capri Casinos, Inc.*	97	2,161
Modine Manufacturing Co.*	182	2,159
Shake Shack, Inc. — Class A*	61	2,115
Tile Shop Holdings, Inc.*	127	2,102
Taylor Morrison Home Corp. — Class A*	118	2,077
H&E Equipment Services, Inc.	122	2,045
Ollie’s Bargain Outlet Holdings, Inc.*	78	2,044
Motorcar Parts of America, Inc.*	71	2,043
Sonic Automotive, Inc. — Class A	108	2,030
WCI Communities, Inc.*	85	2,016
MarineMax, Inc.*	96	2,011
Lumber Liquidators Holdings, Inc.*	102	2,006
Fox Factory Holding Corp.*	87	1,998
Tower International, Inc.	80	1,928
Kimball International, Inc. — Class B	143	1,850
Regis Corp.*	144	1,807
Marcus Corp.	72	1,803
Unifi, Inc.*	61	1,796
Chuy’s Holdings, Inc.*	64	1,788
Wingstop, Inc.	61	1,787
Party City Holdco, Inc.*	104	1,780
Carrols Restaurant Group, Inc.*	134	1,770
Eros International plc*	115	1,762
Ruth’s Hospitality Group, Inc.	124	1,751
Biglari Holdings, Inc.*	4	1,744
Titan International, Inc.	171	1,731
William Lyon Homes — Class A*	93	1,725
Zoe’s Kitchen, Inc.*	74	1,642
Caesars Entertainment Corp.*	219	1,632
Haverty Furniture Companies, Inc.	81	1,623
SiteOne Landscape Supply, Inc.*	45	1,617
Veritiv Corp.*	32	1,605
PetMed Express, Inc.	78	1,582
Eldorado Resorts, Inc.*	112	1,575
Libbey, Inc.	85	1,517
Barnes & Noble Education, Inc.*	155	1,483
Shoe Carnival, Inc.	55	1,466
Beazer Homes USA, Inc.*	122	1,423
Horizon Global Corp.*	71	1,415
Daktronics, Inc.	143	1,364
Iconix Brand Group, Inc.*	166	1,348
Pier 1 Imports, Inc.	314	1,331
Movado Group, Inc.	61	1,310
Flexsteel Industries, Inc.	25	1,293
Century Communities, Inc.*	59	1,269
Zumiez, Inc.*	70	1,260
Culp, Inc.	42	1,250
Fred’s, Inc. — Class A	137	1,241
Del Frisco’s Restaurant Group, Inc.*	92	1,239
Spartan Motors, Inc.	129	1,236
Planet Fitness, Inc. — Class A*	61	1,224
Sequential Brands Group, Inc.*	152	1,216
Vera Bradley, Inc.*	80	1,212
PC Connection, Inc.	44	1,162
Federal-Mogul Holdings Corp.*	120	1,153
Potbelly Corp.*	92	1,144
America’s Car-Mart, Inc.*	31	1,128
Citi Trends, Inc.	56	1,116
NACCO Industries, Inc. — Class A	16	1,087
Hooker Furniture Corp.	44	1,078
Del Taco Restaurants, Inc.*	90	1,073
Sportsman’s Warehouse Holdings, Inc.*	100	1,052
Malibu Boats, Inc. — Class A*	70	1,043
Tuesday Morning Corp.*	174	1,041
Monarch Casino & Resort, Inc.*	41	1,032
El Pollo Loco Holdings, Inc.*	80	1,007
Intrawest Resorts Holdings, Inc.*	62	1,006
PICO Holdings, Inc.*	85	1,002
Duluth Holdings, Inc. — Class B*	37	981
Miller Industries, Inc.	43	980
Supreme Industries, Inc. — Class A	50	965
Winmark Corp.	9	950
Perry Ellis International, Inc.*	49	945
Big 5 Sporting Goods Corp.	69	940
Bassett Furniture Industries, Inc.	40	930
Metaldyne Performance Group, Inc.	58	919
Reading International, Inc. — Class A*	65	868
Conn’s, Inc.*	80	826
Speedway Motorsports, Inc.	46	822
Hovnanian Enterprises, Inc. — Class A*	473	799
Arctic Cat, Inc.	51	790
AV Homes, Inc.*	47	782
Stein Mart, Inc.	121	768
Freshpet, Inc.*	87	753
Green Brick Partners, Inc.*	91	752
Habit Restaurants, Inc. — Class A*	52	728
Titan Machinery, Inc.*	69	718
Kirkland’s, Inc.*	57	694
Johnson Outdoors, Inc. — Class A	19	691
Weyco Group, Inc.	25	672
Superior Uniform Group, Inc.	32	633
Rush Enterprises, Inc. — Class B*	26	632
Nathan’s Famous, Inc.*	12	631
GMS, Inc.*	28	622
Destination XL Group, Inc.*	141	611
Bojangles’, Inc.*	38	606
Performance Sports Group Ltd.*	148	601
West Marine, Inc.*	72	595
Boot Barn Holdings, Inc.*	52	592
Lifetime Brands, Inc.	43	579
Ruby Tuesday, Inc.*	231	578

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Century Casinos, Inc.*	83	$574
Stage Stores, Inc.	100	561
Build-A-Bear Workshop, Inc. — Class A*	53	549
Jamba, Inc.*	49	535
J Alexander’s Holdings, Inc.*	52	527
Escalade, Inc.	41	523
New Home Company, Inc.*	49	523
JAKKS Pacific, Inc.*	60	518
Lindblad Expeditions Holdings, Inc.*	57	513
Sears Holdings Corp.*	44	504
Golden Entertainment, Inc.	40	499
Vince Holding Corp.*	84	474
Delta Apparel, Inc.*	28	461
Strattec Security Corp.	13	459
Red Lion Hotels Corp.*	55	459
Gaia, Inc.*	60	432
Kona Grill, Inc.*	34	427
Tilly’s, Inc. — Class A*	45	423
Marine Products Corp.	42	377
Systemax, Inc.	45	356
MCBC Holdings, Inc.	30	342
Luby’s, Inc.*	75	322
Workhorse Group, Inc.*	44	319
Unique Fabricating, Inc.	26	318
Container Store Group, Inc.*	63	316
Blue Bird Corp.*	21	307
UCP, Inc. — Class A*	31	273
Empire Resorts, Inc.*	13	263
Sears Hometown and Outlet Stores, Inc.*	44	217
Noodles & Co.*	43	205
Fogo De Chao, Inc.*	19	201
CompX International, Inc.	6	69
Total Consumer, Cyclical		772,577

Technology - 7.1%
Microsemi Corp.*	442	18,556
Advanced Micro Devices, Inc.*	2,545	17,586
Fair Isaac Corp.	121	15,075
Aspen Technology, Inc.*	321	15,020
Take-Two Interactive Software, Inc.*	324	14,606
Cavium, Inc.*	250	14,550
MAXIMUS, Inc.	249	14,083
EPAM Systems, Inc.*	187	12,961
Cirrus Logic, Inc.*	243	12,915
SYNNEX Corp.	113	12,895
Monolithic Power Systems, Inc.	151	12,156
Blackbaud, Inc.	183	12,140
j2 Global, Inc.	182	12,124
Integrated Device Technology, Inc.*	523	12,081
Medidata Solutions, Inc.*	213	11,876
Proofpoint, Inc.*	158	11,826
Intersil Corp. — Class A	522	11,447
Science Applications International Corp.	164	11,377
Mentor Graphics Corp.	416	10,999
NetScout Systems, Inc.*	365	10,676
Convergys Corp.	346	10,526
MKS Instruments, Inc.	206	10,244
CACI International, Inc. — Class A*	95	9,586
Entegris, Inc.*	549	9,564
Silicon Laboratories, Inc.*	160	9,408
Ambarella, Inc.*	124	9,128
FleetMatics Group plc*	152	9,117
Verint Systems, Inc.*	241	9,069
Cornerstone OnDemand, Inc.*	195	8,960
Electronics for Imaging, Inc.*	183	8,951
ACI Worldwide, Inc.*	449	8,702
Paycom Software, Inc.*	171	8,572
Synaptics, Inc.*	144	8,436
Lumentum Holdings, Inc.*	196	8,188
Acxiom Corp.*	302	8,048
CommVault Systems, Inc.*	150	7,970
3D Systems Corp.*	416	7,467
Tessera Technologies, Inc.	191	7,342
Semtech Corp.*	251	6,960
Inphi Corp.*	156	6,788
Power Integrations, Inc.	106	6,681
Synchronoss Technologies, Inc.*	160	6,589
Diebold, Inc.	265	6,568
HubSpot, Inc.*	112	6,453
ExlService Holdings, Inc.*	127	6,330
MicroStrategy, Inc. — Class A*	37	6,195
Imperva, Inc.*	111	5,962
Envestnet, Inc.*	161	5,868
Ebix, Inc.	98	5,571
2U, Inc.*	143	5,475
RealPage, Inc.*	209	5,371
Omnicell, Inc.*	139	5,324
BroadSoft, Inc.*	114	5,307
Syntel, Inc.*	126	5,281
Progress Software Corp.	194	5,277
Rambus, Inc.*	422	5,275
CSG Systems International, Inc.	124	5,125
Cabot Microelectronics Corp.	92	4,868
SPS Commerce, Inc.*	64	4,698
Insight Enterprises, Inc.*	142	4,622
Stratasys Ltd.*	190	4,577
MaxLinear, Inc. — Class A*	216	4,378
Sykes Enterprises, Inc.*	150	4,220
Globant S.A.*	100	4,212
Interactive Intelligence Group, Inc.*	70	4,210
Pegasystems, Inc.	140	4,129
Qualys, Inc.*	105	4,010
Callidus Software, Inc.*	216	3,964
MACOM Technology Solutions Holdings, Inc.*	90	3,811
Amkor Technology, Inc.*	389	3,781
Cvent, Inc.*	117	3,710
Mercury Systems, Inc.*	151	3,709
Cray, Inc.*	156	3,672
Bottomline Technologies de, Inc.*	156	3,636
ManTech International Corp. — Class A	96	3,618
Brooks Automation, Inc.	264	3,593
Pure Storage, Inc. — Class A*	264	3,577

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Super Micro Computer, Inc.*	150	$3,506
Press Ganey Holdings, Inc.*	86	3,474
Monotype Imaging Holdings, Inc.	157	3,471
New Relic, Inc.*	85	3,257
inContact, Inc.*	228	3,188
Diodes, Inc.*	148	3,158
Lattice Semiconductor Corp.*	466	3,024
Veeco Instruments, Inc.*	154	3,023
MTS Systems Corp.	65	2,992
FormFactor, Inc.*	266	2,886
CEVA, Inc.*	77	2,700
Virtusa Corp.*	107	2,641
Photronics, Inc.*	253	2,608
InvenSense, Inc. — Class A*	317	2,352
Quality Systems, Inc.	199	2,253
PROS Holdings, Inc.*	98	2,216
Engility Holdings, Inc.*	70	2,205
Barracuda Networks, Inc.*	85	2,166
Nimble Storage, Inc.*	244	2,155
Silver Spring Networks, Inc.*	147	2,084
Rudolph Technologies, Inc.*	116	2,058
Nanometrics, Inc.*	92	2,055
Applied Micro Circuits Corp.*	294	2,043
Five9, Inc.*	129	2,023
Benefitfocus, Inc.*	50	1,996
Ultratech, Inc.*	84	1,939
Unisys Corp.*	196	1,909
PDF Solutions, Inc.*	105	1,908
TeleTech Holdings, Inc.	64	1,855
Actua Corp.*	139	1,800
LivePerson, Inc.*	206	1,732
Vocera Communications, Inc.*	97	1,639
KEYW Holding Corp.*	140	1,546
Workiva, Inc.*	85	1,541
Alpha & Omega Semiconductor Ltd.*	70	1,520
Brightcove, Inc.*	116	1,514
Axcelis Technologies, Inc.*	113	1,501
Epiq Systems, Inc.	91	1,501
Exar Corp.*	158	1,471
Evolent Health, Inc. — Class A*	59	1,453
Digimarc Corp.*	37	1,419
InnerWorkings, Inc.*	150	1,413
Hortonworks, Inc.*	156	1,303
Xactly Corp.*	88	1,295
Xcerra Corp.*	205	1,242
Varonis Systems, Inc.*	41	1,234
Sapiens International Corporation N.V.	94	1,200
Cohu, Inc.	102	1,197
IXYS Corp.	98	1,181
Digi International, Inc.*	101	1,151
Computer Programs & Systems, Inc.	43	1,121
American Software, Inc. — Class A	100	1,110
MINDBODY, Inc. — Class A*	56	1,101
Silicon Graphics International Corp.*	141	1,086
Sigma Designs, Inc.*	139	1,083
Carbonite, Inc.*	69	1,060
Apigee Corp.*	60	1,044
Instructure, Inc.*	41	1,040
DSP Group, Inc.*	85	1,021
Eastman Kodak Co.*	67	1,005
Avid Technology, Inc.*	125	993
Model N, Inc.*	87	967
Jive Software, Inc.*	224	954
Mitek Systems, Inc.*	114	945
Immersion Corp.*	113	922
Ultra Clean Holdings, Inc.*	124	919
Glu Mobile, Inc.*	400	896
Tangoe, Inc.*	107	883
pdvWireless, Inc.*	38	870
Exa Corp.*	54	867
Everyday Health, Inc.*	110	846
QAD, Inc. — Class A	37	828
Datalink Corp.*	78	828
TubeMogul, Inc.*	85	796
USA Technologies, Inc.*	139	780
Radisys Corp.*	138	738
Amber Road, Inc.*	69	666
Agilysys, Inc.*	59	656
Castlight Health, Inc. — Class B*	156	649
ExOne Co.*	42	639
Rosetta Stone, Inc.*	75	636
Maxwell Technologies, Inc.*	122	630
Planet Payment, Inc.*	164	608
Park City Group, Inc.*	50	590
Appfolio, Inc. — Class A*	30	583
EMCORE Corp.	102	581
GigPeak, Inc.*	226	531
Guidance Software, Inc.*	88	524
Kopin Corp.*	239	521
MobileIron, Inc.*	180	495
Cogint, Inc.*	59	300
SecureWorks Corp. — Class A*	23	288
NCI, Inc. — Class A	23	266
Majesco*	23	117
Total Technology		754,603

Communications - 4.2%
GrubHub, Inc.*	314	13,498
ViaSat, Inc.*	172	12,839
Finisar Corp.*	417	12,426
Ciena Corp.*	533	11,618
InterDigital, Inc.	134	10,613
Zendesk, Inc.*	316	9,705
LogMeIn, Inc.	98	8,857
Media General, Inc.*	424	7,813
NETGEAR, Inc.*	126	7,622
Meredith Corp.	146	7,591
Sinclair Broadcast Group, Inc. — Class A	256	7,394
WebMD Health Corp. — Class A*	145	7,207
Gigamon, Inc.*	127	6,960
DigitalGlobe, Inc.*	245	6,738
Viavi Solutions, Inc.*	909	6,718
Plantronics, Inc.	129	6,703

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Nexstar Broadcasting Group, Inc. — Class A	116	$6,694
Houghton Mifflin Harcourt Co.*	482	6,464
Shutterfly, Inc.*	135	6,027
Stamps.com, Inc.*	63	5,954
Cogent Communications Holdings, Inc.	161	5,926
Etsy, Inc.*	407	5,812
NIC, Inc.	246	5,781
Time, Inc.	399	5,778
New York Times Co. — Class A	483	5,772
Infoblox, Inc.*	218	5,749
comScore, Inc.*	186	5,703
NeuStar, Inc. — Class A*	211	5,610
Ubiquiti Networks, Inc.*	101	5,404
RingCentral, Inc. — Class A*	227	5,370
Gannett Company, Inc.	456	5,308
8x8, Inc.*	343	5,292
Liberty Media Corporation-Liberty Media — Class C*	179	5,037
Infinera Corp.*	547	4,939
Vonage Holdings Corp.*	743	4,911
Consolidated Communications Holdings, Inc.	193	4,872
Shenandoah Telecommunications Co.	179	4,871
Wayfair, Inc. — Class A*	122	4,803
Shutterstock, Inc.*	73	4,650
MSG Networks, Inc. — Class A*	231	4,299
Scholastic Corp.	105	4,133
AVG Technologies N.V.*	163	4,077
Windstream Holdings, Inc.	373	3,749
West Corp.	167	3,687
EW Scripps Co. — Class A*	231	3,673
ADTRAN, Inc.	190	3,637
Cincinnati Bell, Inc.*	817	3,333
Quotient Technology, Inc.*	249	3,314
Oclaro, Inc.*	383	3,275
Ixia*	250	3,125
World Wrestling Entertainment, Inc. — Class A	140	2,982
Box, Inc. — Class A*	189	2,979
Q2 Holdings, Inc.*	100	2,866
Web.com Group, Inc.*	165	2,850
Perficient, Inc.*	137	2,761
HealthStream, Inc.*	100	2,760
ATN International, Inc.	41	2,667
Iridium Communications, Inc.*	321	2,603
Gray Television, Inc.*	248	2,569
ORBCOMM, Inc.*	250	2,563
Liberty Media Corporation-Liberty Media — Class A*	89	2,550
EarthLink Holdings Corp.	408	2,530
Gogo, Inc.*	219	2,418
GTT Communications, Inc.*	102	2,400
ePlus, Inc.*	25	2,360
New Media Investment Group, Inc.	151	2,341
Chegg, Inc.*	313	2,219
MDC Partners, Inc. — Class A	199	2,133
Liberty Media Corporation-Liberty Braves — Class C*	122	2,120
ShoreTel, Inc.*	262	2,096
Acacia Communications, Inc.*	20	2,066
VASCO Data Security International, Inc.*	117	2,060
Inteliquent, Inc.	127	2,050
Endurance International Group Holdings, Inc.*	233	2,039
TrueCar, Inc.*	212	2,001
Loral Space & Communications, Inc.*	50	1,956
NeoPhotonics Corp.*	119	1,944
CalAmp Corp.*	139	1,939
Entravision Communications Corp. — Class A	253	1,930
XO Group, Inc.*	98	1,894
Bazaarvoice, Inc.*	318	1,879
A10 Networks, Inc.*	171	1,828
Extreme Networks, Inc.*	401	1,800
Harmonic, Inc.*	297	1,761
Globalstar, Inc.*	1,448	1,752
tronc, Inc.*	103	1,739
Blucora, Inc.*	152	1,702
Intralinks Holdings, Inc.*	160	1,610
Bankrate, Inc.*	184	1,560
General Communication, Inc. — Class A*	112	1,540
DHI Group, Inc.*	194	1,531
Angie’s List, Inc.*	154	1,526
Global Eagle Entertainment, Inc.*	182	1,512
Blue Nile, Inc.	43	1,480
RetailMeNot, Inc.*	149	1,474
Sonus Networks, Inc.*	185	1,439
Boingo Wireless, Inc.*	138	1,419
Spok Holdings, Inc.	79	1,408
FTD Companies, Inc.*	68	1,399
Rapid7, Inc.*	77	1,359
Entercom Communications Corp. — Class A	101	1,307
FairPoint Communications, Inc.*	82	1,232
Rubicon Project, Inc.*	144	1,192
ChannelAdvisor Corp.*	91	1,177
Calix, Inc.*	160	1,176
IDT Corp. — Class B	68	1,172
Lionbridge Technologies, Inc.*	222	1,110
Liquidity Services, Inc.*	97	1,090
Lumos Networks Corp.*	73	1,022
MeetMe, Inc.*	160	992
Comtech Telecommunications Corp.	76	974
Straight Path Communications, Inc. — Class B*	37	948
1-800-Flowers.com, Inc. — Class A*	101	926
Silicom Ltd.	22	911
Daily Journal Corp.*	4	876
Zix Corp.*	206	845
Lands’ End, Inc.*	58	841
Clearfield, Inc.*	44	827

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Black Box Corp.	58	$806
Overstock.com, Inc.*	51	781
RigNet, Inc.*	49	741
Telenav, Inc.*	127	728
HC2 Holdings, Inc.*	129	703
Reis, Inc.	34	696
NII Holdings, Inc.*	207	689
Central European Media Enterprises Ltd. — Class A*	296	684
TechTarget, Inc.*	79	637
Saga Communications, Inc. — Class A	14	635
Liberty Media Corporation-Liberty Braves — Class A*	35	611
Autobytel, Inc.*	34	605
VirnetX Holding Corp.*	188	575
Aerohive Networks, Inc.*	94	572
KVH Industries, Inc.*	59	520
Hawaiian Telcom Holdco, Inc.*	23	515
Limelight Networks, Inc.*	275	514
QuinStreet, Inc.*	142	429
Preformed Line Products Co.	10	422
Numerex Corp. — Class A*	54	420
Rightside Group Ltd.*	45	410
RealNetworks, Inc.*	91	406
Marchex, Inc. — Class B*	129	357
Hemisphere Media Group, Inc.*	27	344
Intelsat S.A.*	122	331
Townsquare Media, Inc. — Class A*	33	308
Radio One, Inc. — Class D*	96	291
Global Sources Ltd.*	32	271
Salem Media Group, Inc. — Class A	43	253
Corindus Vascular Robotics, Inc.*	213	236
Value Line, Inc.	5	81
Total Communications		447,884

Basic Materials - 2.6%
Olin Corp.	644	13,215
Sensient Technologies Corp.	173	13,112
US Silica Holdings, Inc.	249	11,593
Chemours Co.	710	11,359
PolyOne Corp.	325	10,987
Minerals Technologies, Inc.	135	9,543
Balchem Corp.	122	9,459
HB Fuller Co.	195	9,062
Hecla Mining Co.	1,481	8,442
Worthington Industries, Inc.	175	8,405
Chemtura Corp.*	248	8,137
GCP Applied Technologies, Inc.*	275	7,788
Allegheny Technologies, Inc.	421	7,607
Ingevity Corp.*	165	7,607
Coeur Mining, Inc.*	628	7,429
Carpenter Technology Corp.	179	7,386
Commercial Metals Co.	447	7,237
Stillwater Mining Co.*	475	6,346
Kaiser Aluminum Corp.	69	5,968
Stepan Co.	77	5,595
Innospec, Inc.	92	5,595
Quaker Chemical Corp.	50	5,297
Neenah Paper, Inc.	64	5,057
Cliffs Natural Resources, Inc.*	855	5,002
Schweitzer-Mauduit International, Inc.	117	4,512
Ferro Corp.*	324	4,474
AK Steel Holding Corp.*	921	4,448
Clearwater Paper Corp.*	66	4,268
Kraton Corp.*	115	4,030
Univar, Inc.*	167	3,649
PH Glatfelter Co.	168	3,642
A. Schulman, Inc.	112	3,261
Innophos Holdings, Inc.	76	2,966
Calgon Carbon Corp.	195	2,958
Deltic Timber Corp.	41	2,777
Fairmount Santrol Holdings, Inc.*	302	2,561
Koppers Holdings, Inc.*	79	2,542
Materion Corp.	77	2,365
Tronox Ltd. — Class A	250	2,343
Ferroglobe plc	254	2,294
Rayonier Advanced Materials, Inc.	167	2,233
Aceto Corp.	113	2,146
Schnitzer Steel Industries, Inc. — Class A	101	2,111
CSW Industrials, Inc.*	56	1,814
American Vanguard Corp.	109	1,751
Hawkins, Inc.	37	1,603
Gold Resource Corp.	194	1,439
Landec Corp.*	104	1,395
OMNOVA Solutions, Inc.*	165	1,393
Century Aluminum Co.*	193	1,341
KMG Chemicals, Inc.	35	992
Orchids Paper Products Co.	35	953
Oil-Dri Corporation of America	19	715
Kronos Worldwide, Inc.	85	705
Codexis, Inc.*	130	577
Ryerson Holding Corp.*	49	553
United States Lime & Minerals, Inc.	8	528
AgroFresh Solutions, Inc.*	85	450
ALJ Regional Holdings, Inc.*	72	338
Valhi, Inc.	97	223
Total Basic Materials		273,578

Utilities - 2.3%
IDACORP, Inc.	196	15,343
Portland General Electric Co.	347	14,779
Southwest Gas Corp.	184	12,854
ONE Gas, Inc.	203	12,554
WGL Holdings, Inc.	196	12,289
Black Hills Corp.	200	12,244
ALLETE, Inc.	192	11,447
Spire, Inc.	174	11,091
New Jersey Resources Corp.	334	10,975
NorthWestern Corp.	189	10,873
Avista Corp.	245	10,239
PNM Resources, Inc.	310	10,143
South Jersey Industries, Inc.	310	9,161
MGE Energy, Inc.	136	7,685

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

El Paso Electric Co.	157	$7,343
Ormat Technologies, Inc.	151	7,310
Northwest Natural Gas Co.	105	6,312
California Water Service Group	186	5,968
Empire District Electric Co.	171	5,838
American States Water Co.	142	5,686
Dynegy, Inc.*	454	5,625
Otter Tail Corp.	147	5,085
Talen Energy Corp.*	327	4,529
Atlantica Yield plc	228	4,334
NRG Yield, Inc. — Class C	246	4,172
Chesapeake Utilities Corp.	57	3,480
SJW Corp.	63	2,752
NRG Yield, Inc. — Class A	136	2,220
Middlesex Water Co.	61	2,150
Unitil Corp.	54	2,109
Connecticut Water Service, Inc.	42	2,089
York Water Co.	51	1,513
Atlantic Power Corp.	474	1,171
Artesian Resources Corp. — Class A	31	885
Consolidated Water Company Ltd.	56	651
Delta Natural Gas Company, Inc.	26	620
EnerNOC, Inc.*	104	563
Spark Energy, Inc. — Class A	19	553
Ameresco, Inc. — Class A*	82	431
Genie Energy Ltd. — Class B*	50	295
Global Water Resources, Inc.	32	256
Total Utilities		245,617

Energy - 2.0%
PDC Energy, Inc.*	179	12,005
RSP Permian, Inc.*	305	11,828
NOW, Inc.*	415	8,893
Carrizo Oil & Gas, Inc.*	216	8,774
Western Refining, Inc.	313	8,281
Oasis Petroleum, Inc.*	692	7,937
Matador Resources Co.*	322	7,837
Callon Petroleum Co.*	471	7,395
SemGroup Corp. — Class A	205	7,249
Oil States International, Inc.*	199	6,281
MRC Global, Inc.*	363	5,964
Pattern Energy Group, Inc.	257	5,780
Synergy Resources Corp.*	722	5,003
TerraForm Power, Inc. — Class A*	339	4,715
McDermott International, Inc.*	939	4,704
Forum Energy Technologies, Inc.*	233	4,627
Denbury Resources, Inc.*	1,363	4,402
Delek US Holdings, Inc.	239	4,132
Green Plains, Inc.	142	3,720
SEACOR Holdings, Inc.*	62	3,688
Unit Corp.*	196	3,645
Archrock, Inc.	270	3,532
Seadrill Ltd.*	1,465	3,472
Helix Energy Solutions Group, Inc.*	390	3,171
Flotek Industries, Inc.*	212	3,083
Thermon Group Holdings, Inc.*	124	2,449
Newpark Resources, Inc.*	322	2,370
TETRA Technologies, Inc.*	350	2,139
Atwood Oceanics, Inc.	236	2,051
SunCoke Energy, Inc.*	250	2,005
Clayton Williams Energy, Inc.*	23	1,965
Cobalt International Energy, Inc.*	1,581	1,960
Matrix Service Co.*	103	1,932
Exterran Corp.*	123	1,929
Sanchez Energy Corp.*	217	1,918
REX American Resources Corp.*	22	1,865
Bristow Group, Inc.	131	1,837
Par Pacific Holdings, Inc.*	119	1,557
Sunrun, Inc.*	245	1,544
California Resources Corp.*	123	1,538
Renewable Energy Group, Inc.*	180	1,525
Ring Energy, Inc.*	139	1,522
Clean Energy Fuels Corp.*	340	1,520
Tesco Corp.	179	1,461
TerraForm Global, Inc. — Class A	354	1,455
Plug Power, Inc.*	702	1,200
Natural Gas Services Group, Inc.*	48	1,180
FutureFuel Corp.	97	1,094
Bill Barrett Corp.*	190	1,056
Panhandle Oil and Gas, Inc. — Class A	59	1,034
Parker Drilling Co.*	469	1,018
Pioneer Energy Services Corp.*	247	998
Geospace Technologies Corp.*	51	993
Alon USA Energy, Inc.	122	983
Contango Oil & Gas Co.*	87	889
Trecora Resources*	77	879
CVR Energy, Inc.	61	840
PHI, Inc.*	46	836
CARBO Ceramics, Inc.	75	821
Abraxas Petroleum Corp.*	481	813
Pacific Ethanol, Inc.*	111	767
Eclipse Resources Corp.*	221	727
EP Energy Corp. — Class A*	150	657
Westmoreland Coal Co.*	71	629
Era Group, Inc.*	76	612
Independence Contract Drilling, Inc.*	116	609
FuelCell Energy, Inc.*	111	602
Evolution Petroleum Corp.	95	597
Dawson Geophysical Co.*	78	595
EXCO Resources, Inc.*	543	581
Northern Oil and Gas, Inc.*	181	485
Jones Energy, Inc. — Class A*	119	424
Isramco, Inc.*	4	334
Willbros Group, Inc.*	168	316
Adams Resources & Energy, Inc.	8	315
Vivint Solar, Inc.*	88	278
W&T Offshore, Inc.*	138	243
Erin Energy Corp.*	56	132
Earthstone Energy, Inc.*	8	69
Total Energy		210,266

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Diversified - 0.1%
HRG Group, Inc.*	461	$7,238
Wins Finance Holdings, Inc.*	5	148
Total Diversified		7,386

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	117	3,297

Health Care - 0.0%
Integer Holdings Corp.*	118	2,559
Aptevo Therapeutics, Inc.*	69	177
Total Health Care		2,736

Total Common Stocks
(Cost $5,995,433)		6,762,448

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	4	—
Total Warrants
(Cost $—)		—

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	57	—
Leap Wireless International, Inc.
Expires 03/06/17	513	—
Dyax Corp.
Expires 01/25/17	714	—
Total Rights
(Cost $398)		—

MUTUAL FUNDS† - 9.6%
Guggenheim Strategy Fund II1	20,369	507,996
Guggenheim Strategy Fund I1	20,322	507,856
Total Mutual Funds
(Cost $1,011,246)		1,015,852

	Face Amount

FEDERAL AGENCY NOTES†† - 9.5%
Federal Farm Credit Bank[2]
0.67% due 09/12/18[3]	$1,000,000	999,224
Total Federal Agency Notes
(Cost $999,804)		999,224
REPURCHASE AGREEMENTS††,4 - 12.1%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	679,631	679,631
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	594,537	594,537
Total Repurchase Agreements
(Cost $1,274,168)		1,274,168

Total Investments - 95.1%
(Cost $9,281,049)		$10,051,692
Other Assets & Liabilities, net - 4.9%		516,786
Total Net Assets - 100.0%		$10,568,478

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $374,100)	3	$11,035

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 Russell 2000 Index Swap 0.13%[6], Terminating 11/01/16 (Notional Value $2,808,699)	2,244	$31,205
Goldman Sachs International October 2016 Russell 2000 Index Swap 0.30%[6], Terminating 10/26/16 (Notional Value $360,925)	288	3,315
Barclays Bank plc October 2016 Russell 2000 Index Swap 0.30%[6], Terminating 10/31/16 (Notional Value $5,558,221)	4,441	(16,884)
(Total Notional Value $8,727,845)		$17,636

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,762,448	$—	$—	$—	$—	$6,762,448
Equity Futures Contracts	—	11,035	—	—	—	11,035
Equity Index Swap Agreements	—	—	—	34,520	—	34,520
Federal Agency Notes	—	—	999,224	—	—	999,224
Mutual Funds	1,015,852	—	—	—	—	1,015,852
Repurchase Agreements	—	—	1,274,168	—	—	1,274,168
Rights	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Total	$7,778,300	$11,035	$2,273,392	$34,520	$—	$10,097,247

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$16,884	$—	$16,884

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $6,995,635)	$7,761,672
Investments in affiliated issuers, at value (cost $1,011,246)	1,015,852
Repurchase agreements, at value (cost $1,274,168)	1,274,168
Total investments (cost $9,281,049)	10,051,692
Segregated cash with broker	517,700
Unrealized appreciation on swap agreements	34,520
Cash	127
Receivables:
Variation margin	3,240
Fund shares sold	6,697
Dividends	9,902
Interest	367
Total assets	10,624,245

Liabilities:
Unrealized depreciation on swap agreements	16,884
Payable for:
Fund shares redeemed	14,184
Management fees	8,399
Swap settlement	5,791
Distribution and service fees	3,221
Transfer agent and administrative fees	2,333
Portfolio accounting fees	933
Miscellaneous	4,022
Total liabilities	55,767
Commitments and contingent liabilities (Note 13)	—
Net assets	$10,568,478

Net assets consist of:
Paid in capital	$7,892,521
Accumulated net investment loss	(83,980)
Accumulated net realized gain on investments	1,960,623
Net unrealized appreciation on investments	799,314
Net assets	$10,568,478

A-Class:
Net assets	$887,890
Capital shares outstanding	16,684
Net asset value per share	$53.22
Maximum offering price per share (Net asset value divided by 95.25%)	$55.87

C-Class:
Net assets	$1,449,482
Capital shares outstanding	31,042
Net asset value per share	$46.69

H-Class:
Net assets	$8,231,106
Capital shares outstanding	154,853
Net asset value per share	$53.15

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $27)	$37,040
Dividends from securities of affiliated issuers	10,397
Interest	4,784
Total investment income	52,221

Expenses:
Management fees	49,825
Transfer agent and administrative fees	13,840
Distribution and service fees:
A-Class	940
C-Class	7,005
H-Class	11,149
Portfolio accounting fees	5,536
Custodian fees	653
Trustees’ fees*	387
Line of credit fees	53
Miscellaneous	10,930
Total expenses	100,318
Net investment loss	(48,097)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	929,532
Investments in affiliated issuers	4,936
Swap agreements	1,084,879
Futures contracts	140,681
Net realized gain	2,160,028
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	92,321
Investments in affiliated issuers	4,675
Swap agreements	(74,707)
Futures contracts	733
Net change in unrealized appreciation (depreciation)	23,022
Net realized and unrealized gain	2,183,050
Net increase in net assets resulting from operations	$2,134,953

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(48,097)	$(232,821)
Net realized gain on investments	2,160,028	2,034,802
Net change in unrealized appreciation (depreciation) on investments	23,022	(2,714,053)
Net increase (decrease) in net assets resulting from operations	2,134,953	(912,072)

Distributions to shareholders from:
Net realized gains
A-Class	—	(37,011)
C-Class	—	(125,275)
H-Class	—	(816,653)
Total distributions to shareholders	—	(978,939)

Capital share transactions:
Proceeds from sale of shares
A-Class	935,104	4,129,543
C-Class	77,840	123,456
H-Class	78,087,222	340,767,371
Distributions reinvested
A-Class	—	34,810
C-Class	—	123,960
H-Class	—	813,382
Cost of shares redeemed
A-Class	(675,656)	(4,165,989)
C-Class	(188,376)	(293,524)
H-Class	(79,671,371)	(350,796,800)
Net decrease from capital share transactions	(1,435,237)	(9,263,791)
Net increase (decrease) in net assets	699,716	(11,154,802)

Net assets:
Beginning of period	9,868,762	21,023,564
End of period	$10,568,478	$9,868,762
Accumulated net investment loss at end of period	$(83,980)	$(35,883)

Capital share activity:
Shares sold
A-Class	19,464	74,547
C-Class	1,915	2,397
H-Class	1,707,803	6,930,733
Shares issued from reinvestment of distributions
A-Class	—	723
C-Class	—	2,917
H-Class	—	16,938
Shares redeemed
A-Class	(13,878)	(74,982)
C-Class	(4,400)	(6,389)
H-Class	(1,732,839)	(7,088,735)
Net decrease in shares	(21,935)	(141,851)

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$44.78	$58.05	$53.23	$39.32	$32.20	$34.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.43)	(.39)	(.37)	(.16)	(.39)
Net gain (loss) on investments (realized and unrealized)	8.62	(9.03)	5.41	14.28	7.28	(1.78)
Total from investment operations	8.44	(9.46)	5.02	13.91	7.12	(2.17)
Less distributions from:
Net realized gains	—	(3.81)	(.20)	—	—	—
Total distributions	—	(3.81)	(.20)	—	—	—
Net asset value, end of period	$53.22	$44.78	$58.05	$53.23	$39.32	$32.20

Total Return[c]	18.83%	(16.75%)	9.48%	35.38%	22.11%	(6.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$888	$497	$627	$614	$392	$1,355
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.85%)	(0.74%)	(0.78%)	(0.51%)	(1.24%)
Total expenses[d]	1.71%	1.70%	1.70%	1.72%	1.71%	1.73%
Portfolio turnover rate	353%	971%	830%	472%	527%	177%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$39.44	$52.01	$48.08	$35.78	$29.52	$31.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.73)	(.70)	(.65)	(.34)	(.54)
Net gain (loss) on investments (realized and unrealized)	7.57	(8.03)	4.83	12.95	6.60	(1.69)
Total from investment operations	7.25	(8.76)	4.13	12.30	6.26	(2.23)
Less distributions from:
Net realized gains	—	(3.81)	(.20)	—	—	—
Total distributions	—	(3.81)	(.20)	—	—	—
Net asset value, end of period	$46.69	$39.44	$52.01	$48.08	$35.78	$29.52

Total Return[c]	18.38%	(17.36%)	8.64%	34.38%	21.21%	(7.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,449	$1,322	$1,800	$1,864	$1,685	$1,839
Ratios to average net assets:
Net investment income (loss)	(1.51%)	(1.62%)	(1.49%)	(1.55%)	(1.15%)	(1.99%)
Total expenses[d]	2.46%	2.45%	2.45%	2.47%	2.46%	2.49%
Portfolio turnover rate	353%	971%	830%	472%	527%	177%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$44.75	$57.94	$53.13	$39.24	$32.13	$34.29
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.51)	(.40)	(.37)	(.08)	(.37)
Net gain (loss) on investments (realized and unrealized)	8.59	(8.87)	5.41	14.26	7.19	(1.79)
Total from investment operations	8.40	(9.38)	5.01	13.89	7.11	(2.16)
Less distributions from:
Net realized gains	—	(3.81)	(.20)	—	—	—
Total distributions	—	(3.81)	(.20)	—	—	—
Net asset value, end of period	$53.15	$44.75	$57.94	$53.13	$39.24	$32.13

Total Return[c]	18.77%	(16.63%)	9.48%	35.40%	22.13%	(6.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,231	$8,049	$18,596	$19,056	$44,955	$14,902
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(1.01%)	(0.76%)	(0.81%)	(0.25%)	(1.24%)
Total expenses[d]	1.71%	1.70%	1.70%	1.72%	1.71%	1.73%
Portfolio turnover rate	353%	971%	830%	472%	527%	177%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

RUSSELL 2000® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Microsemi Corp.	0.2%
Advanced Micro Devices, Inc.	0.2%
Gramercy Property Trust	0.2%
Curtiss-Wright Corp.	0.2%
IDACORP, Inc.	0.2%
Healthcare Realty Trust, Inc.	0.2%
Aspen Technology, Inc.	0.2%
Fair Isaac Corp.	0.2%
Cepheid	0.2%
Portland General Electric Co.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

COMMON STOCKS† - 75.8%

Financial - 19.6%
Gramercy Property Trust	6,387	$61,571
Healthcare Realty Trust, Inc.	1,726	58,788
Prosperity Bancshares, Inc.	1,012	55,549
PrivateBancorp, Inc. — Class A	1,187	54,507
Investors Bancorp, Inc.	4,498	54,021
Medical Properties Trust, Inc.	3,585	52,950
Webster Financial Corp.	1,387	52,720
Ellie Mae, Inc.*	496	52,229
Bank of the Ozarks, Inc.	1,341	51,494
New Residential Investment Corp.	3,674	50,738
Umpqua Holdings Corp.	3,341	50,282
First Industrial Realty Trust, Inc.	1,756	49,554
Education Realty Trust, Inc.	1,111	47,929
DuPont Fabros Technology, Inc.	1,128	46,530
Hudson Pacific Properties, Inc.	1,414	46,478
National Health Investors, Inc.	564	44,263
Radian Group, Inc.	3,255	44,106
Physicians Realty Trust	2,043	44,006
Chemical Financial Corp.	996	43,953
Acadia Realty Trust	1,208	43,778
Wintrust Financial Corp.	778	43,233
Sunstone Hotel Investors, Inc.	3,286	42,028
IBERIABANK Corp.	620	41,614
CNO Financial Group, Inc.	2,709	41,366
MGIC Investment Corp.*	5,159	41,273
UMB Financial Corp.	679	40,367
MB Financial, Inc.	1,058	40,246
RLI Corp.	575	39,306
FNB Corp.	3,177	39,077
RLJ Lodging Trust	1,844	38,779
LaSalle Hotel Properties	1,613	38,502
Texas Capital Bancshares, Inc.*	699	38,389
Urban Edge Properties	1,357	38,186
Home BancShares, Inc.	1,830	38,082
Hancock Holding Co.	1,170	37,943
Fulton Financial Corp.	2,600	37,752
Genworth Financial, Inc. — Class A*	7,608	37,737
Primerica, Inc.	711	37,704
CoreSite Realty Corp.	507	37,538
QTS Realty Trust, Inc. — Class A	708	37,418
United Bankshares, Inc.	993	37,406
Stifel Financial Corp.*	969	37,257
Mack-Cali Realty Corp.	1,349	36,720
Washington Federal, Inc.	1,374	36,658
Valley National Bancorp	3,744	36,429
Lexington Realty Trust	3,476	35,803
Retail Opportunity Investments Corp.	1,626	35,707
Pinnacle Financial Partners, Inc.	652	35,260
EastGroup Properties, Inc.	478	35,162
First Financial Bankshares, Inc.	964	35,128
Washington Prime Group, Inc.	2,809	34,775
Kite Realty Group Trust	1,250	34,650
Washington Real Estate Investment Trust	1,110	34,543
Cathay General Bancorp	1,122	34,535
Selective Insurance Group, Inc.	859	34,239
FirstCash, Inc.	719	33,850
PS Business Parks, Inc.	298	33,844
Hope Bancorp, Inc.	1,940	33,698
WageWorks, Inc.*	552	33,622
Sterling Bancorp	1,916	33,530
First Citizens BancShares, Inc. — Class A	114	33,503
Glacier Bancorp, Inc.	1,152	32,855
Cousins Properties, Inc.	3,141	32,792
Ryman Hospitality Properties, Inc.	657	31,641
Community Bank System, Inc.	651	31,320
Colony Capital, Inc. — Class A	1,701	31,010
CBL & Associates Properties, Inc.	2,551	30,969
LendingClub Corp.*	4,972	30,727
Janus Capital Group, Inc.	2,183	30,585
Evercore Partners, Inc. — Class A	591	30,442
BancorpSouth, Inc.	1,309	30,369
EverBank Financial Corp.	1,557	30,144
Essent Group Ltd.*	1,129	30,043
Great Western Bancorp, Inc.	892	29,721
LTC Properties, Inc.	570	29,634
BGC Partners, Inc. — Class A	3,291	28,796
Pebblebrook Hotel Trust	1,081	28,755
Columbia Banking System, Inc.	877	28,695
Enstar Group Ltd.*	172	28,290
Old National Bancorp	2,009	28,247
Colony Starwood Homes	982	28,183
Kennedy-Wilson Holdings, Inc.	1,247	28,120
Trustmark Corp.	1,019	28,084
DiamondRock Hospitality Co.	3,035	27,619
Capitol Federal Financial, Inc.	1,928	27,127
Monogram Residential Trust, Inc.	2,546	27,089
Alexander & Baldwin, Inc.	705	27,086
CVB Financial Corp.	1,529	26,926
South State Corp.	358	26,864
GEO Group, Inc.	1,122	26,681
Invesco Mortgage Capital, Inc.	1,702	25,921
Select Income REIT	958	25,770
American Assets Trust, Inc.	592	25,681
Hilltop Holdings, Inc.*	1,134	25,469
STAG Industrial, Inc.	1,039	25,466
Blackhawk Network Holdings, Inc.*	830	25,041
International Bancshares Corp.	827	24,628
Argo Group International Holdings Ltd.	436	24,599
Sabra Health Care REIT, Inc.	976	24,576
PRA Group, Inc.*	697	24,073
Financial Engines, Inc.	808	24,006
Government Properties Income Trust	1,060	23,977
Potlatch Corp.	615	23,917
Pennsylvania Real Estate Investment Trust	1,032	23,767
Xenia Hotels & Resorts, Inc.	1,564	23,742
Kemper Corp.	600	23,592
First Midwest Bancorp, Inc.	1,216	23,542
American Equity Investment Life Holding Co.	1,295	22,960
New York REIT, Inc.	2,498	22,857

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Northwest Bancshares, Inc.	1,452	$22,811
Eagle Bancorp, Inc.*	462	22,790
Rexford Industrial Realty, Inc.	991	22,684
Horace Mann Educators Corp.	613	22,466
Ramco-Gershenson Properties Trust	1,191	22,319
United Community Banks, Inc.	1,060	22,281
Simmons First National Corp. — Class A	443	22,106
Waddell & Reed Financial, Inc. — Class A	1,200	21,792
LegacyTexas Financial Group, Inc.	671	21,224
Independent Bank Corp.	391	21,149
NBT Bancorp, Inc.	641	21,070
Global Net Lease, Inc.	2,578	21,037
Renasant Corp.	618	20,783
Parkway Properties, Inc.	1,212	20,616
Chesapeake Lodging Trust	898	20,564
Astoria Financial Corp.	1,392	20,323
BofI Holding, Inc.*	906	20,294
TowneBank	844	20,281
First Financial Bancorp	926	20,224
WesBanco, Inc.	608	19,982
CYS Investments, Inc.	2,290	19,969
Franklin Street Properties Corp.	1,579	19,895
Banner Corp.	454	19,858
Yadkin Financial Corp.	754	19,823
Provident Financial Services, Inc.	923	19,595
Four Corners Property Trust, Inc.	913	19,474
Park National Corp.	201	19,296
Seritage Growth Properties	378	19,157
Westamerica Bancorporation	373	18,978
Kearny Financial Corp.	1,394	18,972
Terreno Realty Corp.	683	18,790
ServisFirst Bancshares, Inc.	348	18,065
Ameris Bancorp	515	17,999
WisdomTree Investments, Inc.	1,738	17,884
Apollo Commercial Real Estate Finance, Inc.	1,091	17,852
Union Bankshares Corp.	656	17,561
FCB Financial Holdings, Inc. — Class A*	453	17,409
Summit Hotel Properties, Inc.	1,308	17,213
Agree Realty Corp.	344	17,008
AMERISAFE, Inc.	287	16,870
Tompkins Financial Corp.	219	16,734
First Merchants Corp.	616	16,478
Navigators Group, Inc.	170	16,476
Redwood Trust, Inc.	1,153	16,326
National General Holdings Corp.	731	16,257
PennyMac Mortgage Investment Trust	1,030	16,047
Boston Private Financial Holdings, Inc.	1,237	15,871
WSFS Financial Corp.	433	15,800
Beneficial Bancorp, Inc.	1,061	15,607
MBIA, Inc.*	1,989	15,494
Stewart Information Services Corp.	346	15,380
HFF, Inc. — Class A	543	15,036
S&T Bancorp, Inc.	516	14,959
BNC Bancorp	614	14,932
Safety Insurance Group, Inc.	218	14,654
Employers Holdings, Inc.	485	14,468
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	615	14,373
Aircastle Ltd.	721	14,319
St. Joe Co.*	763	14,024
United Fire Group, Inc.	327	13,839
Capstead Mortgage Corp.	1,444	13,617
Monmouth Real Estate Investment Corp.	953	13,599
First Commonwealth Financial Corp.	1,339	13,511
Cohen & Steers, Inc.	316	13,509
Infinity Property & Casualty Corp.	163	13,469
Alexander’s, Inc.	32	13,428
New Senior Investment Group, Inc.	1,154	13,317
FelCor Lodging Trust, Inc.	2,061	13,252
Lakeland Financial Corp.	365	12,928
Berkshire Hills Bancorp, Inc.	465	12,885
Banc of California, Inc.	737	12,868
CareTrust REIT, Inc.	870	12,859
Brookline Bancorp, Inc.	1,046	12,751
ARMOUR Residential REIT, Inc.	556	12,532
Ambac Financial Group, Inc.*	681	12,524
Hanmi Financial Corp.	474	12,485
Universal Insurance Holdings, Inc.	495	12,474
CenterState Banks, Inc.	701	12,429
FNFV Group*	994	12,405
Cardinal Financial Corp.	475	12,393
Nelnet, Inc. — Class A	306	12,353
KCG Holdings, Inc. — Class A*	792	12,300
State Bank Financial Corp.	529	12,072
Third Point Reinsurance Ltd.*	998	11,976
Heartland Financial USA, Inc.	332	11,975
MTGE Investment Corp.	696	11,964
Southside Bancshares, Inc.	371	11,939
Universal Health Realty Income Trust	188	11,848
RE/MAX Holdings, Inc. — Class A	268	11,733
PHH Corp.*	800	11,560
Central Pacific Financial Corp.	458	11,537
Meridian Bancorp, Inc.	729	11,351
Maiden Holdings Ltd.	893	11,332
Hersha Hospitality Trust	626	11,281
Tier REIT, Inc.	721	11,132
National Storage Affiliates Trust	531	11,119
iStar, Inc.*	1,036	11,116
City Holding Co.	221	11,114
InfraREIT, Inc.	603	10,938
Chatham Lodging Trust	568	10,934
Investors Real Estate Trust	1,831	10,895
Sandy Spring Bancorp, Inc.	356	10,886
Pacific Premier Bancorp, Inc.*	411	10,875
Stock Yards Bancorp, Inc.	321	10,580
Piper Jaffray Cos.*	219	10,578
First Busey Corp.	468	10,577
Walker & Dunlop, Inc.*	416	10,508
United Financial Bancorp, Inc.	757	10,477
Northfield Bancorp, Inc.	637	10,256
New York Mortgage Trust, Inc. REIT	1,663	10,011

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Flushing Financial Corp.	420	$9,962
Greenhill & Company, Inc.	420	9,899
NorthStar Realty Europe Corp.	901	9,866
Urstadt Biddle Properties, Inc. — Class A	443	9,843
TrustCo Bank Corp. NY	1,380	9,784
Saul Centers, Inc.	145	9,657
Capital Bank Financial Corp. — Class A	300	9,633
FBL Financial Group, Inc. — Class A	149	9,532
Getty Realty Corp.	396	9,476
Cass Information Systems, Inc.	166	9,404
First Interstate BancSystem, Inc. — Class A	298	9,390
First BanCorp*	1,798	9,350
Customers Bancorp, Inc.*	368	9,259
Oritani Financial Corp.	584	9,180
Opus Bank	259	9,161
Greenlight Capital Re Ltd. — Class A*	444	9,075
Enterprise Financial Services Corp.	290	9,063
Washington Trust Bancorp, Inc.	225	9,050
Cedar Realty Trust, Inc.	1,247	8,978
HomeStreet, Inc.*	357	8,946
International. FCStone, Inc.*	228	8,858
Silver Bay Realty Trust Corp.	503	8,818
Flagstar Bancorp, Inc.*	316	8,769
Univest Corporation of Pennsylvania	375	8,760
MainSource Financial Group, Inc.	349	8,708
Virtus Investment Partners, Inc.	88	8,612
Altisource Residential Corp.	790	8,611
Easterly Government Properties, Inc.	451	8,605
BancFirst Corp.	118	8,556
Investment Technology Group, Inc.	498	8,536
Community Trust Bancorp, Inc.	230	8,535
Diamond Hill Investment Group, Inc.	46	8,500
National Bank Holdings Corp. — Class A	363	8,483
1st Source Corp.	237	8,460
OM Asset Management plc	607	8,443
German American Bancorp, Inc.	215	8,370
Lakeland Bancorp, Inc.	587	8,241
TriCo Bancshares	306	8,192
Encore Capital Group, Inc.*	360	8,093
Bryn Mawr Bank Corp.	252	8,061
First Potomac Realty Trust	876	8,015
Heritage Financial Corp.	446	8,006
Dime Community Bancshares, Inc.	473	7,927
James River Group Holdings Ltd.	216	7,819
ConnectOne Bancorp, Inc.	430	7,766
Ladder Capital Corp. — Class A	579	7,666
Moelis & Co. — Class A	281	7,556
Meta Financial Group, Inc.	124	7,516
CoBiz Financial, Inc.	562	7,480
Independent Bank Group, Inc.	168	7,421
Camden National Corp.	154	7,352
PJT Partners, Inc. — Class A	268	7,308
Nationstar Mortgage Holdings, Inc.*	489	7,242
Bridge Bancorp, Inc.	253	7,233
Seacoast Banking Corporation of Florida*	448	7,208
WMIH Corp.*	3,069	7,181
First of Long Island Corp.	215	7,127
Anworth Mortgage Asset Corp.	1,447	7,119
National Western Life Group, Inc. — Class A	34	6,983
Ashford Hospitality Trust, Inc.	1,181	6,956
CatchMark Timber Trust, Inc. — Class A	587	6,862
Armada Hoffler Properties, Inc.	503	6,740
AG Mortgage Investment Trust, Inc.	425	6,694
OFG Bancorp	654	6,612
Great Southern Bancorp, Inc.	162	6,593
Preferred Bank/Los Angeles CA	184	6,578
Citizens, Inc.*	702	6,571
Waterstone Financial, Inc.	385	6,541
Western Asset Mortgage Capital Corp. REIT	619	6,450
Mercantile Bank Corp.	240	6,444
Westwood Holdings Group, Inc.	121	6,426
Park Sterling Corp.	779	6,325
Gladstone Commercial Corp.	338	6,297
First Financial Corp.	151	6,143
Forestar Group, Inc.*	517	6,054
Suffolk Bancorp	173	6,015
Peoples Bancorp, Inc.	243	5,975
OceanFirst Financial Corp.	310	5,971
First Defiance Financial Corp.	133	5,937
First Bancorp	298	5,897
Resource Capital Corp.	458	5,867
First Community Bancshares, Inc.	236	5,853
Stonegate Bank	173	5,839
Horizon Bancorp	198	5,817
Heritage Insurance Holdings, Inc.	402	5,793
Fidelity Southern Corp.	314	5,774
Marcus & Millichap, Inc.*	220	5,753
QCR Holdings, Inc.	180	5,713
Virtu Financial, Inc. — Class A	381	5,704
Financial Institutions, Inc.	210	5,693
NMI Holdings, Inc. — Class A*	746	5,685
Altisource Portfolio Solutions S.A.*	175	5,670
Arrow Financial Corp.	171	5,628
CU Bancorp*	246	5,611
Cowen Group, Inc. — Class A*	1,544	5,605
Blue Hills Bancorp, Inc.	373	5,602
Ocwen Financial Corp.*	1,521	5,582
State Auto Financial Corp.	234	5,572
Whitestone REIT — Class B	396	5,496
Independence Realty Trust, Inc.	610	5,490
TriState Capital Holdings, Inc.*	332	5,362
NexPoint Residential Trust, Inc.	272	5,348
Peapack Gladstone Financial Corp.	238	5,334
Franklin Financial Network, Inc.*	142	5,311
CorEnergy Infrastructure Trust, Inc.	181	5,309
Southwest Bancorp, Inc.	273	5,184
Independent Bank Corp.	308	5,184
Farmer Mac — Class C	130	5,135
State National Companies, Inc.	461	5,126
Ares Commercial Real Estate Corp.	406	5,116
Clifton Bancorp, Inc.	331	5,061

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Arlington Asset Investment Corp. — Class A	341	$5,043
Dynex Capital, Inc.	679	5,038
United Community Financial Corp.	703	4,998
Ashford Hospitality Prime, Inc.	350	4,935
First Foundation, Inc.*	200	4,934
Acacia Research Corp.	754	4,916
Pacific Continental Corp.	289	4,861
One Liberty Properties, Inc.	200	4,832
Bank Mutual Corp.	617	4,739
West Bancorporation, Inc.	240	4,704
RAIT Financial Trust	1,387	4,688
Triumph Bancorp, Inc.*	234	4,643
Preferred Apartment Communities, Inc. — Class A	343	4,634
HomeTrust Bancshares, Inc.*	250	4,625
Houlihan Lokey, Inc.	184	4,609
Republic Bancorp, Inc. — Class A	146	4,538
Allegiance Bancshares, Inc.*	166	4,482
Bank of Marin Bancorp	90	4,476
World Acceptance Corp.*	91	4,463
CNB Financial Corp.	209	4,422
United Insurance Holdings Corp.	260	4,415
UMH Properties, Inc.	369	4,398
Nicolet Bankshares, Inc.*	114	4,372
OneBeacon Insurance Group Ltd. — Class A	302	4,313
Heritage Commerce Corp.	394	4,310
Live Oak Bancshares, Inc.	296	4,268
Peoples Financial Services Corp.	104	4,239
Community Healthcare Trust, Inc.	191	4,187
Fidelity & Guaranty Life	180	4,174
City Office REIT, Inc.	326	4,150
On Deck Capital, Inc.*	725	4,133
Farmers National Banc Corp.	376	4,053
Guaranty Bancorp	227	4,052
People’s Utah Bancorp	196	3,989
RMR Group, Inc. — Class A	105	3,984
HCI Group, Inc.	131	3,977
Safeguard Scientifics, Inc.*	304	3,940
Atlantic Capital Bancshares, Inc.*	262	3,925
Citizens & Northern Corp.	177	3,889
Enova International, Inc.*	401	3,882
Enterprise Bancorp, Inc.	138	3,864
MidWestOne Financial Group, Inc.	125	3,796
National Bankshares, Inc.	103	3,788
Global Indemnity plc — Class A*	127	3,772
First Connecticut Bancorp, Inc.	211	3,754
Sun Bancorp, Inc.	162	3,736
Bluerock Residential Growth REIT, Inc.	284	3,692
First Bancorp, Inc.	154	3,691
Trupanion, Inc.*	218	3,684
National Interstate Corp.	113	3,676
Old Second Bancorp, Inc.	435	3,615
NewStar Financial, Inc.*	371	3,602
Ames National Corp.	130	3,596
Federated National Holding Co.	190	3,551
Ladenburg Thalmann Financial Services, Inc.*	1,528	3,530
PennyMac Financial Services, Inc. — Class A*	206	3,504
Baldwin & Lyons, Inc. — Class B	136	3,486
GAIN Capital Holdings, Inc.	564	3,486
American National Bankshares, Inc.	124	3,466
Regional Management Corp.*	160	3,464
National Commerce Corp.*	128	3,464
Carolina Financial Corp.	155	3,463
Green Bancorp, Inc.*	313	3,421
Bancorp, Inc.*	530	3,403
EMC Insurance Group, Inc.	126	3,393
Bar Harbor Bankshares	90	3,305
Sierra Bancorp	176	3,302
Farmers Capital Bank Corp.	111	3,290
Territorial Bancorp, Inc.	114	3,267
Orchid Island Capital, Inc.	308	3,209
Macatawa Bank Corp.	400	3,196
Consolidated-Tomoka Land Co.	62	3,174
Penns Woods Bancorp, Inc.	70	3,112
Great Ajax Corp.	225	3,071
eHealth, Inc.*	273	3,061
WashingtonFirst Bankshares, Inc.	122	3,002
Heritage Oaks Bancorp	363	2,977
FRP Holdings, Inc.*	95	2,952
Access National Corp.	123	2,940
BankFinancial Corp.	230	2,921
First Mid-Illinois Bancshares, Inc.	106	2,890
Cascade Bancorp*	475	2,879
First Business Financial Services, Inc.	122	2,867
Trinity Place Holdings, Inc.*	293	2,866
BSB Bancorp, Inc.*	122	2,858
Merchants Bancshares, Inc.	87	2,818
Hingham Institution for Savings	20	2,770
Charter Financial Corp.	206	2,653
Owens Realty Mortgage, Inc.	152	2,633
CommunityOne Bancorp*	190	2,630
Northrim BanCorp, Inc.	102	2,627
Codorus Valley Bancorp, Inc.	117	2,560
Atlas Financial Holdings, Inc.*	161	2,539
Old Line Bancshares, Inc.	127	2,506
Bear State Financial, Inc.	271	2,490
Capital City Bank Group, Inc.	166	2,452
Home Bancorp, Inc.	87	2,436
MBT Financial Corp.	269	2,434
Real Industry, Inc.*	396	2,424
LCNB Corp.	133	2,423
Marlin Business Services Corp.	125	2,423
Summit Financial Group, Inc.	126	2,414
Associated Capital Group, Inc. — Class A	68	2,411
ACNB Corp.	90	2,392
MutualFirst Financial, Inc.	82	2,274
Stratus Properties, Inc.*	93	2,269
First Northwest Bancorp*	168	2,266

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Shore Bancshares, Inc.	190	$2,238
First NBC Bank Holding Co.*	237	2,237
SI Financial Group, Inc.	168	2,218
Orrstown Financial Services, Inc.	112	2,212
Premier Financial Bancorp, Inc.	129	2,211
Southern National Bancorp of Virginia, Inc.	169	2,205
Southern Missouri Bancorp, Inc.	88	2,191
Investors Title Co.	22	2,189
Veritex Holdings, Inc.*	125	2,174
Hallmark Financial Services, Inc.*	211	2,171
Oppenheimer Holdings, Inc. — Class A	150	2,144
Lake Sunapee Bank Group	118	2,132
C&F Financial Corp.	49	2,111
Central Valley Community Bancorp	132	2,094
Republic First Bancorp, Inc.*	509	2,092
Tiptree Financial, Inc. — Class A	346	2,055
Crawford & Co. — Class B	181	2,054
Century Bancorp, Inc. — Class A	45	2,039
Bankwell Financial Group, Inc.	86	2,037
Donegal Group, Inc. — Class A	126	2,030
Union Bankshares, Inc.	59	2,010
Middleburg Financial Corp.	71	2,008
Equity Bancshares, Inc. — Class A*	76	1,971
Farmland Partners, Inc.	176	1,971
First Community Financial Partners, Inc.*	206	1,961
Provident Financial Holdings, Inc.	100	1,956
First Financial Northwest, Inc.	137	1,941
Southern First Bancshares, Inc.*	70	1,931
GAMCO Investors, Inc. — Class A	66	1,879
Westfield Financial, Inc.	241	1,844
Independence Holding Co.	107	1,838
First Internet Bancorp	79	1,824
Calamos Asset Management, Inc. — Class A	255	1,739
Pacific Mercantile Bancorp*	232	1,710
Pzena Investment Management, Inc. — Class A	221	1,702
ESSA Bancorp, Inc.	123	1,701
Blue Capital Reinsurance Holdings Ltd.	89	1,630
Xenith Bankshares, Inc.*	697	1,610
Manning & Napier, Inc. — Class A	226	1,602
Impac Mortgage Holdings, Inc.*	119	1,570
Hennessy Advisors, Inc.	43	1,525
County Bancorp, Inc.	72	1,441
Midland States Bancorp, Inc.	55	1,394
Chemung Financial Corp.	47	1,363
Silvercrest Asset Management Group, Inc. — Class A	106	1,258
FBR & Co.	88	1,165
Walter Investment Management Corp.*	282	1,145
Provident Bancorp, Inc.*	67	1,045
BBX Capital Corp. — Class A*	46	949
Greene County Bancorp, Inc.	46	767
Medley Management, Inc. — Class A	86	723
California First National Bancorp	35	489
Fifth Street Asset Management, Inc.	77	424
Griffin Industrial Realty, Inc.	11	349
United Development Funding IV†††	200	—
Total Financial		6,825,014

Consumer, Non-cyclical - 15.5%
Cepheid*	1,099	57,905
PAREXEL International Corp.*	793	55,074
HealthSouth Corp.	1,341	54,403
NuVasive, Inc.*	748	49,862
Deluxe Corp.	739	49,380
B&G Foods, Inc.	993	48,835
Bright Horizons Family Solutions, Inc.*	664	44,415
Horizon Pharma plc*	2,438	44,201
Exelixis, Inc.*	3,436	43,946
Cantel Medical Corp.	542	42,265
Healthcare Services Group, Inc.	1,064	42,114
Snyder’s-Lance, Inc.	1,217	40,866
TESARO, Inc.*	405	40,597
Sarepta Therapeutics, Inc.*	646	39,671
Catalent, Inc.*	1,506	38,914
Prestige Brands Holdings, Inc.*	804	38,809
Ultragenyx Pharmaceutical, Inc.*	545	38,662
Cimpress N.V.*	380	38,448
Medicines Co.*	1,017	38,381
Wright Medical Group N.V.*	1,559	38,242
Molina Healthcare, Inc.*	654	38,142
Bluebird Bio, Inc.*	560	37,957
Nevro Corp.*	363	37,894
Integra LifeSciences Holdings Corp.*	457	37,725
Avon Products, Inc.*	6,658	37,684
Lancaster Colony Corp.	284	37,514
Masimo Corp.*	618	36,765
ARIAD Pharmaceuticals, Inc.*	2,674	36,607
Helen of Troy Ltd.*	424	36,536
Insulet Corp.*	871	35,659
Chemed Corp.	245	34,562
Nektar Therapeutics*	1,957	33,620
Darling Ingredients, Inc.*	2,482	33,533
ABM Industries, Inc.	842	33,427
Team Health Holdings, Inc.*	1,025	33,374
Kite Pharma, Inc.*	593	33,125
Owens & Minor, Inc.	943	32,751
Prothena Corporation plc*	525	31,484
Ironwood Pharmaceuticals, Inc. — Class A*	1,956	31,061
Neogen Corp.*	551	30,822
Cardtronics plc — Class A*	682	30,417
Vector Group Ltd.	1,404	30,217
United Natural Foods, Inc.*	749	29,990
Exact Sciences Corp.*	1,598	29,675
Matthews International Corp. — Class A	484	29,408
Ligand Pharmaceuticals, Inc. — Class B*	288	29,393
Fresh Del Monte Produce, Inc.	489	29,291
Penumbra, Inc.*	385	29,256
Sanderson Farms, Inc.	303	29,188
Monro Muffler Brake, Inc.	475	29,056
Sotheby’s	744	28,287

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

HMS Holdings Corp.*	1,274	$28,245
ICU Medical, Inc.*	222	28,056
Haemonetics Corp.*	773	27,990
FTI Consulting, Inc.*	628	27,983
Incorporated Research Holdings, Inc. — Class A*	626	27,907
On Assignment, Inc.*	768	27,871
Advisory Board Co.*	620	27,739
Grand Canyon Education, Inc.*	680	27,465
J&J Snack Foods Corp.	227	27,040
CEB, Inc.	486	26,472
Travelport Worldwide Ltd.	1,747	26,257
Impax Laboratories, Inc.*	1,107	26,236
Radius Health, Inc.*	477	25,801
Brink’s Co.	681	25,251
Aaron’s, Inc.	993	25,242
Puma Biotechnology, Inc.*	373	25,010
HealthEquity, Inc.*	653	24,716
Halyard Health, Inc.*	708	24,539
NxStage Medical, Inc.*	962	24,040
WD-40 Co.	213	23,947
Globus Medical, Inc. — Class A*	1,059	23,902
Alder Biopharmaceuticals, Inc.*	708	23,201
Depomed, Inc.*	922	23,041
AMN Healthcare Services, Inc.*	715	22,787
Dean Foods Co.	1,385	22,714
DeVry Education Group, Inc.	945	21,792
Select Medical Holdings Corp.*	1,613	21,776
LifeLock, Inc.*	1,277	21,607
Cambrex Corp.*	482	21,430
Five Prime Therapeutics, Inc.*	408	21,416
Ophthotech Corp.*	461	21,266
Zeltiq Aesthetics, Inc.*	536	21,022
Myriad Genetics, Inc.*	1,020	20,992
PRA Health Sciences, Inc.*	366	20,683
Boston Beer Company, Inc. — Class A*	133	20,649
Magellan Health, Inc.*	376	20,202
Amedisys, Inc.*	423	20,067
SUPERVALU, Inc.*	4,019	20,054
Halozyme Therapeutics, Inc.*	1,648	19,908
Theravance Biopharma, Inc.*	549	19,896
Surgical Care Affiliates, Inc.*	406	19,797
Universal Corp.	336	19,562
Huron Consulting Group, Inc.*	327	19,542
Diplomat Pharmacy, Inc.*	692	19,383
Natus Medical, Inc.*	492	19,331
Community Health Systems, Inc.*	1,668	19,249
Pacira Pharmaceuticals, Inc.*	551	18,855
Sage Therapeutics, Inc.*	399	18,374
Cynosure, Inc. — Class A*	359	18,287
Korn/Ferry International	866	18,186
Cal-Maine Foods, Inc.	468	18,037
Supernus Pharmaceuticals, Inc.*	709	17,534
Spark Therapeutics, Inc.*	289	17,357
Clovis Oncology, Inc.*	481	17,340
Insperity, Inc.	237	17,216
Abaxis, Inc.	332	17,138
Air Methods Corp.*	538	16,942
Portola Pharmaceuticals, Inc.*	744	16,896
CONMED Corp.	417	16,705
Analogic Corp.	188	16,657
FibroGen, Inc.*	791	16,374
Cempra, Inc.*	675	16,335
Spectranetics Corp.*	646	16,208
SpartanNash Co.	559	16,166
EVERTEC, Inc.	960	16,109
Amicus Therapeutics, Inc.*	2,152	15,925
Merit Medical Systems, Inc.*	651	15,813
Endologix, Inc.*	1,225	15,680
ACCO Brands Corp.*	1,607	15,491
Emergent BioSolutions, Inc.*	491	15,481
TherapeuticsMD, Inc.*	2,268	15,445
Repligen Corp.*	511	15,427
Calavo Growers, Inc.	234	15,311
Synergy Pharmaceuticals, Inc.*	2,742	15,108
Acceleron Pharma, Inc.*	414	14,983
Green Dot Corp. — Class A*	645	14,874
Inogen, Inc.*	247	14,795
Array BioPharma, Inc.*	2,182	14,729
Andersons, Inc.	406	14,689
Navigant Consulting, Inc.*	718	14,518
Ensign Group, Inc.	721	14,514
Paylocity Holding Corp.*	326	14,494
TrueBlue, Inc.*	637	14,434
MacroGenics, Inc.*	482	14,417
Achillion Pharmaceuticals, Inc.*	1,771	14,345
Team, Inc.*	437	14,294
Performance Food Group Co.*	566	14,037
TriNet Group, Inc.*	637	13,778
Seaboard Corp.*	4	13,760
Aerie Pharmaceuticals, Inc.*	364	13,737
Luminex Corp.*	601	13,655
Insmed, Inc.*	935	13,576
Acorda Therapeutics, Inc.*	650	13,572
Innoviva, Inc.*	1,221	13,419
MiMedx Group, Inc.*	1,545	13,256
NutriSystem, Inc.	440	13,064
Kindred Healthcare, Inc.	1,273	13,010
AMAG Pharmaceuticals, Inc.*	527	12,917
Healthways, Inc.*	482	12,754
Dermira, Inc.*	372	12,581
Central Garden & Pet Co. — Class A*	506	12,549
PharMerica Corp.*	447	12,547
Vascular Solutions, Inc.*	255	12,299
Retrophin, Inc.*	548	12,264
Meridian Bioscience, Inc.	631	12,172
ICF International, Inc.*	273	12,099
Coherus Biosciences, Inc.*	446	11,944
Xencor, Inc.*	486	11,902
Merrimack Pharmaceuticals, Inc.*	1,845	11,716
Quad/Graphics, Inc.	438	11,703
Raptor Pharmaceutical Corp.*	1,292	11,589

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Lexicon Pharmaceuticals, Inc.*	639	$11,547
Momenta Pharmaceuticals, Inc.*	982	11,480
US Physical Therapy, Inc.	183	11,474
Cardiovascular Systems, Inc.*	482	11,443
Orthofix International N.V.*	265	11,334
McGrath RentCorp	355	11,257
Viad Corp.	304	11,208
National Healthcare Corp.	169	11,152
Lannett Company, Inc.*	419	11,133
USANA Health Sciences, Inc.*	79	10,930
Pacific Biosciences of California, Inc.*	1,214	10,877
Coca-Cola Bottling Company Consolidated	71	10,520
ZIOPHARM Oncology, Inc.*	1,837	10,342
Apollo Education Group, Inc. — Class A*	1,291	10,263
Amphastar Pharmaceuticals, Inc.*	538	10,206
Anika Therapeutics, Inc.*	213	10,192
Capella Education Co.	171	9,925
Rent-A-Center, Inc.	784	9,910
Tootsie Roll Industries, Inc.	260	9,576
Glaukos Corp.*	253	9,548
Providence Service Corp.*	196	9,531
Cerus Corp.*	1,531	9,508
Accelerate Diagnostics, Inc.*	348	9,486
Eagle Pharmaceuticals, Inc.*	134	9,380
Inovio Pharmaceuticals, Inc.*	1,002	9,339
LendingTree, Inc.*	96	9,303
Vanda Pharmaceuticals, Inc.*	554	9,219
Blueprint Medicines Corp.*	303	8,999
Adeptus Health, Inc. — Class A*	209	8,997
Quidel Corp.*	406	8,969
Atrion Corp.	21	8,959
Kelly Services, Inc. — Class A	444	8,534
Inter Parfums, Inc.	264	8,519
Novavax, Inc.*	4,080	8,486
CryoLife, Inc.	477	8,381
LHC Group, Inc.*	227	8,372
PDL BioPharma, Inc.	2,497	8,365
Ingles Markets, Inc. — Class A	211	8,343
CBIZ, Inc.*	745	8,337
Vitae Pharmaceuticals, Inc.*	398	8,326
Heron Therapeutics, Inc.*	481	8,288
Genomic Health, Inc.*	282	8,155
Resources Connection, Inc.	539	8,053
RPX Corp.*	750	8,018
ANI Pharmaceuticals, Inc.*	120	7,962
Agenus, Inc.*	1,104	7,927
Intra-Cellular Therapies, Inc.*	519	7,910
National Beverage Corp.*	177	7,797
SciClone Pharmaceuticals, Inc.*	757	7,759
Omega Protein Corp.*	331	7,735
Triple-S Management Corp. — Class B*	352	7,719
MGP Ingredients, Inc.	190	7,699
Phibro Animal Health Corp. — Class A	283	7,692
Weis Markets, Inc.	145	7,685
Accuray, Inc.*	1,204	7,669
Kforce, Inc.	371	7,602
BioTelemetry, Inc.*	408	7,577
AtriCure, Inc.*	475	7,515
Atara Biotherapeutics, Inc.*	351	7,508
Strayer Education, Inc.*	159	7,422
Corcept Therapeutics, Inc.*	1,129	7,339
K12, Inc.*	511	7,333
GenMark Diagnostics, Inc.*	607	7,163
Amplify Snack Brands, Inc.*	442	7,160
AngioDynamics, Inc.*	408	7,156
Capital Senior Living Corp.*	425	7,140
PTC Therapeutics, Inc.*	503	7,047
K2M Group Holdings, Inc.*	389	6,916
Career Education Corp.*	1,010	6,858
Omeros Corp.*	612	6,830
Arrowhead Pharmaceuticals, Inc.*	914	6,718
SP Plus Corp.*	261	6,674
Aduro Biotech, Inc.*	536	6,662
Progenics Pharmaceuticals, Inc.*	1,052	6,659
John B Sanfilippo & Son, Inc.	129	6,622
Lion Biotechnologies, Inc.*	803	6,609
Otonomy, Inc.*	363	6,603
Flexion Therapeutics, Inc.*	337	6,585
NeoGenomics, Inc.*	801	6,584
Novocure Ltd.*	765	6,533
OraSure Technologies, Inc.*	819	6,527
Ennis, Inc.	387	6,521
Revlon, Inc. — Class A*	177	6,510
Albany Molecular Research, Inc.*	393	6,488
Arena Pharmaceuticals, Inc.*	3,705	6,484
Landauer, Inc.	144	6,405
Cotiviti Holdings, Inc.*	191	6,403
Keryx Biopharmaceuticals, Inc.*	1,193	6,335
Bellicum Pharmaceuticals, Inc.*	317	6,308
Enanta Pharmaceuticals, Inc.*	236	6,280
Dynavax Technologies Corp.*	588	6,168
Intersect ENT, Inc.*	386	6,114
Epizyme, Inc.*	609	5,993
Medifast, Inc.	158	5,971
Aimmune Therapeutics, Inc.*	397	5,955
Surmodics, Inc.*	196	5,898
Forrester Research, Inc.	150	5,836
Celldex Therapeutics, Inc.*	1,444	5,834
Advaxis, Inc.*	542	5,794
Global Blood Therapeutics, Inc.*	250	5,763
CorVel Corp.*	150	5,760
Teladoc, Inc.*	314	5,749
Cross Country Healthcare, Inc.*	485	5,713
Surgery Partners, Inc.*	281	5,687
STAAR Surgical Co.*	605	5,687
Hackett Group, Inc.	339	5,600
Spectrum Pharmaceuticals, Inc.*	1,171	5,469
Ardelyx, Inc.*	417	5,396
ConforMIS, Inc.*	541	5,367
Invacare Corp.	479	5,350
Tobira Therapeutics, Inc.*	134	5,325
Universal American Corp.	694	5,309

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Barrett Business Services, Inc.	107	$5,308
Carriage Services, Inc. — Class A	224	5,298
Loxo Oncology, Inc.*	202	5,288
Axovant Sciences Ltd.*	370	5,180
Rigel Pharmaceuticals, Inc.*	1,407	5,164
Geron Corp.*	2,281	5,155
Heidrick & Struggles International, Inc.	277	5,138
Tejon Ranch Co.*	211	5,132
Versartis, Inc.*	413	5,059
Revance Therapeutics, Inc.*	309	5,009
Heska Corp.*	92	5,008
La Jolla Pharmaceutical Co.*	210	4,996
Organovo Holdings, Inc.*	1,301	4,931
Akebia Therapeutics, Inc.*	543	4,914
NewLink Genetics Corp.*	327	4,912
BioCryst Pharmaceuticals, Inc.*	1,110	4,895
Sangamo BioSciences, Inc.*	1,049	4,857
Rockwell Medical, Inc.*	724	4,851
CytomX Therapeutics, Inc.*	309	4,845
Monster Worldwide, Inc.*	1,324	4,780
Teligent, Inc.*	626	4,758
Foundation Medicine, Inc.*	203	4,740
Aratana Therapeutics, Inc.*	504	4,717
Cytokinetics, Inc.*	512	4,700
American Public Education, Inc.*	234	4,636
Trevena, Inc.*	676	4,563
Almost Family, Inc.*	123	4,523
Alarm.com Holdings, Inc.*	156	4,502
ServiceSource International, Inc.*	922	4,499
NanoString Technologies, Inc.*	224	4,476
Smart & Final Stores, Inc.*	350	4,470
Curis, Inc.*	1,686	4,400
Natera, Inc.*	394	4,377
Sucampo Pharmaceuticals, Inc. — Class A*	354	4,358
Farmer Brothers Co.*	122	4,337
Weight Watchers International, Inc.*	420	4,334
TG Therapeutics, Inc.*	557	4,311
REGENXBIO, Inc.*	306	4,287
Immunomedics, Inc.*	1,319	4,287
Zogenix, Inc.*	375	4,286
Exactech, Inc.*	158	4,271
Oxford Immunotec Global plc*	336	4,220
Insys Therapeutics, Inc.*	355	4,185
Civitas Solutions, Inc.*	228	4,163
RadNet, Inc.*	562	4,159
Adamas Pharmaceuticals, Inc.*	252	4,135
BioTime, Inc.*	1,051	4,099
Minerva Neurosciences, Inc.*	287	4,050
LeMaitre Vascular, Inc.	204	4,047
Central Garden & Pet Co.*	153	3,978
Collegium Pharmaceutical, Inc.*	205	3,948
Nutraceutical International Corp.*	125	3,905
Primo Water Corp.*	319	3,869
BioSpecifics Technologies Corp.*	81	3,699
Aclaris Therapeutics, Inc.*	144	3,688
OncoMed Pharmaceuticals, Inc.*	321	3,669
BioScrip, Inc.*	1,261	3,644
WaVe Life Sciences Ltd.*	112	3,637
Craft Brew Alliance, Inc.*	191	3,597
Chimerix, Inc.*	646	3,579
Ascent Capital Group, Inc. — Class A*	154	3,568
XBiotech, Inc.*	264	3,553
Village Super Market, Inc. — Class A	111	3,553
Karyopharm Therapeutics, Inc.*	357	3,474
Idera Pharmaceuticals, Inc.*	1,345	3,443
Paratek Pharmaceuticals, Inc.*	263	3,422
ImmunoGen, Inc.*	1,273	3,412
OvaScience, Inc.*	475	3,401
MediciNova, Inc.*	449	3,363
Limoneira Co.	177	3,345
Seres Therapeutics, Inc.*	270	3,318
InVivo Therapeutics Holdings Corp.*	487	3,312
CSS Industries, Inc.	129	3,300
AxoGen, Inc.*	365	3,296
TerraVia Holdings, Inc.*	1,187	3,264
Chefs’ Warehouse, Inc.*	293	3,264
CRA International, Inc.*	121	3,217
MoneyGram International, Inc.*	448	3,181
Natural Health Trends Corp.	112	3,165
Great Lakes Dredge & Dock Corp.*	892	3,122
Enzo Biochem, Inc.*	600	3,054
Utah Medical Products, Inc.	51	3,050
MannKind Corp.*	4,901	3,039
Invitae Corp.*	344	3,013
Esperion Therapeutics, Inc.*	216	2,992
Avexis, Inc.*	72	2,967
Sorrento Therapeutics, Inc.*	381	2,949
Addus HomeCare Corp.*	112	2,930
Quorum Health Corp.*	449	2,815
Nobilis Health Corp.*	838	2,807
Ignyta, Inc.*	446	2,805
Seneca Foods Corp. — Class A*	99	2,796
MyoKardia, Inc.*	170	2,778
Stemline Therapeutics, Inc.*	255	2,762
Franklin Covey Co.*	154	2,743
RTI Surgical, Inc.*	868	2,717
Inventure Foods, Inc.*	287	2,698
Cellular Biomedicine Group, Inc.*	184	2,668
Cara Therapeutics, Inc.*	318	2,655
Durect Corp.*	1,907	2,651
AAC Holdings, Inc.*	150	2,609
Edge Therapeutics, Inc.*	246	2,561
Egalet Corp.*	335	2,549
Concert Pharmaceuticals, Inc.*	249	2,517
Entellus Medical, Inc.*	113	2,506
Inotek Pharmaceuticals Corp.*	264	2,503
Pfenex, Inc.*	275	2,461
Vectrus, Inc.*	161	2,452
Athersys, Inc.*	1,150	2,450
American Renal Associates Holdings, Inc.*	132	2,412
Alliance One International, Inc.*	126	2,409

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

ARC Document Solutions, Inc.*	621	$2,323
Medgenics, Inc.*	411	2,289
Reata Pharmaceuticals, Inc. — Class A*	86	2,267
PharmAthene, Inc.*	766	2,221
Vital Therapies, Inc.*	358	2,191
Tandem Diabetes Care, Inc.*	281	2,152
Voyager Therapeutics, Inc.*	177	2,126
Care.com, Inc.*	212	2,112
Cutera, Inc.*	177	2,110
Tetraphase Pharmaceuticals, Inc.*	550	2,107
ChemoCentryx, Inc.*	348	2,102
Collectors Universe, Inc.	113	2,094
Textainer Group Holdings Ltd.	279	2,090
AcelRx Pharmaceuticals, Inc.*	535	2,081
National Research Corp. — Class A	127	2,069
Nature’s Sunshine Products, Inc.	129	2,064
PFSweb, Inc.*	222	1,982
Lifevantage Corp.*	208	1,968
Synthetic Biologics, Inc.*	1,143	1,966
NantKwest, Inc.*	252	1,961
CAI International, Inc.*	237	1,960
Regulus Therapeutics, Inc.*	587	1,937
CPI Card Group, Inc.	317	1,915
Trovagene, Inc.*	426	1,913
Flex Pharma, Inc.*	161	1,897
Applied Genetic Technologies Corp.*	192	1,878
Information Services Group, Inc.*	470	1,875
Anthera Pharmaceuticals, Inc.*	595	1,874
Bio-Path Holdings, Inc.*	1,337	1,872
B. Riley Financial, Inc.	140	1,870
Ocular Therapeutix, Inc.*	271	1,862
Bridgepoint Education, Inc.*	270	1,855
Cidara Therapeutics, Inc.*	162	1,855
Intellia Therapeutics, Inc.*	106	1,804
Endocyte, Inc.*	575	1,777
TransEnterix, Inc.*	1,051	1,776
Titan Pharmaceuticals, Inc.*	284	1,670
Iridex Corp.*	114	1,652
Senseonics Holdings, Inc.*	421	1,642
Veracyte, Inc.*	212	1,613
T2 Biosystems, Inc.*	221	1,600
Natural Grocers by Vitamin Cottage, Inc.*	138	1,540
Fortress Biotech, Inc.*	515	1,530
Genesis Healthcare, Inc.*	566	1,511
Osiris Therapeutics, Inc.	301	1,493
Proteostasis Therapeutics, Inc.*	95	1,481
Dimension Therapeutics, Inc.*	185	1,478
Patriot National, Inc.*	164	1,478
Anavex Life Sciences Corp.*	401	1,456
Asterias Biotherapeutics, Inc.*	343	1,454
Adverum Biotechnologies, Inc.*	348	1,430
Agile Therapeutics, Inc.*	201	1,403
Editas Medicine, Inc.*	104	1,402
Neos Therapeutics, Inc.*	208	1,369
Neff Corp. — Class A*	144	1,368
Synutra International, Inc.*	319	1,359
Axsome Therapeutics, Inc.*	168	1,324
Liberty Tax, Inc.	103	1,316
GlycoMimetics, Inc.*	181	1,294
ChromaDex Corp.*	433	1,290
Alico, Inc.	48	1,289
Mirati Therapeutics, Inc.*	192	1,269
Immune Design Corp.*	167	1,266
Lifeway Foods, Inc.*	71	1,203
Infinity Pharmaceuticals, Inc.*	742	1,158
Zafgen, Inc.*	346	1,145
Galena Biopharma, Inc.*	3,198	1,120
Lipocine, Inc.*	250	1,115
Cambium Learning Group, Inc.*	203	1,102
Turning Point Brands, Inc.*	90	1,082
Syndax Pharmaceuticals, Inc.*	71	1,076
iRadimed Corp.*	61	1,036
Avinger, Inc.*	205	978
Argos Therapeutics, Inc.*	192	954
Eiger BioPharmaceuticals, Inc.*	63	844
vTv Therapeutics, Inc. — Class A*	115	827
Corvus Pharmaceuticals, Inc.*	50	823
Second Sight Medical Products, Inc.*	215	757
CytRx Corp.*	1,217	716
USMD Holdings, Inc.*	29	657
Ampio Pharmaceuticals, Inc.*	663	491
ViewRay, Inc.*	100	452
Tokai Pharmaceuticals, Inc.*	150	230
Total Consumer, Non-cyclical		5,367,473

Industrial - 10.2%
Curtiss-Wright Corp.	670	61,043
Teledyne Technologies, Inc.*	518	55,907
EMCOR Group, Inc.	915	54,553
XPO Logistics, Inc.*	1,480	54,271
Woodward, Inc.	800	49,983
CLARCOR, Inc.	719	46,735
EnerSys	659	45,596
Tech Data Corp.*	529	44,812
Belden, Inc.	634	43,740
Littelfuse, Inc.	335	43,150
Joy Global, Inc.	1,490	41,332
Louisiana-Pacific Corp.*	2,179	41,031
Coherent, Inc.*	366	40,458
Dycom Industries, Inc.*	462	37,782
Generac Holdings, Inc.*	988	35,864
Drew Industries, Inc.	359	35,190
Universal Display Corp.*	627	34,805
Kennametal, Inc.	1,194	34,650
Esterline Technologies Corp.*	447	33,990
Sanmina Corp.*	1,110	31,602
John Bean Technologies Corp.	441	31,113
Tetra Tech, Inc.	873	30,965
Barnes Group, Inc.	759	30,777
MasTec, Inc.*	1,001	29,770
Granite Construction, Inc.	598	29,745
Mueller Water Products, Inc. — Class A	2,356	29,568
Universal Forest Products, Inc.	300	29,546

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Vishay Intertechnology, Inc.	2,063	$29,068
Knight Transportation, Inc.	1,012	29,033
Moog, Inc. — Class A*	484	28,817
Masonite International Corp.*	459	28,535
Golar LNG Ltd.	1,344	28,493
Franklin Electric Company, Inc.	697	28,375
Advanced Energy Industries, Inc.*	597	28,250
Hillenbrand, Inc.	892	28,223
Itron, Inc.*	506	28,215
KLX, Inc.*	798	28,090
Mueller Industries, Inc.	856	27,752
Simpson Manufacturing Company, Inc.	628	27,601
GATX Corp.	619	27,577
Watts Water Technologies, Inc. — Class A	421	27,298
MSA Safety, Inc.	470	27,278
Rexnord Corp.*	1,253	26,827
RBC Bearings, Inc.*	343	26,233
Trex Company, Inc.*	446	26,189
Matson, Inc.	654	26,082
IMAX Corp.*	890	25,783
Applied Industrial Technologies, Inc.	549	25,661
AZZ, Inc.	392	25,585
GoPro, Inc. — Class A*	1,527	25,470
KapStone Paper and Packaging Corp.	1,305	24,691
Trinseo S.A.	435	24,603
Swift Transportation Co. — Class A*	1,129	24,240
Brady Corp. — Class A	692	23,950
Plexus Corp.*	504	23,577
Fabrinet*	527	23,499
TASER International, Inc.*	789	22,573
Proto Labs, Inc.*	373	22,346
Smith & Wesson Holding Corp.*	828	22,016
II-VI, Inc.*	899	21,873
Summit Materials, Inc. — Class A*	1,151	21,351
Triumph Group, Inc.	745	20,771
Hub Group, Inc. — Class A*	507	20,665
Actuant Corp. — Class A	888	20,637
Exponent, Inc.	387	19,760
Forward Air Corp.	450	19,467
TopBuild Corp.*	583	19,356
Methode Electronics, Inc.	552	19,303
Greif, Inc. — Class A	387	19,190
Apogee Enterprises, Inc.	429	19,172
Knowles Corp.*	1,334	18,743
Benchmark Electronics, Inc.*	748	18,663
Headwaters, Inc.*	1,099	18,595
EnPro Industries, Inc.	326	18,523
Albany International Corp. — Class A	433	18,351
Cubic Corp.	381	17,835
Kaman Corp.	406	17,832
Standex International Corp.	192	17,831
ESCO Technologies, Inc.	384	17,825
Gibraltar Industries, Inc.*	477	17,721
AAON, Inc.	611	17,609
Astec Industries, Inc.	293	17,541
OSI Systems, Inc.*	265	17,326
Tennant Co.	265	17,172
Rogers Corp.*	273	16,675
SPX FLOW, Inc.*	534	16,511
Comfort Systems USA, Inc.	561	16,443
Sturm Ruger & Company, Inc.	281	16,231
Atlas Air Worldwide Holdings, Inc.*	371	15,886
Aerojet Rocketdyne Holdings, Inc.*	900	15,822
Werner Enterprises, Inc.	676	15,731
AAR Corp.	500	15,660
Chart Industries, Inc.*	463	15,200
Boise Cascade Co.*	590	14,986
CIRCOR International, Inc.	249	14,830
US Ecology, Inc.	330	14,797
Builders FirstSource, Inc.*	1,267	14,583
Greenbrier Companies, Inc.	410	14,473
Badger Meter, Inc.	424	14,208
Multi-Color Corp.	206	13,596
Caesarstone Ltd.*	360	13,576
Patrick Industries, Inc.*	219	13,560
Ship Finance International Ltd.	905	13,331
Nordic American Tankers Ltd.	1,312	13,264
Rofin-Sinar Technologies, Inc.*	409	13,162
Heartland Express, Inc.	697	13,159
Astronics Corp.*	292	13,155
Lydall, Inc.*	251	12,834
TriMas Corp.*	682	12,692
SPX Corp.*	629	12,668
Raven Industries, Inc.	549	12,643
Advanced Drainage Systems, Inc.	525	12,632
Primoris Services Corp.	609	12,545
TTM Technologies, Inc.*	1,095	12,538
Tutor Perini Corp.*	571	12,259
Harsco Corp.	1,218	12,095
Federal Signal Corp.	906	12,014
Briggs & Stratton Corp.	642	11,973
Argan, Inc.	202	11,956
Lindsay Corp.	160	11,837
Scorpio Tankers, Inc.	2,470	11,436
Saia, Inc.*	381	11,415
Babcock & Wilcox Enterprises, Inc.*	691	11,402
Sun Hydraulics Corp.	352	11,359
Encore Wire Corp.	306	11,252
Continental Building Products, Inc.*	533	11,188
Altra Industrial Motion Corp.	381	11,038
General Cable Corp.	732	10,965
Air Transport Services Group, Inc.*	733	10,519
Aegion Corp. — Class A*	529	10,088
Echo Global Logistics, Inc.*	435	10,031
US Concrete, Inc.*	217	9,996
AVX Corp.	704	9,708
Insteel Industries, Inc.	265	9,604
Alamo Group, Inc.	143	9,422
Global Brass & Copper Holdings, Inc.	319	9,216
Manitowoc Company, Inc.	1,923	9,211
FARO Technologies, Inc.*	251	9,023
GasLog Ltd.	619	9,006

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Quanex Building Products Corp.	518	$8,941
CTS Corp.	474	8,816
Hyster-Yale Materials Handling, Inc.	143	8,599
Kadant, Inc.	162	8,442
Energy Recovery, Inc.*	521	8,326
Novanta, Inc.*	478	8,293
Triton International Ltd.	607	8,006
Griffon Corp.	457	7,774
PGT, Inc.*	722	7,704
Aerovironment, Inc.*	310	7,567
Stoneridge, Inc.*	406	7,470
Chase Corp.	107	7,396
Marten Transport Ltd.	348	7,308
NN, Inc.	397	7,245
Tredegar Corp.	384	7,139
ArcBest Corp.	372	7,075
Frontline Ltd.	982	7,041
Haynes International, Inc.	188	6,977
Gorman-Rupp Co.	266	6,812
MYR Group, Inc.*	226	6,803
Armstrong Flooring, Inc.*	354	6,684
AEP Industries, Inc.	61	6,672
National Presto Industries, Inc.	74	6,496
TimkenSteel Corp.*	596	6,228
Overseas Shipholding Group, Inc. — Class A	584	6,172
Mistras Group, Inc.*	259	6,079
YRC Worldwide, Inc.*	492	6,061
Casella Waste Systems, Inc. — Class A*	585	6,026
NCI Building Systems, Inc.*	411	5,996
Kimball Electronics, Inc.*	425	5,891
DHT Holdings, Inc.	1,387	5,812
Applied Optoelectronics, Inc.*	249	5,530
DXP Enterprises, Inc.*	196	5,525
Powell Industries, Inc.	132	5,287
Greif, Inc. — Class B	87	5,271
Columbus McKinnon Corp.	294	5,245
Mesa Laboratories, Inc.	45	5,146
Teekay Corp.	662	5,104
Park Electrochemical Corp.	292	5,072
CECO Environmental Corp.	443	4,997
American Railcar Industries, Inc.	117	4,852
Kratos Defense & Security Solutions, Inc.*	701	4,830
GP Strategies Corp.*	193	4,752
Park-Ohio Holdings Corp.	129	4,702
Multi Packaging Solutions International Ltd.*	321	4,626
Teekay Tankers Ltd. — Class A	1,761	4,455
Ply Gem Holdings, Inc.*	333	4,449
VSE Corp.	130	4,419
Energous Corp.*	224	4,393
Myers Industries, Inc.	328	4,261
NVE Corp.	72	4,244
LSI Industries, Inc.	360	4,043
Control4 Corp.*	304	3,733
Sparton Corp.*	142	3,729
Roadrunner Transportation Systems, Inc.*	463	3,695
Costamare, Inc.	400	3,656
Celadon Group, Inc.	412	3,601
NV5 Global, Inc.*	111	3,586
Ducommun, Inc.*	157	3,586
Fluidigm Corp.*	440	3,524
Milacron Holdings Corp.*	220	3,511
Covenant Transportation Group, Inc. — Class A*	179	3,460
Bel Fuse, Inc. — Class B	140	3,380
ZAGG, Inc.*	417	3,378
Olympic Steel, Inc.	139	3,072
Gener8 Maritime, Inc.*	594	3,041
Vishay Precision Group, Inc.*	183	2,933
Vicor Corp.*	249	2,888
Orion Group Holdings, Inc.*	407	2,788
Ardmore Shipping Corp.	395	2,781
Graham Corp.	144	2,750
Hornbeck Offshore Services, Inc.*	492	2,706
Hurco Companies, Inc.	96	2,695
LSB Industries, Inc.*	312	2,677
FreightCar America, Inc.	183	2,632
UFP Technologies, Inc.*	97	2,571
Heritage-Crystal Clean, Inc.*	193	2,563
TRC Companies, Inc.*	281	2,436
Scorpio Bulkers, Inc.*	694	2,401
Electro Scientific Industries, Inc.*	416	2,346
Layne Christensen Co.*	274	2,332
Dynamic Materials Corp.	212	2,260
Hill International, Inc.*	489	2,254
Dorian LPG Ltd.*	366	2,196
IES Holdings, Inc.*	118	2,099
Tidewater, Inc.	715	2,016
Hardinge, Inc.	177	1,970
Allied Motion Technologies, Inc.	93	1,759
Omega Flex, Inc.	44	1,697
Universal Logistics Holdings, Inc.	126	1,691
Lawson Products, Inc.*	95	1,684
Navios Maritime Acquisition Corp.	1,219	1,646
Radiant Logistics, Inc.*	571	1,622
Aqua Metals, Inc.*	163	1,444
Ampco-Pittsburgh Corp.	129	1,431
Willis Lease Finance Corp.*	59	1,402
Gencor Industries, Inc.*	117	1,402
USA Truck, Inc.*	123	1,260
American Superconductor Corp.*	177	1,241
Handy & Harman Ltd.*	44	926
Power Solutions International, Inc.*	72	738
PAM Transportation Services, Inc.*	35	701
NL Industries, Inc.*	126	495
Total Industrial		3,533,863

Consumer, Cyclical - 8.6%
Tenneco, Inc.*	852	49,645
Jack in the Box, Inc.	494	47,395
American Eagle Outfitters, Inc.	2,518	44,970
Buffalo Wild Wings, Inc.*	286	40,252

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Texas Roadhouse, Inc. — Class A	1,001	$39,069
Hawaiian Holdings, Inc.*	797	38,735
Cracker Barrel Old Country Store, Inc.	290	38,344
Beacon Roofing Supply, Inc.*	903	37,989
Dana, Inc.	2,253	35,124
TiVo Corp.*	1,771	34,499
Cheesecake Factory, Inc.	687	34,391
Lithia Motors, Inc. — Class A	359	34,293
Wolverine World Wide, Inc.	1,465	33,739
Five Below, Inc.*	809	32,595
Papa John’s International, Inc.	411	32,407
Big Lots, Inc.	674	32,184
Steven Madden Ltd.*	930	32,141
Cooper Tire & Rubber Co.	837	31,823
UniFirst Corp.	229	30,195
Office Depot, Inc.	8,364	29,859
Churchill Downs, Inc.	204	29,856
Bloomin’ Brands, Inc.	1,721	29,670
TRI Pointe Group, Inc.*	2,251	29,669
Interval Leisure Group, Inc.	1,711	29,379
Deckers Outdoor Corp.*	491	29,239
Anixter International, Inc.*	439	28,316
G&K Services, Inc. — Class A	296	28,265
HNI Corp.	686	27,302
Allegiant Travel Co. — Class A	200	26,414
Herman Miller, Inc.	905	25,883
Dorman Products, Inc.*	401	25,624
PriceSmart, Inc.	303	25,379
Marriott Vacations Worldwide Corp.	339	24,855
Core-Mark Holding Company, Inc.	691	24,738
Boyd Gaming Corp.*	1,247	24,666
Liberty TripAdvisor Holdings, Inc. — Class A*	1,097	23,969
Chico’s FAS, Inc.	1,973	23,478
Columbia Sportswear Co.	408	23,150
Children’s Place, Inc.	283	22,602
Dave & Buster’s Entertainment, Inc.*	573	22,450
Cooper-Standard Holding, Inc.*	224	22,131
GNC Holdings, Inc. — Class A	1,037	21,176
DineEquity, Inc.	265	20,985
DSW, Inc. — Class A	1,017	20,827
KB Home	1,261	20,327
Mobile Mini, Inc.	670	20,234
Restoration Hardware Holdings, Inc.*	585	20,229
Group 1 Automotive, Inc.	314	20,058
Meritage Homes Corp.*	578	20,057
SkyWest, Inc.	759	20,045
American Axle & Manufacturing Holdings, Inc.*	1,159	19,958
G-III Apparel Group Ltd.*	650	18,948
HSN, Inc.	473	18,825
Sonic Corp.	711	18,614
La-Z-Boy, Inc.	742	18,223
Steelcase, Inc. — Class A	1,301	18,071
iRobot Corp.*	406	17,856
Fossil Group, Inc.*	634	17,606
Popeyes Louisiana Kitchen, Inc.*	328	17,430
Gentherm, Inc.*	552	17,344
Navistar International Corp.*	748	17,121
Genesco, Inc.*	311	16,937
American Woodmark Corp.*	209	16,839
Asbury Automotive Group, Inc.*	302	16,812
Knoll, Inc.	726	16,589
Callaway Golf Co.	1,425	16,545
Caleres, Inc.	648	16,388
Abercrombie & Fitch Co. — Class A	1,029	16,351
Interface, Inc. — Class A	978	16,323
Belmond Ltd. — Class A*	1,265	16,078
Universal Electronics, Inc.*	214	15,934
Virgin America, Inc.*	293	15,678
Oxford Industries, Inc.	230	15,571
Standard Motor Products, Inc.	325	15,522
MDC Holdings, Inc.	599	15,454
Penn National Gaming, Inc.*	1,126	15,280
Select Comfort Corp.*	701	15,142
BMC Stock Holdings, Inc.*	832	14,751
Ascena Retail Group, Inc.*	2,615	14,618
Finish Line, Inc. — Class A	632	14,587
La Quinta Holdings, Inc.*	1,282	14,333
ClubCorp Holdings, Inc.	972	14,065
Wabash National Corp.*	975	13,884
ScanSource, Inc.*	380	13,870
Meritor, Inc.*	1,243	13,835
Hibbett Sports, Inc.*	346	13,805
National CineMedia, Inc.	930	13,690
SeaWorld Entertainment, Inc.	1,011	13,628
Guess?, Inc.	924	13,500
International Speedway Corp. — Class A	399	13,335
Express, Inc.*	1,124	13,252
Cato Corp. — Class A	386	12,696
Cavco Industries, Inc.*	128	12,678
BJ’s Restaurants, Inc.*	353	12,549
Denny’s Corp.*	1,146	12,251
Carmike Cinemas, Inc.*	364	11,900
Ethan Allen Interiors, Inc.	373	11,664
Tailored Brands, Inc.	738	11,587
Essendant, Inc.	564	11,573
Bob Evans Farms, Inc.	300	11,490
Wesco Aircraft Holdings, Inc.*	841	11,295
DTS, Inc.	264	11,231
Superior Industries International, Inc.	380	11,081
Rush Enterprises, Inc. — Class A*	446	10,918
Installed Building Products, Inc.*	304	10,904
Barnes & Noble, Inc.	955	10,792
Red Rock Resorts, Inc. — Class A	455	10,733
Douglas Dynamics, Inc.	335	10,700
Nautilus, Inc.*	464	10,542
Buckle, Inc.	433	10,405
AMC Entertainment Holdings, Inc. — Class A	327	10,166
Pinnacle Entertainment, Inc.*	822	10,143
Vitamin Shoppe, Inc.*	365	9,800

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Fiesta Restaurant Group, Inc.*	403	$9,672
Winnebago Industries, Inc.	405	9,546
Red Robin Gourmet Burgers, Inc.*	207	9,303
Crocs, Inc.*	1,114	9,246
Caesars Acquisition Co. — Class A*	719	8,930
Francesca’s Holdings Corp.*	578	8,919
Scientific Games Corp. — Class A*	784	8,836
LGI Homes, Inc.*	234	8,621
EZCORP, Inc. — Class A*	765	8,461
Modine Manufacturing Co.*	712	8,444
M/I Homes, Inc.*	358	8,438
Isle of Capri Casinos, Inc.*	378	8,422
Shake Shack, Inc. — Class A*	238	8,251
Tile Shop Holdings, Inc.*	493	8,159
Taylor Morrison Home Corp. — Class A*	460	8,096
Ollie’s Bargain Outlet Holdings, Inc.*	306	8,020
H&E Equipment Services, Inc.	477	7,995
Motorcar Parts of America, Inc.*	277	7,972
Sonic Automotive, Inc. — Class A	423	7,952
MarineMax, Inc.*	374	7,835
Lumber Liquidators Holdings, Inc.*	398	7,829
WCI Communities, Inc.*	328	7,780
Fox Factory Holding Corp.*	338	7,764
Tower International, Inc.	310	7,471
Kimball International, Inc. — Class B	558	7,221
Regis Corp.*	562	7,053
Marcus Corp.	281	7,036
Biglari Holdings, Inc.*	16	6,976
Unifi, Inc.*	237	6,974
Wingstop, Inc.	238	6,973
Party City Holdco, Inc.*	407	6,968
Chuy’s Holdings, Inc.*	247	6,901
Carrols Restaurant Group, Inc.*	519	6,856
Eros International plc*	447	6,848
Ruth’s Hospitality Group, Inc.	482	6,806
Titan International, Inc.	669	6,770
William Lyon Homes — Class A*	362	6,715
Zoe’s Kitchen, Inc.*	289	6,413
Caesars Entertainment Corp.*	852	6,347
SiteOne Landscape Supply, Inc.*	176	6,324
Veritiv Corp.*	125	6,271
Eldorado Resorts, Inc.*	433	6,088
PetMed Express, Inc.	300	6,084
Libbey, Inc.	332	5,926
Barnes & Noble Education, Inc.*	606	5,799
Shoe Carnival, Inc.	216	5,759
Haverty Furniture Companies, Inc.	282	5,651
Beazer Homes USA, Inc.*	476	5,550
Horizon Global Corp.*	276	5,501
Daktronics, Inc.	555	5,295
Iconix Brand Group, Inc.*	648	5,262
Pier 1 Imports, Inc.	1,224	5,190
Flexsteel Industries, Inc.	98	5,069
Movado Group, Inc.	233	5,005
Century Communities, Inc.*	230	4,947
Zumiez, Inc.*	273	4,914
Culp, Inc.	163	4,853
Fred’s, Inc. — Class A	534	4,838
Del Frisco’s Restaurant Group, Inc.*	358	4,822
Spartan Motors, Inc.	503	4,819
Sequential Brands Group, Inc.*	594	4,752
Planet Fitness, Inc. — Class A*	236	4,737
Vera Bradley, Inc.*	307	4,651
PC Connection, Inc.	172	4,544
Potbelly Corp.*	360	4,475
Federal-Mogul Holdings Corp.*	464	4,459
Citi Trends, Inc.	218	4,345
America’s Car-Mart, Inc.*	119	4,330
Hooker Furniture Corp.	172	4,212
Del Taco Restaurants, Inc.*	350	4,172
Sportsman’s Warehouse Holdings, Inc.*	390	4,103
Malibu Boats, Inc. — Class A*	273	4,068
Tuesday Morning Corp.*	679	4,060
Monarch Casino & Resort, Inc.*	161	4,052
NACCO Industries, Inc. — Class A	59	4,010
Intrawest Resorts Holdings, Inc.*	244	3,958
PICO Holdings, Inc.*	331	3,902
El Pollo Loco Holdings, Inc.*	307	3,865
Duluth Holdings, Inc. — Class B*	145	3,844
Miller Industries, Inc.	167	3,806
Supreme Industries, Inc. — Class A	196	3,783
Perry Ellis International, Inc.*	190	3,663
Big 5 Sporting Goods Corp.	268	3,650
Bassett Furniture Industries, Inc.	156	3,627
Metaldyne Performance Group, Inc.	227	3,598
Winmark Corp.	34	3,588
Reading International, Inc. — Class A*	254	3,391
Conn’s, Inc.*	307	3,168
Speedway Motorsports, Inc.	177	3,161
Hovnanian Enterprises, Inc. — Class A*	1,842	3,113
AV Homes, Inc.*	185	3,078
Arctic Cat, Inc.	198	3,067
Stein Mart, Inc.	471	2,991
Freshpet, Inc.*	338	2,924
Green Brick Partners, Inc.*	351	2,899
Habit Restaurants, Inc. — Class A*	203	2,842
Kirkland’s, Inc.*	223	2,716
Johnson Outdoors, Inc. — Class A	74	2,691
Weyco Group, Inc.	98	2,633
Rush Enterprises, Inc. — Class B*	100	2,431
Nathan’s Famous, Inc.*	46	2,417
GMS, Inc.*	108	2,401
Superior Uniform Group, Inc.	121	2,395
Destination XL Group, Inc.*	549	2,377
Bojangles’, Inc.*	148	2,362
Performance Sports Group Ltd.*	578	2,347
West Marine, Inc.*	279	2,307
Boot Barn Holdings, Inc.*	202	2,299
Titan Machinery, Inc.*	218	2,267
Lifetime Brands, Inc.	167	2,248
Ruby Tuesday, Inc.*	898	2,245
Century Casinos, Inc.*	323	2,232

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Stage Stores, Inc.	388	$2,177
Build-A-Bear Workshop, Inc. — Class A*	205	2,124
Jamba, Inc.*	193	2,108
New Home Company, Inc.*	192	2,049
J Alexander’s Holdings, Inc.*	202	2,046
Escalade, Inc.	159	2,029
Lindblad Expeditions Holdings, Inc.*	223	2,007
JAKKS Pacific, Inc.*	232	2,004
Sears Holdings Corp.*	170	1,948
Golden Entertainment, Inc.	156	1,945
Strattec Security Corp.	53	1,871
Vince Holding Corp.*	326	1,839
Red Lion Hotels Corp.*	215	1,793
Delta Apparel, Inc.*	108	1,778
Tilly’s, Inc. — Class A*	176	1,653
Kona Grill, Inc.*	118	1,483
Marine Products Corp.	163	1,462
Systemax, Inc.	174	1,378
MCBC Holdings, Inc.	117	1,334
Luby’s, Inc.*	294	1,261
Workhorse Group, Inc.*	173	1,253
Unique Fabricating, Inc.	100	1,224
Container Store Group, Inc.*	241	1,210
Blue Bird Corp.*	81	1,183
UCP, Inc. — Class A*	122	1,075
Empire Resorts, Inc.*	50	1,012
Sears Hometown and Outlet Stores, Inc.*	170	838
Noodles & Co.*	167	795
Fogo De Chao, Inc.*	75	793
Gaia, Inc.*	104	749
CompX International, Inc.	24	278
Total Consumer, Cyclical		3,001,053

Technology - 8.5%
Microsemi Corp.*	1,722	72,290
Advanced Micro Devices, Inc.*	9,874	68,229
Aspen Technology, Inc.*	1,250	58,487
Fair Isaac Corp.	469	58,432
Take-Two Interactive Software, Inc.*	1,258	56,711
Cavium, Inc.*	974	56,687
MAXIMUS, Inc.	970	54,863
EPAM Systems, Inc.*	728	50,458
SYNNEX Corp.	442	50,437
Cirrus Logic, Inc.*	947	50,333
j2 Global, Inc.	712	47,427
Monolithic Power Systems, Inc.	589	47,415
Blackbaud, Inc.	713	47,299
Integrated Device Technology, Inc.*	2,038	47,078
Medidata Solutions, Inc.*	831	46,336
Proofpoint, Inc.*	617	46,183
Intersil Corp. — Class A	2,031	44,540
Science Applications International Corp.	640	44,397
Mentor Graphics Corp.	1,620	42,833
Convergys Corp.	1,344	40,885
MKS Instruments, Inc.	804	39,984
NetScout Systems, Inc.*	1,354	39,605
Entegris, Inc.*	2,138	37,244
CACI International, Inc. — Class A*	368	37,131
Silicon Laboratories, Inc.*	624	36,691
Ambarella, Inc.*	484	35,627
FleetMatics Group plc*	593	35,569
Verint Systems, Inc.*	938	35,297
Cornerstone OnDemand, Inc.*	761	34,968
Electronics for Imaging, Inc.*	711	34,783
ACI Worldwide, Inc.*	1,744	33,799
Paycom Software, Inc.*	666	33,387
Lumentum Holdings, Inc.*	763	31,870
Acxiom Corp.*	1,172	31,234
Synaptics, Inc.*	531	31,106
CommVault Systems, Inc.*	585	31,081
3D Systems Corp.*	1,622	29,115
Tessera Technologies, Inc.	744	28,599
Semtech Corp.*	977	27,092
Inphi Corp.*	608	26,454
Power Integrations, Inc.	415	26,157
Synchronoss Technologies, Inc.*	624	25,696
Diebold, Inc.	1,034	25,632
HubSpot, Inc.*	436	25,122
ExlService Holdings, Inc.*	492	24,521
MicroStrategy, Inc. — Class A*	144	24,111
Imperva, Inc.*	434	23,310
Envestnet, Inc.*	627	22,854
Ebix, Inc.	381	21,660
2U, Inc.*	555	21,251
RealPage, Inc.*	816	20,971
BroadSoft, Inc.*	445	20,715
Omnicell, Inc.*	538	20,605
Progress Software Corp.	757	20,590
Rambus, Inc.*	1,644	20,550
Syntel, Inc.*	488	20,452
CSG Systems International, Inc.	485	20,045
Cabot Microelectronics Corp.	356	18,836
SPS Commerce, Inc.*	251	18,426
Insight Enterprises, Inc.*	555	18,065
Stratasys Ltd.*	741	17,851
MaxLinear, Inc. — Class A*	844	17,108
Sykes Enterprises, Inc.*	585	16,456
Globant S.A.*	389	16,385
Interactive Intelligence Group, Inc.*	272	16,358
Pegasystems, Inc.	546	16,102
Qualys, Inc.*	411	15,696
Callidus Software, Inc.*	840	15,414
MACOM Technology Solutions Holdings, Inc.*	352	14,904
Amkor Technology, Inc.*	1,513	14,706
Mercury Systems, Inc.*	589	14,472
Cvent, Inc.*	456	14,460
Cray, Inc.*	609	14,336
Bottomline Technologies de, Inc.*	608	14,172
ManTech International Corp. — Class A	374	14,096
Brooks Automation, Inc.	1,027	13,977
Pure Storage, Inc. — Class A*	1,030	13,956
Super Micro Computer, Inc.*	585	13,671

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Monotype Imaging Holdings, Inc.	614	$13,576
Press Ganey Holdings, Inc.*	335	13,534
New Relic, Inc.*	332	12,722
inContact, Inc.*	887	12,400
Diodes, Inc.*	576	12,292
Veeco Instruments, Inc.*	601	11,798
Lattice Semiconductor Corp.*	1,813	11,766
MTS Systems Corp.	253	11,646
FormFactor, Inc.*	1,039	11,273
CEVA, Inc.*	298	10,451
Virtusa Corp.*	418	10,316
Photronics, Inc.*	986	10,166
InvenSense, Inc. — Class A*	1,236	9,171
Quality Systems, Inc.	772	8,739
PROS Holdings, Inc.*	381	8,614
Engility Holdings, Inc.*	273	8,599
Barracuda Networks, Inc.*	333	8,485
Nimble Storage, Inc.*	951	8,397
Silver Spring Networks, Inc.*	573	8,125
Rudolph Technologies, Inc.*	453	8,036
Nanometrics, Inc.*	358	7,998
Applied Micro Circuits Corp.*	1,147	7,972
Five9, Inc.*	500	7,840
Benefitfocus, Inc.*	195	7,784
Ultratech, Inc.*	327	7,547
PDF Solutions, Inc.*	409	7,432
Unisys Corp.*	759	7,393
TeleTech Holdings, Inc.	248	7,190
Actua Corp.*	544	7,045
LivePerson, Inc.*	805	6,770
Vocera Communications, Inc.*	374	6,321
Workiva, Inc.*	332	6,019
KEYW Holding Corp.*	543	5,995
Alpha & Omega Semiconductor Ltd.*	275	5,973
Brightcove, Inc.*	453	5,912
Axcelis Technologies, Inc.*	441	5,856
Exar Corp.*	617	5,744
Evolent Health, Inc. — Class A*	230	5,663
Digimarc Corp.*	146	5,599
InnerWorkings, Inc.*	581	5,473
Hortonworks, Inc.*	610	5,094
Xactly Corp.*	345	5,078
Varonis Systems, Inc.*	162	4,876
Xcerra Corp.*	799	4,842
Epiq Systems, Inc.	287	4,733
Sapiens International Corporation N.V.	367	4,687
Cohu, Inc.	399	4,684
IXYS Corp.	380	4,579
Digi International, Inc.*	392	4,469
Computer Programs & Systems, Inc.	169	4,404
American Software, Inc. — Class A	390	4,329
MINDBODY, Inc. — Class A*	218	4,286
Sigma Designs, Inc.*	542	4,222
Silicon Graphics International Corp.*	548	4,220
Carbonite, Inc.*	269	4,132
Apigee Corp.*	233	4,054
Instructure, Inc.*	159	4,034
DSP Group, Inc.*	326	3,915
Eastman Kodak Co.*	258	3,870
Avid Technology, Inc.*	486	3,859
Model N, Inc.*	336	3,733
Jive Software, Inc.*	872	3,715
Mitek Systems, Inc.*	445	3,689
Ultra Clean Holdings, Inc.*	485	3,594
Immersion Corp.*	438	3,574
Glu Mobile, Inc.*	1,555	3,483
Tangoe, Inc.*	418	3,449
pdvWireless, Inc.*	148	3,389
Exa Corp.*	210	3,371
Everyday Health, Inc.*	428	3,291
Datalink Corp.*	304	3,225
QAD, Inc. — Class A	142	3,178
TubeMogul, Inc.*	333	3,120
USA Technologies, Inc.*	542	3,037
Radisys Corp.*	539	2,881
Amber Road, Inc.*	268	2,586
Agilysys, Inc.*	229	2,546
Castlight Health, Inc. — Class B*	610	2,538
ExOne Co.*	165	2,511
Rosetta Stone, Inc.*	292	2,476
Maxwell Technologies, Inc.*	476	2,456
Planet Payment, Inc.*	640	2,374
Park City Group, Inc.*	195	2,301
EMCORE Corp.	395	2,252
Appfolio, Inc. — Class A*	114	2,216
Guidance Software, Inc.*	342	2,038
Kopin Corp.*	931	2,030
GigPeak, Inc.*	828	1,946
MobileIron, Inc.*	703	1,933
Cogint, Inc.*	230	1,171
SecureWorks Corp. — Class A*	92	1,151
NCI, Inc. — Class A	91	1,053
Majesco*	89	453
Total Technology		2,934,404

Communications - 5.0%
GrubHub, Inc.*	1,221	52,490
ViaSat, Inc.*	672	50,166
Finisar Corp.*	1,625	48,426
Ciena Corp.*	2,076	45,257
InterDigital, Inc.	524	41,501
Zendesk, Inc.*	1,227	37,681
LogMeIn, Inc.	381	34,439
Media General, Inc.*	1,649	30,391
NETGEAR, Inc.*	490	29,640
Meredith Corp.	568	29,530
Sinclair Broadcast Group, Inc. — Class A	999	28,851
WebMD Health Corp. — Class A*	565	28,081
Gigamon, Inc.*	491	26,907
DigitalGlobe, Inc.*	954	26,235
Viavi Solutions, Inc.*	3,546	26,205
Plantronics, Inc.	502	26,084

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Nexstar Broadcasting Group, Inc. — Class A	451	$26,027
Houghton Mifflin Harcourt Co.*	1,875	25,144
Shutterfly, Inc.*	523	23,348
Stamps.com, Inc.*	245	23,155
Cogent Communications Holdings, Inc.	629	23,154
Etsy, Inc.*	1,587	22,662
NIC, Inc.	959	22,537
Time, Inc.	1,553	22,487
New York Times Co. — Class A	1,881	22,478
Infoblox, Inc.*	851	22,441
comScore, Inc.*	721	22,106
NeuStar, Inc. — Class A*	818	21,751
Ubiquiti Networks, Inc.*	392	20,972
RingCentral, Inc. — Class A*	885	20,939
Gannett Company, Inc.	1,777	20,684
8x8, Inc.*	1,333	20,568
Liberty Media Corporation-Liberty Media — Class C*	698	19,642
Infinera Corp.*	2,124	19,180
Vonage Holdings Corp.*	2,888	19,090
Shenandoah Telecommunications Co.	700	19,047
Consolidated Communications Holdings, Inc.	750	18,930
Wayfair, Inc. — Class A*	477	18,779
Shutterstock, Inc.*	287	18,282
MSG Networks, Inc. — Class A*	899	16,730
Scholastic Corp.	409	16,098
Windstream Holdings, Inc.	1,451	14,583
West Corp.	654	14,440
EW Scripps Co. — Class A*	900	14,310
ADTRAN, Inc.	742	14,202
Cincinnati Bell, Inc.*	3,180	12,974
AVG Technologies N.V.*	517	12,930
Quotient Technology, Inc.*	968	12,884
Oclaro, Inc.*	1,486	12,705
Ixia*	970	12,125
World Wrestling Entertainment, Inc. — Class A	547	11,651
Box, Inc. — Class A*	737	11,615
Web.com Group, Inc.*	643	11,105
Q2 Holdings, Inc.*	387	11,091
Perficient, Inc.*	533	10,740
HealthStream, Inc.*	389	10,736
ATN International, Inc.	159	10,341
Iridium Communications, Inc.*	1,246	10,105
Gray Television, Inc.*	969	10,039
ORBCOMM, Inc.*	977	10,014
Liberty Media Corporation-Liberty Media — Class A*	346	9,913
EarthLink Holdings Corp.	1,588	9,846
GTT Communications, Inc.*	399	9,388
Gogo, Inc.*	850	9,384
New Media Investment Group, Inc.	587	9,099
ePlus, Inc.*	96	9,063
Chegg, Inc.*	1,216	8,621
MDC Partners, Inc. — Class A	774	8,297
Liberty Media Corporation-Liberty Braves — Class C*	476	8,273
Acacia Communications, Inc.*	79	8,159
ShoreTel, Inc.*	1,017	8,136
VASCO Data Security International, Inc.*	456	8,030
Inteliquent, Inc.	493	7,957
Endurance International Group Holdings, Inc.*	906	7,928
TrueCar, Inc.*	821	7,750
Loral Space & Communications, Inc.*	195	7,626
NeoPhotonics Corp.*	466	7,614
CalAmp Corp.*	541	7,547
Entravision Communications Corp. — Class A	983	7,500
XO Group, Inc.*	384	7,423
Bazaarvoice, Inc.*	1,241	7,334
A10 Networks, Inc.*	667	7,130
Extreme Networks, Inc.*	1,562	7,013
Harmonic, Inc.*	1,156	6,855
Globalstar, Inc.*	5,638	6,822
tronc, Inc.*	403	6,803
Blucora, Inc.*	593	6,642
Intralinks Holdings, Inc.*	626	6,298
Bankrate, Inc.*	716	6,072
General Communication, Inc. — Class A*	438	6,023
DHI Group, Inc.*	758	5,981
Angie’s List, Inc.*	601	5,956
Global Eagle Entertainment, Inc.*	708	5,883
RetailMeNot, Inc.*	583	5,766
Blue Nile, Inc.	167	5,748
Sonus Networks, Inc.*	721	5,609
Boingo Wireless, Inc.*	539	5,541
Spok Holdings, Inc.	310	5,524
FTD Companies, Inc.*	264	5,430
Rapid7, Inc.*	301	5,313
Entercom Communications Corp. — Class A	393	5,085
FairPoint Communications, Inc.*	321	4,825
Rubicon Project, Inc.*	563	4,662
Calix, Inc.*	624	4,586
ChannelAdvisor Corp.*	351	4,538
IDT Corp. — Class B	262	4,517
Lionbridge Technologies, Inc.*	862	4,310
Liquidity Services, Inc.*	377	4,237
Lumos Networks Corp.*	286	4,004
MeetMe, Inc.*	624	3,869
Daily Journal Corp.*	17	3,723
Straight Path Communications, Inc. — Class B*	145	3,713
Comtech Telecommunications Corp.	286	3,664
1-800-Flowers.com, Inc. — Class A*	394	3,613
Silicom Ltd.	85	3,519
Zix Corp.*	804	3,296
Lands’ End, Inc.*	226	3,277
Clearfield, Inc.*	173	3,252

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Black Box Corp.	227	$3,155
Overstock.com, Inc.*	200	3,064
RigNet, Inc.*	191	2,888
Telenav, Inc.*	493	2,825
HC2 Holdings, Inc.*	505	2,752
Reis, Inc.	132	2,701
NII Holdings, Inc.*	809	2,694
Central European Media Enterprises Ltd. — Class A*	1,155	2,668
Saga Communications, Inc. — Class A	55	2,494
Liberty Media Corporation-Liberty Braves — Class A*	138	2,408
Autobytel, Inc.*	132	2,350
VirnetX Holding Corp.*	731	2,237
Aerohive Networks, Inc.*	362	2,205
Hawaiian Telcom Holdco, Inc.*	91	2,037
KVH Industries, Inc.*	228	2,009
Limelight Networks, Inc.*	1,072	2,005
TechTarget, Inc.*	239	1,926
QuinStreet, Inc.*	554	1,673
Numerex Corp. — Class A*	209	1,626
Preformed Line Products Co.	38	1,602
Rightside Group Ltd.*	176	1,602
RealNetworks, Inc.*	355	1,583
Marchex, Inc. — Class B*	505	1,399
Intelsat S.A.*	478	1,295
Townsquare Media, Inc. — Class A*	131	1,224
Radio One, Inc. — Class D*	373	1,130
Global Sources Ltd.*	124	1,052
Hemisphere Media Group, Inc.*	81	1,033
Salem Media Group, Inc. — Class A	167	982
Corindus Vascular Robotics, Inc.*	830	921
Value Line, Inc.	17	276
Total Communications		1,740,508

Basic Materials - 3.1%
Olin Corp.	2,504	51,382
Sensient Technologies Corp.	674	51,089
US Silica Holdings, Inc.	967	45,023
Chemours Co.	2,770	44,320
PolyOne Corp.	1,268	42,871
Minerals Technologies, Inc.	524	37,042
Balchem Corp.	476	36,904
HB Fuller Co.	757	35,178
Hecla Mining Co.	5,769	32,883
Worthington Industries, Inc.	681	32,707
Chemtura Corp.*	963	31,596
GCP Applied Technologies, Inc.*	1,072	30,359
Ingevity Corp.*	644	29,688
Allegheny Technologies, Inc.	1,641	29,652
Coeur Mining, Inc.*	2,448	28,960
Carpenter Technology Corp.	699	28,841
Commercial Metals Co.	1,737	28,122
Stillwater Mining Co.*	1,848	24,689
Kaiser Aluminum Corp.	268	23,180
Innospec, Inc.	357	21,709
Stepan Co.	297	21,580
Quaker Chemical Corp.	196	20,762
Neenah Paper, Inc.	251	19,832
Cliffs Natural Resources, Inc.*	3,334	19,504
Schweitzer-Mauduit International, Inc.	458	17,660
Ferro Corp.*	1,258	17,373
AK Steel Holding Corp.*	3,585	17,316
Clearwater Paper Corp.*	256	16,556
Kraton Corp.*	448	15,698
PH Glatfelter Co.	658	14,265
Univar, Inc.*	650	14,202
A. Schulman, Inc.	435	12,667
Calgon Carbon Corp.	761	11,545
Innophos Holdings, Inc.	292	11,397
Deltic Timber Corp.	161	10,905
Fairmount Santrol Holdings, Inc.*	1,179	9,998
Koppers Holdings, Inc.*	308	9,911
Materion Corp.	301	9,244
Tronox Ltd. — Class A	974	9,126
Ferroglobe plc	988	8,922
Rayonier Advanced Materials, Inc.	651	8,704
Aceto Corp.	440	8,356
Schnitzer Steel Industries, Inc. — Class A	395	8,256
CSW Industrials, Inc.*	218	7,061
American Vanguard Corp.	427	6,858
Hawkins, Inc.	145	6,283
Gold Resource Corp.	755	5,602
Landec Corp.*	405	5,431
OMNOVA Solutions, Inc.*	642	5,418
Century Aluminum Co.*	754	5,240
KMG Chemicals, Inc.	136	3,853
Orchids Paper Products Co.	137	3,731
Oil-Dri Corporation of America	75	2,823
Kronos Worldwide, Inc.	333	2,761
Codexis, Inc.*	506	2,247
Ryerson Holding Corp.*	191	2,156
United States Lime & Minerals, Inc.	30	1,980
AgroFresh Solutions, Inc.*	333	1,762
ALJ Regional Holdings, Inc.*	280	1,316
Valhi, Inc.	380	874
Total Basic Materials		1,065,370

Utilities - 2.8%
IDACORP, Inc.	764	59,805
Portland General Electric Co.	1,353	57,624
Southwest Gas Corp.	715	49,951
ONE Gas, Inc.	787	48,668
WGL Holdings, Inc.	763	47,840
Black Hills Corp.	780	47,751
ALLETE, Inc.	750	44,715
Spire, Inc.	676	43,088
New Jersey Resources Corp.	1,297	42,619
NorthWestern Corp.	735	42,285
Avista Corp.	957	39,993
PNM Resources, Inc.	1,209	39,558
South Jersey Industries, Inc.	1,207	35,667
MGE Energy, Inc.	529	29,894

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

El Paso Electric Co.	611	$28,576
Ormat Technologies, Inc.	588	28,465
Northwest Natural Gas Co.	411	24,705
California Water Service Group	726	23,297
Empire District Electric Co.	668	22,806
American States Water Co.	553	22,148
Dynegy, Inc.*	1,767	21,893
Otter Tail Corp.	574	19,855
Talen Energy Corp.*	1,274	17,645
Atlantica Yield plc	889	16,900
NRG Yield, Inc. — Class C	959	16,265
Chesapeake Utilities Corp.	222	13,555
SJW Corp.	247	10,789
NRG Yield, Inc. — Class A	528	8,617
Middlesex Water Co.	240	8,458
Unitil Corp.	210	8,203
Connecticut Water Service, Inc.	164	8,156
York Water Co.	195	5,784
Atlantic Power Corp.	1,843	4,552
Artesian Resources Corp. — Class A	117	3,339
Consolidated Water Company Ltd.	220	2,556
Delta Natural Gas Company, Inc.	103	2,457
EnerNOC, Inc.*	405	2,191
Spark Energy, Inc. — Class A	74	2,156
Ameresco, Inc. — Class A*	321	1,688
Genie Energy Ltd. — Class B*	195	1,151
Global Water Resources, Inc.	124	993
Total Utilities		956,658

Energy - 2.4%
PDC Energy, Inc.*	692	46,407
RSP Permian, Inc.*	1,189	46,110
NOW, Inc.*	1,618	34,674
Carrizo Oil & Gas, Inc.*	843	34,243
Western Refining, Inc.	1,219	32,255
Oasis Petroleum, Inc.*	2,690	30,854
Matador Resources Co.*	1,255	30,547
Callon Petroleum Co.*	1,822	28,605
SemGroup Corp. — Class A	800	28,288
Oil States International, Inc.*	773	24,403
MRC Global, Inc.*	1,417	23,281
Pattern Energy Group, Inc.	1,002	22,535
Synergy Resources Corp.*	2,809	19,466
TerraForm Power, Inc. — Class A*	1,322	18,389
McDermott International, Inc.*	3,653	18,302
Forum Energy Technologies, Inc.*	907	18,012
Denbury Resources, Inc.*	5,315	17,167
Delek US Holdings, Inc.	931	16,097
SEACOR Holdings, Inc.*	241	14,337
Green Plains, Inc.	547	14,331
Unit Corp.*	764	14,209
Archrock, Inc.	1,051	13,747
Seadrill Ltd.*	5,715	13,545
Helix Energy Solutions Group, Inc.*	1,522	12,374
Flotek Industries, Inc.*	827	12,024
Thermon Group Holdings, Inc.*	484	9,558
Newpark Resources, Inc.*	1,253	9,222
TETRA Technologies, Inc.*	1,365	8,340
Atwood Oceanics, Inc.	920	7,995
SunCoke Energy, Inc.*	974	7,811
Clayton Williams Energy, Inc.*	90	7,690
Cobalt International Energy, Inc.*	6,168	7,648
Matrix Service Co.*	402	7,542
Exterran Corp.*	479	7,511
Sanchez Energy Corp.*	844	7,461
REX American Resources Corp.*	86	7,289
Bristow Group, Inc.	508	7,122
Par Pacific Holdings, Inc.*	465	6,082
Sunrun, Inc.*	955	6,017
California Resources Corp.*	479	5,988
Ring Energy, Inc.*	541	5,924
Clean Energy Fuels Corp.*	1,325	5,923
Tesco Corp.	699	5,704
TerraForm Global, Inc. — Class A	1,381	5,676
Renewable Energy Group, Inc.*	579	4,904
Plug Power, Inc.*	2,729	4,667
Natural Gas Services Group, Inc.*	186	4,574
FutureFuel Corp.	377	4,253
Bill Barrett Corp.*	740	4,114
Panhandle Oil and Gas, Inc. — Class A	232	4,067
Parker Drilling Co.*	1,827	3,965
Pioneer Energy Services Corp.*	964	3,895
Alon USA Energy, Inc.	477	3,845
Geospace Technologies Corp.*	197	3,838
Trecora Resources*	300	3,426
Contango Oil & Gas Co.*	331	3,383
CVR Energy, Inc.	239	3,291
CARBO Ceramics, Inc.	294	3,216
PHI, Inc.*	177	3,216
Abraxas Petroleum Corp.*	1,867	3,155
Pacific Ethanol, Inc.*	434	2,999
Eclipse Resources Corp.*	861	2,833
EP Energy Corp. — Class A*	585	2,562
Westmoreland Coal Co.*	279	2,472
Era Group, Inc.*	296	2,383
Independence Contract Drilling, Inc.*	453	2,378
FuelCell Energy, Inc.*	434	2,352
Dawson Geophysical Co.*	305	2,327
Evolution Petroleum Corp.	369	2,317
EXCO Resources, Inc.*	2,117	2,265
Northern Oil and Gas, Inc.*	707	1,895
Jones Energy, Inc. — Class A*	448	1,595
Adams Resources & Energy, Inc.	32	1,258
Willbros Group, Inc.*	654	1,230
Vivint Solar, Inc.*	344	1,087
W&T Offshore, Inc.*	538	947
Isramco, Inc.*	11	917
Erin Energy Corp.*	219	515
Earthstone Energy, Inc.*	31	267
Total Energy		817,113

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® FUND

	Shares	Value

Diversified - 0.1%
HRG Group, Inc.*	1,794	$28,166
Wins Finance Holdings, Inc.*	21	621
Total Diversified		28,787

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	458	12,906

Health Care - 0.0%
Integer Holdings Corp.*	462	10,021
Aptevo Therapeutics, Inc.*	246	630
Total Health Care		10,651

Total Common Stocks
(Cost $23,706,932)		26,293,800

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	86	—
Leap Wireless International, Inc.
Expires 03/06/17	1,211	—
Dyax Corp.
Expires 01/25/17	757	—
Total Rights
(Cost $1,618)		—

	Face Amount

FEDERAL AGENCY NOTES†† - 8.6%
Federal Farm Credit Bank[5]
0.67% due 09/12/18[1]	$3,000,000	2,997,672
Total Federal Agency Notes
(Cost $2,999,412)		2,997,672

REPURCHASE AGREEMENTS††,2 - 27.7%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	5,132,264	5,132,264
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	4,495,350	4,495,350
Total Repurchase Agreements
(Cost $9,627,614)		9,627,614

Total Investments - 112.1%
(Cost $36,335,576)		$38,919,086
Other Assets & Liabilities, net - (12.1)%		(4,204,832)
Total Net Assets - 100.0%		$34,714,254

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,743,400)	22	$36,008

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 Russell 2000 Index Swap 0.13%[4], Terminating 11/01/16 (Notional Value $3,048,114)	2,435	$33,882
Goldman Sachs International October 2016 Russell 2000 Index Swap 0.30%[4], Terminating 10/26/16 (Notional Value $811,396)	648	7,452
Barclays Bank plc October 2016 Russell 2000 Index Swap 0.30%[4], Terminating 10/31/16 (Notional Value $1,830,251)	1,462	(5,203)
(Total Notional Value $5,689,761)		$36,131

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
RUSSELL 2000® FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$26,293,800	$—	$—	$—	$—	$26,293,800
Equity Futures Contracts	—	36,008	—	—	—	36,008
Equity Index Swap Agreements	—	—	—	41,334	—	41,334
Federal Agency Notes	—	—	2,997,672	—	—	2,997,672
Repurchase Agreements	—	—	9,627,614	—	—	9,627,614
Rights	—	—	—	—	—	—
Total	$26,293,800	$36,008	$12,625,286	$41,334	$—	$38,996,428

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$5,203	$—	$5,203

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $26,707,962)	$29,291,472
Repurchase agreements, at value (cost $9,627,614)	9,627,614
Total investments (cost $36,335,576)	38,919,086
Segregated cash with broker	659,800
Unrealized appreciation on swap agreements	41,334
Cash	513
Receivables:
Variation margin	23,760
Fund shares sold	43,710
Dividends	25,432
Interest	1,160
Total assets	39,714,795

Liabilities:
Unrealized depreciation on swap agreements	5,203
Payable for:
Securities purchased	4,906,687
Fund shares redeemed	28,730
Management fees	22,740
Distribution and service fees	9,495
Transfer agent and administrative fees	7,580
Swap settlement	5,712
Portfolio accounting fees	4,548
Miscellaneous	9,846
Total liabilities	5,000,541
Commitments and contingent liabilities (Note 13)	—
Net assets	$34,714,254

Net assets consist of:
Paid in capital	$33,354,337
Accumulated net investment loss	(227,874)
Accumulated net realized loss on investments	(1,067,858)
Net unrealized appreciation on investments	2,655,649
Net assets	$34,714,254

A-Class:
Net assets	$12,610,836
Capital shares outstanding	335,106
Net asset value per share	$37.63
Maximum offering price per share (Net asset value divided by 95.25%)	$39.51

C-Class:
Net assets	$3,015,064
Capital shares outstanding	87,685
Net asset value per share	$34.39

H-Class:
Net assets	$19,088,354
Capital shares outstanding	508,532
Net asset value per share	$37.54

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $91)	$143,885
Interest	18,185
Other income	87
Total investment income	162,157

Expenses:
Management fees	132,571
Transfer agent and administrative fees	44,191
Distribution and service fees:
A-Class	17,067
C-Class	14,963
H-Class	23,385
Portfolio accounting fees	26,515
Custodian fees	2,075
Trustees’ fees*	1,599
Line of credit fees	134
Miscellaneous	34,437
Total expenses	296,937
Net investment loss	(134,780)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$544,164
Swap agreements	1,217,787
Futures contracts	383,050
Net realized gain	2,145,001
Net change in unrealized appreciation (depreciation) on:
Investments	1,467,408
Swap agreements	(188,214)
Futures contracts	(5,303)
Net change in unrealized appreciation (depreciation)	1,273,891
Net realized and unrealized gain	3,418,892
Net increase in net assets resulting from operations	$3,284,112

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(134,780)	$(353,047)
Net realized gain (loss) on investments	2,145,001	(2,172,044)
Net change in unrealized appreciation (depreciation) on investments	1,273,891	771,104
Net increase (decrease) in net assets resulting from operations	3,284,112	(1,753,987)

Distributions to shareholders from:
Net realized gains
A-Class	—	(378,494)
C-Class	—	(84,593)
H-Class	—	(279,804)
Total distributions to shareholders	—	(742,891)

Capital share transactions:
Proceeds from sale of shares
A-Class	16,350,794	44,154,351
C-Class	2,089,446	14,311,898
H-Class	110,006,453	344,016,927
Distributions reinvested
A-Class	—	344,126
C-Class	—	76,580
H-Class	—	275,570
Cost of shares redeemed
A-Class	(17,376,842)	(44,563,233)
C-Class	(2,183,479)	(15,370,265)
H-Class	(138,460,846)	(325,825,130)
Net increase (decrease) from capital share transactions	(29,574,474)	17,420,824
Net increase (decrease) in net assets	(26,290,362)	14,923,946

Net assets:
Beginning of period	61,004,616	46,080,670
End of period	$34,714,254	$61,004,616
Accumulated net investment loss at end of period	$(227,874)	$(93,094)

Capital share activity:
Shares sold
A-Class	456,054	1,257,318
C-Class	64,588	422,747
H-Class	3,181,963	9,826,186
Shares issued from reinvestment of distributions
A-Class	—	9,852
C-Class	—	2,386
H-Class	—	7,908
Shares redeemed
A-Class	(478,301)	(1,267,797)
C-Class	(66,587)	(453,761)
H-Class	(4,054,986)	(9,171,878)
Net increase (decrease) in shares	(897,269)	632,961

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$33.56	$38.88	$37.80	$32.26	$28.20	$28.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.29)	(.25)	(.27)	(.13)	(.23)
Net gain (loss) on investments (realized and unrealized)	4.19	(4.12)	2.61	7.54	4.19	(.11)
Total from investment operations	4.07	(4.41)	2.36	7.27	4.06	(.34)
Less distributions from:
Net realized gains	—	(.91)	(1.28)	(1.73)	—	—
Total distributions	—	(.91)	(1.28)	(1.73)	—	—
Net asset value, end of period	$37.63	$33.56	$38.88	$37.80	$32.26	$28.20

Total Return[c]	12.13%	(11.43%)	6.42%	22.87%	14.40%	(1.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,611	$11,993	$13,920	$3,219	$3,723	$670
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.83%)	(0.67%)	(0.77%)	(0.44%)	(0.89%)
Total expenses	1.61%	1.59%	1.57%	1.60%	1.55%	1.58%
Portfolio turnover rate	200%	442%	947%	267%	160%	121%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$30.78	$36.00	$35.36	$30.54	$26.90	$27.46
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.51)	(.60)	(.48)	(.31)	(.46)
Net gain (loss) on investments (realized and unrealized)	3.84	(3.80)	2.52	7.03	3.95	(.10)
Total from investment operations	3.61	(4.31)	1.92	6.55	3.64	(.56)
Less distributions from:
Net realized gains	—	(.91)	(1.28)	(1.73)	—	—
Total distributions	—	(.91)	(1.28)	(1.73)	—	—
Net asset value, end of period	$34.39	$30.78	$36.00	$35.36	$30.54	$26.90

Total Return[c]	11.70%	(12.07%)	5.61%	21.78%	13.53%	(2.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,015	$2,760	$4,259	$3,245	$2,599	$6,285
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.56%)	(1.77%)	(1.47%)	(1.19%)	(1.83%)
Total expenses	2.36%	2.35%	2.57%	2.37%	2.31%	2.34%
Portfolio turnover rate	200%	442%	947%	267%	160%	121%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$33.48	$38.79	$37.73	$32.25	$28.16	$28.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.35)	(.28)	(.27)	(.12)	(.22)
Net gain (loss) on investments (realized and unrealized)	4.19	(4.05)	2.62	7.48	4.21	(.14)
Total from investment operations	4.06	(4.40)	2.34	7.21	4.09	(.36)
Less distributions from:
Net realized gains	—	(.91)	(1.28)	(1.73)	—	—
Total distributions	—	(.91)	(1.28)	(1.73)	—	—
Net asset value, end of period	$37.54	$33.48	$38.79	$37.73	$32.25	$28.16

Total Return[c]	12.10%	(11.43%)	6.37%	22.69%	14.52%	(1.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,088	$46,251	$27,902	$44,185	$101,053	$63,447
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.97%)	(0.77%)	(0.78%)	(0.42%)	(0.83%)
Total expenses	1.61%	1.60%	1.58%	1.59%	1.52%	1.58%
Portfolio turnover rate	200%	442%	947%	267%	160%	121%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	6.9%
Guggenheim Strategy Fund II	6.8%
Total	13.7%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 13.7%
Guggenheim Strategy Fund I1	24,377	$609,191
Guggenheim Strategy Fund II1	24,220	604,038
Total Mutual Funds
(Cost $1,204,971)		1,213,229

	Face Amount

FEDERAL AGENCY NOTES†† - 11.3%
Federal Farm Credit Bank[6]
0.67% due 09/12/18[2]	$1,000,000	999,224
Total Federal Agency Notes
(Cost $999,804)		999,224

REPURCHASE AGREEMENTS††,3 - 67.4%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	3,258,999	3,258,999
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[4]	2,684,838	2,684,838
Total Repurchase Agreements
(Cost $5,943,837)		5,943,837

Total Investments - 92.4%
(Cost $8,148,612)		$8,156,290
Other Assets & Liabilities, net - 7.6%		668,475
Total Net Assets - 100.0%		$8,824,765

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $748,200)	6	$(5,352)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 Russell 2000 Index Swap (0.20%)[5], Terminating 10/31/16 (Notional Value $5,201,473)	4,156	$14,098
Goldman Sachs International October 2016 Russell 2000 Index Swap 0.00%[5], Terminating 10/26/16 (Notional Value $575,256)	460	(5,311)
BNP Paribas November 2016 Russell 2000 Index Swap (0.36%)[5], Terminating 11/01/16 (Notional Value $2,268,980)	1,813	(25,262)
(Total Notional Value $8,045,709)		$(16,475)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
plc — Public Limited Company

See Sector Classification in Other Information section.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$14,098	$—	$14,098
Federal Agency Notes	—	—	999,224	—	—	999,224
Mutual Funds	1,213,229	—	—	—	—	1,213,229
Repurchase Agreements	—	—	5,943,837	—	—	5,943,837
Total	$1,213,229	$—	$6,943,061	$14,098	$—	$8,170,388

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$5,352	$—	$—	$—	$5,352
Equity Index Swap Agreements	—	—	—	30,573	—	30,573
Total	$—	$5,352	$—	$30,573	$—	$35,925

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $999,804)	$999,224
Investments in affiliated issuers, at value (cost $1,204,971)	1,213,229
Repurchase agreements, at value (cost $5,943,837)	5,943,837
Total investments (cost $8,148,612)	8,156,290
Segregated cash with broker	485,400
Unrealized appreciation on swap agreements	14,098
Receivables:
Fund shares sold	221,951
Dividends	1,872
Interest	415
Total assets	8,880,026

Liabilities:
Unrealized depreciation on swap agreements	30,573
Payable for:
Fund shares redeemed	11,005
Management fees	7,177
Variation margin	6,480
Distribution and service fees	2,849
Transfer agent and administrative fees	1,994
Portfolio accounting fees	797
Miscellaneous	(5,614)
Total liabilities	55,261
Commitments and contingent liabilities (Note 13)	—
Net assets	$8,824,765

Net assets consist of:
Paid in capital	$58,858,984
Accumulated net investment loss	(278,922)
Accumulated net realized loss on investments	(49,741,148)
Net unrealized depreciation on investments	(14,149)
Net assets	$8,824,765

A-Class:
Net assets	$506,681
Capital shares outstanding	18,965
Net asset value per share	$26.72
Maximum offering price per share (Net asset value divided by 95.25%)	$28.05

C-Class:
Net assets	$1,392,524
Capital shares outstanding	57,312
Net asset value per share	$24.30

H-Class:
Net assets	$6,925,560
Capital shares outstanding	258,529
Net asset value per share	$26.79

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$20,756
Interest	18,660
Total investment income	39,416

Expenses:
Management fees	66,554
Transfer agent and administrative fees	18,487
Distribution and service fees:
A-Class	2,492
C-Class	7,727
H-Class	14,063
Portfolio accounting fees	7,395
Registration fees	13,088
Professional fees	7,683
Pricing service expense	7,187
Trustees’ fees*	1,074
Custodian fees	862
Miscellaneous	(13,948)
Total expenses	132,664
Net investment loss	(93,248)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	14,887
Investments in unaffiliated issuers	(715)
Swap agreements	(2,320,856)
Futures contracts	12,480
Net realized loss	(2,294,204)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,945
Investments in affiliated issuers	5,566
Swap agreements	326,387
Futures contracts	(2,853)
Net change in unrealized appreciation (depreciation)	335,045
Net realized and unrealized loss	(1,959,159)
Net decrease in net assets resulting from operations	$(2,052,407)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(93,248)	$(478,582)
Net realized loss on investments	(2,294,204)	(1,808,075)
Net change in unrealized appreciation (depreciation) on investments	335,045	(283,532)
Net decrease in net assets resulting from operations	(2,052,407)	(2,570,189)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,688,369	9,085,916
C-Class	471,953	1,059,867
H-Class	46,645,582	505,306,463
Cost of shares redeemed
A-Class	(6,785,532)	(6,953,249)
C-Class	(580,947)	(1,084,198)
H-Class	(74,799,559)	(471,955,412)
Net increase (decrease) from capital share transactions	(30,360,134)	35,459,387
Net increase (decrease) in net assets	(32,412,541)	32,889,198

Net assets:
Beginning of period	41,237,306	8,348,108
End of period	$8,824,765	$41,237,306
Accumulated net investment loss at end of period	$(278,922)	$(185,674)

Capital share activity:
Shares sold
A-Class	154,943	278,747
C-Class	17,054	36,768
H-Class	1,591,800	15,797,309
Shares redeemed
A-Class	(226,844)	(218,466)
C-Class	(21,339)	(37,693)
H-Class	(2,524,132)	(14,803,569)
Net increase (decrease) in shares	(1,008,518)	1,053,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$30.76	$29.22	$33.01	$43.21	$52.38	$59.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.39)	(.46)	(.61)	(.81)	(1.02)
Net gain (loss) on investments (realized and unrealized)	(3.87)	1.93	(3.33)	(9.59)	(8.36)	(5.91)
Total from investment operations	(4.04)	1.54	(3.79)	(10.20)	(9.17)	(6.93)
Net asset value, end of period	$26.72	$30.76	$29.22	$33.01	$43.21	$52.38

Total Return[c]	(13.13%)	5.27%	(11.48%)	(23.59%)	(17.53%)	(11.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$507	$2,795	$894	$7,302	$635	$612
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.23%)	(1.40%)	(1.69%)	(1.60%)	(1.66%)
Total expenses[d]	1.71%	1.70%	1.71%	1.72%	1.72%	1.75%
Portfolio turnover rate	39%	584%	189%	—	—	—

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$28.07	$26.86	$30.59	$40.30	$49.22	$56.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.58)	(.63)	(.83)	(1.14)	(1.41)
Net gain (loss) on investments (realized and unrealized)	(3.52)	1.79	(3.10)	(8.88)	(7.78)	(5.51)
Total from investment operations	(3.77)	1.21	(3.73)	(9.71)	(8.92)	(6.92)
Net asset value, end of period	$24.30	$28.07	$26.86	$30.59	$40.30	$49.22

Total Return[c]	(13.47%)	4.50%	(12.19%)	(24.08%)	(18.16%)	(12.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,393	$1,729	$1,680	$568	$409	$837
Ratios to average net assets:
Net investment income (loss)	(1.93%)	(2.08%)	(2.13%)	(2.45%)	(2.35%)	(2.43%)
Total expenses[d]	2.46%	2.45%	2.45%	2.47%	2.47%	2.51%
Portfolio turnover rate	39%	584%	189%	—	—	—

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$30.83	$29.30	$33.11	$43.26	$52.42	$59.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.41)	(.46)	(.65)	(.84)	(1.05)
Net gain (loss) on investments (realized and unrealized)	(3.87)	1.94	(3.35)	(9.50)	(8.32)	(5.90)
Total from investment operations	(4.04)	1.53	(3.81)	(10.15)	(9.16)	(6.95)
Net asset value, end of period	$26.79	$30.83	$29.30	$33.11	$43.26	$52.42

Total Return[c]	(13.10%)	5.22%	(11.51%)	(23.46%)	(17.46%)	(11.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,926	$36,713	$5,775	$11,691	$12,822	$17,283
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.28%)	(1.41%)	(1.69%)	(1.62%)	(1.70%)
Total expenses[d]	1.71%	1.70%	1.70%	1.72%	1.74%	1.77%
Portfolio turnover rate	39%	584%	189%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2104.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

FUND PROFILE (Unaudited)	September 30, 2016

DOW JONES INDUSTRIAL AVERAGE® FUND

OBJECTIVE: Seeks to provide investment results that match before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Dow Jones Industrial Average® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	December 1, 2015
C-Class	December 1, 2015
H-Class	December 1, 2015

Ten Largest Holdings (% of Total Net Assets)
3M Co.	5.6%
Goldman Sachs Group, Inc.	5.1%
International Business Machines Corp.	5.0%
Guggenheim Strategy Fund II	4.9%
Guggenheim Strategy Fund I	4.9%
UnitedHealth Group, Inc.	4.4%
Boeing Co.	4.2%
Home Depot, Inc.	4.1%
Johnson & Johnson	3.7%
McDonald’s Corp.	3.6%
Top Ten Total	45.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
DOW JONES INDUSTRIAL AVERAGE® FUND

	Shares	Value

COMMON STOCKS† - 84.4%

Industrial - 16.7%
3M Co.	12,336	$2,173,974
Boeing Co.	12,336	1,625,145
United Technologies Corp.	12,336	1,253,338
Caterpillar, Inc.	12,336	1,095,067
General Electric Co.	12,336	365,392
Total Industrial		6,512,916

Financial - 15.4%
Goldman Sachs Group, Inc.	12,336	1,989,426
Travelers Companies, Inc.	12,336	1,413,089
Visa, Inc. — Class A	12,336	1,020,188
JPMorgan Chase & Co.	12,336	821,454
American Express Co.	12,336	789,997
Total Financial		6,034,154

Consumer, Non-cyclical - 15.4%
UnitedHealth Group, Inc.	12,336	1,727,040
Johnson & Johnson	12,336	1,457,251
Procter & Gamble Co.	12,336	1,107,156
Merck & Company, Inc.	12,336	769,890
Coca-Cola Co.	12,336	522,060
Pfizer, Inc.	12,336	417,820
Total Consumer, Non-cyclical		6,001,217

Consumer, Cyclical - 11.6%
Home Depot, Inc.	12,336	1,587,397
McDonald’s Corp.	12,336	1,423,081
Wal-Mart Stores, Inc.	12,336	889,672
NIKE, Inc. — Class B	12,336	649,490
Total Consumer, Cyclical		4,549,640

Technology - 11.6%
International Business Machines Corp.	12,336	1,959,573
Apple, Inc.	12,336	1,394,585
Microsoft Corp.	12,336	710,554
Intel Corp.	12,336	465,684
Total Technology		4,530,396

Energy - 6.0%
Chevron Corp.	12,336	1,269,621
Exxon Mobil Corp.	12,336	1,076,686
Total Energy		2,346,307

Communications - 5.6%
Walt Disney Co.	12,336	1,145,521
Verizon Communications, Inc.	12,336	641,225
Cisco Systems, Inc.	12,336	391,298
Total Communications		2,178,044

Basic Materials - 2.1%
EI du Pont de Nemours & Co.	12,336	826,142

Total Common Stocks
(Cost $32,166,265)		32,978,816

MUTUAL FUNDS† - 9.8%
Guggenheim Strategy Fund II1	77,162	$1,924,408
Guggenheim Strategy Fund I1	76,918	1,922,170
Total Mutual Funds
(Cost $3,827,834)		3,846,578

	Face Amount

REPURCHASE AGREEMENTS††,2 - 5.3%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$1,065,577	1,065,577
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	996,096	996,096
Total Repurchase Agreements
(Cost $2,061,673)		2,061,673

Total Investments - 99.5%
(Cost $38,055,772)		$38,887,067
Other Assets & Liabilities, net - 0.5%		200,493
Total Net Assets - 100.0%		$39,087,560

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $728,560)	8	$9,813

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 Swap 0.78%[4], Terminating 11/01/16 (Notional Value $4,453,662)	243	$39,820
Barclays Bank plc October 2016 Swap 0.80%[4], Terminating 10/31/16 (Notional Value $871,072)	48	(1,542)
(Total Notional Value $5,324,734)		$38,278

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
DOW JONES INDUSTRIAL AVERAGE® FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate effective September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$32,978,816	$—	$—	$—	$—	$32,978,816
Equity Futures Contracts	—	9,813	—	—	—	9,813
Equity Index Swap Agreements	—	—	—	39,820	—	39,820
Mutual Funds	3,846,578	—	—	—	—	3,846,578
Repurchase Agreements	—	—	2,061,673	—	—	2,061,673
Total	$36,825,394	$9,813	$2,061,673	$39,820	$—	$38,936,700

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$1,542	$—	$1,542

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $32,166,265)	$32,978,816
Investments in affiliated issuers, at value (cost $3,827,834)	3,846,578
Repurchase agreements, at value (cost $2,061,673)	2,061,673
Total investments (cost $38,055,772)	38,887,067
Segregated cash with broker	228,400
Unrealized appreciation on swap agreements	39,820
Receivables:
Swap settlement	890
Variation margin	4,680
Fund shares sold	49,145
Dividends	12,200
Interest	21
Total assets	39,222,223

Liabilities:
Unrealized depreciation on swap agreements	1,542
Payable for:
Fund shares redeemed	87,035
Management fees	18,983
Distribution and service fees	6,981
Transfer agent and administrative fees	6,328
Portfolio accounting fees	2,531
Miscellaneous	11,263
Total liabilities	134,663
Commitments and contingent liabilities (Note 13)	—
Net assets	$39,087,560

Net assets consist of:
Paid in capital	$38,165,457
Undistributed net investment income	84,313
Accumulated net realized loss on investments	(41,596)
Net unrealized appreciation on investments	879,386
Net assets	$39,087,560

A-Class:
Net assets	$4,438,890
Capital shares outstanding	85,929
Net asset value per share	$51.66
Maximum offering price per share (Net asset value divided by 95.25%)	$54.24

C-Class:
Net assets	$1,198,045
Capital shares outstanding	23,342
Net asset value per share	$51.33

H-Class:
Net assets	$33,450,625
Capital shares outstanding	647,176
Net asset value per share	$51.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$273,623
Dividends from securities of affiliated issuers	27,237
Interest	6,274
Total investment income	307,134

Expenses:
Management fees	105,614
Transfer agent and administrative fees	35,205
Distribution and service fees:
A-Class	10,193
C-Class	4,484
H-Class	23,891
Portfolio accounting fees	14,082
Custodian fees	1,785
Trustees’ fees*	1,421
Line of credit fees	10
Miscellaneous	26,136
Total expenses	222,821
Net investment income	84,313

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	525,716
Investments in affiliated issuers	3,249
Swap agreements	(292,956)
Futures contracts	72,641
Net realized gain	308,650
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	59,226
Investments in affiliated issuers	19,448
Swap agreements	(4,967)
Futures contracts	(150,905)
Net change in unrealized appreciation (depreciation)	(77,198)
Net realized and unrealized gain	231,452
Net increase in net assets resulting from operations	$315,765

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Period Ended March 31, 2016[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$84,313	$(10,240)
Net realized gain (loss) on investments	308,650	(350,012)
Net change in unrealized appreciation (depreciation) on investments	(77,198)	956,584
Net increase in net assets resulting from operations	315,765	596,332

Capital share transactions:
Proceeds from sale of shares
A-Class	7,041,976	62,850,014
C-Class	766,721	930,648
H-Class	190,729,324	34,887,020
Cost of shares redeemed
A-Class	(47,086,294)	(19,048,769)
C-Class	(335,756)	(221,789)
H-Class	(176,349,994)	(15,987,638)
Net increase (decrease) from capital share transactions	(25,234,023)	63,409,486
Net increase (decrease) in net assets	(24,918,258)	64,005,818

Net assets:
Beginning of year	64,005,818	—
End of year	$39,087,560	$64,005,818
Undistributed net investment income at end of year	$84,313	$—

Capital share activity:
Shares sold
A-Class	140,446	1,299,093
C-Class	15,384	19,674
H-Class	3,712,095	716,927
Shares redeemed
A-Class	(948,609)	(405,001)
C-Class	(6,835)	(4,881)
H-Class	(3,446,479)	(335,367)
Net increase (decrease) in shares	(533,998)	1,290,445

[a]	Since commencement of operations: December 1, 2015.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$49.60	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.10	(.03)
Net gain (loss) on investments (realized and unrealized)	1.96	(.37)
Total from investment operations	2.06	(.40)
Net asset value, end of period	$51.66	$49.60

Total Return[e]	4.13%	(0.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,439	$44,351
Ratios to average net assets:
Net investment income (loss)	0.38%	(0.21%)
Total expenses[d]	1.55%	1.55%
Portfolio turnover rate	413%	98%

C-Class	Period Ended September 30, 2016[a]	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$49.47	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.07)	(.07)
Net gain (loss) on investments (realized and unrealized)	1.93	(.46)
Total from investment operations	1.86	(.53)
Net asset value, end of period	$51.33	$49.47

Total Return[e]	3.74%	(1.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,198	$732
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.43%)
Total expenses[d]	2.30%	2.30%
Portfolio turnover rate	413%	98%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$49.59	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.19	(.03)
Net gain (loss) on investments (realized and unrealized)	1.91	(.38)
Total from investment operations	2.10	(.41)
Net asset value, end of period	$51.69	$49.59

Total Return[e]	4.21%	(0.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,451	$18,923
Ratios to average net assets:
Net investment income (loss)	0.73%	(0.17%)
Total expenses[d]	1.55%	1.55%
Portfolio turnover rate	413%	98%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: December 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Total return does not reflect the impact of any applicable sales charges.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 3, 1994
A-Class	March 31, 2004
C-Class	May 2, 2001
H-Class	September 18, 2014

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond	38.1%
Guggenheim Strategy Fund II	13.0%
Guggenheim Strategy Fund I	7.9%
Total	59.0%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 20.9%
Guggenheim Strategy Fund II1	302,926	$7,554,969
Guggenheim Strategy Fund I1	181,882	4,545,237
Total Mutual Funds
(Cost $12,030,296)		12,100,206

	Face Amount

U.S. GOVERNMENT SECURITIES†† - 38.1%
U.S. Treasury Bond
2.25% due 08/15/46	$22,400,000	22,067,500
Total U.S. Government Securities
(Cost $21,687,032)		22,067,500

U.S. TREASURY BILLS†† - 1.0%
United States Treasury Bill
0.00% due 10/13/16[2]	600,000	599,972
Total U.S. Treasury Bills
(Cost $599,985)		599,972

REPURCHASE AGREEMENTS††,3 - 86.4%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	27,877,307	27,877,307
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	22,134,722	22,134,722
Total Repurchase Agreements
(Cost $50,012,029)		50,012,029

Total Investments - 146.4%
(Cost $84,329,342)		$84,779,707
Other Assets & Liabilities, net - (46.4)%		(26,875,531)
Total Net Assets - 100.0%		$57,904,176

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $55,865,625)	303	$286,513

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 5.
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Futures Contracts	$—	$286,513	$—	$—	$—	$286,513
Mutual Funds	12,100,206	—	—	—	—	12,100,206
Repurchase Agreements	—	—	50,012,029	—	—	50,012,029
U.S. Government Securities	—	—	22,067,500	—	—	22,067,500
U.S. Treasury Bills	—	—	599,972	—	—	599,972
Total	$12,100,206	$286,513	$72,679,501	$—	$—	$85,066,220

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $22,287,017)	$22,667,472
Investments in affiliated issuers, at value (cost $12,030,296)	12,100,206
Repurchase agreements, at value (cost $50,012,029)	50,012,029
Total investments (cost $84,329,342)	84,779,707
Segregated cash with broker	2,015,812
Receivables:
Securities sold	36,056,719
Fund shares sold	7,775,062
Dividends	21,803
Interest	279,113
Total assets	130,928,216

Liabilities:
Payable for:
Fund shares redeemed	71,873,202
Variation margin	960,935
Management fees	36,849
Transfer agent and administrative fees	14,740
Portfolio accounting fees	7,370
Distribution and service fees	6,200
Miscellaneous	124,744
Total liabilities	73,024,040
Commitments and contingent liabilities (Note 13)	—
Net assets	$57,904,176

Net assets consist of:
Paid in capital	$44,500,783
Undistributed net investment income	1,039
Accumulated net realized gain on investments	12,665,476
Net unrealized appreciation on investments	736,878
Net assets	$57,904,176

Investor Class:
Net assets	$44,590,393
Capital shares outstanding	708,477
Net asset value per share	$62.94

A-Class:
Net assets	$2,784,733
Capital shares outstanding	43,957
Net asset value per share	$63.35
Maximum offering price per share (Net asset value divided by 95.25%)	$66.51

C-Class:
Net assets	$3,062,032
Capital shares outstanding	48,646
Net asset value per share	$62.95

H-Class:
Net assets	$7,467,018
Capital shares outstanding	117,709
Net asset value per share	$63.44

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$1,035,456
Dividends from securities of affiliated issuers	156,755
Total investment income	1,192,211

Expenses:
Management fees	281,155
Transfer agent and administrative fees	112,462
Distribution and service fees:
A-Class	5,511
C-Class	18,216
H-Class	51,096
Portfolio accounting fees	56,230
Registration fees	42,213
Custodian fees	7,031
Trustees’ fees*	4,851
Line of credit fees	1,777
Miscellaneous	39,278
Total expenses	619,820
Net investment income	572,391

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	9,512,519
Investments in affiliated issuers	109,933
Futures contracts	4,413,413
Net realized gain	14,035,865
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(955,505)
Investments in affiliated issuers	57,303
Futures contracts	(1,218,369)
Net change in unrealized appreciation (depreciation)	(2,116,571)
Net realized and unrealized gain	11,919,294
Net increase in net assets resulting from operations	$12,491,685

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$572,391	$1,571,845
Net realized gain on investments	14,035,865	17,793,226
Net change in unrealized appreciation (depreciation) on investments	(2,116,571)	(1,775,157)
Net increase in net assets resulting from operations	12,491,685	17,589,914

Distributions to shareholders from:
Net investment income
Investor Class	(362,286)	(951,034)
Advisor Class	—	(40,983)*
A-Class	(20,286)	(53,217)
C-Class	(2,885)	(29,111)
H-Class	(185,895)	(903,740)
Total distributions to shareholders	(571,352)	(1,978,085)

Capital share transactions:
Proceeds from sale of shares
Investor Class	523,683,912	883,887,497
Advisor Class	—	209,857,554 *
A-Class	3,324,812	40,024,720
C-Class	4,608,556	10,755,886
H-Class	1,004,427,230	3,211,356,226
Distributions reinvested
Investor Class	363,855	945,843
Advisor Class	—	40,282 *
A-Class	15,413	49,337
C-Class	2,702	26,814
H-Class	186,035	902,679
Cost of shares redeemed
Investor Class	(539,199,076)	(897,206,827)
Advisor Class	—	(212,004,112)*
A-Class	(10,065,332)	(34,656,013)
C-Class	(5,085,734)	(10,299,100)
H-Class	(1,055,051,013)	(3,257,317,015)
Conversion activity*
Advisor Class	—	(7,238,724)
H-Class	—	7,238,724
Net decrease from capital share transactions	(72,788,640)	(53,636,229)
Net decrease in net assets	(60,868,307)	(38,024,400)

Net assets:
Beginning of period	118,772,483	156,796,883
End of period	$57,904,176	$118,772,483
Undistributed net investment income at end of period	$1,039	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Capital share activity:
Shares sold
Investor Class	8,415,151	16,290,807
Advisor Class	—	3,932,239 *
A-Class	54,644	741,077
C-Class	74,999	196,471
H-Class	16,195,774	58,647,379
Shares issued from reinvestment of distributions
Investor Class	5,885	17,306
Advisor Class	—	756 *
A-Class	249	905
C-Class	44	498
H-Class	3,012	16,483
Shares redeemed
Investor Class	(8,683,274)	(16,377,059)
Advisor	—	(3,973,055)*
A-Class	(172,258)	(645,888)
C-Class	(82,755)	(189,233)
H-Class	(16,928,950)	(59,266,476)
Conversion activity*
Advisor Class	—	(133,556)
H-Class	—	131,901
Net decrease in shares	(1,117,479)	(609,445)

*	Effective September 30, 2015, all outstanding Advisor Class shares converted into H-Class shares — See Note 11.

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$58.12	$59.12	$45.80	$48.55	$44.73	$34.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.76	.63	.61	.57	.96
Net gain (loss) on investments (realized and unrealized)	4.82	(.67)	13.34	(2.76)	4.21	10.45
Total from investment operations	5.17	.09	13.97	(2.15)	4.78	11.41
Less distributions from:
Net investment income	(.35)	(1.09)	(.65)	(.60)	(.72)	(.96)
Net realized gains	—	—	—	—	(.24)	—
Total distributions	(.35)	(1.09)	(.65)	(.60)	(.96)	(.96)
Net asset value, end of period	$62.94	$58.12	$59.12	$45.80	$48.55	$44.73

Total Return[c]	8.91%	0.33%	30.66%	(4.37%)	10.63%	33.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,590	$56,419	$61,460	$43,573	$281,800	$43,709
Ratios to average net assets:
Net investment income (loss)	1.14%	1.39%	1.21%	1.22%	1.15%	2.24%
Total expenses[d]	0.97%	0.94%	0.95%	0.97%	0.95%	0.95%
Portfolio turnover rate	1,118%	2,699%	1,932%	2,661%	1,759%	2,322%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$58.50	$59.47	$46.07	$48.73	$44.77	$34.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.64	.51	.48	.48	.87
Net gain (loss) on investments (realized and unrealized)	4.85	(.65)	13.42	(2.65)	4.29	10.43
Total from investment operations	5.13	(.01)	13.93	(2.17)	4.77	11.30
Less distributions from:
Net investment income	(.28)	(.96)	(.53)	(.49)	(.57)	(.87)
Net realized gains	—	—	—	—	(.24)	—
Total distributions	(.28)	(.96)	(.53)	(.49)	(.81)	(.87)
Net asset value, end of period	$63.35	$58.50	$59.47	$46.07	$48.73	$44.77

Total Return[c]	8.78%	0.12%	30.37%	(4.40%)	10.62%	33.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,785	$9,438	$3,879	$1,724	$15,476	$10,885
Ratios to average net assets:
Net investment income (loss)	0.92%	1.16%	0.97%	1.04%	0.94%	2.02%
Total expenses[d]	1.22%	1.20%	1.20%	1.22%	1.20%	1.20%
Portfolio turnover rate	1,118%	2,699%	1,932%	2,661%	1,759%	2,322%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$58.13	$59.09	$45.79	$48.51	$44.63	$34.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.22	.13	.12	.15	.57
Net gain (loss) on investments (realized and unrealized)	4.83	(.64)	13.30	(2.71)	4.21	10.35
Total from investment operations	4.87	(.42)	13.43	(2.59)	4.36	10.92
Less distributions from:
Net investment income	(.05)	(.54)	(.13)	(.13)	(.24)	(.54)
Net realized gains	—	—	—	—	(.24)	—
Total distributions	(.05)	(.54)	(.13)	(.13)	(.48)	(.54)
Net asset value, end of period	$62.95	$58.13	$59.09	$45.79	$48.51	$44.63

Total Return[c]	8.36%	(0.62%)	29.37%	(5.33%)	9.69%	32.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,062	$3,276	$2,873	$3,198	$4,594	$4,451
Ratios to average net assets:
Net investment income (loss)	0.15%	0.41%	0.26%	0.34%	0.31%	1.32%
Total expenses[d]	1.97%	1.95%	1.95%	1.97%	1.94%	1.95%
Portfolio turnover rate	1,118%	2,699%	1,932%	2,661%	1,759%	2,322%

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Period Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$58.55	$59.44	$48.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.61	.28
Net gain (loss) on investments (realized and unrealized)	4.89	(.54)	10.59
Total from investment operations	5.17	.07	10.87
Less distributions from:
Net investment income	(.28)	(.96)	(.26)
Total distributions	(.28)	(.96)	(.26)
Net asset value, end of period	$63.44	$58.55	$59.44

Total Return[c]	8.82%	0.26%	22.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,467	$49,639	$78,382
Ratios to average net assets:
Net investment income (loss)	0.91%	1.11%	0.89%
Total expenses[d]	1.22%	1.20%	1.18%
Portfolio turnover rate	1,118%	2,699%	1,932%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The Portfolio turnover rate stated is for the entire period of the Funds, not since the commencement of operations of the Class.

[f]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	March 3, 1995
A-Class	March 31, 2004
C-Class	March 28, 2001
H-Class	September 18, 2014

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Federal Farm Credit Bank	36.0%
Guggenheim Strategy Fund I	8.7%
Guggenheim Strategy Fund II	7.7%
Federal Home Loan Bank	7.2%
Federal Home Loan Bank	7.2%
Farmer Mac	5.9%
Federal Farm Credit Bank	3.5%
Federal Farm Credit Bank	1.4%
Federal Farm Credit Bank	0.9%
Federal Farm Credit Bank	0.7%
Total	79.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 16.3%
Guggenheim Strategy Fund I1	483,680	$12,087,171
Guggenheim Strategy Fund II1	424,204	10,579,660
Total Mutual Funds
(Cost $22,537,267)		22,666,831

	Face Amount

FEDERAL AGENCY NOTES†† - 57.1%
Federal Farm Credit Bank[2]
0.65% due 08/10/18[3]	$50,000,000	49,968,001
0.52% due 03/09/18[3]	4,800,000	4,791,086
0.57% due 09/18/17[3]	1,875,000	1,874,820
0.72% due 06/12/18[3]	1,300,000	1,300,711
0.75% due 07/18/18[3]	1,000,000	1,000,816
0.82% due 06/13/17[3]	200,000	200,417
0.50% due 04/10/17[3]	100,000	100,000
Total Federal Farm Credit Bank		59,235,851
Federal Home Loan Bank[2]
0.56% due 12/20/17[3]	10,000,000	9,992,770
0.63% due 05/17/18[3]	10,000,000	9,992,660
Total Federal Home Loan Bank		19,985,430
Total Federal Agency Notes
(Cost $79,239,791)		79,221,281

FEDERAL AGENCY BONDS†† - 5.9%
Farmer Mac[2]
5.13% due 04/19/17	8,000,000	8,193,600
Total Federal Agency Bonds
(Cost $8,197,389)		8,193,600

U.S. TREASURY BILLS† - 1.4%
United States Treasury Bill
0.00% due 10/13/16††,4	2,000,000	1,999,906
Total U.S. Treasury Bills
(Cost $1,999,948)		1,999,906

REPURCHASE AGREEMENTS†† - 120.6%
Individual Repurchase Agreements
Barclays Capital issued 09/30/16 at (0.25)% due 10/01/16 (Secured by U.S. Treasury Bond at rate of 2.25% and maturing 08/15/46 as collateral with a value of $87,142,170) to be repurchased at $85,433,755.	85,433,500	85,433,500
Mizuho Financial Group, Inc. issued 09/30/16 at (0.15)% due 10/03/16 (Secured by U.S. Treasury Bond at rate of 2.25% and maturing 08/15/46 as collateral with a value of $36,286,250) to be repurchased at $35,574,755.	35,574,755	35,574,755
Joint Repurchase Agreements[5]
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/01/16	25,772,084	25,772,084
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	20,463,163	20,463,163
Total Repurchase Agreements
(Cost $167,243,502)		167,243,502

Total Investments - 201.3%
(Cost $279,217,897)		$279,325,120

U.S. Government Securities Sold Short†† - (76.6)%
U.S. Treasury Bond
2.25% due 08/15/46	108,000,000	(106,396,875)
Total U.S. Government Securities Sold Short
(Proceeds $107,872,981)		(106,396,875)
Other Assets & Liabilities, net - (24.7)%		(34,240,524)
Total Net Assets - 100.0%		$138,687,721

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $38,350,000)	208	$500,735

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 5.
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Bonds	$—	$—	$8,193,600	$—	$8,193,600
Federal Agency Notes	—	—	79,221,281	—	79,221,281
Interest Rate Futures Contracts	—	500,735	—	—	500,735
Mutual Funds	22,666,831	—	—	—	22,666,831
Repurchase Agreements	—	—	167,243,502	—	167,243,502
U.S. Treasury Bills	—	—	1,999,906	—	1,999,906
Total	$22,666,831	$500,735	$256,658,289	$—	$279,825,855

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
U.S. Government Securities	$—	$—	$106,396,875	$—	$106,396,875
Total	$—	$—	$106,396,875	$—	$106,396,875

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $89,437,128)	$89,414,787
Investments in affiliated issuers, at value (cost $22,537,267)	22,666,831
Repurchase agreements, at value (cost $167,243,502)	167,243,502
Total investments (cost $279,217,897)	279,325,120
Receivables:
Variation margin	344,500
Fund shares sold	30,617,385
Dividends	34,590
Interest	292,043
Total assets	310,613,638

Liabilities:
Securities sold short, at value (proceeds $107,872,981)	106,396,875
Overdraft due to custodian bank	9,005
Payable for:
Fund shares redeemed	49,288,469
Securities purchased	15,565,469
Management fees	143,041
Transfer agent and administrative fees	39,734
Distribution and service fees	27,548
Portfolio accounting fees	15,893
Miscellaneous	439,883
Total liabilities	171,925,917
Commitments and contingent liabilities (Note 13)	—
Net assets	$138,687,721

Net assets consist of:
Paid in capital	$525,079,033
Accumulated net investment loss	(3,503,838)
Accumulated net realized loss on investments	(384,971,538)
Net unrealized appreciation on investments	2,084,064
Net assets	$138,687,721

Investor Class:
Net assets	$87,771,969
Capital shares outstanding	2,777,525
Net asset value per share	$31.60

A-Class:
Net assets	$17,546,840
Capital shares outstanding	575,388
Net asset value per share	$30.50
Maximum offering price per share (Net asset value divided by 95.25%)	$32.02

C-Class:
Net assets	$22,368,052
Capital shares outstanding	827,453
Net asset value per share	$27.03

H-Class:
Net assets	$11,000,860
Capital shares outstanding	359,474
Net asset value per share	$30.60

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$403,490
Dividends from securities of affiliated issuers	236,106
Total investment income	639,596

Expenses:
Management fees	788,744
Transfer agent and administrative fees	219,095
Distribution and service fees:
A-Class	21,201
C-Class	124,686
H-Class	50,661
Portfolio accounting fees	87,637
Short interest expense	1,443,453
Custodian fees	10,390
Trustees’ fees*	7,377
Line of credit fees	921
Miscellaneous	128,814
Total expenses	2,882,979
Net investment loss	(2,243,383)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	45,801
Investments in affiliated issuers	83,900
Futures contracts	(7,291,824)
Securities sold short	(5,447,898)
Net realized loss	(12,610,021)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	15,075
Investments in affiliated issuers	132,699
Securities sold short	1,682,993
Futures contracts	181,754
Net change in unrealized appreciation (depreciation)	2,012,521
Net realized and unrealized loss	(10,597,500)
Net decrease in net assets resulting from operations	$(12,840,883)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,243,383)	$(6,742,953)
Net realized loss on investments	(12,610,021)	(2,550,139)
Net change in unrealized appreciation (depreciation) on investments	2,012,521	3,855,117
Net decrease in net assets resulting from operations	(12,840,883)	(5,437,975)

Capital share transactions:
Proceeds from sale of shares
Investor Class	704,811,885	419,488,684
Advisor Class	—	77,182,234 *
A-Class	5,386,254	21,327,705
C-Class	3,223,080	10,592,963
H-Class	1,612,783,208	2,119,121,239
Cost of shares redeemed
Investor Class	(700,180,695)	(430,488,671)
Advisor Class	—	(80,838,817)*
A-Class	(4,158,181)	(24,329,743)
C-Class	(6,536,455)	(17,049,334)
H-Class	(1,671,279,910)	(2,100,739,161)
Conversion activity*
Advisor Class	—	(8,597,033)
H-Class	—	8,597,033
Net decrease from capital share transactions	(55,950,814)	(5,732,901)
Net decrease in net assets	(68,791,697)	(11,170,876)

Net assets:
Beginning of period	207,479,418	218,650,294
End of period	$138,687,721	$207,479,418
Accumulated net investment loss at end of period	$(3,503,838)	$(1,260,455)

Capital share activity:
Shares sold
Investor Class	22,252,564	11,180,250
Advisor Class	—	2,146,208 *
A-Class	174,832	580,663
C-Class	115,754	319,610
H-Class	50,883,947	58,800,072
Shares redeemed
Investor Class	(22,074,298)	(11,534,880)
Advisor Class	—	(2,246,748)*
A-Class	(133,310)	(669,422)
C-Class	(235,344)	(527,194)
H-Class	(52,723,475)	(58,103,890)
Conversion activity*
Advisor Class	—	(245,419)
H-Class	—	239,405
Net decrease in shares	(1,739,329)	(61,345)

*	Effective September 30, 2015, all outstanding Advisor Class shares converted into H-Class shares — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 157

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$34.27	$35.78	$46.01	$43.94	$48.33	$65.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	(1.15)	(1.15)	(1.65)	(1.20)	(2.15)
Net gain (loss) on investments (realized and unrealized)	(2.30)	(.36)	(9.08)	3.72	(3.19)	(14.94)
Total from investment operations	(2.67)	(1.51)	(10.23)	2.07	(4.39)	(17.09)
Net asset value, end of period	$31.60	$34.27	$35.78	$46.01	$43.94	$48.33

Total Return[c]	(7.79%)	(4.22%)	(22.23%)	4.69%	(9.10%)	(26.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$87,772	$89,071	$105,696	$177,735	$143,739	$247,454
Ratios to average net assets:
Net investment income (loss)	(2.31%)	(3.07%)	(2.80%)	(3.46%)	(2.82%)	(3.99%)
Total expenses[d,g]	3.04%	3.48%	3.15%	3.50%	2.99%	4.13%
Portfolio turnover rate	877%	838%	2,190%	1,097%	1,309%	1,107%

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$33.11	$34.66	$44.68	$42.77	$47.18	$64.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(1.20)	(1.23)	(1.73)	(1.35)	(2.25)
Net gain (loss) on investments (realized and unrealized)	(2.20)	(.35)	(8.79)	3.64	(3.06)	(14.57)
Total from investment operations	(2.61)	(1.55)	(10.02)	1.91	(4.41)	(16.82)
Net asset value, end of period	$30.50	$33.11	$34.66	$44.68	$42.77	$47.18

Total Return[c]	(7.91%)	(4.47%)	(22.43%)	4.51%	(9.43%)	(26.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,547	$17,676	$21,580	$49,859	$32,842	$37,607
Ratios to average net assets:
Net investment income (loss)	(2.58%)	(3.32%)	(3.06%)	(3.73%)	(3.20%)	(4.24%)
Total expenses[d,g]	3.32%	3.75%	3.40%	3.78%	3.37%	4.38%
Portfolio turnover rate	877%	838%	2,190%	1,097%	1,309%	1,107%

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$29.46	$31.07	$40.35	$38.92	$43.25	$59.09
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(1.31)	(1.36)	(1.86)	(1.50)	(2.40)
Net gain (loss) on investments (realized and unrealized)	(1.96)	(.30)	(7.92)	3.29	(2.83)	(13.44)
Total from investment operations	(2.43)	(1.61)	(9.28)	1.43	(4.33)	(15.84)
Net asset value, end of period	$27.03	$29.46	$31.07	$40.35	$38.92	$43.25

Total Return[c]	(8.25%)	(5.18%)	(23.00%)	3.73%	(10.06%)	(26.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,368	$27,899	$35,874	$57,323	$55,404	$69,472
Ratios to average net assets:
Net investment income (loss)	(3.34%)	(4.08%)	(3.78%)	(4.45%)	(3.96%)	(4.98%)
Total expenses[d,g]	4.08%	4.50%	4.14%	4.49%	4.13%	5.12%
Portfolio turnover rate	877%	838%	2,190%	1,097%	1,309%	1,107%

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Period Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$33.12	$34.67	$41.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.42)	(1.15)	(.52)
Net gain (loss) on investments (realized and unrealized)	(2.10)	(.40)	(6.66)
Total from investment operations	(2.52)	(1.55)	(7.18)
Net asset value, end of period	$30.60	$33.12	$34.67

Total Return[c]	(7.64%)	(4.47%)	(17.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,001	$72,833	$43,800
Ratios to average net assets:
Net investment income (loss)	(2.65%)	(3.17%)	(2.75%)
Total expenses[d,g]	3.36%	3.61%	3.07%
Portfolio turnover rate	877%	838%	2,190%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The Portfolio turnover rate stated is for the entire period of the Funds, not since the commencement of operations of the Class.

[f]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.
[g]	Total expenses may include interest expense related to short sales. Excluding interest expense, the opening expense ratio for the period add years ended would be:

	9/30/16	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
Investor Class	1.41%	1.40%	1.40%	1.41%	1.39%	1.39%
A-Class	1.66%	1.65%	1.65%	1.66%	1.64%	1.65%
C-Class	2.41%	2.40%	2.40%	2.41%	2.39%	2.40%
H-Class	1.67%	1.65%	1.60%	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 159

FUND PROFILE (Unaudited)	September 30, 2016

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	2.1%
Guggenheim Strategy Fund II	1.8%
Guggenheim Strategy Fund III	1.0%
Total	4.9%

“Largest Holdings” excludes any temporary cash or derivative investments.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
HIGH YIELD STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 4.9%
Guggenheim Strategy Fund I1	482,750	$12,063,914
Guggenheim Strategy Fund II1	424,281	10,581,556
Guggenheim Strategy Fund III[1]	241,684	6,037,272
Total Mutual Funds
(Cost $28,495,924)		28,682,742

	Face Amount

U.S. TREASURY BILLS†† - 2.1%
United States Treasury Bill
0.00% due 10/13/16[2]	$12,000,000	11,999,436
Total U.S. Treasury Bills
(Cost $11,999,690)		11,999,436

FEDERAL AGENCY DISCOUNT NOTES†† - 1.2%
Freddie Mac[3]
0.17% due 10/07/16	7,267,000	7,266,794
Total Federal Agency Discount Notes
(Cost $7,266,794)		7,266,794

FEDERAL AGENCY NOTES†† - 0.6%
Federal Farm Credit Bank[4]
0.63% due 05/17/18[5]	3,000,000	2,997,798
Fannie Mae[3]
0.73% due 10/03/16[5]	500,000	500,000
Total Federal Agency Notes
(Cost $3,500,009)		3,497,798
REPURCHASE AGREEMENTS††,6 - 88.0%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	277,133,857	277,133,857
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[7]	236,383,580	236,383,580
Total Repurchase Agreements
(Cost $513,517,437)		513,517,437

Total Investments - 96.8%
(Cost $564,779,854)		$564,964,207
Other Assets & Liabilities, net - 3.2%		18,872,963
Total Net Assets - 100.0%		$583,837,170

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $430,612,898)	3,543	$874,303

	Units

INTEREST RATE SWAP AGREEMENTS††
Goldman Sachs International October 2016 iShares IBOXX H/Y Corp Bond Swap 0.31%, Terminating 10/31/16 (Notional Value $109,597,426)	1,255,987	$477,275

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 161

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
HIGH YIELD STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Zero coupon rate security.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[6]	Repurchase Agreements — See Note 5.
[7]	All or a portion of this security is pledged as equity swap collateral at September 30, 2016.
plc — Public Limited Company
CDX.NA.HY27 Index — Credit Default Swap North American High Yield Series 27 Index
ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps	$—	$—	$—	$4,492,739	$—	$4,492,739
Interest Rate Swap Agreements	—	—	—	477,275	—	477,275
Federal Agency Discount Notes	—	—	7,266,794	—	—	7,266,794
Federal Agency Notes	—	—	3,497,798	—	—	3,497,798
Interest Rate Futures Contracts	—	874,303	—	—	—	874,303
Mutual Funds	28,682,742	—	—	—	—	28,682,742
Repurchase Agreements	—	—	513,517,437	—	—	513,517,437
U.S. Treasury Bills	—	—	11,999,436	—	—	11,999,436
Total	$28,682,742	$874,303	$536,281,465	$4,970,014	$—	$570,808,524

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $22,766,493)	$22,764,028
Investments in affiliated issuers, at value (cost $28,495,924)	28,682,742
Repurchase agreements, at value (cost $513,517,437)	513,517,437
Total investments (cost $564,779,854)	564,964,207
Unamortized upfront premiums paid on credit default swaps	16,271,930
Unrealized appreciation on swap agreements	4,970,014
Segregated cash with broker	4,418,174
Receivables:
Swap settlement	522,939
Securities sold	3,540,034
Fund shares sold	2,700,611
Dividends	48,052
Interest	961,201
Total assets	598,397,162

Liabilities:
Segregated cash due to broker	6,851,078
Overdraft due to custodian bank	517
Payable for:
Fund shares redeemed	3,373,382
Securities purchased	2,785,804
Variation margin	657,256
Management fees	352,390
Distribution and service fees	120,162
Transfer agent and administrative fees	117,463
Portfolio accounting fees	38,858
Miscellaneous	263,082
Total liabilities	14,559,992
Commitments and contingent liabilities (Note 13)	—
Net assets	$583,837,170

Net assets consist of:
Paid in capital	$557,955,590
Accumulated net investment loss	(1,848,460)
Accumulated net realized gain on investments	21,701,370
Net unrealized appreciation on investments	6,028,670
Net assets	$583,837,170

A-Class:
Net assets	$17,056,820
Capital shares outstanding	696,803
Net asset value per share	$24.48
Maximum offering price per share (Net asset value divided by 95.25%)	$25.70

C-Class:
Net assets	$4,962,987
Capital shares outstanding	223,552
Net asset value per share	$22.20

H-Class:
Net assets	$561,817,363
Capital shares outstanding	22,970,562
Net asset value per share	$24.46

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 163

HIGH YIELD STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$1,682,503
Interest	698,177
Dividends from securities of affiliated issuers	538,644
Total investment income	2,919,324

Expenses:
Management fees	2,374,984
Transfer agent and administrative fees	791,661
Distribution and service fees:
A-Class	19,501
C-Class	16,611
H-Class	768,007
Portfolio accounting fees	249,393
Trustees’ fees*	41,040
Custodian fees	37,274
Line of credit fees	419
Miscellaneous	468,894
Total expenses	4,767,784
Net investment loss	(1,848,460)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,691,726
Investments in affiliated issuers	569,019
Swap agreements	21,428,914
Futures contracts	3,515,383
Net realized gain	32,205,042
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,136,774)
Investments in affiliated issuers	10,093
Swap agreements	(3,270,327)
Futures contracts	(1,954,435)
Net change in unrealized appreciation (depreciation)	(9,351,443)
Net realized and unrealized gain	22,853,599
Net increase in net assets resulting from operations	$21,005,139

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,848,460)	$(1,703,514)
Net realized gain on investments	32,205,042	6,489,628
Net change in unrealized appreciation (depreciation) on investments	(9,351,443)	10,455,204
Net increase in net assets resulting from operations	21,005,139	15,241,318

Distributions to shareholders from:
Net investment income
A-Class	(105,676)	(371,618)
C-Class	(27,189)	(81,569)
H-Class	(5,223,520)	(7,985,052)
Total distributions to shareholders	(5,356,385)	(8,438,239)

Capital share transactions:
Proceeds from sale of shares
A-Class	27,016,333	146,402,399
C-Class	4,531,301	6,136,367
H-Class	1,395,562,354	2,450,058,825
Distributions reinvested
A-Class	88,026	324,878
C-Class	25,492	77,774
H-Class	5,178,647	7,939,241
Cost of shares redeemed
A-Class	(22,530,532)	(143,631,198)
C-Class	(1,772,328)	(7,731,465)
H-Class	(1,636,735,997)	(2,304,764,599)
Net increase (decrease) from capital share transactions	(228,636,704)	154,812,222
Net increase (decrease) in net assets	(212,987,951)	161,615,301

Net assets:
Beginning of period	796,825,120	635,209,819
End of period	$583,837,170	$796,825,120
Accumulated net investment loss at end of period	$(1,848,460)	$(5,356,385)

Capital share activity:
Shares sold
A-Class	1,139,912	6,185,339
C-Class	209,027	292,032
H-Class	58,412,139	106,740,553
Shares issued from reinvestment of distributions
A-Class	3,732	14,262
C-Class	1,188	3,739
H-Class	219,620	348,212
Shares redeemed
A-Class	(952,175)	(6,118,943)
C-Class	(81,713)	(365,790)
H-Class	(69,249,581)	(99,505,770)
Net increase (decrease) in shares	(10,297,851)	7,593,634

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 165

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$23.32	$23.84	$22.89	$25.16	$22.93	$21.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.09)	(.15)	(.30)	(.22)	(.27)
Net gain (loss) on investments (realized and unrealized)	1.44	.46	1.10	2.13	3.13	1.77
Total from investment operations	1.35	.37	.95	1.83	2.91	1.50
Less distributions from:
Net investment income	(.19)	(.89)	—	(1.14)	(.43)	(.55)
Net realized gains	—	—	—	(2.96)	(.25)	—
Total distributions	(.19)	(.89)	—	(4.10)	(.68)	(.55)
Net asset value, end of period	$24.48	$23.32	$23.84	$22.89	$25.16	$22.93

Total Return[c]	5.81%	1.66%	4.06%	7.53%	12.86%	6.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,057	$11,787	$10,123	$12,499	$10,777	$11,890
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.38%)	(0.63%)	(1.21%)	(0.92%)	(1.21%)
Total expenses[d]	1.50%	1.49%	1.50%	1.53%	1.50%	1.49%
Portfolio turnover rate	45%	521%	393%	205%	95%	583%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$21.25	$22.01	$21.29	$23.83	$21.92	$21.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.19)	(.27)	(.44)	(.37)	(.45)
Net gain (loss) on investments (realized and unrealized)	1.31	.32	.99	2.00	2.96	1.73
Total from investment operations	1.14	.13	.72	1.56	2.59	1.28
Less distributions from:
Net investment income	(.19)	(.89)	—	(1.14)	(.43)	(.55)
Net realized gains	—	—	—	(2.96)	(.25)	—
Total distributions	(.19)	(.89)	—	(4.10)	(.68)	(.55)
Net asset value, end of period	$22.20	$21.25	$22.01	$21.29	$23.83	$21.92

Total Return[c]	5.38%	0.70%	3.33%	6.74%	11.98%	6.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,963	$2,020	$3,632	$5,100	$6,958	$7,343
Ratios to average net assets:
Net investment income (loss)	(1.55%)	(0.87%)	(1.25%)	(1.89%)	(1.62%)	(2.10%)
Total expenses[d]	2.25%	2.24%	2.25%	2.28%	2.27%	2.25%
Portfolio turnover rate	45%	521%	393%	205%	95%	583%

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$23.31	$23.90	$22.94	$25.12	$22.90	$21.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.15)	(.19)	(.24)	(.24)	(.28)
Net gain (loss) on investments (realized and unrealized)	1.41	.45	1.15	2.16	3.14	1.78
Total from investment operations	1.34	.30	.96	1.92	2.90	1.50
Less distributions from:
Net investment income	(.19)	(.89)	—	(1.14)	(.43)	(.55)
Net realized gains	—	—	—	(2.96)	(.25)	—
Total distributions	(.19)	(.89)	—	(4.10)	(.68)	(.55)
Net asset value, end of period	$24.46	$23.31	$23.90	$22.94	$25.12	$22.90

Total Return[c]	5.77%	1.36%	4.14%	7.86%	12.83%	6.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$561,817	$783,018	$621,455	$87,315	$434,113	$266,950
Ratios to average net assets:
Net investment income (loss)	(0.58%)	(0.64%)	(0.81%)	(0.97%)	(0.99%)	(1.26%)
Total expenses[d]	1.50%	1.49%	1.46%	1.53%	1.51%	1.49%
Portfolio turnover rate	45%	521%	393%	205%	95%	583%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 167

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	4.9%
Guggenheim Strategy Fund I	4.9%
Total	9.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 9.8%
Guggenheim Strategy Fund II1	49,983	$1,246,572
Guggenheim Strategy Fund I1	48,999	1,224,497
Total Mutual Funds
(Cost $2,455,598)		2,471,069

	Face Amount

REPURCHASE AGREEMENTS††,2 - 88.4%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$12,508,731	12,508,731
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	9,931,995	9,931,995
Total Repurchase Agreements
(Cost $22,440,726)		22,440,726

Total Investments - 98.2%
(Cost $24,896,324)		$24,911,795
Other Assets & Liabilities, net - 1.8%		463,433
Total Net Assets - 100.0%		$25,375,228

	Contracts	Unrealized Loss

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $22,363,188)	184	$(66,569)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS PROTECTION PURCHASED††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.HY.27 Index	Barclays Bank plc	ICE	5.00%	12/20/21	$13,400,000	$13,994,290	$(472,542)	$(121,748)
CDX.NA.HY.27 Index	Goldman Sachs International	ICE	5.00%	12/20/21	11,000,000	11,487,850	(377,575	(110,275)
							$(850,117)	$(232,023)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
plc — Public Limited Company
CDX.NA.HY.26 Index — Credit Default Swap North America High Yield Series 26 Index
ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Mutual Funds	$2,471,069	$—	$—	$—	$—	$2,471,069
Repurchase Agreements	—	—	22,440,726	—	—	22,440,726
Total	$2,471,069	$—	$22,440,726	$—	$—	$24,911,795

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps	$—	$—	$—	$232,023	$—	$232,023
Interest Rate Futures Contracts	—	66,569	—	—	—	66,569
Total	$—	$66,569	$—	$232,023	$—	$298,592

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in affiliated issuers, at value (cost $2,455,598)	$2,471,069
Repurchase agreements, at value (cost $22,440,726)	22,440,726
Total investments (cost $24,896,324)	24,911,795
Segregated cash with broker	2,000,396
Receivables:
Variation margin	34,499
Fund shares sold	18,234
Dividends	3,822
Interest	820
Total assets	26,969,566

Liabilities:
Unrealized depreciation on swap agreements	232,023
Unamortized upfront premiums received on credit default swaps	850,117
Payable for:
Fund shares redeemed	421,099
Interest	38,478
Securities purchased	17,858
Management fees	16,385
Distribution and service fees	6,076
Transfer agent and administrative fees	5,462
Portfolio accounting fees	2,185
Miscellaneous	4,655
Total liabilities	1,594,338
Commitments and contingent liabilities (Note 13)	—
Net assets	$25,375,228

Net assets consist of:
Paid in capital	$44,594,107
Accumulated net investment loss	(634,302)
Accumulated net realized loss on investments	(18,301,456)
Net unrealized depreciation on investments	(283,121)
Net assets	$25,375,228

A-Class:
Net assets	$1,202,251
Capital shares outstanding*	17,731
Net asset value per share*	$67.80
Maximum offering price per share (Net asset value divided by 95.25%)*	$71.18

C-Class:
Net assets	$981,264
Capital shares outstanding*	15,392
Net asset value per share*	$63.75

H-Class:
Net assets	$23,191,713
Capital shares outstanding*	334,748
Net asset value per share*	$69.28

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$30,063
Interest	23,247
Total investment income	53,310

Expenses:
Management fees	78,550
Transfer agent and administrative fees	26,184
Distribution and service fees:
A-Class	3,731
C-Class	6,768
H-Class	20,760
Portfolio accounting fees	10,473
Custodian fees	1,240
Trustees’ fees**	529
Miscellaneous	15,357
Total expenses	163,592
Net investment loss	(110,282)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	14,170
Swap agreements	(2,650,018)
Futures contracts	(571,622)
Net realized loss	(3,207,470)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	15,859
Swap agreements	(142,177)
Futures contracts	(60,869)
Net change in unrealized appreciation (depreciation)	(187,187)
Net realized and unrealized loss	(3,394,657)
Net decrease in net assets resulting from operations	$(3,504,939)

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:4 reverse share split, effective November 4, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 171

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(110,282)	$(391,713)
Net realized loss on investments	(3,207,470)	(137,828)
Net change in unrealized appreciation (depreciation) on investments	(187,187)	(70,380)
Net decrease in net assets resulting from operations	(3,504,939)	(599,921)

Capital share transactions:
Proceeds from sale of shares
A-Class	28,863,809	259,628,046
C-Class	685,536	6,506,143
H-Class	805,512,111	1,025,905,429
Cost of shares redeemed
A-Class	(30,035,301)	(256,881,526)
C-Class	(1,279,433)	(5,476,553)
H-Class	(781,673,740)	(1,025,503,843)
Net increase from capital share transactions	22,072,982	4,177,696
Net increase in net assets	18,568,043	3,577,775

Net assets:
Beginning of period	6,807,185	3,229,410
End of period	$25,375,228	$6,807,185
Accumulated net investment loss at end of period	$(634,302)	$(524,020)

Capital share activity:*
Shares sold
A-Class	407,418	3,394,379
C-Class	10,440	90,940
H-Class	11,301,366	13,339,921
Shares redeemed
A-Class	(426,535)	(3,362,360)
C-Class	(19,473)	(76,538)
H-Class	(11,001,180)	(13,332,620)
Net increase in shares	272,036	53,722

*	Capital share activity for the periods presented through September 30, 2016 has been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.

172 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 31, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$71.69	$76.94	$85.28	$95.91	$112.61	$127.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.80)	(.84)	(1.40)	(1.48)	(1.72)
Net gain (loss) on investments (realized and unrealized)	(3.61)	(4.45)	(7.50)	(9.23)	(15.22)	(13.63)
Total from investment operations	(3.89)	(5.25)	(8.34)	(10.63)	(16.70)	(15.35)
Net asset value, end of period	$67.80	$71.69	$76.94	$85.28	$95.91	$112.61

Total Return[c]	(5.41%)	(6.81%)	(9.59%)	(11.30%)	(14.81%)	(11.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,202	$2,642	$372	$5,155	$157	$556
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(1.07%)	(1.02%)	(1.52%)	(1.38%)	(1.39%)
Total expenses[d]	1.51%	1.50%	1.52%	1.54%	1.49%	1.51%
Portfolio turnover rate	408%	1,722%	784%	—	—	—

C-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 31, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$67.67	$73.24	$81.11	$91.93	$108.83	$124.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.48)	(1.16)	(1.20)	(2.00)	(2.12)	(2.20)
Net gain (loss) on investments (realized and unrealized)	(3.44)	(4.41)	(6.67)	(8.82)	(14.78)	(13.46)
Total from investment operations	(51.73)	(5.57)	(7.87)	(10.82)	(16.90)	(15.66)
Net asset value, end of period	$63.75	$67.67	$73.24	$81.11	$91.93	$108.83

Total Return[c]	(5.85%)	(7.59%)	(9.49%)	(11.97%)	(15.51%)	(12.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$981	$1,653	$734	$1,561	$2,037	$693
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(1.60%)	(1.53%)	(2.28%)	(2.13%)	(1.87%)
Total expenses[d]	2.27%	2.25%	2.25%	2.30%	2.25%	2.26%
Portfolio turnover rate	408%	1,722%	784%	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 173

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 31, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$72.70	$77.91	$85.66	$96.16	$112.88	$128.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.64)	(.76)	(1.40)	(1.44)	(1.88)
Net gain (loss) on investments (realized and unrealized)	(3.06)	(4.57)	(6.99)	(9.10)	(15.28)	(13.39)
Total from investment operations	(3.42)	(5.21)	(7.75)	(10.50)	(16.72)	(15.27)
Net asset value, end of period	$69.28	$72.70	$77.91	$85.66	$96.16	$112.88

Total Return[c]	(4.79%)	(6.67%)	(8.84%)	(11.11%)	(14.81%)	(11.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,192	$2,513	$2,124	$2,453	$9,208	$13,357
Ratios to average net assets:
Net investment income (loss)	(1.07%)	(0.84%)	(0.93%)	(1.50%)	(1.38%)	(1.51%)
Total expenses[d]	1.51%	1.50%	1.51%	1.52%	1.50%	1.51%
Portfolio turnover rate	408%	1,722%	784%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through September 30, 2016 have been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.

174 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

FAND – Federal Agency Discount Note
FAN – Federal Agency Note

Inception Date: June 18, 2012

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 175

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 40.2%
Federal Farm Credit Bank[1]
0.59% due 08/21/17[2]	$60,000,000	$60,016,164
0.65% due 05/30/17[2]	10,860,000	10,868,032
0.60% due 05/23/17[2]	10,000,000	10,003,926
0.50% due 04/10/17[2]	5,000,000	4,999,999
Total Federal Farm Credit Bank		85,888,121
Farmer Mac[1]
0.64% due 03/21/17[2]	50,000,000	50,034,294
0.70% due 05/11/17[2]	12,000,000	12,012,436
Total Farmer Mac		62,046,730
Federal Home Loan Bank[1]
1.63% due 12/09/16	12,960,000	12,988,472
1.00% due 06/09/17	12,690,000	12,724,317
0.61% due 02/24/17[2]	10,000,000	10,008,338
1.00% due 06/21/17	5,970,000	5,986,921
0.63% due 03/20/17	2,300,000	2,300,442
Total Federal Home Loan Bank		44,008,490
Freddie Mac[3]
1.00% due 06/29/17	10,000,000	10,028,465
0.75% due 05/26/17	2,500,000	2,502,363
Total Freddie Mac		12,530,828
Fannie Mae[3]
5.38% due 06/12/17	1,050,000	1,084,789
Total Federal Agency Notes
(Cost $205,558,958)		205,558,958

FEDERAL AGENCY DISCOUNT NOTES†† - 11.5%
Federal Home Loan Bank[1]
0.53% due 03/10/17	29,000,000	28,931,947
0.50% due 12/14/16	6,000,000	5,993,833
0.53% due 11/18/16	4,060,000	4,057,131
Total Federal Home Loan Bank		38,982,911
Federal Farm Credit Bank[1]
0.61% due 07/03/17	15,000,000	14,930,104
Fannie Mae[3]
0.60% due 06/01/17	4,750,000	4,730,824
Total Federal Agency Discount Notes
(Cost $58,643,839)		58,643,839

REPURCHASE AGREEMENTS††,4 - 47.7%
Individual Repurchase Agreements
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/01/16 (secured by U.S. Treasury Bond at a rate of 0.00% and maturing 11/15/2039 as collateral with a value of $160,709,808) to be repurchased at $157,558,695	157,558,695	157,558,695
UMB Financial Corporation issued 09/30/16 at 0.38% due 10/31/16 (secured by Federal Home Loan Mortgage Corp. Agency Notes, 0.75%-1.30% 10/11/2010-1/12/2018 with a value of $47,489,586, Federal Home Loan Bank Agency Notes, 0.63-0.88% 12/28/2016-5/24/2017 with the value of $25,027,667, Federal Farm Credit Bank Agency Notes, 0.60-1.00% 3/11/2017-5/17-2017 with a value of 38,075,497) to be repurchased at $85,852,740	85,852,740	85,852,740
Total Repurchase Agreements
(Cost $243,411,435)		243,411,435

Total Investments - 99.4%
(Cost $507,614,232)		$507,614,232
Other Assets & Liabilities, net - 0.6%		3,115,013
Total Net Assets - 100.0%		$510,729,245

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

176 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$58,643,839	$—	$58,643,839
Federal Agency Notes	—	205,558,958	—	205,558,958
Repurchase Agreements	—	243,411,435	—	243,411,435
Total	$—	$507,614,232	$—	$507,614,232

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 177

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $264,202,797)	$264,202,797
Repurchase agreements, at value (cost $243,411,435)	243,411,435
Total investments (cost $507,614,232)	507,614,232
Receivables:
Fund shares sold	27,891,129
Interest	254,504
Total assets	535,759,865

Liabilities:
Overdraft due to custodian bank	1,916
Payable for:
Fund shares redeemed	24,808,404
Transfer agent and administrative fees	53,596
Portfolio accounting fees	37,521
Management fees	6,981
Miscellaneous	122,202
Total liabilities	25,030,620
Commitments and contingent liabilities (Note 13)	—
Net assets	$510,729,245

Net assets consist of:
Paid in capital	$510,096,746
Accumulated net investment loss	(7,183)
Accumulated net realized gain on investments	639,682
Net assets	$510,729,245
Capital shares outstanding	510,674,648
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$1,270,476
Total investment income	1,270,476

Expenses:
Management fees	1,626,858
Transfer agent and administrative fees	650,746
Portfolio accounting fees	256,069
Registration fees	235,044
Custodian fees	38,324
Trustees’ fees*	26,351
Line of credit fees	1,414
Miscellaneous	238,470
Total expenses	3,073,276
Less:
Expenses waived by service company	(178,180)
Expenses waived by Adviser	(1,617,556)
Total waived expenses	(1,795,736)
Net expenses	1,277,540
Net investment loss	(7,064)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	310,331
Net realized gain	310,331
Net increase in net assets resulting from operations	$303,267

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

178 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(7,064)	$342
Net realized gain on investments	310,331	347,141
Net increase in net assets resulting from operations	303,267	347,483

Distributions to shareholders from:
Net investment income	(119)	(342)
Total distributions to shareholders	(119)	(342)

Capital share transactions:
Proceeds from sale of shares	5,007,181,828	12,102,235,298
Distributions reinvested	123	264
Cost of shares redeemed	(5,140,627,904)	(12,153,259,388)
Net decrease from capital share transactions	(133,445,953)	(51,023,826)
Net decrease in net assets	(133,142,805)	(50,676,685)

Net assets:
Beginning of period	643,872,050	694,548,735
End of period	$510,729,245	$643,872,050
Accumulated net investment loss at end of period	$(7,183)	$—

Capital share activity:
Shares sold	5,007,181,827	12,102,235,298
Shares issued from reinvestment of distributions	92	270
Shares redeemed	(5,140,626,217)	(12,153,259,388)
Net decrease in shares	(133,444,298)	(51,023,820)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 179

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Money Market Class[b]	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 31, 2013
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net gain (loss) on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	— [c]	— [c]	— [c]	— [c]	— [c]
Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net realized gains	—	(—)[c]	(—)[c]	—	(—)[c]
Total distributions	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[g]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$510,729	$643,872	$694,549	$780,135	$848,370
Ratios to average net assets:
Net investment income (loss)	0.00%[e]	0.00%[e]	0.00%[e]	0.00%[e]	0.00%[e]
Total expenses	0.71%	0.91%	0.92%	0.93%	0.95%
Net expenses[d]	0.30%	0.22%	0.08%	0.09%	0.17%
Portfolio turnover rate	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]

Effective June 15, 2012, the Fund’s Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares and Investor 2 Class shares were converted into the newly created Money Market Class. The financial highlights for periods prior to that date reflect the performance of the former Investor Class.

[c]	Less than $0.01 per share.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Less that 0.01%.

180 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2016, the Trust consisted of fifty-three funds.

This report covers the Nova Fund, S&P 500® Fund, Inverse S&P 500® Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and U.S. Government Money Market Fund (the “Funds”). Only Investor Class, Advisor Class, A-Class, C-Class, H-Class and Money Market Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities; RFS ceased to be an affiliate of GI as of October 4, 2016, when it was acquired by MUFG Investor Services. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change has no impact on the financial statements of the Funds.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2016, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value. With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of

182 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

F. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

K. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$19,775,144	$—
S&P 500® Fund	Index exposure, Liquidity	10,921,525	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	2,757,122
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,813,335	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	3,133,245
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	6,674,480	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	218,720
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,390,080	—
Russell 2000® Fund	Index exposure, Leverage, Liquidity	907,630	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	464,275
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	2,093,633	—
Government Long Bond 1.2x Strategy Fund	Index exposure, Duration, Leverage, Liquidity	64,931,797	—
Inverse Government Long Bond Strategy Fund	Index exposure, Duration, Liquidity	—	47,007,641
High Yield Strategy Fund	Index exposure, Duration, Liquidity	303,992,012	—
Inverse High Yield Strategy Fund	Index exposure, Duration, Liquidity	—	36,475,113

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$191,784,769	$—
S&P 500® Fund	Index exposure, Liquidity	56,733,287	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	149,408,668
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	83,860,571	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	24,086,916
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	13,061,734	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	2,445,342
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	6,873,140	—
Russell 2000® Fund	Index exposure, Leverage, Liquidity	14,317,879	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	36,863,556
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	8,688,534	—
High Yield Strategy Fund	Index exposure, Duration, Liquidity	46,284,486	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
High Yield Strategy Fund	Index exposure, Duration, Liquidity	$352,137,310	$—
Inverse High Yield Strategy Fund	Index exposure, Duration, Liquidity	—	43,670,968

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swap Equity Contracts	Swaps Interest Rate Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2016
Nova Fund	$490,032	$1,578,966	$—	$—	$—	$2,068,998
S&P 500® Fund	14,225	275,576	—	—	—	289,801
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	104,661	177,375	—	—	—	282,036
Mid-Cap 1.5x Strategy Fund	9,455	84,443	—	—	—	93,898
Inverse Mid-Cap Strategy Fund	—	152	—	—	—	152
Russell 2000® 1.5x Strategy Fund	11,035	34,520	—	—	—	45,555
Russell 2000® Fund	36,008	41,334	—	—	—	77,342
Inverse Russell 2000® Strategy Fund	—	14,098	—	—	—	14,098
Dow Jones Industrial Average® Fund	9,813	39,820	—	—	—	49,633
Government Long Bond 1.2x Strategy Fund	—	—	—	286,513	—	286,513
Inverse Government Long Bond Strategy Fund	—	—	—	500,735	—	500,735
High Yield Strategy Fund	—	—	477,275	874,303	4,492,739	5,844,317

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swap Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2016
Nova Fund	$—	$54,685	$—	$—	$54,685
S&P 500® Fund	—	10,380	—	—	10,380
Inverse S&P 500® Strategy Fund	10,776	1,278,115	—	—	1,288,891
Inverse NASDAQ-100® Strategy Fund	406	106,391	—	—	106,797
Mid-Cap 1.5x Strategy Fund	—	16,127	—	—	16,127
Inverse Mid-Cap Strategy Fund	—	8,004	—	—	8,004
Russell 2000® 1.5x Strategy Fund	—	16,884	—	—	16,884
Russell 2000® Fund	—	5,203	—	—	5,203
Inverse Russell 2000® Strategy Fund	5,352	30,573	—	—	35,925
Dow Jones Industrial Average® Fund	—	1,542	—	—	1,542
Inverse High Yield Strategy Fund	—	—	66,569	232,023	298,592

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 187

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swap Equity Contracts	Interest Rate Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total Value at September 30, 2016
Nova Fund	$709,524	$7,288,690	$—	$—	$—	$7,998,214
S&P 500® Fund	848,586	1,796,786	—	—	—	2,645,372
Inverse S&P 500® Strategy Fund	(1,807,306)	(10,664,125)	—	—	—	(12,471,431)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	(13,742)	865,472	—	—	—	851,730
Inverse NASDAQ-100® Strategy Fund	(780,104)	(4,354,267)	—	—	—	(5,134,371)
Mid-Cap 1.5x Strategy Fund	206,385	977,070	—	—	—	1,183,454
Inverse Mid-Cap Strategy Fund	(39,702)	(265,179)	—	—	—	(304,881)
Russell 2000® 1.5x Strategy Fund	140,681	1,084,879	—	—	—	1,225,560
Russell 2000® Fund	383,050	1,217,787	—	—	—	1,600,837
Inverse Russell 2000® Strategy Fund	12,480	(2,320,856)	—	—	—	(2,308,376)
Dow Jones Industrial Average® Fund	72,641	(292,956)	—	—	—	(220,315)
Government Long Bond 1.2x Strategy Fund	—	—	—	4,413,413	—	4,413,413
Inverse Government Long Bond Strategy Fund	—	—	—	(7,291,824)	—	(7,291,824)
High Yield Strategy Fund	(27)	—	4,158,953	3,515,410	17,269,961	24,944,297
Inverse High Yield Strategy Fund	—	—	—	(571,622)	(2,650,018)	3,221,640

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swap Equity Contracts	Interest Rate Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$325,968	$912,532	$—	$—	$—	$1,238,500
S&P 500® Fund	(260,103)	(166,449)	—	—	—	(426,552)
Inverse S&P 500® Strategy Fund	(12,114)	(98,977)	—	—	—	(111,091)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	81,300	147,847	—	—	—	229,147
Inverse NASDAQ-100® Strategy Fund	246,930	965,015	—	—	—	1,211,945
Mid-Cap 1.5x Strategy Fund	(139,985)	(14,768)	—	—	—	(154,753)
Inverse Mid-Cap Strategy Fund	24,045	26,752	—	—	—	50,797
Russell 2000® 1.5x Strategy Fund	733	(74,707)	—	—	—	(73,974)
Russell 2000® Fund	(5,303)	(188,214)	—	—	—	(193,517)
Inverse Russell 2000® Strategy Fund	(2,853)	326,387	—	—	—	323,534
Dow Jones Industrial Average® Fund	(150,905)	(4,967)	—	—	—	(155,872)
Government Long Bond 1.2x Strategy Fund	—	—	—	(1,218,369)	—	(1,218,369)
Inverse Government Long Bond Strategy Fund	—	—	—	181,754	—	181,754
High Yield Strategy Fund	—	—	477,275	(1,954,435)	(3,747,602)	(5,224,762)
Inverse High Yield Strategy Fund	—	—	—	(60,869)	(142,177)	(203,046)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

188 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
Dow Jones Industrial Average® Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

GI has contractually agreed to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100 2x Strategy Fund to the extent necessary to keep net operating expenses for A-Class , C-Class and H-Class shares ( including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) from exceeding 1.35%, 2.10% and 1.35% of the Fund’s A-Class, C-Class and H-Class shares average daily net assets, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and /or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35%, 2.10% and 1.35%, respectively. This agreement may be terminated only with the approval of the Fund’s Board of Trustees.

RFS provided transfer agent and administrative services to the Funds for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS received the following:

Fund	Transfer Agent and Administrative Fees (as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

RFS also provided accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund:

Fund	Accounting Fees (as a % of Net Assets)
S&P 500® Fund	0.15%
Russell 2000® Fund	0.15%
Remaining Funds
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 189

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

For the period ended September 30, 2016, GFD retained sales charges of $145,031 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

190 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Royal Bank of Canada			U.S. Treasury Notes
0.36%			1.38% - 1.50
Due 10/03/16	$479,657,128	$479,671,517	05/31/20%	$370,488,200	$380,230,860
			U.S. TIP Notes
			0.13% - 0.25%
			07/15/22 - 01/15/25	104,007,100	109,019,578
				474,495,300	489,250,438
HSBC Securities, Inc.			U.S. Treasury Strips
0.38%			0.00%
Due 10/03/16	469,487,376	469,502,243	11/15/39	803,943,000	478,877,146

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 191

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Nova Fund	Swap equity contracts	$1,578,966	$—	$1,578,966	$—	$—	$1,578,966
S&P 500® Fund	Swap equity contracts	275,576	—	275,576	—	—	275,576
Monthly Rebalance NASDAQ-100 2x Strategy Fund	Swap equity contracts	177,375	—	177,375	—	—	177,375
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	84,443	—	84,443	—	—	84,443
Inverse Mid-Cap Strategy Fund	Swap equity contracts	152	—	152	—	—	152
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	34,520	—	34,520	—	—	34,520
Russell 2000® Fund	Swap equity contracts	41,334	—	41,334	—	—	41,334
Inverse Russell 2000® Strategy Fund	Swap equity contracts	14,098	—	14,098	—	—	14,098
Dow Jones Industrial Average® Fund	Swap equity contracts	39,820	—	39,820	—	—	39,820
High Yield Strategy Fund	Interest rate contracts	477,275	—	477,275	—	—	477,275

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Nova Fund	Swap equity contracts	$54,685	$—	$54,685	$—	$54,685	$—
S&P 500® Fund	Swap equity contracts	10,380	—	10,380	—	10,380	—
Inverse S&P 500® Strategy Fund	Swap equity contracts	1,278,115	—	1,278,115	—	1,278,115	—
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	106,391	—	106,391	—	106,391	—
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	16,127	—	16,127	—	16,127	—
Inverse Mid-Cap Strategy Fund	Swap equity contracts	8,004	—	8,004	—	8,004	—
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	16,884	—	16,884	—	16,884	—
Russell 2000® Fund	Swap equity contracts	5,203	—	5,203	—	5,203	—
Inverse Russell 2000® Strategy Fund	Swap equity contracts	30,573	—	30,573	—	30,573	—
Dow Jones Industrial Average® Fund	Swap equity contracts	1,542	—	1,542	—	1,542	—

[1]	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.

192 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Nova Fund	$263,608,777	$3,794,005	$(1,771,351)	$2,022,654
S&P 500® Fund	198,383,994	23,355,408	(1,126,261)	22,229,147
Monthly Rebalance NASDAQ-100® 2x Strategy	48,929,987	1,283,852	(658,895)	624,957
Inverse S&P 500® Strategy Fund	131,915,078	113,644	(25,235)	88,409
NASDAQ-100® Fund	571,633,461	260,389,545	(4,091,089)	256,298,456
Inverse NASDAQ-100® Strategy Fund	11,535,066	21,371	(195)	21,176
Mid-Cap 1.5x Strategy Fund	20,374,352	1,258,138	(95,056)	1,163,082
Inverse Mid-Cap Strategy Fund	909,666	1,401	—	1,401
Russell 2000® 1.5x Strategy Fund	9,512,268	691,964	(152,540)	539,424
Russell 2000® Fund	38,130,038	1,349,891	(560,843)	789,048
Inverse Russell 2000® Strategy Fund	8,148,612	8,258	(580)	7,678
Dow Jones Industrial Average Fund	39,233,599	—	(346,532)	(346,532)
Government Long Bond 1.2x Strategy Fund	87,125,358	—	(2,345,651)	(2,345,651)
Inverse Government Long Bond Strategy Fund	279,217,897	131,732	(24,509)	107,223
High Yield Strategy Fund	564,790,704	176,109	(2,606)	173,503
Inverse High Yield Strategy Fund	24,896,324	15,471	—	15,471
U.S. Government Money Market Fund	507,614,232	—	—	—

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 193

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Securities Transactions

For the period ended September 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$700,665,955	$686,213,444
S&P 500® Fund	130,618,643	163,033,391
Inverse S&P 500® Strategy Fund	22,001,933	101,534,904
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	54,528,828	11,511,562
Inverse NASDAQ-100® Strategy Fund	27,857,549	32,097,837
Mid-Cap 1.5x Strategy Fund	31,327,968	30,879,700
Inverse Mid-Cap Strategy Fund	526,638	1,239,000
Russell 2000® 1.5x Strategy Fund	25,743,066	26,026,702
Russell 2000® Fund	55,855,367	43,518,318
Inverse Russell 2000® Strategy Fund	1,662,123	10,577,977
Dow Jones Industrial Average® Fund	116,825,185	125,668,460
Government Long Bond 1.2x Strategy Fund	62,858,440	82,160,000
Inverse Government Long Bond Strategy Fund	98,283,820	164,089,072
High Yield Strategy Fund	56,495,307	394,732,450
Inverse High Yield Strategy Fund	12,511,053	14,160,000
U.S. Government Money Market Fund	—	—

For the period ended September 30, 2016, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$951,177,953	$1,010,120,500
Inverse Government Long Bond Strategy Fund	1,378,203,609	7,324,059,938

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

194 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended September 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 03/31/16	Additions	Reductions	Value 09/30/16	Shares 09/30/16	Investment Income	Realized Gain (Loss)
Nova Fund
Guggenheim Strategy Fund I	$761,374	$58,305,132	$(47,129,992)	$12,044,643	481,979	$109,845	$54,026
Guggenheim Strategy Fund II	—	14,680,500	(4,202,000)	10,534,842	422,407	69,271	686
	$761,374	$72,985,632	$(51,331,992)	$22,579,485		$179,116	$54,712

Inverse S&P 500® Strategy Fund
Guggenheim Strategy Fund I	$57,103,957	$5,151,654	$(54,050,000)	$8,450,262	338,146	$218,122	$69,676
Guggenheim Strategy Fund II	—	9,350,204	(500,000)	8,900,469	356,875	64,289	101
	$57,103,957	$14,501,858	$(54,550,000)	$17,350,731		$282,411	$69,777

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Guggenheim Strategy Fund I	$633,522	$2,919,752	$(445,000)	$3,114,537	124,631	$7,867	$705
Guggenheim Strategy Fund II	—	3,168,018	(58,000)	3,114,907	124,896	8,265	51
	$633,522	$6,087,770	$(503,000)	$6,229,444		$16,132	$756

Inverse NASDAQ-100® Strategy Fund
Guggenheim Strategy Fund I	$5,940,393	$22,699,746	$(26,050,000)	$2,614,361	104,616	$39,022	$16,893
Guggenheim Strategy Fund II	—	5,157,803	(2,550,000)	2,618,643	104,998	16,628	(786)
	$5,940,393	$27,857,549	$(28,600,000)	5,233,004		$55,650	$16,107

Mid-Cap 1.5x Strategy Fund
Guggenheim Strategy Fund I	$1,948,249	$3,455,463	$(3,280,000)	$2,136,164	85,481	$11,868	$3,390
Guggenheim Strategy Fund II	—	2,411,045	(279,000)	2,138,806	85,758	8,525	164
	$1,948,249	$5,866,508	$(3,559,000)	$4,274,970		$20,393	$3,554

Inverse Mid-Cap Strategy Fund
Guggenheim Strategy Fund I	$980,068	$252,593	$(1,100,000)	$135,946	5,440	$3,326	$466
Guggenheim Strategy Fund II	—	274,045	(139,000)	135,813	5,446	994	11
	$980,068	$526,638	$(1,239,000)	$271,759		$4,320	$477

Russell 2000® 1.5x Strategy Fund
Guggenheim Strategy Fund I	$57,101	$4,843,937	$(4,400,000)	$507,856	20,322	$6,661	$4,411
Guggenheim Strategy Fund II	—	1,305,204	(800,000)	507,996	20,369	3,736	525
	$57,101	$6,149,141	$(5,200,000)	$1,015,852		$10,397	$4,936

Inverse Russell 2000® Strategy Fund
Guggenheim Strategy Fund I	$6,610,653	$611,919	$(6,630,000)	$609,191	24,377	$15,740	$14,645
Guggenheim Strategy Fund II	—	1,050,204	(450,000)	604,038	24,220	5,016	242
	$6,610,653	$1,662,123	$(7,080,000)	$1,213,229		$20,756	$14,887

Dow Jones Industrial Average® Fund
Guggenheim Strategy Fund I	$3,861,421	$3,407,058	$(5,360,000)	$1,922,170	76,918	$15,660	$3,402
Guggenheim Strategy Fund II	—	2,575,401	(660,000)	1,924,408	77,162	11,577	(153)
	$3,861,421	$5,982,459	$(6,020,000)	$3,846,578		$27,237	$3,249

Government Long Bond 1.2x Strategy Fund
Guggenheim Strategy Fund I	$31,234,529	$39,811,023	$(66,605,000)	$4,545,237	181,882	$88,815	$94,238
Guggenheim Strategy Fund II	—	23,047,417	(15,555,000)	7,554,969	302,926	67,940	15,695
	$31,234,529	$62,858,440	$(82,160,000)	$12,100,206		$156,755	$109,933

Inverse Government Long Bond Strategy Fund
Guggenheim Strategy Fund I	$40,271,414	$67,366,659	$(95,680,000)	$12,087,171	483,680	$127,871	$54,094
Guggenheim Strategy Fund II	—	30,917,160	(20,425,000)	10,579,660	424,204	108,235	29,806
	$40,271,414	$98,283,819	$(116,105,000)	$22,666,831		$236,106	$83,900

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Affiliated issuers by Fund	Value 03/31/16	Additions	Reductions	Value 09/30/16	Shares 09/30/16	Investment Income	Realized Gain (Loss)
High Yield Strategy Fund
Guggenheim Strategy Fund I	$169,920,842	$16,744,106	$(174,877,987)	$12,063,914	482,750	$254,434	$342,654
Guggenheim Strategy Fund II	57,405,255	5,314,414	(52,404,000)	10,581,556	424,281	241,734	226,365
Guggenheim Strategy Fund III	—	6,001,000	—	6,037,272	241,684	42,476	—
	$227,326,097	$28,059,520	$(227,281,987)	$28,682,742		$538,644	$569,019

Inverse High Yield Strategy Fund
Guggenheim Strategy Fund I	$2,056,929	$7,105,041	$(7,950,000)	$1,224,497	48,999	$13,401	$6,161
Guggenheim Strategy Fund II	2,033,059	5,406,012	(6,210,000)	1,246,572	49,983	16,662	8,009
	$4,089,988	$12,511,053	$(14,160,000)	$2,471,069		$30,063	$14,170

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2016. The Funds did not have any borrowings outstanding under this agreement at September 30, 2016.

The average daily balances borrowed for the period ended September 30, 2016, were as follows:

Fund	Average Daily Balance
Nova Fund	$99,785
Inverse NASDAQ-100® Strategy Fund	12,006
Mid Cap 1.5x Strategy Fund	439
Russell 2000® 1.5X Strategy Fund	8,287
Russell 2000® Fund	21,148
Dow Jones Industrial Average® Fund	1,522
Government Long Bond 1.2x Strategy Fund	279,693
Inverse Government Long Bond Strategy Fund	144,977
High Yield Strategy Fund	65,948
U.S. Government Money Market Fund	222,610

11. Conversion of Advisor Class Shares and Class H Shares

Effective following the close of business on September 30, 2015, all outstanding Advisor Class shares of the Nova Fund, Inverse S&P 500® Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund converted into Class H shares of the Funds and the Funds no longer offer Advisor Class shares. The conversion of all outstanding Advisor Class shares was effected by exchanging shareholders Advisor Class shares for Class H shares. Advisor Class shareholders of the Funds received Class H shares of the Fund with a value equal to the value of their investment in Advisor Class shares of the Funds on September 30, 2015.

12. Subsequent Event

Reverse Share Splits

Share splits occurred for the following Funds at the close of business:

Fund	Effective Date	Split Type
Inverse S&P 500® Strategy Fund	October 28, 2016	One-for-Six Reverse Share Split
Inverse NASDAQ-100® Strategy Fund	November 4, 2016	One-for-Four Reverse Share Split
Inverse High Yield Strategy Fund	November 4, 2016	One-for-Four Reverse Share Split

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The effect of these transactions was to multiply the number of outstanding shares of the to divide the number of outstanding shares of the Inverse S&P 500® Strategy Fund, Inverse NASDAQ-100® Strategy Fund and the Inverse High Yield Strategy Fund by their respective reverse split ratio, resulting in a corresponding increase in the NAV. The share transactions presented in the statements of changes in net assets and the per share data in the financial highlights for each of the periods presented through September 30, 2016, have been restated to reflect these respective share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Portfolio Securities Loaned

Effective October 6, 2016, each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans would be collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of securities loaned as determined at the close of business on the preceding business day. The cash collateral received would be held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts will invest in short-term investments valued at amortized cost, which approximates market value. Each Fund will receive compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation will be accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned will be accounted for in the same manner as other dividend and interest income. The borrower will pay to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds would retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

13. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff appealed the dismissal to the U.S. District Court for the Southern District of New York.

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 19, 2016, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from Fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance

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OTHER INFORMATION (Unaudited)(continued)

policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

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OTHER INFORMATION (Unaudited)(concluded)

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	232

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 205

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Keith D. Kemp (1960)	Assistant Treasurer (2016-present).

Current: Managing Director of Transparent Value, LLC (2015-present); Managing Director of Guggenheim Investments (2015-present).

Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present).	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Adam J. Nelson (1979)	Assistant Treasurer (2016-present).

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present).

Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present).

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Some of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

206 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 207

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9.30.2016

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund
International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund
Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

GuggenheimInvestments.com	RBENF2-SEMI-0916x0317

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
S&P 500® PURE GROWTH FUND	8
S&P 500® PURE VALUE FUND	15
S&P MIDCAP 400® PURE GROWTH FUND	22
S&P MIDCAP 400® PURE VALUE FUND	29
S&P SMALLCAP 600® PURE GROWTH FUND	36
S&P SMALLCAP 600® PURE VALUE FUND	44
EUROPE 1.25x STRATEGY FUND	52
JAPAN 2x STRATEGY FUND	59
STRENGTHENING DOLLAR 2x STRATEGY FUND	65
WEAKENING DOLLAR 2x STRATEGY FUND	72
NOTES TO FINANCIAL STATEMENTS	79
OTHER INFORMATION	92
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	95
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	99

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our Funds (the “Funds”) for the six-month period ended September 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2016

Economic growth continues to rebound, even though the rise in U.S. Gross Domestic Product (“GDP”) disappointed in the first half of 2016. There was a large headwind from inventory drawdowns, which should soon reverse after five quarters of dragging on growth. Real GDP growth is expected to be around 2.5 percent in the second half of the year, driven by consumption, housing, and a fading trade drag, and supporting the view that U.S. economic growth remains resilient to global weakness.

The euro zone economy is slowly improving, but inflation will likely persist well below the European Central Bank’s (“ECB”) target in the coming quarters due to substantial slack. The ECB has indicated that more quantitative easing is possible, but will soon need to alter the quantitative easing program in order to keep up their purchase pace. Both China and Japan need weaker currencies. Chinese growth and capital flows have stabilized for now, but surging construction and a credit boom raise the prospect of future instability. Japan’s economic prospects are weak, and inflation remains far from the Bank of Japan’s (“BOJ”) target. The surging yen could drive further policy easing, including an increase in fiscal stimulus.

It appears the U.S. Federal Reserve (the “Fed”) will move forward with raising rates in December, absent any economic or geopolitical surprise or a meaningful tightening of financial conditions over the fourth quarter. But key events could influence risk asset performance for the balance of the year: A continued recovery in oil prices following the Organization of Petroleum Exporting Countries (“OPEC”) agreement to keep production between 32.5 to 33 million barrels per day would help sustain the rally (although we are skeptical that they will adhere to any quota based on historical production levels). Global oil inventories remain high, but supply and demand are moving toward balance. A rebound in GDP growth would also lift U.S. equity and corporate bond prices higher.

The macroeconomic picture remains the same; we are not on the verge of a recession. But despite our positive outlook on the U.S. economy, valuations across risk assets argue for caution. Ongoing accommodation from central bankers across the globe has alleviated much of the initial macroeconomic tail risk posed by Brexit but may not be enough to dampen the seasonal volatility typically observed in the fourth quarter. Ongoing troubles in the banking sector, such as the woes afflicting Deutsche Bank and Wells Fargo, coupled with uncertainty surrounding upcoming political events, which include the U.S. presidential election, the Italian constitutional referendum, and key European elections, may create volatility for risk assets for the balance of the year.

For the six months ended September 30, 2016, the Standard & Poor’s 500® (“S&P 500®”) Index* returned 6.40%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.88%. The return of the MSCI Emerging Markets Index* was 9.75%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.68% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 11.38%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.17% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Indexis a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2016 and ending September 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund
A-Class	1.52%	5.43%	$ 1,000.00	$ 1,054.30	$ 7.83
C-Class	2.27%	5.02%	1,000.00	1,050.20	11.67
H-Class	1.52%	5.43%	1,000.00	1,054.30	7.83
S&P 500® Pure Value Fund
A-Class	1.52%	4.78%	1,000.00	1,047.80	7.80
C-Class	2.27%	4.38%	1,000.00	1,043.80	11.63
H-Class	1.52%	4.78%	1,000.00	1,047.80	7.80
S&P MidCap 400® Pure Growth Fund
A-Class	1.52%	2.60%	1,000.00	1,026.00	7.72
C-Class	2.27%	2.22%	1,000.00	1,022.20	11.51
H-Class	1.52%	2.60%	1,000.00	1,026.00	7.72
S&P MidCap 400® Pure Value Fund
A-Class	1.52%	8.23%	1,000.00	1,082.30	7.93
C-Class	2.27%	7.83%	1,000.00	1,078.30	11.83
H-Class	1.52%	8.23%	1,000.00	1,082.30	7.93
S&P SmallCap 600® Pure Growth Fund
A-Class	1.52%	12.03%	1,000.00	1,120.30	8.08
C-Class	2.27%	11.61%	1,000.00	1,116.10	12.04
H-Class	1.52%	12.03%	1,000.00	1,120.30	8.08
S&P SmallCap 600® Pure Value Fund
A-Class	1.52%	8.29%	1,000.00	1,082.90	7.94
C-Class	2.27%	7.89%	1,000.00	1,078.90	11.83
H-Class	1.52%	8.19%	1,000.00	1,081.90	7.93
Europe 1.25x Strategy Fund
A-Class	1.68%	2.30%	1,000.00	1,023.00	8.52
C-Class	2.43%	2.01%	1,000.00	1,020.10	12.31
H-Class	1.68%	2.17%	1,000.00	1,021.70	8.51
Japan 2x Strategy Fund
A-Class	1.51%	20.15%	1,000.00	1,201.50	8.33
C-Class	2.26%	19.72%	1,000.00	1,197.20	12.45
H-Class	1.51%	20.11%	1,000.00	1,201.10	8.33
Strengthening Dollar 2x Strategy Fund
A-Class	1.71%	1.17%	1,000.00	1,011.70	8.62
C-Class	2.46%	0.80%	1,000.00	1,008.00	12.38
H-Class	1.71%	1.18%	1,000.00	1,011.80	8.62
Weakening Dollar 2x Strategy Fund
A-Class	1.71%	(2.87%)	1,000.00	971.30	8.45
C-Class	2.46%	(3.32%)	1,000.00	966.80	12.13
H-Class	1.71%	(2.95%)	1,000.00	970.50	8.45

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund
A-Class	1.52%	5.00%	$ 1,000.00	$ 1,017.45	$ 7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P 500® Pure Value Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P MidCap 400® Pure Growth Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P MidCap 400® Pure Value Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P SmallCap 600® Pure Growth Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P SmallCap 600® Pure Value Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
Europe 1.25x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Japan 2x Strategy Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
Strengthening Dollar 2x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Weakening Dollar 2x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2016 to September 30, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	September 30, 2016

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Facebook, Inc. — Class A	2.0%
NVIDIA Corp.	1.9%
Electronic Arts, Inc.	1.9%
Constellation Brands, Inc. — Class A	1.8%
Centene Corp.	1.8%
Broadcom Ltd.	1.8%
Amazon.com, Inc.	1.8%
Activision Blizzard, Inc.	1.6%
Ulta Salon Cosmetics & Fragrance, Inc.	1.4%
O’Reilly Automotive, Inc.	1.3%
Top Ten Total	17.3%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
S&P 500® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Consumer, Non-cyclical - 26.8%
Constellation Brands, Inc. — Class A	10,305	$1,715,679
Centene Corp.*	25,300	1,694,088
Edwards Lifesciences Corp.*	9,020	1,087,450
S&P Global, Inc.	8,590	1,087,150
Hologic, Inc.*	26,100	1,013,463
Global Payments, Inc.	13,000	997,880
Aetna, Inc.	8,585	991,138
Regeneron Pharmaceuticals, Inc.*	2,324	934,294
Mondelez International, Inc. — Class A	21,173	929,495
Total System Services, Inc.	18,807	886,750
Equifax, Inc.	6,500	874,770
Cigna Corp.	6,700	873,144
Boston Scientific Corp.*	36,237	862,441
Biogen, Inc.*	2,603	814,817
Gilead Sciences, Inc.	10,282	813,512
Avery Dennison Corp.	9,497	738,772
AmerisourceBergen Corp. — Class A	8,770	708,441
Reynolds American, Inc.	14,857	700,508
Celgene Corp.*	6,410	670,037
Coty, Inc. — Class A*	28,100	660,350
Monster Beverage Corp.*	4,496	660,058
Illumina, Inc.*	3,551	645,075
Laboratory Corporation of America Holdings*	4,450	611,786
Hormel Foods Corp.	15,688	595,046
Cintas Corp.	5,230	588,898
Verisk Analytics, Inc. — Class A*	6,890	560,019
Moody’s Corp.	4,903	530,897
Alexion Pharmaceuticals, Inc.*	3,763	461,118
CR Bard, Inc.	1,930	432,860
Becton Dickinson and Co.	2,300	413,379
Dr Pepper Snapple Group, Inc.	3,300	301,323
Allergan plc*	1,132	260,711
Total Consumer, Non-cyclical		25,115,349

Technology - 19.1%
NVIDIA Corp.	25,983	1,780,355
Electronic Arts, Inc.*	20,487	1,749,589
Broadcom Ltd.	9,765	1,684,658
Activision Blizzard, Inc.	33,702	1,492,999
salesforce.com, Inc.*	16,590	1,183,364
Skyworks Solutions, Inc.	14,712	1,120,172
Lam Research Corp.	10,442	988,962
Red Hat, Inc.*	12,189	985,237
Fiserv, Inc.*	8,186	814,261
Applied Materials, Inc.	25,980	783,297
Cognizant Technology Solutions Corp. — Class A*	15,366	733,112
Microchip Technology, Inc.	11,191	695,409
Citrix Systems, Inc.*	8,108	690,964
Qorvo, Inc.*	10,544	587,723
Apple, Inc.	5,085	574,859
Cerner Corp.*	7,598	469,177
Akamai Technologies, Inc.*	8,173	433,087
Accenture plc — Class A	3,400	415,378
Microsoft Corp.	6,800	391,680
Paychex, Inc.	6,279	363,366
Total Technology		17,937,649

Consumer, Cyclical - 17.7%
Ulta Salon Cosmetics & Fragrance, Inc.*	5,400	1,285,092
O’Reilly Automotive, Inc.*	4,401	1,232,764
DR Horton, Inc.	36,700	1,108,340
Dollar Tree, Inc.*	11,970	944,792
Starbucks Corp.	16,700	904,138
AutoZone, Inc.*	1,150	883,591
Lennar Corp. — Class A	18,845	797,897
LKQ Corp.*	22,500	797,850
Alaska Air Group, Inc.	11,200	737,632
Home Depot, Inc.	5,650	727,042
Advance Auto Parts, Inc.	4,575	682,224
Lowe’s Companies, Inc.	8,750	631,838
Mohawk Industries, Inc.*	3,100	621,054
NIKE, Inc. — Class B	11,600	610,740
Ross Stores, Inc.	8,950	575,485
Under Armour, Inc. — Class A*	12,890	498,585
Southwest Airlines Co.	11,842	460,535
Signet Jewelers Ltd.	6,100	454,633
Under Armour, Inc. — Class C*	13,003	440,282
Chipotle Mexican Grill, Inc. — Class A*	1,010	427,735
Tractor Supply Co.	6,300	424,305
Newell Brands, Inc.	7,180	378,099
TJX Companies, Inc.	4,700	351,466
Delphi Automotive plc	4,400	313,808
Hanesbrands, Inc.	11,300	285,325
Total Consumer, Cyclical		16,575,252

Communications - 12.5%
Facebook, Inc. — Class A*	14,717	1,887,750
Amazon.com, Inc.*	2,000	1,674,621
Expedia, Inc.	10,489	1,224,276
VeriSign, Inc.*	13,705	1,072,279
Netflix, Inc.*	10,149	1,000,184
Priceline Group, Inc.*	631	928,510
eBay, Inc.*	23,958	788,218
TripAdvisor, Inc.*	11,930	753,737
Alphabet, Inc. — Class A*	702	564,450
Alphabet, Inc. — Class C*	687	533,998
Walt Disney Co.	5,000	464,300
Juniper Networks, Inc.	17,146	412,533
Discovery Communications, Inc. — Class C*	10,000	263,100
Discovery Communications, Inc. — Class A*	5,870	158,020
Total Communications		11,725,976

Financial - 12.3%
XL Group Ltd.	30,100	1,012,263
Extra Space Storage, Inc.	11,400	905,274
Visa, Inc. — Class A	10,082	833,781
Prologis, Inc.	15,536	831,797

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
S&P 500® PURE GROWTH FUND

	Shares	Value

Equity Residential	12,205	$785,148
Intercontinental Exchange, Inc.	2,840	764,982
E*TRADE Financial Corp.*	22,304	649,492
Kimco Realty Corp.	22,147	641,156
Equinix, Inc.	1,776	639,804
Mastercard, Inc. — Class A	6,006	611,231
CBRE Group, Inc. — Class A*	21,727	607,921
Public Storage	2,500	557,850
UDR, Inc.	14,621	526,210
American Tower Corp. — Class A	4,294	486,639
AvalonBay Communities, Inc.	2,671	475,011
Crown Castle International Corp.	4,900	461,629
Charles Schwab Corp.	14,414	455,050
Alliance Data Systems Corp.*	1,232	264,301
Total Financial		11,509,539

Industrial - 9.9%
PerkinElmer, Inc.	19,471	1,092,518
Vulcan Materials Co.	8,797	1,000,482
Masco Corp.	28,100	964,112
Fortune Brands Home & Security, Inc.	15,400	894,740
Acuity Brands, Inc.	3,300	873,180
TransDigm Group, Inc.*	2,800	809,536
Martin Marietta Materials, Inc.	4,460	798,831
Northrop Grumman Corp.	3,200	684,640
Stanley Black & Decker, Inc.	4,400	541,112
Amphenol Corp. — Class A	7,300	473,916
Roper Technologies, Inc.	2,200	401,434
Snap-on, Inc.	2,640	401,174
Boeing Co.	2,400	316,176
Total Industrial		9,251,851

Energy - 0.9%
Pioneer Natural Resources Co.	4,401	817,046

Basic Materials - 0.4%
Sherwin-Williams Co.	1,550	428,823

Total Common Stocks
(Cost $70,097,763)		93,361,485

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$245,019	245,019
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	194,547	194,547
Total Repurchase Agreements
(Cost $439,566)		439,566

Total Investments - 100.1%
(Cost $70,537,329)		$93,801,051
Other Assets & Liabilities, net - (0.1)%		(56,164)
Total Net Assets - 100.0%		$93,744,887

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$93,361,485	$—	$—	$93,361,485
Repurchase Agreements	—	439,566	—	439,566
Total	$93,361,485	$439,566	$—	$93,801,051

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $70,097,763)	$93,361,485
Repurchase agreements, at value (cost $439,566)	439,566
Total investments (cost $70,537,329)	93,801,051
Cash	11,060
Receivables:
Securities sold	855,182
Fund shares sold	23,531
Dividends	68,072
Total assets	94,758,896

Liabilities:
Payable for:
Securities purchased	660,182
Fund shares redeemed	192,635
Management fees	58,054
Distribution and service fees	29,273
Transfer agent and administrative fees	19,351
Portfolio accounting fees	7,741
Miscellaneous	46,773
Total liabilities	1,014,009
Commitments and contingent liabilities (Note 11)	—
Net assets	$93,744,887

Net assets consist of:
Paid in capital	$74,094,542
Accumulated net investment loss	(511,627)
Accumulated net realized loss on investments	(3,101,750)
Net unrealized appreciation on investments	23,263,722
Net assets	$93,744,887

A-Class:
Net assets	$15,531,738
Capital shares outstanding	284,693
Net asset value per share	$54.56
Maximum offering price per share (Net asset value divided by 95.25%)	$57.28

C-Class:
Net assets	$14,237,501
Capital shares outstanding	288,448
Net asset value per share	$49.36

H-Class:
Net assets	$63,975,648
Capital shares outstanding	1,172,871
Net asset value per share	$54.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends	$463,967
Interest	781
Total investment income	464,748

Expenses:
Management fees	425,710
Transfer agent and administrative fees	141,903
Distribution and service fees:
A-Class	23,566
C-Class	83,217
H-Class	97,533
Portfolio accounting fees	56,760
Custodian fees	6,664
Trustees’ fees*	5,121
Line of credit fees	136
Miscellaneous	85,568
Total expenses	926,178
Net investment loss	(461,430)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,173,445
Net realized gain	9,173,445
Net change in unrealized appreciation (depreciation) on:
Investments	(2,501,569)
Net change in unrealized appreciation (depreciation)	(2,501,569)
Net realized and unrealized gain	6,671,876
Net increase in net assets resulting from operations	$6,210,446

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(461,430)	$(747,485)
Net realized gain (loss) on investments	9,173,445	(5,914,175)
Net change in unrealized appreciation (depreciation) on investments	(2,501,569)	(4,755,558)
Net increase (decrease) in net assets resulting from operations	6,210,446	(11,417,218)

Distributions to shareholders from:
Net realized gains
A-Class	—	(857,343)
C-Class	—	(687,448)
H-Class	—	(3,476,889)
Total distributions to shareholders	—	(5,021,680)

Capital share transactions:
Proceeds from sale of shares
A-Class	8,885,652	57,800,935
C-Class	504,342	7,117,304
H-Class	131,333,735	424,273,419
Distributions reinvested
A-Class	—	847,945
C-Class	—	679,901
H-Class	—	3,448,540
Cost of shares redeemed
A-Class	(18,369,877)	(56,458,547)
C-Class	(4,619,082)	(10,768,882)
H-Class	(185,005,363)	(408,794,397)
Net increase (decrease) from capital share transactions	(67,270,593)	18,146,218
Net increase (decrease) in net assets	(61,060,147)	1,707,320

Net assets:
Beginning of period	154,805,034	153,097,714
End of period	$93,744,887	$154,805,034
Accumulated net investment loss at end of period	$(511,627)	$(50,197)

Capital share activity:
Shares sold
A-Class	166,003	1,065,419
C-Class	10,397	144,257
H-Class	2,492,200	8,047,777
Shares issued from reinvestment of distributions
A-Class	—	15,838
C-Class	—	13,944
H-Class	—	64,423
Shares redeemed
A-Class	(345,876)	(1,078,093)
C-Class	(95,356)	(227,917)
H-Class	(3,507,993)	(7,797,307)
Net increase (decrease) in shares	(1,280,625)	248,341

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$51.74	$55.85	$50.81	$38.86	$34.54	$33.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.22)	(.33)	(.23)	(.13)	(.20)
Net gain (loss) on investments (realized and unrealized)	3.01	(2.47)	6.86	12.18	4.45	1.82
Total from investment operations	2.82	(2.69)	6.53	11.95	4.32	1.62
Less distributions from:
Net realized gains	—	(1.42)	(1.49)	—	—	(.23)
Total distributions	—	(1.42)	(1.49)	—	—	(.23)
Net asset value, end of period	$54.56	$51.74	$55.85	$50.81	$38.86	$34.54

Total Return[c]	5.43%	(4.90%)	12.98%	30.75%	12.51%	4.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,532	$24,037	$25,768	$19,978	$15,001	$2,846
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.41%)	(0.62%)	(0.51%)	(0.38%)	(0.62%)
Total expenses	1.52%	1.50%	1.50%	1.52%	1.51%	1.52%
Portfolio turnover rate	83%	290%	274%	594%	421%	586%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$46.99	$51.23	$47.07	$36.27	$32.48	$31.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	(.57)	(.67)	(.52)	(.38)	(.41)
Net gain (loss) on investments (realized and unrealized)	2.72	(2.25)	6.32	11.32	4.17	1.70
Total from investment operations	2.37	(2.82)	5.65	10.80	3.79	1.29
Less distributions from:
Net realized gains	—	(1.42)	(1.49)	—	—	(.23)
Total distributions	—	(1.42)	(1.49)	—	—	(.23)
Net asset value, end of period	$49.36	$46.99	$51.23	$47.07	$36.27	$32.48

Total Return[c]	5.02%	(5.61%)	12.13%	29.78%	11.70%	4.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,238	$17,546	$22,701	$17,042	$8,692	$11,623
Ratios to average net assets:
Net investment income (loss)	(1.43%)	(1.16%)	(1.37%)	(1.24%)	(1.19%)	(1.35%)
Total expenses	2.27%	2.25%	2.25%	2.27%	2.25%	2.26%
Portfolio turnover rate	83%	290%	274%	594%	421%	586%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$51.73	$55.84	$50.80	$38.84	$34.52	$33.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.18)	(.34)	(.23)	(.15)	(.19)
Net gain (loss) on investments (realized and unrealized)	3.01	(2.51)	6.87	12.19	4.47	1.81
Total from investment operations	2.82	(2.69)	6.53	11.96	4.32	1.62
Less distributions from:
Net realized gains	—	(1.42)	(1.49)	—	—	(.23)
Total distributions	—	(1.42)	(1.49)	—	—	(.23)
Net asset value, end of period	$54.55	$51.73	$55.84	$50.80	$38.84	$34.52

Total Return[c]	5.43%	(4.91%)	12.98%	30.79%	12.51%	4.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,976	$113,223	$104,628	$103,502	$52,483	$36,627
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.35%)	(0.65%)	(0.50%)	(0.43%)	(0.59%)
Total expenses	1.52%	1.51%	1.50%	1.52%	1.50%	1.51%
Portfolio turnover rate	83%	290%	274%	594%	421%	586%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
HP, Inc.	3.0%
Newmont Mining Corp.	2.4%
Archer-Daniels-Midland Co.	2.2%
NRG Energy, Inc.	2.1%
Alcoa, Inc.	1.8%
Leucadia National Corp.	1.8%
Jacobs Engineering Group, Inc.	1.7%
Quanta Services, Inc.	1.7%
AES Corp.	1.7%
Best Buy Company, Inc.	1.7%
Top Ten Total	20.1%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
S&P 500® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Financial - 25.6%
Prudential Financial, Inc.	8,933	$729,380
Loews Corp.	16,085	661,897
MetLife, Inc.	14,830	658,897
Allstate Corp.	7,960	550,673
Lincoln National Corp.	11,086	520,820
American International Group, Inc.	8,708	516,733
Regions Financial Corp.	51,180	505,148
Unum Group	14,078	497,094
Hartford Financial Services Group, Inc.	11,412	488,662
Bank of America Corp.	30,399	475,745
Citigroup, Inc.	9,767	461,295
Capital One Financial Corp.	6,337	455,187
Navient Corp.	31,060	449,438
Zions Bancorporation	12,864	399,041
SunTrust Banks, Inc.	9,037	395,821
Comerica, Inc.	7,283	344,632
KeyCorp	27,943	340,066
JPMorgan Chase & Co.	4,937	328,755
Fifth Third Bancorp	15,777	322,797
Travelers Companies, Inc.	2,659	304,588
Chubb Ltd.	2,417	303,696
Principal Financial Group, Inc.	5,881	302,930
Berkshire Hathaway, Inc. — Class B*	2,094	302,520
Goldman Sachs Group, Inc.	1,862	300,285
Legg Mason, Inc.	8,870	296,967
Aflac, Inc.	4,119	296,033
PNC Financial Services Group, Inc.	3,002	270,450
People’s United Financial, Inc.	16,603	262,659
BB&T Corp.	6,721	253,516
Bank of New York Mellon Corp.	4,145	165,303
Total Financial		12,161,028

Consumer, Cyclical - 15.2%
Best Buy Company, Inc.	20,754	792,389
Wal-Mart Stores, Inc.	9,833	709,156
General Motors Co.	19,815	629,523
Staples, Inc.	68,037	581,716
Ford Motor Co.	44,811	540,869
Kohl’s Corp.	12,147	531,432
AutoNation, Inc.*	8,720	424,751
PVH Corp.	3,780	417,690
Macy’s, Inc.	10,820	400,881
Urban Outfitters, Inc.*	11,358	392,078
United Continental Holdings, Inc.*	6,811	357,373
Whirlpool Corp.	2,008	325,617
PulteGroup, Inc.	15,880	318,235
PACCAR, Inc.	4,230	248,639
Target Corp.	3,399	233,443
The Gap, Inc.	7,680	170,803
Bed Bath & Beyond, Inc.	3,540	152,609
Total Consumer, Cyclical		7,227,204

Utilities - 14.6%
NRG Energy, Inc.	90,919	1,019,202
AES Corp.	62,037	797,175
Exelon Corp.	23,426	779,853
FirstEnergy Corp.	14,593	482,736
NiSource, Inc.	16,439	396,345
Duke Energy Corp.	4,119	329,685
Consolidated Edison, Inc.	4,233	318,745
Entergy Corp.	3,694	283,441
SCANA Corp.	3,733	270,157
DTE Energy Co.	2,846	266,585
Public Service Enterprise Group, Inc.	5,968	249,880
Edison International	3,453	249,479
American Electric Power Company, Inc.	3,805	244,319
CenterPoint Energy, Inc.	10,341	240,221
Ameren Corp.	4,534	222,982
Pinnacle West Capital Corp.	2,860	217,331
PG&E Corp.	3,304	202,106
Xcel Energy, Inc.	4,517	185,829
Eversource Energy	3,278	177,602
Total Utilities		6,933,673

Consumer, Non-cyclical - 9.8%
Archer-Daniels-Midland Co.	24,560	1,035,694
Quanta Services, Inc.*	28,921	809,499
Tyson Foods, Inc. — Class A	8,698	649,480
Anthem, Inc.	5,017	628,680
Cardinal Health, Inc.	5,333	414,374
McKesson Corp.	2,420	403,535
Sysco Corp.	5,751	281,857
Whole Foods Market, Inc.	7,770	220,280
Express Scripts Holding Co.*	2,600	183,378
Total Consumer, Non-cyclical		4,626,777

Energy - 9.1%
National Oilwell Varco, Inc.	20,798	764,119
Valero Energy Corp.	10,366	549,398
Chevron Corp.	4,408	453,671
Phillips 66	5,443	438,434
Marathon Petroleum Corp.	9,414	382,114
Transocean Ltd.*	35,647	379,997
Helmerich & Payne, Inc.	5,182	348,749
Hess Corp.	5,310	284,722
First Solar, Inc.*	7,175	283,341
Marathon Oil Corp.	14,782	233,703
Baker Hughes, Inc.	3,554	179,370
Total Energy		4,297,618

Industrial - 8.8%
Jacobs Engineering Group, Inc.*	15,693	811,641
Fluor Corp.	13,781	707,241
Ryder System, Inc.	8,289	546,660
WestRock Co.	11,000	533,280
Corning, Inc.	15,490	366,339
Cummins, Inc.	2,550	326,782
Eaton Corporation plc	4,290	281,896
Caterpillar, Inc.	2,870	254,769

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
S&P 500® PURE VALUE FUND

	Shares	Value

Textron, Inc.	4,530	$180,068
Owens-Illinois, Inc.*	9,263	170,347
Total Industrial		4,179,023

Basic Materials - 6.5%
Newmont Mining Corp.	28,958	1,137,760
Alcoa, Inc.	85,944	871,472
Nucor Corp.	8,200	405,490
Freeport-McMoRan, Inc.	31,593	343,100
Mosaic Co.	13,320	325,807
Total Basic Materials		3,083,629

Technology - 4.8%
HP, Inc.	90,535	1,406,008
Xerox Corp.	54,897	556,107
Western Digital Corp.	5,190	303,459
Total Technology		2,265,574

Communications - 2.9%
CenturyLink, Inc.	19,293	529,207
News Corp. — Class A	29,386	410,816
Frontier Communications Corp.	77,375	321,880
News Corp. — Class B	8,300	118,026
Total Communications		1,379,929

Diversified - 1.8%
Leucadia National Corp.	44,847	853,887

Total Common Stocks
(Cost $35,741,674)		47,008,342

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$102,806	102,806
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	81,628	81,628
Total Repurchase Agreements
(Cost $184,434)		184,434

Total Investments - 99.5%
(Cost $35,926,108)		$47,192,776
Other Assets & Liabilities, net - 0.5%		258,264
Total Net Assets - 100.0%		$47,451,040

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$47,008,342	$—	$—	$47,008,342
Repurchase Agreements	—	184,434	—	184,434
Total	$47,008,342	$184,434	$—	$47,192,776

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $35,741,674)	$47,008,342
Repurchase agreements, at value (cost $184,434)	184,434
Total investments (cost $35,926,108)	47,192,776
Receivables:
Securities sold	449,891
Fund shares sold	12,736
Dividends	72,602
Total assets	47,728,005

Liabilities:
Payable for:
Fund shares redeemed	197,655
Management fees	28,205
Licensing fees	21,852
Distribution and service fees	11,319
Transfer agent and administrative fees	9,402
Portfolio accounting fees	3,761
Miscellaneous	4,771
Total liabilities	276,965
Commitments and contingent liabilities (Note 11)	—
Net assets	$47,451,040

Net assets consist of:
Paid in capital	$43,648,859
Undistributed net investment income	1,078,819
Accumulated net realized loss on investments	(8,543,306)
Net unrealized appreciation on investments	11,266,668
Net assets	$47,451,040

A-Class:
Net assets	$6,367,771
Capital shares outstanding*	92,034
Net asset value per share*	$69.19
Maximum offering price per share (Net asset value divided by 95.25%)*	$72.64

C-Class:
Net assets	$3,135,902
Capital shares outstanding*	51,340
Net asset value per share*	$61.08

H-Class:
Net assets	$37,947,367
Capital shares outstanding*	546,422
Net asset value per share*	$69.45

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends	$778,886
Interest	379
Total investment income	779,265

Expenses:
Management fees	236,913
Transfer agent and administrative fees	78,971
Distribution and service fees:
A-Class	10,703
C-Class	16,950
H-Class	64,031
Portfolio accounting fees	31,588
Registration fees	25,659
Custodian fees	3,703
Trustees’ fees**	3,224
Line of credit fees	213
Miscellaneous	21,209
Total expenses	493,164
Net investment income	286,101

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,863,610
Net realized gain	3,863,610
Net change in unrealized appreciation (depreciation) on:
Investments	(3,870,059)
Net change in unrealized appreciation (depreciation)	(3,870,059)
Net realized and unrealized loss	(6,449)
Net increase in net assets resulting from operations	$279,652

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 2:1 share split effective October 28, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$286,101	$792,718
Net realized gain (loss) on investments	3,863,610	(2,975,861)
Net change in unrealized appreciation (depreciation) on investments	(3,870,059)	540,213
Net increase (decrease) in net assets resulting from operations	279,652	(1,642,930)

Distributions to shareholders from:
Net investment income
A-Class	—	(230,654)
C-Class	—	(81,084)
H-Class	—	(773,153)
Net realized gains
A-Class	—	(381,595)
C-Class	—	(134,145)
H-Class	—	(1,279,106)
Total distributions to shareholders	—	(2,879,737)

Capital share transactions:
Proceeds from sale of shares
A-Class	16,570,995	21,610,017
C-Class	975,682	5,196,156
H-Class	102,751,444	283,243,022
Distributions reinvested
A-Class	—	607,532
C-Class	—	214,297
H-Class	—	2,039,461
Cost of shares redeemed
A-Class	(21,302,909)	(25,025,972)
C-Class	(1,540,575)	(7,319,303)
H-Class	(135,950,981)	(261,907,569)
Net increase (decrease) from capital share transactions	(38,496,344)	18,657,641
Net increase (decrease) in net assets	(38,216,692)	14,134,974

Net assets:
Beginning of period	85,667,732	71,532,758
End of period	$47,451,040	$85,667,732
Undistributed net investment income at end of period	$1,078,819	$792,718

Capital share activity:*
Shares sold
A-Class	242,916	325,256
C-Class	16,490	82,820
H-Class	1,516,818	4,260,374
Shares issued from reinvestment of distributions
A-Class	—	9,084
C-Class	—	3,606
H-Class	—	30,384
Shares redeemed
A-Class	(319,518)	(389,324)
C-Class	(25,816)	(123,960)
H-Class	(2,041,410)	(3,891,646)
Net increase (decrease) in shares	(610,520)	306,594

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 2:1 share split effective October 28, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$66.03	$72.54	$70.69	$55.84	$46.75	$45.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.73	.57	.31	.29	.15
Net gain (loss) on investments (realized and unrealized)	2.82	(4.63)	3.42	17.50	8.87	1.49
Total from investment operations	3.16	(3.90)	3.99	17.81	9.16	1.64
Less distributions from:
Net investment income	—	(.98)	(.07)	(.12)	(.07)	—
Net realized gains	—	(1.63)	(2.07)	(2.84)	—	—
Total distributions	—	(2.61)	(2.14)	(2.96)	(.07)	—
Net asset value, end of period	$69.19	$66.03	$72.54	$70.69	$55.84	$46.75

Total Return[c]	4.78%	(5.44%)	5.60%	32.21%	19.63%	3.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,368	$11,135	$16,222	$4,435	$1,303	$1,846
Ratios to average net assets:
Net investment income (loss)	1.00%	1.08%	0.78%	0.47%	0.61%	0.34%
Total expenses	1.52%	1.50%	1.51%	1.52%	1.51%	1.51%
Portfolio turnover rate	145%	365%	295%	410%	669%	762%

C-Class	Period Ended September 30, 2016[a,d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$58.51	$65.08	$64.10	$51.23	$43.21	$42.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.17	.02	(.15)	(.10)	(.18)
Net gain (loss) on investments (realized and unrealized)	2.51	(4.13)	3.10	15.98	8.19	1.39
Total from investment operations	2.57	(3.96)	3.12	15.83	8.09	1.21
Less distributions from:
Net investment income	—	(.98)	(.07)	(.12)	(.07)	—
Net realized gains	—	(1.63)	(2.07)	(2.84)	—	—
Total distributions	—	(2.61)	(2.14)	(2.96)	(.07)	—
Net asset value, end of period	$61.08	$58.51	$65.08	$64.10	$51.23	$43.21

Total Return[c]	4.38%	(6.15%)	4.81%	31.21%	18.76%	2.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,136	$3,550	$6,390	$5,090	$3,430	$2,128
Ratios to average net assets:
Net investment income (loss)	0.21%	0.28%	0.03%	(0.26%)	(0.22%)	(0.45%)
Total expenses	2.27%	2.25%	2.25%	2.27%	2.26%	2.27%
Portfolio turnover rate	145%	365%	295%	410%	669%	762%

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$66.28	$72.81	$70.94	$56.03	$46.90	$45.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.80	.49	.26	.29	.17
Net gain (loss) on investments (realized and unrealized)	2.85	(4.72)	3.52	17.61	8.91	1.48
Total from investment operations	3.17	(3.92)	4.01	17.87	9.20	1.65
Less distributions from:
Net investment income	—	(.98)	(.07)	(.12)	(.07)	—
Net realized gains	—	(1.63)	(2.07)	(2.84)	—	—
Total distributions	—	(2.61)	(2.14)	(2.96)	(.07)	—
Net asset value, end of period	$69.45	$66.28	$72.81	$70.94	$56.03	$46.90

Total Return[c]	4.78%	(5.44%)	5.60%	32.21%	19.64%	3.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,947	$70,983	$48,920	$114,984	$78,480	$68,886
Ratios to average net assets:
Net investment income (loss)	0.93%	1.17%	0.66%	0.40%	0.58%	0.38%
Total expenses	1.52%	1.50%	1.51%	1.52%	1.52%	1.51%
Portfolio turnover rate	145%	365%	295%	410%	669%	762%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Share split — Per share amounts for the periods presented through September 30, 2016 have been restated to reflect a 2:1 share split effective October 28,2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	September 30, 2016

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
ABIOMED, Inc.	2.8%
Convergys Corp.	2.4%
MarketAxess Holdings, Inc.	2.2%
Alexander & Baldwin, Inc.	2.1%
WebMD Health Corp. — Class A	1.9%
Post Holdings, Inc.	1.9%
ARRIS International plc	1.9%
Skechers U.S.A., Inc. — Class A	1.8%
Cirrus Logic, Inc.	1.7%
Dycom Industries, Inc.	1.7%
Top Ten Total	20.4%

“Ten Largest Holdings” excludes any temporary cash investments.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.4%

Technology - 25.8%
Convergys Corp.	96,375	$2,931,727
Cirrus Logic, Inc.*	38,900	2,067,535
Ultimate Software Group, Inc.*	9,766	1,996,072
Fortinet, Inc.*	49,767	1,837,895
j2 Global, Inc.	27,504	1,832,041
ACI Worldwide, Inc.*	88,605	1,717,164
Synaptics, Inc.*	28,663	1,679,079
Fair Isaac Corp.	12,941	1,612,319
Integrated Device Technology, Inc.*	67,973	1,570,176
MAXIMUS, Inc.	26,564	1,502,460
Tyler Technologies, Inc.*	8,660	1,482,852
Microsemi Corp.*	35,109	1,473,876
Manhattan Associates, Inc.*	24,590	1,416,876
Monolithic Power Systems, Inc.	17,400	1,400,700
MSCI, Inc. — Class A	16,105	1,351,854
IPG Photonics Corp.*	14,720	1,212,192
Jack Henry & Associates, Inc.	12,270	1,049,699
Broadridge Financial Solutions, Inc.	13,700	928,723
DST Systems, Inc.	7,690	906,805
CDK Global, Inc.	15,038	862,580
Cadence Design Systems, Inc.*	32,182	821,606
Total Technology		31,654,231

Consumer, Non-cyclical - 24.4%
ABIOMED, Inc.*	26,359	3,389,240
MarketAxess Holdings, Inc.	16,077	2,662,190
Post Holdings, Inc.*	30,000	2,315,100
NuVasive, Inc.*	25,500	1,699,830
Amsurg Corp. — Class A*	24,620	1,650,771
WhiteWave Foods Co. — Class A*	29,847	1,624,572
Align Technology, Inc.*	16,060	1,505,625
Sprouts Farmers Market, Inc.*	70,880	1,463,672
United Therapeutics Corp.*	10,641	1,256,489
Prestige Brands Holdings, Inc.*	25,290	1,220,748
Helen of Troy Ltd.*	13,000	1,120,210
PAREXEL International Corp.*	16,129	1,120,159
Service Corporation International	37,620	998,435
VCA, Inc.*	13,990	979,020
MEDNAX, Inc.*	13,910	921,538
CEB, Inc.	15,928	867,598
Gartner, Inc.*	8,835	781,456
Rollins, Inc.	25,031	732,908
STERIS plc	9,090	664,479
Akorn, Inc.*	23,183	631,969
Bio-Techne Corp.	5,620	615,390
Charles River Laboratories International, Inc.*	7,291	607,632
LivaNova plc*	9,353	562,209
Flowers Foods, Inc.	33,465	505,991
Total Consumer, Non-cyclical		29,897,231

Financial - 18.9%
Alexander & Baldwin, Inc.	65,460	2,514,973
WisdomTree Investments, Inc.	187,180	1,926,082
Old Republic International Corp.	94,790	1,670,200
PrivateBancorp, Inc. — Class A	36,350	1,669,193
Lamar Advertising Co. — Class A	23,605	1,541,642
Equity One, Inc.	50,304	1,539,806
Bank of the Ozarks, Inc.	35,447	1,361,165
SEI Investments Co.	28,044	1,279,087
Education Realty Trust, Inc.	29,120	1,256,237
Signature Bank*	10,376	1,229,037
Weingarten Realty Investors	30,440	1,186,551
First Horizon National Corp.	72,565	1,105,165
Communications Sales & Leasing, Inc.	32,290	1,014,229
SVB Financial Group*	8,850	978,279
CBOE Holdings, Inc.	13,224	857,576
Healthcare Realty Trust, Inc.	22,830	777,590
Jones Lang LaSalle, Inc.	5,860	666,809
Life Storage, Inc.	6,977	620,534
Total Financial		23,194,155

Consumer, Cyclical - 16.0%
Skechers U.S.A., Inc. — Class A*	97,607	2,235,200
NVR, Inc.*	1,200	1,967,845
Churchill Downs, Inc.	12,600	1,844,010
Tempur Sealy International, Inc.*	27,980	1,587,585
Vista Outdoor, Inc.*	39,505	1,574,669
Pool Corp.	14,460	1,366,759
Wendy’s Co.	115,543	1,247,865
Toll Brothers, Inc.*	38,940	1,162,748
JetBlue Airways Corp.*	55,289	953,182
Restoration Hardware Holdings, Inc.*	27,250	942,305
Domino’s Pizza, Inc.	6,175	937,674
Toro Co.	18,390	861,388
Buffalo Wild Wings, Inc.*	5,995	843,736
Panera Bread Co. — Class A*	3,800	739,936
Carter’s, Inc.	7,654	663,678
Dunkin’ Brands Group, Inc.	12,135	631,991
Total Consumer, Cyclical		19,560,571

Industrial - 8.1%
Dycom Industries, Inc.*	24,900	2,036,323
AO Smith Corp.	18,100	1,788,099
Lennox International, Inc.	9,680	1,520,050
Packaging Corporation of America	17,607	1,430,745
Zebra Technologies Corp. — Class A*	17,342	1,207,177
Eagle Materials, Inc.	15,201	1,175,037
Cognex Corp.	15,540	821,444
Total Industrial		9,978,875

Communications - 6.2%
WebMD Health Corp. — Class A*	46,740	2,322,978
ARRIS International plc*	80,369	2,276,853
AMC Networks, Inc. — Class A*	22,945	1,189,928
Ciena Corp.*	45,027	981,589
FactSet Research Systems, Inc.	4,980	807,258
Total Communications		7,578,606

Total Common Stocks
(Cost $109,267,209)		121,863,669

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
S&P MIDCAP 400® PURE GROWTH FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$360,354	$360,354
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	286,122	286,122
Total Repurchase Agreements
(Cost $646,476)		646,476

Total Investments - 99.9%
(Cost $109,913,685)		$122,510,145
Other Assets & Liabilities, net - 0.1%		117,219
Total Net Assets - 100.0%		$122,627,364

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$121,863,669	$—	$—	$121,863,669
Repurchase Agreements	—	646,476	—	646,476
Total	$121,863,669	$646,476	$—	$122,510,145

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $109,267,209)	$121,863,669
Repurchase agreements, at value (cost $646,476)	646,476
Total investments (cost $109,913,685)	122,510,145
Receivables:
Fund shares sold	328,665
Dividends	60,544
Interest	7
Total assets	122,899,361

Liabilities:
Payable for:
Management fees	75,470
Licensing fees	54,498
Fund shares redeemed	46,443
Distribution and service fees	36,454
Transfer agent and administrative fees	25,157
Portfolio accounting fees	10,062
Miscellaneous	23,913
Total liabilities	271,997
Commitments and contingent liabilities (Note 11)	—
Net assets	$122,627,364

Net assets consist of:
Paid in capital	$115,357,585
Accumulated net investment loss	(807,403)
Accumulated net realized loss on investments	(4,519,278)
Net unrealized appreciation on investments	12,596,460
Net assets	$122,627,364

A-Class:
Net assets	$17,717,823
Capital shares outstanding	371,236
Net asset value per share	$47.73
Maximum offering price per share (Net asset value divided by 95.25%)	$50.11

C-Class:
Net assets	$17,949,700
Capital shares outstanding	424,025
Net asset value per share	$42.33

H-Class:
Net assets	$86,959,841
Capital shares outstanding	1,820,108
Net asset value per share	$47.78

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends	$523,260
Interest	788
Total investment income	524,048

Expenses:
Management fees	488,636
Transfer agent and administrative fees	162,878
Distribution and service fees:
A-Class	29,599
C-Class	97,254
H-Class	108,966
Portfolio accounting fees	65,150
Custodian fees	7,672
Trustees’ fees*	5,615
Line of credit fees	113
Miscellaneous	98,395
Total expenses	1,064,278
Net investment loss	(540,230)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,186,892
Net realized gain	3,186,892
Net change in unrealized appreciation (depreciation) on:
Investments	137,419
Net change in unrealized appreciation (depreciation)	137,419
Net realized and unrealized gain	3,324,311
Net increase in net assets resulting from operations	$2,784,081

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(540,230)	$(1,474,357)
Net realized gain on investments	3,186,892	618,071
Net change in unrealized appreciation (depreciation) on investments	137,419	(19,480,581)
Net increase (decrease) in net assets resulting from operations	2,784,081	(20,336,867)

Distributions to shareholders from:
Net realized gains
A-Class	—	(2,228,224)
C-Class	—	(1,333,119)
H-Class	—	(6,095,021)
Total distributions to shareholders	—	(9,656,364)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,873,741	53,831,940
C-Class	1,781,065	8,486,478
H-Class	50,166,826	132,856,460
Distributions reinvested
A-Class	—	2,217,738
C-Class	—	1,326,118
H-Class	—	6,025,101
Cost of shares redeemed
A-Class	(13,887,236)	(60,087,772)
C-Class	(4,570,024)	(12,136,902)
H-Class	(59,732,031)	(150,323,558)
Net decrease from capital share transactions	(24,367,659)	(17,804,397)
Net decrease in net assets	(21,583,578)	(47,797,628)

Net assets:
Beginning of period	144,210,942	192,008,570
End of period	$122,627,364	$144,210,942
Accumulated net investment loss at end of period	$(807,403)	$(267,173)

Capital share activity:
Shares sold
A-Class	39,532	1,045,660
C-Class	42,356	181,153
H-Class	1,054,158	2,636,800
Shares issued from reinvestment of distributions
A-Class	—	45,094
C-Class	—	30,201
H-Class	—	122,362
Shares redeemed
A-Class	(292,152)	(1,221,580)
C-Class	(108,046)	(270,847)
H-Class	(1,272,520)	(3,033,087)
Net decrease in shares	(536,672)	(464,244)

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$46.51	$53.86	$58.66	$49.76	$44.11	$42.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.36)	(.29)	(.22)	(.19)	(.45)
Net gain (loss) on investments (realized and unrealized)	1.40	(4.48)	3.88	11.05	5.84	1.80
Total from investment operations	1.22	(4.84)	3.59	10.83	5.65	1.35
Less distributions from:
Net realized gains	—	(2.51)	(8.39)	(1.93)	—	—
Total distributions	—	(2.51)	(8.39)	(1.93)	—	—
Net asset value, end of period	$47.73	$46.51	$53.86	$58.66	$49.76	$44.11

Total Return[c]	2.60%	(9.23%)	7.18%	21.90%	12.81%	3.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,718	$29,017	$40,648	$59,293	$45,638	$36,052
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.71%)	(0.53%)	(0.40%)	(0.43%)	(1.09%)
Total expenses	1.52%	1.50%	1.51%	1.52%	1.50%	1.50%
Portfolio turnover rate	41%	143%	134%	131%	188%	226%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$41.41	$48.60	$54.13	$46.39	$41.43	$40.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.66)	(.64)	(.58)	(.49)	(.71)
Net gain (loss) on investments (realized and unrealized)	1.23	(4.02)	3.50	10.25	5.45	1.67
Total from investment operations	.92	(4.68)	2.86	9.67	4.96	.96
Less distributions from:
Net realized gains	—	(2.51)	(8.39)	(1.93)	—	—
Total distributions	—	(2.51)	(8.39)	(1.93)	—	—
Net asset value, end of period	$42.33	$41.41	$48.60	$54.13	$46.39	$41.43

Total Return[c]	2.22%	(9.92%)	6.39%	20.98%	12.00%	2.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,950	$20,279	$26,689	$28,567	$18,837	$16,228
Ratios to average net assets:
Net investment income (loss)	(1.46%)	(1.46%)	(1.26%)	(1.15%)	(1.19%)	(1.83%)
Total expenses	2.27%	2.25%	2.26%	2.27%	2.25%	2.25%
Portfolio turnover rate	41%	143%	134%	131%	188%	226%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$46.56	$53.91	$58.71	$49.80	$44.14	$42.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.36)	(.29)	(.18)	(.20)	(.44)
Net gain (loss) on investments (realized and unrealized)	1.39	(4.48)	3.88	11.02	5.86	1.77
Total from investment operations	1.22	(4.84)	3.59	10.84	5.66	1.33
Less distributions from:
Net realized gains	—	(2.51)	(8.39)	(1.93)	—	—
Total distributions	—	(2.51)	(8.39)	(1.93)	—	—
Net asset value, end of period	$47.78	$46.56	$53.91	$58.71	$49.80	$44.14

Total Return[c]	2.60%	(9.22%)	7.18%	21.91%	12.82%	3.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,960	$94,915	$124,672	$186,863	$242,157	$312,510
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.71%)	(0.52%)	(0.33%)	(0.45%)	(1.08%)
Total expenses	1.52%	1.50%	1.51%	1.52%	1.50%	1.50%
Portfolio turnover rate	41%	143%	134%	131%	188%	226%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Joy Global, Inc.	4.1%
Talen Energy Corp.	3.0%
United States Steel Corp.	2.7%
Allegheny Technologies, Inc.	2.2%
KB Home	2.2%
WPX Energy, Inc.	2.2%
Terex Corp.	2.2%
Tech Data Corp.	2.1%
Computer Sciences Corp.	1.9%
Reliance Steel & Aluminum Co.	1.8%
Top Ten Total	24.4%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Industrial - 24.0%
Joy Global, Inc.	41,688	$1,156,424
Terex Corp.	24,065	611,492
Tech Data Corp.*	6,887	583,398
Arrow Electronics, Inc.*	7,999	511,696
Greif, Inc. — Class A	8,591	426,028
Avnet, Inc.	9,970	409,368
KLX, Inc.*	9,841	346,403
Triumph Group, Inc.	12,248	341,474
Vishay Intertechnology, Inc.	23,487	330,932
AECOM*	10,381	308,627
Oshkosh Corp.	5,448	305,088
Trinity Industries, Inc.	12,319	297,873
Jabil Circuit, Inc.	13,089	285,602
AGCO Corp.	5,058	249,461
EMCOR Group, Inc.	3,941	234,962
Granite Construction, Inc.	2,925	145,490
Regal Beloit Corp.	2,234	132,901
GATX Corp.	2,589	115,340
Total Industrial		6,792,559

Consumer, Cyclical - 14.5%
KB Home	38,777	625,084
Ingram Micro, Inc. — Class A	13,730	489,612
World Fuel Services Corp.	9,119	421,845
CST Brands, Inc.	7,520	361,637
GameStop Corp. — Class A	12,023	331,715
Dana, Inc.	16,625	259,184
Big Lots, Inc.	4,760	227,290
Dick’s Sporting Goods, Inc.	3,769	213,778
Fossil Group, Inc.*	6,561	182,199
J.C. Penney Company, Inc.*	17,158	158,197
Deckers Outdoor Corp.*	2,587	154,056
Abercrombie & Fitch Co. — Class A	9,593	152,432
Office Depot, Inc.	40,849	145,831
Cabela’s, Inc.*	2,480	136,226
Ascena Retail Group, Inc.*	23,279	130,130
Guess?, Inc.	8,144	118,984
Total Consumer, Cyclical		4,108,200

Financial - 14.1%
Reinsurance Group of America, Inc. — Class A	4,189	452,161
Genworth Financial, Inc. — Class A*	59,458	294,912
Aspen Insurance Holdings Ltd.	5,474	255,035
Endurance Specialty Holdings Ltd.	3,823	250,215
Hancock Holding Co.	7,661	248,447
Kemper Corp.	6,147	241,700
Senior Housing Properties Trust	10,458	237,501
Hanover Insurance Group, Inc.	3,001	226,335
CNO Financial Group, Inc.	14,234	217,353
Everest Re Group Ltd.	1,120	212,766
Alleghany Corp.*	364	191,107
First American Financial Corp.	4,213	165,487
WR Berkley Corp.	2,798	161,612
Trustmark Corp.	4,965	136,835
Associated Banc-Corp.	6,819	133,584
Umpqua Holdings Corp.	8,012	120,581
Prosperity Bancshares, Inc.	2,196	120,538
Stifel Financial Corp.*	3,110	119,580
International Bancshares Corp.	3,368	100,299
TCF Financial Corp.	6,526	94,692
Huntington Bancshares, Inc.	1	6
Total Financial		3,980,746

Basic Materials - 13.0%
United States Steel Corp.	40,814	769,753
Allegheny Technologies, Inc.	34,948	631,510
Reliance Steel & Aluminum Co.	7,196	518,328
Commercial Metals Co.	30,779	498,312
Domtar Corp.	10,379	385,372
Steel Dynamics, Inc.	15,284	381,947
Carpenter Technology Corp.	4,408	181,874
Worthington Industries, Inc.	3,660	175,790
Olin Corp.	6,731	138,120
Total Basic Materials		3,681,006

Energy - 11.4%
WPX Energy, Inc.*	47,219	622,819
SM Energy Co.	12,311	474,958
CONSOL Energy, Inc.	21,017	403,526
Diamond Offshore Drilling, Inc.	18,820	331,420
Murphy USA, Inc.*	4,277	305,207
Patterson-UTI Energy, Inc.	11,479	256,785
NOW, Inc.*	7,512	160,982
Oil States International, Inc.*	5,036	158,987
Western Refining, Inc.	5,877	155,505
Noble Corporation plc	23,276	147,570
HollyFrontier Corp.	4,543	111,304
Rowan Companies plc — Class A	5,908	89,565
Total Energy		3,218,628

Consumer, Non-cyclical - 10.4%
United Natural Foods, Inc.*	9,735	389,790
Aaron’s, Inc.	13,000	330,460
DeVry Education Group, Inc.	13,067	301,325
Owens & Minor, Inc.	7,583	263,358
ManpowerGroup, Inc.	3,466	250,453
Community Health Systems, Inc.*	21,309	245,906
Graham Holdings Co. — Class B	458	220,467
FTI Consulting, Inc.*	4,823	214,913
LifePoint Health, Inc.*	3,281	194,334
Dean Foods Co.	11,571	189,764
Tenet Healthcare Corp.*	8,018	181,688
Avis Budget Group, Inc.*	4,530	154,971
Total Consumer, Non-cyclical		2,937,429

Utilities - 5.9%
Talen Energy Corp.*	60,327	835,530
MDU Resources Group, Inc.	12,985	330,338
Great Plains Energy, Inc.	5,450	148,730
PNM Resources, Inc.	3,894	127,412

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

ONE Gas, Inc.	1,857	$114,837
Hawaiian Electric Industries, Inc.	3,598	107,400
Total Utilities		1,664,247

Technology - 4.7%
Computer Sciences Corp.	10,400	542,984
SYNNEX Corp.	3,027	345,411
3D Systems Corp.*	16,798	301,524
Lexmark International, Inc. — Class A	3,506	140,100
Total Technology		1,330,019

Communications - 1.5%
Telephone & Data Systems, Inc.	15,307	416,044

Total Common Stocks
(Cost $22,805,536)		28,128,878

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$91,415	91,415
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	72,584	72,584
Total Repurchase Agreements
(Cost $163,999)		163,999

Total Investments - 100.1%
(Cost $22,969,535)		$28,292,877
Other Assets & Liabilities, net - (0.1)%		(19,589)
Total Net Assets - 100.0%		$28,273,288

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$28,128,878	$—	$—	$28,128,878
Repurchase Agreements	—	163,999	—	163,999
Total	$28,128,878	$163,999	$—	$28,292,877

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $22,805,536)	$28,128,878
Repurchase agreements, at value (cost $163,999)	163,999
Total investments (cost $22,969,535)	28,292,877
Receivables:
Securities sold	417,779
Fund shares sold	15,859
Dividends	23,056
Total assets	28,749,571

Liabilities:
Payable for:
Securities purchased	332,383
Fund shares redeemed	97,998
Management fees	19,315
Distribution and service fees	8,070
Transfer agent and administrative fees	6,438
Portfolio accounting fees	2,575
Miscellaneous	9,504
Total liabilities	476,283
Commitments and contingent liabilities (Note 11)	—
Net assets	$28,273,288

Net assets consist of:
Paid in capital	$27,198,343
Undistributed net investment income	20,173
Accumulated net realized loss on investments	(4,268,570)
Net unrealized appreciation on investments	5,323,342
Net assets	$28,273,288

A-Class:
Net assets	$1,948,863
Capital shares outstanding	42,441
Net asset value per share	$45.92
Maximum offering price per share (Net asset value divided by 95.25%)	$48.21

C-Class:
Net assets	$2,682,313
Capital shares outstanding	64,891
Net asset value per share	$41.34

H-Class:
Net assets	$23,642,112
Capital shares outstanding	515,355
Net asset value per share	$45.88

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends	$271,198
Interest	366
Total investment income	271,564

Expenses:
Management fees	145,127
Transfer agent and administrative fees	48,376
Distribution and service fees:
A-Class	2,672
C-Class	12,363
H-Class	42,613
Portfolio accounting fees	19,350
Custodian fees	2,278
Trustees’ fees*	2,149
Line of credit fees	29
Miscellaneous	28,982
Total expenses	303,939
Net investment loss	(32,375)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	606,420
Net realized gain	606,420
Net change in unrealized appreciation (depreciation) on:
Investments	405,831
Net change in unrealized appreciation (depreciation)	405,831
Net realized and unrealized gain	1,012,251
Net increase in net assets resulting from operations	$979,876

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(32,375)	$52,548
Net realized gain (loss) on investments	606,420	(1,107,050)
Net change in unrealized appreciation (depreciation) on investments	405,831	1,847,168
Net increase in net assets resulting from operations	979,876	792,666

Distributions to shareholders from:
Net investment income
A-Class	—	(2,509)
C-Class	—	(4,545)
H-Class	—	(21,661)
Total distributions to shareholders	—	(28,715)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,281,816	7,839,706
C-Class	2,251,681	1,496,883
H-Class	164,640,968	117,775,736
Distributions reinvested
A-Class	—	2,473
C-Class	—	4,535
H-Class	—	21,374
Cost of shares redeemed
A-Class	(5,279,870)	(4,655,658)
C-Class	(1,934,229)	(2,314,575)
H-Class	(189,655,270)	(79,851,430)
Net increase (decrease) from capital share transactions	(27,694,904)	40,319,044
Net increase (decrease) in net assets	(26,715,028)	41,082,995

Net assets:
Beginning of period	54,988,316	13,905,321
End of period	$28,273,288	$54,988,316
Undistributed net investment income at end of period	$20,173	$52,548

Capital share activity:
Shares sold
A-Class	51,915	185,812
C-Class	57,353	42,699
H-Class	3,809,148	2,852,823
Shares issued from reinvestment of distributions
A-Class	—	58
C-Class	—	118
H-Class	—	505
Shares redeemed
A-Class	(122,008)	(115,018)
C-Class	(48,948)	(59,256)
H-Class	(4,427,460)	(1,916,239)
Net increase (decrease) in shares	(680,000)	991,502

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$42.43	$45.68	$43.04	$36.18	$30.88	$31.43
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	.16	.11	(.03)	.07	.06
Net gain (loss) on investments (realized and unrealized)	3.55	(3.30)	2.58	7.08	5.23	(.61)
Total from investment operations	3.49	(3.14)	2.69	7.05	5.30	(.55)
Less distributions from:
Net investment income	—	(.11)	(.05)	(.19)	—	—
Total distributions	—	(.11)	(.05)	(.19)	—	—
Net asset value, end of period	$45.92	$42.43	$45.68	$43.04	$36.18	$30.88

Total Return[c]	8.23%	(6.88%)	6.25%	19.49%	17.16%	(1.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,949	$4,775	$1,904	$2,357	$1,571	$6,817
Ratios to average net assets:
Net investment income (loss)	(0.26%)	0.39%	0.26%	(0.06%)	0.23%	0.22%
Total expenses	1.52%	1.50%	1.51%	1.52%	1.51%	1.49%
Portfolio turnover rate	351%	493%	638%	506%	757%	619%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$38.33	$41.59	$39.48	$33.46	$28.78	$29.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.12)	(.18)	(.25)	(.13)	(.16)
Net gain (loss) on investments (realized and unrealized)	3.16	(3.03)	2.34	6.46	4.81	(.59)
Total from investment operations	3.01	(3.15)	2.16	6.21	4.68	(.75)
Less distributions from:
Net investment income	—	(.11)	(.05)	(.19)	—	—
Total distributions	—	(.11)	(.05)	(.19)	—	—
Net asset value, end of period	$41.34	$38.33	$41.59	$39.48	$33.46	$28.78

Total Return[c]	7.83%	(7.58%)	5.47%	18.57%	16.26%	(2.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,682	$2,165	$3,033	$2,207	$3,413	$2,194
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.30%)	(0.44%)	(0.71%)	(0.45%)	(0.60%)
Total expenses	2.27%	2.25%	2.26%	2.28%	2.26%	2.26%
Portfolio turnover rate	351%	493%	638%	506%	757%	619%

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$42.38	$45.62	$42.98	$36.16	$30.86	$31.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.20	.11	.06	.08	.01
Net gain (loss) on investments (realized and unrealized)	3.53	(3.33)	2.58	6.95	5.22	(.57)
Total from investment operations	3.50	(3.13)	2.69	7.01	5.30	(.56)
Less distributions from:
Net investment income	—	(.11)	(.05)	(.19)	—	—
Total distributions	—	(.11)	(.05)	(.19)	—	—
Net asset value, end of period	$45.88	$42.38	$45.62	$42.98	$36.16	$30.86

Total Return[c]	8.23%	(6.86%)	6.26%	19.39%	17.17%	(1.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,642	$48,048	$8,968	$10,563	$78,237	$18,838
Ratios to average net assets:
Net investment income (loss)	(0.12%)	0.47%	0.25%	0.15%	0.24%	0.02%
Total expenses	1.52%	1.51%	1.51%	1.52%	1.52%	1.51%
Portfolio turnover rate	351%	493%	638%	506%	757%	619%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

FUND PROFILE (Unaudited)	September 30, 2016

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Supernus Pharmaceuticals, Inc.	2.0%
LGI Homes, Inc.	1.8%
Fabrinet	1.7%
Ligand Pharmaceuticals, Inc. — Class B	1.5%
Depomed, Inc.	1.4%
LogMeIn, Inc.	1.4%
TASER International, Inc.	1.4%
Eagle Pharmaceuticals, Inc.	1.3%
Nautilus, Inc.	1.3%
PGT, Inc.	1.2%
Top Ten Total	15.0%

“Ten Largest Holdings” excludes any temporary cash investments.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 34.1%
Supernus Pharmaceuticals, Inc.*	18,892	$467,200
Ligand Pharmaceuticals, Inc. — Class B*	3,534	360,680
Depomed, Inc.*	13,541	338,390
Eagle Pharmaceuticals, Inc.*	4,559	319,130
Zeltiq Aesthetics, Inc.*	7,373	289,169
LendingTree, Inc.*	2,774	268,828
Masimo Corp.*	4,239	252,178
NutriSystem, Inc.	8,128	241,320
MiMedx Group, Inc.*	26,645	228,614
AMN Healthcare Services, Inc.*	6,907	220,125
BioTelemetry, Inc.*	11,522	213,964
Vascular Solutions, Inc.*	4,315	208,112
Cynosure, Inc. — Class A*	3,711	189,038
On Assignment, Inc.*	5,184	188,128
Cantel Medical Corp.	2,399	187,074
Repligen Corp.*	5,967	180,144
Cross Country Healthcare, Inc.*	15,000	176,700
Emergent BioSolutions, Inc.*	5,576	175,811
TrueBlue, Inc.*	7,752	175,660
Surgical Care Affiliates, Inc.*	3,400	165,784
Almost Family, Inc.*	4,401	161,825
Merit Medical Systems, Inc.*	6,343	154,071
Nektar Therapeutics*	8,966	154,036
Cambrex Corp.*	3,382	150,364
Albany Molecular Research, Inc.*	9,081	149,927
Surmodics, Inc.*	4,941	148,675
Lannett Company, Inc.*	5,565	147,862
Calavo Growers, Inc.	2,231	145,974
Cal-Maine Foods, Inc.	3,687	142,097
US Physical Therapy, Inc.	2,254	141,326
Neogen Corp.*	2,508	140,298
B&G Foods, Inc.	2,754	135,442
Amphastar Pharmaceuticals, Inc.*	6,860	130,134
Natus Medical, Inc.*	3,210	126,121
Matthews International Corp. — Class A	2,022	122,857
Heidrick & Struggles International, Inc.	6,315	117,143
LHC Group, Inc.*	3,005	110,824
Luminex Corp.*	4,814	109,374
Chemed Corp.	768	108,342
Monro Muffler Brake, Inc.	1,712	104,723
Integra LifeSciences Holdings Corp.*	1,164	96,088
Healthcare Services Group, Inc.	2,377	94,082
WD-40 Co.	804	90,394
Korn/Ferry International	3,926	82,446
CorVel Corp.*	1,877	72,077
Phibro Animal Health Corp. — Class A	1,759	47,810
Impax Laboratories, Inc.*	2,003	47,471
Acorda Therapeutics, Inc.*	1,945	40,612
Total Consumer, Non-cyclical		8,118,444

Financial - 18.9%
First Midwest Bancorp, Inc.	14,720	284,980
Universal Insurance Holdings, Inc.	10,555	265,986
Opus Bank	7,476	264,426
CoreSite Realty Corp.	3,508	259,732
Ameris Bancorp	6,748	235,843
Home BancShares, Inc.	10,482	218,130
BofI Holding, Inc.*	9,117	204,221
Walker & Dunlop, Inc.*	7,996	201,979
Employers Holdings, Inc.	6,243	186,229
Hanmi Financial Corp.	6,976	183,748
Pinnacle Financial Partners, Inc.	3,269	176,788
Simmons First National Corp. — Class A	3,361	167,714
Acadia Realty Trust	4,464	161,775
Four Corners Property Trust, Inc.	7,334	156,434
Evercore Partners, Inc. — Class A	2,779	143,146
Northfield Bancorp, Inc.	8,878	142,936
Bank Mutual Corp.	18,131	139,246
ServisFirst Bancshares, Inc.	2,622	136,108
LegacyTexas Financial Group, Inc.	4,286	135,566
AMERISAFE, Inc.	2,112	124,143
Hope Bancorp, Inc.	6,649	115,493
HFF, Inc. — Class A	3,937	109,016
RLI Corp.	1,555	106,300
Financial Engines, Inc.	3,473	103,183
First Financial Bankshares, Inc.	2,660	96,930
Banner Corp.	2,152	94,128
Retail Opportunity Investments Corp.	4,062	89,202
Total Financial		4,503,382

Industrial - 17.2%
Fabrinet*	8,914	397,475
TASER International, Inc.*	11,618	332,391
PGT, Inc.*	27,365	291,986
Lydall, Inc.*	4,676	239,083
Drew Industries, Inc.	2,404	235,640
II-VI, Inc.*	9,657	234,955
Universal Forest Products, Inc.	2,349	231,353
Headwaters, Inc.*	13,349	225,865
AZZ, Inc.	2,826	184,453
Griffon Corp.	10,522	178,979
John Bean Technologies Corp.	2,450	172,848
US Concrete, Inc.*	3,732	171,915
US Ecology, Inc.	3,260	146,178
Trex Company, Inc.*	2,385	140,047
Comfort Systems USA, Inc.	4,423	129,638
Methode Electronics, Inc.	3,606	126,102
AAON, Inc.	3,730	107,499
Matson, Inc.	2,571	102,531
Sturm Ruger & Company, Inc.	1,736	100,271
Apogee Enterprises, Inc.	2,199	98,273
Exponent, Inc.	1,867	95,329
Proto Labs, Inc.*	1,569	93,999
OSI Systems, Inc.*	973	63,615
Total Industrial		4,100,425

Consumer, Cyclical - 12.7%
LGI Homes, Inc.*	11,460	422,186
Nautilus, Inc.*	13,630	309,674
Installed Building Products, Inc.*	8,066	289,327
Meritage Homes Corp.*	7,690	266,843

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

Lithia Motors, Inc. — Class A	2,026	$193,524
American Woodmark Corp.*	2,153	173,467
Fox Factory Holding Corp.*	6,970	160,101
Hawaiian Holdings, Inc.*	3,122	151,729
Monarch Casino & Resort, Inc.*	5,962	150,064
Papa John’s International, Inc.	1,801	142,010
Allegiant Travel Co. — Class A	870	114,901
Interface, Inc. — Class A	6,496	108,418
Boyd Gaming Corp.*	5,435	107,504
Francesca’s Holdings Corp.*	6,603	101,884
Popeyes Louisiana Kitchen, Inc.*	1,852	98,415
Ruth’s Hospitality Group, Inc.	6,737	95,126
Gentherm, Inc.*	2,778	87,285
Sonic Corp.	1,856	48,590
Total Consumer, Cyclical		3,021,048

Technology - 8.6%
Ebix, Inc.	4,676	265,830
Take-Two Interactive Software, Inc.*	4,911	221,388
SPS Commerce, Inc.*	2,420	177,652
Blackbaud, Inc.	2,666	176,862
Tessera Technologies, Inc.	4,216	162,063
ExlService Holdings, Inc.*	3,169	157,943
Medidata Solutions, Inc.*	2,711	151,166
Kopin Corp.*	66,356	144,656
Synchronoss Technologies, Inc.*	3,164	130,294
CEVA, Inc.*	3,644	127,795
Omnicell, Inc.*	2,644	101,265
Rambus, Inc.*	7,628	95,350
Cray, Inc.*	3,279	77,188
Virtusa Corp.*	2,855	70,461
Total Technology		2,059,913

Communications - 5.1%
LogMeIn, Inc.	3,725	336,702
Stamps.com, Inc.*	1,957	184,956
8x8, Inc.*	11,779	181,750
World Wrestling Entertainment, Inc. — Class A	7,532	160,432
NIC, Inc.	5,331	125,279
HealthStream, Inc.*	3,829	105,680
Blue Nile, Inc.	2,446	84,191
General Communication, Inc. — Class A*	2,830	38,913
Total Communications		1,217,903

Basic Materials - 2.0%
Balchem Corp.	2,302	178,473
Innospec, Inc.	2,392	145,458
Deltic Timber Corp.	1,390	94,145
Aceto Corp.	3,645	69,219
Total Basic Materials		487,295

Energy - 0.5%
Synergy Resources Corp.*	15,895	110,152

Utilities - 0.4%
Piedmont Natural Gas Company, Inc.	1,758	105,550

Total Common Stocks
(Cost $19,255,695)		23,724,112

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.3%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$34,622	34,622
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	27,490	27,490
Total Repurchase Agreements
(Cost $62,112)		62,112

Total Investments - 99.8%
(Cost $19,317,807)		$23,786,224
Other Assets & Liabilities, net - 0.2%		53,143
Total Net Assets - 100.0%		$23,839,367

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,724,112	$—	$—	$23,724,112
Repurchase Agreements	—	62,112	—	62,112
Total	$23,724,112	$62,112	$—	$23,786,224

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $19,255,695)	$23,724,112
Repurchase agreements, at value (cost $62,112)	62,112
Total investments (cost $19,317,807)	23,786,224
Receivables:
Securities sold	117,960
Fund shares sold	2,323
Dividends	12,014
Total assets	23,918,521

Liabilities:
Payable for:
Fund shares redeemed	40,802
Management fees	14,077
Licensing fees	8,331
Distribution and service fees	6,251
Transfer agent and administrative fees	4,692
Portfolio accounting fees	1,877
Miscellaneous	3,124
Total liabilities	79,154
Commitments and contingent liabilities (Note 11)	—
Net assets	$23,839,367

Net assets consist of:
Paid in capital	$23,274,872
Accumulated net investment loss	(129,852)
Accumulated net realized loss on investments	(3,774,070)
Net unrealized appreciation on investments	4,468,417
Net assets	$23,839,367

A-Class:
Net assets	$1,626,486
Capital shares outstanding	27,766
Net asset value per share	$58.58
Maximum offering price per share (Net asset value divided by 95.25%)	$61.50

C-Class:
Net assets	$2,487,747
Capital shares outstanding	46,605
Net asset value per share	$53.38

H-Class:
Net assets	$19,725,134
Capital shares outstanding	336,792
Net asset value per share	$58.57

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends	$119,484
Interest	234
Total investment income	119,718

Expenses:
Management fees	118,559
Transfer agent and administrative fees	39,520
Distribution and service fees:
A-Class	3,473
C-Class	12,490
H-Class	32,924
Portfolio accounting fees	15,807
Custodian fees	1,861
Trustees’ fees*	1,563
Line of credit fees	78
Miscellaneous	23,295
Total expenses	249,570
Net investment loss	(129,852)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,209,958
Net realized gain	2,209,958
Net change in unrealized appreciation (depreciation) on:
Investments	743,351
Net change in unrealized appreciation (depreciation)	743,351
Net realized and unrealized gain	2,953,309
Net increase in net assets resulting from operations	$2,823,457

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(129,852)	$(279,022)
Net realized gain (loss) on investments	2,209,958	(3,903,116)
Net change in unrealized appreciation (depreciation) on investments	743,351	(3,825,931)
Net increase (decrease) in net assets resulting from operations	2,823,457	(8,008,069)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,723,418	6,933,578
C-Class	926,822	4,477,038
H-Class	95,214,164	162,349,042
Cost of shares redeemed
A-Class	(5,789,581)	(6,602,316)
C-Class	(1,240,836)	(6,727,877)
H-Class	(102,856,950)	(181,452,955)
Net decrease from capital share transactions	(9,022,963)	(21,023,490)
Net decrease in net assets	(6,199,506)	(29,031,559)

Net assets:
Beginning of period	30,038,873	59,070,432
End of period	$23,839,367	$30,038,873
Accumulated net investment loss at end of period	$(129,852)	$—

Capital share activity:
Shares sold
A-Class	87,373	118,395
C-Class	17,992	84,005
H-Class	1,736,861	2,856,633
Shares redeemed
A-Class	(106,481)	(119,475)
C-Class	(24,546)	(130,988)
H-Class	(1,879,252)	(3,240,197)
Net decrease in shares	(168,053)	(431,627)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$52.28	$58.90	$52.99	$41.94	$37.97	$36.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.20)	(.46)	(.31)	(.12)	(.35)
Net gain (loss) on investments (realized and unrealized)	6.50	(6.42)	6.37	11.36	4.09	2.26
Total from investment operations	6.30	(6.62)	5.91	11.05	3.97	1.91
Net asset value, end of period	$58.58	$52.28	$58.90	$52.99	$41.94	$37.97

Total Return[c]	12.03%	(11.24%)	11.15%	26.35%	10.46%	5.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,626	$2,451	$2,825	$7,265	$995	$1,018
Ratios to average net assets:
Net investment income (loss)	(0.75%)	(0.36%)	(0.88%)	(0.60%)	(0.31%)	(1.00%)
Total expenses	1.52%	1.50%	1.51%	1.53%	1.51%	1.52%
Portfolio turnover rate	278%	309%	380%	677%	645%	500%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$47.82	$54.28	$49.21	$39.24	$35.79	$34.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.39)	(.62)	(.74)	(.66)	(.42)	(.57)
Net gain (loss) on investments (realized and unrealized)	5.95	(5.84)	5.81	10.63	3.87	2.11
Total from investment operations	5.56	(6.46)	5.07	9.97	3.45	1.54
Net asset value, end of period	$53.38	$47.82	$54.28	$49.21	$39.24	$35.79

Total Return[c]	11.61%	(11.90%)	10.30%	25.41%	9.64%	4.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,488	$2,542	$5,436	$4,268	$3,122	$2,568
Ratios to average net assets:
Net investment income (loss)	(1.55%)	(1.19%)	(1.50%)	(1.46%)	(1.17%)	(1.71%)
Total expenses	2.27%	2.25%	2.25%	2.28%	2.26%	2.26%
Portfolio turnover rate	278%	309%	380%	677%	645%	500%

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$52.27	$58.89	$52.99	$41.94	$37.97	$36.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.28)	(.31)	(.38)	(.31)	(.39)
Net gain (loss) on investments (realized and unrealized)	6.51	(6.34)	6.21	11.43	4.28	2.29
Total from investment operations	6.30	(6.62)	5.90	11.05	3.97	1.90
Net asset value, end of period	$58.57	$52.27	$58.89	$52.99	$41.94	$37.97

Total Return[c]	12.03%	(11.24%)	11.13%	26.35%	10.46%	5.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,725	$25,046	$50,810	$16,996	$5,844	$29,214
Ratios to average net assets:
Net investment income (loss)	(0.76%)	(0.49%)	(0.58%)	(0.77%)	(0.81%)	(1.10%)
Total expenses	1.52%	1.50%	1.49%	1.52%	1.50%	1.52%
Portfolio turnover rate	278%	309%	380%	677%	645%	500%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

FUND PROFILE (Unaudited)	September 30, 2016

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Century Aluminum Co.	2.4%
EZCORP, Inc. — Class A	2.1%
SPX Corp.	1.9%
Orion Group Holdings, Inc.	1.6%
Chemours Co.	1.5%
Archrock, Inc.	1.5%
Chart Industries, Inc.	1.5%
SkyWest, Inc.	1.4%
Big 5 Sporting Goods Corp.	1.4%
Kelly Services, Inc. — Class A	1.4%
Top Ten Total	16.7%

“Ten Largest Holdings” excludes any temporary cash investments.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Industrial - 26.4%
SPX Corp.*	30,822	$620,755
Orion Group Holdings, Inc.*	76,301	522,662
Chart Industries, Inc.*	14,763	484,669
TTM Technologies, Inc.*	37,364	427,817
Sanmina Corp.*	14,336	408,146
MYR Group, Inc.*	13,174	396,537
Benchmark Electronics, Inc.*	15,656	390,617
Bel Fuse, Inc. — Class B	15,567	375,787
TimkenSteel Corp.*	32,868	343,471
Greenbrier Companies, Inc.	8,956	316,147
Atlas Air Worldwide Holdings, Inc.*	7,139	305,692
Roadrunner Transportation Systems, Inc.*	37,304	297,685
LSB Industries, Inc.*	33,403	286,598
ArcBest Corp.	14,626	278,187
Saia, Inc.*	8,724	261,371
Celadon Group, Inc.	29,638	259,036
Plexus Corp.*	5,327	249,197
Olympic Steel, Inc.	10,723	236,978
SPX FLOW, Inc.*	6,908	213,595
Powell Industries, Inc.	5,275	211,264
Briggs & Stratton Corp.	10,056	187,544
Hub Group, Inc. — Class A*	4,585	186,885
AAR Corp.	5,915	185,258
Boise Cascade Co.*	6,722	170,739
Echo Global Logistics, Inc.*	6,866	158,330
Hornbeck Offshore Services, Inc.*	23,593	129,761
Kaman Corp.	2,574	113,050
Aegion Corp. — Class A*	5,865	111,846
Marten Transport Ltd.	4,981	104,601
Astec Industries, Inc.	1,606	96,151
Haynes International, Inc.	2,262	83,943
Tredegar Corp.	4,339	80,662
Applied Industrial Technologies, Inc.	1,721	80,440
Tidewater, Inc.	14,902	42,024
Total Industrial		8,617,445

Consumer, Cyclical - 25.7%
EZCORP, Inc. — Class A*	62,262	688,618
SkyWest, Inc.	17,464	461,224
Big 5 Sporting Goods Corp.	33,477	455,957
Finish Line, Inc. — Class A	15,468	357,002
Veritiv Corp.*	6,419	322,041
Shoe Carnival, Inc.	12,070	321,787
Barnes & Noble Education, Inc.*	33,357	319,226
Iconix Brand Group, Inc.*	35,559	288,739
Titan International, Inc.	27,708	280,405
Tailored Brands, Inc.	16,729	262,645
ScanSource, Inc.*	7,006	255,719
Stage Stores, Inc.	44,995	252,422
Tuesday Morning Corp.*	38,561	230,595
Zumiez, Inc.*	12,763	229,734
Genesco, Inc.*	4,185	227,915
Anixter International, Inc.*	3,492	225,234
Perry Ellis International, Inc.*	10,966	211,424
Barnes & Noble, Inc.	18,659	210,847
Lumber Liquidators Holdings, Inc.*	10,377	204,116
Superior Industries International, Inc.	6,588	192,106
Sonic Automotive, Inc. — Class A	9,442	177,509
Group 1 Automotive, Inc.	2,695	172,157
VOXX International Corp. — Class A*	55,450	165,796
Children’s Place, Inc.	1,985	158,542
Ruby Tuesday, Inc.*	57,417	143,543
Biglari Holdings, Inc.*	322	140,398
Essendant, Inc.	6,804	139,618
Caleres, Inc.	5,238	132,469
Stein Mart, Inc.	20,171	128,086
Wolverine World Wide, Inc.	5,396	124,270
Kirkland’s, Inc.*	9,979	121,544
Fred’s, Inc. — Class A	12,339	111,791
Arctic Cat, Inc.	7,049	109,189
Regis Corp.*	7,199	90,347
Vitamin Shoppe, Inc.*	3,260	87,531
Daktronics, Inc.	8,392	80,060
Vera Bradley, Inc.*	5,244	79,447
Unifi, Inc.*	2,629	77,371
Movado Group, Inc.	3,273	70,304
Express, Inc.*	4,860	57,299
Total Consumer, Cyclical		8,365,027

Consumer, Non-cyclical - 14.9%
Kelly Services, Inc. — Class A	22,952	441,137
SpartanNash Co.	14,756	426,744
Rent-A-Center, Inc.	30,448	384,863
Seneca Foods Corp. — Class A*	13,326	376,326
Andersons, Inc.	8,318	300,945
Darling Ingredients, Inc.*	22,021	297,504
ABM Industries, Inc.	7,124	282,823
Magellan Health, Inc.*	4,637	249,146
Universal Corp.	3,728	217,044
Central Garden & Pet Co. — Class A*	7,964	197,507
Kindred Healthcare, Inc.	18,229	186,300
Select Medical Holdings Corp.*	13,757	185,720
AngioDynamics, Inc.*	10,487	183,942
Sanderson Farms, Inc.	1,830	176,284
CDI Corp.	27,103	153,674
RR Donnelley & Sons Co.*	9,590	150,755
Healthways, Inc.*	5,619	148,679
Viad Corp.	2,949	108,730
Green Dot Corp. — Class A*	4,573	105,453
Universal Technical Institute, Inc.	48,249	85,883
PharMerica Corp.*	2,848	79,943
Invacare Corp.	5,639	62,988
Central Garden & Pet Co.*	2,410	62,660
Total Consumer, Non-cyclical		4,865,050

Energy - 11.8%
Archrock, Inc.	37,609	491,925
Exterran Corp.*	24,604	385,791
Cloud Peak Energy, Inc.*	65,255	354,987
Green Plains, Inc.	13,472	352,966
Atwood Oceanics, Inc.	36,523	317,385

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

Helix Energy Solutions Group, Inc.*	37,119	$301,777
Newpark Resources, Inc.*	37,946	279,283
SunCoke Energy, Inc.*	34,660	277,973
Gulf Island Fabrication, Inc.	28,933	266,184
SEACOR Holdings, Inc.*	3,329	198,042
Pioneer Energy Services Corp.*	45,754	184,846
Era Group, Inc.*	20,394	164,172
REX American Resources Corp.*	1,846	156,467
Bristow Group, Inc.	7,125	99,893
Basic Energy Services, Inc.*	20,442	16,955
Total Energy		3,848,646

Financial - 8.0%
Enova International, Inc.*	39,976	386,968
First BanCorp*	53,129	276,271
World Acceptance Corp.*	5,093	249,761
International. FCStone, Inc.*	6,351	246,736
Piper Jaffray Cos.*	5,060	244,398
OFG Bancorp	20,299	205,223
Calamos Asset Management, Inc. — Class A	24,011	163,755
Infinity Property & Casualty Corp.	1,620	133,861
Stewart Information Services Corp.	2,981	132,505
Capstead Mortgage Corp.	13,537	127,654
Navigators Group, Inc.	1,214	117,661
Horace Mann Educators Corp.	3,205	117,463
Encore Capital Group, Inc.*	4,311	96,911
American Equity Investment Life Holding Co.	5,341	94,696
Total Financial		2,593,863

Basic Materials - 7.2%
Century Aluminum Co.*	113,720	790,354
Chemours Co.	31,320	501,119
PH Glatfelter Co.	13,579	294,393
Materion Corp.	6,939	213,097
Clearwater Paper Corp.*	2,139	138,329
A. Schulman, Inc.	4,162	121,197
Innophos Holdings, Inc.	2,918	113,890
Stepan Co.	1,498	108,845
Intrepid Potash, Inc.*	49,624	56,075
Total Basic Materials		2,337,299

Technology - 3.1%
Insight Enterprises, Inc.*	9,801	319,022
ManTech International Corp. — Class A	4,495	169,416
Engility Holdings, Inc.*	4,119	129,749
Ciber, Inc.*	95,183	109,460
Kulicke & Soffa Industries, Inc.*	7,800	100,854
CACI International, Inc. — Class A*	925	93,333
Brooks Automation, Inc.	5,819	79,197
Total Technology		1,001,031

Communications - 2.4%
Iridium Communications, Inc.*	19,985	162,078
Black Box Corp.	10,670	148,314
FTD Companies, Inc.*	5,041	103,693
Comtech Telecommunications Corp.	7,946	101,788
Blucora, Inc.*	9,059	101,461
Scholastic Corp.	2,190	86,199
Gannett Company, Inc.	6,163	71,737
Total Communications		775,270

Total Common Stocks
(Cost $27,919,505)		32,403,631

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.0%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$246	246
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	196	196
Total Repurchase Agreements
(Cost $442)		442

Total Investments - 99.5%
(Cost $27,919,947)		$32,404,073
Other Assets & Liabilities, net - 0.5%		162,721
Total Net Assets - 100.0%		$32,566,794

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
S&P SMALLCAP 600® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$32,403,631	$—	$—	$32,403,631
Repurchase Agreements	—	442	—	442
Total	$32,403,631	$442	$—	$32,404,073

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $27,919,505)	$32,403,631
Repurchase agreements, at value (cost $442)	442
Total investments (cost $27,919,947)	32,404,073
Cash	20,893
Receivables:
Securities sold	210,765
Fund shares sold	6,756
Dividends	22,265
Total assets	32,664,752

Liabilities:
Payable for:
Fund shares redeemed	48,896
Management fees	20,576
Distribution and service fees	8,247
Transfer agent and administrative fees	6,859
Portfolio accounting fees	2,743
Miscellaneous	10,637
Total liabilities	97,958
Commitments and contingent liabilities (Note 11)	—
Net assets	$32,566,794

Net assets consist of:
Paid in capital	$58,656,088
Accumulated net investment loss	(74,847)
Accumulated net realized loss on investments	(30,498,573)
Net unrealized appreciation on investments	4,484,126
Net assets	$32,566,794

A-Class:
Net assets	$1,058,315
Capital shares outstanding	42,199
Net asset value per share	$25.08
Maximum offering price per share (Net asset value divided by 95.25%)	$26.33

C-Class:
Net assets	$2,222,518
Capital shares outstanding	101,566
Net asset value per share	$21.88

H-Class:
Net assets	$29,285,961
Capital shares outstanding	1,173,154
Net asset value per share	$24.96

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $270)	$154,650
Interest	240
Total investment income	154,890

Expenses:
Management fees	103,472
Transfer agent and administrative fees	34,491
Distribution and service fees:
A-Class	1,490
C-Class	12,402
H-Class	29,900
Portfolio accounting fees	13,796
Custodian fees	1,629
Trustees’ fees*	1,233
Line of credit fees	218
Miscellaneous	20,879
Total expenses	219,510
Net investment loss	(64,620)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(644,831)
Net realized loss	(644,831)
Net change in unrealized appreciation (depreciation) on:
Investments	529,853
Net change in unrealized appreciation (depreciation)	529,853
Net realized and unrealized loss	(114,978)
Net decrease in net assets resulting from operations	$(179,598)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(64,620)	$(74,791)
Net realized loss on investments	(644,831)	(1,683,099)
Net change in unrealized appreciation (depreciation) on investments	529,853	635,355
Net decrease in net assets resulting from operations	(179,598)	(1,122,535)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,563,607	2,492,235
C-Class	1,743,477	1,032,252
H-Class	223,382,690	83,674,345
Cost of shares redeemed
A-Class	(1,695,216)	(2,714,593)
C-Class	(1,540,401)	(1,957,269)
H-Class	(211,738,190)	(76,422,564)
Net increase from capital share transactions	11,715,967	6,104,406
Net increase in net assets	11,536,369	4,981,871

Net assets:
Beginning of period	21,030,425	16,048,554
End of period	$32,566,794	$21,030,425
Accumulated net investment loss at end of period	$(74,847)	$(10,227)

Capital share activity:
Shares sold
A-Class	66,100	99,870
C-Class	85,375	48,000
H-Class	9,704,847	3,744,799
Shares redeemed
A-Class	(71,956)	(113,497)
C-Class	(74,859)	(92,281)
H-Class	(9,315,023)	(3,403,948)
Net increase in shares	394,484	282,943

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$23.16	$25.81	$25.66	$19.55	$17.07	$17.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.10)	(.03)	(.09)	(.01)	(.12)
Net gain (loss) on investments (realized and unrealized)	1.98	(2.55)	.18	6.20	2.49	(.23)
Total from investment operations	1.92	(2.65)	.15	6.11	2.48	(.35)
Net asset value, end of period	$25.08	$23.16	$25.81	$25.66	$19.55	$17.07

Total Return[c]	8.29%	(10.27%)	0.58%	31.25%	14.53%	(2.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,058	$1,113	$1,592	$1,016	$1,551	$961
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.42%)	(0.10%)	(0.39%)	(0.08%)	(0.71%)
Total expenses	1.52%	1.50%	1.50%	1.52%	1.51%	1.53%
Portfolio turnover rate	696%	417%	579%	658%	655%	744%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$20.28	$22.78	$22.81	$17.51	$15.40	$15.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.24)	(.19)	(.22)	(.13)	(.20)
Net gain (loss) on investments (realized and unrealized)	1.73	(2.26)	.16	5.52	2.24	(.25)
Total from investment operations	1.60	(2.50)	(.03)	5.30	2.11	(.45)
Net asset value, end of period	$21.88	$20.28	$22.78	$22.81	$17.51	$15.40

Total Return[c]	7.89%	(10.97%)	(0.13%)	30.27%	13.70%	(2.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,223	$1,847	$3,082	$4,514	$3,932	$1,955
Ratios to average net assets:
Net investment income (loss)	(1.23%)	(1.17%)	(0.84%)	(1.10%)	(0.84%)	(1.39%)
Total expenses	2.27%	2.25%	2.25%	2.27%	2.26%	2.26%
Portfolio turnover rate	696%	417%	579%	658%	655%	744%

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$23.07	$25.71	$25.55	$19.47	$17.00	$17.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.07)	(.01)	(.06)	(.06)	(.11)
Net gain (loss) on investments (realized and unrealized)	1.94	(2.57)	.17	6.14	2.53	(.27)
Total from investment operations	1.89	(2.64)	.16	6.08	2.47	(.38)
Net asset value, end of period	$24.96	$23.07	$25.71	$25.55	$19.47	$17.00

Total Return[c]	8.19%	(10.27%)	0.63%	31.23%	14.53%	(2.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,286	$18,071	$11,374	$22,380	$30,743	$24,298
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.32%)	(0.03%)	(0.25%)	(0.32%)	(0.69%)
Total expenses	1.52%	1.50%	1.50%	1.53%	1.51%	1.49%
Portfolio turnover rate	696%	417%	579%	658%	655%	744%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	September 30, 2016

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX® Europe 50 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

INVESTMENT CONCENTRATION

At September 30, 2016, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
United Kingdom	35%	$873,890
Switzerland	21%	522,790
Germany	15%	373,212
France	13%	332,566
Netherlands	5%	111,023
Spain	4%	102,612
Belgium	3%	69,516
Other	4%	107,576
Total Securities	100%	$2,493,185

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	6.2%
Guggenheim Strategy Fund I	6.2%
Nestle S.A. ADR	4.7%
Novartis AG ADR	3.9%
Roche Holding AG ADR	3.3%
HSBC Holdings plc ADR	2.8%
Total S.A. ADR	2.2%
British American Tobacco plc ADR	2.2%
BP plc ADR	2.0%
Royal Dutch Shell plc — Class A ADR	2.0%
Top Ten Total	35.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 66.8%

Consumer, Non-cyclical - 29.8%
Nestle S.A. ADR	2,207	$174,397
Novartis AG ADR	1,828	144,338
Roche Holding AG ADR	3,973	123,043
British American Tobacco plc ADR	642	81,951
GlaxoSmithKline plc ADR	1,663	71,725
Anheuser-Busch InBev S.A. ADR	529	69,516
Sanofi ADR	1,605	61,295
AstraZeneca plc ADR	1,814	59,608
Bayer AG ADR	579	58,190
Unilever N.V. — Class Y	1,088	50,157
Diageo plc ADR	428	49,665
Novo Nordisk A/S ADR	1,157	48,120
Unilever plc ADR	927	43,940
Reckitt Benckiser Group plc ADR	2,268	43,478
Imperial Brands plc ADR	657	33,816
Total Consumer, Non-cyclical		1,113,239

Financial - 12.7%
HSBC Holdings plc ADR	2,762	103,880
Allianz SE ADR	3,056	45,320
Banco Santander S.A. ADR	10,065	44,387
BNP Paribas S.A. ADR	1,571	40,673
UBS Group AG	2,500	34,050
ING Groep N.V. ADR	2,668	32,923
Prudential plc ADR	887	31,675
AXA S.A. ADR	1,454	30,767
Lloyds Banking Group plc ADR	10,689	30,677
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,523	26,957
Zurich Insurance Group AG ADR	1,044	26,820
Barclays plc ADR	2,893	25,140
Total Financial		473,269

Energy - 6.9%
Total S.A. ADR	1,744	83,189
BP plc ADR	2,158	75,875
Royal Dutch Shell plc — Class A ADR	1,477	73,953
Eni SpA ADR	880	25,406
Total Energy		258,423

Industrial - 4.2%
Siemens AG ADR	560	65,699
ABB Ltd. ADR*	1,427	32,122
Vinci S.A. ADR	1,542	29,460
Schneider Electric SE ADR	2,055	28,441
Total Industrial		155,722

Communications - 4.1%
Vodafone Group plc ADR	1,806	52,645
Deutsche Telekom AG ADR	2,230	37,442
Telefonica S.A. ADR	3,102	31,268
BT Group plc ADR	1,193	30,338
Total Communications		151,693

Basic Materials - 2.9%
BASF SE ADR	637	54,495
Rio Tinto plc ADR	827	27,622
Air Liquide S.A. ADR	1,200	26,436
Total Basic Materials		108,553

Consumer, Cyclical - 2.8%
Daimler AG ADR	704	49,724
LVMH Moet Hennessy Louis Vuitton SE ADR	951	32,305
Cie Financiere Richemont S.A. ADR	3,648	22,070
Total Consumer, Cyclical		104,099

Technology - 2.4%
SAP SE ADR	682	62,342
ASML Holding N.V. — Class G	255	27,943
Total Technology		90,285

Utilities - 1.0%
National Grid plc ADR	533	37,902

Total Common Stocks
(Cost $2,217,248)		2,493,185

MUTUAL FUNDS†,1 - 12.4%
Guggenheim Strategy Fund II	9,292	231,746
Guggenheim Strategy Fund I	9,254	231,262
Total Mutual Funds
(Cost $460,443)		463,008

	Face Amount

REPURCHASE AGREEMENTS††,2 - 14.8%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$306,986	306,986
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	243,748	243,748
Total Repurchase Agreements
(Cost $550,734)		550,734

Total Investments - 94.0%
(Cost $3,228,425)		$3,506,927
Other Assets & Liabilities, net - 6.0%		222,723
Total Net Assets - 100.0%		$3,729,650

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
EUROPE 1.25x STRATEGY FUND

	Contracts	Unrealized Gain

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $2,113,500)	15	$8,343

EQUITY FUTURES CONTRACTS PURCHASED††
December 2016 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $2,160,112)	68	$6,575

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$2,493,185	$—	$—	$—	$—	$2,493,185
Currency Futures Contracts	—	8,343	—	—	—	8,343
Equity Futures Contracts	—	—	—	6,575	—	6,575
Mutual Funds	463,008	—	—	—	—	463,008
Repurchase Agreements	—	—	550,734	—	—	550,734
Total	$2,956,193	$8,343	$550,734	$6,575	$—	$3,521,845

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $2,217,248)	$2,493,185
Investments in affiliated issuers, at value (cost $460,443)	463,008
Repurchase agreements, at value (cost $550,734)	550,734
Total investments (cost $3,228,425)	3,506,927
Segregated cash with broker	267,087
Receivables:
Swap settlement	819
Fund shares sold	69,896
Dividends	6,694
Foreign taxes reclaim	25,755
Interest	6
Total assets	3,877,184

Liabilities:
Foreign currency, at value (cost $33,756)	33,806
Overdraft due to custodian bank	692
Payable for:
Fund shares redeemed	103,464
Legal fees	8,522
Management fees	3,239
Variation margin	1,533
Distribution and service fees	1,093
Transfer agent and administrative fees	900
Portfolio accounting fees	360
Miscellaneous	(6,075)
Total liabilities	147,534
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,729,650

Net assets consist of:
Paid in capital	$16,146,912
Undistributed net investment income	75,038
Accumulated net realized loss on investments	(12,785,654)
Net unrealized appreciation on investments	293,354
Net assets	$3,729,650

A-Class:
Net assets	$512,567
Capital shares outstanding*	6,412
Net asset value per share*	$79.94
Maximum offering price per share (Net asset value divided by 95.25%)*	$83.93

C-Class:
Net assets	$301,610
Capital shares outstanding*	4,307
Net asset value per share*	$70.03

H-Class:
Net assets	$2,915,473
Capital shares outstanding*	36,872
Net asset value per share*	$79.07

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$79,368
Dividends from securities of affiliated issuers	6,609
Interest	1,059
Total investment income	87,036

Expenses:
Management fees	24,557
Transfer agent and administrative fees	6,822
Distribution and service fees:
A-Class	919
C-Class	1,949
H-Class	5,415
Portfolio accounting fees	2,729
Custodian fees	336
Trustees’ fees**	272
Miscellaneous	4,359
Total expenses	47,358
Net investment income	39,678

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,095,051
Investments in affiliated issuers	3,300
Swap agreements	1,754
Futures contracts	1,845,465
Foreign currency	(4,794)
Net realized gain	2,940,776
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	25,475
Investments in affiliated issuers	2,436
Futures contracts	(3,606)
Foreign currency	(50)
Net change in unrealized appreciation (depreciation)	24,255
Net realized and unrealized gain	2,965,031
Net increase in net assets resulting from operations	$3,004,709

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,678	$9,339
Net realized gain (loss) on investments	2,940,776	(3,897,084)
Net change in unrealized appreciation (depreciation) on investments	24,255	(156,632)
Net increase (decrease) in net assets resulting from operations	3,004,709	(4,044,377)

Distributions to shareholders from:
Net investment income
A-Class	—	(11,155)
C-Class	—	(4,305)
H-Class	—	(47,957)
Total distributions to shareholders	—	(63,417)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,147,039	15,260,055
C-Class	562,457	10,931,446
H-Class	84,935,000	215,847,170
Distributions reinvested
A-Class	—	10,089
C-Class	—	3,535
H-Class	—	47,645
Cost of shares redeemed
A-Class	(1,463,127)	(15,266,742)
C-Class	(709,385)	(11,364,439)
H-Class	(89,579,253)	(217,436,663)
Net decrease from capital share transactions	(5,107,269)	(1,967,904)
Net decrease in net assets	(2,102,560)	(6,075,698)

Net assets:
Beginning of period	5,832,210	11,907,908
End of period	$3,729,650	$5,832,210
Undistributed net investment income at end of period	$75,038	$35,360

Capital share activity:*
Shares sold
A-Class	13,980	165,579
C-Class	8,095	135,145
H-Class	1,120,523	2,381,873
Shares issued from reinvestment of distributions
A-Class	—	115
C-Class	—	46
H-Class	—	547
Shares redeemed
A-Class	(18,565)	(167,183)
C-Class	(10,207)	(141,158)
H-Class	(1,142,230)	(2,428,913)
Net decrease in shares	(28,404)	(53,949)

*	Capital share activity for the periods presented through September 30, 2016 has been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$78.10	$93.32	$104.40	$84.97	$75.39	$84.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.84	(.06)	.30	.96	(.18)	.60
Net gain (loss) on investments (realized and unrealized)	1.00	(14.44)	(11.08)	18.47	9.94	(9.57)
Total from investment operations	1.84	(14.50)	(10.78)	19.43	9.76	(8.97)
Less distributions from:
Net investment income	—	(.72)	(.30)	—	(.18)	—
Total distributions	—	(.72)	(.30)	—	(.18)	—
Net asset value, end of period	$79.94	$78.10	$93.32	$104.40	$84.97	$75.39

Total Return[c]	2.30%	(15.58%)	(10.33%)	22.88%	12.92%	(10.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$513	$859	$1,165	$2,551	$3,916	$694
Ratios to average net assets:
Net investment income (loss)	2.08%	(0.08%)	0.33%	1.00%	(0.23%)	0.77%
Total expenses[d]	1.67%	1.67%	1.72%	1.72%	1.67%	1.67%
Portfolio turnover rate	897%	920%	608%	654%	903%	318%

C-Class	Period Ended September 30, 2016a,[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$68.62	$82.63	$93.15	$77.34	$69.15	$77.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.48	(.54)	(.48)	(.42)	(.60)	— [e]
Net gain (loss) on investments (realized and unrealized)	.93	(12.75)	(9.74)	16.23	8.97	(8.69)
Total from investment operations	1.41	(13.29)	(10.22)	15.81	8.37	(8.69)
Less distributions from:
Net investment income	—	(.72)	(.30)	—	(.18)	—
Total distributions	—	(.72)	(.30)	—	(.18)	—
Net asset value, end of period	$70.03	$68.62	$82.63	$93.15	$77.34	$69.15

Total Return[c]	2.01%	(16.14%)	(10.94%)	20.40%	12.09%	(11.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$302	$440	$1,023	$535	$402	$439
Ratios to average net assets:
Net investment income (loss)	1.32%	(0.64%)	(0.50%)	(0.48%)	(0.83%)	0.03%
Total expenses[d]	2.42%	2.42%	2.48%	2.47%	2.42%	2.43%
Portfolio turnover rate	897%	920%	608%	654%	903%	318%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$77.38	$92.50	$103.56	$85.18	$75.52	$84.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.54	.18	.60	.18	(.12)	.96
Net gain (loss) on investments (realized and unrealized)	1.15	(14.58)	(11.36)	18.20	9.96	(9.81)
Total from investment operations	1.69	(14.40)	(10.76)	18.38	9.84	(8.85)
Less distributions from:
Net investment income	—	(.72)	(.30)	—	(.18)	—
Total distributions	—	(.72)	(.30)	—	(.18)	—
Net asset value, end of period	$79.07	$77.38	$92.50	$103.56	$85.18	$75.52

Total Return[c]	2.17%	(15.64%)	(10.36%)	21.55%	13.06%	(10.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,915	$4,533	$9,719	$11,553	$10,752	$7,759
Ratios to average net assets:
Net investment income (loss)	1.36%	0.19%	0.62%	0.19%	(0.18%)	1.22%
Total expenses[d]	1.67%	1.66%	1.72%	1.71%	1.67%	1.68%
Portfolio turnover rate	897%	920%	608%	654%	903%	318%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net investment income is less than $0.01 per share.
[f]	Reverse share split — Per share amounts for the periods presented through September 30, 2016 have been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	18.3%
Guggenheim Strategy Fund I	18.2%
Total	36.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
JAPAN 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 36.5%
Guggenheim Strategy Fund II	15,974	$398,394
Guggenheim Strategy Fund I	15,929	398,066
Total Mutual Funds
(Cost $794,421)		796,460

	Face Amount

U.S. TREASURY BILLS†† - 9.2%
U.S.Treasury Bill
due 10/13/16[2,4]	$200,000	199,991
Total U.S. Treasury Bills
(Cost $199,995)		199,991

REPURCHASE AGREEMENTS††,3 - 52.5%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	639,549	639,549
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	507,804	507,804
Total Repurchase Agreements
(Cost $1,147,353)		1,147,353

Total Investments - 98.2%
(Cost $2,141,769)		$2,143,804
Other Assets & Liabilities, net - 1.8%		39,175
Total Net Assets - 100.0%		$2,182,979

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $4,396,350)	53	$71,071

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $4,327,750)	35	$49,982

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$49,982	$—	$—	$49,982
Equity Futures Contracts	—	71,071	—	—	71,071
Mutual Funds	796,460	—	—	—	796,460
Repurchase Agreements	—	—	1,147,353	—	1,147,353
U.S. Treasury Bills	—	—	199,991	—	199,991
Total	$796,460	$121,053	$1,347,344	$—	$2,264,857

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $199,995)	$199,991
Investments in affiliated issuers, at value (cost $794,421)	796,460
Repurchase agreements, at value (cost $1,147,353)	1,147,353
Total investments (cost $2,141,769)	2,143,804
Segregated cash with broker	55,936
Receivables:
Swap settlement	995
Fund shares sold	1,148
Dividends	2,227
Interest	12
Total assets	2,204,122

Liabilities:
Payable for:
Variation margin	6,706
Fund shares redeemed	4,884
Management fees	3,427
Legal fees	2,603
Distribution and service fees	1,184
Transfer agent and administrative fees	1,142
Portfolio accounting fees	457
Miscellaneous	740
Total liabilities	21,143
Commitments and contingent liabilities (Note 11)	—
Net assets	$2,182,979

Net assets consist of:
Paid in capital	$3,886,737
Accumulated net investment loss	(29,647)
Accumulated net realized loss on investments	(1,797,199)
Net unrealized appreciation on investments	123,088
Net assets	$2,182,979

A-Class:
Net assets	$366,003
Capital shares outstanding*	3,865
Net asset value per share*	$94.70
Maximum offering price per share (Net asset value divided by 95.25%)*	$99.42

C-Class:
Net assets	$57,446
Capital shares outstanding*	643
Net asset value per share*	$89.34

H-Class:
Net assets	$1,759,530
Capital shares outstanding*	18,504
Net asset value per share*	$95.09

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$6,029
Interest	4,226
Total investment income	10,255

Expenses:
Management fees	16,260
Transfer agent and administrative fees	5,420
Distribution and service fees:
A-Class	469
C-Class	308
H-Class	4,874
Portfolio accounting fees	2,168
Custodian fees	256
Trustees’ fees**	199
Miscellaneous	3,097
Total expenses	33,051
Net investment loss	(22,796)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	2,122
Swap agreements	2,129
Futures contracts	2,470,843
Net realized gain	2,475,094
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4)
Investments in affiliated issuers	1,920
Futures contracts	28,313
Net change in unrealized appreciation (depreciation)	30,229
Net realized and unrealized gain	2,505,323
Net increase in net assets resulting from operations	$2,482,527

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:4 reverse share split effective November 4, 2016. — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(22,796)	$(99,978)
Net realized gain (loss) on investments	2,475,094	(2,415,155)
Net change in unrealized appreciation (depreciation) on investments	30,229	76,456
Net increase (decrease) in net assets resulting from operations	2,482,527	(2,438,677)

Capital share transactions:
Proceeds from sale of shares
A-Class	175,113	20,504,500
C-Class	166,033	6,950,127
H-Class	173,728,937	183,725,129
Cost of shares redeemed
A-Class	(229,879)	(20,500,320)
C-Class	(171,326)	(7,166,305)
H-Class	(176,788,618)	(195,879,916)
Net decrease from capital share transactions	(3,119,740)	(12,366,785)
Net decrease in net assets	(637,213)	(14,805,462)

Net assets:
Beginning of period	2,820,192	17,625,654
End of period	$2,182,979	$2,820,192
Accumulated net investment loss at end of period	$(29,647)	$(6,851)

Capital share activity:*
Shares sold
A-Class	2,114	219,385
C-Class	2,295	78,426
H-Class	1,991,063	1,996,802
Shares redeemed
A-Class	(2,705)	(219,725)
C-Class	(2,404)	(81,242)
H-Class	(2,003,044)	(2,146,624)
Net decrease in shares	(12,681)	(152,978)

*	Capital share activity for the periods presented through September 30, 2016 has been restated to reflect a 1:4 reverse share split effective November 4, 2016. — See Note 12.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$78.81	$93.15	$77.23	$69.56	$61.79	$59.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.40)	(1.12)	(1.00)	(1.24)	(.80)	(.88)
Net gain (loss) on investments (realized and unrealized)	16.29	(13.22)	16.92	8.91	8.57	2.87
Total from investment operations	15.89	(14.34)	15.92	7.67	7.77	1.99
Net asset value, end of period	$94.70	$78.81	$93.15	$77.23	$69.56	$61.79

Total Return[c]	20.15%	(15.41%)	20.61%	11.04%	12.56%	3.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$366	$351	$447	$624	$2,025	$1,428
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(1.22%)	(1.27%)	(1.50%)	(1.40%)	(1.49%)
Total expenses[d]	1.51%	1.51%	1.54%	1.52%	1.51%	1.51%
Portfolio turnover rate	678%	543%	405%	—	—	—

C-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$74.63	$88.92	$73.98	$67.04	$59.95	$58.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.68)	(1.68)	(1.56)	(1.72)	(1.16)	(1.24)
Net gain (loss) on investments (realized and unrealized)	15.39	(12.61)	16.50	8.66	8.25	2.79
Total from investment operations	14.71	(14.29)	14.94	6.94	7.09	1.55
Net asset value, end of period	$89.34	$74.63	$88.92	$73.98	$67.04	$59.95

Total Return[c]	19.72%	(16.06%)	20.23%	10.32%	11.81%	2.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57	$56	$317	$104	$246	$140
Ratios to average net assets:
Net investment income (loss)	(1.64%)	(1.91%)	(2.04%)	(2.25%)	(2.15%)	(2.23%)
Total expenses[d]	2.26%	2.24%	2.30%	2.27%	2.25%	2.26%
Portfolio turnover rate	678%	543%	405%	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$79.15	$93.52	$77.52	$69.77	$61.96	$59.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.44)	(1.08)	(1.04)	(1.20)	(.80)	(.88)
Net gain (loss) on investments (realized and unrealized)	16.38	(13.29)	17.04	8.95	8.61	2.93
Total from investment operations	15.94	(14.37)	16.00	7.75	7.81	2.05
Net asset value, end of period	$95.09	$79.15	$93.52	$77.52	$69.77	$61.96

Total Return[c]	20.11%	(15.36%)	20.64%	11.12%	12.59%	3.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,760	$2,413	$16,862	$3,104	$9,020	$4,574
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(1.17%)	(1.28%)	(1.50%)	(1.40%)	(1.48%)
Total expenses[d]	1.51%	1.49%	1.54%	1.52%	1.50%	1.51%
Portfolio turnover rate	678%	543%	405%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through September 30, 2016 have been restated to reflect a 1:4 reverse share split effective November 4, 2016. — See Note 12.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Federal Farm Credit Bank	14.3%
Guggenheim Strategy Fund II	6.5%
Guggenheim Strategy Fund I	6.4%
Total	27.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 12.9%
Guggenheim Strategy Fund II	54,062	$1,348,310
Guggenheim Strategy Fund I	53,910	1,347,213
Total Mutual Funds
(Cost $2,680,049)		2,695,523

	Face Amount

FEDERAL AGENCY NOTES†† - 14.3%
Federal Farm Credit Bank[6]
0.67% due 09/12/18[2]	$3,000,000	2,997,672
Total Federal Agency Notes
(Cost $2,999,412)		2,997,672

U.S. Treasury Bills†† - 2.9%
U.S. Treasury Bill
due 10/13/16[3,8]	600,000	599,972
Total U.S. Treasury Bills
(Cost $599,985)		599,972

REPURCHASE AGREEMENTS††,4 - 71.5%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	8,162,890	8,162,890
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	6,819,330	6,819,330
Total Repurchase Agreements
(Cost $14,982,220)		14,982,220

Total Investments - 101.6%
(Cost $21,261,666)		$21,275,387
Other Assets & Liabilities, net - (1.6)%		(329,768)
Total Net Assets - 100.0%		$20,945,619

	Contracts	Unrealized Gain

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $35,309,100)	370	$67,675

	Units

OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2016 U.S. Dollar Index Swap 0.84%[7], Terminating 12/14/16 (Notional Value $6,660,364)	69,834	$1,253

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	Zero coupon rate security.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2016.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[7]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
[8]	All or a portion of this security is pledged as futures collateral at September 30, 2016.

See Sector Classification in Other Information section.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
U.S. Treasury Bills	$—	$—	$599,972	$—	$—	$599,972
Currency Futures Contracts	—	67,675	—	—	—	67,675
Currency Index Swap Agreements	—	—	—	1,253	—	1,253
Federal Agency Notes	—	—	2,997,672	—	—	2,997,672
Mutual Funds	2,695,523	—	—	—	—	2,695,523
Repurchase Agreements	—	—	14,982,220	—	—	14,982,220
Total	$2,695,523	$67,675	$18,579,864	$1,253	$—	$21,344,315

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $3,599,397)	$3,597,644
Investments in affiliated issuers, at value (cost $2,680,049)	2,695,523
Repurchase agreements, at value (cost $14,982,220)	14,982,220
Total investments (cost $21,261,666)	21,275,387
Segregated cash with broker	78,012
Unrealized appreciation on swap agreements	1,253
Receivables:
Swap settlement	1,899
Fund shares sold	75,302
Dividends	4,162
Interest	1,215
Total assets	21,437,230

Liabilities:
Payable for:
Fund shares redeemed	399,066
Licensing fees	43,042
Management fees	16,921
Variation margin	15,755
Distribution and service fees	5,939
Transfer agent and administrative fees	4,700
Portfolio accounting fees	1,880
Miscellaneous	4,308
Total liabilities	491,611
Commitments and contingent liabilities (Note 11)	—
Net assets	$20,945,619

Net assets consist of:
Paid in capital	$43,227,169
Accumulated net investment loss	(189,547)
Accumulated net realized loss on investments	(22,174,652)
Net unrealized appreciation on investments	82,649
Net assets	$20,945,619

A-Class:
Net assets	$2,487,887
Capital shares outstanding	51,574
Net asset value per share	$48.24
Maximum offering price per share (Net asset value divided by 95.25%)	$50.65

C-Class:
Net assets	$1,957,778
Capital shares outstanding	44,544
Net asset value per share	$43.95

H-Class:
Net assets	$16,499,954
Capital shares outstanding	343,388
Net asset value per share	$48.05

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$40,615
Interest	23,446
Total investment income	64,061

Expenses:
Management fees	93,539
Transfer agent and administrative fees	25,983
Distribution and service fees:
A-Class	2,587
C-Class	9,991
H-Class	20,898
Portfolio accounting fees	10,393
Custodian fees	1,239
Trustees’ fees*	601
Miscellaneous	20,481
Total expenses	185,712
Net investment loss	(121,651)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	8,531
Investments in unffiliated issuers	935
Swap agreements	(100,865)
Futures contracts	(890,993)
Net realized loss	(982,392)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,008)
Investments in affiliated issuers	33,786
Swap agreements	130,213
Futures contracts	648,483
Net change in unrealized appreciation (depreciation)	810,474
Net realized and unrealized loss	(171,918)
Net decrease in net assets resulting from operations	$(293,569)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(121,651)	$(805,154)
Net realized loss on investments	(982,392)	(22,380,164)
Net change in unrealized appreciation (depreciation) on investments	810,474	390,248
Net decrease in net assets resulting from operations	(293,569)	(22,795,070)

Distributions to shareholders from:
Net realized gains
A-Class	—	(113,496)
C-Class	—	(105,875)
H-Class	—	(6,764,514)
Total distributions to shareholders	—	(6,983,885)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,661,536	36,241,604
C-Class	2,677,216	11,646,199
H-Class	87,738,669	582,298,261
Distributions reinvested
A-Class	—	112,352
C-Class	—	97,269
H-Class	—	6,753,618
Cost of shares redeemed
A-Class	(1,089,169)	(48,102,984)
C-Class	(2,645,624)	(13,148,692)
H-Class	(81,549,943)	(709,370,706)
Net increase (decrease) from capital share transactions	6,792,685	(133,473,079)
Net increase (decrease) in net assets	6,499,116	(163,252,034)

Net assets:
Beginning of period	14,446,503	177,698,537
End of period	$20,945,619	$14,446,503
Accumulated net investment loss at end of period	$(189,547)	$(67,896)

Capital share activity:
Shares sold
A-Class	34,110	685,083
C-Class	60,899	238,619
H-Class	1,825,202	10,937,592
Shares issued from reinvestment of distributions
A-Class	—	2,098
C-Class	—	1,981
H-Class	—	126,662
Shares redeemed
A-Class	(22,380)	(930,136)
C-Class	(60,812)	(270,556)
H-Class	(1,705,190)	(13,687,898)
Net increase (decrease) in shares	131,829	(2,896,555)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$47.68	$55.75	$38.36	$42.75	$40.35	$40.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.58)	(.56)	(.69)	(.63)	(.66)
Net gain (loss) on investments (realized and unrealized)	.82	(5.32)	17.95	(3.70)	3.03	.62
Total from investment operations	.56	(5.90)	17.39	(4.39)	2.40	(.04)
Less distributions from:
Net realized gains	—	(2.17)	—	—	—	—
Total distributions	—	(2.17)	—	—	—	—
Net asset value, end of period	$48.24	$47.68	$55.75	$38.36	$42.75	$40.35

Total Return[c]	1.17%	(11.01%)	45.33%	(10.27%)	5.95%	(0.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,488	$1,900	$15,765	$3,547	$10,427	$6,875
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(1.10%)	(1.19%)	(1.72%)	(1.53%)	(1.62%)
Total expenses[d]	1.71%	1.69%	1.68%	1.74%	1.66%	1.68%
Portfolio turnover rate	33%	376%	299%	—	—	—

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$43.60	$51.55	$35.74	$40.15	$38.14	$38.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.40)	(.85)	(.81)	(.94)	(.90)	(.90)
Net gain (loss) on investments (realized and unrealized)	.75	(4.93)	16.62	(3.47)	2.91	.56
Total from investment operations	.35	(5.78)	15.81	(4.41)	2.01	(.34)
Less distributions from:
Net realized gains	—	(2.17)	—	—	—	—
Total distributions	—	(2.17)	—	—	—	—
Net asset value, end of period	$43.95	$43.60	$51.55	$35.74	$40.15	$38.14

Total Return[c]	0.80%	(11.69%)	44.24%	(10.96%)	5.27%	(0.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,958	$1,938	$3,836	$2,099	$3,530	$4,091
Ratios to average net assets:
Net investment income (loss)	(1.80%)	(1.75%)	(1.96%)	(2.48%)	(2.29%)	(2.36%)
Total expenses[d]	2.46%	2.45%	2.44%	2.50%	2.42%	2.44%
Portfolio turnover rate	33%	376%	299%	—	—	—

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$47.49	$55.53	$38.21	$42.60	$40.17	$40.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.59)	(.56)	(.69)	(.63)	(.66)
Net gain (loss) on investments (realized and unrealized)	.83	(5.28)	17.88	(3.70)	3.06	.63
Total from investment operations	.56	(5.87)	17.32	(4.39)	2.43	(.03)
Less distributions from:
Net realized gains	—	(2.17)	—	—	—	—
Total distributions	—	(2.17)	—	—	—	—
Net asset value, end of period	$48.05	$47.49	$55.53	$38.21	$42.60	$40.17

Total Return[c]	1.18%	(11.00%)	45.33%	(10.31%)	6.05%	(0.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,500	$10,608	$158,098	$9,764	$11,979	$21,982
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(1.12%)	(1.19%)	(1.72%)	(1.53%)	(1.62%)
Total expenses[d]	1.71%	1.70%	1.68%	1.74%	1.66%	1.69%
Portfolio turnover rate	33%	376%	299%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

FUND PROFILE (Unaudited)	September 30, 2016

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Federal Farm Credit Bank	14.0%
Guggenheim Strategy Fund I	4.8%
Guggenheim Strategy Fund II	4.8%
Total	23.6%

“Largest Holdings” excludes any temporary cash or derivative investments.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 9.6%
Guggenheim Strategy Fund I1	6,820	$170,438
Guggenheim Strategy Fund II1	6,832	170,382
Total Mutual Funds
(Cost $337,983)		340,820

	Face Amount

FEDERAL AGENCY NOTES†† - 14.0%
Federal Farm Credit Bank[2]
0.67% due 09/12/18[3]	$500,000	499,612
Total Federal Agency Notes
(Cost $499,902)		499,612

REPURCHASE AGREEMENTS††,4 - 73.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	1,313,517	1,313,517
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	1,295,706	1,295,706
Total Repurchase Agreements
(Cost $2,609,223)		2,609,223

Total Investments - 97.0%
(Cost $3,447,108)		$3,449,655
Other Assets & Liabilities, net - 3.0%		105,546
Total Net Assets - 100.0%		$3,555,201

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $4,962,360)	52	$(9,837)

	Units

OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International December 2016 U.S. Dollar Index Swap 0.84%[6], Terminating 12/14/16 (Notional Value $2,127,126)	22,303	$1,507

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2016.
[6]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Index Swap Agreements	$—	$—	$—	$1,507	$—	$1,507
Federal Agency Notes	—	—	499,612	—	—	499,612
Mutual Funds	340,820	—	—	—	—	340,820
Repurchase Agreements	—	—	2,609,223	—	—	2,609,223
Total	$340,820	$—	$3,108,835	$1,507	$—	$3,451,162

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$9,837	$—	$—	$—	$9,837

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $499,902)	$499,612
Investments in affiliated issuers, at value (cost $337,983)	340,820
Repurchase agreements, at value (cost $2,609,223)	2,609,223
Total investments (cost $3,447,108)	3,449,655
Segregated cash with broker	93,600
Unrealized appreciation on swap agreements	1,507
Receivables:
Variation margin	2,184
Fund shares sold	12,716
Dividends	526
Interest	203
Total assets	3,560,391

Liabilities:
Payable for:
Fund shares redeemed	3,000
Management fees	2,723
Distribution and service fees	1,039
Transfer agent and administrative fees	757
Portfolio accounting fees	303
Miscellaneous	(2,632)
Total liabilities	5,190
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,555,201

Net assets consist of:
Paid in capital	$23,670,343
Accumulated net investment loss	(59,140)
Accumulated net realized loss on investments	(20,050,219)
Net unrealized depreciation on investments	(5,783)
Net assets	$3,555,201

A-Class:
Net assets	$536,208
Capital shares outstanding*	7,332
Net asset value per share*	$73.13
Maximum offering price per share (Net asset value divided by 95.25%)*	$76.78

C-Class:
Net assets	$541,282
Capital shares outstanding*	8,161
Net asset value per share*	$66.33

H-Class:
Net assets	$2,477,711
Capital shares outstanding*	33,919
Net asset value per share*	$73.05

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$10,341
Interest	7,701
Total investment income	18,042

Expenses:
Management fees	32,253
Transfer agent and administrative fees	8,959
Distribution and service fees:
A-Class	1,093
C-Class	2,615
H-Class	7,213
Portfolio accounting fees	3,584
Registration fees	3,295
Trustees’ fees**	467
Custodian fees	420
Miscellaneous	3,418
Total expenses	63,317
Net investment loss	(45,275)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	9,236
Swap agreements	(146,018)
Futures contracts	(818,580)
Net realized loss	(955,362)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(290)
Investments in affiliated issuers	1,330
Swap agreements	(9,386)
Futures contracts	(259,996)
Net change in unrealized appreciation (depreciation)	(268,342)
Net realized and unrealized loss	(1,223,704)
Net decrease in net assets resulting from operations	$(1,268,979)

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

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WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(45,275)	$(85,654)
Net realized loss on investments	(955,362)	(1,286,932)
Net change in unrealized appreciation (depreciation) on investments	(268,342)	202,427
Net decrease in net assets resulting from operations	(1,268,979)	(1,170,159)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,317,695	8,961,442
C-Class	518,083	5,359,174
H-Class	45,734,466	95,822,345
Cost of shares redeemed
A-Class	(3,012,718)	(8,222,299)
C-Class	(483,564)	(4,968,724)
H-Class	(45,744,631)	(94,608,486)
Net increase (decrease) from capital share transactions	(670,669)	2,343,452
Net increase (decrease) in net assets	(1,939,648)	1,173,293

Net assets:
Beginning of period	5,494,849	4,321,556
End of period	$3,555,201	$5,494,849
Accumulated net investment loss at end of period	$(59,140)	$(13,865)

Capital share activity:*
Shares sold
A-Class	29,985	123,137
C-Class	7,535	77,717
H-Class	602,025	1,315,899
Shares redeemed
A-Class	(40,098)	(112,882)
C-Class	(7,184)	(72,413)
H-Class	(616,562)	(1,319,158)
Net increase (decrease) in shares	(24,299)	12,300

*	Capital share activity for the periods presented through September 30, 2016 has been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$75.31	$70.69	$107.17	$101.72	$113.72	$122.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.42)	(.84)	(1.20)	(1.80)	(1.68)	(1.98)
Net gain (loss) on investments (realized and unrealized)	(1.76)	5.46	(35.28)	7.25	(10.32)	(6.34)
Total from investment operations	(2.18)	4.62	(36.48)	5.45	(12.00)	(8.32)
Net asset value, end of period	$73.13	$75.31	$70.69	$107.17	$101.72	$113.72

Total Return[c]	(2.87%)	6.54%	(34.04%)	5.37%	(10.55%)	(6.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$536	$1,314	$508	$1,129	$1,346	$2,881
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(1.13%)	(1.23%)	(1.73%)	(1.53%)	(1.62%)
Total expenses[d]	1.71%	1.70%	1.70%	1.75%	1.65%	1.70%
Portfolio turnover rate	40%	699%	219%	—	—	—

C-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$68.57	$64.88	$99.08	$94.76	$106.73	$115.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.66)	(1.20)	(1.74)	(2.40)	(2.28)	(2.64)
Net gain (loss) on investments (realized and unrealized)	(1.58)	4.89	(32.46)	6.72	(9.69)	(5.98)
Total from investment operations	(2.24)	3.69	(34.20)	4.32	(11.97)	(8.62)
Net asset value, end of period	$66.33	$68.57	$64.88	$99.08	$94.76	$106.73

Total Return[c]	(3.32%)	5.74%	(34.52%)	4.56%	(11.24%)	(7.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$541	$536	$163	$821	$1,687	$2,826
Ratios to average net assets:
Net investment income (loss)	(1.90%)	(1.81%)	(1.94%)	(2.49%)	(2.27%)	(2.36%)
Total expenses[d]	2.46%	2.45%	2.46%	2.52%	2.39%	2.44%
Portfolio turnover rate	40%	699%	219%	—	—	—

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WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$75.23	$70.59	$106.99	$101.58	$113.59	$121.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.48)	(.78)	(1.14)	(1.80)	(1.62)	(1.92)
Net gain (loss) on investments (realized and unrealized)	(1.70)	5.42	(35.26)	7.21	(10.39)	(6.39)
Total from investment operations	(2.18)	4.64	(36.40)	5.41	(12.01)	(8.31)
Net asset value, end of period	$73.05	$75.23	$70.59	$106.99	$101.58	$113.59

Total Return[c]	(2.95%)	6.54%	(33.99%)	5.32%	(10.57%)	(6.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,478	$3,645	$3,651	$5,449	$10,058	$13,551
Ratios to average net assets:
Net investment income (loss)	(1.23%)	(1.04%)	(1.20%)	(1.74%)	(1.52%)	(1.61%)
Total expenses[d]	1.72%	1.70%	1.70%	1.76%	1.64%	1.69%
Portfolio turnover rate	40%	699%	219%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through September 30, 2016 have been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2016, the Trust consisted of fifty-three funds.

This report covers the S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund, (the “Funds”), each a non-diversified investment company. Only A-Class, C-Class and H-Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities; RFS ceased to be an affiliate of GI as of October 4, 2016, when it was acquired by MUFG Investor Services. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”).This change has no impact on the financial statements of the Funds.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

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Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

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F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.29% at September 30, 2016.

J. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i)

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there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	$6,683,570	$—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	10,296,406	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	37,630,834	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	10,450,665

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$7,768,801	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,923,210

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at September 30, 2016
Europe 1.25x Strategy Fund	$6,575	$8,343	$—	$14,918
Japan 2x Strategy Fund	71,071	49,982	—	121,053
Strengthening Dollar 2x Strategy Fund	—	67,675	1,253	68,928
Weakening Dollar 2x Strategy Fund	—	—	1,507	1,507

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at September 30, 2016
Weakening Dollar 2x Strategy Fund	$—	$9,837	$—	$9,837

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$1,665,549	$1,754	$179,916	$—	$1,847,219
Japan 2x Strategy Fund	1,001,697	2,129	1,469,146	—	2,472,972
Strengthening Dollar 2x Strategy Fund	—	—	(890,993)	(100,865)	(991,858)
Weakening Dollar 2x Strategy Fund	—	—	(818,580)	(146,018)	(964,598)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$46,840	$—	$(50,446)	$—	$(3,606)
Japan 2x Strategy Fund	19,536	—	8,777	—	28,313
Strengthening Dollar 2x Strategy Fund	—	—	648,483	130,213	778,696
Weakening Dollar 2x Strategy Fund	—	—	(259,996)	(9,386)	(269,382)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

RFS provided transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provided accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund:

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2016, GFD retained sales charges of $145,031 relating to sales of A-Class shares of the Trust.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.38%			0.00%
Due 10/03/16	$469,487,376	$469,502,243	11/15/39	$803,943,000	$478,877,146

Royal Bank of Canada			U.S. Treasury Notes
0.36%			1.38% - 1.50%
Due 10/03/16	432,837,985	432,850,971	05/31/20	370,488,200	380,230,860
			U.S. TIP Notes
			0.13% - 0.25%
			07/15/22 - 01/15/25	57,946,000	61,263,965
				428,434,200	441,494,825

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$1,253	$—	$1,253	$—	$—	$1,253
Weakening Dollar 2x Strategy Fund	Swap currency contracts	1,507	—	1,507	—	—	1,507

[1]	Exchange-traded futures are excluded from these reported amounts.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® Pure Growth Fund	$76,808,620	$17,659,521	$(667,090)	$16,992,431
S&P 500® Pure Value Fund	42,357,525	5,011,007	(175,756)	4,835,251
S&P MidCap 400® Pure Growth Fund	117,123,266	12,274,014	(6,887,135)	5,386,879
S&P MidCap 400® Pure Value Fund	27,008,028	1,552,579	(267,730)	1,284,849
S&P SmallCap 600® Pure Growth Fund	26,431,650	2,073,135	(250,144)	1,822,991
S&P SmallCap 600® Pure Value Fund	34,737,825	—	(2,333,752)	(2,333,752)
Europe 1.25x Strategy Fund	3,479,025	69,526	(41,624)	27,902
Japan 2x Strategy Fund	2,142,340	1,469	(5)	1,464
Strengthening Dollar 2x Strategy Fund	21,261,666	15,474	(1,753)	13,721
Weakening Dollar 2x Strategy Fund	2,609,223	2,837	(290)	2,547

8. Securities Transactions

For the period ended September 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$99,573,487	$166,947,850
S&P 500® Pure Value Fund	95,802,828	133,943,248
S&P MidCap 400® Pure Growth Fund	53,543,515	78,564,194
S&P MidCap 400® Pure Value Fund	142,571,926	170,192,622
S&P SmallCap 600® Pure Growth Fund	88,249,891	97,388,116
S&P SmallCap 600® Pure Value Fund	208,525,910	196,828,074
Europe 1.25x Strategy Fund	33,326,013	35,574,347
Japan 2x Strategy Fund	5,171,559	5,411,000
Strengthening Dollar 2x Strategy Fund	1,458,385	7,260,000
Weakening Dollar 2x Strategy Fund	468,747	2,605,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® Pure Value Fund	$16,270,660	$19,479,907	$353,524
S&P 500® Pure Growth Fund	15,504,800	22,561,318	1,279,953
S&P MidCap 400® Pure Value Fund	12,008,988	19,524,018	377,799
S&P MidCap 400® Pure Growth Fund	5,754,350	9,724,217	(408,855)
S&P SmallCap 600® Pure Value Fund	3,110,495	2,426,457	(50,828)
S&P SmallCap 600® Pure Growth Fund	4,755,627	6,584,091	155,915
Europe 1.25x Strategy Fund	2,347,468	1,757,777	77,518

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended September 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 03/31/16	Additions	Reductions	Value 09/30/16	Shares 09/30/16	Investment Income	Realized Gain (Loss)
Europe 1.25x Strategy Fund
Guggenheim Strategy Fund I	$829,184	$1,744,163	$(2,345,000)	$231,262	9,254	$4,650	$2,863
Guggenheim Strategy Fund II	—	1,540,045	(1,310,000)	231,746	9,292	1,959	437
	829,184	3,284,208	(3,655,000)	463,008		6,609	3,300

Japan 2x Strategy Fund
Guggenheim Strategy Fund I	731,860	2,976,513	(3,338,000)	398,066	15,929	3,598	1,761
Guggenheim Strategy Fund II	—	2,145,045	(1,773,000)	398,394	15,974	2,431	361
	731,860	5,121,558	(5,111,000)	796,460		6,029	2,122

Strengthening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	4,256,077	603,659	(3,530,000)	1,347,213	53,910	16,802	5,170
Guggenheim Strategy Fund II	4,198,744	854,726	(3,730,000)	1,348,310	54,062	23,813	3,361
	8,454,821	1,458,385	(7,260,000)	2,695,523		40,615	8,531

Weakening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	1,227,757	236,037	(1,295,000)	170,438	6,820	4,584	3,628
Guggenheim Strategy Fund II	1,238,749	235,352	(1,310,000)	170,382	6,832	5,757	5,608
	2,466,506	471,389	(2,605,000)	340,820		10,341	9,236

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2016. The Funds did not have any borrowings outstanding under this agreement at September 30, 2016.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2016, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Growth Fund	$21,395
S&P MidCap 400® Pure Growth Fund	17,721
S&P MidCap 400® Pure Value Fund	4,524
S&P SmallCap 600® Pure Growth Fund	12,223
S&P SmallCap 600® Pure Value Fund	34,670

11. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff appealed the dismissal to the U.S. District Court for the Southern District of New York.

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

12. Subsequent Event

Share Splits

Share splits occurred for the following Funds at the close of business:

Fund	Effective Date	Split Type
S&P 500® Pure Value Fund	October 28, 2016	Two-for-One Share Split
Europe 1.25x Strategy Fund	October 28, 2016	One-for-Six Reverse Share Split
Japan 2x Strategy Fund	November 4, 2016	One-for-Four Reverse Share Split
Weakening Dollar 2x Strategy Fund	October 28, 2016	One-for-Six Reverse Share Split

The effect of these transactions was to multiply the number of outstanding shares of the S&P 500® Pure Value Fund by its split ratio, resulting in a corresponding decrease in the NAV and to divide the number of outstanding shares of the Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and the Weakening Dollar 2x Strategy Fund by their respective reverse split ratio, resulting in a corresponding increase in the NAV. The share transactions presented in the Statements of Changes in net assets and the per share data in the Financial Highlights for each of the periods presented through September 30, 2016, have been restated to reflect these respective share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Portfolio Securities Loaned

Effective October 6, 2016, each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans would be collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of securities loaned as determined at the close of business on the preceding business day. The cash collateral received would be held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts will invest in short-term investments valued at amortized cost, which approximates market value. Each Fund will receive compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation will be accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned will be accounted for in the same manner as other dividend and interest income. The borrower will pay to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds would retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 19, 2016, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from Fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

OTHER INFORMATION (Unaudited)(concluded)

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	232

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present).

Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present).

Current: Managing Director of Transparent Value, LLC (2015-present); Managing Director of Guggenheim Investments (2015-present).

Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
GlennMcWhinnie (1969)	Assistant Treasurer (2016-present).	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Adam J. Nelson (1979)	Assistant Treasurer (2016-present).

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present).

Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present).

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Some of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

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9.30.2016

Rydex Funds Semi-Annual Report

Domestic Equity Fund
NASDAQ-100® Fund

GuggenheimInvestments.com	ROTCF-SEMI-0916x0317

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
NASDAQ-100® FUND	8
NOTES TO FINANCIAL STATEMENTS	23
OTHER INFORMATION	40
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	44
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	50

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Rydex Funds (the “Fund”). This report covers performance for the six-month period ended September 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expense,s and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2016

Economic growth continues to rebound, even though the rise in U.S. Gross Domestic Product (“GDP”) disappointed in the first half of 2016. There was a large headwind from inventory drawdowns, which should soon reverse after five quarters of dragging on growth. Real GDP growth is expected to be around 2.5 percent in the second half of the year, driven by consumption, housing, and a fading trade drag, and supporting the view that U.S. economic growth remains resilient to global weakness.

The euro zone economy is slowly improving, but inflation will likely persist well below the European Central Bank’s (“ECB”) target in the coming quarters due to substantial slack. The ECB has indicated that more quantitative easing is possible, but will soon need to alter the quantitative easing program in order to keep up their purchase pace. Both China and Japan need weaker currencies. Chinese growth and capital flows have stabilized for now, but surging construction and a credit boom raise the prospect of future instability. Japan’s economic prospects are weak, and inflation remains far from the Bank of Japan’s (“BOJ”) target. The surging yen could drive further policy easing, including an increase in fiscal stimulus.

It appears the U.S. Federal Reserve (the “Fed”) will move forward with raising rates in December, absent any economic or geopolitical surprise or a meaningful tightening of financial conditions over the fourth quarter. But key events could influence risk asset performance for the balance of the year: A continued recovery in oil prices following the Organization of Petroleum Exporting Countries (“OPEC”) agreement to keep production between 32.5 to 33 million barrels per day would help sustain the rally (although we are skeptical that they will adhere to any quota based on historical production levels). Global oil inventories remain high, but supply and demand are moving toward balance. A rebound in GDP growth would also lift U.S. equity and corporate bond prices higher.

The macroeconomic picture remains the same; we are not on the verge of a recession. But despite our positive outlook on the U.S. economy, valuations across risk assets argue for caution. Ongoing accommodation from central bankers across the globe has alleviated much of the initial macroeconomic tail risk posed by Brexit but may not be enough to dampen the seasonal volatility typically observed in the fourth quarter. Ongoing troubles in the banking sector, such as the woes afflicting Deutsche Bank and Wells Fargo, coupled with uncertainty surrounding upcoming political events, which include the new Trump administration, the Italian constitutional referendum, and key European elections, may create volatility for risk assets for the balance of the year.

For the six months ended September 30, 2016, the Standard & Poor’s 500® (“S&P 500®”) Index* returned 6.40%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.88%. The return of the MSCI Emerging Markets Index* was 9.75%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2016

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.68% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 11.38%. The return of the Bank of America(“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.17% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report.

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (“MBS”) (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. It does not contain securities of financial companies, including investment companies.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2016 and ending September 30, 2016.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
NASDAQ-100® Fund
Investor Class	1.28%	8.82%	$ 1,000.00	$ 1,088.20	$ 6.70
A-Class	1.52%	8.53%	1,000.00	1,085.30	7.95
C-Class	2.27%	8.23%	1,000.00	1,082.30	11.85
H-Class	1.53%	8.67%	1,000.00	1,086.70	8.00

Table 2. Based on hypothetical 5% return (before expenses)
NASDAQ-100® Fund
Investor Class	1.28%	5.00%	$ 1,000.00	$ 1,018.65	$ 6.48
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2016 to September 30, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	September 30, 2016

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	September 30, 2016

Inception Dates:
Investor Class	February 14, 1994
A-Class	March 31, 2004
C-Class	March 26, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	8.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.5%
Facebook, Inc. — Class A	4.1%
Alphabet, Inc. — Class C	3.7%
Alphabet, Inc. — Class A	3.3%
Intel Corp.	2.5%
Cisco Systems, Inc.	2.2%
Comcast Corp.	2.2%
Amgen, Inc.	1.7%
Top Ten Total	39.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 78.4%

Communications - 29.3%
Amazon.com, Inc.*	55,533	$46,498,336
Facebook, Inc. — Class A*	272,112	34,903,806
Alphabet, Inc. — Class C*	40,250	31,285,923
Alphabet, Inc. — Class A*	34,538	27,770,624
Cisco Systems, Inc.	589,182	18,688,853
Comcast Corp. — Class A	281,416	18,669,137
Charter Communications, Inc. — Class A*	31,736	8,567,768
Priceline Group, Inc.*	5,789	8,518,456
Baidu, Inc. ADR*	32,099	5,844,265
Netflix, Inc.*	50,221	4,949,280
Yahoo!, Inc.*	111,492	4,805,305
T-Mobile US, Inc.*	96,376	4,502,687
eBay, Inc.*	132,253	4,351,124
Twenty-First Century Fox, Inc. — Class A	124,638	3,018,733
JD.com, Inc. ADR*	107,282	2,798,987
Liberty Global plc*	75,527	2,495,412
Sirius XM Holdings, Inc.*	571,398	2,382,730
Twenty-First Century Fox, Inc. — Class B	93,538	2,314,130
Ctrip.com International Ltd. ADR*	43,824	2,040,884
Expedia, Inc.	16,058	1,874,290
Symantec Corp.	72,110	1,809,961
Viacom, Inc. — Class B	40,674	1,549,679
DISH Network Corp. — Class A*	26,523	1,452,930
Vodafone Group plc ADR	46,860	1,365,969
Liberty Global plc — Class A*	30,967	1,058,452
TripAdvisor, Inc.*	15,562	983,207
Discovery Communications, Inc. — Class C*	27,942	735,154
Liberty Ventures*	15,840	631,541
Discovery Communications, Inc. — Class A*	17,675	475,811
Liberty Global plc LiLAC — Class C*	882	24,740
Liberty Global plc LiLAC — Class A*	575	15,864
Total Communications		246,384,038

Technology - 28.6%
Apple, Inc.	631,204	71,357,611
Microsoft Corp.	912,819	52,578,375
Intel Corp.	554,191	20,920,711
QUALCOMM, Inc.	172,624	11,824,744
Texas Instruments, Inc.	117,516	8,247,273
Broadcom Ltd.	46,331	7,993,024
Adobe Systems, Inc.*	58,369	6,335,372
NVIDIA Corp.	62,670	4,294,148
NXP Semiconductor N.V.*	39,735	4,053,367
Activision Blizzard, Inc.	86,856	3,847,721
Applied Materials, Inc.	126,616	3,817,472
Cognizant Technology Solutions Corp. — Class A*	71,097	3,392,038
Intuit, Inc.	29,972	3,297,220
Electronic Arts, Inc.*	35,231	3,008,727
Fiserv, Inc.*	25,749	2,561,253
Paychex, Inc.	42,232	2,443,966
Cerner Corp.*	39,559	2,442,768
Analog Devices, Inc.	36,018	2,321,360
Micron Technology, Inc.*	121,637	2,162,706
NetEase, Inc. ADR	8,944	2,153,537
Western Digital Corp.	33,299	1,946,993
Autodesk, Inc.*	25,992	1,880,001
Lam Research Corp.	18,773	1,777,991
Skyworks Solutions, Inc.	21,963	1,672,263
Linear Technology Corp.	28,081	1,664,922
CA, Inc.	49,076	1,623,434
Xilinx, Inc.	29,693	1,613,518
Microchip Technology, Inc.	25,218	1,567,047

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NASDAQ-100® FUND

	Shares	Value

Check Point Software Technologies Ltd.*	20,086	$1,558,874
Citrix Systems, Inc.*	18,242	1,554,583
Seagate Technology plc	35,115	1,353,683
Maxim Integrated Products, Inc.	33,211	1,326,115
NetApp, Inc.	32,594	1,167,517
Akamai Technologies, Inc.*	20,467	1,084,546
Total Technology		240,844,880

Consumer, Non-cyclical - 13.4%
Amgen, Inc.	87,663	14,623,066
Kraft Heinz Co.	142,636	12,767,349
Gilead Sciences, Inc.	154,586	12,230,844
Celgene Corp.*	90,797	9,491,010
Biogen, Inc.*	25,667	8,034,541
Mondelez International, Inc. — Class A	182,216	7,999,282
PayPal Holdings, Inc.*	141,379	5,792,298
Express Scripts Holding Co.*	73,824	5,206,807
Regeneron Pharmaceuticals, Inc.*	12,110	4,868,462
Automatic Data Processing, Inc.	53,437	4,713,143
Monster Beverage Corp.*	22,298	3,273,569
Intuitive Surgical, Inc.*	4,509	3,268,258
Alexion Pharmaceuticals, Inc.*	26,268	3,218,881
Illumina, Inc.*	17,173	3,119,647
Vertex Pharmaceuticals, Inc.*	29,025	2,531,270
Mylan N.V.*	62,659	2,388,561
Incyte Corp.*	22,023	2,076,549
BioMarin Pharmaceutical, Inc.*	20,040	1,854,101
Dentsply Sirona, Inc.	27,295	1,622,142
Verisk Analytics, Inc. — Class A*	19,793	1,608,775
Henry Schein, Inc.*	9,581	1,561,511
Whole Foods Market, Inc.	37,345	1,058,731
Total Consumer, Non-cyclical		113,308,797

Consumer, Cyclical - 6.4%
Walgreens Boots Alliance, Inc.	126,783	10,221,245
Starbucks Corp.	171,799	9,301,198
Costco Wholesale Corp.	51,315	7,826,051
Tesla Motors, Inc.*	17,481	3,566,648
O’Reilly Automotive, Inc.*	11,119	3,114,543
Ross Stores, Inc.	46,799	3,009,176
PACCAR, Inc.	41,061	2,413,566
American Airlines Group, Inc.	62,074	2,272,529
Dollar Tree, Inc.*	27,606	2,178,942
Marriott International, Inc. — Class A	29,800	2,006,434
Ulta Salon Cosmetics & Fragrance, Inc.*	7,306	1,738,682
Fastenal Co.	33,850	1,414,253
Mattel, Inc.	39,901	1,208,202
Tractor Supply Co.	15,657	1,054,499
Liberty Interactive Corporation QVC Group — Class A*	52,320	1,046,923
Norwegian Cruise Line Holdings Ltd.*	26,604	1,002,971
Bed Bath & Beyond, Inc.	18,094	780,032
Total Consumer, Cyclical		54,155,894

Industrial - 0.7%
CSX Corp.	110,814	3,379,826
SBA Communications Corp. — Class A*	14,597	1,637,200
Stericycle, Inc.*	9,961	798,275
Total Industrial		5,815,301
Total Common Stocks
(Cost $366,228,532)		660,508,910

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NASDAQ-100® FUND

	Shares	Value

MUTUAL FUNDS† - 2.7%
Guggenheim Strategy Fund I1	500,094	$12,497,340
Guggenheim Strategy Fund II1	421,616	10,515,099
Total Mutual Funds
(Cost $22,867,833)		23,012,439

	Face Amount

FEDERAL AGENCY NOTES†† - 9.9%
Federal Farm Credit Bank[2]
0.67% due 09/12/18[3]	$27,000,000	26,979,048
0.73% due 09/14/17[3]	10,000,000	10,015,380
Total Federal Farm Credit Bank		36,994,428
Fannie Mae[4]
0.81% due 12/20/17[3]	25,000,000	25,010,500
Farmer Mac[2]
5.13% due 04/19/17[5]	13,534,000	13,861,523
Freddie Mac[4]
0.80% due 10/27/17	7,500,000	7,497,345
Total Federal Agency Notes
(Cost $83,387,635)		83,363,796

FEDERAL AGENCY DISCOUNT NOTES†† - 1.2%
Federal Home Loan Bank[2]
0.53% due 03/10/17	10,000,000	9,982,880
Total Federal Agency Discount Notes
(Cost $9,976,533)		9,982,880

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bill
due 10/13/16[6,7]	1,000,000	999,953
Total U.S. Treasury Bills
(Cost $999,974)		999,953
REPURCHASE AGREEMENTS††,8 - 5.9%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	26,611,280	26,611,280
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[9]	23,452,660	23,452,660
Total Repurchase Agreements
(Cost $50,063,940)		50,063,940

Total Investments - 98.2%
(Cost $533,524,447)		$827,931,918
Other Assets & Liabilities, net - 1.8%		15,067,606
Total Net Assets - 100.0%		$842,999,524

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $52,782,670)	542	$1,585,152

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 NASDAQ-100 Index Swap 0.78%[10], Terminating 11/01/16 (Notional Value $12,718,121)	2,609	$96,747

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NASDAQ-100® FUND

	Units	Unrealized Gain

Goldman Sachs International October 2016 NASDAQ-100 Index Swap 1.05%[10], Terminating 10/26/16 (Notional Value $2,661,534)	546	$31,957
Barclays Bank plc October 2016 NASDAQ-100 Index Swap 0.75%[10], Terminating 10/31/16 (Notional Value $114,137,681)	23,410	1,336
(Total Notional Value $129,517,336)		$130,040

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $13,861,523 (cost $13,867,934), or 1.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[7]	Zero coupon rate security.
[8]	Repurchase Agreements — See Note 5.
[9]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[10]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
NASDAQ-100® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$660,508,910	$—	$—	$—	$—	$660,508,910
Equity Futures Contracts	—	1,585,152	—	—	—	1,585,152
Equity Index Swap Agreements	—	—	—	130,040	—	130,040
Federal Agency Discount Notes	—	—	9,982,880	—	—	9,982,880
Federal Agency Notes	—	—	83,363,796	—	—	83,363,796
Mutual Funds	23,012,439	—	—	—	—	23,012,439
Repurchase Agreements	—	—	50,063,940	—	—	50,063,940
U.S. Treasury Bills	—	—	999,953	—	—	999,953
Total	$683,521,349	$1,585,152	$144,410,569	$130,040	$—	$829,647,110

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
NASDAQ-100® FUND

September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $460,592,674)	$754,855,539
Investments in affiliated issuers, at value (cost $22,867,833)	23,012,439
Repurchase agreements, at value (cost $50,063,940)	50,063,940
Total investments (cost $533,524,447)	827,931,918
Segregated cash with broker	12,894,220
Unrealized appreciation on swap agreements	130,040
Receivables:
Fund shares sold	2,582,126
Interest	357,471
Dividends	281,131
Variation margin	197,950
Swap settlement	119,192
Total assets	844,494,048

Liabilities:
Overdraft due to custodian bank	57,969
Payable for:
Management fees	514,969
Fund shares redeemed	391,910
Transfer agent and administrative fees	171,656
Licensing fees	82,656
Distribution and service fees	54,949
Portfolio accounting fees	48,263
Miscellaneous	172,152
Total liabilities	1,494,524
Commitments and contingent liabilities (Note 12)	—
Net assets	$842,999,524

Net assets consist of:
Paid in capital	$524,231,956
Accumulated net investment loss	(1,061,369)
Accumulated net realized gain on investments	23,706,274
Net unrealized appreciation on investments	296,122,663
Net assets	$842,999,524

Investor Class:
Net assets	$706,672,722
Capital shares outstanding	25,223,230
Net asset value per share	$28.02

A-Class:
Net assets	$52,484,180
Capital shares outstanding	2,011,593
Net asset value per share	$26.09
Maximum offering price per share (Net asset value divided by 95.25%)	$27.39

C-Class:
Net assets	$44,032,033
Capital shares outstanding	1,881,468
Net asset value per share	$23.40

H-Class:
Net assets	$39,810,589
Capital shares outstanding	1,526,311
Net asset value per share	$26.08

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

STATEMENT OF OPERATIONS (Unaudited)
NASDAQ-100® FUND

Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $4,874)	$3,897,692
Dividends from securities of affiliated issuers	373,778
Interest	301,970
Total investment income	4,573,440

Expenses:
Management fees	3,093,089
Transfer agent and administrative fees	1,031,030
Distribution and service fees:
A-Class	96,027
C-Class	202,020
H-Class	60,574
Portfolio accounting fees	291,842
Custodian fees	48,619
Trustees’ fees*	34,907
Line of credit fees	6,167
Miscellaneous	770,534
Total expenses	5,634,809
Net investment loss	(1,061,369)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	32,674,642
Investments in affiliated issuers	166,752
Swap agreements	9,285,188
Futures contracts	2,274,078
Net realized gain	44,400,660
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	13,946,143
Investments in affiliated issuers	287,226
Swap agreements	(1,758,753)
Futures contracts	1,184,715
Net change in unrealized appreciation (depreciation)	13,659,331
Net realized and unrealized gain	58,059,991
Net increase in net assets resulting from operations	$56,998,622

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
NASDAQ-100® FUND

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,061,369)	$(2,733,517)
Net realized gain on investments	44,400,660	139,445,638
Net change in unrealized appreciation (depreciation) on investments	13,659,331	(127,049,372)
Net increase in net assets resulting from operations	56,998,622	9,662,749

Distributions to shareholders from:
Net realized gains
Investor Class	—	(15,721,868)
A-Class	—	(2,634,742)
C-Class	—	(956,856)
H-Class	—	(6,738,531)*
Total distributions to shareholders	—	(26,051,997)

Capital share transactions:
Proceeds from sale of shares
Investor Class	310,684,004	1,011,361,829
Advisor Class	—	94,137,245 *
A-Class	335,350,395	817,538,269
C-Class	8,391,706	26,584,585
H-Class	94,122,087	1,591,642,598 *
Distributions reinvested
Investor Class	—	15,251,133
A-Class	—	2,570,836
C-Class	—	931,242
H-Class	—	6,738,458 *
Cost of shares redeemed
Investor Class	(322,689,751)	(1,120,085,951)
Advisor Class	—	(139,879,099)*
A-Class	(347,277,599)	(827,926,638)
C-Class	(6,532,783)	(20,071,986)
H-Class	(226,100,955)	(1,453,762,548)*
Conversion activity*
Advisor Class	—	(20,538,756)
H-Class	—	20,538,756
Net increase (decrease) from capital share transactions	(154,052,896)	5,029,973
Net decrease in net assets	(97,054,274)	(11,359,275)

Net assets:
Beginning of period	940,053,798	951,413,073
End of period	$842,999,524	$940,053,798
Accumulated net investment loss at end of period	$(1,061,369)	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
NASDAQ-100® FUND

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Capital share activity:
Shares sold
Investor Class	11,733,652	38,934,513
Advisor Class	—	4,004,926	*
A-Class	13,826,920	34,504,136
C-Class	383,982	1,215,431
H-Class	3,897,961	66,106,678	*
Shares issued from reinvestment of distributions
Investor Class	—	569,923
A-Class	—	102,833
C-Class	—	41,297
H-Class	—	269,863	*
Shares redeemed
Investor Class	(12,410,290)	(43,913,512)
Advisor Class	—	(5,986,255	)*
A-Class	(14,332,262)	(35,068,368)
C-Class	(301,661)	(953,984)
H-Class	(9,606,174)	(60,544,558	)*
Conversion activity*
Advisor Class	—	(924,136)
H-Class	—	897,086
Net decrease in shares	(6,807,872)	(744,127)

*	Effective September 30, 2015, all outstanding Advisor Class shares converted into H-Class shares — See Note 11.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended Sept. 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$25.75	$25.38	$21.38	$18.38	$17.92	$15.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.05)	(.01)	.02	.02	(.05)
Net gain (loss) on investments (realized and unrealized)	2.29	.96	4.39	5.01	.44	2.74
Total from investment operations	2.27	.91	4.38	5.03	.46	2.69
Less distributions from:
Net realized gains	—	(.54)	(.38)	(2.03)	—	—
Total distributions	—	(.54)	(.38)	(2.03)	—	—
Net asset value, end of period	$28.02	$25.75	$25.38	$21.38	$18.38	$17.92

Total Return[c]	8.82%	3.49%	20.53%	27.74%	2.57%	17.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$706,673	$667,018	$769,257	$632,598	$461,269	$770,626
Ratios to average net assets:
Net investment income (loss)	(0.15%)	(0.19%)	(0.05%)	0.10%	0.13%	(0.34%)
Total expenses[d]	1.28%	1.25%	1.26%	1.29%	1.26%	1.27%
Portfolio turnover rate	42%	228%	267%	141%	94%	94%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended Sept. 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$24.04	$23.78	$20.10	$17.42	$17.03	$14.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.10)	(.06)	(.03)	(.02)	(.09)
Net gain (loss) on investments (realized and unrealized)	2.11	.90	4.12	4.74	.41	2.60
Total from investment operations	2.05	.80	4.06	4.71	.39	2.51
Less distributions from:
Net realized gains	—	(.54)	(.38)	(2.03)	—	—
Total distributions	—	(.54)	(.38)	(2.03)	—	—
Net asset value, end of period	$26.09	$24.04	$23.78	$20.10	$17.42	$17.03

Total Return[c]	8.53%	3.26%	20.24%	27.42%	2.29%	17.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,484	$60,499	$70,821	$21,751	$23,656	$14,553
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(0.42%)	(0.29%)	(0.14%)	(0.09%)	(0.61%)
Total expenses[d]	1.52%	1.51%	1.50%	1.54%	1.52%	1.53%
Portfolio turnover rate	42%	228%	267%	141%	94%	94%

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended Sept. 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$21.62	$21.60	$18.42	$16.22	$15.97	$13.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.26)	(.21)	(.16)	(.13)	(.19)
Net gain (loss) on investments (realized and unrealized)	1.91	.82	3.77	4.39	.38	2.44
Total from investment operations	1.78	.56	3.56	4.23	.25	2.25
Less distributions from:
Net realized gains	—	(.54)	(.38)	(2.03)	—	—
Total distributions	—	(.54)	(.38)	(2.03)	—	—
Net asset value, end of period	$23.40	$21.62	$21.60	$18.42	$16.22	$15.97

Total Return[c]	8.23%	2.48%	19.37%	26.46%	1.57%	16.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,032	$38,900	$32,324	$19,175	$13,015	$15,177
Ratios to average net assets:
Net investment income (loss)	(1.15%)	(1.19%)	(1.05%)	(0.89%)	(0.84%)	(1.35%)
Total expenses[d]	2.27%	2.26%	2.25%	2.29%	2.26%	2.27%
Portfolio turnover rate	42%	228%	267%	141%	94%	94%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS (concluded)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended Sept. 30, 2016[a]	Year Ended March 31, 2016	Period Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$24.00	$23.76	$22.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.13)	.01
Net gain (loss) on investments (realized and unrealized)	2.15	.91	1.22
Total from investment operations	2.08	.78	1.23
Less distributions from:
Net realized gains	—	(.54)	(.38)
Total distributions	—	(.54)	(.38)
Net asset value, end of period	$26.08	$24.00	$23.76

Total Return[c]	8.67%	3.18%	5.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,811	$173,637	$12,009
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.51%)	0.07%
Total expenses[d]	1.53%	1.51%	1.47%
Portfolio turnover rate	42%	228%	267%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operation of the Class.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2016, the Trust consisted of fifty-three funds (the “Funds”).

This report covers the NASDAQ-100® Fund (the “Fund”), a non-diversified investment company. Only Investor Class, A-Class, C-Class and H-Class shares had been issued by the Fund.

The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provided transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities; RFS ceased to be an affiliate of GI as of October 4, 2016, when it was acquired by MUFG Investor Services. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change has no impact on the financial statements of the Fund.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

C. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.29% at September 30, 2016.

I. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long
NASDAQ-100® Fund	Index exposure, Liquidity	$31,441,693

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Fund’s use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long
NASDAQ-100® Fund	Index exposure, Liquidity	$219,640,905

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2016:

Derivative Investment Type	Asset Derivatives
Equity contracts	Variation margin
Unrealized appreciation on swap agreements

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at September 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2016
NASDAQ-100® Fund	$1,585,152	$130,040	$1,715,192

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended September 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
NASDAQ-100® Fund	$2,274,078	$9,285,188	$11,559,266

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
NASDAQ-100® Fund	$1,184,715	$(1,758,753)	$(574,038)

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

RFS provided transfer agent and administrative services to the Fund calculated at the annualized rate of 0.25% based on the average daily net assets of the Fund.

RFS also provided accounting services to the Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund:

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2016, GFD retained sales charges of $145,031 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.38%			0.00%
Due 10/03/16	$469,487,376	$469,502,243	11/15/39	$803,943,000	$478,877,146

Royal Bank of Canada			U.S. Treasury Notes
0.36%			1.38% - 1.50%
Due 10/03/16	432,837,985	432,850,971	05/31/20	370,488,200	380,230,860
			U.S. TIP Notes
			0.13% - 0.25%
			07/15/22 - 01/15/25	57,946,000	61,263,965
				428,434,200	441,494,825

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
NASDAQ-100® Fund	Swap equity contracts	$130,040	$—	$130,040	$—	$—	$130,040

[1]	Exchange-traded futures are excluded from these reported amounts.

7. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
NASDAQ-100® Fund	$571,633,461	$260,389,545	$(4,091,089)	$256,298,456

8. Securities Transactions

For the period ended September 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
NASDAQ-100® Fund	$302,792,463	$462,707,501

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2016, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
NASDAQ-100® Fund	$50,184,721	$86,797,344	$5,107,569

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9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended September 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 03/31/16	Additions	Reductions	Value 09/30/16	Shares 09/30/16	Investment Income	Realized Gain
Guggenheim Strategy Fund I	$63,012,120	$50,649,483	$(101,445,000)	$12,497,340	500,094	$226,658	$132,030
Guggenheim Strategy Fund II	36,088,986	11,752,872	(37,500,000)	10,515,099	421,616	147,120	34,722
	$99,101,106	$62,402,355	$(138,945,000)	$23,012,439		$373,778	$166,752

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2016. The Fund did not have any borrowings outstanding under this agreement at September 30, 2016.

Fund	Average Daily Balance
NASDAQ-100® Fund	$970,559

11. Conversion of Advisor Class Shares and Class H Shares

Effective following the close of business on September 30, 2015, all outstanding Advisor Class shares of the NASDAQ-100® Fund were converted into Class H shares of the Fund. The conversion of all outstanding Advisor Class shares was effected by exchanging shareholders’

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Advisor Class shares for Class H shares. Advisor Class shareholders of the Fund received Class H shares of the Fund with a value equal to the value of their investment in Advisor Class shares of the Fund on September 30, 2015.

12. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff appealed the dismissal to the U.S. District Court for the Southern District of New York.

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

13. Subsequent Event

Portfolio Securities Loaned

Effective October 6, 2016, each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans would be collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of securities loaned as determined at the close of business on the preceding business day. The cash collateral received would be held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts will invest in short-term investments valued at amortized cost, which approximates market value. Each Fund will receive compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation will be accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned will be accounted for in the same manner as other dividend and interest income. The borrower will pay to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds would retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 19, 2016, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

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OTHER INFORMATION (Unaudited)(continued)

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from Fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment

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OTHER INFORMATION (Unaudited)(continued)

Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	232

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - continued
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present).

Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Keith D. Kemp (1960)	Assistant Treasurer (2016-present).

Current: Managing Director of Transparent Value, LLC (2015-present); Managing Director of Guggenheim Investments (2015-present).

Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present).	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present).

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present).

Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present).

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Some of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

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9.30.2016

Rydex Funds Semi-Annual Report

Guggenheim Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Event Driven and Distressed Strategies Fund
Rydex International Equity Funds
Rydex Emerging Markets 2x Strategy Fund
Rydex Inverse Emerging Markets 2x Strategy Fund
Rydex Fixed Income Fund
Rydex Emerging Markets Bond Strategy Fund

GuggenheimInvestments.com	RSTF-SEMI-0916x0317

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
LONG SHORT EQUITY FUND	8
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND	19
EMERGING MARKETS 2x STRATEGY FUND	27
INVERSE EMERGING MARKETS 2x STRATEGY FUND	34
EMERGING MARKETS BOND STRATEGY FUND	40
NOTES TO FINANCIAL STATEMENTS	47
OTHER INFORMATION	62
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	65
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	69

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our alternative strategy Funds (the “Funds”) for the six-month period ended September 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2016

Economic growth continues to rebound, even though the rise in U.S. Gross Domestic Product (“GDP”) disappointed in the first half of 2016. There was a large headwind from inventory drawdowns, which should soon reverse after five quarters of dragging on growth. Real GDP growth is expected to be around 2.5 percent in the second half of the year, driven by consumption, housing, and a fading trade drag, and supporting the view that U.S. economic growth remains resilient to global weakness.

The euro zone economy is slowly improving, but inflation will likely persist well below the European Central Bank’s (“ECB”) target in the coming quarters due to substantial slack. The ECB has indicated that more quantitative easing is possible, but will soon need to alter the quantitative easing program in order to keep up their purchase pace. Both China and Japan need weaker currencies. Chinese growth and capital flows have stabilized for now, but surging construction and a credit boom raise the prospect of future instability. Japan’s economic prospects are weak, and inflation remains far from the Bank of Japan’s (“BOJ”) target. The surging yen could drive further policy easing, including an increase in fiscal stimulus.

It appears the U.S. Federal Reserve (the “Fed”) will move forward with raising rates in December, absent any economic or geopolitical surprise or a meaningful tightening of financial conditions over the fourth quarter. But key events could influence risk asset performance for the balance of the year: A continued recovery in oil prices following the Organization of Petroleum Exporting Countries (“OPEC”) agreement to keep production between 32.5 to 33 million barrels per day would help sustain the rally (although we are skeptical that they will adhere to any quota based on historical production levels). Global oil inventories remain high, but supply and demand are moving toward balance. A rebound in GDP growth would also lift U.S. equity and corporate bond prices higher.

The macroeconomic picture remains the same; we are not on the verge of a recession. But despite our positive outlook on the U.S. economy, valuations across risk assets argue for caution. Ongoing accommodation from central bankers across the globe has alleviated much of the initial macroeconomic tail risk posed by Brexit but may not be enough to dampen the seasonal volatility typically observed in the fourth quarter. Ongoing troubles in the banking sector, such as the woes afflicting Deutsche Bank and Wells Fargo, coupled with uncertainty surrounding upcoming political events, which include the new Trump administration, the Italian constitutional referendum, and key European elections, may create volatility for risk assets for the balance of the year.

For the six months ended September 30, 2016, the Standard & Poor’s 500® (“S&P 500®”) Index* returned 6.40%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.88%. The return of the MSCI Emerging Markets Index* was 9.75%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.68% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 11.38%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.17% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or (“MBS”) (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2016 and ending September 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund
A-Class	2.33%	1.97%	$ 1,000.00	$ 1,019.70	$ 11.80
C-Class	3.06%	1.60%	1,000.00	1,016.00	15.46
P-Class	2.31%	1.96%	1,000.00	1,019.60	11.70
Institutional Class	2.04%	2.19%	1,000.00	1,021.90	10.34
Event Driven and Distressed Strategies Fund
A-Class	1.90%	4.66%	1,000.00	1,046.60	9.75
C-Class	2.64%	4.24%	1,000.00	1,042.40	13.52
P-Class	1.90%	4.66%	1,000.00	1,046.60	9.75
Institutional Class	1.65%	4.74%	1,000.00	1,047.40	8.47
Emerging Markets 2x Strategy Fund
A-Class	1.76%	24.02%	1,000.00	1,240.20	9.88
C-Class	2.48%	23.58%	1,000.00	1,235.80	13.90
H-Class	1.76%	24.02%	1,000.00	1,240.20	9.88
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.74%	(26.87%)	1,000.00	731.30	7.55
C-Class	2.49%	(27.15%)	1,000.00	728.50	10.79
H-Class	1.75%	(27.01%)	1,000.00	729.90	7.59
Emerging Markets Bond Strategy Fund
A-Class	1.57%	6.34%	1,000.00	1,063.40	8.12
C-Class	2.32%	6.20%	1,000.00	1,062.00	11.99
H-Class	1.54%	6.61%	1,000.00	1,066.10	7.98

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 2.Based on hypothetical 5% return (before expenses)
Long Short Equity Fund
A-Class	2.33%	5.00%	$ 1,000.00	$ 1,013.39	$ 11.76
C-Class	3.06%	5.00%	1,000.00	1,009.73	15.42
P-Class	2.31%	5.00%	1,000.00	1,013.49	11.66
Institutional Class	2.04%	5.00%	1,000.00	1,014.84	10.30
Event Driven and Distressed Strategies Fund
A-Class	1.90%	5.00%	1,000.00	1,015.54	9.60
C-Class	2.64%	5.00%	1,000.00	1,011.83	13.31
P-Class	1.90%	5.00%	1,000.00	1,015.54	9.60
Institutional Class	1.65%	5.00%	1,000.00	1,016.80	8.34
Emerging Markets 2x Strategy Fund
A-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
C-Class	2.48%	5.00%	1,000.00	1,012.63	12.51
H-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
Emerging Markets Bond Strategy Fund
A-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
C-Class	2.32%	5.00%	1,000.00	1,013.44	11.71
H-Class	1.54%	5.00%	1,000.00	1,017.35	7.79

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents Net Expenses, which includes interest and dividend expense related to securities sold short. Excluding these expenses, the operating expense ratios would be:

Long Short Equity Fund
A-Class	1.67%
C-Class	2.41%
P-Class	1.67%
Institutional Class	1.42%

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2016 to September 30, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	September 30, 2016

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	March 22, 2002
P-Class	March 22, 2002
Institutional Class	November 30, 2011

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	5.0%
QUALCOMM, Inc.	0.6%
NVIDIA Corp.	0.6%
Murphy Oil Corp.	0.6%
Cooper Companies, Inc.	0.6%
ABIOMED, Inc.	0.5%
Cummins, Inc.	0.5%
CommerceHub, Inc.	0.5%
Northrop Grumman Corp.	0.5%
Edwards Lifesciences Corp.	0.5%
Top Ten Total	9.9%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

COMMON STOCKS† - 85.7%

Industrial - 17.3%
Cummins, Inc.[1]	1,793	$229,773
Northrop Grumman Corp.[1]	1,071	229,140
AO Smith Corp.[1]	2,300	227,216
Roper Technologies, Inc. [1]	1,233	224,986
Timken Co.[1]	6,361	223,526
Raytheon Co.[1]	1,630	221,892
Rockwell Collins, Inc.[1]	2,616	220,633
AGCO Corp.[1]	4,468	220,362
Carlisle Companies, Inc.[1]	2,146	220,115
Energizer Holdings, Inc.[1]	4,400	219,824
Lennox International, Inc.[1]	1,399	219,685
Terex Corp.[1]	8,616	218,933
Ingersoll-Rand plc[1]	3,201	217,476
Parker-Hannifin Corp.[1]	1,730	217,167
Flowserve Corp.[1]	4,476	215,922
Stanley Black & Decker, Inc.[1]	1,750	215,215
ITT, Inc.[1]	5,993	214,789
Sonoco Products Co.[1]	4,063	214,648
Trinity Industries, Inc.[1]	8,832	213,558
B/E Aerospace, Inc.[1]	4,124	213,045
Owens Corning[1]	3,925	209,555
BWX Technologies, Inc.[1]	5,450	209,117
Masco Corp.[1]	6,060	207,919
Graphic Packaging Holding Co.[1]	14,735	206,143
Huntington Ingalls Industries, Inc.	1,329	203,895
USG Corp.*,1	7,862	203,233
Garmin Ltd.[1]	4,013	193,065
Orbital ATK, Inc.[1]	2,484	189,355
SunPower Corp. — Class A*,1	20,882	186,267
Fortune Brands Home & Security, Inc.[1]	3,200	185,920
Spirit AeroSystems Holdings, Inc. — Class A*,1	3,940	175,488
United Technologies Corp.[1]	1,183	120,193
Lincoln Electric Holdings, Inc.[1]	1,846	115,597
L-3 Communications Holdings, Inc.[1]	766	115,459
Boeing Co.[1]	803	105,787
Berry Plastics Group, Inc.*,1	1,854	81,298
Armstrong World Industries, Inc.*,1	1,748	72,227
Stericycle, Inc.*,1	818	65,555
General Dynamics Corp.[1]	228	35,376
Allegion plc[1]	300	20,673
Total Industrial		7,300,027

Financial - 15.7%
Lamar Advertising Co. — Class A1	3,431	224,079
Genworth Financial, Inc. — Class A*	45,144	223,913
Mastercard, Inc. — Class A1	2,200	223,894
Assurant, Inc.[1]	2,382	219,740
PacWest Bancorp[1]	5,023	215,537
AmTrust Financial Services, Inc.[1]	7,996	214,533
East West Bancorp, Inc.[1]	5,840	214,386
Assured Guaranty Ltd.[1]	7,690	213,398
White Mountains Insurance Group Ltd.[1]	257	213,310
Mercury General Corp.[1]	3,865	211,995
AGNC Investment Corp.	10,800	211,033
Reinsurance Group of America, Inc. — Class A1	1,951	210,591
Equity Residential[1]	3,268	210,230
Popular, Inc.[1]	5,480	209,446
Everest Re Group Ltd.[1]	1,101	209,157
Starwood Property Trust, Inc.[1]	9,243	208,152
Senior Housing Properties Trust[1]	9,087	206,365
Rayonier, Inc.[1]	7,726	205,048
MFA Financial, Inc.[1]	27,358	204,638
Axis Capital Holdings Ltd.[1]	3,746	203,520
Chimera Investment Corp.[1]	12,750	203,363
Iron Mountain, Inc.[1]	5,400	202,662
Two Harbors Investment Corp.[1]	23,462	200,131
Old Republic International Corp.[1]	11,222	197,732
Host Hotels & Resorts, Inc.[1]	12,625	196,572
Corrections Corporation of America[1]	13,415	186,066
HCP, Inc.[1]	4,787	181,667
Lazard Ltd. — Class A1	4,866	176,928
Aspen Insurance Holdings Ltd.[1]	2,602	121,227
BOK Financial Corp.[1]	1,717	118,421
Hospitality Properties Trust[1]	3,913	116,294
NorthStar Realty Europe Corp.[1]	9,977	109,248
First American Financial Corp.[1]	2,644	103,856
NorthStar Realty Finance Corp.[1]	7,767	102,291
Equinix, Inc.[1]	137	49,354
Weyerhaeuser Co.[1]	1,508	48,166
Highwoods Properties, Inc.[1]	288	15,011
Validus Holdings Ltd.[1]	244	12,156
Total Financial		6,594,110

Consumer, Non-cyclical - 15.0%
Cooper Companies, Inc.[1]	1,300	233,037
ABIOMED, Inc.*,1	1,801	231,572
Edwards Lifesciences Corp.*,1	1,900	229,064
IDEXX Laboratories, Inc.*,1	1,981	223,318
Baxter International, Inc.[1]	4,679	222,720
Procter & Gamble Co.[1]	2,464	221,143
Hill-Rom Holdings, Inc.[1]	3,562	220,773
Colgate-Palmolive Co.[1]	2,961	219,529
Medtronic plc[1]	2,530	218,592
Macquarie Infrastructure Corp.[1]	2,604	216,757
Kraft Heinz Co.[1]	2,420	216,614
Mondelez International, Inc. — Class A1	4,901	215,154
Charles River Laboratories International, Inc.*,1	2,547	212,267
Church & Dwight Company, Inc.[1]	4,416	211,615
Kimberly-Clark Corp.[1]	1,672	210,906
Archer-Daniels-Midland Co.[1]	4,897	206,506
Pinnacle Foods, Inc.[1]	4,110	206,199
Align Technology, Inc.*,1	2,199	206,156
DexCom, Inc.*,1	2,305	202,056
ResMed, Inc.[1]	3,118	202,015
Bunge Ltd.[1]	3,355	198,717
Pilgrim’s Pride Corp.	9,393	198,380
Blue Buffalo Pet Products, Inc.*,1	8,321	197,707

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

West Pharmaceutical Services, Inc.[1]	2,604	$193,998
Flowers Foods, Inc.[1]	12,358	186,853
Teleflex, Inc.[1]	1,091	183,343
Automatic Data Processing, Inc.[1]	1,700	149,940
Boston Scientific Corp.*,1	6,210	147,798
Endo International plc*,1	6,566	132,306
DENTSPLY SIRONA, Inc.[1]	2,216	131,697
TreeHouse Foods, Inc.*,1	1,461	127,385
Coty, Inc. — Class A*,1	4,741	111,414
Zimmer Biomet Holdings, Inc.[1]	383	49,798
Square, Inc. — Class A*,1	632	7,369
Total Consumer, Non-cyclical		6,342,698

Technology - 10.2%
QUALCOMM, Inc.[1]	3,488	238,928
NVIDIA Corp.[1]	3,471	237,834
CommerceHub, Inc.*,1	14,417	229,375
HP, Inc.[1]	14,621	227,064
CommerceHub, Inc.*,1	14,360	226,888
Skyworks Solutions, Inc.[1]	2,964	225,679
Marvell Technology Group Ltd.[1]	16,863	223,772
Intel Corp.[1]	5,891	222,385
Cypress Semiconductor Corp.[1]	17,934	218,077
Rackspace Hosting, Inc.*,1	6,844	216,886
Xilinx, Inc.[1]	3,954	214,860
Maxim Integrated Products, Inc.[1]	5,359	213,985
Broadcom Ltd.[1]	1,238	213,579
Qorvo, Inc.*,1	3,798	211,701
Akamai Technologies, Inc.*,1	3,994	211,642
DST Systems, Inc.[1]	1,756	207,067
Applied Materials, Inc.[1]	6,377	192,266
Tableau Software, Inc. — Class A*,1	2,800	154,756
Microchip Technology, Inc.[1]	2,225	138,262
Paychex, Inc.[1]	1,500	86,805
Teradyne, Inc.[1]	3,184	68,711
ON Semiconductor Corp.*,1	4,581	56,438
Leidos Holdings, Inc.[1]	889	38,476
Jack Henry & Associates, Inc.[1]	200	17,110
Total Technology		4,292,546

Energy - 8.2%
Murphy Oil Corp.[1]	7,712	234,445
Targa Resources Corp.[1]	4,568	224,335
PBF Energy, Inc. — Class A1	9,839	222,755
First Solar, Inc.*,1	5,581	220,394
Phillips 66[1]	2,699	217,404
Marathon Oil Corp.[1]	13,690	216,439
Chevron Corp.[1]	2,087	214,794
Exxon Mobil Corp.[1]	2,434	212,440
Tesoro Corp.[1]	2,649	210,754
HollyFrontier Corp.[1]	8,575	210,088
Occidental Petroleum Corp.[1]	2,785	203,081
Valero Energy Corp.[1]	3,804	201,612
Marathon Petroleum Corp.[1]	4,945	200,718
Chesapeake Energy Corp.*,1	31,541	197,762
Kinder Morgan, Inc.[1]	8,403	194,361
Cheniere Energy, Inc.*,1	2,135	93,086
Southwestern Energy Co.*,1	6,204	85,863
SM Energy Co.[1]	1,101	42,477
Murphy USA, Inc.*,1	346	24,691
Hess Corp.[1]	458	24,558
Total Energy		3,452,057

Basic Materials - 6.3%
Freeport-McMoRan, Inc.[1]	20,263	220,056
Southern Copper Corp.	8,264	217,343
Steel Dynamics, Inc.[1]	8,601	214,939
Alcoa, Inc.[1]	21,044	213,386
Nucor Corp.[1]	4,298	212,536
United States Steel Corp.[1]	11,210	211,421
Reliance Steel & Aluminum Co.[1]	2,931	211,120
Compass Minerals International, Inc.[1]	2,855	210,414
Huntsman Corp.[1]	12,422	202,106
Newmont Mining Corp.[1]	5,103	200,497
Royal Gold, Inc.[1]	2,588	200,389
Tahoe Resources, Inc.[1]	14,552	186,702
LyondellBasell Industries N.V. — Class A1	2,237	180,436
Total Basic Materials		2,681,345

Consumer, Cyclical - 4.9%
Genuine Parts Co.[1]	2,154	216,370
World Fuel Services Corp.[1]	4,652	215,202
GameStop Corp. — Class A	7,635	210,650
LKQ Corp.*,1	5,900	209,213
Pool Corp.[1]	2,209	208,794
Gaming and Leisure Properties, Inc.[1]	6,200	207,390
Nu Skin Enterprises, Inc. — Class A	3,168	205,223
Extended Stay America, Inc.[1]	11,195	158,969
General Motors Co.[1]	4,760	151,225
The Gap, Inc.[1]	4,731	105,217
Harman International Industries, Inc.[1]	1,242	104,887
Penske Automotive Group, Inc.[1]	1,765	85,038
Total Consumer, Cyclical		2,078,178

Communications - 4.3%
Yelp, Inc. — Class A*,1	5,453	227,390
IAC/InterActiveCorp[1]	3,633	226,954
Sprint Corp.*,1	32,395	214,779
T-Mobile US, Inc.*,1	4,596	214,725
Pandora Media, Inc.*,1	14,637	209,748
Telephone & Data Systems, Inc.[1]	7,566	205,644
United States Cellular Corp.*,1	5,563	202,159
FireEye, Inc.*,1	11,856	174,639
Zillow Group, Inc. — Class A*,1	2,780	95,771
Match Group, Inc.*,1	3,222	57,319
Total Communications		1,829,128

Utilities - 3.8%
Atmos Energy Corp.[1]	2,816	209,709
Public Service Enterprise Group, Inc.[1]	5,000	209,349
NiSource, Inc.[1]	8,603	207,418
UGI Corp.[1]	4,578	207,109
Ameren Corp.[1]	4,200	206,556
National Fuel Gas Co.[1]	3,675	198,707

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

Vectren Corp.[1]	2,891	$145,128
DTE Energy Co.[1]	1,184	110,905
MDU Resources Group, Inc.[1]	2,356	59,937
Consolidated Edison, Inc.[1]	465	35,015
Total Utilities		1,589,833

Total Common Stocks
(Cost $34,850,637)		36,159,922

MUTUAL FUNDS† - 5.0%
Guggenheim Strategy Fund I2	83,518	2,087,117
Guggenheim Strategy Fund II2	577	14,386
Total Mutual Funds
(Cost $2,099,535)		2,101,503

	Face Amount

REPURCHASE AGREEMENTS††,3 - 9.4%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$2,200,310	2,200,310
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	1,747,057	1,747,057
Total Repurchase Agreements
(Cost $3,947,367)		3,947,367

Total Investments - 100.5%
(Cost $40,897,539)		$42,208,792

	Shares

COMMON STOCKS SOLD SHORT† - (34.5)%

Technology - (0.8)%
SS&C Technologies Holdings, Inc.	1,738	(55,877)
Cerner Corp.*	1,579	(97,503)
IPG Photonics Corp.*	1,232	(101,455)
Hewlett Packard Enterprise Co.	4,864	(110,656)
Total Technology		(365,491)

Basic Materials - (1.1)%
Sherwin-Williams Co.	160	(44,266)
Domtar Corp.	2,794	(103,741)
Praxair, Inc.	881	(106,451)
NewMarket Corp.	248	(106,471)
International Flavors & Fragrances, Inc.	770	(110,087)
Total Basic Materials		(471,016)

Utilities - (1.2)%
NextEra Energy, Inc.	245	(29,968)
NRG Energy, Inc.	7,904	(88,604)
Eversource Energy	1,708	(92,539)
Calpine Corp.*	8,000	(101,120)
Avangrid, Inc.	2,529	(105,662)
AES Corp.	8,243	(105,923)
Total Utilities		(523,816)

Communications - (1.9)%
DISH Network Corp. — Class A*	394	(21,583)
Thomson Reuters Corp.	1,141	(47,215)
CommScope Holding Company, Inc.*	1,750	(52,693)
Cisco Systems, Inc.	3,376	(107,087)
Comcast Corp. — Class A	1,624	(107,736)
Time Warner, Inc.	1,366	(108,747)
CDW Corp.	2,381	(108,883)
Priceline Group, Inc.*	78	(114,776)
EchoStar Corp. — Class A*	2,734	(119,831)
Total Communications		(788,551)

Industrial - (3.9)%
Zebra Technologies Corp. — Class A*	216	(15,036)
CSX Corp.	1,140	(34,770)
AECOM*	3,121	(92,787)
AMERCO	297	(96,296)
Kansas City Southern	1,109	(103,492)
Sealed Air Corp.	2,261	(103,599)
Ryder System, Inc.	1,582	(104,333)
Landstar System, Inc.	1,536	(104,571)
Old Dominion Freight Line, Inc.*	1,525	(104,630)
AMETEK, Inc.	2,204	(105,307)
Hubbell, Inc.	997	(107,417)
J.B. Hunt Transport Services, Inc.	1,338	(108,565)
Union Pacific Corp.	1,115	(108,746)
Pentair plc	1,696	(108,951)
Ball Corp.	1,331	(109,075)
Amphenol Corp. — Class A	1,712	(111,143)
Kirby Corp.*	1,924	(119,596)
Total Industrial		(1,638,314)

Energy - (5.1)%
WPX Energy, Inc.*	647	(8,534)
Newfield Exploration Co.*	942	(40,939)
Diamondback Energy, Inc.*	687	(66,323)
Gulfport Energy Corp.*	3,655	(103,254)
Weatherford International plc*	18,509	(104,021)
Energen Corp.	1,846	(106,551)
Equities Corp.	1,476	(107,187)
Schlumberger Ltd.	1,365	(107,344)
Kosmos Energy Ltd.*	16,880	(108,201)
QEP Resources, Inc.	5,553	(108,450)
Continental Resources, Inc.*	2,124	(110,363)
Halliburton Co.	2,463	(110,539)
Concho Resources, Inc.*	807	(110,841)
Helmerich & Payne, Inc.	1,708	(114,948)
Superior Energy Services, Inc.	6,435	(115,187)
National Oilwell Varco, Inc.	3,154	(115,878)
Frank’s International N.V.	9,021	(117,273)
Diamond Offshore Drilling, Inc.	6,721	(118,357)
RPC, Inc.*	7,048	(118,406)
Nabors Industries Ltd.	10,146	(123,375)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

Ensco plc — Class A	14,624	$(124,305)
Total Energy		(2,140,276)

Consumer, Cyclical - (5.7)%
Tempur Sealy International, Inc.*	846	(48,002)
Newell Brands, Inc.	920	(48,447)
Foot Locker, Inc.	749	(50,722)
Dollar General Corp.	1,170	(81,888)
Dollar Tree, Inc.*	1,133	(89,428)
Advance Auto Parts, Inc.	640	(95,437)
Harley-Davidson, Inc.	1,842	(96,871)
HD Supply Holdings, Inc.*	3,089	(98,786)
J.C. Penney Company, Inc.*	10,750	(99,115)
TJX Companies, Inc.	1,340	(100,205)
Michael Kors Holdings Ltd.*	2,149	(100,552)
Target Corp.	1,473	(101,166)
American Airlines Group, Inc.	2,770	(101,410)
Home Depot, Inc.	803	(103,330)
Hanesbrands, Inc.	4,104	(103,626)
United Continental Holdings, Inc.*	1,996	(104,730)
Spirit Airlines, Inc.*	2,501	(106,367)
Kohl’s Corp.	2,432	(106,400)
AutoNation, Inc.*	2,190	(106,675)
Macy’s, Inc.	2,889	(107,037)
Scotts Miracle-Gro Co. — Class A	1,297	(108,001)
Ross Stores, Inc.	1,708	(109,824)
Dillard’s, Inc. — Class A	1,765	(111,214)
Goodyear Tire & Rubber Co.	3,464	(111,887)
Cabela’s, Inc.*	2,140	(117,550)
Total Consumer, Cyclical		(2,408,670)

Financial - (7.0)%
Cullen/Frost Bankers, Inc.	100	(7,194)
Air Lease Corp. — Class A	3,190	(91,170)
LendingClub Corp.*	15,766	(97,434)
CBRE Group, Inc. — Class A*	3,595	(100,588)
Jones Lang LaSalle, Inc.	886	(100,818)
Discover Financial Services	1,804	(102,016)
Goldman Sachs Group, Inc.	635	(102,406)
T. Rowe Price Group, Inc.	1,544	(102,676)
Berkshire Hathaway, Inc. — Class B*	715	(103,296)
American Express Co.	1,617	(103,553)
Howard Hughes Corp.*	905	(103,623)
Bank of New York Mellon Corp.	2,601	(103,728)
Realogy Holdings Corp.	4,032	(104,268)
Ally Financial, Inc.	5,363	(104,418)
Franklin Resources, Inc.	2,940	(104,576)
Eaton Vance Corp.	2,683	(104,771)
BlackRock, Inc. — Class A	290	(105,113)
Santander Consumer USA Holdings, Inc.*	8,674	(105,476)
Navient Corp.	7,302	(105,660)
TCF Financial Corp.	7,310	(106,068)
SEI Investments Co.	2,337	(106,591)
TFS Financial Corp.	5,993	(106,735)
Citigroup, Inc.	2,260	(106,740)
M&T Bank Corp.	920	(106,812)
Capital One Financial Corp.	1,493	(107,242)
Synchrony Financial	3,856	(107,968)
Morgan Stanley	3,392	(108,748)
OneMain Holdings, Inc.*	3,589	(111,079)
E*TRADE Financial Corp.*	4,111	(119,712)
Total Financial		(2,940,479)

Consumer, Non-cyclical - (7.8)%
McKesson Corp.	78	(13,007)
Universal Health Services, Inc. — Class B	157	(19,346)
United Therapeutics Corp.*	271	(32,000)
H&R Block, Inc.	2,920	(67,598)
Bristol-Myers Squibb Co.	1,450	(78,184)
Mylan N.V.*	2,112	(80,509)
Vertex Pharmaceuticals, Inc.*	1,086	(94,710)
Akorn, Inc.*	3,491	(95,165)
ServiceMaster Global Holdings, Inc.*	2,847	(95,887)
Avis Budget Group, Inc.*	2,820	(96,472)
Celgene Corp.*	933	(97,526)
Alexion Pharmaceuticals, Inc.*	799	(97,909)
Allergan plc*	426	(98,112)
AmerisourceBergen Corp. — Class A	1,228	(99,197)
Acadia Healthcare Company, Inc.*	2,022	(100,190)
Regeneron Pharmaceuticals, Inc.*	250	(100,505)
Graham Holdings Co. — Class B	210	(101,088)
Express Scripts Holding Co.*	1,436	(101,281)
MEDNAX, Inc.*	1,537	(101,826)
Johnson & Johnson	880	(103,954)
AbbVie, Inc.	1,650	(104,066)
Pfizer, Inc.	3,080	(104,320)
VCA, Inc.*	1,492	(104,410)
Gilead Sciences, Inc.	1,324	(104,755)
Henry Schein, Inc.*	644	(104,959)
Amgen, Inc.	634	(105,758)
Eli Lilly & Co.	1,320	(105,943)
Ecolab, Inc.	872	(106,140)
Merck & Company, Inc.	1,710	(106,721)
Service Corporation International	4,023	(106,770)
Aramark	2,810	(106,864)
Biogen, Inc.*	342	(107,056)
Zoetis, Inc.	2,059	(107,089)
DaVita, Inc.*	1,668	(110,205)
Incyte Corp.*	1,206	(113,714)
Total Consumer, Non-cyclical		(3,273,236)

Total Common Stocks Sold Short
(Proceeds $14,415,607)		(14,549,849)
Total Securities Sold Short - (34.5)%
(Proceeds $14,415,607)		$(14,549,849)
Other Assets & Liabilities, net - 34.4%		14,488,548
Total Net Assets - 100.0%		$42,147,491

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
LONG SHORT EQUITY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2016.
[2]	Affiliated issuer — See Note 9.
[3]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$36,159,922	$—	$—	$36,159,922
Mutual Funds	2,101,503	—	—	2,101,503
Repurchase Agreements	—	3,947,367	—	3,947,367
Total	$38,261,425	$3,947,367	$—	$42,208,792

Investments in Securities (Liabilities)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,549,849	$—	$—	$14,549,849

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $34,850,637)	$36,159,922
Investments in affiliated issuers, at value (cost $2,099,535)	2,101,503
Repurchase agreements, at value (cost $3,947,367)	3,947,367
Total investments (cost $40,897,539)	42,208,792
Segregated cash with broker	14,494,412
Receivables:
Fund shares sold	81,806
Dividends	77,484
Interest	41
Total assets	56,862,535

Liabilities:
Securities sold short, at value (proceeds $14,415,607)	14,549,849
Overdraft due to custodian bank	40,833
Payable for:
Fund shares redeemed	34,289
Management fees	31,310
Distribution and service fees	17,657
Transfer agent and administrative fees	8,697
Portfolio accounting fees	3,479
Miscellaneous	28,930
Total liabilities	14,715,044
Commitments and contingent liabilities (Note 11)	—
Net assets	$42,147,491

Net assets consist of:
Paid in capital	$107,486,624
Accumulated net investment loss	(119,237)
Accumulated net realized loss on investments	(66,396,907)
Net unrealized appreciation on investments	1,177,011
Net assets	$42,147,491

A-Class:
Net assets	$7,135,202
Capital shares outstanding	458,531
Net asset value per share	$15.56
Maximum offering price per share (Net asset value divided by 95.25%)	$16.34

C-Class:
Net assets	$14,719,750
Capital shares outstanding	1,055,882
Net asset value per share	$13.94

P-Class:
Net assets	$19,356,291
Capital shares outstanding	1,239,883
Net asset value per share	$15.61

Institutional Class:
Net assets	$936,248
Capital shares outstanding	59,109
Net asset value per share	$15.84

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $129)	$458,815
Dividends from securities of affiliated issuers	17,335
Interest	4,180
Total investment income	480,330

Expenses:
Management fees	209,702
Transfer agent and administrative fees	58,251
Distribution and service fees:
A-Class	11,278
C-Class	78,897
P-Class	26,243
Portfolio accounting fees	23,300
Short sales dividend expense	130,237
Prime broker interest expense	21,735
Custodian fees	2,743
Trustees’ fees*	2,073
Miscellaneous	35,108
Total expenses	599,567
Net investment loss	(119,237)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,370,253
Futures contracts	(97,858)
Securities sold short	(494,328)
Net realized gain	1,778,067
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	440,301
Investments in affiliated issuers	12,783
Securities sold short	(1,172,691)
Futures contracts	(5,937)
Net change in unrealized appreciation (depreciation)	(725,544)
Net realized and unrealized gain	1,052,523
Net increase in net assets resulting from operations	$933,286

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(119,237)	$(483,912)
Net realized gain (loss) on investments	1,778,067	(1,957,832)
Net change in unrealized appreciation (depreciation) on investments	(725,544)	(644,249)
Net increase (decrease) in net assets resulting from operations	933,286	(3,085,993)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,054,716	11,165,376
C-Class	84,244	909,384
P-Class	1,631,449	16,740,494 *
Institutional Class	2,393,963	305,681
Cost of shares redeemed
A-Class	(4,929,343)	(5,781,828)
C-Class	(2,390,075)	(2,910,089)
P-Class	(6,191,138)	(12,054,766)*
Institutional Class	(2,004,507)	(60,140)
Net increase (decrease) from capital share transactions	(10,350,691)	8,314,112
Net increase (decrease) in net assets	(9,417,405)	5,228,119

Net assets:
Beginning of period	51,564,896	46,336,777
End of period	$42,147,491	$51,564,896
Accumulated net investment loss at end of period	$(119,237)	$—

Capital share activity:
Shares sold
A-Class	68,306	702,460
C-Class	6,093	63,821
P-Class	105,026	1,069,799 *
Institutional Class	150,932	19,194
Shares redeemed
A-Class	(317,782)	(369,701)
C-Class	(171,832)	(205,085)
P-Class	(398,863)	(771,059)*
Institutional Class	(125,718)	(3,751)
Net increase (decrease) in shares	(683,838)	505,678

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$15.26	$16.16	$15.07	$13.48	$13.28	$14.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.10)	(.06)	(.13)	(.05)	.03
Net gain (loss) on investments (realized and unrealized)	.32	(.80)	1.15	1.72	.30	(1.03)
Total from investment operations	.30	(.90)	1.09	1.59	.25	(1.00)
Less distributions from:
Net investment income	—	—	—	—	(.05)	—
Total distributions	—	—	—	—	(.05)	—
Net asset value, end of period	$15.56	$15.26	$16.16	$15.07	$13.48	$13.28

Total Return[c]	1.97%	(5.57%)	7.23%	11.80%	1.89%	(7.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,135	$10,803	$6,063	$7,552	$13,106	$16,510
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.66%)	(0.42%)	(0.91%)	(0.35%)	0.21%
Total expenses[d,g]	2.33%	2.53%	2.17%	2.34%	1.92%	1.66%
Portfolio turnover rate	109%	224%	331%	256%	183%	190%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$13.72	$14.64	$13.76	$12.40	$12.31	$13.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.21)	(.16)	(.24)	(.14)	(.07)
Net gain (loss) on investments (realized and unrealized)	.29	(.71)	1.04	1.60	.28	(.95)
Total from investment operations	.22	(.92)	.88	1.36	.14	(1.02)
Less distributions from:
Net investment income	—	—	—	—	(.05)	—
Total distributions	—	—	—	—	(.05)	—
Net asset value, end of period	$13.94	$13.72	$14.64	$13.76	$12.40	$12.31

Total Return[c]	1.60%	(6.28%)	6.40%	10.97%	1.14%	(7.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,720	$16,760	$19,952	$22,354	$23,554	$32,503
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.45%)	(1.16%)	(1.79%)	(1.12%)	(0.54%)
Total expenses[d,g]	3.06%	3.24%	2.92%	3.11%	2.69%	2.41%
Portfolio turnover rate	109%	224%	331%	256%	183%	190%

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$15.31	$16.21	$15.12	$13.53	$13.33	$14.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.11)	(.07)	(.16)	(.04)	.03
Net gain (loss) on investments (realized and unrealized)	.32	(.79)	1.16	1.75	.29	(1.02)
Total from investment operations	.30	(.90)	1.09	1.59	.25	(.99)
Less distributions from:
Net investment income	—	—	—	—	(.05)	—
Total distributions	—	—	—	—	(.05)	—
Net asset value, end of period	$15.61	$15.31	$16.21	$15.12	$13.53	$13.33

Total Return[c]	1.96%	(5.55%)	7.21%	11.75%	1.88%	(6.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,356	$23,477	$20,020	$29,287	$26,257	$54,589
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.67%)	(0.43%)	(1.07%)	(0.29%)	0.20%
Total expenses[d,g]	2.31%	2.50%	2.17%	2.36%	1.88%	1.66%
Portfolio turnover rate	109%	224%	331%	256%	183%	190%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Period Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$15.50	$16.38	$15.24	$13.60	$13.33	$12.39
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	(.05)	(—)[f]	(.12)	(.02)	.06
Net gain (loss) on investments (realized and unrealized)	.34	(.83)	1.14	1.76	.31	.88
Total from investment operations	.34	(.88)	1.14	1.64	.29	.94
Less distributions from:
Net investment income	—	—	—	—	(.02)	—
Total distributions	—	—	—	—	(.02)	—
Net asset value, end of period	$15.84	$15.50	$16.38	$15.24	$13.60	$13.33

Total Return[c]	2.19%	(5.37%)	7.48%	12.06%	2.15%	7.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$936	$525	$302	$12	$11	$11
Ratios to average net assets:
Net investment income (loss)	0.01%	(0.29%)	(0.01%)	(0.82%)	(0.17%)	1.29%
Total expenses[d,g]	2.04%	2.27%	1.95%	2.11%	1.72%	1.36%
Portfolio turnover rate	109%	224%	331%	256%	183%	190%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Net investment income is less than $0.01 per share.
[g]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the years or periods would be:

	09/30/16	03/31/16	03/31/15	03/31/14	03/28/13	03/31/12
A-Class	1.67%	1.66%	1.66%	1.68%	1.65%	1.66%
C-Class	2.41%	2.41%	2.41%	2.42%	2.40%	2.41%
P-Class	1.67%	1.66%	1.66%	1.67%	1.65%	1.66%
Institutional Class	1.42%	1.41%	1.40%	1.42%	1.41%	N/A

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 12.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

OBJECTIVE: Seeks to achieve capital growth.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Institutional Class	June 30, 2010
A-Class	June 30, 2010
C-Class	June 30, 2010
P-Class	June 30, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	37.3%
Guggenheim Strategy Fund I	37.0%
iShares iBoxx $ High Yield Corporate Bond ETF	0.9%
Total	75.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 0.0%

Communications - 0.0%
Tribune Media Co. — Class A	14	$511
Gannett Company, Inc.	18	210
Total Communications		721

Financial - 0.0%
American Capital Ltd.*	33	558

Energy - 0.0%
Whiting Petroleum Corp.*	38	332

Industrial - 0.0%
Hornbeck Offshore Services, Inc.*	6	33

Total Common Stocks
(Cost $1,453)		1,644

EXCHANGE-TRADED FUNDS† - 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	700	61,082
Total Exchange-Traded Funds
(Cost $60,823)		61,082

MUTUAL FUNDS† - 74.2%
Guggenheim Strategy Fund II1	107,991	2,693,287
Guggenheim Strategy Fund I1	106,881	2,670,956
Total Mutual Funds
(Cost $5,349,196)		5,364,243

	Face Amount

REPURCHASE AGREEMENTS††,2 - 20.3%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$816,671	816,671
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	648,441	648,441
Total Repurchase Agreements
(Cost $1,465,112)		1,465,112

Total Investments - 95.4%
(Cost $6,876,584)		$6,892,081
Other Assets & Liabilities, net - 4.6%		334,149
Total Net Assets - 100.0%		$7,226,230

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $4,496,945)	37	$20,398

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse International, LLC November 2016, Credit Suisse Merger Arbitrage Liquid Index Swap 1.61%[3], Terminating 11/17/16 (Notional Value $1,405,585)	1,276	$3,356

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.27 Index	Goldman Sachs International	ICE	5.00%	12/20/21	$2,000,000	$(2,088,700)	$67,586	$21,114
CDX.NA.HY.27 Index	Barclays Bank plc	ICE	5.00%	12/20/21	3,600,000	(3,759,660)	121,654	38,006
							$189,240	$59,120

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/- financing at a variable rate. Rate indicated is rate effective September 30, 2016.
ICE — Intercontinental Exchange
CDX.NA.HY.27 Index — Credit Default Swap High Yield Series 27 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,644	$—	$—	$—	$—	$1,644
Credit Default Swaps	—	—	—	59,120	—	59,120
Equity Index Swap Agreements	—	—	—	3,356	—	3,356
Exchange-Traded Funds	61,082	—	—	—	—	61,082
Interest Rate Futures Contracts	—	20,398	—	—	—	20,398
Mutual Funds	5,364,243	—	—	—	—	5,364,243
Repurchase Agreements	—	—	1,465,112	—	—	1,465,112
Total	$5,426,969	$20,398	$1,465,112	$62,476	$—	$6,974,955

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $62,276)	$62,726
Investments in affiliated issuers, at value (cost $5,349,196)	5,364,243
Repurchase agreements, at value (cost $1,465,112)	1,465,112
Total investments (cost $6,876,584)	6,892,081
Unamortized upfront premiums paid on credit default swaps	189,240
Segregated cash with broker	124,252
Unrealized appreciation on swap agreements	62,476
Receivables:
Dividends	8,275
Foreign taxes reclaim	21
Interest	8,571
Investment adviser	753
Total assets	7,285,669

Liabilities:
Payable for:
Fund shares redeemed	27,396
Securities purchased	8,736
Variation margin	6,937
Licensing fees	6,491
Management fees	5,339
Transfer agent and administrative fees	1,483
Distribution and service fees	1,047
Portfolio accounting fees	593
Miscellaneous	1,417
Total liabilities	59,439
Commitments and contingent liabilities (Note 11)	—
Net assets	$7,226,230

Net assets consist of:
Paid in capital	$7,594,709
Undistributed net investment income	258,245
Accumulated net realized loss on investments	(725,095)
Net unrealized appreciation on investments	98,371
Net assets	$7,226,230

A-Class:
Net assets	$925,918
Capital shares outstanding	34,355
Net asset value per share	$26.95
Maximum offering price per share (Net asset value divided by 95.25%)	$28.29

C-Class:
Net assets	$629,409
Capital shares outstanding	24,628
Net asset value per share	$25.56

P-Class:
Net assets	$1,453,934
Capital shares outstanding	53,948
Net asset value per share	$26.95

Institutional Class:
Net assets	$4,216,969
Capital shares outstanding	153,820
Net asset value per share	$27.41

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$48,612
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $122)	13,613
Interest	1,979
Total investment income	64,204

Expenses:
Management fees	33,786
Transfer agent and administrative fees	9,385
Distribution and service fees:
A-Class	1,127
C-Class	4,104
P-Class	1,917
Portfolio accounting fees	3,754
Licensing fees	13,139
Custodian fees	464
Trustees’ fees*	319
Line of credit fees	21
Miscellaneous	5,468
Total expenses	73,484
Less:
Expenses waived by Adviser	(4,361)
Net expenses	69,123
Net investment loss	(4,919)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(24,918)
Investments in affiliated issuers	(2,419)
Swap agreements	217,975
Futures contracts	110,414
Net realized gain	301,052
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	88,530
Investments in affiliated issuers	44,964
Swap agreements	(71,286)
Futures contracts	(19,269)
Net change in unrealized appreciation (depreciation)	42,939
Net realized and unrealized gain	343,991
Net increase in net assets resulting from operations	$339,072

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,919)	$11,992
Net realized gain (loss) on investments	301,052	(141,050)
Net change in unrealized appreciation (depreciation) on investments	42,939	(166,643)
Net increase (decrease) in net assets resulting from operations	339,072	(295,701)

Distributions to shareholders from:
Net investment income
A-Class	—	(12,552)
C-Class	—	(14,515)
P-Class	—	(34,475)*
Institutional Class	—	(60,688)
Total distributions to shareholders	—	(122,230)

Capital share transactions:
Proceeds from sale of shares
A-Class	195,127	271,562
C-Class	51,666	18,599
P-Class	198,204	592,653 *
Institutional Class	85,328	2,069,459
Distributions reinvested
A-Class	—	11,362
C-Class	—	14,503
P-Class	—	33,768 *
Institutional Class	—	60,495
Cost of shares redeemed
A-Class	(237,721)	(682,794)
C-Class	(333,979)	(331,230)
P-Class	(479,045)	(2,108,872)*
Institutional Class	(354,340)	(1,434,110)
Net decrease from capital share transactions	(874,760)	(1,484,605)
Net decrease in net assets	(535,688)	(1,902,536)

Net assets:
Beginning of period	7,761,918	9,664,454
End of period	$7,226,230	$7,761,918
Undistributed net investment income at end of period	$258,245	$263,164

Capital share activity:
Shares sold
A-Class	7,374	10,542
C-Class	2,046	741
P-Class	7,544	22,446 *
Institutional Class	3,190	78,280
Shares issued from reinvestment of distributions
A-Class	—	455
C-Class	—	609
P-Class	—	1,353 *
Institutional Class	—	2,387
Shares redeemed
A-Class	(9,011)	(26,123)
C-Class	(13,270)	(13,297)
P-Class	(18,280)	(82,826)*
Institutional Class	(13,223)	(54,656)
Net decrease in shares	(33,630)	(60,089)

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 – See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$25.76	$26.82	$28.42	$27.56	$25.37	$26.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.03	(.31)	(.49)	(.21)	(.37)
Net gain (loss) on investments (realized and unrealized)	1.22	(.72)	(.09)	3.09	2.40	(.36)
Total from investment operations	1.19	(.69)	(.40)	2.60	2.19	(.73)
Less distributions from:
Net investment income	—	(.37)	(.06)	—	—	—
Net realized gains	—	—	(1.14)	(1.74)	—	(.76)
Total distributions	—	(.37)	(1.20)	(1.74)	—	(.76)
Net asset value, end of period	$26.95	$25.76	$26.82	$28.42	$27.56	$25.37

Total Return[c]	4.66%	(2.52%)	(1.18%)	9.58%	8.63%	(2.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$926	$927	$1,371	$4,303	$2,080	$2,595
Ratios to average net assets:
Net investment income (loss)	(0.19%)	0.11%	(1.10%)	(1.73%)	(0.80%)	(1.43%)
Total expenses[d]	2.01%	2.00%	2.01%	2.02%	2.03%	1.93%
Net expenses[e]	1.90%	1.90%	1.90%	1.90%	1.91%	1.85%
Portfolio turnover rate	29%	32%	107%	161%	228%	513%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$24.52	$25.74	$27.53	$26.95	$24.99	$26.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.16)	(.45)	(.67)	(.43)	(.52)
Net gain (loss) on investments (realized and unrealized)	1.16	(.69)	(.14)	2.99	2.39	(.40)
Total from investment operations	1.04	(.85)	(.59)	2.32	1.96	(.92)
Less distributions from:
Net investment income	—	(.37)	(.06)	—	—	—
Net realized gains	—	—	(1.14)	(1.74)	—	(.76)
Total distributions	—	(.37)	(1.20)	(1.74)	—	(.76)
Net asset value, end of period	$25.56	$24.52	$25.74	$27.53	$26.95	$24.99

Total Return[c]	4.24%	(3.25%)	(1.92%)	8.74%	7.89%	(3.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$629	$879	$1,230	$1,253	$1,038	$1,022
Ratios to average net assets:
Net investment income (loss)	(0.93%)	(0.64%)	(1.68%)	(2.45%)	(1.67%)	(2.04%)
Total expenses[d]	2.76%	2.75%	2.75%	2.77%	2.79%	2.66%
Net expenses[e]	2.64%	2.65%	2.65%	2.65%	2.66%	2.60%
Portfolio turnover rate	29%	32%	107%	161%	228%	513%

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$25.76	$26.82	$28.42	$27.57	$25.37	$26.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.02	(.29)	(.49)	(.23)	(.34)
Net gain (loss) on investments (realized and unrealized)	1.21	(.71)	(.11)	3.08	2.43	(.39)
Total from investment operations	1.19	(.69)	(.40)	2.59	2.20	(.73)
Less distributions from:
Net investment income	—	(.37)	(.06)	—	—	—
Net realized gains	—	—	(1.14)	(1.74)	—	(.76)
Total distributions	—	(.37)	(1.20)	(1.74)	—	(.76)
Net asset value, end of period	$26.95	$25.76	$26.82	$28.42	$27.57	$25.37

Total Return[c]	4.66%	(2.52%)	(1.18%)	9.54%	8.67%	(2.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,454	$1,667	$3,318	$6,809	$6,134	$6,183
Ratios to average net assets:
Net investment income (loss)	(0.18%)	0.09%	(1.05%)	(1.72%)	(0.88%)	(1.33%)
Total expenses[d]	2.01%	2.00%	2.01%	2.02%	2.03%	1.91%
Net expenses[e]	1.90%	1.90%	1.90%	1.90%	1.91%	1.85%
Portfolio turnover rate	29%	32%	107%	161%	228%	513%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012
Per Share Data
Net asset value, beginning of period	$26.18	$27.17	$28.71	$27.76	$25.49	$26.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.10	(.16)	(.42)	(.19)	(.23)
Net gain (loss) on investments (realized and unrealized)	1.22	(.72)	(.18)	3.11	2.46	(.43)
Total from investment operations	1.23	(.62)	(.34)	2.69	2.27	(.66)
Less distributions from:
Net investment income	—	(.37)	(.06)	—	—	—
Net realized gains	—	—	(1.14)	(1.74)	—	(.76)
Total distributions	—	(.37)	(1.20)	(1.74)	—	(.76)
Net asset value, end of period	$27.41	$26.18	$27.17	$28.71	$27.76	$25.49

Total Return[c]	4.74%	(2.23%)	(0.96%)	9.84%	8.91%	(2.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,217	$4,289	$3,746	$975	$891	$329
Ratios to average net assets:
Net investment income (loss)	0.05%	0.37%	(0.57%)	(1.46%)	(0.70%)	(0.90%)
Total expenses[d]	1.76%	1.75%	1.75%	1.77%	1.80%	1.61%
Net expenses[e]	1.65%	1.65%	1.65%	1.65%	1.67%	1.58%
Portfolio turnover rate	29%	32%	107%	161%	228%	513%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
*	H-Class shares redesignated as P-Class shares effective following close of business on April 30, 2015 — See Note 12.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Alibaba Group Holding Ltd. ADR	6.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6.4%
China Mobile Ltd. ADR	3.8%
Baidu, Inc. ADR	2.8%
Itau Unibanco Holding S.A. ADR	1.8%
Infosys Ltd. ADR	1.8%
HDFC Bank Ltd. ADR	1.7%
Ambev S.A. ADR	1.5%
Banco Bradesco S.A. ADR	1.4%
JD.com, Inc. ADR	1.4%
Top Ten Total	29.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

COUNTRY DIVERSIFICATION

At September 30, 2016, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
China	34%	$3,796,211
Brazil	17%	1,860,425
Taiwan, Province of China	15%	1,601,613
India	9%	988,814
Republic of Korea	8%	843,616
Cayman Islands	7%	768,576
Mexico	5%	564,505
Other	5%	561,596
Total Common Stocks	100%	$10,985,356

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 50.2%

Communications - 20.9%
Alibaba Group Holding Ltd. ADR*	12,960	$1,371,039
China Mobile Ltd. ADR	12,707	781,735
Baidu, Inc. ADR*	3,124	568,787
JD.com, Inc. ADR*	11,065	288,686
Ctrip.com International Ltd. ADR*	4,363	203,185
Telekomunikasi Indonesia Persero Tbk PT ADR	2,850	188,328
Chunghwa Telecom Company Ltd. ADR	4,387	153,677
America Movil SAB de CV — Class L ADR	13,216	151,191
Grupo Televisa SAB ADR	5,644	144,994
SK Telecom Company Ltd. ADR	4,109	92,863
China Unicom Hong Kong Ltd. ADR	6,899	84,030
China Telecom Corporation Ltd. ADR	1,602	81,766
Vipshop Holdings Ltd. ADR*	4,796	70,357
Telefonica Brasil S.A. ADR	4,780	69,167
Mobile TeleSystems PJSC ADR	5,962	45,490
Total Communications		4,295,295

Technology - 10.1%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	43,082	1,317,879
Infosys Ltd. ADR	23,045	363,650
NetEase, Inc. ADR	857	206,348
Advanced Semiconductor Engineering, Inc. ADR	13,412	79,265
Wipro Ltd. ADR	6,733	65,377
United Microelectronics Corp. ADR	27,455	50,792
Total Technology		2,083,311

Financial - 6.7%
HDFC Bank Ltd. ADR	4,785	343,994
Banco Bradesco S.A. ADR	32,083	290,993
China Life Insurance Company Ltd. ADR	17,175	224,649
Shinhan Financial Group Company Ltd. ADR	5,473	199,436
KB Financial Group, Inc. ADR	4,459	152,542
ICICI Bank Ltd. ADR	16,407	122,560
Bancolombia S.A. ADR	1,304	50,908
Total Financial		1,385,082

Energy - 5.1%
CNOOC Ltd. ADR	1,855	234,639
China Petroleum & Chemical Corp. ADR	2,944	217,414
PetroChina Company Ltd. ADR	2,435	162,658
Petroleo Brasileiro S.A. ADR*	17,178	160,271
Sasol Ltd. ADR	5,858	160,041
Ultrapar Participacoes S.A. ADR	4,890	107,042
Total Energy		1,042,065

Consumer, Non-cyclical - 3.1%
Ambev S.A. ADR	50,769	309,183
Fomento Economico Mexicano SAB de CV ADR	1,521	139,993
BRF S.A. ADR	7,008	119,556
New Oriental Education & Technology Group, Inc. ADR*	1,499	69,494
Total Consumer, Non-cyclical		638,226

Basic Materials - 1.9%
POSCO ADR	3,703	189,149
Vale S.A. ADR	14,851	81,681
AngloGold Ashanti Ltd. ADR*	4,710	74,983
Gold Fields Ltd. ADR	8,628	41,846
Total Basic Materials		387,659

Utilities - 1.0%
Korea Electric Power Corp. ADR	5,927	144,500
CPFL Energia S.A. ADR	3,759	55,633
Total Utilities		200,133

Industrial - 0.9%
Cemex SAB de CV ADR*	16,162	128,327
LG Display Company Ltd. ADR	5,120	65,126
Total Industrial		193,453

Consumer, Cyclical - 0.5%
Tata Motors Ltd. ADR	2,332	93,233

Total Common Stocks
(Cost $9,337,444)		10,318,457

PREFERRED STOCKS† - 3.2%
Financial - 1.7%
Itau Unibanco Holding S.A. ADR	33,259	363,853

Energy - 1.0%
Petroleo Brasileiro S.A. ADR*	23,597	196,091

Basic Materials - 0.5%
Vale S.A. ADR	22,708	106,955
Total Preferred Stocks
(Cost $569,339)		666,899

	Face Amount

REPURCHASE AGREEMENTS††,1 - 46.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[2]	$5,568,615	5,568,615
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	3,880,272	3,880,272
Total Repurchase Agreements
(Cost $9,448,887)		9,448,887

Total Investments - 99.4%
(Cost $19,355,670)		$20,434,243
Other Assets & Liabilities, net - 0.6%		121,282
Total Net Assets - 100.0%		$20,555,525

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
EMERGING MARKETS 2x STRATEGY FUND

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $1,139,625)	25	$17,206

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2016 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 1.00%[3], Terminating 10/26/16 (Notional Value $9,463,073)	4,275	$35,596
BNP Paribas November 2016 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 0.78%[3], Terminating 11/01/16 (Notional Value $19,562,733)	8,838	22,828
(Total Notional Value $29,025,806)		$58,424

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$10,318,457	$—	$—	$—	$—	$10,318,457
Equity Futures Contracts	—	17,206	—	—	—	17,206
Equity Index Swap Agreements	—	—	—	58,424	—	58,424
Preferred Stocks	666,899	—	—	—	—	666,899
Repurchase Agreements	—	—	9,448,887	—	—	9,448,887
Total	$10,985,356	$17,206	$9,448,887	$58,424	$—	$20,509,873

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $9,906,783)	$10,985,356
Repurchase agreements, at value (cost $9,448,887)	9,448,887
Total investments (cost $19,355,670)	20,434,243
Unrealized appreciation on swap agreements	58,424
Segregated cash with broker	22,000
Cash	885
Receivables:
Swap settlement	6,048
Variation margin	2,187
Fund shares sold	202,675
Dividends	38,789
Interest	97
Total assets	20,765,348

Liabilities:
Payable for:
Fund shares redeemed	167,477
Management fees	19,955
Distribution and service fees	5,867
Transfer agent and administrative fees	5,543
Portfolio accounting fees	3,326
Miscellaneous	7,655
Total liabilities	209,823
Commitments and contingent liabilities (Note 11)	—
Net assets	$20,555,525

Net assets consist of:
Paid in capital	$32,366,337
Accumulated net investment loss	(100,083)
Accumulated net realized loss on investments	(12,864,932)
Net unrealized appreciation on investments	1,154,203
Net assets	$20,555,525

A-Class:
Net assets	$716,217
Capital shares outstanding	12,892
Net asset value per share	$55.56
Maximum offering price per share (Net asset value divided by 95.25%)	$58.33

C-Class:
Net assets	$426,971
Capital shares outstanding	7,930
Net asset value per share	$53.84

H-Class:
Net assets	$19,412,337
Capital shares outstanding	349,078
Net asset value per share	$55.61

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $3,809)	$87,173
Interest	9,873
Total investment income	97,046

Expenses:
Management fees	82,533
Transfer agent and administrative fees	22,927
Distribution and service fees:
A-Class	1,071
C-Class	2,148
H-Class	21,320
Portfolio accounting fees	13,756
Custodian fees	1,082
Trustees’ fees*	755
Line of credit fees	110
Miscellaneous	17,528
Total expenses	163,230
Net investment loss	(66,184)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	292,282
Swap agreements	2,109,899
Futures contracts	271,862
Net realized gain	2,674,043
Net change in unrealized appreciation (depreciation) on:
Investments	93,766
Swap agreements	(312,533)
Futures contracts	(17,226)
Net change in unrealized appreciation (depreciation)	(235,993)
Net realized and unrealized gain	2,438,050
Net increase in net assets resulting from operations	$2,371,866

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(66,184)	$(78,148)
Net realized gain (loss) on investments	2,674,043	(4,039,656)
Net change in unrealized appreciation (depreciation) on investments	(235,993)	1,263,242
Net increase (decrease) in net assets resulting from operations	2,371,866	(2,854,562)

Distributions to shareholders from:
Net investment income
A-Class	—	(12,572)
C-Class	—	(4,644)
H-Class	—	(35,994)
Total distributions to shareholders	—	(53,210)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,623,942	43,678,611
C-Class	4,230,479	20,590,651
H-Class	313,816,159	334,036,652
Distributions reinvested
A-Class	—	12,352
C-Class	—	4,644
H-Class	—	35,584
Cost of shares redeemed
A-Class	(8,834,922)	(40,616,785)
C-Class	(4,147,161)	(21,571,134)
H-Class	(310,002,748)	(319,569,790)
Net increase from capital share transactions	685,749	16,600,785
Net increase in net assets	3,057,615	13,693,013

Net assets:
Beginning of period	17,497,910	3,804,897
End of period	$20,555,525	$17,497,910
Accumulated net investment loss at end of period	$(100,083)	$(33,899)

Capital share activity:
Shares sold
A-Class	120,948	896,183
C-Class	84,873	401,507
H-Class	6,778,081	6,540,164
Shares issued from reinvestment of distributions
A-Class	—	288
C-Class	—	111
H-Class	—	830
Shares redeemed
A-Class	(197,096)	(813,738)
C-Class	(83,176)	(417,067)
H-Class	(6,724,210)	(6,281,031)
Net increase (decrease) in shares	(20,580)	327,247

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$44.79	$60.50	$66.27	$73.59	$87.40	$134.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.23)	(.37)	(.54)	(.35)	(—)[c]
Net gain (loss) on investments (realized and unrealized)	10.97	(14.83)	(5.40)	(6.78)	(13.46)	(41.76)
Total from investment operations	10.77	(15.06)	(5.77)	(7.32)	(13.81)	(41.76)
Less distributions from:
Net investment income	—	(.65)	—	—	—	—
Net realized gains	—	—	—	—	—	(5.60)
Total distributions	—	(.65)	—	—	—	(5.60)
Net asset value, end of period	$55.56	$44.79	$60.50	$66.27	$73.59	$87.40

Total Return[d]	24.02%	(24.84%)	(8.72%)	(9.96%)	(15.79%)	(30.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$716	$3,988	$382	$744	$106	$363
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(0.48%)	(0.53%)	(0.82%)	(0.51%)	(0.01%)
Total expenses	1.76%	1.75%	1.75%	1.81%	1.88%	1.77%
Net expenses	1.76%	1.75%	1.75%	1.76%[f]	1.75%[f]	1.69%[f]
Portfolio turnover rate	1,482%	2,874%	1,085%	1,412%	730%	883%

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$43.56	$59.37	$65.46	$72.92	$87.31	$134.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.30)	(.74)	(.73)	(1.04)	(1.25)	(.90)
Net gain (loss) on investments (realized and unrealized)	10.58	(14.42)	(5.36)	(6.42)	(13.14)	(40.32)
Total from investment operations	10.28	(15.16)	(6.09)	(7.46)	(14.39)	(41.22)
Less distributions from:
Net investment income	—	(.65)	—	—	—	—
Net realized gains	—	—	—	—	—	(5.60)
Total distributions	—	(.65)	—	—	—	(5.60)
Net asset value, end of period	$53.84	$43.56	$59.37	$65.46	$72.92	$87.31

Total Return[d]	23.58%	(25.48%)	(9.32%)	(10.21%)	(16.49%)	(29.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$427	$271	$1,287	$409	$108	$62
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.49%)	(0.99%)	(1.73%)	(1.61%)	(0.87%)
Total expenses	2.48%	2.46%	2.48%	2.66%	2.59%	2.54%
Net expenses	2.48%	2.46%	2.48%	2.61%[f]	2.46%[f]	2.46%[f]
Portfolio turnover rate	1,482%	2,874%	1,085%	1,412%	730%	883%

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$44.84	$60.61	$66.37	$73.87	$87.74	$134.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.41)	.20	(.34)	(.35)	(.35)
Net gain (loss) on investments (realized and unrealized)	10.94	(14.71)	(5.96)	(7.16)	(13.52)	(41.00)
Total from investment operations	10.77	(15.12)	(5.76)	(7.50)	(13.87)	(41.35)
Less distributions from:
Net investment income	—	(.65)	—	—	—	—
Net realized gains	—	—	—	—	—	(5.60)
Total distributions	—	(.65)	—	—	—	(5.60)
Net asset value, end of period	$55.61	$44.84	$60.61	$66.37	$73.87	$87.74

Total Return[d]	24.02%	(24.88%)	(8.71%)	(10.19%)	(15.78%)	(29.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,412	$13,238	$2,136	$4,719	$2,087	$4,713
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.76%)	0.25%	(0.51%)	(0.49%)	(0.37%)
Total expenses	1.76%	1.74%	1.75%	1.80%	1.83%	1.77%
Net expenses	1.76%	1.74%	1.75%	1.74%[f]	1.69%[f]	1.69%[f]
Portfolio turnover rate	1,482%	2,874%	1,085%	1,412%	730%	883%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Reverse share split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014.
[f]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 98.8%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[2]	$836,123	$836,123
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	614,967	614,967
Total Repurchase Agreements
(Cost $1,451,090)		1,451,090

Total Investments - 98.8%
(Cost $1,451,090)		$1,451,090
Other Assets & Liabilities, net - 1.2%		18,363
Total Net Assets - 100.0%		$1,469,453

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2016 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 0.00%[3], Terminating 10/26/16 (Notional Value $1,077,861)	487	$14,181
BNP Paribas November 2016 Bank of New York Mellon Emerging Markets 50 ADR Index Swap (0.12)%[3], Terminating 11/01/16 (Notional Value $1,851,462)	836	(2,232)
(Total Notional Value $2,929,323)		$11,949

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$14,181	$—	$14,181
Repurchase Agreements	—	—	1,451,090	—	—	1,451,090
Total	$—	$—	$1,451,090	$14,181	$—	$1,465,271

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$2,232	$—	$2,232

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Repurchase agreements, at value (cost $1,451,090)	$1,451,090
Unrealized appreciation on swap agreements	14,181
Segregated cash with broker	2,000
Receivables:
Swap settlement	40,602
Variation margin	679
Fund shares sold	152,611
Interest	15
Total assets	1,661,178

Liabilities:
Unrealized depreciation on swap agreements	2,232
Overdraft due to custodian bank	940
Payable for:
Fund shares redeemed	188,692
Management fees	1,307
Distribution and service fees	498
Transfer agent and administrative fees	363
Portfolio accounting fees	218
Miscellaneous	(2,525)
Total liabilities	191,725
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,469,453

Net assets consist of:
Paid in capital	$18,704,067
Accumulated net investment loss	(129,696)
Accumulated net realized loss on investments	(17,116,867)
Net unrealized appreciation on investments	11,949
Net assets	$1,469,453

A-Class:
Net assets	$252,271
Capital shares outstanding*	3,388
Net asset value per share*	$74.46
Maximum offering price per share (Net asset value divided by 95.25%)*	$78.17

C-Class:
Net assets	$180,767
Capital shares outstanding*	2,389
Net asset value per share*	$75.67

H-Class:
Net assets	$1,036,415
Capital shares outstanding*	14,024
Net asset value per share*	$73.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$6,106
Total investment income	6,106

Expenses:
Management fees	21,856
Transfer agent and administrative fees	6,072
Distribution and service fees:
A-Class	1,182
C-Class	2,323
H-Class	4,311
Portfolio accounting fees	3,644
Registration fees	4,761
Professional fees	2,857
Pricing service expense	2,374
Trustees’ fees**	389
Custodian fees	280
Miscellaneous	(5,691)
Total expenses	44,358
Net investment loss	(38,252)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	141,845
Futures contracts	15,127
Net realized gain	156,972
Net change in unrealized appreciation (depreciation) on:
Swap agreements	55,996
Futures contracts	(140)
Net change in unrealized appreciation (depreciation)	55,856
Net realized and unrealized gain	212,828
Net increase in net assets resulting from operations	$174,576

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:6 reverse share split effective October 31, 2016 — See Note 13.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(38,252)	$(314,989)
Net realized gain (loss) on investments	156,972	(5,074,320)
Net change in unrealized appreciation (depreciation) on investments	55,856	538,806
Net increase (decrease) in net assets resulting from operations	174,576	(4,850,503)

Capital share transactions:
Proceeds from sale of shares
A-Class	12,248,199	6,224,104
C-Class	2,987,739	26,363,997
H-Class	73,314,720	537,108,862
Cost of shares redeemed
A-Class	(12,018,813)	(5,365,150)
C-Class	(3,043,303)	(26,282,809)
H-Class	(99,348,859)	(529,298,402)
Net increase (decrease) from capital share transactions	(25,860,317)	8,750,602
Net increase (decrease) in net assets	(25,685,741)	3,900,099

Net assets:
Beginning of period	27,155,194	23,255,095
End of period	$1,469,453	$27,155,194
Accumulated net investment loss at end of period	$(129,696)	$(91,444)

Capital share activity:*
Shares sold
A-Class	115,711	55,718
C-Class	35,233	232,722
H-Class	793,248	4,499,527
Shares redeemed
A-Class	(116,719)	(51,934)
C-Class	(36,421)	(230,126)
H-Class	(1,039,260)	(4,468,573)
Net increase (decrease) in shares	(248,208)	37,334

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 1:6 reverse share split effective October 31, 2016 — See Note 13.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$101.83	$101.26	$110.02	$115.35	$115.71	$126.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.78)	(1.92)	(1.74)	(2.10)	(1.98)	(2.34)
Net gain (loss) on investments (realized and unrealized)	(26.59)	2.49	(7.02)	(3.23)	1.62	(8.85)
Total from investment operations	(27.37)	.57	(8.76)	(5.33)	(.36)	(11.19)
Net asset value, end of period	$74.46	$101.83	$101.26	$110.02	$115.35	$115.71

Total Return[c]	(26.87%)	0.53%	(7.96%)	(4.63%)	(0.26%)	(8.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$252	$448	$62	$4,859	$258	$8
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.59%)	(1.74%)	(1.74%)	(1.60%)	(1.66%)
Total expenses	1.74%	1.75%	1.75%	1.78%	1.85%	1.78%
Net expenses	1.74%	1.75%	1.75%	1.75%[d]	1.71%[d]	1.69%[d]
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$103.83	$104.23	$114.21	$120.45	$121.50	$128.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.02)	(2.82)	(2.34)	(3.12)	(2.94)	(3.30)
Net gain (loss) on investments (realized and unrealized)	(27.14)	2.42	(7.64)	(3.12)	1.89	(3.21)
Total from investment operations	(28.16)	(.40)	(9.98)	(6.24)	(1.05)	(6.51)
Net asset value, end of period	$75.67	$103.83	$104.23	$114.21	$120.45	$121.50

Total Return[c]	(27.15%)	(0.29%)	(8.78%)	(5.23%)	(0.84%)	(5.06%)[e]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$181	$371	$102	$262	$115	$1,261
Ratios to average net assets:
Net investment income (loss)	(2.24%)	(2.44%)	(2.47%)	(2.44%)	(2.41%)	(2.41%)
Total expenses	2.49%	2.50%	2.48%	2.48%	2.65%	2.53%
Net expenses	2.49%	2.50%	2.48%	2.46%[d]	2.51%[d]	2.44%[d]
Portfolio turnover rate	—	—	—	—	—	—

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$101.28	$100.80	$109.97	$115.31	$115.73	$126.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.72)	(2.04)	(1.68)	(2.10)	(1.98)	(2.28)
Net gain (loss) on investments (realized and unrealized)	(26.66)	2.52	(7.49)	(3.24)	1.56	(8.86)
Total from investment operations	(27.38)	.48	(9.17)	(5.34)	(.42)	(11.14)
Net asset value, end of period	$73.90	$101.28	$100.80	$109.97	$115.31	$115.73

Total Return[c]	(27.01%)	0.48%	(8.35%)	(4.63%)	(0.36%)	(8.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,036	$26,336	$23,091	$5,815	$1,942	$2,215
Ratios to average net assets:
Net investment income (loss)	(1.50%)	(1.65%)	(1.71%)	(1.74%)	(1.56%)	(1.67%)
Total expenses	1.75%	1.74%	1.73%	1.78%	1.82%	1.79%
Net expenses	1.75%	1.74%	1.73%	1.76%[d]	1.68%[d]	1.70%[d]
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net Expense information reflects the expense ratios after expense waivers.
[e]

Generally, the performance of the Fund’s C-Class shares will underperform the Fund’s H-Class shares and A-Class shares due to the C-Class shares’ higher expense ratio. However, the performance of the Fund’s C-Class shares is greater than that of the H-Class shares and A-Class shares due to the impact large redemptions of C-Class shares had on the expense accruals for C-Class shares. The effect of the expense accruals on the performance of the C-Class shares of the Fund was magnified by the small asset base of the C-Class shares.

[f]	Reverse share split — Per share amounts for the periods presented through September 30 , 2016 have been restated to reflect a 1:6 reverse share split effective October 31, 2016 — See Note 13.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

FUND PROFILE (Unaudited)	September 30, 2016

EMERGING MARKETS BOND STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the emerging markets bond market as defined by the Adviser.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 8, 2013
C-Class	October 8, 2013
H-Class	October 8, 2013

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
EMERGING MARKETS BOND STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 76.1%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	$631,455	$631,455
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	501,379	501,379
Total Repurchase Agreements
(Cost $1,132,834)		1,132,834

Total Investments - 76.1%
(Cost $1,132,834)		$1,132,834
Other Assets & Liabilities, net - 23.9%		356,321
Total Net Assets - 100.0%		$1,489,155

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $729,234)	6	$3,311
December 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $393,563)	3	1,807
(Total Aggregate Value of Contracts $1,122,797)		$5,118

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International November 2016 iShares JP Morgan USD Emerging Markets Bond ETF swap 0.88%[2], Terminating 11/03/16 (Notional Value $291,384)	2,486	$870
Goldman Sachs International November 2016 PowerShares Emerging Markets Sovereign Debt Portfolio swap 0.98%[3], Terminating 11/03/16 (Notional Value $289,300)	9,445	661
(Total Notional Value $580,684)		$1,531

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Appreciation
CDX.EM-26 Index	Barclays Bank plc	ICE	1.00%	12/20/21	$1,400,000	$(1,309,703)	$(91,844)	$1,547

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	Total Return based on iShares JP Morgan USD Emerging Markets Bond ETF +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.
[3]	Total Return based on Power Shares Emerging Markets Sovereign Debt Portfolio +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.
ICE — Intercontinental Exchange
plc — Public Limited Company
CDX.EM-26 Index — Credit Default Swap Emerging Markets Series 26 Index

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
EMERGING MARKETS BOND STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps	$—	$—	$—	$1,547	$—	$1,547
Equity Index Swap Agreements	—	—	—	1,531	—	1,531
Interest Rate Futures Contracts	—	5,118	—	—	—	5,118
Repurchase Agreements	—	—	1,132,834	—	—	1,132,834
Total	$—	$5,118	$1,132,834	$3,078	$—	$1,141,030

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Repurchase agreements, at value (cost $1,132,834)	$1,132,834
Segregated cash with broker	596,955
Unrealized appreciation on swap agreements	3,078
Receivables:
Fund shares sold	27,577
Interest	440
Total assets	1,760,884

Liabilities:
Payable for:
Swap settlement	148,426
Unamortized upfront premiums paid on credit default swaps	91,844
Management fees	9,458
Fund shares redeemed	4,169
Distribution and service fees	3,235
Transfer agent and administrative fees	3,153
Variation margin	2,203
Portfolio accounting fees	1,892
Miscellaneous	7,349
Total liabilities	271,729
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,489,155

Net assets consist of:
Paid in capital	$1,414,509
Accumulated net investment loss	(58,170)
Accumulated net realized gain on investments	124,620
Net unrealized appreciation on investments	8,196
Net assets	$1,489,155

A-Class:
Net assets	$906,679
Capital shares outstanding*	11,767
Net asset value per share*	$77.05
Maximum offering price per share (Net asset value divided by 95.25%)*	$80.89

C-Class:
Net assets	$132,433
Capital shares outstanding*	1,776
Net asset value per share*	$74.57

H-Class:
Net assets	$450,043
Capital shares outstanding*	5,873
Net asset value per share*	$76.63

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends	$31,747
Interest	13,910
Total investment income	45,657

Expenses:
Management fees	54,434
Transfer agent and administrative fees	18,145
Distribution and service fees:
A-Class	13,585
C-Class	676
H-Class	4,393
Portfolio accounting fees	10,888
Custodian fees	908
Trustees’ fees**	285
Miscellaneous	11,116
Total expenses	114,430
Net investment loss	(68,773)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	53,802
Swap agreements	287,535
Futures contracts	(203,541)
Net realized gain	137,796
Net change in unrealized appreciation (depreciation) on:
Investments	(9,545)
Swap agreements	4,586
Futures contracts	1,967
Net change in unrealized appreciation (depreciation)	(2,992)
Net realized and unrealized gain	134,804
Net increase in net assets resulting from operations	$66,031

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:4 reverse share split effective November 7, 2016 — See Note 13.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(68,773)	$27,754
Net realized gain on investments	137,796	728,098
Net change in unrealized appreciation (depreciation) on investments	(2,992)	10,676
Net increase in net assets resulting from operations	66,031	766,528

Distributions to shareholders from:
Net investment income
A-Class	—	(4,095)
C-Class	—	(6,486)
H-Class	—	(18,553)
Net realized gains
A-Class	(8,051)	—
C-Class	(642)	—
H-Class	(24,807)	—
Total distributions to shareholders	(33,500)	(29,134)

Capital share transactions:
Proceeds from sale of shares
A-Class	44,673,535	33,166,270
C-Class	83,632	183,968
H-Class	18,261,246	4,344,437
Distributions reinvested
A-Class	8,051	4,095
C-Class	536	4,976
H-Class	24,701	18,553
Cost of shares redeemed
A-Class	(43,908,877)	(33,725,205)
C-Class	(89,239)	(90,538)
H-Class	(18,196,911)	(4,269,575)
Net increase (decrease) from capital share transactions	856,674	(363,019)
Net increase in net assets	889,205	374,375

Net assets:
Beginning of period	599,950	225,575
End of period	$1,489,155	$599,950
Accumulated net investment loss/Undistributed net investment income at end of period	$(58,170)	$10,603

Capital share activity:*
Shares sold
A-Class	582,312	473,665
C-Class	1,163	2,515
H-Class	245,211	57,824
Shares issued from reinvestment of distributions
A-Class	109	60
C-Class	8	75
H-Class	336	273
Shares redeemed
A-Class	(574,210)	(470,644)
C-Class	(1,230)	(1,173)
H-Class	(242,608)	(57,052)
Net increase in shares	11,091	5,543

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 1:4 reverse share split effective November 7, 2016 — See Note 13.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Period Ended March 31, 2014[b,d]
Per Share Data
Net asset value, beginning of period	$72.75	$81.52	$100.68	$100.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.44)	1.12	(1.44)	(.84)
Net gain (loss) on investments (realized and unrealized)	5.06	2.23	(3.76)	1.52
Total from investment operations	4.62	3.35	(5.20)	.68
Less distributions from:
Net investment income	—	(12.12)	(13.96)	—
Net realized gains	(.32)	—	—	—
Total distributions	(.32)	(12.12)	(13.96)	—
Net asset value, end of period	$77.05	$72.75	$81.52	$100.68

Total Return[e]	6.34%	5.13%	(5.31%)	0.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$907	$259	$39	$499
Ratios to average net assets:
Net investment income (loss)	(1.17%)	1.59%	(1.50%)	(1.78%)
Total expenses	1.57%	1.58%	1.71%	1.83%
Portfolio turnover rate	392%	21,555%	655%	—

C-Class	Period Ended September 30, 2016[a,d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Period Ended March 31, 2014[b,d]
Per Share Data
Net asset value, beginning of period	$70.54	$80.35	$100.37	$100.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.40)	(1.00)	(1.80)	(1.12)
Net gain (loss) on investments (realized and unrealized)	4.75	3.31	(4.26)	1.49
Total from investment operations	4.35	2.31	(6.06)	.37
Less distributions from:
Net investment income	—	(12.12)	(13.96)	—
Net realized gains	(.32)	—	—	—
Total distributions	(.32)	(12.12)	(13.96)	—
Net asset value, end of period	$74.57	$70.54	$80.35	$100.37

Total Return[e]	6.20%	3.73%	(6.19%)	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132	$129	$34	$10
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(1.33%)	(1.85%)	(2.34%)
Total expenses	2.32%	2.32%	2.24%	2.39%
Portfolio turnover rate	392%	21,555%	655%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Period Ended March 31, 2014[b,d]
Per Share Data
Net asset value, beginning of period	$72.19	$81.18	$100.73	$100.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.44)	(1.56)	(.76)
Net gain (loss) on investments (realized and unrealized)	4.84	3.57	(4.03)	1.49
Total from investment operations	4.76	3.13	(5.59)	.73
Less distributions from:
Net investment income	—	(12.12)	(13.96)	—
Net realized gains	(.32)	—	—	—
Total distributions	(.32)	(12.12)	(13.96)	—
Net asset value, end of period	$76.63	$72.19	$81.18	$100.73

Total Return[e]	6.61%	4.82%	(5.74%)	0.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$450	$212	$153	$5,580
Ratios to average net assets:
Net investment income (loss)	(0.23%)	(0.55%)	(1.64%)	(1.62%)
Total expenses	1.54%	1.56%	1.74%	1.64%
Portfolio turnover rate	392%	21,555%	655%	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 8, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Reverse share split — Per share amounts for the periods presented through September 30 , 2016 have been restated to reflect a 1:4 reverse share split effective November 7, 2016 — See Note 13.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2016, the Trust consisted of fifty-three funds.

This report covers the Long Short Equity Fund, Event Driven and Distressed Strategies Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund (the “Funds”), each a non-diversified investment company. Only A-Class, C-Class, H-Class, P-Class and Institutional Class shares had been issued by the Funds.

The International Equity Funds and Fixed Income Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provided transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities; RFS ceased to be an affiliate of GI as of October 4, 2016, when it was acquired by MUFG Investor Services. In connection with its acquisition, RFS changed its name to MUFG Investors Services (US), LLC (“MUIS”). This change has no impact on the financial statements of the Funds.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2016, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

E. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.29% at September 30, 2016.

J. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Long Short Equity Fund	Index exposure, Liquidity	$76,894	$287,100
Event Driven and Distressed Strategies Fund	Index exposure, Liquidity, Duration	4,723,072	—
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,442,524	—
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,461,598
Emerging Markets Bond Strategy Fund	Index exposure, Leverage, Liquidity, Duration	784,994	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces

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counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Event Driven and Distressed Strategies Fund	Index exposure, Liquidity	$1,223,888	$—
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	29,363,871	—
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	31,751,689
Emerging Markets Bond Strategy Fund	Index exposure, Leverage, Liquidity, Duration	1,008,387	—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long
Event Driven and Distressed Strategies Fund	Index exposure, Liquidity, Duration	$5,013,376
Emerging Markets Bond Strategy Fund	Index exposure, Leverage, Liquidity, Duration	958,521

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2016
Event Driven and Distressed Strategies Fund	$—	$3,356	$20,398	$59,120	$82,874
Emerging Markets 2x Strategy Fund	17,206	58,424	—	—	75,630
Inverse Emerging Markets 2x Strategy Fund	—	14,181	—	—	14,181
Emerging Markets Bond Strategy Fund	—	1,531	5,118	1,547	8,196

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2016
Inverse Emerging Markets 2x Strategy Fund	$—	$2,232	$—	$—	$2,232

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2016.

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Long Short Equity Fund	$(97,858)	$—	$—	$—	$(97,858)
Event Driven and Distressed Strategies Fund	97,933	(16,755)	12,481	234,730	328,389
Emerging Markets 2x Strategy Fund	271,862	2,109,899	—	—	2,381,761
Inverse Emerging Markets 2x Strategy Fund	15,127	141,845	—	—	156,972
Emerging Markets Bond Strategy Fund	—	205,774	(203,541)	81,761	83,994

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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Long Short Equity Fund	$(5,937)	$—	$—	$—	$(5,937)
Event Driven and Distressed Strategies Fund	(29,249)	(64,544)	9,980	(6,742)	(90,555)
Emerging Markets 2x Strategy Fund	(17,226)	(312,533)	—	—	(329,759)
Inverse Emerging Markets 2x Strategy Fund	(140)	55,996	—	—	55,856
Emerging Markets Bond Strategy Fund	—	1,531	1,967	3,055	6,553

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Event Driven and Distressed Strategies Fund	0.90%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Emerging Markets Bond Strategy Fund	0.75%

RFS provided transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provided accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund	Accounting Fees (as a % of Net Assets)
Emerging Markets 2x Strategy Fund	0.15%
Inverse Emerging Markets 2x Strategy Fund	0.15%
Emerging Markets Bond Strategy Fund	0.15%
Remaining Funds
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

GI has contractually agreed to reduce fees and/or reimburse expenses for the Event Driven and Distressed Strategies Fund to the extent necessary to keep net operating expenses relative to the average daily net assets of A-Class, C-Class, H-Class, and Institutional Class shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividends on securities sold short, and extraordinary expenses) from exceeding 1.90%, 2.65%, 1.90%, and 1.65%, respectively. The total annual fund operating expenses after fee waiver and/or expense reimbursement includes excluded expenses and, thus, from time to time may be higher than 1.90%, 2.65%, 1.90% and 1.65%, respectively. This agreement may be terminated only with the approval of the Fund’s Board.

For the period ended September 30, 2016, GFD retained sales charges of $145,031 relating to sales of A-Class shares of the Trust.

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Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.38%			0.00%
Due 10/03/16	$469,487,376	$469,502,243	11/15/39	$803,943,000	$478,877,146

Royal Bank of Canada			U.S. Treasury Notes
0.36%			1.38%-1.50%
Due 10/03/16	419,594,468	419,607,056	05/31/20	370,488,200	380,230,860
			U.S. TIP Notes
			0.25%
			01/15/25	46,061,100	47,755,613
				416,549,300	427,986,473

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amount of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Asset Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Event Driven and Distressed Strategies Fund	Swap equity contracts	$3,356	$—	$3,356	$—	$—	$3,356
Emerging Markets 2x Strategy Fund	Swap equity contracts	58,424	—	58,424	—	—	58,424
Inverse Emerging Markets 2x Strategy Fund	Swap equity contracts	14,181	—	14,181	—	—	14,181
Emerging Markets Bond Strategy Fund	Swap equity contracts	1,531	—	1,531	—	—	1,531

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Event Driven and Distressed Strategies Fund	Swap equity contracts	$2,232	$—	$2,232	$2,232	$—	$—

[1]	Centrally cleared swaps and exchange-traded futures are excluded from these reported amounts.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Long Short Equity Fund	$40,986,262	$2,461,140	$(1,238,610)	$1,222,530
Event Driven and Distressed Strategies Fund	6,880,117	13,221	(1,257)	11,964
Emerging Markets 2x Strategy Fund	19,705,227	747,277	(18,262)	729,015
Inverse Emerging Markets 2x Strategy Fund	1,451,090	—	—	—
Emerging Markets Bond Strategy Fund	1,132,834	—	—	—

8. Securities Transactions

For the period ended September 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$71,109,091	$68,185,896
Event Driven and Distressed Strategies Fund	1,676,769	3,069,786
Emerging Markets 2x Strategy Fund	115,924,153	118,245,140
Emerging Markets Bond Strategy Fund	3,913,708	4,197,709

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Loss
Event Driven and Distressed Strategies Fund	$—	$1,825,120	$(98,870)
Emerging Markets 2x Strategy Fund	1,095,745	105,645	(8,731)

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended September 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 03/31/16	Additions	Reductions	Value 09/30/16	Shares 09/30/16	Investment Income	Realized Gain (Loss)
Long Short Equity Fund
Guggenheim Strategy Fund I	$2,054,852	$17,314	$—	$2,087,117	83,518	$17,182	$—
Guggenheim Strategy Fund II	14,088	154	—	14,386	577	153	—
	$2,068,940	$17,468	$—	$2,101,503		$17,335	$—

Event Driven and Distressed Strategies Fund
Guggenheim Strategy Fund I	$2,031,647	$821,298	$(200,000)	$2,670,956	106,881	$21,129	$(804)
Guggenheim Strategy Fund II	2,039,748	827,774	(200,000)	2,693,287	107,991	27,483	(1,615)
	$4,071,395	$1,649,072	$(400,000)	$5,364,243		$48,612	$(2,419)

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.31% for the period ended September 30, 2016. The Funds did not have any borrowings outstanding under this agreement at September 30, 2016.

The average daily balances borrowed for the period ended September 30, 2016, were as follows:

Fund	Average Daily Balance
Event Driven and Distressed Strategies Fund	$3,278
Emerging Markets 2x Strategy Fund	17,286

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

11. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff appealed the dismissal to the U.S. District Court for the Southern District of New York.

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

12. H-Class Shares Redesignated as P-Class Shares

Effective following the close of business on April 30, 2015, (the “Redesignation Date”), all outstanding H-Class shares of the Guggenheim Event Driven and Distressed Strategies Fund and Guggenheim Long Short Equity Fund (collectively, the “Funds”) were redesignated as P-Class shares, and the Funds will no longer offer H-Class shares.

P-Class shares of the Funds are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Funds in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Funds reserve the right to modify their minimum investment amount and account balance requirements at any time, with or without prior notice to you.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

13. Subsequent Events

Share Splits

Share Splits occurred for the following Funds at the close of business:

Fund	Effective Date	Split Type
Inverse Emerging Markets 2x Strategy Fund	October 31, 2016	One-for-Six Reverse Split
Emerging Markets Bond Strategy Fund	November 07, 2016	One-for-Four Reverse Split

The effect of these transactions was to divide the number of outstanding shares of Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund by their respective reverse split ratios, resulting in corresponding increases in the NAVs. The share transactions presented in the Statements of Changes in net assets and the per share data in the Financial Highlights for each of the periods presented through September 30, 2016, have been restated to reflect these respective share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Portfolio Securities Loaned

Effective October 6, 2016, each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans would be collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of securities loaned as determined at the close of business on the preceding business day. The cash collateral received would be held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts will invest in short-term investments valued at amortized cost, which approximates market value. Each Fund will receive compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation will be accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned will be accounted for in the same manner as other dividend and interest income. The borrower will pay to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds would retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 19, 2016, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from Fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance

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OTHER INFORMATION (Unaudited) (continued)

policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

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OTHER INFORMATION (Unaudited) (concluded)

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	232

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Managing Director of Transparent Value, LLC (2015-present); Managing Director of Guggenheim Investments (2015-present).

Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Some of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)              Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)                     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 8, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	December 8, 2016

*	Print the name and title of each signing officer under his or her signature.